   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 28, 2000
                                                   REGISTRATION NO. 333-
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ---------------------
                                   FORM N-14


                            REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933            [X]

                            ---------------------
                          PRE-EFFECTIVE AMENDMENT NO.            [ ]
                          POST-EFFECTIVE AMENDMENT NO.           [ ]

                             ---------------------

                           MORGAN STANLEY DEAN WITTER
                              CALIFORNIA TAX-FREE
                                  INCOME FUND
               (Exact Name of Registrant as Specified in Charter)
         (formerly named Dean Witter California Tax-Free Income Fund)


               TWO WORLD TRADE CENTER, NEW YORK, NEW YORK 10048
                   (Address of Principal Executive Offices)


                                 212-392-1600
                        (Registrant's Telephone Number)


                               BARRY FINK, ESQ.
                            Two World Trade Center
                           New York, New York 10048
                    (Name and Address of Agent for Service)

                             ---------------------
                                   COPY TO:
                            STUART M. STRAUSS, ESQ.
                             Mayer, Brown & Platt
                                 1675 Broadway
                           New York, New York 10019

                             ---------------------

     It is proposed that this filing will become effective on the thirtieth day after the date of this filing, pursuant to Rule 488.

                  The Exhibit Index is located on page [   ]

     PURSUANT TO RULE 429, THIS REGISTRATION STATEMENT RELATES TO SHARES PREVIOUSLY REGISTERED BY THE REGISTRANT ON FORM N-1A (REGISTRATION NOS.
2-91103; 811-4020).
--------------------------------------------------------------------------------

                                   FORM N-14

          MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

                             CROSS REFERENCE SHEET

           PURSUANT TO RULE 481(A) UNDER THE SECURITIES ACT OF 1933




PART A OF FORM N-14 ITEM NO.              PROXY STATEMENT AND PROSPECTUS HEADING
------------------------------   -------------------------------------------------------
1 (a) ........................   Cross Reference Sheet
  (b) ........................   Front Cover Page
  (c) ........................                              *
2 (a) ........................                              *
  (b) ........................   Table of Contents
3 (a) ........................   Fee Table
  (b) ........................   Synopsis
  (c) ........................   Principal Risk Factors
4 (a) ........................   The Reorganization
  (b) ........................   The Reorganization -- Capitalization Table (Unaudited)
5 (a) ........................   Registrant's Prospectus
  (b) ........................                              *
  (c) ........................                              *
  (d) ........................                              *
  (e) ........................   Available Information
  (f) ........................   Available Information
6 (a) ........................   Prospectus of Morgan Stanley Dean Witter Multi-State
                                 Municipal Series Trust
  (b) ........................   Available Information
  (c) ........................                              *
  (d) ........................                              *
7 (a) ........................   Introduction -- Proxies
  (b) ........................                              *
  (c) ........................   Introduction; The Reorganization -- Appraisal Rights
8 (a) ........................   The Reorganization
  (b) ........................                              *
9   ..........................                              *


PART B OF FORM N-14 ITEM NO.             STATEMENT OF ADDITIONAL INFORMATION HEADING
------------------------------   -----------------------------------------------------------
10(a) ........................   Cover Page
  (b) ........................                                *
11  ..........................   Table of Contents
12(a) ........................   Additional Information about Morgan Stanley Dean Witter
                                   California Tax-Free Income Fund
  (b) ........................                                *
  (c) ........................
13(a) ........................   Additional Information about Morgan Stanley Dean Witter
                                   Multi-State Municipal Series Trust
  (b) ........................                                *
  (c) ........................                                *
14    ........................   Registrant's Annual Report for the fiscal year ended
                                   December 31, 1999. Morgan Stanley Dean Witter
                                   Multi-State Municipal Series Trust's Annual Report for the
                                   fiscal year ended November 30, 1999.


 PART C OF FORM N-14 ITEM NO.     OTHER INFORMATION HEADING
------------------------------   --------------------------
15  ..........................   Indemnification
16  ..........................   Exhibits
17  ..........................   Undertakings

----------
* Not Applicable or negative answer

         MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
                               CALIFORNIA SERIES

                            TWO WORLD TRADE CENTER
                           NEW YORK, NEW YORK 10048
                                (800) 869-NEWS

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                           TO BE HELD JUNE 22, 2000


TO THE SHAREHOLDERS OF THE CALIFORNIA SERIES, A SERIES OF MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST :

     Notice is hereby given of a Special Meeting of the Shareholders of the California Series ("California Series"), a portfolio of Morgan Stanley Dean Witter Multi-State Municipal Series Trust ("Multi-State"), to be held in Conference Room A, Forty-Fourth Floor, Two World Trade Center, New York, New York 10048, at 10:00 A.M., New York time, on June 22, 2000, and any adjournments thereof (the "Meeting"), for the following purposes:

1. To consider and vote upon an Agreement and Plan of Reorganization, dated January 26, 2000 (the "Reorganization Agreement"), between Multi-State, on behalf of California Series, and Morgan Stanley Dean Witter California Tax-Free Income Fund ("California Tax-Free"), pursuant to which substantially all of the assets of California Series would be combined with those of California Tax-Free and shareholders of California Series would become shareholders of California Tax-Free receiving Class D shares of California Tax-Free with a value equal to the value of their holdings in California Series (the "Reorganization"); and

2. To act upon such other matters as may properly come before the Meeting.

     The Reorganization is more fully described in the accompanying Proxy Statement and Prospectus and a copy of the Reorganization Agreement is attached as Exhibit A thereto. Shareholders of record at the close of business on March 17, 2000 are entitled to notice of, and to vote at, the Meeting. Please read the Proxy Statement and Prospectus carefully before telling us, through your proxy or in person, how you wish your shares to be voted. Alternatively, if you are eligible to vote telephonically by touchtone telephone or electronically on the Internet (as discussed in the enclosed Proxy Statement) you may do so in lieu of attending the Meeting in person. THE BOARD OF TRUSTEES OF MULTI-STATE RECOMMENDS YOU VOTE IN FAVOR OF THE REORGANIZATION. WE URGE YOU TO SIGN, DATE AND MAIL THE ENCLOSED PROXY PROMPTLY.


                                            By Order of the Board of Trustees,


                                            BARRY FINK,
                                            Secretary

March   , 2000


  YOU CAN HELP AVOID THE NECESSITY AND EXPENSE OF SENDING FOLLOW-UP LETTERS TO ENSURE A QUORUM BY PROMPTLY RETURNING THE ENCLOSED PROXY. IF YOU ARE UNABLE TO BE PRESENT IN PERSON, PLEASE FILL IN, SIGN AND RETURN THE ENCLOSED PROXY IN ORDER THAT THE NECESSARY QUORUM BE REPRESENTED AT THE MEETING. THE ENCLOSED ENVELOPE REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES. AS DISCUSSED IN THE ENCLOSED PROXY STATEMENT, CERTAIN SHAREHOLDERS WILL BE ABLE TO VOTE TELEPHONICALLY BY TOUCHTONE TELEPHONE OR ELECTRONICALLY ON THE INTERNET BY FOLLOWING INSTRUCTIONS ON THEIR PROXY CARDS OR ON THE ENCLOSED VOTING INFORMATION CARD.

                          MORGAN STANLEY DEAN WITTER
                        CALIFORNIA TAX-FREE INCOME FUND

               TWO WORLD TRADE CENTER, NEW YORK, NEW YORK 10048
                                (800) 869-NEWS


                         ACQUISITION OF THE ASSETS OF
                      THE CALIFORNIA SERIES, A SERIES OF
         MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST


                   BY AND IN EXCHANGE FOR CLASS D SHARES OF
          MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND


     This Proxy Statement and Prospectus is being furnished to shareholders of the California Series ("California Series"), a portfolio of Morgan Stanley Dean Witter Multi-State Municipal Series Trust ("Multi-State"), in connection with an Agreement and Plan of Reorganization, dated January 26, 2000 (the "Reorganization Agreement"), pursuant to which substantially all the assets of California Series will be combined with those of Morgan Stanley Dean Witter California Tax-Free Income Fund ("California Tax-Free") in exchange for Class D shares of California Tax-Free (the "Reorganization"). As a result of this transaction, shareholders of California Series will become shareholders of California Tax-Free and will receive Class D shares of California Tax-Free with a value equal to the value of their holdings in California Series. The terms and conditions of this transaction are more fully described in this Proxy Statement and Prospectus and in the Reorganization Agreement between Multi-State, on behalf of California Series, and California Tax-Free, attached hereto as Exhibit A. The address of California Series is that of California Tax-Free set forth above. This Proxy Statement also constitutes a Prospectus of
California Tax-Free, which is dated March   , 2000, filed by California
Tax-Free with the Securities and Exchange Commission (the "Commission") as part of its Registration Statement on Form N-14 (the "Registration Statement").

     California Tax-Free is an open-end diversified management investment company whose investment objective is to provide a high level of current income exempt from federal and California State income taxes, consistent with preservation of capital. The fund seeks to achieve its objective by investing at least 80% of its assets in securities that pay interest exempt from federal and California State income taxes.

     This Proxy Statement and Prospectus sets forth concisely information about California Tax-Free that shareholders of California Series should know before voting on the Reorganization Agreement. A copy of the Prospectus for California Tax-Free dated February 22, 2000, is attached as Exhibit B and incorporated herein by reference. Also enclosed and incorporated herein by reference is California Tax-Free's Annual Report for the fiscal year ended December 31, 1999. A Statement of Additional Information relating to the Reorganization, described in this Proxy Statement and Prospectus (the "Additional Statement"),
dated March   , 2000, has been filed with the Commission and is also
incorporated herein by reference. Also incorporated herein by reference are Multi-State's Prospectus, dated February 25, 2000, and Annual Report for its fiscal year ended November 30, 1999. Such documents are available without charge by calling (800) 869-NEWS (TOLL FREE).

Investors are advised to read and retain this Proxy Statement and Prospectus for future reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

          THIS PROXY STATEMENT AND PROSPECTUS IS DATED MARCH   , 2000.

                               TABLE OF CONTENTS
                        PROXY STATEMENT AND PROSPECTUS




                                                                                              PAGE
                                                                                             -----
INTRODUCTION .............................................................................      1
  General ................................................................................      1
  Record Date; Share Information .........................................................      1
  Proxies ................................................................................      2
  Expenses of Solicitation ...............................................................      2
  Vote Required ..........................................................................      3
SYNOPSIS .................................................................................      3
  The Reorganization .....................................................................      3
  Fee Table ..............................................................................      4
  Tax Consequences of the Reorganization .................................................      5
  Comparison of California Series and California Tax-Free ................................      5
PRINCIPAL RISK FACTORS ...................................................................      7
THE REORGANIZATION .......................................................................      8
  The Proposal ...........................................................................      8
  The Board's Consideration ..............................................................      8
  The Reorganization Agreement ...........................................................     10
  Tax Aspects of the Reorganization ......................................................     11
  Description of Shares ..................................................................     12
  Capitalization Table (unaudited) .......................................................     13
  Appraisal Rights .......................................................................     13
COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS ...........................     13
  Investment Objectives and Policies .....................................................     13
  Investment Restrictions ................................................................     14
ADDITIONAL INFORMATION ABOUT CALIFORNIA SERIES AND CALIFORNIA
 TAX-FREE ................................................................................     14
  General ................................................................................     14
  Financial Information ..................................................................     15
  Management .............................................................................     15
  Description of Securities and Shareholder Inquiries ....................................     15
  Dividends, Distributions and Taxes .....................................................     15
  Purchases, Repurchases and Redemptions .................................................     15
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE ..............................................     15
FINANCIAL STATEMENTS AND EXPERTS .........................................................     15
LEGAL MATTERS ............................................................................     15
AVAILABLE INFORMATION ....................................................................     16
OTHER BUSINESS ...........................................................................     16
Exhibit A - Agreement and Plan of Reorganization, dated January 26, 2000, by and between
 Multi-State, on behalf of California Series, and California Tax-Free ....................    A-1
Exhibit B - Prospectus of California Tax-Free dated February 22, 2000 ....................    B-1

         MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
                               CALIFORNIA SERIES
                            TWO WORLD TRADE CENTER
                           NEW YORK, NEW YORK 10048
                                 (800) 869-NEWS

                             --------------------

                        PROXY STATEMENT AND PROSPECTUS
                             --------------------

                        SPECIAL MEETING OF SHAREHOLDERS
                           TO BE HELD JUNE 22, 2000


                                 INTRODUCTION


GENERAL

     This Proxy Statement and Prospectus is being furnished to the shareholders of the California Series ("California Series"), a portfolio of Morgan Stanley Dean Witter Multi-State Municipal Series Trust ("Multi-State"), an open-end non-diversified management investment company, in connection with the solicitation by the Board of Trustees of Multi-State (the "Board") of proxies to be used at the Special Meeting of Shareholders of California Series to be held in Conference Room A, Forty-Fourth Floor, Two World Trade Center, New York, New York 10048 at 10:00 A.M., New York time, on June 22, 2000, and any adjournments thereof (the "Meeting"). It is expected that the mailing of this
Proxy Statement and Prospectus will be made on or about March   , 2000.

     At the Meeting, California Series shareholders ("Shareholders") will consider and vote upon an Agreement and Plan of Reorganization, dated January 26, 2000 (the "Reorganization Agreement"), between Multi-State, on behalf of California Series, and Morgan Stanley Dean Witter California Tax-Free Income Fund ("California Tax-Free") pursuant to which substantially all of the assets of California Series will be combined with those of California Tax-Free in exchange for Class D shares of California Tax-Free. As a result of this transaction, Shareholders will become shareholders of California Tax-Free and will receive Class D shares of California Tax-Free equal to the value of their holdings in California Series on the date of such transaction (the "Reorganization"). The Class D shares to be issued by California Tax-Free pursuant to the Reorganization (the "California Tax-Free Shares") will be issued at net asset value without an initial sales charge. Further information relating to California Tax-Free is set forth herein and in California Tax-Free's current Prospectus, dated February 22, 2000 ("California Tax-Free's Prospectus"), attached to this Proxy Statement and Prospectus and incorporated herein by reference.

     The information concerning California Series contained herein has been supplied by Multi-State and the information concerning California Tax-Free contained herein has been supplied by California Tax-Free.


RECORD DATE; SHARE INFORMATION

     The Board has fixed the close of business on March 17, 2000 as the record date (the "Record Date") for the determination of the Shareholders entitled to notice of, and to vote at, the Meeting. As of the Record Date,
there were [    ] shares of California Series issued and outstanding.
Shareholders on the Record Date are entitled to one vote per share on each matter submitted to a vote at the Meeting. A majority of the outstanding shares entitled to vote, represented in person or by proxy, will constitute a quorum at the Meeting.

     The following persons were known to own of record or beneficially 5% or more of the outstanding shares of California Series as of the Record Date:
     . As of the Record Date, the trustees and officers of Multi-State, as a group, owned less than 1% of the outstanding shares of California Series.

     The following persons were known to own of record or beneficially 5% or more of the outstanding shares of a Class of California Tax-Free as of the
Record Date:      . As of the Record Date, the trustees and officers of
California Tax-Free, as a group, owned less than 1% of the outstanding shares of California Tax-Free.


PROXIES

     The enclosed form of proxy, if properly executed and returned, will be voted in accordance with the choice specified thereon. The proxy will be voted in favor of the Reorganization Agreement unless a choice is indicated to vote against or to abstain from voting on the Reorganization Agreement. The Board knows of no business, other than that set forth in the Notice of Special Meeting of Shareholders, to be presented for consideration at the Meeting. However, the proxy confers discretionary authority upon the persons named therein to vote as they determine on other business, not currently contemplated, which may come before the Meeting. Abstentions and, if applicable, broker "non-votes" will not count as votes in favor of the Reorganization Agreement, and broker "non-votes" will not be deemed to be present at the meeting for purposes of determining whether the Reorganization Agreement has been approved. Broker "non-votes" are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority. If a Shareholder executes and returns a proxy but fails to indicate how the votes should be cast, the proxy will be voted in favor of the Reorganization Agreement. The proxy may be revoked at any time prior to the voting thereof by: (i) delivering written notice of revocation to the Secretary of Multi-State at Two World Trade Center, New York, New York 10048; (ii) attending the Meeting and voting in person; or
(iii) completing and returning a new proxy (whether by mail or, as discussed below, by touchtone telephone or the Internet) (if returned and received in time to be voted). Attendance at the Meeting will not in and of itself revoke a proxy.

     In the event that the necessary quorum to transact business or the vote required to approve or reject the Reorganization Agreement is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of the holders of a majority of shares of California Series present in person or by proxy at the Meeting. The persons named as proxies will vote in favor of such adjournment those proxies which they are entitled to vote in favor of the Reorganization Agreement and will vote against any such adjournment those proxies required to be voted against the Reorganization Agreement.


EXPENSES OF SOLICITATION

     All expenses of this solicitation, including the cost of preparing and mailing this Proxy Statement and Prospectus, will be borne by California Series, which expenses are expected to approximate $70,000. California Series and California Tax-Free will bear all of their respective other expenses associated with the Reorganization. In addition to the solicitation of proxies by mail, proxies may be solicited by officers of Multi-State, and officers and regular employees of Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors" or the "Investment Manager") and Morgan Stanley Dean Witter Trust FSB ("MSDW Trust"), an affiliate of MSDW Advisors, personally or by mail, telephone, telegraph or otherwise, without compensation therefor. Brokerage houses, banks and other fiduciaries may be requested to forward soliciting material to the beneficial owners of shares and to obtain authorization for the execution of proxies.


     Shareholders whose shares are registered with MSDW Trust will be able to vote their shares by touchtone telephone or by Internet by following the instructions on the proxy card or on the Voting Information Card accompanying this Proxy Statement and Prospectus. To vote by touchtone telephone, Shareholders can call the toll-free number 1-800-690-6903. To vote by Internet, Shareholders can access the websites www.msdwt.com or www.proxyvote.com. Telephonic and Internet voting with MSDW Trust presently are not available to Shareholders whose shares are held in street name.

     In certain instances, MSDW Trust, an affiliate of MSDW Advisors, may call Shareholders to ask if they would be willing to have their votes recorded by telephone. The telephone voting procedure is designed to authenticate Shareholders' identities, to allow Shareholders to authorize the voting of their shares in accordance with their instructions and to confirm that their instructions have been recorded properly. No recommendation will be made as to how a Shareholder should vote on the Reorganization Agreement other than to refer to the recommendation of the Board. Multi-State, on behalf of California Series, has been advised by counsel that these procedures are consistent with the requirements of applicable law. Shareholders voting by telephone in this manner will be asked for their social security number or other identifying information and will be given an opportunity to authorize proxies to vote their shares in accordance with their instructions. To ensure that the Shareholders' instructions have been recorded correctly, they will receive a confirmation of their instructions in the mail. A special toll-free number will be available in case the information contained in the confirmation is incorrect. Although a Shareholder's vote may be taken by telephone, each Shareholder will receive a copy of this Proxy Statement and Prospectus and may vote by mail using the enclosed proxy card or by touchtone telephone or the Internet as set forth above. The last proxy vote received in time to be voted, whether by proxy card, touchtone telephone or Internet, will be the vote that is counted and will revoke all previous votes by the Shareholder.


VOTE REQUIRED


     Approval of the Reorganization Agreement by the Shareholders requires the affirmative vote of a majority (i.e., more than 50%) of the shares of California Series represented in person or by proxy and entitled to vote at the Meeting, provided a quorum is present at the Meeting. If the Reorganization Agreement is not approved by Shareholders, California Series will continue in existence and the Board will consider alternative actions.


                                   SYNOPSIS


     The following is a synopsis of certain information contained in or incorporated by reference in this Proxy Statement and Prospectus. This synopsis is only a summary and is qualified in its entirety by the more detailed information contained or incorporated by reference in this Proxy Statement and Prospectus and the Reorganization Agreement. Shareholders should carefully review this Proxy Statement and Prospectus and Reorganization Agreement in their entirety and, in particular, California Tax-Free's Prospectus, which is attached to this Proxy Statement and incorporated herein by reference.


THE REORGANIZATION

     The Reorganization Agreement provides for the transfer of substantially all the assets of California Series, subject to stated liabilities, to California Tax-Free in exchange for the California Tax-Free Shares. The aggregate net asset value of the California Tax-Free Shares issued in the exchange will equal the aggregate value of the net assets of California Series received by California Tax-Free. On or after the closing date scheduled for the Reorganization (the "Closing Date"), California Series will distribute the California Tax-Free Shares received by California Series to Shareholders as of the Valuation Date (as defined below under "The Reorganization Agreement") in complete liquidation of California Series and California Series will thereafter be dissolved as a portfolio of Multi-State under Massachusetts law. As a result of the Reorganization, each

Shareholder will receive that number of full and fractional California Tax-Free Shares equal in value to such Shareholder's pro rata interest in the net assets of California Series transferred to California Tax-Free. Accordingly, as a result of the Reorganization, each Shareholder of California Series will become a holder of Class D shares of California Tax-Free. Shareholders holding their shares of California Series in certificate form will be asked to surrender their certificates in connection with the Reorganization. Shareholders who do not surrender their certificates prior to the Closing Date will still receive their shares of California Tax-Free; however, such Shareholders will not be able to redeem, transfer or exchange the California Tax-Free Shares received until the old certificates have been surrendered. The Board has determined that the interests of Shareholders will not be diluted as a result of the Reorganization.


     FOR THE REASONS SET FORTH BELOW UNDER "THE REORGANIZATION -- THE BOARD'S CONSIDERATION," THE BOARD, INCLUDING THE TRUSTEES WHO ARE NOT "INTERESTED PERSONS" OF MULTI-STATE, ON BEHALF OF CALIFORNIA SERIES ("INDEPENDENT TRUSTEES"), AS THAT TERM IS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "1940 ACT"), HAS CONCLUDED THAT THE REORGANIZATION IS IN THE BEST INTERESTS OF CALIFORNIA SERIES AND ITS SHAREHOLDERS AND RECOMMENDS APPROVAL OF THE REORGANIZATION AGREEMENT.


FEE TABLE


     California Series and California Tax-Free each pay expenses for management of their assets, distribution of their shares and other services, and those expenses are reflected in the net asset value per share of each fund. Class D shares of California Tax-Free do not pay distribution-related fees; however, the other three Classes offered by California Tax-Free pay fees for the distribution of their shares. The following table briefly describes the fees and expenses that a shareholder of California Series and a Class D shareholder of California Tax-Free may pay if they buy and hold shares of each respective fund. These expenses are deducted from each respective fund's assets and are based on expenses paid by California Series for its fiscal year ended November 30, 1999, and by California Tax-Free for its fiscal year ended December 31, 1999. The table also sets forth pro forma fees for the surviving combined fund (California Tax-Free) reflecting what the fee schedule would have been on December 31, 1999, if the Reorganization had been consummated twelve (12) months prior to that date and assuming Class D fees and expenses.


Shareholder Fees


                                                                             CALIFORNIA     PRO FORMA
                                                             CALIFORNIA       TAX-FREE      COMBINED
                                                               SERIES         (CLASS D)     (CLASS D)
                                                           --------------   ------------   ----------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
 (AS A PERCENTAGE OF OFFERING PRICE)                         4.0%(1)        none           none
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED
 DIVIDENDS                                                    none          none           none
MAXIMUM CONTINGENT DEFERRED SALES CHARGE (LOAD) (AS A
 PERCENTAGE OF THE LESSER OF ORIGINAL PURCHASE PRICE OR
 REDEMPTION PROCEEDS)                                         none          none           none
REDEMPTION FEES                                               none          none           none
EXCHANGE FEE                                                  none          none           none

Annual Fund Operating Expenses (expenses that are deducted from fund assets)



                                                                      CALIFORNIA     PRO FORMA
                                                     CALIFORNIA        TAX-FREE       COMBINED
                                                       SERIES         (CLASS D)      (CLASS D)
                                                  ---------------   -------------   -----------
MANAGEMENT FEES ...............................         0.35%            0.54%          0.53%
DISTRIBUTION AND SERVICE (12B-1) FEES .........         0.15%(2)        none           none
OTHER EXPENSES ................................         0.11%            0.05%          0.05%
TOTAL ANNUAL FUND OPERATING EXPENSES ..........         0.61%            0.59%          0.58%

----------
(1)   Reduced for purchases of $25,000 and over.

(2) The 12b-1 fee is accrued daily and payable monthly. The entire 12b-1 fee payable by California Series is characterized as a service fee within the meaning of National Association of Securities Dealers, Inc. ("NASD") guidelines and are payments made for personal service and/or maintenance of shareholder accounts.

EXAMPLE

     To attempt to show the effect of these expenses on an investment over time, the hypotheticals shown below have been created. The Example assumes that an investor invests $10,000 in either California Series or Class D shares of California Tax-Free or the new combined fund (California Tax-Free), that the investment has a 5% return each year and that the operating expenses for each fund remain the same (as set forth in the chart above). Although a shareholder's actual costs may be higher or lower, the tables below show a shareholder's costs at the end of each period based on these assumptions depending upon whether or not a shareholder sold his shares at the end of each period.



                                            1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                           --------   ---------   ---------   ---------
California Series ......................     $460        $588        $727      $1,132
California Tax-Free (Class D) ..........     $ 60        $189        $329      $  738
Pro Forma Combined (Class D) ...........     $ 59        $186        $324      $  726

     The purpose of the foregoing fee table is to assist the investor or shareholder in understanding the various costs and expenses that an investor or shareholder in the fund will bear directly or indirectly. For a more complete description of these costs and expenses, see "Comparison of California Series and California Tax-Free -- Investment Management and Distribution Plan Fees, Other Significant Fees, and Purchases, Exchanges and Redemptions" below.


TAX CONSEQUENCES OF THE REORGANIZATION

     As a condition to the Reorganization, Multi-State, on behalf of California Series will receive an opinion of Mayer, Brown & Platt to the effect that the Reorganization will constitute a tax-free reorganization for federal income tax purposes, and that no gain or loss will be recognized by California Series or the shareholders of California Series for federal income tax purposes as a result of the transactions included in the Reorganization. For further information about the tax consequences of the Reorganization, see "The Reorganization -- Tax Aspects of the Reorganization" below.


COMPARISON OF CALIFORNIA SERIES AND CALIFORNIA TAX-FREE

     INVESTMENT OBJECTIVES AND POLICIES. California Series and California Tax-Free have identical investment objectives. Both California Series and California Tax-Free seek to provide a high level of current income exempt from federal and California State income taxes consistent with the preservation of capital.

     Both funds seek to achieve their investment objectives by investing at least 80% of their respective total assets in securities, the interest of which is exempt from federal and California state income taxes.

     The investment policies of both funds are essentially the same; the principal differences between them are described under "Comparison of Investment Objectives, Policies and Restrictions" below.

     Other than each fund's policy of investing at least 80% of its respective assets in California tax-exempt securities, the investment policies of both California Series and California Tax-Free are not fundamental and may be changed by their respective Boards of Trustees.

     INVESTMENT MANAGEMENT AND DISTRIBUTION PLAN FEES. California Series and California Tax-Free obtain management services from MSDW Advisors. With respect to California Series, the fund pays MSDW Advisors monthly compensation calculated daily at an annual rate of 0.35% of the fund's average daily net assets. With respect to California Tax-Free, the fund pays MSDW Advisors monthly compensation calculated daily by applying the following annual rates to the average net assets of the fund determined as of the close of each business day: 0.55% to the portion of net assets not exceeding $500 million; 0.525% to the portion of net assets exceeding $500 million but not exceeding $750 million; 0.50% to the portion of net assets exceeding $750 million but not exceeding $1 billion; and 0.475% to the portion of the net assets exceeding $1 billion. Each class of shares of California Tax-Free is subject to the same management fee rates.

     Multi-State has adopted a distribution plan ("Plan") pursuant to Rule 12b-1 under the 1940 Act whereby each series, including California Series, reimburses the Distributor and others for the expenses of certain activities and services incurred by them in connection with the distribution of each respective series' shares. Reimbursement for these expenses is made in monthly payments by, in this case, California Series, to the Distributor, which will in no event exceed amounts equal to payment at the annual rate of 0.15% of the average daily net assets of California Series. There are no 12b-1 fees applicable to California Tax Free's Class D shares. For further information relating to the 12b-1 fees applicable to each class of California Tax-Free's shares, see the section entitled "Share Class Arrangements" in California Tax-Free's Prospectus, attached hereto.

     OTHER SIGNIFICANT FEES. Both California Series and California Tax-Free pay additional fees in connection with their operations, including legal, auditing, transfer agent, trustees fees and custodial fees. See "Synopsis -- Fee Table" above for the percentage of average net assets represented by such "Other Expenses."

     PURCHASES, EXCHANGES AND REDEMPTIONS. Shares of California Series are sold at net asset value plus an initial sales charge of up to 4.0%. The initial sales charge is reduced for certain purchases. Shares of California Series may be redeemed for cash without redemption or other charge at any time at the net asset value per share next determined. Class D shares of California Tax-Free are currently offered at net asset value and such shares may be redeemed for cash without redemption or other charge at the net asset value per share next determined. Normally, Class D shares of California Tax-Free are offered only to a limited group of investors. Subsequent to the Reorganization, all California Series shares will be designated Class D shares of California Tax-Free. However, additional investments (except for reinvestment of distributions received on shares acquired as a result of the Reorganization) in Class D shares of California Tax-Free (or in Class D shares of any other Morgan Stanley Dean Witter Fund) by Shareholders holding such shares may only be made if those Shareholders are otherwise eligible to purchase Class D shares. Class D shares acquired in the Reorganization may, however, be exchanged for Class D shares of another Morgan Stanley Dean Witter Fund pursuant to Class D's exchange privileges discussed below.

     California Tax-Free currently offers four classes of shares (Class A, Class B, Class C and Class D) which differ principally in terms of sales charges, distribution and service fees and ongoing expenses. For further information relating to each of the classes of California Tax-Free's shares, see the section entitled "Share Class Arrangements" in California Tax-Free's Prospectus.

     Shares of California Series currently may be exchanged for shares of any other Multi-State series, for Class A shares of any Morgan Stanley Dean Witter Fund that offers its shares in more than one class, for shares of Morgan Stanley Dean Witter Hawaii Municipal Trust, Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust, Morgan Stanley Dean Witter North American Government Income Trust, Morgan Stanley Dean Witter Limited Term Municipal Trust, Morgan Stanley Dean Witter Short-Term Bond Fund and for shares of the five Morgan Stanley Dean Witter Funds that are money market funds. Class D shares of California Tax-Free may be exchanged for Class D shares of any other Morgan Stanley Dean Witter Fund that offers its shares in more than one class, or any of Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust, Morgan Stanley Dean Witter North American Government Income Trust, Morgan Stanley Dean Witter Limited Term Municipal Trust, Morgan Stanley Dean Witter Short-Term Bond Fund and the five Morgan Stanley Dean Witter Funds that are money market funds (the foregoing funds are collectively referred to as the "Exchange Funds"), without the imposition of an exchange fee.

     Both California Series and California Tax-Free provide telephone exchange privileges to their shareholders. For greater details relating to exchange privileges applicable to California Tax-Free, see the section entitled "How to Exchange Shares" in California Tax-Free's Prospectus.

     Both California Series and California Tax-Free may redeem involuntarily, at net asset value, most accounts valued at less than $100. However, both funds offer a reinstatement privilege whereby a shareholder who has not previously exercised such privilege whose shares have been redeemed or repurchased may, within thirty-five days after the date of redemption or repurchase, reinstate any portion or all of the proceeds thereof in shares of the same class from which such shares were redeemed or repurchased.

     DIVIDENDS. California Series and California Tax-Free each declare income dividends daily and pay dividends from net investment income monthly. Both California Series and California Tax-Free distribute net capital gains, if any, at least annually in December. Each, however, may determine either to distribute or to retain all or part of any net long-term capital gains in any year for reinvestment. With respect to both California Series and California Tax-Free, dividends and capital gains distributions are automatically reinvested in additional shares at net asset value unless the shareholder elects to receive cash.


                            PRINCIPAL RISK FACTORS

     The share price or net asset value of California Tax-Free and California Series will fluctuate with changes in the market value of their respective portfolio securities. The market value of the funds' portfolio securities will increase or decrease due to a variety of economic, market and political factors, including changes in prevailing interest rates, which cannot be predicted. The principal risks of an investment in either California Tax-Free or California Series are the risks associated with their respective fixed-income securities which primarily consist of municipal obligations. Fixed income securities are subject to two types of risks: credit risk, and interest rate risk.

     Credit risk refers to the possibility that the issuer of a security will be unable or unwilling to make interest payments and/or repay the principal on its debt. In the case of certain municipal obligations known as revenue bonds, the credit risk refers to the possibility that the user fees from a project or specified revenue source are insufficient to meet interest and/or principal payment obligations or the credit impairment of the user. California Tax-Free and California Series are subject to the added credit risk of concentrating their investments in a single state - California. Because both funds concentrate their investments in securities issued by California state and local governments and government authorities, both funds will be significantly affected by the political, economic and regulatory developments concerning those issuers. Should any difficulties develop concerning California issuers' abilities to pay principal and/or interest on their debt obligations, the value and yield of both funds could be adversely affected. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up.

     Unlike California Tax-Free, California Series is classified as "non-diversified" and, as such, its investments are not required to meet certain diversification requirements under federal law. Compared with California Tax-Free, California Series may invest a greater percentage of its assets in the securities of an individual issuer. Thus, California Series' assets may be concentrated in fewer securities than California Tax-Free. A decline in the value of those investments may cause California Series' overall value to decline to a greater degree than California Tax-Free.

     Both California Tax-Free and California Series may invest a portion of their respective assets in inverse floating rate municipal obligations which are obligations that are typically created through a division of a fixed rate municipal obligation into two separate instruments, a short-term obligation and a long-term obligation. The interest rates on inverse floating rate municipal obligations generally move in the reverse direction of market interest rates. Inverse floating rate municipal obligations offer the potential for higher income than is available from fixed rate obligations of comparable maturity and credit rating but they also carry greater risks. In particular, the prices of inverse floating rate municipal obligations are more volatile, i.e., they increase and decrease in response to changes in interest rates to a greater extent than comparable fixed rate obligations.

     Both California Tax-Free and California Series may invest in lease obligations and futures which involve certain risks.

     The foregoing discussion is a summary of the principal risk factors. For a more complete discussion of the risks of each fund, see "Principal Risks" and "Additional Risk Information" in the Prospectus of Multi-State and in California Tax-Free's Prospectus attached hereto and incorporated herein by reference.


                              THE REORGANIZATION


THE PROPOSAL

     The Board of Trustees of Multi-State, on behalf of California Series, including the Independent Trustees, having reviewed the financial position of California Series and the prospects for achieving economies of scale through the Reorganization and having determined that the Reorganization is in the best interests of California Series and its Shareholders and that the interests of Shareholders will not be diluted as a result thereof, recommends approval of the Reorganization by Shareholders of California Series.


THE BOARD'S CONSIDERATION

     At a meeting held on January 26, 2000, the Board, including all of the Independent Trustees, unanimously approved the Reorganization Agreement and determined to recommend that Shareholders approve the Reorganization Agreement. In reaching this decision, the Board made an extensive inquiry into a number of factors, particularly the comparative expenses currently incurred in the operations of California Series and the Class D shares of California Tax-Free. The Board also considered other factors, including, but not limited to: the small asset base of California Series which may affect the long-term economic viability of the fund because of higher costs and disadvantageous economies of scale; the general compatibility of the investment objectives, policies, restrictions and portfolios of California Series and California Tax-Free; the terms and conditions of the Reorganization which would affect the price of shares to be issued in the Reorganization; the tax-free nature of the Reorganization; and any direct or indirect costs to be incurred by California Series and California Tax-Free in connection with the Reorganization.

     In recommending the Reorganization to Shareholders, the Board of Multi-State, on behalf of California Series, considered that the Reorganization would have the following benefits to Shareholders:


     1. Once the Reorganization is consummated, the expenses which would be borne by Class D shareholders of the "combined fund" are expected to be slightly lower on a percentage basis than the expenses per share of California Series although the investment management fee of California Tax-Free is higher than the investment management fee of California Series. The combined fund's expenses would be lower in part because Class D shares of California Tax-Free bear no 12b-1 fees, whereas California Series is subject to an annual 12b-1 fee of up to 0.15% of its average net assets. Furthermore, the estimated current rate of other expenses to be paid by Class D of the surviving California Tax-Free (0.05% of average daily net assets) would be lower than the rate of other expenses currently paid by California Series (0.11% of average daily net assets). In addition, to the extent that the Reorganization would result in Shareholders becoming shareholders of a combined larger fund, further economies of scale could be achieved since various fixed expenses (e.g., auditing and legal) can be spread over a larger number of shares. The Board noted that the expense ratio for California Series was higher (0.61% for its fiscal year ended November 30, 1999) than the expense ratio for Class D shares of California Tax-Free (0.58% for its fiscal year ended December 31, 1999).


     2. Shareholders will be able to participate in an expanded diversified portfolio of California municipal issuers through investment in California Tax-Free.


     3. Shareholders would have the ability to exchange their Class D shares of California Tax-Free acquired as a result of the Reorganization into Class D shares of any Morgan Stanley Dean Witter Multi-Class Fund. Currently, Shareholders may only exchange into Class A shares of any Morgan Stanley Dean Witter Multi-Class Fund. Class D shares bear lower expenses than Class A shares.


     4. The Reorganization is intended to qualify as a tax-free reorganization for Federal income tax purposes, pursuant to which no gain or loss will be recognized by California Series or its Shareholders for Federal income tax purposes as a result of transactions included in the Reorganization.


     5. The Board also took into consideration that absent the Reorganization, California Tax-Free will continue to compete for investor funds with California Series and that it appeared unlikely that California Series would experience a material growth in assets in the future. The Reorganization should allow for more concentrated selling efforts to the benefit of both California Series and California Tax-Free shareholders and avoid the inefficiencies associated with the operation and distribution of two similar funds through the same sales organization.


     The Board of Trustees of California Tax-Free, including a majority of the Independent Trustees of California Tax-Free, also have determined that the Reorganization is in the best interests of California Tax-Free and its shareholders and that the interests of existing shareholders of California Tax-Free will not be diluted as a result thereof. The transaction will enable California Tax-Free to acquire investment securities which are consistent with California Tax-Free's investment objective, without the costs attendant to the purchase of such securities in the market. Also, the addition of assets to California Tax-Free's portfolio may cause California Tax-Free to reach a lower breakpoint rate reduction in the investment management fee. Furthermore, like the Shareholders of California Series, the shareholders of California Tax-Free may also realize an intangible benefit in having the Morgan Stanley Dean Witter sales organization concentrate its selling efforts on one rather than two similar funds, which may result in further economies of scale. Finally, the Board considered that even if the benefits enumerated above are not realized, the costs to the Fund are sufficiently minor to warrant taking the opportunity to realize those benefits.

THE REORGANIZATION AGREEMENT

     The terms and conditions under which the Reorganization would be consummated, as summarized below, are set forth in the Reorganization Agreement. This summary is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached as Exhibit A to this Proxy Statement and Prospectus.

     The Reorganization Agreement provides that (i) California Series will transfer all of its assets, including portfolio securities, cash (other than cash amounts retained by California Series as a "Cash Reserve" in the amount sufficient to discharge its liabilities not discharged prior to the Valuation Date (as defined below) and for expenses of the dissolution), cash equivalents and receivables to California Tax-Free on the Closing Date in exchange for the assumption by California Tax-Free of stated liabilities of California Series, including all expenses, costs, charges and reserves, as reflected on an unaudited statement of assets and liabilities of California Series prepared by the Treasurer of Multi-State, on behalf of California Series, as of the Valuation Date (as defined below) in accordance with generally accepted accounting principles consistently applied from the prior audited period, and the delivery of the California Tax-Free Shares; (ii) such California Tax-Free Shares would be distributed to Shareholders on the Closing Date or as soon as practicable thereafter; (iii) California Series would be dissolved; and (iv) the outstanding shares of California Series would be canceled.

     The number of California Tax-Free Shares to be delivered to California Series will be determined by dividing the aggregate net asset value of the shares of California Series acquired by California Tax-Free by the net asset value per share of the Class D shares of California Tax-Free; these values will be calculated as of the close of business of the New York Stock Exchange on the third business day following the receipt of the requisite approval by Shareholders of the Reorganization Agreement or at such other time as California Series and California Tax-Free may agree (the "Valuation Date"). As an illustration, assume that on the Valuation Date, the shares of California Series had an aggregate net asset value (not including any Cash Reserve of California Series) of $100,000. If the net asset value per Class D share of California Tax-Free were $10 per share at the close of business on the Valuation Date, the number of Class D shares of California Tax-Free to be issued would be 10,000 ($100,000 (divided by) $10). These 10,000 Class D shares of California Tax-Free would be distributed to the former shareholders of California Series. This example is given for illustration purposes only and does not bear any relationship to the dollar amounts or shares expected to be involved in the Reorganization.

     On the Closing Date or as soon as practicable thereafter, California Series will distribute pro rata to its Shareholders of record as of the close of business on the Valuation Date, the California Tax-Free Shares it receives. Each Shareholder will receive Class D shares of California Tax-Free that corresponds to the shares of California Series currently held by that Shareholder. California Tax-Free will cause its transfer agent to credit and confirm an appropriate number of California Tax-Free Shares to each Shareholder. Certificates for California Tax-Free Shares will be issued only upon written request of a Shareholder and only for whole shares, with fractional shares credited to the name of the Shareholder on the books of California Tax-Free. Shareholders who wish to receive certificates representing their California Tax-Free Shares must, after receipt of their confirmations, make a written request to California Tax-Free's transfer agent Morgan Stanley Dean Witter Trust FSB, Harborside Financial Center, Jersey City, New Jersey 07311. Shareholders of California Series holding their shares in certificate form will be asked to surrender such certificates in connection with the Reorganization. Shareholders who do not surrender their certificates prior to the Closing Date will still receive their shares of California Tax-Free; however, such Shareholders will not be able to redeem, transfer or exchange the California Tax-Free Shares received until the old certificates have been surrendered.

     The Closing Date will be the next business day following the Valuation Date. The consummation of the Reorganization is contingent upon the approval of the Reorganization by the Shareholders and the receipt of the other opinions and certificates set forth in Sections 6, 7 and 8 of the Reorganization Agreement and the occurrence of the events described in those Sections, certain of which may be waived by California Series or California Tax-Free. The Reorganization Agreement may be amended in any mutually agreeable manner. All expenses of this solicitation, including the cost of preparing and mailing this Proxy Statement and Prospectus, will be borne by California Series, which expenses are expected to approximate $70,000. California Series and California Tax-Free will bear all of their respective other expenses associated with the Reorganization.

     The Reorganization Agreement may be terminated and the Reorganization abandoned at any time, before or after approval by Shareholders or by mutual consent of Multi-State, on behalf of California Series, and California Tax-Free. In addition, either party may terminate the Reorganization Agreement upon the occurrence of a material breach of the Reorganization Agreement by the other party or if, by September 30, 2000, any condition set forth in the Reorganization Agreement has not been fulfilled or waived by the party entitled to its benefits.

     Under the Reorganization Agreement, within one year after the Closing Date, Multi-State, on behalf of California Series, shall: either pay or make provision for all of its liabilities and distribute any remaining amount of the Cash Reserve (after paying or making provision for such liabilities and the estimated cost of making the distribution) to former Shareholders of California Series that received California Tax-Free Shares. California Series shall be dissolved as a portfolio of Multi-State under Massachusetts law promptly following the distributions of shares of California Tax-Free to Shareholders of record of California Series.

     The effect of the Reorganization is that Shareholders who vote their shares in favor of the Reorganization Agreement are electing to sell their shares of California Series (at net asset value on the Valuation Date calculated after subtracting any Cash Reserve) and reinvest the proceeds in California Tax-Free Shares at net asset value and without recognition of taxable gain or loss for Federal income tax purposes. See "Tax Aspects of the Reorganization" below. As noted in "Tax Aspects of the Reorganization" below, if California Series recognizes net gain from the sale of securities prior to the Closing Date, such gain, to the extent not offset by capital loss carryforwards, will be distributed to Shareholders prior to the Closing Date and will be taxable to Shareholders as capital gain.

     Shareholders will continue to be able to redeem their shares of California Series at net asset value next determined after receipt of the redemption request until the close of business on the business day next preceding the Closing Date. Redemption requests received by Multi-State, on behalf of California Series, thereafter will be treated as requests for redemption of shares of California Tax-Free.


TAX ASPECTS OF THE REORGANIZATION

     At least one but not more than 20 business days prior to the Valuation Date, California Series will declare and pay a dividend or dividends which, together with all previous such dividends, will have the effect of distributing to Shareholders all of California Series' investment company taxable income for all periods since the inception of California Series through and including the Valuation Date (computed without regard to any dividends paid deduction), and all of California Series' net capital gain, if any, realized in such periods (after reduction for any capital loss carryforward).

     The Reorganization is intended to qualify for Federal income tax purposes as a tax-free reorganization under Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the "Code").

     As a condition to the Reorganization, Multi-State, on behalf of California Series, and California Tax-Free will receive an opinion of Mayer, Brown & Platt to the effect that, based on certain assumptions, facts, the terms of the Reorganization Agreement and representations set forth in the Reorganization Agreement or otherwise provided by Multi-State, on behalf of California Series, and California Tax-Free (including a representation to the effect that California Tax-Free has no plan or intention to sell or otherwise dispose of more than fifty percent of the assets of California Series acquired in the Reorganization except for dispositions made in the ordinary course of business):

     1. The transfer of California Series' assets in exchange for the California Tax-Free Shares and the assumption by California Tax-Free of certain stated liabilities of California Series followed by the distribution by California Series of the California Tax-Free Shares to Shareholders in exchange for their California Series shares pursuant to and in accordance with the terms of the Reorganization Agreement will constitute a "reorganization" within the meaning of Section 368(a)(1)(C) of the Code, and California Series and California Tax-Free will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

     2. No gain or loss will be recognized by California Tax-Free upon the receipt of the assets of California Series solely in exchange for the California Tax-Free Shares and the assumption by California Tax-Free of the stated liabilities of California Series;

     3. No gain or loss will be recognized by California Series upon the transfer of the assets of California Series to California Tax-Free in exchange for the California Tax-Free Shares and the assumption by California Tax-Free of the stated liabilities or upon the distribution of California Tax-Free Shares to Shareholders in exchange for their California Series shares;

     4. No gain or loss will be recognized by Shareholders upon the exchange of the shares of California Series for the California Tax-Free Shares;

     5. The aggregate tax basis for the California Tax-Free Shares received by each of the Shareholders pursuant to the Reorganization will be the same as the aggregate tax basis of the shares in California Series held by each such Shareholder immediately prior to the Reorganization;

     6. The holding period of the California Tax-Free Shares to be received by each Shareholder will include the period during which the shares in California Series surrendered in exchange therefor were held (provided such shares in California Series were held as capital assets on the date of the Reorganization);

     7. The tax basis of the assets of California Series acquired by California Tax-Free will be the same as the tax basis of such assets of California Series immediately prior to the Reorganization; and

     8. The holding period of the assets of California Series in the hands of California Tax-Free will include the period during which those assets were held by California Series.

     SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISORS REGARDING THE EFFECT, IF ANY, OF THE PROPOSED TRANSACTION IN LIGHT OF THEIR INDIVIDUAL CIRCUMSTANCES. BECAUSE THE FOREGOING DISCUSSION ONLY RELATES TO THE FEDERAL INCOME TAX CONSEQUENCES OF THE PROPOSED TRANSACTION, SHAREHOLDERS SHOULD ALSO CONSULT THEIR TAX ADVISORS AS TO STATE AND LOCAL TAX CONSEQUENCES, IF ANY, OF THE PROPOSED TRANSACTION.


DESCRIPTION OF SHARES

     Class D shares of California Tax-Free to be issued pursuant to the Reorganization Agreement will, when issued, be fully paid and non-assessable by California Tax-Free and transferable without restrictions and will have no preemptive rights. As stated above, Class D shares of California Tax-Free are not subject to any sales charge on purchase or redemption or any 12b-1 fee.

CAPITALIZATION TABLE (UNAUDITED)

     The following table sets forth the capitalization of California Tax-Free and California Series as of January 31, 2000 and on a pro forma combined basis as if the Reorganization had occurred on that date:



                                                                                             NET ASSET
                                                                                SHARES         VALUE
                                                             NET ASSETS      OUTSTANDING     PER SHARE
                                                           --------------   -------------   ----------
California Series ......................................   $ 92,310,545       9,264,475      $  9.96
California Tax-Free:
 (Class A) .............................................   $  6,146,618         531,265      $ 11.57
 (Class B) .............................................   $745,801,215      64,120,147      $ 11.63
 (Class C) .............................................   $ 12,533,369       1,077,411      $ 11.63
 (Class D) .............................................   $    917,307          79,072      $ 11.60
Total California Tax-Free (Class A -- D) ...............   $765,398,509              --           --
Combined Fund (pro forma)
 (Class A) .............................................   $  6,146,618         531,265      $ 11.57
 (Class B) .............................................   $745,801,215      64,120,147      $ 11.63
 (Class C) .............................................   $ 12,533,369       1,077,411      $ 11.63
 (Class D) .............................................   $ 93,227,852       8,036,878      $ 11.60
Total Combined Fund (pro forma) (Class A -- D) .........   $857,709,054              --           --


APPRAISAL RIGHTS

     Shareholders will have no appraisal rights in connection with the Reorganization.


        COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS


INVESTMENT OBJECTIVES AND POLICIES

     California Series and California Tax-Free have identical investment objectives and similar investment policies. Both California Series and California Tax-Free seek to provide a high level of current income exempt from both federal and California state income taxes, consistent with preservation of capital.

     Both California Series and California Tax-Free invest at least 80% of their assets in securities that pay interest exempt from federal and California income tax in accordance with their respective investment objectives set forth above. Both California Series and California Tax-Free invest in investment grade municipal obligations (municipal bonds, notes or commercial paper), however, municipal bonds must be rated within the four highest grades by Moody's Investors Service ("Moody's") or Standard & Poor's Corporation ("S&P") or Fitch Investors Service, LP ("Fitch"), municipal notes within the two highest grades by Moody's, S&P or Fitch and municipal commercial paper within the highest grade by Moody's, S&P and Fitch. Unrated securities may only be purchased if such securities are judged by the Investment Manager to be of comparable quality to the rated securities described above.

     Both California Series and California Tax-Free may invest up to 10% of their respective assets in inverse floating rate municipal obligations. The interest rates on these obligations generally move in the reverse direction of market interest rates. If market interest rates fall, the interest rates on the obligations will increase and if market interest rates increase, the interest rate on the obligations will fall.

     Both California Series and California Tax-Free may invest up to 20% of their respective assets in taxable money market instruments and tax-exempt securities of other states and municipalities.

     California Series may invest any amount of its assets in securities that pay interest subject to the "alternative minimum tax" ("AMT") with the result that some taxpayers may have to pay tax on income distributions from the California Series. California Tax-Free may only invest up to 20% of its assets in securities subject to the AMT unless the fund has adopted a temporary defensive posture as set forth below.

     Both California Series and California Tax-Free may take temporary "defensive" positions in attempting to respond to adverse market conditions in which any amount of their respective assets may be invested in taxable money market securities or in tax-exempt municipal obligations issued by states other than California where interest on such obligations would normally be exempt from federal income tax but not from California income tax. In addition, during such a defensive posture, California Tax-Free may also invest any amount of its assets in tax-exempt securities subject to the AMT.

     Both California Series and California Tax-Free may (i) purchase securities on a when-issued or delayed delivery basis, (ii) purchase or sell securities on a forward commitment basis, (iii) purchase variable and floating rate municipal obligations, (iv) enter into repurchase agreements subject to certain procedures designed to minimize risks associated with such agreements, (v) purchase industrial revenue bonds, including lease obligations, and private activity bonds, (vi) invest in zero coupon securities, (vii) lend their portfolio securities and (viii) enter into options and futures transactions.

     The investment policies of both California Series and California Tax-Free are not fundamental and may be changed by their respective Boards. However, the policy of California Series and California Tax-Free of investing at least 80% of their respective assets in California tax-exempt securities is fundamental and may not be changed without the approval of each fund's respective shareholders. The foregoing discussion is a summary of the principal differences and similarities between the investment policies of the funds. For a more complete discussion of each fund's policies, see "Principal Investment Strategies" and "Additional Investment Strategy Information" in California Tax-Free's prospectus and "Principal Investment Strategy" and "Additional Investment Strategy Information" in Multi-State's Prospectus; and "Description of the Fund and Its Investments and Risks" in California Tax-Free's Statement of Additional Information and "Description of the Fund and the Investments and Risks of the Series" in Multi-State's Statement of Additional Information.

INVESTMENT RESTRICTIONS

     The investment restrictions adopted by California Series and California Tax-Free as fundamental policies are substantially similar and are summarized under the caption "Description of the Fund and Its Investments and Risks -- Fund Policies/Investment Restrictions" in their respective Statements of Additional Information. A fundamental investment restriction cannot be changed without the vote of the majority of the outstanding voting securities of a fund, as defined in the 1940 Act. The material differences are as follows: (a) California Tax-Free may not, as to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer (other than U.S. Government securities); California Series, because it is a non-diversified fund, has no such investment restriction but limits its investments of 5% or more in the securities of any one issuer as to 50% of its total assets in order to qualify as a regulated investment company under Subchapter M of the Code; and (b) California Tax-Free may not purchase more than 10% of all outstanding taxable debt securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or by the State of California or its political subdivisions); California Series has no such investment restriction.

                ADDITIONAL INFORMATION ABOUT CALIFORNIA SERIES
                            AND CALIFORNIA TAX-FREE

GENERAL

     For a discussion of the organization and operation of California Tax-Free and California Series, see "Fund Management" and "Investment Objective" in their respective Prospectuses.

FINANCIAL INFORMATION

     For certain financial information about California Tax-Free and California Series, see "Financial Highlights" and "Past Performance" in their respective Prospectuses.


MANAGEMENT

     For information about the respective Board of Trustees, Investment Manager, and the Distributor of California Tax-Free and California Series, see "Fund Management" in their respective Prospectuses.


DESCRIPTION OF SECURITIES AND SHAREHOLDER INQUIRIES

     For a description of the nature and most significant attributes of shares of California Series and California Tax-Free, and information regarding shareholder inquiries, see "Capital Stock and Other Securities" in their respective Statements of Additional Information.


DIVIDENDS, DISTRIBUTIONS AND TAXES

     For a discussion of California Tax-Free's and California Series' policies with respect to dividends, distributions and taxes, see "Distributions" and "Tax Consequences" in their respective Prospectuses as well as the discussion herein under "Synopsis -- Purchases, Exchanges and Redemptions."


PURCHASES, REPURCHASES AND REDEMPTIONS

     For a discussion of how California Tax-Free's and California Series' shares may be purchased, repurchased and redeemed, see "How to Buy Shares," "How to Exchange Shares" and "How to Sell Shares" in their respective Prospectuses.


                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

     For a discussion of California Tax-Free's performance, see management's letter to shareholders in its Annual Report for its fiscal year ended December 31, 1999 accompanying this Proxy Statement and Prospectus. For a discussion of the performance of California Series, see Multi-State's Annual Report for its fiscal year ended November 30, 1999.


                       FINANCIAL STATEMENTS AND EXPERTS

     The financial statements of California Tax-Free, for the year ended December 31, 1999, and California Series, for the year ended November 30, 1999 that are incorporated by reference in the Statement of Additional Information relating to the Registration Statement on Form N-14 of which this Proxy Statement and Prospectus forms a part, have been audited by PricewaterhouseCoopers LLP, independent accountants. The financial statements have been incorporated by reference in reliance upon such reports given upon the authority of PricewaterhouseCoopers LLP as experts in accounting and auditing.


                                 LEGAL MATTERS

     Certain legal matters concerning the issuance of shares of California Tax-Free will be passed upon by Mayer, Brown & Platt, New York, New York. Such firm will rely on Lane Altman & Owens as to matters of Massachusetts law.

                             AVAILABLE INFORMATION

     Additional information about California Series and California Tax-Free is available, as applicable, in the following documents which are incorporated herein by reference: (i) California Tax-Free's Prospectus dated February 22, 2000, attached to this Proxy Statement and Prospectus, which Prospectus forms a part of Post-Effective Amendment No. 18 to California Tax-Free's Registration Statement on Form N-1A (File Nos. 2-91103; 811-4020); (ii) California Tax-Free's Annual Report for its fiscal year ended December 31, 1999, accompanying this Proxy Statement and Prospectus; (iii) Multi-State's Prospectus dated February 25, 2000, which Prospectus forms a part of Post-Effective Amendment No. 12 to Multi-State's Registration Statement on Form N-1A (File Nos. 33-37562; 811-6208); and (iv) Multi-State's Annual Report for its fiscal year ended November 30, 1999. The foregoing documents may be obtained without charge by calling (800) 869-NEWS (toll-free).

     California Series and California Tax-Free are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and in accordance therewith, file reports and other information with the Commission. Proxy material, reports and other information about California Series and California Tax-Free which are of public record can be inspected and copied at public reference facilities maintained by the Commission at Room 1204, Judiciary Plaza, 450 Fifth Street, NW, Washington, D.C. 20549 and certain of its regional offices, and copies of such materials can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549.


                                OTHER BUSINESS

     Management of California Series knows of no business other than the matters specified above which will be presented at the Meeting. Since matters not known at the time of the solicitation may come before the Meeting, the proxy as solicited confers discretionary authority with respect to such matters as properly come before the Meeting, including any adjournment or adjournments thereof, and it is the intention of the persons named as attorneys-in-fact in the proxy to vote this proxy in accordance with their judgment on such matters.



                                      By Order of the Board of Trustees



                                      Barry Fink,
                                      Secretary


March   , 2000

                                                                      EXHIBIT A


                     AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION ("Agreement") is made as of this 26th day of January, 2000, by and between MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND, a Massachusetts business trust ("California Tax-Free") and MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST, a Massachusetts business trust ("Multi-State"), on behalf of its series, CALIFORNIA SERIES ("California Series"). (Where appropriate, references to California Series mean Multi-State, on behalf of California Series.)

     This Agreement is intended to be and is adopted as a "plan of reorganization" within the meaning of Treas. Reg. 1.368-2(g), for a reorganization under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"). The reorganization ("Reorganization") will consist of the transfer to California Tax-Free of substantially all of the assets of California Series in exchange for the assumption by California Tax-Free of all stated liabilities of California Series and the issuance by California Tax-Free of Class D shares of beneficial interest, par value $0.01 per share (the "California Tax-Free Shares"), to be distributed, after the Closing Date hereinafter referred to, to the shareholders of California Series in liquidation of California Series as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

     In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:


1. THE REORGANIZATION AND LIQUIDATION OF CALIFORNIA SERIES

     1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, California Series agrees to assign, deliver and otherwise transfer the California Series Assets (as defined in paragraph 1.2) to California Tax-Free and California Tax-Free agrees in exchange therefor to assume all of California Series stated liabilities on the Closing Date as set forth in paragraph 1.3(a) and to deliver to California Series the number of California Tax-Free Shares, including fractional California Tax-Free Shares, determined in the manner set forth in paragraph 2.3. Such transactions shall take place at the closing provided for in paragraph 3.1 ("Closing").

     1.2 (a) The "California Series Assets" shall consist of all property, including without limitation, all cash (other than the "Cash Reserve" (as defined in paragraph 1.3(b)), cash equivalents, securities and dividend and interest receivables owned by California Series, and any deferred or prepaid expenses shown as an asset on California Series' books on the Valuation Date.

     (b) On or prior to the Valuation Date, Multi-State will provide California Tax-Free with a list of all of California Series assets to be assigned, delivered and otherwise transferred to California Tax-Free and of the stated liabilities to be assumed by California Tax-Free pursuant to this Agreement. California Series reserves the right to sell any of the securities on such list but will not, without the prior approval of California Tax-Free, acquire any additional securities other than securities of the type in which California Tax-Free is permitted to invest and in amounts agreed to in writing by California Tax-Free. California Tax-Free will, within a reasonable time prior to the Valuation Date, furnish California Series with a statement of California Tax-Free's investment objectives, policies and restrictions and a list of the securities, if any, on the list referred to in the first sentence of this paragraph that do not conform to California Tax-Free's investment objective, policies and restrictions. In the event that California Series holds any investments that California Tax-Free is not permitted to hold, California Series will dispose of such securities on or prior to the Valuation Date. In addition, if it is determined that the portfolios of California Series and California Tax-Free, when aggregated, would contain investments exceeding certain percentage limitations imposed upon California Tax-Free with respect to such investments, California Series if requested by California Tax-Free will, on or prior to the Valuation Date, dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date (as defined in paragraph 3.1).

     1.3 (a) California Series will endeavor to discharge all of its liabilities and obligations on or prior to the Valuation Date. California Tax-Free will assume all stated liabilities, which includes, without limitation, all expenses, costs, charges and reserves reflected on an unaudited Statement of Assets and Liabilities of California Series prepared by the Treasurer of Multi-State, on behalf of California Series, as of the Valuation Date in accordance with generally accepted accounting principles consistently applied from the prior audited period.

     (b) On the Valuation Date, California Series may establish a cash reserve, which shall not exceed 5% of California Series' net assets as of the close of business on the Valuation Date ("Cash Reserve") to be retained by California Series and used for the payment of its liabilities not discharged prior to the Valuation Date and for the expenses of dissolution.

     1.4 In order for California Series to comply with Section 852(a)(1) of the Code and to avoid having any investment company taxable income or net capital gain (as defined in Sections 852(b)(2) and 1222(11) of the Code, respectively) in the short taxable year ending with its dissolution, California Series will on or before the Valuation Date (a) declare a dividend in an amount large enough so that it will have declared dividends of all of its investment company taxable income and net capital gain, if any, for such taxable year (determined without regard to any deduction for dividends paid) and (b) distribute such dividend.

     1.5 On the Closing Date or as soon as practicable thereafter, California Series will distribute California Tax-Free Shares received by California Series pursuant to paragraph 1.1 pro rata to its shareholders of record determined as of the close of business on the Valuation Date ("California Series Shareholders"). Each California Series Shareholder will receive Class D shares of California Tax-Free. Such distribution will be accomplished by an instruction, signed by the Secretary of Multi-State, to transfer California Tax-Free Shares then credited to California Series' account on the books of California Tax-Free to open accounts on the books of California Tax-Free in the names of the California Series Shareholders and representing the respective pro rata number of California Tax-Free Shares due such California Series Shareholders. All issued and outstanding shares of California Series simultaneously will be canceled on California Series' books; however, share certificates representing interests in California Series will represent a number of California Tax-Free Shares after the Closing Date as determined in accordance with paragraph 2.3. California Tax-Free will issue certificates representing California Tax-Free Shares in connection with such exchange only upon the written request of a California Series Shareholder.

     1.6 Ownership of California Tax-Free Shares will be shown on the books of California Tax-Free's transfer agent. California Tax-Free Shares will be issued in the manner described in California Tax-Free's current Prospectus and Statement of Additional Information.

     1.7 Any transfer taxes payable upon issuance of California Tax-Free Shares in a name other than the registered holder of California Tax-Free Shares on California Series' books as of the close of business on the Valuation Date shall, as a condition of such issuance and transfer, be paid by the person to whom California Tax-Free Shares are to be issued and transferred.

     1.8 Any reporting responsibility of Multi-State, on behalf of California Series, is and shall remain the responsibility of Multi-State up to and including the date on which California Series is dissolved pursuant to paragraph 1.9.

     1.9 Within one year after the Closing Date, California Series shall pay or make provision for the payment of all its liabilities and taxes, and distribute to the shareholders of California Series as of the close of business on the Valuation Date any remaining amount of the Cash Reserve (as reduced by the estimated cost of distributing it to shareholders). If and to the extent that any trust, escrow account, or other similar entity continues after the close of such one-year period in connection either with making provision for payment of liabilities or taxes or with distributions to shareholders of California Series, such entity shall either (i) qualify as a liquidating trust under Section 7701 of the Code (and applicable Treasury Regulations thereunder) or other entity which does not constitute a continuation of California Series for federal income tax purposes, or (ii) be subject to a waiver under Section 368(a)(2)(G)(ii) of the complete distribution requirement of Section 368(a)(2)(G)(i) of the Code. California Series shall be dissolved as a portfolio of Multi-State under Massachusetts law, promptly following the making of all distributions pursuant to paragraph 1.5 (and, in any event, within one year after the Closing Date).

     1.10 Copies of all books and records maintained on behalf of California Series in connection with its obligations under the Investment Company Act of 1940, as amended (the "1940 Act"), the Code, state blue sky laws or otherwise in connection with this Agreement will promptly after the Closing be delivered to officers of California Tax-Free or their designee and California Tax-Free or its designee shall comply with applicable record retention requirements to which California Series is subject under the 1940 Act.


2. VALUATION

     2.1 The value of the California Series Assets shall be the value of such assets computed as of 4:00 p.m. on the New York Stock Exchange on the third business day following the receipt of the requisite approval by shareholders of California Series of this Agreement or at such time on such earlier or later date after such approval as may be mutually agreed upon in writing (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in California Tax-Free's then current Prospectus and Statement of Additional Information.

     2.2 The net asset value of a California Tax-Free Share shall be the net asset value per share computed on the Valuation Date, using the valuation procedures set forth in California Tax-Free's then current Prospectus and Statement of Additional Information.

     2.3 The number of California Tax-Free Shares (including fractional shares, if any) to be issued hereunder shall be determined, with respect to each class, by dividing the aggregate net asset value of each class of California Series shares (determined in accordance with paragraph 2.1) by the net asset value per share of the Class D shares of California Tax-Free (determined in accordance with paragraph 2.2). For purposes of this paragraph, the aggregate net asset value of the shares of California Series shall not include the amount of the Cash Reserve.

     2.4 All computations of value shall be made by Morgan Stanley Dean Witter Services Company Inc. ("MSDW Services") in accordance with its regular practice in pricing California Tax-Free. California Tax-Free shall cause MSDW Services to deliver a copy of its valuation report at the Closing.


3. CLOSING AND CLOSING DATE

     3.1 The Closing shall take place on the next business day following the Valuation Date (the "Closing Date"). The Closing shall be held as of 9:00 a.m. Eastern time, or at such other time as the parties may agree. The Closing shall be held in a location mutually agreeable to the parties hereto. All acts taking place at the Closing shall be deemed to take place simultaneously as of 9:00 a.m. Eastern time on the Closing Date unless otherwise provided.

     3.2 Portfolio securities held by California Series and represented by a certificate or other written instrument shall be presented by it or on its behalf to The Bank of New York (the "Custodian"), as custodian for California Tax-Free, for examination no later than five business days preceding the Valuation Date. Such portfolio securities (together with any cash or other assets) shall be delivered by California Series to the Custodian for the account of California Tax-Free on or before the Closing Date in conformity with applicable custody provisions under the 1940 Act and duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the custom of brokers. The portfolio securities shall be accompanied by all necessary Federal and state stock transfer stamps or a check for the appropriate purchase price of such stamps. Portfolio securities and instruments deposited with a securities depository (as defined in Rule 17f-4 under the 1940 Act) shall be delivered on or before the Closing Date by book-entry in accordance with customary practices of such depository and the Custodian. The cash delivered shall be in the form of a Federal Funds wire, payable to the order of "The Bank of New York, Custodian for Morgan Stanley Dean Witter California Tax-Free Income Fund."

     3.3 In the event that on the Valuation Date, (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or
(b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of both California Tax-Free and California Series, accurate appraisal of the value of the net assets of California Tax-Free or the California Series Assets is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption and reporting shall have been restored.

     3.4 If requested, Multi-State shall deliver to California Tax-Free or its designee (a) at the Closing, a list, certified by its Secretary, of the names, addresses and taxpayer identification numbers of the California Series Shareholders and the number and percentage ownership of outstanding California Series shares owned by each such California Series Shareholder, all as of the Valuation Date, and (b) as soon as practicable after the Closing, all original documentation (including Internal Revenue Service forms, certificates, certifications and correspondence) relating to the California Series Shareholders' taxpayer identification numbers and their liability for or exemption from back-up withholding. California Tax-Free shall issue and deliver to such Secretary a confirmation evidencing delivery of California Tax-Free Shares to be credited on the Closing Date to California Series or provide evidence satisfactory to California Series that such California Tax-Free Shares have been credited to California Series' account on the books of California Tax-Free. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.


4. COVENANTS OF CALIFORNIA TAX-FREE AND CALIFORNIA SERIES

     4.1 Except as otherwise expressly provided herein with respect to California Series, California Tax-Free and California Series each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and other distributions.

     4.2 California Tax-Free will prepare and file with the Securities and Exchange Commission ("Commission") a registration statement on Form N-14 under the Securities Act of 1933, as amended ("1933 Act"), relating to California Tax-Free Shares ("Registration Statement"). Multi-State will provide California Tax-Free with the Proxy Materials as described in paragraph 4.3 below, for inclusion in the Registration Statement. Multi-State will further provide California Tax-Free with such other information and documents relating to California Series as are reasonably necessary for the preparation of the Registration Statement.

     4.3 Multi-State will call a meeting of the California Series shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein. Multi-State will prepare the notice of meeting, form of proxy and proxy statement (collectively, "Proxy Materials") to be used in connection with such meeting; provided that California Tax-Free will furnish

Multi-State with its currently effective prospectus for inclusion in the Proxy Materials and with such other information relating to California Tax-Free as is reasonably necessary for the preparation of the Proxy Materials.

     4.4 Multi-State will assist California Tax-Free in obtaining such information as California Tax-Free reasonably requests concerning the beneficial ownership of California Series shares.

     4.5 Subject to the provisions of this Agreement, California Tax-Free and Multi-State will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

     4.6 Multi-State shall furnish or cause to be furnished to California Tax-Free within 30 days after the Closing Date a statement of California Series' assets and liabilities as of the Closing Date, which statement shall be certified by Multi-State's Treasurer and shall be in accordance with generally accepted accounting principles consistently applied. As promptly as practicable, but in any case within 60 days after the Closing Date, California Series shall furnish California Tax-Free, in such form as is reasonably satisfactory to California Tax-Free, a statement certified by Multi-State's Treasurer of earnings and profits of California Series for Federal income tax purposes that will be carried over to California Tax-Free pursuant to Section 381 of the Code.

     4.7 As soon after the Closing Date as is reasonably practicable, Multi-State (a) shall prepare and file all Federal and other tax returns and reports of California Series required by law to be filed with respect to all periods ending on or before the Closing Date but not theretofore filed and (b) shall pay all Federal and other taxes shown as due thereon and/or all Federal and other taxes that were unpaid as of the Closing Date, including without limitation, all taxes for which the provision for payment was made as of the Closing Date (as represented in paragraph 5.2(k)).

     4.8 California Tax-Free agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act and the 1940 Act and to make such filings required by the state Blue Sky and securities laws as it may deem appropriate in order to continue its operations after the Closing Date.


5. REPRESENTATIONS AND WARRANTIES

     5.1 California Tax-Free represents and warrants to Multi-State, on behalf of California Series, as follows:

     (a) California Tax-Free is a validly existing Massachusetts business trust with full power to carry on its business as presently conducted;

     (b) California Tax-Free is a duly registered, open-end, management investment company, and its registration with the Commission as an investment company under the 1940 Act and the registration of its shares under the 1933 Act are in full force and effect;

     (c) All of the issued and outstanding shares of California Tax-Free have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. Shares of California Tax-Free are registered in all jurisdictions in which they are required to be registered under state securities laws and other laws, and said registrations, including any periodic reports or supplemental filings, are complete and current, all fees required to be paid have been paid, and California Tax-Free is not subject to any stop order and is fully qualified to sell its shares in each state in which its shares have been registered;

     (d) The current Prospectus and Statement of Additional Information of California Tax-Free conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

     (e) California Tax-Free is not in, and the execution, delivery and performance of this Agreement will not result in a, material violation of any provision of California Tax-Free's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which California Tax-Free is a party or by which it is bound;

     (f) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against California Tax-Free or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business; and California Tax-Free knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects, or is reasonably likely to materially and adversely effect, its business or its ability to consummate the transactions herein contemplated;

     (g) The Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets and Financial Highlights for the year ended December 31, 1999, of California Tax-Free audited by PricewaterhouseCoopers LLP (copies of which have been furnished to California Series), fairly present, in all material respects, California Tax-Free's financial condition as of such date in accordance with generally accepted accounting principles, and its results of such operations, changes in its net assets and financial highlights for such period, and as of such date there were no known liabilities of California Tax-Free (contingent or otherwise) not disclosed therein that would be required in accordance with generally accepted accounting principles to be disclosed therein;

     (h) All issued and outstanding California Tax-Free Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable with no personal liability attaching to the ownership thereof, except as set forth under the caption "Additional Information" in California Tax-Free's current Prospectus incorporated by reference in the Registration Statement. California Tax-Free does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares;

     (i) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of California Tax-Free, and this Agreement constitutes a valid and binding obligation of California Tax-Free enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors rights and to general equity principles. No other consents, authorizations or approvals are necessary in connection with California Tax-Free's performance of this Agreement;

     (j) California Tax-Free Shares to be issued and delivered to California Series, for the account of the California Series Shareholders, pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued California Tax-Free Shares, and will be fully paid and non-assessable with no personal liability attaching to the ownership thereof, except as set forth under the caption "Capital Stock and Other Securities" in California Tax-Free's current Statement of Additional Information incorporated by reference in the Statement of Additional Information to this Registration Statement;

     (k) All material Federal and other tax returns and reports of California Tax-Free required by law to be filed on or before the Closing Date have been filed and are correct, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports have been paid or provision has been made for the payment thereof, and to the best of California Tax-Free's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return;

     (l) For each taxable year since its inception, California Tax-Free has met the requirements of Subchapter M of the Code for qualification and treatment as a "regulated investment company" and neither the execution or delivery of nor the performance of its obligations under this Agreement will adversely affect, and no other events are reasonably likely to occur which will adversely affect the ability of California Tax-Free to continue to meet the requirements of Subchapter M of the Code;

     (m) Since December 31, 1999 there has been no change by California Tax-Free in accounting methods, principles, or practices, including those required by generally accepted accounting principles;

     (n) The information furnished or to be furnished by California Tax-Free for use in registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

     (o) The Proxy Materials to be included in the Registration Statement (only insofar as they relate to California Tax-Free) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading.

     5.2 Multi-State, on behalf of California Series, represents and warrants to California Tax-Free as follows:

     (a) Multi-State is a series of a validly existing Massachusetts business trust with full power to carry on its business as presently conducted;

     (b) Multi-State is a duly registered, open-end, management investment company, and its registration with the Commission as an investment company under the 1940 Act and the registration of its shares under the 1933 Act are in full force and effect;

     (c) All of the issued and outstanding shares of beneficial interest of California Series have been offered and sold in compliance in all material respects with applicable requirements of the 1933 Act and state securities laws. Shares of California Series are registered in all jurisdictions in which they are required to be registered and said registrations, including any periodic reports or supplemental filings, are complete and current, all fees required to be paid have been paid, and Multi-State is not subject to any stop order and is fully qualified to sell its shares in each state in which its shares have been registered;

     (d) The current Prospectus and Statement of Additional Information of Multi-State conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

     (e) Multi-State is not, and the execution, delivery and performance of this Agreement will not result, in a material violation of any provision of Multi-State's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which Multi-State is a party or by which it is bound;

     (f) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against California Series or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business; and Multi-State knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects, or is reasonably likely to materially and adversely effect, its business or its ability to consummate the transactions herein contemplated;

     (g) The Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets and Financial Highlights of Multi-State for the year ended November 30, 1999, audited by PricewaterhouseCoopers LLP (copies of which have been or will be furnished to California Tax-Free) fairly present, in all material respects, California Series' financial condition as of such date, and its results of operations, changes in its net assets and financial highlights for such period in accordance with generally accepted accounting principles, and as of such date there were no known liabilities of California Series (contingent or otherwise) not disclosed therein that would be required in accordance with generally accepted accounting principles to be disclosed therein;

     (h) Multi-State has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date;

     (i) All issued and outstanding shares of California Series are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable with no personal liability attaching to the ownership thereof, except as set forth under the caption "Capital Stock and Other Securities" in Multi-State's current Statement of Additional Information incorporated by reference in the Statement of Additional Information to this Registration Statement. California Series does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible to any of its shares. All such shares will, at the time of Closing, be held by the persons and in the amounts set forth in the list of shareholders submitted to California Tax-Free pursuant to paragraph 3.4;

     (j) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of Multi-State, and subject to the approval of California Series' shareholders, this Agreement constitutes a valid and binding obligation of Multi-State, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors rights and to general equity principles. No other consents, authorizations or approvals are necessary in connection with Multi-State's performance of this Agreement;

     (k) All material Federal and other tax returns and reports of California Series required by law to be filed on or before the Closing Date shall have been filed and are correct and all Federal and other taxes shown as due or required to be shown as due on said returns and reports have been paid or provision has been made for the payment thereof, and to the best of California Series' knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return;

     (l) For each taxable year since its inception, California Series, has met all the requirements of Subchapter M of the Code for qualification and treatment as a "regulated investment company" and neither the execution or delivery of nor the performance of its obligations under this Agreement will adversely affect, and no other events are reasonably likely to occur which will adversely affect, the ability of California Series to continue to meet the requirements of Subchapter M of the Code;

     (m) At the Closing Date, Multi-State will have good and valid title to the California Series Assets, subject to no liens (other than the obligation, if any, to pay the purchase price of portfolio securities purchased by California Series which have not settled prior to the Closing
   Date), security interests or other encumbrances, and full right, power and authority to assign, deliver and otherwise transfer such assets hereunder, and upon delivery and payment for such assets, California Tax-Free will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including any restrictions as might arise under the 1933 Act;

     (n) On the effective date of the Registration Statement, at the time of the meeting of California Series' shareholders and on the Closing Date, the Proxy Materials (exclusive of the currently effective California Tax-Free Prospectus contained therein) will (i) comply in all material respects with the provisions of the 1933 Act, the Securities Exchange Act of 1934, as amended ("1934 Act") and the 1940 Act and the regulations thereunder and
   (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. Any other information furnished by Multi-State for use in the Registration Statement or in any other manner that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with applicable Federal securities and other laws and regulations thereunder;

     (o) California Series will, on or prior to the Valuation Date, declare one or more dividends or other distributions to shareholders that, together with all previous dividends and other distributions to shareholders, shall have the effect of distributing to the shareholders all of its investment company taxable income and net capital gain, if any, through the Valuation Date (computed without regard to any deduction for dividends paid);

     (p) Multi-State has maintained or has caused to be maintained on its behalf all books and accounts as required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and the Rules thereunder; and

     (q) California Series is not acquiring California Tax-Free Shares to be issued hereunder for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.


6. CONDITIONS PRECEDENT TO OBLIGATIONS OF CALIFORNIA SERIES

     The obligations of Multi-State to consummate the transactions provided for herein shall be subject, at its election, to the performance by California Tax-Free of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

     6.1 All representations and warranties of California Tax-Free contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

     6.2 California Tax-Free shall have delivered to California Series, a certificate of its President and Treasurer, in a form reasonably satisfactory to Multi-State and dated as of the Closing Date, to the effect that the representations and warranties of California Tax-Free made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as Multi-State shall reasonably request;

     6.3 Multi-State, on behalf of California Series, shall have received a favorable opinion from Mayer, Brown & Platt, counsel to California Tax-Free, dated as of the Closing Date, to the effect that:

     (a) California Tax-Free is a validly existing Massachusetts business trust, and has the power to own all of its properties and assets and to carry on its business as presently conducted (Massachusetts counsel may be relied upon in delivering such opinion); (b) California Tax-Free is a duly registered, open-end, management investment company, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect; (c) this Agreement has been duly authorized, executed and delivered by California Tax-Free and, assuming that the Registration Statement complies with the 1933 Act, the 1934 Act and the 1940 Act and regulations thereunder and assuming due authorization, execution and delivery of this Agreement by California Series, is a valid and binding obligation of California Tax-Free enforceable against California Tax-Free in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors rights and to general equity principles; (d) California Tax-Free Shares to be issued to California Series Shareholders as provided by this Agreement are duly authorized and upon such delivery will be validly issued, fully paid and non-assessable (except as set forth under the caption "Capital Stock and Other Securities" in California Tax-Free's Statement of Additional Information), and no shareholder of California Tax-Free has any preemptive rights to subscription or purchase in respect thereof (Massachusetts counsel may be relied upon in delivering such opinion); (e) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate California Tax-Free's Declaration of Trust or By-Laws (Massachusetts counsel may be relied upon in delivering such opinion); and (f) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or any state is required for the consummation by California Tax-Free of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities laws; and

     6.4 As of the Closing Date, there shall have been no material change in the investment objective, policies and restrictions nor any increase in the investment management fees from those described in California Tax-Free's
Prospectus dated February   , 2000 and Statement of Additional Information
dated February  , 2000.


7. CONDITIONS PRECEDENT TO OBLIGATIONS OF CALIFORNIA TAX-FREE

     The obligations of California Tax-Free to complete the transactions provided for herein shall be subject, at its election, to the performance by Multi-State, on behalf of California Series, of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

     7.1 All representations and warranties of Multi-State contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

     7.2 Multi-State shall have delivered to California Tax-Free at the Closing a certificate of its President and its Treasurer, in form and substance satisfactory to California Tax-Free and dated as of the Closing Date, to the effect that the representations and warranties of Multi-State made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as California Tax-Free shall reasonably request;

     7.3 Multi-State shall have delivered to California Tax-Free a statement of the California Series Assets and its liabilities, together with a list of California Series' portfolio securities and other assets showing the respective adjusted bases and holding periods thereof for income tax purposes, as of the Closing Date, certified by the Treasurer of Multi-State;

     7.4 Multi-State shall have delivered to California Tax-Free within three business days after the Closing a letter from PricewaterhouseCoopers LLP dated as of the Closing Date stating that (a) such firm has performed a limited review of the Federal and state income tax returns of Multi-State for each of the last three taxable years and, based on such limited review, nothing came to their attention that caused them to believe that such returns did not properly reflect, in all material respects, the Federal and state income tax liabilities of California Series for the periods covered thereby, (b) for the period from November 30, 1999 to and including the Closing Date, such firm has performed a limited review (based on unaudited financial data) to ascertain the amount of applicable Federal, state and local taxes and has determined that same either have been paid or reserves have been established for payment of such taxes, and, based on such limited review, nothing came to their attention that caused them to believe that the taxes paid or reserves set aside for payment of such taxes were not adequate in all material respects for the satisfaction of all Federal, state and local tax liabilities for the period from November 30, 1999 to and including the Closing Date and (c) based on such limited reviews, nothing came to their attention that caused them to believe that California Series would not qualify as a regulated investment company for Federal income tax purposes for any such year or period;

     7.5 California Tax-Free shall have received at the Closing a favorable opinion from Mayer, Brown & Platt, counsel to Multi-State, dated as of the Closing Date to the effect that:

     (a) Multi-State is a validly existing Massachusetts business trust and has the power to own all of its properties and assets and to carry on its business as presently conducted (Massachusetts counsel may be relied upon in delivering such opinion); (b) Multi-State is a duly registered, open-end, management investment company under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect; (c) this Agreement has been duly authorized, executed and delivered by Multi-State and, assuming that the Registration Statement complies with the 1933 Act, the 1934 Act and the 1940 Act and the regulations thereunder and assuming due authorization, execution and delivery of this Agreement by California Tax-Free, is a valid and binding obligation of Multi-State enforceable against Multi-State in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors rights and to general equity principles; (d) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate Multi-State's Declaration of Trust or By-Laws (Massachusetts counsel may be relied upon in delivering such opinion); and (e) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or any state is required for the consummation by Multi-State of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities laws; and

     7.6 On the Closing Date, the California Series Assets shall include no assets that California Tax-Free, by reason of limitations of the fund's Declaration of Trust or otherwise, may not properly acquire.


8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF CALIFORNIA TAX-FREE AND CALIFORNIA SERIES

     The obligations of Multi-State, on behalf of California Series, and California Tax-Free hereunder are each subject to the further conditions that on or before the Closing Date:

     8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of California Series in accordance with the provisions of Multi-State's Declaration of Trust, and certified copies of the resolutions evidencing such approval shall have been delivered to California Tax-Free;

     8.2 On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

     8.3 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities, including "no-action" positions of and exemptive orders from such Federal and state authorities) deemed necessary by California Tax-Free or Multi-State to permit consummation, in all material respects, of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not involve risk of a material adverse effect on the assets or properties of California Tax-Free or California Series;

     8.4 The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

     8.5 California Series shall have declared and paid a dividend or dividends and/or other distribution or distributions that, together with all previous such dividends or distributions, shall have the effect of distributing to the California Series Shareholders all of California Series' investment company taxable income (computed without regard to any deduction for dividends paid) and all of its net capital gain (after reduction for any capital loss carry-forward and computed without regard to any deduction for dividends paid) for all taxable years ending on or before the Closing Date; and

     8.6 The parties shall have received the opinion of the law firm of Mayer, Brown & Platt (based on such representations as such law firm shall reasonably request), addressed to California Tax-Free and Multi-State, on behalf of California Series, which opinion may be relied upon by the shareholders of California Series, substantially to the effect that, for Federal income tax purposes:

     (a) The transfer of California Series' assets in exchange for California Tax-Free Shares and the assumption by California Tax-Free of certain stated liabilities of California Series followed by the distribution by California Series of California Tax-Free Shares to the California Series Shareholders in exchange for their California Series shares pursuant to and in accordance with the terms of the Reorganization Agreement will constitute a "reorganization" within the meaning of Section 368(a)(1)(C) of the Code, and California Series and California Tax-Free will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

     (b) No gain or loss will be recognized by California Tax-Free upon the receipt of the assets of California Series solely in exchange for California Tax-Free Shares and the assumption by California Tax-Free of the stated liabilities of California Series;

     (c) No gain or loss will be recognized by California Series upon the transfer of the assets of California Series to California Tax-Free in exchange for California Tax-Free Shares and the assumption by California Tax-Free of the stated liabilities or upon the distribution of California Tax-Free Shares to the California Series Shareholders in exchange for their California Series shares;

     (d) No gain or loss will be recognized by the California Series Shareholders upon the exchange of the California Series shares for California Tax-Free Shares;

     (e) The aggregate tax basis for California Tax-Free Shares received by each California Series Shareholder pursuant to the reorganization will be the same as the aggregate tax basis of the California Series Shares held by each such California Series Shareholder immediately prior to the Reorganization;

     (f) The holding period of California Tax-Free Shares to be received by each California Series Shareholder will include the period during which the California Series Shares surrendered in exchange therefor were held (provided such California Series Shares were held as capital assets on the date of the Reorganization);

     (g) The tax basis of the assets of California Series acquired by California Tax-Free will be the same as the tax basis of such assets to California Series immediately prior to the Reorganization; and

     (h) The holding period of the assets of California Series in the hands of California Tax-Free will include the period during which those assets were held by California Series.

     Notwithstanding anything herein to the contrary, neither California Tax-Free nor California Series may waive the conditions set forth in this paragraph 8.6.


9. FEES AND EXPENSES

     9.1 (a) California Tax-Free shall bear its expenses incurred in connection with the entering into, and carrying out of, the provisions of this Agreement, including legal, accounting, Commission registration fees and Blue Sky expenses. California Series shall bear its expenses incurred in connection with the entering into and carrying out of the provisions of this Agreement, including legal and accounting fees, printing, filing and proxy solicitation expenses and portfolio transfer taxes (if any) incurred in connection with the consummation of the transactions contemplated herein.

     (b) In the event the transactions contemplated herein are not consummated by reason of California Series being either unwilling or unable to go forward (other than by reason of the nonfulfillment or failure of any condition to California Series' obligations specified in this Agreement), California Series' only obligation hereunder shall be to reimburse California Tax-Free for all reasonable out-of-pocket fees and expenses incurred by California Tax-Free in connection with those transactions.

     (c) In the event the transactions contemplated herein are not consummated by reason of California Tax-Free being either unwilling or unable to go forward (other than by reason of the nonfulfillment or failure of any condition to California Tax-Free's obligations specified in this Agreement), California Tax-Free's only obligation hereunder shall be to reimburse California Series for all reasonable out-of-pocket fees and expenses incurred by California Series in connection with those transactions.


10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     10.1 This Agreement constitutes the entire agreement between the parties.

     10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated herein, except that the representations, warranties and covenants of Multi-State hereunder shall not survive the dissolution and complete liquidation of California Series in accordance with Section 1.9.


11. TERMINATION

     11.1 This Agreement may be terminated and the transactions contemplated hereby may be abandoned at any time prior to the Closing:

     (a) by the mutual written consent of Multi-State, on behalf of California Series, and California Tax-Free;

     (b) by either California Tax-Free or Multi-State, on behalf of California Series, by notice to the other, without liability to the terminating party on account of such termination (providing the terminating party is not otherwise in material default or breach of this Agreement) if the Closing shall not have occurred on or before September 30, 2000; or

     (c) by either California Tax-Free or Multi-State, on behalf of California Series, in writing without liability to the terminating party on account of such termination (provided the terminating party is not otherwise in material default or breach of this Agreement), if (i) the other party shall fail to perform in any material respect its agreements contained herein required to be performed on or prior to the Closing Date, (ii) the other party materially breaches any of its representations, warranties or covenants contained herein, (iii) the California Series shareholders fail to approve this Agreement at any meeting called for such purpose at which a quorum was present or (iv) any other condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

     11.2 (a) Termination of this Agreement pursuant to paragraphs 11.1 (a) or
(b) shall terminate all obligations of the parties hereunder and there shall be no liability for damages on the part of California Tax-Free or Multi-State, or the trustees or officers of California Tax-Free or Multi-State, to any other party or its trustees or officers.

     (b) Termination of this Agreement pursuant to paragraph 11.1 (c) shall terminate all obligations of the parties hereunder and there shall be no liability for damages on the part of California Tax-Free or Multi-State, or the trustees or officers of California Tax-Free or Multi-State, except that any party in breach of this Agreement shall, upon demand, reimburse the non-breaching party for all reasonable out-of-pocket fees and expenses incurred in connection with the transactions contemplated by this Agreement, including legal, accounting and filing fees.


12. AMENDMENTS

     This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the parties.


13. MISCELLANEOUS

     13.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     13.3 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts.

     13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     13.5 The obligations and liabilities of California Tax-Free hereunder are solely those of California Tax-Free. It is expressly agreed that no shareholder, nominee, trustee, officer, agent, or employee of California

Tax-Free shall be personally liable hereunder. The execution and delivery of this Agreement have been authorized by the trustees of California Tax-Free and signed by authorized officers of California Tax-Free acting as such, and neither such authorization by such trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally.

     13.6 The obligations and liabilities of Multi-State hereunder are solely those of Multi-State. It is expressly agreed that no shareholder, nominee, trustee, officer, agent, or employee of California Series shall be personally liable hereunder. The execution and delivery of this Agreement have been authorized by the trustees of Multi-State and signed by authorized officers of Multi-State acting as such, and neither such authorization by such trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by a duly authorized officer.



            MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
                        ON BEHALF OF CALIFORNIA SERIES



                              By:  /s/ CHARLES A. FIUMEFREDDO
                                 ----------------------------------------------

                                 Name:  Charles A. Fiumefreddo

                                 Title:    Chairman



            MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND



                              By:  /s/ BARRY FINK
                                 ----------------------------------------------

                                 Name: Barry Fink

                                 Title:   Vice President

                                                                       Exhibit B

                                                  PROSPECTUS - FEBRUARY 22, 2000

Morgan Stanley Dean Witter
                                                 CALIFORNIA TAX-FREE INCOME FUND

                                 [COVER PHOTO]

                     A MUTUAL FUND THAT SEEKS TO PROVIDE A HIGH LEVEL OF CURRENT
                           INCOME EXEMPT FROM BOTH FEDERAL AND CALIFORNIA INCOME
                                TAX, CONSISTENT WITH THE PRESERVATION OF CAPITAL

  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this PROSPECTUS. Any representation to the contrary is a criminal offense.

CONTENTS


The Fund                           Investment Objective.........                   1
                                   Principal Investment
                                   Strategies...................                   1
                                   Principal Risks..............                   2
                                   Past Performance.............                   4
                                   Fees and Expenses............                   5
                                   Additional Investment
                                     Strategy Information.......                   6
                                   Additional Risk
                                     Information................                   6
                                   Fund Management..............                   7

Shareholder Information            Pricing Fund Shares..........                   8
                                   How to Buy Shares............                   8
                                   How to Exchange Shares.......                  10
                                   How to Sell Shares...........                  11
                                   Distributions................                  13
                                   Tax Consequences.............                  14
                                   Share Class Arrangements.....                  15

Financial Highlights               .............................                  22

Our Family of Funds                .............................   Inside Back Cover

                                   THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION
                                   ABOUT THE FUND. PLEASE READ IT CAREFULLY AND
                                   KEEP IT FOR FUTURE REFERENCE.

[Sidebar]
INCOME
AN INVESTMENT OBJECTIVE HAVING THE PRIMARY GOAL OF SELECTING SECURITIES TO PAY OUT INCOME.
[End Sidebar]

THE FUND

[ICON]  INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
           Morgan Stanley Dean Witter California Tax-Free Income Fund seeks to provide a high level of current income exempt from federal and California income tax, consistent with the preservation of capital.

[ICON]  PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
           The Fund will normally invest at least 80% of its assets in securities that pay interest exempt from federal and California state income taxes. The Fund's "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., generally invests the Fund's assets in investment grade, California municipal obligations. Municipal obligations are bonds, notes or short-term commercial paper issued by state governments, local governments and their respective agencies. These municipal obligations will have the following ratings at the time of purchase:

                           - municipal bonds --             within the four
                                                            highest grades by
                                                            Moody's Investors
                                                            Service Inc.
                                                            ("Moody's"),
                                                            Standard & Poor's
                                                            Corporation ("S&P"),
                                                            or Fitch IBCA, Inc.
                                                            ("Fitch");

                           - municipal notes --             within the two
                                                            highest grades or,
                                                            if not rated, have
                                                            outstanding bonds
                                                            within the four
                                                            highest grades by
                                                            Moody's, S&P or
                                                            Fitch; and

                           - municipal commercial paper -- within the highest
                                                           grade by Moody's, S&P
                                                           or Fitch.

           The Fund may also invest in unrated securities which are judged by the Investment Manager to have comparable quality to the securities described above.

           The Fund may invest up to 10% of its assets in inverse floating rate municipal obligations. The interest rates on these obligations generally move in the reverse direction of market interest rates. If market interest rates fall, the interest rate on the obligations will increase and if market interest rates increase, the interest rate on the obligations will fall.


           The Fund may invest up to 20% of its assets in taxable money market instruments, tax-exempt securities of other states and municipalities, and securities that pay interest income subject to the "alternative minimum tax." Since some investors may have to pay tax on a Fund distribution of this income, the Fund may not be a suitable investment for them. See the "Tax Consequences" section for more details.

           Municipal bonds, notes and commercial paper are commonly classified as either "general obligation" or "revenue." General obligation bonds, notes, and commercial paper are secured by the issuer's faith and credit, including its taxing power, for payment of principal and interest. Revenue bonds, notes and commercial paper, however, are generally payable from a specific source of income. They are issued to finance a wide variety of municipal projects which may include: educational facilities, electric utility, hospitals/healthcare, industrial development/pollution control, single & multi-family housing, transportation and water & sewer facilities. Included in the revenue bonds category are participations in lease obligations. The Fund's municipal obligation investments may include zero coupon securities, which are purchased at a discount and accrue interest, but make no interest payments until maturity.


           In pursuing the Fund's investment objective, the Investment Manager has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis -- and which investment strategies it uses. For example, the Investment Manager in its discretion may determine to use some permitted investment strategies while not using others.

[ICON]  PRINCIPAL RISKS
--------------------------------------------------------------------------------

           There is no assurance that the Fund will achieve its investment objective. The Fund's share price and yield will fluctuate with changes in the market value of the Fund's portfolio securities. When you sell Fund shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Fund.


           CREDIT AND INTEREST RATE RISKS. Principal risks of investing in the Fund are associated with its municipal investments, particularly its concentration in municipal obligations of a single state. Municipal obligations, like other debt securities, are subject to two types of risks: credit risk and interest rate risk.

           Credit risk refers to the possibility that the issuer of a security will be unable or unwilling to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. Private activity bonds used to finance projects, such as industrial development and pollution control, may also be negatively impacted by the general credit of the user of the project. Unlike most fixed-income mutual funds, the Fund is subject to the added credit risk of concentrating its investments in a single state. The Fund could be affected by political, economic and regulatory developments concerning these issuers. Should any difficulties develop concerning these municipalities' abilities to pay principal and/or interest on their debt obligations, the Fund's value and yield could be adversely affected.

           Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay interest. As a general illustration of the relationship between fixed-income securities and interest rates, the following table shows how interest rates affect bond prices.

                           How Interest Rates Affect Bond Prices

                                                                                     PRICE PER $1,000 OF A MUNICIPAL BOND
                                                                                              IF INTEREST RATES:
                                                                                     ------------------------------------
                                                                                       INCREASE*           DECREASE**
                                                                                     --------------    ------------------
                YEARS TO MATURITY        BOND MATURITY     COUPON                     1%       2%        1%         2%
                ---------------------------------------------------------------------------------------------------------
                 1                       2000              3.95%                     $990     $981     $1,010     $1,020
                ---------------------------------------------------------------------------------------------------------
                 5                       2004              4.70%                     $957     $916     $1,045     $1,093
                ---------------------------------------------------------------------------------------------------------
                 10                      2009              5.05%                     $926     $858     $1,082     $1,171
                ---------------------------------------------------------------------------------------------------------
                 20                      2019              5.80%                     $892     $799     $1,128     $1,278
                ---------------------------------------------------------------------------------------------------------
                 30                      2029              5.95%                     $875     $773     $1,155     $1,350
                ---------------------------------------------------------------------------------------------------------

           Source: MUNICIPAL MARKET DATA ( a division of Thomson Financial Municipal Group): "Aaa" yield curve as of 12/31/99. The table is not representative of price changes for inverse floating rate municipal obligations, which typically respond to changes in interest rates to a greater extent than comparable obligations.

            *Assumes no effect from market discount calculation.

           **Assumes bonds are non-callable.

           The Fund is not limited as to the maturities of the municipal obligations in which it may invest. Thus, a rise in the general level of interest rates may cause the price of the Fund's portfolio securities to fall substantially. In addition, the Fund may invest in securities with the lowest investment grade rating. These securities may have speculative characteristics.

           INVERSE FLOATING RATE MUNICIPAL OBLIGATIONS. The inverse floating rate municipal obligations in which the Fund may invest are typically created through a division of a fixed rate municipal obligation into two separate instruments, a short-term obligation and a long-term obligation. The interest rate on the short-term obligation is set at periodic auctions. The interest rate on the long-term obligation is the rate the issuer would have paid on the fixed-income obligation:
           (i) PLUS the difference between such fixed rate and the rate on the short-term obligation, if the short-term rate is lower than the fixed rate; or (ii) MINUS such difference if the interest rate on the short-term obligation is higher than the fixed rate. Inverse floating rate municipal obligations offer the potential for higher income than is available from fixed rate obligations of comparable maturity and credit rating. They also carry greater risks. In particular, the prices of inverse floating rate municipal obligations are more volatile, I.E., they increase and decrease in response to changes in interest rates to a greater extent than comparable fixed rate obligations.

[Sidebar]
ANNUAL TOTAL RETURNS

THIS CHART SHOWS HOW THE PERFORMANCE OF THE FUND'S CLASS B SHARES HAS VARIED FROM YEAR TO YEAR OVER THE LAST 10 CALENDAR YEARS.

AVERAGE ANNUAL
TOTAL RETURNS

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL RETURNS WITH THOSE OF A BROAD MEASURE OF MARKET PERFORMANCE OVER TIME. THE FUND'S RETURNS INCLUDE THE MAXIMUM APPLICABLE SALES CHARGE FOR EACH CLASS AND ASSUME YOU SOLD YOUR SHARES AT THE END OF EACH PERIOD.
[End Sidebar]


           OTHER RISKS. The performance of the Fund also will depend on whether the Investment Manager is successful in pursuing the Fund's investment strategy. The Fund is also subject to other risks from its permissible investments, including the risks associated with its lease obligations investments. For more information about these risks, see the "Additional Risk Information" section.


           Shares of the Fund are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

[ICON]  PAST PERFORMANCE
--------------------------------------------------------------------------------
           The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990  5.69%
'91  10.18%
'92   7.83%
'93  10.97%
'94  -5.97%
'95  14.96%
'96   3.13%
'97   7.51%
'98   5.63%
'99  -3.99%

The bar chart reflects the performance of Class B shares; the performance of the other Classes will differ because the Classes have different ongoing fees. The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown.

During the periods shown in the bar chart, the highest return for a calendar quarter was 6.11% (quarter ended March 31, 1995) and the lowest return for a calendar quarter was -5.10% (quarter ended March 31, 1994).

AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)
-------------------------------------------------------------------------------------
                                       PAST 1 YEAR      PAST 5 YEARS    PAST 10 YEARS
-------------------------------------------------------------------------------------
 Class A(1)                                   -8.00%           --              --
-------------------------------------------------------------------------------------
 Class B                                      -8.57%         4.94%           5.41%
-------------------------------------------------------------------------------------
 Class C(1)                                   -5.33%           --              --
-------------------------------------------------------------------------------------
 Class D(1)                                   -3.63%           --              --
-------------------------------------------------------------------------------------
 Lehman Brothers Municipal Bond
 Index(2)                                     -2.06%         6.91%           6.89%
-------------------------------------------------------------------------------------

1      Classes A, C and D commenced operations on July 28, 1997.
2      The Lehman Brothers Municipal Bond Index tracks the
       performance of municipal bonds with maturities of two years or more and a minimum credit rating of Baa or BBB, as
       measured by Moody's Investors Service or Standard & Poor's
       Corp. The Index does not include any expenses, fees or
       charges. The Index is unmanaged and should not be considered an investment.

[Sidebar]
SHAREHOLDER FEES

THESE FEES ARE PAID DIRECTLY FROM YOUR INVESTMENT.

ANNUAL FUND OPERATING EXPENSES

THESE EXPENSES ARE DEDUCTED FROM THE FUND'S ASSETS AND ARE BASED ON EXPENSES PAID FOR THE FISCAL YEAR ENDED DECEMBER 31, 1999.
[End Sidebar]
[ICON]  FEES AND EXPENSES
--------------------------------------------------------------------------------
           The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund offers four Classes of shares: Classes A, B, C and D. Each Class has a different combination of fees, expenses and other features. The Fund does not charge account or exchange fees. See the "Share Class Arrangements" section for further fee and expense information.

                                            CLASS A    CLASS B    CLASS C    CLASS D
-------------------------------------------------------------------------------------
 SHAREHOLDER FEES
-------------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on
 purchases (as a percentage of offering
 price)                                      4.25%(1)  None       None        None
-------------------------------------------------------------------------------------
 Maximum deferred sales charge (load) (as
 a percentage based on the lesser of the
 offering price or net asset value at
 redemption)                                None(2)     5.00%(3)   1.00%(4)   None
-------------------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES
-------------------------------------------------------------------------------------
 Management fee                             0.54%       0.54%      0.54%      0.54%
-------------------------------------------------------------------------------------
 Distribution and service (12b-1) fees      0.19%       0.75%      0.75%      None
-------------------------------------------------------------------------------------
 Other expenses                             0.05%       0.05%      0.05%      0.05%
-------------------------------------------------------------------------------------
 Total annual Fund operating expenses       0.78%       1.34%      1.34%      0.59%
-------------------------------------------------------------------------------------

(1)        Reduced for purchases of $25,000 and over.
(2) Investments that are not subject to any sales charge at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within one year after purchase, except for certain specific circumstances.
(3) The CDSC is scaled down to 1.00% during the sixth year, reaching zero thereafter. See "Share Class Arrangements" for a complete discussion of the CDSC.
(4) Only applicable if you sell your shares within one year after purchase.

   EXAMPLE

   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

   The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the tables below show your costs at the end of each period based on these assumptions depending upon whether or not you sell your shares at the end of each period.

                                      IF YOU SOLD YOUR SHARES:                            IF YOU HELD YOUR SHARES:
                            --------------------------------------------        --------------------------------------------
                             1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS
------------------------------------------------------------------------        --------------------------------------------
 CLASS A                      $501        $664        $840       $1,350           $501        $664        $840       $1,350
------------------------------------------------------------------------        --------------------------------------------
 CLASS B                       636         725         934        1,613            136         425         734        1,613
------------------------------------------------------------------------        --------------------------------------------
 CLASS C                       236         425         734        1,613            136         425         734        1,613
------------------------------------------------------------------------        --------------------------------------------
 CLASS D                        60         189         329          738             60         189         329          738
------------------------------------------------------------------------        --------------------------------------------

           Long-term shareholders of Class B and Class C may pay more in sales charges, including distribution fees, than the economic equivalent of the maximum front-end sales charges permitted by the NASD.

[ICON]  ADDITIONAL INVESTMENT STRATEGY INFORMATION
--------------------------------------------------------------------------------
           This section provides additional information relating to the Fund's principal strategies.

           The Fund's policy of investing at least 80% of its assets in securities the interest on which is exempt from federal income taxes and California state income taxes, except for "defensive" investing discussed below, is fundamental. This fundamental policy may not be changed without shareholder approval. The percentage limitations relating to the composition of the Fund's portfolio apply at the time the Fund acquires an investment and refer to the Fund's net assets, unless otherwise noted. Subsequent percentage changes that result from market fluctuations will not require the Fund to sell any portfolio security. The Fund may change its principal investment strategies without shareholder approval; however, you would be notified of any changes.


           LEASE OBLIGATIONS. Included within the revenue bonds category are participations in lease obligations or installment purchase contracts of municipalities. Generally, state and local agencies or authorities issue lease obligations to finance equipment and facilities for public and private purposes.


           DEFENSIVE INVESTING. The Fund may take temporary "defensive" positions in attempting to respond to adverse market conditions. The Fund may invest any amount of its assets in taxable money market securities, non-California tax-exempt securities or in tax-exempt securities subject to the alternative minimum tax for individual shareholders when the Investment Manager believes it is advisable to do so. The Fund will only purchase municipal obligations of other states that satisfy the same standards as set forth for the California tax-exempt securities. Although taking a defensive posture is designed to protect the Fund from an anticipated market downturn, it could have the effect of reducing the Fund's ability to provide California tax-exempt income. When the Fund takes a defensive position, it may not achieve its investment objective.

[ICON]  ADDITIONAL RISK INFORMATION
--------------------------------------------------------------------------------
           This section provides additional information relating to the principal risks of investing in the Fund.

           BOND INSURANCE RISK. Many of the municipal obligations the Fund invests in will be covered by insurance at the time of issuance or at a later date. Such insurance covers the remaining term of the security. Insured municipal obligations would generally be assigned a lower rating if the rating were based primarily on the credit quality of the issuer without regard to the insurance feature. If the claims-paying ability of the insurer were downgraded, the ratings on the municipal obligations it insures may also be downgraded.

[Sidebar]
MORGAN STANLEY DEAN WITTER ADVISORS INC.

THE INVESTMENT MANAGER IS WIDELY RECOGNIZED AS A LEADER IN THE MUTUAL FUND INDUSTRY AND TOGETHER WITH MORGAN STANLEY DEAN WITTER SERVICES COMPANY, INC., ITS WHOLLY-OWNED SUBSIDIARY, HAD APPROXIMATELY $145 BILLION IN ASSETS UNDER MANAGEMENT AS OF JANUARY 31, 2000.
[End Sidebar]

           LEASE OBLIGATIONS. Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Leases and installment purchase or conditional sale contracts (which may provide for title to the leased asset to pass eventually to the issuer) have developed in part, as a means for governmental issuers to acquire property and equipment without the necessity of complying with the constitutional and statutory requirements generally applicable for the issuance of debt. Certain lease obligations contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for that purpose by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing "non-appropriation" clauses are dependent on future legislative actions. If these legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.


[ICON]  FUND MANAGEMENT
--------------------------------------------------------------------------------
             The Fund has retained the Investment Manager -- Morgan Stanley Dean Witter Advisors Inc. -- to provide administrative services, manage its business affairs and invest its assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Its main business office is located at Two World Trade Center, New York, NY 10048.

             The Fund's portfolio is managed within the Investment Manager's Tax-Exempt Group. James F. Willison, a Senior Vice President of the Investment Manager and Director of the Tax-Exempt Fixed-Income Group of the Investment Manager, has been a primary portfolio manager of the Fund since its inception. Joseph R. Arcieri, a Senior Vice President of the Investment Manager, has been a primary portfolio manager of the Fund since February 1997. Messrs. Willison and Arcieri have been portfolio managers with the Investment Manager for over five years.

             The Fund pays the Investment Manager a monthly management fee as full compensation for the services and facilities furnished to the Fund, and for Fund expenses assumed by the Investment Manager. The fee is based on the Fund's average daily net assets. For the fiscal year ended December 31, 1999, the Fund accrued total compensation to the Investment Manager amounting to 0.54% of the Fund's average daily net assets.

[Sidebar]
CONTACTING A FINANCIAL ADVISOR

IF YOU ARE NEW TO THE MORGAN STANLEY DEAN WITTER FAMILY OF FUNDS AND WOULD LIKE TO CONTACT A FINANCIAL ADVISOR, CALL (877) 937-MSDW (TOLL-FREE) FOR THE TELEPHONE NUMBER OF THE MORGAN STANLEY DEAN WITTER OFFICE NEAREST YOU. YOU MAY ALSO ACCESS OUR OFFICE LOCATOR ON OUR INTERNET SITE AT:
www.msdw.com/individual/funds
[End Sidebar]

SHAREHOLDER INFORMATION

[ICON]  PRICING FUND SHARES
--------------------------------------------------------------------------------
           The price of Fund shares (excluding sales charges), called "net asset value," is based on the value of the Fund's portfolio securities. While the assets of each Class are invested in a single portfolio of securities, the net asset value of each Class will differ because the Classes have different ongoing distribution fees.

           The net asset value per share of the Fund is determined once daily at 4:00 p.m. Eastern time on each day that the New York Stock Exchange is open (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time). Shares will not be priced on days that the New York Stock Exchange is closed.

           The Fund's portfolio securities (except for short-term taxable debt securities and certain other investments) are valued by an outside independent pricing service. The service uses a computerized grid matrix of tax-exempt securities and its evaluations in determining what it believes is the fair value of the portfolio securities. The Fund's Board of Trustees believes that timely and reliable market quotations are generally not readily available to the Fund to value tax-exempt securities and the valuations that the pricing service supplies are more likely to approximate the fair value of the securities.

           An exception to the Fund's general pricing policy concerns its short-term debt portfolio securities. Debt securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost. However, if the cost does not reflect the securities' market value, these securities will be valued at their fair value.

[ICON]  HOW TO BUY SHARES
--------------------------------------------------------------------------------
             You may open a new account to buy Fund shares or buy additional Fund shares for an existing account by contacting your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative. Your Financial Advisor will assist you, step-by-step, with the procedures to invest in the Fund. You may also purchase shares directly by calling the Fund's transfer agent and requesting an application.

             Because every investor has different immediate financial needs and long-term investment goals, the Fund offers investors four Classes of shares: Classes A, B, C and D. Class D shares are only offered to a limited group of investors. Each Class of shares offers a distinct structure of sales charges, distribution and service fees, and other features that are designed to address a variety of needs. Your Financial Advisor or other authorized financial representative can help you decide which Class may be most appropriate for you. When purchasing Fund shares, you must specify which Class of shares you wish to purchase.

[Sidebar]
EASYINVEST-SM-

A PURCHASE PLAN THAT ALLOWS YOU TO TRANSFER MONEY AUTOMATICALLY FROM YOUR CHECKING OR SAVINGS ACCOUNT OR FROM A MONEY MARKET FUND ON A SEMI-MONTHLY, MONTHLY OR QUARTERLY BASIS. CONTACT YOUR MORGAN STANLEY DEAN WITTER FINANCIAL ADVISOR FOR FURTHER INFORMATION ABOUT THIS SERVICE.
[End Sidebar]

           When you buy Fund shares, the shares are purchased at the next share price calculated, less any applicable front-end sales charge, after we receive your purchase order. Your payment is due on the third business day after you place your purchase order. We reserve the right to reject any order for the purchase of Fund shares.

MINIMUM INVESTMENT AMOUNTS
------------------------------------------------------------------------------
                                                        MINIMUM INVESTMENT
                                                    --------------------------
INVESTMENT OPTIONS                                  INITIAL         ADDITIONAL
------------------------------------------------------------------------------
 Regular Accounts                                   $1,000            $100
------------------------------------------------------------------------------
 EASYINVEST-SM-
 (Automatically from
 your checking or
 savings account or
 Money Market Fund)                                  $100*            $100*
------------------------------------------------------------------------------

                      * Provided your schedule of investments totals $1,000 in twelve months.

           There is no minimum investment amount if you purchase Fund shares through: (1) the Investment Manager's mutual fund asset allocation plan, (2) a program, approved by the Fund's distributor, in which you pay an asset-based fee for advisory, administrative and/or brokerage services, or (3) employer-sponsored employee benefit plan accounts.

           INVESTMENT OPTIONS FOR CERTAIN INSTITUTIONAL AND OTHER
           INVESTORS/CLASS D SHARES. To be eligible to purchase Class D shares, you must qualify under one of the investor categories specified in the "Share Class Arrangements" section of this PROSPECTUS.

           SUBSEQUENT INVESTMENTS SENT DIRECTLY TO THE FUND. In addition to buying additional Fund shares for an existing account by contacting your Morgan Stanley Dean Witter Financial Advisor, you may send a check directly to the Fund. To buy additional shares in this manner:

           - Write a "letter of instruction" to the Fund specifying the name(s) on the account, the account number, the social security or tax identification number, the Class of shares you wish to purchase and the investment amount (which would include any applicable front-end sales charge). The letter must be signed by the account owner(s).

           - Make out a check for the total amount payable to: Morgan Stanley Dean Witter California Tax-Free Income Fund.

           - Mail the letter and check to Morgan Stanley Dean Witter Trust FSB at P.O. Box 1040, Jersey City, NJ 07303.

[ICON]  HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
           PERMISSIBLE FUND EXCHANGES. You may exchange shares of any Class of the Fund for the same Class of any other continuously offered Multi-Class Fund, or for shares of a No-Load Fund, a Money Market Fund, North American Government Income Trust or Short-Term U.S. Treasury Trust, without the imposition of an exchange fee. See the inside back cover of this PROSPECTUS for each Morgan Stanley Dean Witter Fund's designation as a Multi-Class Fund, No-Load Fund or Money Market Fund. If a Morgan Stanley Dean Witter Fund is not listed, consult the inside back cover of that fund's prospectus for its designation. For purposes of exchanges, shares of FSC Funds (subject to a front-end sales charge) are treated as Class A shares of a Multi-Class Fund.


           Exchanges may be made after shares of the Fund acquired by purchase have been held for thirty days. There is no waiting period for exchanges of shares acquired by exchange or dividend reinvestment. The current prospectus for each fund describes its investment objective(s) and policies and should be read before investment. Since exchanges are available only into continuously offered Morgan Stanley Dean Witter Funds, exchanges are not available into any new Morgan Stanley Dean Witter Fund during its initial offering period, or when shares of a particular Morgan Stanley Dean Witter Fund are not being offered for purchase.


           EXCHANGE PROCEDURES. You can process an exchange by contacting your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative. Otherwise, you must forward an exchange privilege authorization form to the Fund's transfer agent - Morgan Stanley Dean Witter Trust FSB - and then write the transfer agent or call (800) 869-NEWS to place an exchange order. You can obtain an exchange privilege authorization form by contacting your Financial Advisor or other authorized financial representative, or by calling
           (800) 869-NEWS. If you hold share certificates, no exchanges may be processed until we have received all applicable share certificates.


           An exchange to any Morgan Stanley Dean Witter Fund (except a Money Market Fund) is made on the basis of the next calculated net asset values of the funds involved after the exchange instructions are accepted. When exchanging into a Money Market Fund, the Fund's shares are sold at their next calculated net asset value and the Money Market Fund's shares are purchased at their net asset value on the following business day.


           The Fund may terminate or revise the exchange privilege upon required notice. The check writing privilege is not available for Money Market Fund shares you acquire in an exchange.

           TELEPHONE EXCHANGES. For your protection when calling Morgan Stanley Dean Witter Trust FSB, we will employ reasonable procedures to confirm that exchange instructions communicated over the telephone are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security or other tax identification number. Telephone instructions also may be recorded.

           Telephone instructions will be accepted if received by the Fund's transfer agent between 9:00 a.m. and 4:00 p.m. Eastern time on any day the New York Stock Exchange is open for business. During periods of drastic economic or market changes, it is possible that the telephone exchange procedures may be difficult to implement, although this has not been the case with the Fund in the past.

           MARGIN ACCOUNTS. If you have pledged your Fund shares in a margin account, contact your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative regarding restrictions on the exchange of such shares.


           TAX CONSIDERATIONS OF EXCHANGES. If you exchange shares of the Fund for shares of another Morgan Stanley Dean Witter Fund, there are important tax considerations. For tax purposes, the exchange out of the Fund is considered a sale of Fund shares - and the exchange into the other fund is considered a purchase. As a result, you may realize a capital gain or loss.


           You should review the "Tax Consequences" section and consult your own tax professional about the tax consequences of an exchange.

           LIMITATIONS ON EXCHANGES. Certain patterns of exchanges may result in the Fund limiting or prohibiting, at its discretion, additional purchases and/or exchanges. Determinations in this regard may be made based on the frequency or dollar amount of previous exchanges. The Fund will notify you in advance of limiting your exchange privileges.

           CDSC CALCULATIONS ON EXCHANGES. See the "Share Class Arrangements" section of this PROSPECTUS for a discussion of how applicable contingent deferred sales charges (CDSCs) are calculated for shares of one Morgan Stanley Dean Witter Fund that are exchanged for shares of another.

           For further information regarding exchange privileges, you should contact your Morgan Stanley Dean Witter Financial Advisor or call
           (800) 869-NEWS.

[ICON]  HOW TO SELL SHARES
--------------------------------------------------------------------------------
           You can sell some or all of your Fund shares at any time. If you sell Class A, Class B or Class C shares, your net sale proceeds are reduced by the amount of any applicable CDSC. Your shares will be sold at the next share price calculated after we receive your order to sell as described below.

OPTIONS                 PROCEDURES
------------------------------------------------------------------------------------
 Contact your           To sell your shares, simply call your Morgan Stanley Dean
 Financial Advisor      Witter Financial Advisor or other authorized financial
                        representative.
                        ------------------------------------------------------------
[ICON]                  Payment will be sent to the address to which the account is registered or deposited in your brokerage account.
------------------------------------------------------------------------------------

OPTIONS                 PROCEDURES
------------------------------------------------------------------------------------
 By Letter              You can also sell your shares by writing a "letter of
                        instruction" that includes:
------------------------------------------------------------------------------------
[ICON]                  - your account number;
------------------------------------------------------------------------------------
                        - the dollar amount or the number of shares you wish to
                          sell;
------------------------------------------------------------------------------------
                        - the Class of shares you wish to sell; and
------------------------------------------------------------------------------------
                        - the signature of each owner as it appears on the account.
------------------------------------------------------------------------------------
                        If you are requesting payment to anyone other than the
                        registered owner(s) or that payment be sent to any address other than the address of the registered owner(s) or
                        pre-designated bank account, you will need a signature
                        guarantee. You can obtain a signature guarantee from an
                        eligible guarantor acceptable to Morgan Stanley Dean Witter
                        FSB. (You should contact Morgan Stanley Dean Witter Trust
                        FSB at (800) 869-NEWS for a determination as to whether a
                        particular institution is an eligible guarantor.) A notary public CANNOT provide a signature guarantee. Additional
                        documentation may be required for shares held by a
                        corporation, partnership, trustee or executor.
------------------------------------------------------------------------------------
                        Mail the letter to Morgan Stanley Dean Witter Trust FSB at
                        P.O.Box 983, Jersey City, NJ 07303. If you hold share
                        certificates, you must return the certificates, along with the letter and any required additional documentation.
------------------------------------------------------------------------------------
                        A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your
                        instructions.
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
 Systematic             If your investment in all of the Morgan Stanley Dean Witter
 Withdrawal Plan        Family of Funds has a total market value of at least
 ICON                   $10,000, you may elect to withdraw amounts of $25 or more, or in any whole percentage of a fund's balance (provided the amount is at least $25), on a monthly, quarterly,
                        semi-annual or annual basis, from any fund with a balance of at least $1,000. Each time you add a fund to the plan, you must meet the plan requirements.
                        ------------------------------------------------------------
                        Amounts withdrawn are subject to any applicable CDSC. A CDSC may be waived under certain circumstances. See the Class B waiver categories listed in the "Share Class Arrangements"
                        section of this PROSPECTUS.
                        ------------------------------------------------------------
                        To sign up for the Systematic Withdrawal Plan, contact your
                        Morgan Stanley Dean Witter Financial Advisor or call
                        (800) 869-NEWS. You may terminate or suspend your plan at
                        any time. Please remember that withdrawals from the plan are sales of shares, not Fund "distributions," and ultimately
                        may exhaust your account balance. The Fund may terminate or revise the plan at any time.
------------------------------------------------------------------------------------


           PAYMENT FOR SOLD SHARES. After we receive your complete instructions to sell as described above, a check will be mailed to you within seven days, although we will attempt to make payment within one business day. Payment may also be sent to your brokerage account.

           Payment may be postponed or the right to sell your shares suspended under unusual circumstances. If you request to sell shares that were recently purchased by check, your sale will not effected until it has been verified that the check has been honored.

           REINSTATEMENT PRIVILEGE. If you sell Fund shares and have not previously exercised the reinstatement privilege, you may, within 35 days after the date of sale, invest any portion of the proceeds in the same Class of Fund shares at their net asset value and receive a pro rata credit for any CDSC paid in connection with the sale.

           INVOLUNTARY SALES. The Fund reserves the right, on sixty days' notice, to sell the shares of any shareholder (other than shares held in an IRA or 403(b) Custodial Account)

[Sidebar]
TARGETED DIVIDENDS-SM-

YOU MAY SELECT TO HAVE YOUR FUND DISTRIBUTIONS AUTOMATICALLY INVESTED IN OTHER CLASSES OF FUND SHARES OR CLASSES OF ANOTHER MORGAN STANLEY DEAN WITTER FUND THAT YOU OWN. CONTACT YOUR MORGAN STANLEY DEAN WITTER FINANCIAL ADVISOR FOR FURTHER INFORMATION ABOUT THIS SERVICE.
[End Sidebar]

           whose shares, due to sales by the shareholder, have a value below $100, or in the case of an account opened through EASYINVEST -SM-, if after 12 months the shareholder has invested less than $1,000 in the account.

           However, before the Fund sells your shares in this manner, we will notify you and allow you sixty days to make an additional investment in an amount that will increase the value of your account to at least the required amount before the sale is processed. No CDSC will be imposed on any involuntary sale.

           MARGIN ACCOUNTS. If you have pledged your Fund shares in a margin account, contact your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative regarding restrictions on the sale of such shares.

[ICON]  DISTRIBUTIONS
--------------------------------------------------------------------------------

             The Fund passes substantially all of its earnings from income and capital gains along to its investors as "distributions." The Fund earns interest from fixed-income investments. These amounts are passed along to Fund shareholders as "income dividend distributions." The Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions."

             The Fund declares income dividends separately for each Class. Distributions paid on Class A and Class D shares will be higher than for Class B and Class C because distribution fees that Class B and Class C pay are higher. Normally, income dividends are declared on each day the New York Stock Exchange is open for business, and are distributed to shareholders monthly. Capital gains, if any, are usually distributed in June and December. The Fund, however, may retain and reinvest any long-term capital gains. The Fund may at times make payments from sources other than income or capital gains that represent a return of a portion of your investment.

             Distributions are reinvested automatically in additional shares of the same Class and automatically credited to your account, unless you request in writing that all distributions be paid in cash. If you elect the cash option, processing of your dividend checks begins immediately following the monthly payment date, and the Fund will mail a monthly dividend check to you normally during the first seven days of the following month. No interest will accrue on uncashed checks. If you wish to change how your distributions are paid, your request should be received by the Fund's transfer agent, Morgan Stanley Dean Witter Trust FSB, at least five business days prior to the record date of the distributions.

[ICON]  TAX CONSEQUENCES
--------------------------------------------------------------------------------
           As with any investment, you should consider how your Fund investment will be taxed. The tax information in this PROSPECTUS is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Fund.

           You need to be aware of the possible tax consequences when:

           - The Fund makes distributions; and

           - You sell Fund shares, including an exchange to another Morgan Stanley Dean Witter Fund.


           TAXES ON DISTRIBUTIONS. Your income dividend distributions are normally exempt from federal and California personal income taxes -- to the extent they are derived from California's municipal obligations. Income derived from other portfolio securities may be subject to federal, state and/or local income taxes.


           Income derived from some municipal securities is subject to the federal "alternative minimum tax." Certain tax-exempt securities whose proceeds are used to finance private, for-profit organizations are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income.

           If you borrow money to purchase shares of the Fund, the interest on the borrowed money is generally not deductible for personal income tax purposes.

           If the Fund makes any capital gain distributions, those distributions will normally be subject to federal and California income tax when they are paid, whether you take them in cash or reinvest them in the Fund shares. Any long-term capital gain distributions are taxable to you as long-term capital gains, no matter how long you have owned shares in the Fund.

           The Fund may derive gains in part from municipal obligations the Fund purchased below their principal or face values. All, or a portion, of these gains may be taxable to you as ordinary income rather than capital gains.

           Every January, you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.

           TAXES ON SALES. Your sale of Fund shares normally is subject to federal and state income tax and may result in a taxable gain or loss to you. A sale also may be subject to local income tax. Your exchange of Fund shares for shares of another Morgan Stanley Dean Witter Fund is treated for tax purposes like a sale of your original shares and a purchase of your new shares. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will give you a new tax basis for your new shares.

           When you open your Fund account, you should provide your social security or tax identification number on your investment application. By providing this information, you will avoid being subject to a federal backup withholding tax of 31% on taxable distributions and redemption proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.

[ICON]  SHARE CLASS ARRANGEMENTS
--------------------------------------------------------------------------------
           The Fund offers several Classes of shares having different distribution arrangements designed to provide you with different purchase options according to your investment needs. Your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative can help you decide which Class may be appropriate for you.


           The general public is offered three Classes: Class A shares, Class B shares and Class C shares, which differ principally in terms of sales charges and ongoing expenses. A fourth Class, Class D shares, is offered only to a limited category of investors. Shares that you acquire through reinvested distributions will not be subject to any front-end sales charge or CDSC - contingent deferred sales charge. Sales personnel may receive different compensation for selling each Class of shares. The sales charges applicable to each Class provide for the distribution financing of shares of that Class.


           The chart below compares the sales charge and maximum annual 12b-1 fee applicable to each Class:

                                                                                                 MAXIMUM
CLASS                      SALES CHARGE                                                      ANNUAL 12B-1 FEE
-------------------------------------------------------------------------------------------------------------
 A                         Maximum 4.25% initial sales charge reduced for purchase of
                           $25,000 or more; shares sold without an initial sales charge
                           are generally subject to a 1.0% CDSC during the first year             0.25%
-------------------------------------------------------------------------------------------------------------
 B                         Maximum 5.0% CDSC during the first year decreasing to 0%
                           after six years                                                        0.75%
-------------------------------------------------------------------------------------------------------------
 C                         1.0% CDSC during the first year                                        0.75%
-------------------------------------------------------------------------------------------------------------
 D                         None                                                                None
-------------------------------------------------------------------------------------------------------------

         CLASS A SHARES Class A shares are sold at net asset value plus an initial sales charge of up to 4.25%. The initial sales charge is reduced for purchases of $25,000 or more according to the schedule below. Investments of $1 million or more are not subject to an initial sales charge, but are generally subject to a contingent deferred sales charge, or CDSC, of 1.0% on sales made within one year after the last day of the month of purchase. The CDSC will be assessed in the same manner and with the same CDSC waivers as with Class B shares. Class A shares are also subject to a distribution (12b-1) fee of up to 0.25% of the average daily net assets of the Class.

[Sidebar]
FRONT-END SALES CHARGE OR FSC

AN INITIAL SALES CHARGE YOU PAY WHEN PURCHASING CLASS A SHARES THAT IS BASED ON A PERCENTAGE OF THE OFFERING PRICE. THE PERCENTAGE DECLINES BASED UPON THE DOLLAR VALUE OF CLASS A SHARES YOU PURCHASE. WE OFFER THREE WAYS TO REDUCE YOUR CLASS A SALES CHARGES - THE COMBINED PURCHASE PRIVILEGE, RIGHT OF ACCUMULATION AND LETTER OF INTENT.
[End Sidebar]

           The offering price of Class A shares includes a sales charge (expressed as a percentage of the offering price) on a single transaction as shown in the following table:

                                               FRONT-END SALES CHARGE
                                  -------------------------------------------------
                                      PERCENTAGE OF          APPROXIMATE PERCENTAGE
AMOUNT OF SINGLE TRANSACTION      PUBLIC OFFERING PRICE      OF NET AMOUNT INVESTED
-----------------------------------------------------------------------------------
 Less than $25,000                        4.25%                      4.44%
-----------------------------------------------------------------------------------
 $25,000 but less than
 $50,000                                  4.00%                      4.17%
-----------------------------------------------------------------------------------
 $50,000 but less than
 $100,000                                 3.50%                      3.63%
-----------------------------------------------------------------------------------
 $100,000 but less than
 $250,000                                 2.75%                      2.83%
-----------------------------------------------------------------------------------
 $250,000 but less than $1
 million                                  1.75%                      1.78%
-----------------------------------------------------------------------------------
 $1 million and over                         0                          0
-----------------------------------------------------------------------------------

           The reduced sales charge schedule is applicable to purchases of Class A shares in a single transaction by:

           - A single account (including an individual, trust or fiduciary account).

           - Family member accounts (limited to husband, wife and children under the age of 21).

           - Pension, profit sharing or other employee benefit plans of companies and their affiliates.

           - Tax-exempt organizations.

           - Groups organized for a purpose other than to buy mutual fund shares.

           COMBINED PURCHASE PRIVILEGE. You also will have the benefit of reduced sales charges by combining purchases of Class A shares of the Fund in a single transaction with purchases of Class A shares of other Multi-Class Funds and shares of FSC Funds.

           RIGHT OF ACCUMULATION. You also may benefit from a reduction of sales charges if the cumulative net asset value of Class A shares of the Fund purchased in a single transaction, together with shares of other Funds you currently own which were previously purchased at a price including a front-end sales charge (including shares acquired through reinvestment of distributions), amounts to $25,000 or more. Also, if you have a cumulative net asset value of all your Class A and Class D shares equal to at least $5 million, you are eligible to purchase Class D shares of any Fund subject to the Fund's minimum initial investment requirement.

           You must notify your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative (or Morgan Stanley Dean Witter Trust FSB if you purchase directly through the Fund), at the time a purchase order is placed, that the purchase qualifies for the reduced charge under the Right of Accumulation. Similar notification must be made in writing when an order is placed by mail. The reduced sales charge will not be granted if: (i) notification is not furnished at the time of the order; or (ii) a review of the records of Dean Witter Reynolds or other authorized dealer of Fund shares or the Fund's transfer agent does not confirm your represented holdings.

           LETTER OF INTENT. The schedule of reduced sales charges for larger purchases also will be available to you if you enter into a written "letter of intent." A letter of intent provides for the purchase of shares of Class A of the Fund or other Multi-Class Funds or shares of FSC Funds within a thirteen-month period. The initial purchase under a letter of intent must be at least 5% of the stated investment goal. To determine the applicable sales charge reduction, you may also include: (1) the cost of shares of other Morgan Stanley Dean Witter Funds which were previously purchased at a price including a front-end sales charge during the 90-day period prior to the distributor receiving the letter of intent, and (2) the cost of shares of other Funds you currently own acquired in exchange for shares of Funds purchased during that period at a price including a front-end sales charge. You can obtain a letter of intent by contacting your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative, or by calling (800) 869-NEWS. If you do not achieve the stated investment goal within the thirteen-month period, you are required to pay the difference between the sales charges otherwise applicable and sales charges actually paid, which may be deducted from your investment.

           OTHER SALES CHARGE WAIVERS. In addition to investments of $1 million or more, your purchase of Class A shares is not subject to a front-end sales charge (or a CDSC upon sale) if your account qualifies under one of the following categories:

           - A trust for which Morgan Stanley Dean Witter Trust FSB provides discretionary trustee services.

           - Persons participating in a fee-based investment program (subject to all of its terms and conditions, including termination fees, mandatory sale or transfer restrictions on termination) approved by the Fund's distributor pursuant to which they pay an asset-based fee for investment advisory, administrative and/or brokerage services.

           - A client of a Morgan Stanley Dean Witter Financial Advisor who joined us from another investment firm within six months prior to the date of purchase of Fund shares, and used the proceeds from the sale of shares of a proprietary mutual fund of that Financial Advisor's previous firm that imposed either a front-end or deferred sales charge to purchase Class A shares, provided that: (1) you sold the shares not more than 60 days prior to purchase, and (2) the sale proceeds were maintained in the interim in cash or a money market fund.

           - Current or retired Directors/Trustees of the Morgan Stanley Dean Witter Funds, such persons' spouses and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.

[Sidebar]
CONTINGENT DEFERRED SALES CHARGE OR CDSC

A FEE YOU PAY WHEN YOU SELL SHARES OF CERTAIN MORGAN STANLEY DEAN WITTER FUNDS PURCHASED WITHOUT AN INITIAL SALES CHARGE. THIS FEE DECLINES THE LONGER YOU HOLD YOUR SHARES AS SET FORTH IN THE TABLE.
[End Sidebar]

         - Current or retired directors, officers and employees of Morgan Stanley Dean Witter & Co. and any of its subsidiaries, such persons' spouses and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.

         CLASS B SHARES Class B shares are offered at net asset value with no initial sales charge but are subject to a contingent deferred sales charge, or CDSC, as set forth in the table below. For the purpose of calculating the CDSC, shares are deemed to have been purchased on the last day of the month during which they were purchased.

                                                        CDSC AS A PERCENTAGE
YEAR SINCE PURCHASE PAYMENT MADE                         OF AMOUNT REDEEMED
----------------------------------------------------------------------------
 First                                                          5.0%
----------------------------------------------------------------------------
 Second                                                         4.0%
----------------------------------------------------------------------------
 Third                                                          3.0%
----------------------------------------------------------------------------
 Fourth                                                         2.0%
----------------------------------------------------------------------------
 Fifth                                                          2.0%
----------------------------------------------------------------------------
 Sixth                                                          1.0%
----------------------------------------------------------------------------
 Seventh and thereafter                                         None
----------------------------------------------------------------------------

           Each time you place an order to sell or exchange shares, shares with no CDSC will be sold or exchanged first, then shares with the lowest CDSC will be sold or exchanged next. For any shares subject to a CDSC, the CDSC will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being sold.

           CDSC WAIVERS. A CDSC, if otherwise applicable, will be waived in the case of:

           - Sales of shares held at the time you die or become disabled (within the definition in Section 72(m)(7) of the Internal Revenue Code which relates to the ability to engage in gainful employment), if the shares are: (i) registered either in your name (not a trust) or in the names of you and your spouse as joint tenants with right of survivorship; or (ii) held in a qualified corporate or self-employed retirement plan, IRA or 403(b) Custodial Account, provided in either case that the sale is requested within one year of your death or initial determination of disability.

           - Sales in connection with the following retirement plan "distributions:" (i) lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or, in the case of a "key employee" of a "top heavy" plan, following attainment of age 59 1/2); (ii) distributions from an IRA or 403(b) Custodial Account following attainment of age
             59 1/2; or (iii) a tax-free return of an excess IRA contribution (a "distribution" does not include a direct transfer of IRA, 403(b) Custodial Account or retirement plan assets to a successor custodian or trustee).

           - Sales of shares in connection with the Systematic Withdrawal Plan of up to 12% annually of the value of each Fund from which plan sales are made. The percentage is determined on the date you establish the Systematic Withdrawal Plan and based on the next calculated share price. You may have this CDSC waiver applied in amounts up to 1% per month, 3% per quarter, 6% semi-annually or 12% annually. Shares with no CDSC will be sold first, followed by those with the lowest CDSC. As such, the waiver benefit will be reduced by the amount of your shares that are not subject to a CDSC. If you suspend your participation in the plan, you may later resume plan payments without requiring a new determination of the account value for the 12% CDSC waiver.

           - Sales of shares if you simultaneously invest the proceeds in the Investment Manager's mutual fund asset allocation program, pursuant to which investors pay an asset-based fee. Any shares you acquire in connection with the Investment Manager's mutual fund asset allocation program are subject to all of the terms and conditions of that program, including termination fees, mandatory sale or transfer restrictions on terminations.

           All waivers will be granted only following the Fund's distributor receiving confirmation of your entitlement. If you believe you are eligible for a CDSC waiver, please contact your Financial Advisor or call (800) 869-NEWS.

           DISTRIBUTION FEE. Class B shares are also subject to an annual distribution (12b-1) fee of up to 0.75% of the lesser of: (a) the average daily aggregate gross purchases by all shareholders of the Fund's Class B shares since the inception of the Fund (not including reinvestment of dividends or capital gains distributions), less the average daily aggregate net asset value of the Fund's Class B shares sold by all shareholders since the Fund's inception upon which a CDSC has been imposed or waived, or (b) the average daily net assets of Class B.

           CONVERSION FEATURE. After ten (10) years, Class B shares will convert automatically to Class A shares of the Fund with no initial sales charge. The ten year period runs from the last day of the month in which the shares were purchased, or in the case of Class B shares acquired through an exchange, from the last day of the month in which the original Class B shares were purchased; the shares will convert to Class A shares based on their relative net asset values in the month following the ten year period. At the same time, an equal proportion of Class B shares acquired through automatically reinvested distributions will convert to Class A shares on the same basis. (Class B shares held before May 1, 1997, however, will convert to Class A shares in May 2007.)

           Currently, the Class B share conversion is not a taxable event; the conversion feature may be cancelled if it is deemed a taxable event in the future by the Internal Revenue Service.

           If you exchange your Class B shares for shares of a Money Market Fund, a No-Load Fund, North American Government Income Trust or Short-Term U.S. Treasury Trust, the holding period for conversion is frozen as of the last day of the month of the exchange and resumes on the last day of the month you exchange back into Class B shares.

           EXCHANGING SHARES SUBJECT TO A CDSC. There are special considerations when you exchange Fund shares that are subject to a CDSC. When determining the length of time you held the shares and the corresponding CDSC rate, any period (starting at the end of the month) during which you held shares of a fund that does NOT charge a CDSC WILL NOT BE COUNTED. Thus, in effect the "holding period" for purposes of calculating the CDSC is frozen upon exchanging into a fund that does not charge a CDSC.


           For example, if you held Class B shares of the Fund for one year, exchanged to Class B of another Morgan Stanley Dean Witter Multi-Class Fund for another year, then sold your shares, a CDSC rate of 4% would be imposed on the shares based on a two year holding period -- one year for each fund. However, if you had exchanged the shares of the Fund for a Money Market Fund (which does not charge a CDSC) instead of the Multi-Class Fund, then sold your shares, a CDSC rate of 5% would be imposed on the shares based on a one year holding period. The one year in the Money Market Fund would not be counted. Nevertheless, if shares subject to a CDSC are exchanged for a fund that does not charge a CDSC, you will receive a credit when you sell the shares equal to the distribution (12b-1) fees you paid on those shares while in that fund up to the amount of any applicable CDSC.



           In addition, shares that are exchanged into or from a Morgan Stanley Dean Witter Fund subject to a higher CDSC rate will be subject to the higher rate, even if the shares are re-exchanged into a fund with a lower CDSC rate.


           CLASS C SHARES Class C shares are sold at net asset value with no initial sales charge but are subject to a CDSC of 1.0% on sales made within one year after the last day of the month of purchase. The CDSC will be assessed in the same manner and with the same CDSC waivers as with Class B shares.

           DISTRIBUTION FEE. Class C shares are subject to an annual distribution (12b-1) fee of 0.75% of the average daily net assets of that Class. The Class C shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A or Class D shares. Unlike Class B shares, Class C shares have no conversion feature and, accordingly, an investor that purchases
           Class C shares may be subject to distribution (12b-1) fees applicable to Class C shares for an indefinite period.

           CLASS D SHARES Class D shares are offered without any sales charge on purchases or sales and without any distribution (12b-1) fee. Class D shares are offered only to investors meeting an initial investment minimum of $5 million and the following investor categories:

           - Investors participating in the Investment Manager's mutual fund asset allocation program (subject to all of its terms and conditions, including termination fees, mandatory sale or transfer restrictions on termination) pursuant to which they pay an asset-based fee.

           - Persons participating in a fee-based investment program (subject to all of its terms and conditions, including termination fees, mandatory sale or transfer restrictions on termination) approved by the Fund's distributor pursuant to which they pay an asset-based fee for investment advisory, administrative and/or brokerage services.

           - Certain unit investment trusts sponsored by Dean Witter Reynolds.

           - Certain other open-end investment companies whose shares are distributed by the Fund's distributor.

           - Investors who were shareholders of the Dean Witter Retirement Series on September 11, 1998 for additional purchases for their former Dean Witter Retirement Series accounts.

           MEETING CLASS D ELIGIBILITY MINIMUMS. To meet the $5 million initial investment to qualify to purchase Class D shares you may combine: (1) purchases in a single transaction of Class D shares of the Fund and other Morgan Stanley Dean Witter Multi-Class Funds and/or (2) previous purchases of Class A and Class D shares of Multi- Class Funds and shares of FSC Funds you currently own, along with shares of Morgan Stanley Dean Witter Funds you currently own that you acquired in exchange for those shares.

           NO SALES CHARGES FOR REINVESTED CASH DISTRIBUTIONS If you receive a cash payment representing an income dividend or capital gain and you reinvest that amount in the applicable Class of shares by returning the check within 30 days of the payment date, the purchased shares would not be subject to an initial sales charge or CDSC.

           PLAN OF DISTRIBUTION (RULE 12B-1 FEES) The Fund has adopted a Plan of Distribution in accordance with Rule 12b-1 under the Investment Company Act of 1940 with respect to the distribution of Class A, Class B and Class C shares. The Plan allows the Fund to pay distribution fees for the sale and distribution of these shares. It also allows the Fund to pay for services to shareholders of Class A, Class B and Class C shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment in these Classes and may cost you more than paying other types of sales charges.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 fiscal years of the Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

                                                              FOR THE YEAR ENDED DECEMBER 31,
                                                           --------------------------------------  FOR THE PERIOD JULY 28, 1997*
                                                                       1999                1998      THROUGH DECEMBER 31, 1997
---------------------------------------------------------------------------------------------------------------------------------

 CLASS A SHARES
---------------------------------------------------------------------------------------------------------------------------------

 SELECTED PER SHARE DATA:
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                 $12.75              $12.89               $12.80
---------------------------------------------------------------------------------------------------------------------------------
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income                                               0.58                0.59                 0.27
    Net realized and unrealized gain (loss)                            (1.06)               0.10                 0.09
                                                                      ------              ------               ------
 Total income (loss) from investment operations                        (0.48)               0.69                 0.36
---------------------------------------------------------------------------------------------------------------------------------
 LESS DIVIDENDS AND DISTRIBUTIONS FROM:
    Net investment income                                              (0.58)              (0.59)               (0.27)
    Net realized gain                                                  (0.02)              (0.24)                  --
                                                                      ------              ------               ------
 Total dividends and distributions                                     (0.60)              (0.83)               (0.27)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                       $11.67              $12.75               $12.89
---------------------------------------------------------------------------------------------------------------------------------

 TOTAL RETURN+                                                         (3.91)%              5.50%                2.82%(1)
---------------------------------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------------
 Expenses                                                               0.78 %(3)(4)        0.83%(3)               0.78%(2)
---------------------------------------------------------------------------------------------------------------------------------
 Net investment income                                                  4.70 %(3)           4.58%(3)               4.47%(2)
---------------------------------------------------------------------------------------------------------------------------------

 SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period, in thousands                              $6,253              $3,788               $1,175
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                   5 %                20%                  15%
---------------------------------------------------------------------------------------------------------------------------------


*   The date shares were first issued.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4) Does not reflect the effect of expense offset of 0.01%.

FOR THE YEAR ENDED DECEMBER 31,              1999                  1998              1997*             1996              1995
---------------------------------------------------------------------------------------------------------------------------------
 CLASS B SHARES
---------------------------------------------------------------------------------------------------------------------------------

 SELECTED PER SHARE DATA:
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period        $12.81                $12.92             $12.57           $12.92             $11.87
---------------------------------------------------------------------------------------------------------------------------------
 INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
    Net investment income                      0.57                  0.58               0.57             0.58               0.61
    Net realized and unrealized gain
    (loss)                                    (1.06)                 0.13               0.35            (0.21)              1.13
                                           --------              --------           --------         --------         ----------
 Total income (loss) from investment
 operations                                   (0.49)                 0.71               0.92             0.37               1.74
---------------------------------------------------------------------------------------------------------------------------------
 LESS DIVIDENDS AND DISTRIBUTIONS FROM:
    Net investment income                     (0.57)                (0.58)             (0.57)           (0.58)             (0.61)
    Net realized gain                         (0.02)                (0.24)                --            (0.14)             (0.08)
 Total dividends and distributions            (0.59)                (0.82)             (0.57)           (0.72)             (0.69)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period              $11.73                $12.81             $12.92           $12.57             $12.92
---------------------------------------------------------------------------------------------------------------------------------

 TOTAL RETURN+                                (3.99)%                5.63%              7.51%            3.13%             14.96%
---------------------------------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------------
 Expenses                                      0.91 %(1)(2)(3)       0.95%(2)(3)        1.33%            1.32%(1)           1.33%
---------------------------------------------------------------------------------------------------------------------------------
 Net investment income                         4.57%(2)(3)           4.46%(2)(3)        4.51%            4.66%              4.90%
---------------------------------------------------------------------------------------------------------------------------------

 SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period, in thousands   $761,548              $896,685           $914,474         $975,702         $1,054,881
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                          5 %                  20%                15%              11%                23%
---------------------------------------------------------------------------------------------------------------------------------

* Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Does not reflect the effect of expense offset of 0.01%.
(2) Reflects overall Fund ratios for investment income and non-class specific expenses.
(3) If the Distributor had not rebated a portion of its fees to the Fund, the expense and net investment income ratios would have been 1.34% and 4.14%, respectively, for the year ended December 31, 1999 and 1.33% and 4.08%, respectively, for the year ended December 31, 1998.

                                                                                                  FOR THE PERIOD
                                                       FOR THE YEAR ENDED DECEMBER 31,            JULY 28, 1997*
                                                    --------------------------------------           THROUGH
                                                                1999                1998        DECEMBER 31, 1997
------------------------------------------------------------------------------------------------------------------

 CLASS C SHARES
------------------------------------------------------------------------------------------------------------------

 SELECTED PER SHARE DATA:
------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                          $12.81              $12.92             $12.80
------------------------------------------------------------------------------------------------------------------
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income                                        0.51                0.53               0.23
    Net realized and unrealized gain (loss)                     (1.06)               0.13               0.12
                                                               ------              ------             ------
 Total income (loss) from investment operations                 (0.55)               0.66               0.35
------------------------------------------------------------------------------------------------------------------
 LESS DIVIDENDS AND DISTRIBUTIONS FROM:
    Net investment income                                       (0.51)              (0.53)             (0.23)
    Net realized gain                                           (0.02)              (0.24)                --
                                                               ------              ------             ------
 Total dividends and distributions                              (0.53)              (0.77)             (0.23)
------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                $11.73              $12.81             $12.92
------------------------------------------------------------------------------------------------------------------

 Total Return+                                                  (4.41)%              5.22%              2.80%(1)
------------------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS:
------------------------------------------------------------------------------------------------------------------
 Expenses                                                        1.34 %(3)(4)        1.33%(3)           1.31%(2)
------------------------------------------------------------------------------------------------------------------
 Net investment income                                           4.14 %(3)           4.08%(3)           4.24%(2)
------------------------------------------------------------------------------------------------------------------

 SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------
 Net assets, end of period, in thousands                      $13,099              $9,849             $3,610
------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                            5 %                20%                15%
------------------------------------------------------------------------------------------------------------------

*   The date shares were first issued.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4) Does not reflect the effect of expense offset of 0.01%.

                                                                                                        FOR THE PERIOD
                                                                 FOR THE YEAR ENDED DECEMBER 31,        JULY 28, 1997*
                                                              --------------------------------------       THROUGH
                                                                          1999                1998    DECEMBER 31, 1997
------------------------------------------------------------------------------------------------------------------------

 CLASS D SHARES
------------------------------------------------------------------------------------------------------------------------

 SELECTED PER SHARE DATA:
------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                    $12.78              $12.92         $12.80
------------------------------------------------------------------------------------------------------------------------
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income                                                  0.60                0.63           0.28
    Net realized and unrealized gain (loss)                               (1.05)               0.10           0.12
                                                                         ------              ------         ------
 Total income (loss) from investment operations                           (0.45)               0.73           0.40
------------------------------------------------------------------------------------------------------------------------
 LESS DIVIDENDS AND DISTRIBUTIONS FROM:
    Net investment income                                                 (0.60)              (0.63)         (0.28)
    Net realized gain                                                     (0.02)              (0.24)            --
                                                                         ------              ------         ------
 Total dividends and distributions                                        (0.62)              (0.87)         (0.28)
------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                          $11.71              $12.78         $12.92
------------------------------------------------------------------------------------------------------------------------

 Total Return+                                                            (3.63)%              5.77%          3.18%(1)
------------------------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS:
------------------------------------------------------------------------------------------------------------------------
 Expenses                                                                  0.59 %(3)(4)        0.58%(3)         0.60%(2)
------------------------------------------------------------------------------------------------------------------------
 Net investment income                                                     4.89 %(3)           4.83%(3)         5.34%(2)
------------------------------------------------------------------------------------------------------------------------

 SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period, in thousands                                 $1,021                $554            $45
------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                      5 %                20%            15%
------------------------------------------------------------------------------------------------------------------------

*   The date shares were first issued.
+ Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4) Does not reflect the effect of expense offset of 0.01%.

NOTES

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 26

NOTES

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                                                                              27

NOTES

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 28

MORGAN STANLEY DEAN WITTER
FAMILY OF FUNDS
The Morgan Stanley Dean Witter Family of Funds offers investors a wide range of investment choices. Come on in and meet the family!
--------------------------------------------------------------------------------
 GROWTH FUNDS
---------------------------------
GROWTH FUNDS
Aggressive Equity Fund
American Opportunities Fund
Capital Growth Securities
Developing Growth Securities
Growth Fund
Market Leader Trust
Mid-Cap Equity Trust
Next Generation Trust
SmallCap Growth Fund
Special Value Fund
21st Century Trend Fund

THEME FUNDS
Financial Services Trust
Health Sciences Trust
Information Fund
Natural Resource Development Securities

GLOBAL/INTERNATIONAL FUNDS
Competitive Edge Fund - "Best Ideas"
 Portfolio
European Growth Fund
Fund of Funds - International Portfolio
International Fund
International SmallCap Fund
Japan Fund
Latin American Growth Fund
Pacific Growth Fund

 GROWTH & INCOME FUNDS

Balanced Growth Fund
Balanced Income Fund
Convertible Securities Trust
Dividend Growth Securities
Equity Fund
Fund of Funds - Domestic Portfolio
Income Builder Fund
Mid-Cap Dividend Growth Securities
S&P 500 Index Fund
S&P 500 Select Fund
Strategist Fund
Total Market Index Fund
Total Return Trust
Value Fund
Value-Added Market Series/Equity Portfolio

THEME FUNDS
Real Estate Fund
Utilities Fund

GLOBAL FUNDS
Global Dividend Growth Securities
Global Utilities Fund

 INCOME FUNDS

GOVERNMENT INCOME FUNDS
Federal Securities Trust
Short-Term U.S. Treasury Trust
U.S. Government Securities Trust

DIVERSIFIED INCOME FUNDS
Diversified Income Trust

CORPORATE INCOME FUNDS
High Yield Securities
Intermediate Income Securities
Short-Term Bond Fund (NL)

GLOBAL INCOME FUNDS
North American Government Income Trust
World Wide Income Trust

TAX-FREE INCOME FUNDS
California Tax-Free Income Fund
Hawaii Municipal Trust (FSC)
Limited Term Municipal Trust (NL)
Multi-State Municipal Series Trust (FSC)
New York Tax-Free Income Fund
Tax-Exempt Securities Trust


 MONEY MARKET FUNDS

TAXABLE MONEY MARKET FUNDS
Liquid Asset Fund (MM)
U.S. Government Money Market Trust (MM)
TAX-FREE MONEY MARKET FUNDS
California Tax-Free Daily Income Trust (MM)
N.Y. Municipal Money Market Trust (MM)
Tax-Free Daily Income Trust (MM)

There may be funds created after this PROSPECTUS was published. Please consult the inside back cover of a new fund's prospectus for its designation, e.g., Multi-Class Fund or Money Market Fund.

Unless otherwise noted, each listed Morgan Stanley Dean Witter Fund, except for North American Government Income Trust and Short-Term U.S. Treasury Trust, is a Multi-Class Fund. A mutual fund offering multiple Classes of shares. The other types of funds are: NL - No-Load (Mutual) Fund; MM - Money Market Fund; FSC - A mutual fund sold with a front-end sales charge and a distribution (12b-1) fee.

                                                  PROSPECTUS - FEBRUARY 22, 2000

Additional information about the Fund's investments is available in the Fund's ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS. In the Fund's ANNUAL REPORT, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Fund's Statement of Additional Information also provides additional information about the Fund. The Statement of Additional Information is incorporated herein by reference (legally is part of this PROSPECTUS). For a free copy of any of these documents, to request other information about the Fund, or to make shareholder inquiries, please call:

                                 (800) 869-NEWS

You also may obtain information about the Fund by calling your Morgan Stanley Dean Witter Financial Advisor or by visiting our Internet site at:

                         www.msdw.com/individual/funds

Information about the Fund (including the STATEMENT OF ADDITIONAL INFORMATION) can be viewed and copied at the Securities and Exchange
Commission's Public Reference Room in
Washington, DC. Information about the
Reference Room's operations may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's
Internet site (www.sec.gov), and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-0102.
 TICKER SYMBOLS:

   CLASS A:   CLFAX            CLASS C:   CLFCX
---------------------       ---------------------

   CLASS B:   CLFBX            CLASS D:   CLFDX
---------------------       ---------------------

(THE FUND'S INVESTMENT COMPANY ACT FILE NO. IS 811- 4020)

Morgan Stanley Dean Witter
                                                             CALIFORNIA TAX-FREE
                                                                     INCOME FUND

                               [BACK COVER PHOTO]
                                                        A MUTUAL FUND THAT SEEKS
                                                      TO PROVIDE A HIGH LEVEL OF
                                                      CURRENT INCOME EXEMPT FROM
                                                     BOTH FEDERAL AND CALIFORNIA
                                                     INCOME TAX, CONSISTENT WITH
                                                     THE PRESERVATION OF CAPITAL

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE         TWO WORLD TRADE CENTER,
INCOME FUND                                            NEW YORK, NEW YORK 10048
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1999

DEAR SHAREHOLDER:

Interest rates rose steadily during 1999, making it the worst year for the fixed-income markets since 1994. The benchmark 30-year Treasury bond began the year yielding 5.1 percent amid fears of a global recession. However, the economic problems in Asia, Europe and Latin America abated as the year progressed. The U.S. economy, led by consumer demand, experienced robust growth. As a result, the fixed-income markets anticipated that the Federal Reserve Board would change monetary policy and remove the liquidity it had provided during the 1998 international economic crises. Between June and November, the Fed raised the federal funds rate a total of 75 basis points from 4.75 percent to 5.50 percent. At year-end, the yield on the Treasury bond was nearly 6.50 percent. Subsequently, on February 2, 2000 the fed-funds rate was raised an additional 25 basis points.

MUNICIPAL MARKET CONDITIONS

The long-term insured municipal index yield began 1999 near a record low of
5.05 percent. By the end of December, this index yield had increased almost a full percentage point, to 5.97 percent. Because bond prices move inversely to changes in interest rates, higher yields have caused bond prices to decline significantly. The increase in the index yield during 1999 translated into a 13 percent price decline for a generic insured municipal bond with a 30-year maturity.

The municipal market index outperformed U.S. Treasury bonds early last year but later gave ground as interest rates continued to rise. The ratio of the 30-year municipal yield to the Treasury bond yield is a measure of relative performance. The yield ratio declined from 99 percent in January to 91 percent in May 1999 and ended the year at 92 percent. A declining ratio means municipals have outperformed Treasuries and a rising ratio indicates underperformance by municipals. Over the past five years, the ratio has ranged from a high of 99 percent to a low of 82 percent.

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1999, CONTINUED

Higher interest rates reduced municipal market underwriting in 1999. New-issue volume declined 20 percent. Refunding activity, the most interest-rate-sensitive component of supply, was down more than 50 percent. California new-issue underwriting accounted for 12 percent of national market volume.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

30-YEAR BOND YIELDS 1994-1999
                           Insured             U.S.       Insured Municipal Yields as a
                  Municipal Yields  Treasury Yields  Percentage of U.S. Treasury Yields
12/31/93                     5.40%            6.34%                85.17%
1/31/94                      5.40%            6.24%                86.54%
2/28/94                      5.80%            6.66%                87.09%
3/31/94                      6.40%            7.09%                90.27%
4/29/94                      6.35%            7.32%                86.75%
5/31/94                      6.25%            7.43%                84.12%
6/30/94                      6.50%            7.61%                85.41%
7/29/94                      6.25%            7.39%                84.57%
8/31/94                      6.30%            7.45%                84.56%
9/30/94                      6.55%            7.81%                83.87%
10/31/94                     6.75%            7.96%                84.80%
11/30/94                     7.00%            8.00%                87.50%
12/30/94                     6.75%            7.88%                85.66%
1/31/95                      6.40%            7.70%                83.12%
2/28/95                      6.15%            7.44%                82.66%
3/31/95                      6.15%            7.43%                82.77%
4/28/95                      6.20%            7.34%                84.47%
5/31/95                      5.80%            6.66%                87.09%
6/30/95                      6.10%            6.62%                92.15%
7/31/95                      6.10%            6.86%                88.92%
8/31/95                      6.00%            6.66%                90.09%
9/30/95                      5.95%            6.48%                91.82%
10/31/95                     5.75%            6.33%                90.84%
11/30/95                     5.50%            6.14%                89.58%
12/29/95                     5.35%            5.94%                90.07%
1/31/96                      5.40%            6.03%                89.55%
2/29/96                      5.60%            6.46%                86.69%
3/29/96                      5.85%            6.66%                87.84%
4/30/96                      5.95%            6.89%                86.36%
5/31/96                      6.05%            6.99%                86.55%
6/28/96                      5.90%            6.89%                85.63%
7/31/96                      5.85%            6.97%                83.93%
8/30/96                      5.90%            7.11%                82.98%
9/30/96                      5.70%            6.93%                82.25%
10/31/96                     5.65%            6.64%                85.09%
11/29/96                     5.50%            6.35%                86.61%
12/31/96                     5.60%            6.63%                84.46%
1/31/97                      5.70%            6.79%                83.95%
2/28/97                      5.65%            6.80%                83.09%
3/31/97                      5.90%            7.10%                83.10%
4/30/97                      5.75%            6.94%                82.85%
5/30/97                      5.65%            6.91%                81.77%
6/30/97                      5.60%            6.78%                82.60%
7/30/97                      5.30%            6.30%                84.13%
8/31/97                      5.50%            6.61%                83.21%
9/30/97                      5.40%            6.40%                84.38%
10/31/97                     5.35%            6.15%                86.99%
11/30/97                     5.30%            6.05%                87.60%
12/31/97                     5.15%            5.92%                86.99%
1/31/98                      5.15%            5.80%                88.79%
2/28/98                      5.20%            5.92%                87.84%
3/31/98                      5.25%            5.93%                88.53%
4/30/98                      5.35%            5.95%                89.92%
5/29/98                      5.20%            5.80%                89.66%
6/30/98                      5.20%            5.65%                92.04%
7/31/98                      5.18%            5.71%                90.72%
8/31/98                      5.03%            5.27%                95.45%
9/30/98                      4.95%            5.00%                99.00%
10/31/98                     5.05%            5.16%                97.87%
11/30/98                     5.00%            5.06%                98.81%
12/31/98                     5.05%            5.10%                99.02%
1/31/99                      5.00%            5.09%                98.23%
2/28/99                      5.10%            5.58%                91.40%
3/31/99                      5.15%            5.63%                91.47%
4/30/99                      5.20%            5.66%                91.87%
5/31/99                      5.30%            5.83%                90.91%
6/30/99                      5.47%            5.96%                91.78%
7/31/99                      5.55%            6.10%                90.98%
8/31/99                      5.75%            6.06%                94.88%
9/30/99                      5.85%            6.05%                96.69%
10/31/99                     6.03%            6.16%                97.89%
11/30/99                     6.00%            6.29%                95.39%
12/31/99                     5.97%            6.48%                92.10%

Source: Municipal Market Data -- A Division of Thomson
Financial Municipal Group and Bloomberg L.P.

PERFORMANCE

The performance of Morgan Stanley Dean Witter California Tax-Free Income Fund was impacted by the higher interest-rate environment. For the 12-month period ended December 31, 1999, the Fund's Class B shares returned -3.99 percent compared to -2.06 percent for the Lehman Brothers Municipal Bond Index. For the same period, the Fund's Class A, C and D shares returned -3.91 percent, -4.41 percent and -3.63 percent, respectively. (The performance of the Fund's four share

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1999, CONTINUED

classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions and do not reflect the deduction of any applicable sales charges.) The accompanying chart compares the Fund's performance to that of the Lehman index.

PORTFOLIO STRUCTURE

The Fund's net assets of $782 million were diversified among 12 long-term sectors and 61 credits. As interest rates have increased, the Fund's short-term investment position, which had ranged from 1 - 4 percent in 1998, was gradually increased to 6 - 7 percent. Refunded bonds represented 13 percent of net assets. Refunded issues have been refinanced and generally are defensive portfolio holdings. At the end of December, the portfolio's average maturity was 16 years. Average duration, a measure of sensitivity to interest-rate changes, was
8.3 years. The accompanying charts provide current information on the portfolio's credit quality, and sector distribution. Optional call provisions by year and their respective cost (book) yields are also charted.

LOOKING AHEAD

The Federal Reserve Board raised the fed-funds rate twice last summer and once more in November. These actions confirmed its previously disclosed bias of becoming less accommodative in the face of continued strong domestic economic growth. It is anticipated that the central bank may raise short-term interest rates further in 2000, again influencing long-term rates. However, we believe municipal bonds continue to offer tax-conscious investors good long-term value relative to Treasuries. We continue to stress credit quality and a conservative portfolio management profile.

We appreciate your ongoing support of Morgan Stanley Dean Witter California Tax-Free Income Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

/s/ Mitchell M. Merin
MITCHELL M. MERIN
PRESIDENT

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE
INCOME FUND
LETTER TO THE SHAREHOLDERS DECEMBER 31,
1999, CONTINUED

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

LARGEST SECTORS AS OF DECEMBER 31, 1999
(% OF NET ASSETS)
TRANSPORTATION                             20%
WATER AND SEWER                            16%
REFUNDED                                   13%
ELECTRIC                                    9%
TAX ALLOCATION                              7%
GENERAL OBLIGATIONS                         7%
MORTGAGE                                    5%
HOSPITAL                                    5%
PUBLIC FACILITIES                           5%
PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CREDIT RATINGS AS OF DECEMBER 31, 1999
(% OF TOTAL LONG-TERM PORTFOLIO)
Aaa or AAA                                                    68%
Aa or AA                                                      17%
A or A                                                         6%
Baa or BBB                                                     9%

AS MEASURED BY MOODY'S INVESTORS SERVICE, INC. OR STANDARD &
POOR'S CORP.
PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE
INCOME FUND
LETTER TO THE SHAREHOLDERS DECEMBER 31,
1999, CONTINUED

                      CALL AND COST (BOOK) YIELD STRUCTURE

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERCENT CALLABLE
WEIGHTED AVERAGE
CALL PROTECTION: 7 YEARS
YEARS BONDS CALLABLE
2000                                              2%
2001                                              7%
2002                                             10%
2003                                             13%
2004                                              5%
2005                                             15%
2006                                              7%
2007                                              7%
2008                                             19%
2009                                              2%
2010+                                            13%

COST (BOOK) YIELD**

WEIGHTED AVERAGE
BOOK YIELD: 6.0%
2000                                            6.9%
2001                                            6.6%
2002                                            6.4%
2003                                            5.7%
2004                                            6.3%
2005                                            6.7%
2006                                            6.0%
2007                                            6.0%
2008                                            5.3%
2009                                            5.2%
2010+                                           5.9%

* % BASED ON LONG-TERM PORTFOLIO.
** COST OR "BOOK" YIELD IS THE ANNUAL
INCOME EARNED ON A PORTFOLIO
INVESTMENT BASED ON ITS ORIGINAL PURCHASE
PRICE BEFORE FUND OPERATING EXPENSES.
FOR EXAMPLE, THE FUND EARNED A BOOK YIELD
OF 6.6% ON 7% OF THE BONDS IN THE
LONG-TERM PORTFOLIO THAT ARE CALLABLE IN 2001.
PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE
INCOME FUND
FUND PERFORMANCE DECEMBER 31, 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000 - CLASS B
($ IN THOUSANDS)
                                   FUND  LEHMAN(4)
December 1989                   $10,000    $10,000
December 1990                   $10,569    $10,729
December 1991                   $11,644    $12,032
December 1992                   $12,556    $13,093
December 1993                   $13,934    $14,700
December 1994                   $13,102    $13,940
December 1995                   $15,062    $16,374
December 1996                   $15,534    $17,100
December 1997                   $16,700    $18,671
December 1998                   $17,641    $19,881
December 1999                $16,937(3)    $19,472

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                    AVERAGE ANNUAL TOTAL RETURNS
   ----------------------------------------------------------------------------------------------
                    CLASS B*                                          CLASS A+
   -------------------------------------------      ---------------------------------------------
   1 Year                     -3.99%(1)  -8.57%(2)  1 Year                     -3.91%(1) -8.00%(2)
   5 Years                    5.27 (1)   4.94 (2)   Since Inception (7/28/97)  1.72 (1)  -0.08 (2)
   10 Years                   5.41 (1)   5.41 (2)

                    CLASS C++                                         CLASS D#
   -------------------------------------------      ---------------------------------------------
   1 Year                     -4.41%(1)  -5.33%(2)  1 Year                     -3.63%(1)
   Since Inception (7/28/97)  1.39 (1)   1.39 (2)   Since Inception (7/28/97)  2.10 (1)

------------------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)  Closing value assuming a complete redemption on December 31, 1999.
(4) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or more and a minimum credit rating of Baa or BBB, as measured by Moody's Investors Service, Inc. or Standard & Poor's Corp. The Index does not include any expenses, fees, or charges. The Index is unmanaged and should not be considered an investment.
 *   The maximum CDSC for Class B is 5.0%. The CDSC declines to 0% after six years.
 +   The maximum front-end sales charge for Class A is 4.25%.
++ The maximum CDSC for Class C shares is 1% for shares redeemed within one year of purchase.
 #   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999

PRINCIPAL
AMOUNT IN                                                                             COUPON     MATURITY
THOUSANDS                                                                              RATE        DATE       VALUE
-----------------------------------------------------------------------------------------------------------------------
            CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS (92.8%)
            GENERAL OBLIGATION (7.1%)
            California,
 $  5,000     Ser 1990............................................................   7.00 %      08/01/07  $  5,623,750
    5,000     Ser 1990............................................................   7.00        08/01/08     5,656,400
    2,000     Veterans Ser AT.....................................................   9.50        02/01/10     2,674,660
    2,400     Veterans Ser BH (AMT) (FSA).........................................   5.40        12/01/16     2,260,296
   10,000     Various Purpose 04/01/93 (FSA)......................................   5.50        04/01/19     9,542,400
   10,000     Ser 1996 (AMBAC)....................................................   5.25        06/01/21     9,090,700
    3,000     Veterans Ser BD, BE & BF (AMT) (AMBAC)..............................   6.375       02/01/27     3,000,300
   10,000   Los Angeles Unified School District, 1997 Ser B (FGIC)................   5.00        07/01/23     8,658,400
    2,000   Santa Margarita/Dana Point Authority, Impr Dists #3, 3A, 4 & 4A
              1994 Ser B Refg (MBIA)..............................................   5.75        08/01/20     1,959,740
    8,500   Puerto Rico, Public Improvement Ser 1999..............................   4.75        07/01/23     6,877,775
                                                                                                           ------------
 --------
                                                                                                             55,344,421
   57,900
                                                                                                           ------------
 --------
            EDUCATIONAL FACILITIES REVENUE (3.2%)
            California Educational Facilities Authority,
    6,000     University of San Diego Ser 1998 (AMBAC)............................   5.00        10/01/22     5,213,160
    4,000     University of Southern California 1997 Ser C........................   5.125       10/01/28     3,464,720
            California Statewide Communities Development Authority,
    3,400     Gemological Institute of America COPs (Connie Lee)..................   6.00        05/01/20     3,412,070
    4,100     Gemological Institute of America COPs (Connie Lee)..................   6.00        05/01/25     4,101,722
   10,000   University of California, Multiple Purpose Refg Ser 1993 C (AMBAC)....   5.125       09/01/18     9,066,200
                                                                                                           ------------
 --------
                                                                                                             25,257,872
   27,500
                                                                                                           ------------
 --------
            ELECTRIC REVENUE (9.3%)
   13,000   Los Angeles Department of Water & Power, Second Issue of 1993
              (Secondary AMBAC)...................................................   5.40        11/15/13    12,948,910
    5,000   Northern California Power Agency, Hydro #1 1993 Refg Ser A (MBIA).....   5.50        07/01/16     4,852,400
            Sacramento Municipal Utility District,
    5,700     Refg 1994 Ser H (MBIA)..............................................   5.75        01/01/11     5,848,029
   26,000     Refg 1992 Ser A (FGIC)..............................................   6.30        08/15/18    26,751,920
            Southern California Public Power Authority,
    7,000     Mead-Adelanto 1994 Ser A (AMBAC)....................................   5.15        07/01/15     6,593,440
    1,750     Transmission Refg Ser 1988 (FGIC)...................................   0.00        07/01/06     1,262,257
    5,000   Turlock Irrigation District, Refg 1998 Ser A (MBIA)...................   5.00        01/01/26     4,293,200
            Puerto Rico Electric Power Authority,
    9,000     Power Ser O.........................................................   5.00        07/01/12     8,496,000
    2,000     Power Ser X.........................................................   5.50        07/01/25     1,828,940
                                                                                                           ------------
 --------
                                                                                                             72,875,096
   74,450
                                                                                                           ------------
 --------
            HOSPITAL REVENUE (4.8%)
   10,000   Antelope Valley Healthcare District, Refg Ser 1997 A (FSA)............   5.20        01/01/20     9,015,200
    3,500   California Health Facilities Financing Authority, Sutter/CHS
              Ser 1996 A (MBIA)...................................................   5.875       08/15/16     3,500,910
   10,000   Duarte, City of Hope National Medical Center Ser 1999 A COPs..........   5.25        04/01/19     8,306,600

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

PRINCIPAL
AMOUNT IN                                                                             COUPON     MATURITY
THOUSANDS                                                                              RATE       DATE        VALUE
-----------------------------------------------------------------------------------------------------------------------
 $  7,500   Madera County, Valley Children's Hospital Ser 1995 COPs (MBIA)........   6.50 %      03/15/15  $  8,208,300
    4,000   Rancho Mirage Joint Powers Financing Authority, Eisenhower Medical
              Center Ser 1997 A COPs (MBIA).......................................   5.25        07/01/17     3,698,080
    5,000   University of California, UCLA Medical Center Refg Ser 1994 (MBIA)....   5.50        12/01/14     4,914,950
                                                                                                           ------------
 --------
                                                                                                             37,644,040
   40,000
                                                                                                           ------------
 --------
            INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE (2.3%)
            California Pollution Control Financing Authority,
    5,000     Atlantic Richfield Co Ser 1996 A....................................   5.00        04/01/08     4,928,250
    3,000     San Diego Gas and Electric Co 1996 Ser A............................   5.90        06/01/14     3,070,140
   10,000     Southern California Edison Co 1992 Ser B (AMT)......................   6.40        12/01/24     9,964,700
                                                                                                           ------------
 --------
                                                                                                             17,963,090
   18,000
                                                                                                           ------------
 --------
            MORTGAGE REVENUE - SINGLE FAMILY (4.9%)
            California Housing Finance Agency,
    9,000     Home 1995 Ser J (AMBAC).............................................   6.00        08/01/17     9,026,550
    6,300     Home 1995 Ser M (AMT) (MBIA)........................................   6.15        08/01/27     6,192,837
    8,215     Home 1995 Ser K (AMT) (AMBAC).......................................   6.25        08/01/27     8,150,430
    2,930     Home 1991 Ser G (AMT)...............................................   7.05        08/01/27     2,996,482
    6,900     Purchase 1995 Ser B-2 (AMT).........................................   6.30        08/01/24     6,921,804
            California Rural Home Financing Authority,
    2,015     Home 1997 Ser D-CL 5 (AMT)..........................................   6.70        05/01/29     2,103,539
    1,915     Home 1998 Ser A (AMT)...............................................   6.35        12/01/29     1,932,867
            Puerto Rico Housing Finance Corporation,
      175     Portfolio One GNMA-Backed Ser B.....................................   7.65        10/15/22       180,061
      665     Portfolio One GNMA-Backed Ser C.....................................   6.85        10/15/23       692,910
                                                                                                           ------------
 --------
                                                                                                             38,197,480
   38,115
                                                                                                           ------------
 --------
            PUBLIC FACILITIES REVENUE (4.7%)
    4,000   Anaheim Public Financing Authority, Sub 1997 Ser C (FSA)..............   6.00        09/01/16     4,158,320
   10,000   Beverly Hills Public Financing Authority, 1993 Refg Ser A (MBIA)......   5.65        06/01/15     9,898,100
    5,000   California Public Works Board, Department of Corrections 1998 Ser B
              (MBIA) .............................................................   5.00        09/01/21     4,370,350
    9,500   Los Angeles County, Public Properties Refg of 1987 COPs...............   0.00        04/01/04     7,487,615
   10,000   San Jose Financing Authority, Convention Center Refg 1993 Ser C.......   6.375       09/01/13    10,434,500
                                                                                                           ------------
 --------
                                                                                                             36,348,885
   38,500
                                                                                                           ------------
 --------
            TAX ALLOCATION REVENUE (6.9%)
            Garden Grove Community Redevelopment Agency,
    5,000     Refg Issue of 1993..................................................   5.70        10/01/13     4,892,400
    6,000     Refg Issue of 1993..................................................   5.875       10/01/23     5,582,880
   25,500   Long Beach Financing Authority, Ser 1992 (AMBAC)......................   6.00        11/01/17    26,202,780
    8,830   Pleasanton Joint Powers Financing Authority, Reassessment 1993
              Ser A...............................................................   6.15        09/02/12     8,929,956
   10,000   San Jose Redevelopment Agency, Ser 1999 (AMBAC).......................   4.75        08/01/23     8,257,900
                                                                                                           ------------
 --------
                                                                                                             53,865,916
   55,330
                                                                                                           ------------
 --------
            TRANSPORTATION FACILITIES REVENUE (19.9%)
   10,000   Alameda Corridor Transportation Authority, Sr Lien Ser 1999 A
              (MBIA)..............................................................   5.25        10/01/21     9,083,300
   14,000   Foothill/Eastern Transportation Corridor Agency, Toll Road
              Ser 1999............................................................   0.00        01/15/23     7,230,440

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

PRINCIPAL
AMOUNT IN                                                                             COUPON     MATURITY
THOUSANDS                                                                              RATE       DATE        VALUE
-----------------------------------------------------------------------------------------------------------------------
            Long Beach,
 $  5,000     Harbor Refg Ser 1998 A (AMT) (FGIC).................................   6.00 %      05/15/17  $  5,135,800
    9,000     Harbor Refg Ser 1998 A (AMT) (FGIC).................................   6.00        05/15/18     9,190,800
    3,000     Harbor Refg Ser 1998 A (AMT) (FGIC).................................   6.00        05/15/19     3,044,520
   15,000     Harbor Ser 1995 (AMT) (MBIA)........................................   5.25        05/15/25    13,136,850
   10,000   Los Angeles, Department of Airports Refg 1995 Ser A (FGIC)............   5.50        05/15/09    10,184,800
   20,000   Los Angeles County Transportation Commission, Sales Tax Ser 1991 B....   6.50        07/01/13    20,899,000
    5,000   Orange County, Airport Refg Ser 1997 (AMT) (MBIA).....................   5.50        07/01/11     5,047,900
   20,000   San Diego County Regional Transportation Commission, Sales Tax
              1994 Ser A (FGIC)...................................................   4.75        04/01/08    19,670,600
            San Francisco Airports Commission, San Francisco Int'l Airport
    4,055     Second Ser Refg Issue 4 (MBIA)......................................   6.00        05/01/20     4,071,098
   10,000     Second Ser Issue 15 B (MBIA)........................................   4.50        05/01/25     7,862,500
            San Francisco Bay Area Rapid Transit District, Sales Tax
    5,000     Ser 1995 (FGIC).....................................................   5.50        07/01/15     4,933,350
    2,305     Ser 1995 (FGIC).....................................................   5.50        07/01/20     2,180,461
   10,000     Ser 1998 (AMBAC)....................................................   4.75        07/01/23     8,261,100
            San Joaquin Hills Transportation Corridor Agency, Toll Road
   10,000     Refg Ser 1997 A (MBIA)..............................................   0.00        01/15/31     1,466,700
   10,000     Refg Ser 1997 A (MBIA)..............................................   5.25        01/15/30     8,835,500
   10,000     Senior Lien.........................................................   5.00        01/01/33     8,040,100
   10,000   Puerto Rico Highway & Transportation Authority, Ser 1998 A............   4.75        07/01/38     7,684,300
                                                                                                           ------------
 --------
                                                                                                            155,959,119
  182,360
                                                                                                           ------------
 --------
            WATER & SEWER REVENUE (16.4%)
            California Department of Water Resources, Central Valley
    6,870     Ser J-2.............................................................   6.125       12/01/13     7,042,918
   10,000     Ser U...............................................................   5.00        12/01/29     8,470,900
    8,000   Castaic Lake Water Agency, Refg Ser 1994 A COPs (MBIA)................   6.00        08/01/18     8,064,320
    6,000   Central Coast Water Authority, Refg Ser 1996 A (AMBAC)................   5.00        10/01/16     5,453,580
   10,000   Contra Costa Water District, Ser G (MBIA).............................   5.50        10/01/19     9,547,300
            East Bay Municipal Utility District,
   11,000     Water Refg Ser 1992.................................................   6.00        06/01/20    11,020,460
    5,000     Water Ser 1998 (MBIA)...............................................   4.75        06/01/34     3,961,000
   10,000   Eastern Municipal Water District, Water & Sewer Refg Ser 1998 A COPs
              (FGIC)..............................................................   4.75        07/01/23     8,239,700
   15,000   Los Angeles County Sanitation Districts Financing Authority, 1993
              Ser A...............................................................   5.375       10/01/13    14,862,150
   15,000   Metropolitan Water District of Southern California, Waterworks 1997
              Ser A...............................................................   5.00        07/01/26    12,862,950
   10,000   San Diego, Water 1998 Ser (FGIC)......................................   4.75        08/01/28     8,094,100

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

PRINCIPAL
AMOUNT IN                                                                             COUPON     MATURITY
THOUSANDS                                                                              RATE       DATE        VALUE
-----------------------------------------------------------------------------------------------------------------------
            San Diego Public Facilities Financing Authority,
 $ 10,000     Sewer 1993 Ser A....................................................   5.25 %      05/15/20  $  9,080,500
    7,000     Sewer Ser 1995 (FGIC)...............................................   5.00        05/15/25     6,012,020
            San Francisco Public Utilities Commission,
    5,750     Water 1992 Refg Ser A...............................................   6.00        11/01/15     5,799,967
   10,870     Water 1996 Ser A....................................................   5.00        11/01/21     9,448,639
                                                                                                           ------------
 --------
                                                                                                            127,960,504
  140,490
                                                                                                           ------------
 --------
            OTHER REVENUE (0.2%)
    1,820   Orange County Community Facilities District #86-2, Rancho Santa
              Margarita
              Ser A of 1990.......................................................   7.65        08/15/17     1,862,097
                                                                                                           ------------
 --------
            REFUNDED (13.1%)
   20,000   Desert Hospital District, Desert Hospital Corp Ser 1992 COPs (FSA)....   6.392       07/01/02+   21,234,200
            Foothill/Eastern Transportation Corridor Agency, Toll Road Sr Lien
    4,000     Ser 1995 A..........................................................   0.00        01/01/10+    3,392,200
   15,000     Ser 1995 A..........................................................   6.00        01/01/07+   16,059,450
            Los Angeles Convention & Exhibition Center Authority,
   10,000     Ser 1985 COPs.......................................................   9.00        12/01/05+   12,198,000
   14,000     Ser 1985 COPs.......................................................   9.00        12/01/05+   17,077,200
    5,400   Los Angeles County, 1991 Master Refg COPs.............................   6.708       05/01/01+    5,661,468
    8,000   San Diego County Water Authority, Ser 1991-B COPs (MBIA)..............   6.30        04/27/06+    8,743,760
            Southern California Public Power Authority,
    5,000     Palo Verde Ser A (AMBAC) (ETM)......................................   5.00        07/01/15     4,604,250
    5,250     Transmission Refg Ser 1988 A (FGIC) (ETM)...........................   0.00        07/01/06     3,808,455
    9,000   Puerto Rico Electric Power Authority, Power Ser X.....................   6.125       07/01/05+    9,763,830
                                                                                                           ------------
 --------
                                                                                                            102,542,813
   95,650
                                                                                                           ------------
 --------
  770,115   TOTAL CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS (IDENTIFIED COST $732,207,328)...................   725,821,333
                                                                                                           ------------
 --------

            SHORT-TERM CALIFORNIA TAX-EXEMPT MUNICIPAL OBLIGATIONS (6.1%)
   13,000   California Health Facilities Financing Authority, Adventist Health
              West 1998 Ser B (MBIA) (Demand 01/03/00)............................   4.25*       09/01/28    13,000,000
   14,000   California Pollution Control Financing Authority, Pacific Gas &
              Electric Co Ser 1996 D (Demand 01/03/00)............................   4.40*       11/01/26    14,000,000
    3,500   California Statewide Communities Development Authority, John Muir/
              Mt Diablo Health COPs (AMBAC) (Demand 01/03/00).....................   4.25*       08/15/27     3,500,000

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

PRINCIPAL
AMOUNT IN                                                                             COUPON     MATURITY
THOUSANDS                                                                              RATE       DATE        VALUE
-----------------------------------------------------------------------------------------------------------------------
 $ 17,000   Newport Beach, Hoag Memorial Hospital/Presbyterian Ser 1992
              (Demand 01/03/00)...................................................   4.40*%      10/01/22  $ 17,000,000
                                                                                                           ------------
 --------

   47,500   TOTAL SHORT-TERM CALIFORNIA TAX-EXEMPT MUNICIPAL OBLIGATIONS
----------  (IDENTIFIED COST $47,500,000)................................................................
                                                                                                             47,500,000
                                                                                                           ------------

$817,615    TOTAL INVESTMENTS (IDENTIFIED COST $779,707,328) (A)......................................... 98.9%    773,321,333
--------
--------

            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES.............................................    1.1       8,600,291
                                                                                                         -----   -------------

            NET ASSETS.................................................................................  100.0%  $ 781,921,624
                                                                                                         -----   -------------
                                                                                                         -----   -------------

---------------------

   AMT      Alternative Minimum Tax.
   COPs     Certificates of Participation.
   ETM      Escrowed to maturity.
    +       Prerefunded to call date shown.
    *       Current coupon of variable rate demand obligation.
   (a)      The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $22,689,340 and the aggregate gross unrealized depreciation is $29,075,335, resulting in net unrealized depreciation of $6,385,995.

BOND INSURANCE:
  AMBAC     AMBAC Assurance Corporation.
Connie Lee  Connie Lee Insurance Company - A wholly owned subsidiary of AMBAC
            Assurance Corporation.
   FGIC     Financial Guaranty Insurance Company.
   FSA      Financial Security Assurance Inc.
   MBIA     Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999

ASSETS:
Investments in securities, at value
  (identified cost $779,707,328)..............................................................  $773,321,333
Cash..........................................................................................       197,826
Receivable for:
    Interest..................................................................................    11,351,714
    Investments sold..........................................................................        61,148
    Shares of beneficial interest sold........................................................        33,311
Prepaid expenses and other assets.............................................................        28,688
                                                                                                ------------
     TOTAL ASSETS.............................................................................   784,994,020
                                                                                                ------------
LIABILITIES:
Payable for:
    Dividends and distributions to shareholders...............................................     1,813,265
    Plan of distribution fee..................................................................       499,241
    Investment management fee.................................................................       362,927
    Shares of beneficial interest repurchased.................................................       288,364
Accrued expenses and other payables...........................................................       108,599
                                                                                                ------------
     TOTAL LIABILITIES........................................................................     3,072,396
                                                                                                ------------
     NET ASSETS...............................................................................  $781,921,624
                                                                                                ============
COMPOSITION OF NET ASSETS:
Paid-in-capital...............................................................................  $789,862,172
Net unrealized depreciation...................................................................    (6,385,995)
Accumulated net realized loss.................................................................    (1,554,553)
                                                                                                ------------
     NET ASSETS...............................................................................  $781,921,624
                                                                                                ============
CLASS A SHARES:
Net Assets....................................................................................    $6,252,598
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................       535,720
     NET ASSET VALUE PER SHARE................................................................        $11.67
                                                                                                ============

     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 4.44% OF NET ASSET VALUE)........................................        $12.19
                                                                                                ============
CLASS B SHARES:
Net Assets....................................................................................  $761,548,098
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................    64,904,124
     NET ASSET VALUE PER SHARE................................................................        $11.73
                                                                                                ============
CLASS C SHARES:
Net Assets....................................................................................   $13,099,494
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................     1,116,289
     NET ASSET VALUE PER SHARE................................................................        $11.73
                                                                                                ============
CLASS D SHARES:
Net Assets....................................................................................    $1,021,434
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................        87,245
     NET ASSET VALUE PER SHARE................................................................        $11.71
                                                                                                ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999

NET INVESTMENT INCOME:

INTEREST INCOME...............................................................................  $ 47,166,010
                                                                                                ------------

EXPENSES
Plan of distribution fee (Class A shares).....................................................        11,519
Plan of distribution fee (Class B shares).....................................................     6,314,572
Plan of distribution fee (Class C shares).....................................................        91,541
Investment management fee.....................................................................     4,616,624
Transfer agent fees and expenses..............................................................       219,286
Professional fees.............................................................................        78,760
Shareholder reports and notices...............................................................        70,014
Custodian fees................................................................................        34,863
Trustees' fees and expenses...................................................................        18,620
Registration fees.............................................................................         7,565
Other.........................................................................................        22,879
                                                                                                ------------

     TOTAL EXPENSES...........................................................................    11,486,243
Less: expense offset..........................................................................       (34,780)
Less: plan of distribution fee rebate (Class B shares)........................................    (3,599,718)
                                                                                                ------------

     NET EXPENSES.............................................................................     7,851,745
                                                                                                ------------

     NET INVESTMENT INCOME....................................................................    39,314,265
                                                                                                ------------

NET REALIZED AND UNREALIZED LOSS:
Net realized loss.............................................................................    (1,554,488)
Net change in unrealized appreciation.........................................................   (71,987,904)
                                                                                                ------------

     NET LOSS.................................................................................   (73,542,392)
                                                                                                ------------

NET DECREASE..................................................................................  $(34,228,127)
                                                                                                ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                          FOR THE YEAR       FOR THE YEAR
                                                                              ENDED              ENDED
                                                                        DECEMBER 31, 1999  DECEMBER 31, 1998
------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.................................................    $ 39,314,265       $ 40,654,874
Net realized gain (loss)..............................................      (1,554,488)        17,556,128
Net change in unrealized appreciation.................................     (71,987,904)        (8,093,340)
                                                                          ------------       ------------

     NET INCREASE (DECREASE)..........................................     (34,228,127)        50,117,662
                                                                          ------------       ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class A shares....................................................        (277,350)          (113,998)
    Class B shares....................................................     (38,495,780)       (40,239,955)
    Class C shares....................................................        (503,645)          (287,533)
    Class D shares....................................................         (37,490)           (13,388)
Net realized gain
    Class A shares....................................................          (8,850)           (69,921)
    Class B shares....................................................      (1,176,642)       (16,702,217)
    Class C shares....................................................         (18,511)          (181,009)
    Class D shares....................................................          (1,125)           (10,153)
                                                                          ------------       ------------

     TOTAL DIVIDENDS AND DISTRIBUTIONS................................     (40,519,393)       (57,618,174)
                                                                          ------------       ------------
Net decrease from transactions in shares of
  beneficial interest.................................................     (54,206,044)          (928,349)
                                                                          ------------       ------------

     NET DECREASE.....................................................    (128,953,564)        (8,428,861)

NET ASSETS:
Beginning of period...................................................     910,875,188        919,304,049
                                                                          ------------       ------------

     END OF PERIOD....................................................    $781,921,624       $910,875,188
                                                                          ============       ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1999

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter California Tax-Free Income Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal and California income tax, consistent with the preservation of capital. The Fund was organized as a Massachusetts business trust on April 9, 1984 and commenced operations on July 11, 1984. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued for the Fund by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the Fund's portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The Fund's portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1999, CONTINUED

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.55% to the portion of daily net assets not exceeding
$500 million; 0.525% to the portion of daily net assets exceeding $500 million but not exceeding

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1999, CONTINUED

$750 million; 0.50% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.475% to the portion of daily net assets exceeding $1 billion but not exceeding $1.25 billion; and 0.45% to the portion of daily net assets in excess of $1.25 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.75% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 0.75% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc.

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1999, CONTINUED

("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess expenses as of December 31, 1999.

For the year ended December 31, 1999, the Distributor rebated a portion of the distribution fees paid by the fund on Class B shares in the amount of $3,599,718.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.75% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended December 31, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.19% and 0.75%, respectively.

The Distributor has informed the Fund that for the year ended December 31, 1999, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $714,211 and $6,349, respectively and received $26,238 in front-end sales charges from sales of the Fund's
Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended December 31, 1999 aggregated $41,251,818 and $122,863,713, respectively.

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1999, CONTINUED

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At December 31, 1999, the Fund had transfer agent fees and expenses payable of approximately $6,900.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended December 31, 1999 included in Trustees' fees and expenses in the Statement of Operations amounted to $5,902. At December 31, 1999, the Fund had an accrued pension liability of $52,766 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS

At December 31, 1999, the Fund had a net capital loss carryover of approximately $813,000 which will be available through December 31, 2007 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $741,000 during fiscal 1999.

6. SUBSEQUENT EVENT

On January 26, 2000, the Board of Trustees of the Fund and of Morgan Stanley Dean Witter Multi-State Municipal Series Trust -- California
Series ("California Series") approved a reorganization plan ("the Plan") whereby California Series would be merged into the Fund. The Plan is subject to the consent of California Series' shareholders. If approved, the assets of California Series would be combined with the assets of the Fund and shareholders of California Series would become Class D shareholders of the Fund, receiving Class D shares of the Fund equal to the value of their holdings in California Series.

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1999, CONTINUED

7. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                          FOR THE YEAR                 FOR THE YEAR
                                                                              ENDED                       ENDED
                                                                        DECEMBER 31, 1999           DECEMBER 31, 1998
                                                                   ---------------------------  --------------------------
                                                                     SHARES         AMOUNT        SHARES        AMOUNT
                                                                   -----------  --------------  -----------  -------------
CLASS A SHARES
Sold.............................................................      926,566  $   11,343,045      278,438  $   3,615,711
Reinvestment of dividends and distributions......................       11,792         142,937        4,755         60,900
Redeemed.........................................................     (699,644)     (8,463,085)     (77,317)    (1,003,589)
                                                                   -----------  --------------  -----------  -------------
Net increase - Class A...........................................      238,714       3,022,897      205,876      2,673,022
                                                                   -----------  --------------  -----------  -------------
CLASS B SHARES
Sold.............................................................    5,551,229      68,931,047    7,164,773     93,003,382
Reinvestment of dividends and distributions......................    1,629,078      20,067,143    2,410,233     31,062,347
Redeemed.........................................................  (12,258,765)   (151,099,720) (10,377,338)  (134,515,057)
                                                                   -----------  --------------  -----------  -------------
Net decrease - Class B...........................................   (5,078,458)    (62,101,530)    (802,332)   (10,449,328)
                                                                   -----------  --------------  -----------  -------------
CLASS C SHARES
Sold.............................................................      849,916      10,411,727      503,894      6,520,311
Reinvestment of dividends and distributions......................       33,209         407,782       29,925        385,668
Redeemed.........................................................     (535,813)     (6,487,818)     (44,199)      (576,331)
                                                                   -----------  --------------  -----------  -------------
Net increase - Class C...........................................      347,312       4,331,691      489,620      6,329,648
                                                                   -----------  --------------  -----------  -------------
CLASS D SHARES
Sold.............................................................       47,799         586,296       39,412        512,790
Reinvestment of dividends and distributions......................          450           5,466          431          5,519
Redeemed.........................................................       (4,315)        (50,864)          --             --
                                                                   -----------  --------------  -----------  -------------
Net increase - Class D...........................................       43,934         540,898       39,843        518,309
                                                                   -----------  --------------  -----------  -------------
Net decrease in Fund.............................................   (4,448,498) $  (54,206,044)     (66,993) $    (928,349)
                                                                   ===========  ==============  ===========  =============

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                 FOR THE PERIOD
                                                                          FOR THE YEAR        FOR THE YEAR       JULY 28, 1997*
                                                                             ENDED               ENDED              THROUGH
                                                                       DECEMBER 31, 1999   DECEMBER 31, 1998   DECEMBER 31, 1997
---------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period.................................        $12.75              $12.89              $12.80
                                                                             ------              ------              ------

Income (loss) from investment operations:
   Net investment income.............................................          0.58                0.59                0.27
   Net realized and unrealized gain (loss)...........................         (1.06)               0.10                0.09
                                                                             ------              ------              ------

Total income (loss) from investment operations.......................         (0.48)               0.69                0.36
                                                                             ------              ------              ------

Less dividends and distributions from:
   Net investment income.............................................         (0.58)              (0.59)              (0.27)
   Net realized gain.................................................         (0.02)              (0.24)            --
                                                                             ------              ------              ------

Total dividends and distributions....................................         (0.60)              (0.83)              (0.27)
                                                                             ------              ------              ------

Net asset value, end of period.......................................        $11.67              $12.75              $12.89
                                                                             ======              ======              ======

TOTAL RETURN+........................................................         (3.91)%              5.50%               2.82%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses.............................................................          0.78 %(3)(4)         0.83%(3)           0.78%(2)

Net investment income................................................          4.70 %(3)           4.58%(3)            4.47%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands..............................        $6,253              $3,788              $1,175

Portfolio turnover rate..............................................             5 %                20%                 15%

---------------------

 *   The date shares were first issued.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)  Does not reflect the effect of expense offset of 0.01%.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                        FOR THE YEAR ENDED DECEMBER 31,
                                                --------------------------------------------------------------------------------
                                                     1999                   1998            1997*         1996           1995
--------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period..........     $  12.81             $      12.92       $ 12.57      $   12.92      $   11.87
                                                   --------             ------------       -------      ---------      ---------

Income (loss) from investment operations:
   Net investment income......................         0.57                     0.58          0.57           0.58           0.61
   Net realized and unrealized gain (loss)....        (1.06)                    0.13          0.35          (0.21)          1.13
                                                   --------             ------------       -------      ---------      ---------

Total income (loss) from investment
 operations...................................        (0.49)                    0.71          0.92           0.37           1.74
                                                   --------             ------------       -------      ---------      ---------

Less dividends and distributions from:
   Net investment income......................        (0.57)                   (0.58)        (0.57)         (0.58)         (0.61)
   Net realized gain..........................        (0.02)                   (0.24)        --             (0.14)         (0.08)
                                                   --------             ------------       -------      ---------      ---------

Total dividends and distributions.............        (0.59)                   (0.82)        (0.57)         (0.72)         (0.69)
                                                   --------             ------------       -------      ---------      ---------

Net asset value, end of period................     $  11.73             $      12.81       $ 12.92      $   12.57      $   12.92
                                                   ========             ============       =======      =========      =========

TOTAL RETURN+.................................        (3.99)%                   5.63%         7.51%          3.13%         14.96%

RATIOS TO AVERAGE NET ASSETS:
Expenses......................................         0.91%(1)(2)(3)           0.95%(2)(3)    1.33%         1.32%(1)       1.33%

Net investment income.........................         4.57%(2)(3)              4.46%(2)(3)    4.51%         4.66%          4.90%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.......     $761,548                 $896,685       $914,474      $975,702      $1,054,881

Portfolio turnover rate.......................            5%                      20%           15%            11%            23%

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Does not reflect the effect of expense offset of 0.01%.
(2) Reflects overall Fund ratios for investment income and non-class specific expenses.
(3) If the Distributor had not rebated a portion of its fees to the Fund, the expense and net investment income ratios would have been 1.34% and 4.14%, respectively, for the year ended December 31, 1999 and 1.33% and 4.08%, respectively, for the year ended December 31, 1998.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                                 FOR THE PERIOD
                                                                          FOR THE YEAR        FOR THE YEAR       JULY 28, 1997*
                                                                             ENDED               ENDED              THROUGH
                                                                       DECEMBER 31, 1999   DECEMBER 31, 1998   DECEMBER 31, 1997
---------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period.................................       $ 12.81              $12.92              $12.80
                                                                            -------              ------              ------

Income (loss) from investment operations:
   Net investment income.............................................          0.51                0.53                0.23
   Net realized and unrealized gain (loss)...........................         (1.06)               0.13                0.12
                                                                            -------              ------              ------

Total income (loss) from investment operations.......................         (0.55)               0.66                0.35
                                                                            -------              ------              ------

Less dividends and distributions from:
   Net investment income.............................................         (0.51)              (0.53)              (0.23)
   Net realized gain.................................................         (0.02)              (0.24)            --
                                                                            -------              ------              ------

Total dividends and distributions....................................         (0.53)              (0.77)              (0.23)
                                                                            -------              ------              ------

Net asset value, end of period.......................................       $ 11.73              $12.81              $12.92
                                                                            =======              ======              ======

TOTAL RETURN+........................................................         (4.41)%              5.22%               2.80%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses.............................................................          1.34%(3)(4)         1.33%(3)            1.31%(2)

Net investment income................................................          4.14%(3)            4.08%(3)            4.24%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands..............................       $13,099              $9,849              $3,610

Portfolio turnover rate..............................................             5%                 20%                 15%

---------------------

 *   The date shares were first issued.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)  Does not reflect the effect of expense offset of 0.01%.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                                 FOR THE PERIOD
                                                                          FOR THE YEAR        FOR THE YEAR       JULY 28, 1997*
                                                                             ENDED               ENDED              THROUGH
                                                                       DECEMBER 31, 1999   DECEMBER 31, 1998   DECEMBER 31, 1997
---------------------------------------------------------------------------------------------------------------------------------
CLASS D SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period.................................        $12.78              $12.92              $12.80
                                                                             ------              ------              ------

Income (loss) from investment operations:
   Net investment income.............................................          0.60                0.63                0.28
   Net realized and unrealized gain (loss)...........................         (1.05)               0.10                0.12
                                                                             ------              ------              ------

Total income (loss) from investment operations.......................         (0.45)               0.73                0.40
                                                                             ------              ------              ------

Less dividends and distributions from:
   Net investment income.............................................         (0.60)              (0.63)              (0.28)
   Net realized gain.................................................         (0.02)              (0.24)            --
                                                                             ------              ------              ------

Total dividends and distributions....................................         (0.62)              (0.87)              (0.28)
                                                                             ------              ------              ------

Net asset value, end of period.......................................        $11.71              $12.78              $12.92
                                                                             ======              ======              ======

TOTAL RETURN+........................................................         (3.63)%              5.77%               3.18%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses.............................................................          0.59%(3)(4)         0.58%(3)            0.60%(2)

Net investment income................................................          4.89%(3)            4.83%(3)            5.34%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands..............................        $1,021                $554                 $45

Portfolio turnover rate..............................................             5%                 20%                 15%

---------------------

 *   The date shares were first issued.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)  Does not reflect the effect of expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE
INCOME FUND
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter California Tax-Free Income Fund (the "Fund") at December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
FEBRUARY 7, 2000

                      1999 FEDERAL TAX NOTICE (UNAUDITED)

       During the year ended December 31, 1999, the Fund paid the following per share amounts from tax-exempt income: $0.58 to Class A shareholders, $0.57 to Class B shareholders, $0.51 to Class C shareholders and $0.60 to Class D shareholders.

       For the year ended December 31, 1999 the Fund paid long-term capital gains of $0.02 per share to Class A, B, C and D shareholders.

                 (This page has been left blank intentionally.)

MORGAN STANLEY
DEAN WITTER
CALIFORNIA
TAX-FREE
INCOME FUND

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer
Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel                  [COVER PHOTO]

James F. Willison
Vice President

Joseph R. Arcieri
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

ANNUAL REPORT
DECEMBER 31, 1999


This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

--------------------------------------------------------------------------------

                                              PROSPECTUS - FEBRUARY 25, 2000
--------------------------------------------------------------------------------


MORGAN STANLEY DEAN WITTER

              ----------------------------------------------------------------


                                             MULTI-STATE MUNICIPAL SERIES TRUST
                                    Consisting of ten separate fund portfolios:
                                                                 Arizona Series
                                                              California Series
                                                                 Florida Series
                                                           Massachusetts Series
                                                                Michigan Series
                                                               Minnesota Series
                                                              New Jersey Series
                                                                New York Series
                                                                    Ohio Series
                                                            Pennsylvania Series











                                       EACH SERIES SEEKS TO PROVIDE A HIGH LEVEL
                                       OF CURRENT INCOME EXEMPT FROM BOTH
                                       FEDERAL AND DESIGNATED STATE INCOME TAXES
                                       CONSISTENT WITH PRESERVATION OF CAPITAL



  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS


Overview                    .............................................   1
                            The Arizona Series ..........................   2
                            The California Series .......................   6
                            The Florida Series ..........................  10
                            The Massachusetts Series ....................  14
                            The Michigan Series .........................  18
                            The Minnesota Series ........................  22
                            The New Jersey Series .......................  26
                            The New York Series .........................  30
                            The Ohio Series .............................  34
                            The Pennsylvania Series .....................  38
                            Additional Investment Strategy Information ..  42
                            Additional Risk Information .................  43
                            Fund Management .............................  45

Shareholder Information     Pricing Series Shares .......................  46
                            How to Buy Shares ...........................  46
                            How to Exchange Shares ......................  50
                            How to Sell Shares ..........................  52
                            Distributions ...............................  53
                            Tax Consequences ............................  54
Financial Highlights        .............................................  56
Our Family of Funds         .............................. Inside Back Cover

OVERVIEW

Morgan Stanley Dean Witter Multi-State Municipal Series Trust is an open-end, non-diversified mutual fund that consists of ten separate fund portfolios --

Arizona Series
California Series
Florida Series
Massachusetts Series
Michigan Series
Minnesota Series
New Jersey Series
New York Series
Ohio Series
Pennsylvania Series

A Series-by-Series summary begins on the next page. Each summary provides a Series' investment objective, principal investment strategies, principal risks, past performance, and fees and expenses. Morgan Stanley Dean Witter Multi-State Municipal Series Trust is one of Morgan Stanley Dean Witter's Income Funds. This category of mutual fund has the goal of selecting securities to pay out income rather than rise in value.

Shares of each Series are not bank deposits and are not guaranteed or insured by any bank, governmental entity or the FDIC.


Plan of Reorganization. On January 26, 2000, the Board of Trustees of the Fund approved Agreements and Plans of Reorganization by and between certain of the Fund's Series (each, a "merging Series") and certain other Morgan Stanley Dean Witter Funds (each, an "acquiring Fund"), pursuant to which substantially all of the assets of each merging Series would be combined with those of the acquiring Fund and shareholders of the merging Series would become shareholders of the acquiring Fund receiving Class D shares of the acquiring Fund equal to the value of their holdings in the merging Series (each, a "Reorganization"). The California Series would be merged with Morgan Stanley Dean Witter California Tax-Free Income Fund and the New York Series would be merged with Morgan Stanley Dean Witter New York Tax-Free Income Fund. Each of the Massachusetts Series, Michigan Series, Minnesota Series and Ohio Series would be merged with Morgan Stanley Dean Witter Tax Exempt Securities Trust. If these four mergers are consummated, shareholders of the four merging Series would become shareholders of a national tax-exempt Fund which only seeks to invest in municipal obligations exempt from federal income tax, and not state tax.

Each Reorganization is subject to the approval of shareholders of the applicable merging Series at a special meeting of shareholders scheduled to be held on June 22, 2000. A proxy statement formally detailing the proposal, the reasons for the Trustees' action and information concerning the acquiring Fund will be distributed to shareholders of each merging Series.

THE ARIZONA SERIES

[GRAPHIC OMITTED]

INVESTMENT OBJECTIVE
--------------------

The Arizona Series seeks to provide a high level of current income exempt from both federal and Arizona state income taxes consistent with preservation of capital.

(sidebar)
INCOME
An investment objective having the goal of selecting securities to pay out income rather than rise in price.
(end sidebar)


[GRAPHIC OMITTED]

PRINCIPAL INVESTMENT STRATEGY
-----------------------------


The Arizona Series will invest at least 80% of its total assets in securities that pay interest normally exempt from federal and Arizona state income taxes. The Arizona Series' "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., generally invests in investment grade, Arizona municipal obligations and obligations of U.S. Governmental territories such as Puerto Rico. The municipal obligations may only be rated investment grade by Moody's Investors Service or Standard & Poor's Corporation or Fitch Investors Services, LP or, if unrated, judged to be of comparable quality by the Investment Manager at the time of purchase. There are no maturity limitations on the Arizona Series' portfolio securities.

The Arizona Series may invest up to 10% of its assets in inverse floating rate municipal obligations. The interest rates on these obligations generally move in the reverse direction of market interest rates. If market interest rates fall, the interest rate on the obligations will increase and if market interest rates increase, the interest rate on the obligations will fall.

The Arizona Series may invest any amount of its assets in securities that pay interest income subject to the federal "alternative minimum tax," and some taxpayers may have to pay tax on an Arizona Series distribution of this income. The Arizona Series therefore may not be a suitable investment for these investors. See the "Tax Consequences" section for more details.


The Arizona Series may take temporary "defensive" positions in attempting to respond to adverse market conditions. The Arizona Series may invest any amount of its assets in taxable money market instruments or in the highest grade municipal obligations issued in other states when the Investment Manager believes it is advisable to do so because of a defensive posture. Municipal obligations of other states pay interest that is normally exempt from federal income tax but not from Arizona income taxes. Defensive investing could have the effect of reducing the Arizona Series' ability to provide tax exempt income or otherwise meet its investment objective.


In addition to the securities described above, the Arizona Series may also invest in private activity bonds and lease obligations.

[GRAPHIC OMITTED]

PRINCIPAL RISKS
---------------

There is no assurance that the Arizona Series will achieve its investment objective. The Series share price and yield will fluctuate with changes in the market value of the Series portfolio securities. When you sell shares of this Series, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Series.


Credit and Interest Rate Risks. A principal risk of investing in the Arizona Series is associated with its municipal investments, particularly its concentration in municipal obligations of a single state. Municipal obligations, as with all debt securities, are subject to two types of risks: credit risk and interest rate risk. The "Additional Risk Information" section contains a general discussion of credit and interest rate risks.

Unlike most fixed-income funds, the Arizona Series is subject to the added credit risk of concentrating its investments in a single state -- Arizona -- and its municipalities. Because the Arizona Series concentrates its investments in securities issued by Arizona state and local governments and government authorities, the Arizona Series will be significantly affected by the political, economic and regulatory developments concerning those issuers. Should any difficulties develop concerning Arizona issuers ability to pay principal and/or interest on their debt obligations, the Series' value and yield could be adversely affected.


The Arizona Series is not limited as to the maturities of the securities in which it may invest. Thus, a rise in the general level of interest rates may cause the price of the Arizona Series' portfolio securities, and the Arizona Series' share price, to fall substantially. A table in the "Additional Risk Information" section shows how interest rates affect bonds.

The performance of the Arizona Series will depend on whether the Arizona Series is successful in pursuing its investment strategy. The Arizona Series is also subject to other risk from its permissible investments including the risk associated with inverse floating rate municipal obligations; private activity bonds and lease obligations. For more information about the risks of the Arizona Series' investments, see the "Additional Risk Information" section.

Shares of the Series are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

[GRAPHIC OMITTED]

PAST PERFORMANCE
----------------

The bar chart and table below provide some indication of the Arizona Series' performance history. The Arizona Series' past performance does not indicate how the Arizona Series will perform in the future.


(sidebar)
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Arizona Series' shares has varied from year to year over the past 8 calendar years.
(end sidebar)


                     ANNUAL TOTAL RETURNS -- CALENDAR YEARS

         1992     '93     '94     '95     '96     '97     '98     '99
         ----     ---     ---     ---     ---     ---     ---     ---
        10.08%   12.24%  -6.58%  17.31%  2.92%   7.56%   5.39%   -3.18%


The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown.

During the periods shown in the bar chart, the highest return for a calendar quarter was 7.20% (quarter ended March 31, 1995) and the lowest return for a calendar quarter was -6.43% (quarter ended March 31, 1994).

(sidebar)
AVERAGE ANNUAL TOTAL RETURNS
This table compares the Arizona Series' average annual returns with those of a broad measure of market performance over time. The Arizona Series' returns include the maximum applicable front-end sales charge.
(end sidebar)



AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)
--------------------------------------------------------------------------------
                                                                  LIFE OF SERIES
                                 PAST 1 YEAR     PAST 5 YEARS    (SINCE 4/30/91)
--------------------------------------------------------------------------------
Arizona Series                       -7.05%         4.93%            5.48%
--------------------------------------------------------------------------------
Lehman Brothers Municipal Bond
  Index(1)                           -2.06%         6.91%            6.68%(2)
--------------------------------------------------------------------------------


(1) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investors Service, Inc. or Standard & Poor's Corp., respectively. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

(2) For the period April 30, 1991 to December 31, 1999.

[GRAPHIC OMITTED]

FEES AND EXPENSES
-----------------

The table below briefly describes the Arizona Series' fees and expenses that you may pay if you buy and hold shares of the Arizona Series. The Arizona Series does not charge account or exchange fees.

(sidebar)
SHAREHOLDER FEES
These fees are paid directly from your investment.
(end sidebar)

(sidebar)
ANNUAL FUND OPERATING EXPENSES
These expenses are deducted from the Arizona Series' assets and are based on expenses paid for the fiscal year ended November 30, 1999.
(end sidebar)


  SHAREHOLDER FEES
------------------------------------------------------------------------
  Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                                   4.0%
------------------------------------------------------------------------
  Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at
  redemption)                                                     None
------------------------------------------------------------------------
  ANNUAL ARIZONA SERIES OPERATING EXPENSES
------------------------------------------------------------------------
  Management fee                                                 0.35%
------------------------------------------------------------------------
  Distribution and service (12b-1) fees                          0.14%
------------------------------------------------------------------------
  Other expenses                                                 0.17%
------------------------------------------------------------------------
  Total annual Arizona Series operating expenses                 0.66%
------------------------------------------------------------------------


EXAMPLE

This example is intended to help you compare the cost of investing in the Arizona Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Arizona Series, your investment has a 5% return each year, and the Arizona Series' operating expenses remain the same. Although your actual costs may be higher or lower, the tables below show your costs at the end of each period based on these assumptions.


                                 EXPENSES OVER TIME:
                    -------------------------------------------
                    1 YEAR     3 YEARS     5 YEARS     10 YEARS
                    -------------------------------------------
                     $465        $603        $753       $1,190
                    -------------------------------------------

THE CALIFORNIA SERIES

[GRAPHIC OMITTED]

INVESTMENT OBJECTIVE
--------------------

The California Series seeks to provide a high level of current income exempt from both federal and California state income taxes consistent with preservation of capital.

(sidebar)
INCOME
An investment objective having the goal of selecting securities to pay out income rather than rise in price.
(end sidebar)


[GRAPHIC OMITTED]


PRINCIPAL INVESTMENT STRATEGY
-----------------------------

The California Series will invest at least 80% of its total assets in securities that pay interest normally exempt from federal and California state income taxes. The California Series' "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., generally invests in investment grade, California municipal obligations and obligations of U.S. Governmental territories such as Puerto Rico. The municipal obligations may only be rated investment grade by Moody's Investors Service or Standard & Poor's Corporation or Fitch Investors Services, LP or, if unrated, judged to be of comparable quality by the Investment Manager at the time of purchase. There are no maturity limitations on the California Series' portfolio securities.

The California Series may invest up to 10% of its assets in inverse floating rate municipal obligations. The interest rates on these obligations generally move in the reverse direction of market interest rates. If market interest rates fall, the interest rate on the obligations will increase and if market interest rates increase, the interest rate on the obligations will fall.

The California Series may invest any amount of its assets in securities that pay interest income subject to the federal "alternative minimum tax," and some taxpayers may have to pay tax on a California Series distribution of this income. The California Series therefore may not be a suitable investment for these investors. See the "Tax Consequences" section for more details.


The California Series may take temporary "defensive" positions in attempting to respond to adverse market conditions. The California Series may invest any amount of its assets in taxable money market instruments or in the highest grade municipal obligations issued in other states when the Investment Manager believes it is advisable to do so because of a defensive posture. Municipal obligations of other states pay interest that is normally exempt from federal income tax but not from California income taxes. Defensive investing could have the effect of reducing the California Series' ability to provide tax exempt income or otherwise meet its investment objective.


In addition to the securities described above, the California Series may also invest in private activity bonds and lease obligations.

[GRAPHIC OMITTED]

PRINCIPAL RISKS
---------------

There is no assurance that the California Series will achieve its investment objective. The Series share price and yield will fluctuate with changes in the market value of the Series portfolio securities. When you sell shares of this Series, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Series.


Credit and Interest Rate Risks. A principal risk of investing in the California Series is associated with its municipal investments, particularly its concentration in municipal obligations of a single state. Municipal obligations, as with all debt securities, are subject to two types of risks: credit risk and interest rate risk. The "Additional Risk Information" section contains a general discussion of credit and interest rate risks.

Unlike most fixed-income funds, the California Series is subject to the added credit risk of concentrating its investments in a single state -- California -- and its municipalities. Because the California Series concentrates its investments in securities issued by California state and local governments and government authorities, the California Series will be significantly affected by the political, economic and regulatory developments concerning those issuers. Should any difficulties develop concerning California issuers ability to pay principal and/or interest on their debt obligations, the Series' value and yield could be adversely affected.


The California Series is not limited as to the maturities of the securities in which it may invest. Thus, a rise in the general level of interest rates may cause the price of the California Series' portfolio securities, and the California Series' share price, to fall substantially. A table in the "Additional Risk Information" section shows how interest rates affect bonds.

The performance of the California Series will depend on whether the California Series is successful in pursuing its investment strategy. The California Series is also subject to other risk from its permissible investments including the risk associated with inverse floating rate municipal obligations, private activity bonds and lease obligations. For more information about the California Series' investments, see the "Additional Risk Information" section.

Shares of the Series are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

[GRAPHIC OMITTED]


PAST PERFORMANCE
----------------

The bar chart and table below provide some indication of the California Series' performance history. The California Series' past performance does not indicate how the California Series will perform in the future.

(sidebar)
ANNUAL TOTAL RETURNS
This chart shows how the performance of the California Series' shares has varied from year to year over the past 8 calendar years.
(end sidebar)


                     ANNUAL TOTAL RETURNS -- CALENDAR YEARS

         1992     '93     '94     '95     '96     '97     '98     '99
         ----     ---     ---     ---     ---     ---     ---     ---
         9.18%   13.77%  -8.53%  19.25%   4.75%   8.43%   6.03%  -3.82%


The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown.



During the periods shown in the bar chart, the highest return for a calendar quarter was 8.46% (quarter ended March 31, 1995) and the lowest return for a calendar quarter was -7.10% (quarter ended March 31, 1994).

(sidebar)
AVERAGE ANNUAL TOTAL RETURNS
This table compares the California Series' average annual returns with those of a broad measure of market performance over time. The California Series' returns include the maximum applicable front-end sales charge.
(end sidebar)



AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)
--------------------------------------------------------------------------------
                                                                  LIFE OF SERIES
                                PAST 1 YEAR     PAST 5 YEARS     (SINCE 1/15/91)
--------------------------------------------------------------------------------
California Series                  -7.67%         5.80%              6.11%
--------------------------------------------------------------------------------
Lehman Brothers Municipal Bond
  Index(1)                         -2.06%         6.91%              6.75%(2)
--------------------------------------------------------------------------------



(1) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investors Service, Inc. or Standard & Poor's Corp., respectively. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

(2) For the period January 31, 1991 to December 31, 1999.

[GRAPHIC OMITTED]

FEES AND EXPENSES
-----------------

The table below briefly describes the California Series' fees and expenses that you may pay if you buy and hold shares of the California Series. The California Series does not charge account or exchange fees.

(sidebar)
SHAREHOLDER FEES
These fees are paid directly from your investment.
(end sidebar)


(sidebar)
ANNUAL FUND OPERATING EXPENSES
These expenses are deducted from the California Series' assets and are based on expenses paid for the fiscal year ended November 30, 1999.
(end sidebar)



  SHAREHOLDER FEES
  --------------------------------------------------------------------
  Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                                   4.0%
  --------------------------------------------------------------------
  Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at
  redemption)                                                     None
  --------------------------------------------------------------------
  ANNUAL CALIFORNIA SERIES OPERATING EXPENSES
  --------------------------------------------------------------------
  Management fee                                                 0.35%
  --------------------------------------------------------------------
  Distribution and service (12b-1) fees                          0.15%
  --------------------------------------------------------------------
  Other expenses                                                 0.11%
  --------------------------------------------------------------------
  Total annual California Series operating expenses              0.61%
  --------------------------------------------------------------------


EXAMPLE

This example is intended to help you compare the cost of investing in the California Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the California Series, your investment has a 5% return each year, and the California Series' operating expenses remain the same. Although your actual costs may be higher or lower, the tables below show your costs at the end of each period based on these assumptions.


                            EXPENSES OVER TIME:
               -------------------------------------------
               1 YEAR     3 YEARS     5 YEARS     10 YEARS
               -------------------------------------------
                $460       $587        $726        $1,130
               -------------------------------------------

THE FLORIDA SERIES

[GRAPHIC OMITTED]

INVESTMENT OBJECTIVE
--------------------

The Florida Series seeks to provide a high level of current income exempt from both federal income and Florida state taxes consistent with preservation of capital.



[GRAPHIC OMITTED]


PRINCIPAL INVESTMENT STRATEGY
-----------------------------
(sidebar)
INCOME
An investment objective having the goal of selecting securities to pay out income rather than rise in price.
(end sidebar)

The Florida Series will invest at least 80% of its total assets in securities that pay interest normally exempt from federal and the Florida state intangible tax. (Florida presently does not impose an income tax on individuals.) The Florida Series' "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., generally invests in investment grade, Florida municipal obligations and obligations of U.S. Governmental territories such as Puerto Rico. The municipal obligations may only be rated investment grade by Moody's Investors Service or Standard & Poor's Corporation or Fitch Investors Services, LP or, if unrated, judged to be of comparable quality by the Investment Manager at the time of purchase. There are no maturity limitations on the Florida Series' portfolio securities.

The Florida Series may invest up to 10% of its assets in inverse floating rate municipal obligations. The interest rates on these obligations generally move in the reverse direction of market interest rates. If market interest rates fall, the interest rate on the obligations will increase and if market interest rates increase, the interest rate on the obligations will fall.

The Florida Series may invest any amount of its assets in securities that pay interest income subject to the federal "alternative minimum tax," and some taxpayers may have to pay tax on a Florida Series distribution of this income. The Florida Series therefore may not be a suitable investment for these investors. See the "Tax Consequences" section for more details. The Florida Series may take temporary "defensive" positions in attempting to respond to adverse market conditions. The Florida Series may invest any amount of its assets in taxable money market instruments or in the highest grade municipal obligations issued in other states when the Investment Manager believes it is advisable to do so because of a defensive posture. Municipal obligations of other states pay interest that is normally exempt from federal income tax but not from the Florida intangible tax. Defensive investing could have the effect of reducing the Florida Series' ability to provide tax exempt income or otherwise meet its investment objective.

In addition to the securities described above, the Florida Series may also invest in private activity bonds and lease obligations.

[GRAPHIC OMITTED]

PRINCIPAL RISKS
---------------

There is no assurance that the Florida Series will achieve its investment objective. The Series share price and yield will fluctuate with changes in the market value of the Series portfolio securities. When you sell shares of this Series, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Series.


Credit and Interest Rate Risks. A principal risk of investing in the Florida Series is associated with its municipal investments, particularly its concentration in municipal obligations of a single state. Municipal obligations, as with all debt securities, are subject to two types of risks: credit risk and interest rate risk. The "Additional Risk Information" section contains a general discussion of credit and interest rate risks.

Unlike most fixed-income funds, the Florida Series is subject to the added credit risk of concentrating its investments in a single state -- Florida -- and its municipalities. Because the Florida Series concentrates its investments in securities issued by Florida state and local governments and government authorities, the Florida Series will be significantly affected by the political, economic and regulatory developments concerning those issuers. Should any difficulties develop concerning Florida issuers ability to pay principal and/or interest on their debt obligations, the Series' value and yield could be adversely affected.


The Florida Series is not limited as to the maturities of the securities in which it may invest. Thus, a rise in the general level of interest rates may cause the price of the Florida Series' portfolio securities, and the Florida Series' share price, to fall substantially. A table in the "Additional Risk Information" section shows how interest rates affect bonds.

The performance of the Florida Series will depend on whether the Florida Series is successful in pursuing its investment strategy. The Florida Series is also subject to other risk from its permissible investments including the risk associated with inverse floating rate municipal obligations, private activity bonds and lease obligations. For more information about the risks of the Florida Series' investments, see the "Additional Risk Information" section.

Shares of the Series are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

[GRAPHIC OMITTED]

PAST PERFORMANCE
----------------

The bar chart and table below provide some indication of the Florida Series' performance history. The Florida Series' past performance does not indicate how the Florida Series will perform in the future.

(sidebar)
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Florida Series' shares has varied from year to year over the past 8 calendar years.
(end sidebar)

                     ANNUAL TOTAL RETURNS -- CALENDAR YEARS

         1992     '93     '94     '95     '96     '97     '98     '99
         ----     ---     ---     ---     ---     ---     ---     ---
         9.98%   13.05%  -6.23%  17.36%   3.18%   8.35%   5.82%  -3.31%

The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown.


During the periods shown in the bar chart, the highest return for a calendar quarter was 7.08% (quarter ended March 31, 1995) and the lowest return for a calendar quarter was -6.47% (quarter ended March 31, 1994).

(sidebar)
AVERAGE ANNUAL TOTAL RETURNS
This table compares the Florida Series' average annual returns with those of a broad measure of market performance over time. The Florida Series' returns include the maximum applicable front-end sales charge.
(end sidebar)



AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)
--------------------------------------------------------------------------------
                                                                  LIFE OF SERIES
                                PAST 1 YEAR     PAST 5 YEARS     (SINCE 1/15/91)
--------------------------------------------------------------------------------
Florida Series                     -7.18%          5.21%             5.91%
--------------------------------------------------------------------------------
Lehman Brothers Municipal Bond
  Index(1)                         -2.06%          6.91%             6.75%(2)
--------------------------------------------------------------------------------



(1) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investors Service, Inc. or Standard & Poor's Corp., respectively. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

(2) For the period January 31, 1991 to December 31, 1999.

[GRAPHIC OMITTED]

FEES AND EXPENSES
-----------------

The table below briefly describes the Florida Series' fees and expenses that you may pay if you buy and hold shares of the Florida Series. The Florida Series does not charge account or exchange fees.

(sidebar)
SHAREHOLDER FEES
These fees are paid directly from your investment.
(end sidebar)


(sidebar)
ANNUAL FUND OPERATING EXPENSES
These expenses are deducted from the Florida Series' assets and are based on expenses paid for the fiscal year ended November 30, 1999.
(end sidebar)



  SHAREHOLDER FEES
  --------------------------------------------------------------------
  Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                                   4.0%
  --------------------------------------------------------------------
  Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at
  redemption)                                                     None
  --------------------------------------------------------------------
  ANNUAL FLORIDA SERIES OPERATING EXPENSES
  --------------------------------------------------------------------
  Management fee                                                 0.35%
  --------------------------------------------------------------------
  Distribution and service (12b-1) fees                          0.14%
  --------------------------------------------------------------------
  Other expenses                                                 0.15%
  --------------------------------------------------------------------
  Total annual Florida Series operating expenses                 0.64%
  --------------------------------------------------------------------


EXAMPLE

This example is intended to help you compare the cost of investing in the Florida Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Florida Series, your investment has a 5% return each year, and the Florida Series' operating expenses remain the same. Although your actual costs may be higher or lower, the tables below show your costs at the end of each period based on these assumptions.


                               EXPENSES OVER TIME
                  -------------------------------------------
                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                  -------------------------------------------
                   $462       $596        $741        $1,162
                  -------------------------------------------

THE MASSACHUSETTS SERIES

[GRAPHIC OMITTED]

INVESTMENT OBJECTIVE
--------------------

The Massachusetts Series seeks to provide a high level of current income exempt from both federal and Massachusetts state income taxes consistent with preservation of capital.


[GRAPHIC OMITTED]

PRINCIPAL INVESTMENT STRATEGY
-----------------------------


(sidebar)
INCOME
An investment objective having the goal of selecting securities to pay out income rather than rise in price.
(end sidebar)

The Massachusetts Series will invest at least 80% of its total assets in securities that pay interest normally exempt from federal and Massachusetts state income taxes. The Massachusetts Series' "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., generally invests in investment grade, Massachusetts municipal obligations and obligations of U.S. Governmental territories such as Puerto Rico. The municipal obligations may only be rated investment grade by Moody's Investors Service or Standard & Poor's Corporation or Fitch Investors Services, LP or, if unrated, judged to be of comparable quality by the Investment Manager at the time of purchase. There are no maturity limitations on the Massachusetts Series' portfolio securities.

The Massachusetts Series may invest up to 10% of its assets in inverse floating rate municipal obligations. The interest rates on these obligations generally move in the reverse direction of market interest rates. If market interest rates fall, the interest rate on the obligations will increase and if market interest rates increase, the interest rate on the obligations will fall.

The Massachusetts Series may invest any amount of its assets in securities that pay interest income subject to the federal "alternative minimum tax," and some taxpayers may have to pay tax on a Massachusetts Series distribution of this income. The Massachusetts Series therefore may not be a suitable investment for these investors. See the "Tax Consequences" section for more details.


The Massachusetts Series may take temporary "defensive" positions in attempting to respond to adverse market conditions. The Massachusetts Series may invest any amount of its assets in taxable money market instruments or in the highest grade municipal obligations issued in other states when the Investment Manager believes it is advisable to do so because of a defensive posture. Municipal obligations of other states pay interest that is normally exempt from federal income tax but not from Massachusetts income tax. Defensive investing could have the effect of reducing the Massachusetts Series' ability to provide tax exempt income or otherwise meet its investment objective.


In addition to the securities described above, the Massachusetts Series may also invest in private activity bonds and lease obligations.

[GRAPHIC OMITTED]

PRINCIPAL RISKS
---------------

There is no assurance that the Massachusetts Series will achieve its investment objective. The Series share price and yield will fluctuate with changes in the market value of the Series portfolio securities. When you sell shares of this Series, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Series.


Credit and Interest Rate Risks. A principal risk of investing in the Massachusetts Series is associated with its municipal investments, particularly its concentration in municipal obligations of a single state. Municipal obligations, as with all debt securities, are subject to two types of risks: credit risk and interest rate risk. The "Additional Risk Information" section contains a general discussion of credit and interest rate risks.

Unlike most fixed-income funds, the Massachusetts Series is subject to the added credit risk of concentrating its investments in a single state -- Massachusetts -- and its municipalities. Because the Massachusetts Series concentrates its investments in securities issued by Massachusetts state and local governments and government authorities, the Massachusetts Series will be significantly affected by the political, economic and regulatory developments concerning those issuers. Should any difficulties develop concerning Massachusetts issuers ability to pay principal and/or interest on their debt obligations, the Series' value and yield could be adversely affected.

The Massachusetts Series is not limited as to the maturities of the securities in which it may invest. Thus, a rise in the general level of interest rates may cause the price of the Massachusetts Series' portfolio securities, and the Massachusetts Series' share price, to fall substantially. A table in the "Additional Risk Information" section shows how interest rates affect bonds.

The Massachusetts Series is classified as "non-diversified" and therefore may invest a greater percentage of its assets in the securities of individual issuers than "diversified" mutual funds and a decline in the value of those securities would cause the overall value of the Series to decline to a greater degree.


The performance of the Massachusetts Series will depend on whether the Massachusetts Series is successful in pursuing its investment strategy. The Massachusetts Series is also subject to other risk from its permissible investments including the risk associated with inverse floating rate municipal obligations, private activity bonds and lease obligations. For more information about the risks of the Series' investments, see the "Additional Risk Information" section.

Shares of the Series are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

[GRAPHIC OMITTED]

PAST PERFORMANCE
----------------

The bar chart and table below provide some indication of the Massachusetts Series' performance history. The Massachusetts Series' past performance does not indicate how the Massachusetts Series will perform in the future.

(sidebar)
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Massachusetts Series' shares has varied from year to year over the past 8 calendar years.
(end sidebar)

                     ANNUAL TOTAL RETURNS -- CALENDAR YEARS

         1992     '93     '94     '95     '96     '97     '98     '99
         ----     ---     ---     ---     ---     ---     ---     ---
        10.30%   13.80%  -6.81%  18.31%   3.28%   8.88%   5.52%  -2.87%


The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown.



During the periods shown in the bar chart, the highest return for a calendar quarter was 7.83% (quarter ended March 31, 1995) and the lowest return for a calendar quarter was -6.86% (quarter ended March 31, 1994).

(sidebar)
AVERAGE ANNUAL TOTAL RETURNS
This table compares the Massachusetts Series' average annual returns with those of a broad measure of market performance over time. The Massachusetts Series' returns include the maximum applicable front-end sales charge.
(end sidebar)



AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)
--------------------------------------------------------------------------------
                                                                  LIFE OF SERIES
                                PAST 1 YEAR     PAST 5 YEARS     (SINCE 1/15/91)
--------------------------------------------------------------------------------
Massachusetts Series               -6.76%           5.53%              6.26%
--------------------------------------------------------------------------------
Lehman Brothers Municipal Bond
  Index(1)                         -2.06%           6.91%              6.75%(2)
--------------------------------------------------------------------------------



(1) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investors Service, Inc. or Standard & Poor's Corp., respectively. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

(2) For the period January 31, 1991 to December 31, 1999.

[GRAPHIC OMITTED]

FEES AND EXPENSES
-----------------

The table below briefly describes the Massachusetts Series' fees and expenses that you may pay if you buy and hold shares of the Massachusetts Series. The Massachusetts Series does not charge account or exchange fees.

(sidebar)
SHAREHOLDER FEES
These fees are paid directly from your investment.
(end sidebar)


(sidebar)
ANNUAL FUND OPERATING EXPENSES
These expenses are deducted from the Massachusetts Series' assets and are based on expenses paid for the fiscal year ended November 30, 1999.
(end sidebar)



  SHAREHOLDER FEES
  --------------------------------------------------------------------
  Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                                   4.0%
  --------------------------------------------------------------------
  Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at
  redemption)                                                     None
  --------------------------------------------------------------------
  ANNUAL MASSACHUSETTS SERIES OPERATING EXPENSES
  --------------------------------------------------------------------
  Management fee                                                 0.35%
  --------------------------------------------------------------------
  Distribution and service (12b-1) fees                          0.14%
  --------------------------------------------------------------------
  Other expenses                                                 0.36%
  --------------------------------------------------------------------
  Total annual Massachusetts Series operating expenses           0.85%
  --------------------------------------------------------------------


EXAMPLE

This example is intended to help you compare the cost of investing in the Massachusetts Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Massachusetts Series, your investment has a 5% return each year, and the Massachusetts Series' operating expenses remain the same. Although your actual costs may be higher or lower, the tables below show your costs at the end of each period based on these assumptions.


                               EXPENSES OVER TIME
                  -------------------------------------------
                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                  -------------------------------------------
                   $483        $660        $852      $1,407
                  -------------------------------------------

THE MICHIGAN SERIES

[GRAPHIC OMITTED]

INVESTMENT OBJECTIVE
--------------------

The Michigan Series seeks to provide a high level of current income exempt from both federal and Michigan state income taxes consistent with preservation of capital.


[GRAPHIC OMITTED]

PRINCIPAL INVESTMENT STRATEGY
-----------------------------


(sidebar)
INCOME
An investment objective having the goal of selecting securities to pay out income rather than rise in price.
(end sidebar)

The Michigan Series will invest at least 80% of its total assets in securities that pay interest normally exempt from federal and Michigan state income taxes. The Michigan Series' "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., generally invests in investment grade, Michigan municipal obligations and obligations of U.S. Governmental territories such as Puerto Rico. The municipal obligations may only be rated investment grade by Moody's Investors Service or Standard & Poor's Corporation or Fitch Investors Services, LP or, if unrated, judged to be of comparable quality by the Investment Manager at the time of purchase. There are no maturity limitations on the Michigan Series' portfolio securities.

The Michigan Series may invest up to 10% of its assets in inverse floating rate municipal obligations. The interest rates on these obligations generally move in the reverse direction of market interest rates. If market interest rates fall, the interest rate on the obligations will increase and if market interest rates increase, the interest rate on the obligations will fall.

The Michigan Series may invest any amount of its assets in securities that pay interest income subject to the federal "alternative minimum tax," and some taxpayers may have to pay tax on a Michigan Series distribution of this income. The Michigan Series therefore may not be a suitable investment for these investors. See the "Tax Consequences" section for more details.


The Michigan Series may take temporary "defensive" positions in attempting to respond to adverse market conditions. The Michigan Series may invest any amount of its assets in taxable money market instruments or in the highest grade municipal obligations issued in other states when the Investment Manager believes it is advisable to do so because of a defensive posture. Municipal obligations of other states pay interest that is normally exempt from federal income tax but not from Michigan income tax. Defensive investing could have the effect of reducing the Michigan Series' ability to provide tax exempt income or otherwise meet its investment objective.


In addition to the securities described above, the Michigan Series may also invest in private activity bonds and lease obligations.

[GRAPHIC OMITTED]

PRINCIPAL RISKS
---------------

There is no assurance that the Michigan Series will achieve its investment objective. The Series share price and yield will fluctuate with changes in the market value of the Series portfolio securities. When you sell shares of this Series, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Series.


Credit and Interest Rate Risks. A principal risk of investing in the Michigan Series is associated with its municipal investments, particularly its concentration in municipal obligations of a single state. Municipal obligations, as with all debt securities, are subject to two types of risks: credit risk and interest rate risk. The "Additional Risk Information" section contains a general discussion of credit and interest rate risks.

Unlike most fixed-income funds, the Michigan Series is subject to the added credit risk of concentrating its investments in a single state -- Michigan -- and its municipalities. Because the Michigan Series concentrates its investments in securities issued by Michigan state and local governments and government authorities, the Michigan Series will be significantly affected by the political, economic and regulatory developments concerning those issuers. Should any difficulties develop concerning Michigan issuers ability to pay principal and/or interest on their debt obligations, the Series' value and yield could be adversely affected.


The Michigan Series is not limited as to the maturities of the securities in which it may invest. Thus, a rise in the general level of interest rates may cause the price of the Michigan Series' portfolio securities, and the Michigan Series' share price, to fall substantially. A table in the "Additional Risk Information" section shows how interest rates affect bonds.

The performance of the Michigan Series will depend on whether the Michigan Series is successful in pursuing its investment strategy. The Michigan Series is also subject to other risk from its permissible investments including the risk associated with inverse floating rate municipal obligations, private activity bonds and lease obligations. For more information about the risks of the Michigan Series' investments, see the "Additional Risk Information" section.

Shares of the Series are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

[GRAPHIC OMITTED]

PAST PERFORMANCE
----------------

The bar chart and table below provide some indication of the Michigan Series' performance history. The Michigan Series' past performance does not indicate how the Michigan Series will perform in the future.

(sidebar)
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Michigan Series' shares has varied from year to year over the past 8 calendar years.
(end sidebar)


                     ANNUAL TOTAL RETURNS -- CALENDAR YEARS

         1992     '93     '94     '95     '96     '97     '98     '99
         ----     ---     ---     ---     ---     ---     ---     ---
        10.05%   13.21%  -6.96%  18.48%   3.50%   8.08%   5.93%  -3.20%


The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown.



During the periods shown in the bar chart, the highest return for a calendar quarter was 7.51% (quarter ended March 31, 1995) and the lowest return for a calendar quarter was -6.69% (quarter ended March 31, 1994).

(sidebar)
AVERAGE ANNUAL TOTAL RETURNS
This table compares the Michigan Series' average annual returns with those of a broad measure of market performance over time. The Michigan Series' returns include the maximum applicable front-end sales charge.
(end sidebar)



AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)
--------------------------------------------------------------------------------
                                                                  LIFE OF SERIES
                                PAST 1 YEAR     PAST 5 YEARS     (SINCE 1/15/91)
--------------------------------------------------------------------------------
Michigan Series                    -7.07%           5.46%             6.12%
--------------------------------------------------------------------------------
Lehman Brothers Municipal Bond
  Index(1)                         -2.06%           6.91%             6.75%(2)
--------------------------------------------------------------------------------



(1) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investors Service, Inc. or Standard & Poor's Corp., respectively. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

(2) For the period January 31, 1991 to December 31, 1999.

[GRAPHIC OMITTED]

FEES AND EXPENSES
-----------------

The table below briefly describes the Michigan Series' fees and expenses that you may pay if you buy and hold shares of the Michigan Series. The Michigan Series does not charge account or exchange fees.

(sidebar)
SHAREHOLDER FEES
These fees are paid directly from your investment.
(end sidebar)


(sidebar)
ANNUAL FUND OPERATING EXPENSES
These expenses are deducted from the Michigan Series' assets and are based on expenses paid for the fiscal year ended November 30, 1999.
(end sidebar)



  SHAREHOLDER FEES
  --------------------------------------------------------------------
  Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                                   4.0%
  --------------------------------------------------------------------
  Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at
  redemption)                                                     None
  --------------------------------------------------------------------
  ANNUAL MICHIGAN SERIES OPERATING EXPENSES
  --------------------------------------------------------------------
  Management fee                                                 0.35%
  --------------------------------------------------------------------
  Distribution and service (12b-1) fees                          0.14%
  --------------------------------------------------------------------
  Other expenses                                                 0.35%
  --------------------------------------------------------------------
  Total annual Michigan Series operating expenses                0.84%
  --------------------------------------------------------------------


EXAMPLE

This example is intended to help you compare the cost of investing in the Michigan Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Michigan Series, your investment has a 5% return each year, and the Michigan Series' operating expenses remain the same. Although your actual costs may be higher or lower, the tables below show your costs at the end of each period based on these assumptions.


                               EXPENSES OVER TIME
                  -------------------------------------------
                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                  -------------------------------------------
                   $483        $658        $849       $1,396
                  -------------------------------------------

THE MINNESOTA SERIES

[GRAPHIC OMITTED]

INVESTMENT OBJECTIVE
--------------------

The Minnesota Series seeks to provide a high level of current income exempt from both federal and Minnesota state income taxes consistent with preservation of capital.


[GRAPHIC OMITTED]

PRINCIPAL INVESTMENT STRATEGY
-----------------------------


(sidebar)
INCOME
An Investment objective having the goal of selecting securities to pay out income rather than rise in price.
(end sidebar)

The Minnesota Series will invest at least 80% of its total assets in securities that pay interest normally exempt from federal and Minnesota state personal income taxes. The Minnesota Series' "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., generally invests in investment grade, Minnesota municipal obligations. The municipal obligations may only be rated investment grade by Moody's Investors Service or Standard & Poor's Corporation or Fitch Investors Services, LP or, if unrated, judged to be of comparable quality by the Investment Manager at the time of purchase. While the Minnesota Series may only invest some of its assets in non-Minnesota municipal obligations, the ability of the Minnesota Series' to invest in such non-Minnesota municipal obligations is limited by Minnesota tax law. There are no maturity limitations on the Minnesota Series' portfolio securities.

The Minnesota Series may invest up to 10% of its assets in inverse floating rate municipal obligations. The interest rates on these obligations generally move in the reverse direction of market interest rates. If market interest rates fall, the interest rate on the obligations will increase and if market interest rates increase, the interest rate on the obligations will fall.

The Minnesota Series may invest any amount of its assets in securities that pay interest income subject to the federal "alternative minimum tax." This income, along with other income, may also be subject to the Minnesota alternative minimum tax. Some taxpayers may have to pay tax on a Minnesota Series distribution of this income. The Minnesota Series therefore may not be a suitable investment for these investors. See the "Tax Consequences" section for more details.

The Minnesota Series may take temporary "defensive" positions in attempting to respond to adverse market conditions. Subject to Minnesota tax law requirements, the Minnesota Series may invest any amount of its assets in taxable money market instruments or in the highest grade municipal obligations issued in other states when the Investment Manager believes it is advisable to do so because of a defensive posture. Municipal obligations of other states pay interest that is normally exempt from federal income tax but not from Minnesota income tax. Defensive investing could have the effect of reducing the Minnesota Series' ability to provide tax exempt income or otherwise meet its investment objective.

In addition to the securities described above, the Minnesota Series may also invest in private activity bonds and lease obligations.

[GRAPHIC OMITTED]

PRINCIPAL RISKS
---------------

There is no assurance that the Minnesota Series will achieve its investment objective. The Series share price and yield will fluctuate with changes in the market value of the Series portfolio securities. When you sell shares of this Series, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Series.


Credit and Interest Rate Risks. A principal risk of investing in the Minnesota Series is associated with its municipal investments, particularly its concentration in municipal obligations of a single state. Municipal obligations, as with all debt securities, are subject to two types of risks: credit risk and interest rate risk. The "Additional Risk Information" section contains a general discussion of credit and interest rate risks.

Unlike most fixed-income funds, the Minnesota Series is subject to the added credit risk of concentrating its investments in a single state -- Minnesota -- and its municipalities. Because the Minnesota Series concentrates its investments in securities issued by Minnesota state and local governments and government authorities, the Minnesota Series will be significantly affected by the political, economic and regulatory developments concerning those issuers. Should any difficulties develop concerning Minnesota issuers ability to pay principal and/or interest on their debt obligations, the Series' value and yield could be adversely affected.

The Minnesota Series is not limited as to the maturities of the securities in which it may invest. Thus, a rise in the general level of interest rates may cause the price of the Minnesota Series' portfolio securities, and the Minnesota Series' share price, to fall substantially. A table in the "Additional Risk Information" section shows how interest rates affect bonds.

Taxation Risk. In accordance with Minnesota legislation enacted in 1995, income dividend distributions that would otherwise be exempt from Minnesota personal income tax in the case of individuals, estates and trusts may become subject to that tax if the exemption of that income were judicially determined to discriminate against interstate commerce.

The Minnesota Series is classified as "non-diversified" and therefore may invest a greater percentage of its assets in the securities of individual issuers than "diversified" mutual funds and a decline in the value of those securities would cause the overall value of the Series to decline to a greater degree.


The performance of the Minnesota Series will depend on whether the Minnesota Series is successful in pursuing its investment strategy. The Minnesota Series is also subject to other risk from its permissible investments including the risk associated with inverse floating rate municipal obligations, private activity bonds and lease obligations. For more information about the risks of the Minnesota Series' investments, see the "Additional Risk Information" section.

Shares of the Series are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

[GRAPHIC OMITTED]

PAST PERFORMANCE
----------------

The bar chart and table below provide some indication of the Minnesota Series' performance history. The Minnesota Series' past performance does not indicate how the Minnesota Series will perform in the future.

(sidebar)
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Minnesota Series' shares has varied from year to year over the past 8 calendar years.
(end sidebar)

                     ANNUAL TOTAL RETURNS -- CALENDAR YEARS

         1992     '93     '94     '95     '96     '97     '98     '99
         ----     ---     ---     ---     ---     ---     ---     ---
         9.00%   13.05%  -7.12%  18.13%   3.78%   7.22%   5.07%  -3.56%


The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown.



During the periods shown in the bar chart, the highest return for a calendar quarter was 7.38% (quarter ended March 31, 1995) and the lowest return for a calendar quarter was -6.64% (quarter ended March 31, 1994).

(sidebar)
AVERAGE ANNUAL TOTAL RETURNS
This table compares the Minnesota Series' average annual returns with those of a broad measure of market performance over time. The Minnesota Series' returns include the maximum applicable front-end sales charge.
(end sidebar)



AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)
--------------------------------------------------------------------------------
                                                                  LIFE OF SERIES
                                PAST 1 YEAR     PAST 5 YEARS     (SINCE 1/15/91)
--------------------------------------------------------------------------------
Minnesota Series                   -7.42%           5.04%            5.44%
--------------------------------------------------------------------------------
Lehman Brothers Municipal Bond
  Index(1)                         -2.06%           6.91%            6.75%(2)
--------------------------------------------------------------------------------



(1) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investors Service, Inc. or Standard & Poor's Corp., respectively. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

(2) For the period January 31, 1991 to December 31, 1999.

[GRAPHIC OMITTED]

FEES AND EXPENSES
-----------------

The table below briefly describes the Minnesota Series' fees and expenses that you may pay if you buy and hold shares of the Minnesota Series. The Minnesota Series does not charge account or exchange fees.

(sidebar)
SHAREHOLDER FEES
These fees are paid directly from your investment.
(end sidebar)


(sidebar)
ANNUAL FUND OPERATING EXPENSES
These expenses are deducted from the Minnesota Series' assets and are based on expenses paid for the fiscal year ended November 30, 1999.
(end sidebar)


  SHAREHOLDER FEES
  --------------------------------------------------------------------
  Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                                   4.0%
  --------------------------------------------------------------------
  Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at
  redemption)                                                     None
  --------------------------------------------------------------------
  ANNUAL MINNESOTA SERIES OPERATING EXPENSES
  --------------------------------------------------------------------
  Management fee                                                 0.35%
  --------------------------------------------------------------------
  Distribution and service (12b-1) fees                          0.14%
  --------------------------------------------------------------------
  Other expenses                                                 0.64%
  --------------------------------------------------------------------
  Total annual Minnesota Series operating expenses               1.13%
  --------------------------------------------------------------------


EXAMPLE

This example is intended to help you compare the cost of investing in the Minnesota Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Minnesota Series, your investment has a 5% return each year, and the Minnesota Series' operating expenses remain the same. Although your actual costs may be higher or lower, the tables below show your costs at the end of each period based on these assumptions.


                               EXPENSES OVER TIME
                  -------------------------------------------
                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                  -------------------------------------------
                   $511        $746        $997       $1,720
                  -------------------------------------------

THE NEW JERSEY SERIES

[GRAPHIC OMITTED]

INVESTMENT OBJECTIVE
--------------------

The New Jersey Series seeks to provide a high level of current income exempt from both federal and New Jersey state income taxes consistent with preservation of capital.


[GRAPHIC OMITTED]

PRINCIPAL INVESTMENT STRATEGY
-----------------------------

(sidebar)
INCOME
An investment objective having the goal of selecting securities to pay out income rather than rise in price.
(end sidebar)

The New Jersey Series will invest at least 80% of its total assets in securities that pay interest normally exempt from federal and New Jersey state income taxes. The New Jersey Series' "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., generally invests in investment grade, New Jersey municipal obligations and obligations of U.S. Governmental territories such as Puerto Rico. The municipal obligations may only be rated investment grade by Moody's Investors Service or Standard & Poor's Corporation or Fitch Investors Services, LP or, if unrated, judged to be of comparable quality by the Investment Manager at the time of purchase. There are no maturity limitations on the New Jersey Series' portfolio securities.

The New Jersey Series may invest up to 10% of its assets in inverse floating rate municipal obligations. The interest rates on these obligations generally move in the reverse direction of market interest rates. If market interest rates fall, the interest rate on the obligations will increase and if market interest rates increase, the interest rate on the obligations will fall.

The New Jersey Series may invest any amount of its assets in securities that pay interest income subject to the federal "alternative minimum tax," and some taxpayers may have to pay tax on a New Jersey Series distribution of this income. The New Jersey Series therefore may not be a suitable investment for these investors. See the "Tax Consequences" section for more details.


The New Jersey Series may take temporary "defensive" positions in attempting to respond to adverse market conditions. The New Jersey Series may invest any amount of its assets in taxable money market instruments or in the highest grade municipal obligations issued in other states when the Investment Manager believes it is advisable to do so because of a defensive posture. Municipal obligations of other states pay interest that is normally exempt from federal income tax but not from New Jersey income tax. Defensive investing could have the effect of reducing the New Jersey Series' ability to provide tax exempt income or otherwise meet its investment objective.


In addition to the securities described above, the New Jersey Series may also invest in private activity bonds and lease obligations.

[GRAPHIC OMITTED]

PRINCIPAL RISKS
---------------

There is no assurance that the New Jersey Series will achieve its investment objective. The Series share price and yield will fluctuate with changes in the market value of the Series portfolio securities. When you sell shares of this Series, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Series.


Credit and Interest Rate Risks. A principal risk of investing in the New Jersey Series is associated with its municipal investments, particularly its concentration in municipal obligations of a single state. Municipal obligations, as with all debt securities, are subject to two types of risks: credit risk and interest rate risk. The "Additional Risk Information" section contains a general discussion of credit and interest rate risks.

Unlike most fixed-income funds, the New Jersey Series is subject to the added credit risk of concentrating its investments in a single state -- New Jersey -- and its municipalities. Because the New Jersey Series concentrates its investments in securities issued by New Jersey state and local governments and government authorities, the New Jersey Series will be significantly affected by the political, economic and regulatory developments concerning those issuers. Should any difficulties develop concerning New Jersey issuers ability to pay principal and/or interest on their debt obligations, the Series' value and yield could be adversely affected.


The New Jersey Series is not limited as to the maturities of the securities in which it may invest. Thus, a rise in the general level of interest rates may cause the price of the New Jersey Series' portfolio securities, and the New Jersey Series' share price, to fall substantially. A table in the "Additional Risk Information" section shows how interest rates affect bonds.

The performance of the New Jersey Series will depend on whether the New Jersey Series is successful in pursuing its investment strategy. The New Jersey Series is also subject to other risk from its permissible investments including the risk associated with inverse floating rate municipal obligations, private activity bonds and lease obligations. For more information about the risks of the New Jersey Series' investments, see the "Additional Risk Information" section.

Shares of the Series are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

[GRAPHIC OMITTED]

PAST PERFORMANCE
----------------
The bar chart and table below provide some indication of the New Jersey Series' performance history. The New Jersey Series' past performance does not indicate how the New Jersey Series will perform in the future.


(sidebar)
ANNUAL TOTAL RETURNS
This chart shows how the performance of the New Jersey Series' shares has varied from year to year over the past 8 calendar years.
(end sidebar)


                     ANNUAL TOTAL RETURNS -- CALENDAR YEARS

         1992     '93     '94     '95     '96     '97     '98     '99
         ----     ---     ---     ---     ---     ---     ---     ---
        10.08%   12.81%  -7.12%  17.55%   3.34%   9.07%   5.86%  -3.36%


The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown.

During the periods shown in the bar chart, the highest return for a calendar quarter was 7.20% (quarter ended March 31, 1995) and the lowest return for a calendar quarter was -6.52% (quarter ended March 31, 1994).

(sidebar)
AVERAGE ANNUAL TOTAL RETURNS
This table compares the New Jersey Series' average annual returns with those of a broad measure of market performance over time. The New Jersey Series' returns include the maximum applicable front-end sales charge.
(end sidebar)



AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)
--------------------------------------------------------------------------------
                                                                  LIFE OF SERIES
                                PAST 1 YEAR     PAST 5 YEARS     (SINCE 1/15/91)
--------------------------------------------------------------------------------
New Jersey Series                  -7.23%           5.41%            6.01%
--------------------------------------------------------------------------------
Lehman Brothers Municipal Bond
  Index(1)                         -2.06%           6.91%            6.75%(2)
--------------------------------------------------------------------------------



(1) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investors Service, Inc. or Standard & Poor's Corp., respectively. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

(2) For the period January 31, 1991 to December 31, 1999.

[GRAPHIC OMITTED]

FEES AND EXPENSES
-----------------

The table below briefly describes the New Jersey Series' fees and expenses that you may pay if you buy and hold shares of the New Jersey Series. The New Jersey Series does not charge account or exchange fees.

(sidebar)
SHAREHOLDER FEES
These fees are paid directly from your investment.
(end sidebar)


(sidebar)
ANNUAL FUND OPERATING EXPENSES
These expenses are deducted from the New Jersey Series' assets and are based on expenses paid for the fiscal year ended November 30, 1999.
(end sidebar)



  SHAREHOLDER FEES
  --------------------------------------------------------------------
  Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                                   4.0%
  --------------------------------------------------------------------
  Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at
  redemption)                                                     None
  --------------------------------------------------------------------
  ANNUAL NEW JERSEY SERIES OPERATING EXPENSES
  --------------------------------------------------------------------
  Management fee                                                 0.35%
  --------------------------------------------------------------------
  Distribution and service (12b-1) fees                          0.14%
  --------------------------------------------------------------------
  Other expenses                                                 0.20%
  --------------------------------------------------------------------
  Total annual New Jersey Series operating expenses              0.69%
  --------------------------------------------------------------------


EXAMPLE

This example is intended to help you compare the cost of investing in the New Jersey Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the New Jersey Series, your investment has a 5% return each year, and the New Jersey Series' operating expenses remain the same. Although your actual costs may be higher or lower, the tables below show your costs at the end of each period based on these assumptions.


                               EXPENSES OVER TIME
                  -------------------------------------------
                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                  -------------------------------------------
                   $468        $612        $769       $1,225
                  -------------------------------------------

THE NEW YORK SERIES

[GRAPHIC OMITTED]

INVESTMENT OBJECTIVE
--------------------

The New York Series seeks to provide a high level of current income exempt from both federal and New York state income taxes consistent with preservation of capital.

[GRAPHIC OMITTED]

PRINCIPAL INVESTMENT STRATEGY
-----------------------------


(sidebar)
INCOME
An investment objective having the goal of selecting securities to pay out income rather than rise in price.
(end sidebar)

The New York Series will invest at least 80% of its total assets in securities that pay interest normally exempt from federal and New York state income taxes. The New York Series' "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., generally invests in investment grade, New York municipal obligations and obligations of U.S. Governmental territories such as Puerto Rico. The municipal obligations may only be rated investment grade by Moody's Investors Service or Standard & Poor's Corporation or Fitch Investors Services, LP or, if unrated, judged to be of comparable quality by the Investment Manager at the time of purchase. There are no maturity limitations on the New York Series' portfolio securities.

The New York Series may invest up to 10% of its assets in inverse floating rate municipal obligations. The interest rates on these obligations generally move in the reverse direction of market interest rates. If market interest rates fall, the interest rate on the obligations will increase and if market interest rates increase, the interest rate on the obligations will fall.

The New York Series may invest any amount of its assets in securities that pay interest income subject to the federal "alternative minimum tax," and some taxpayers may have to pay tax on a New York Series distribution of this income. The New York Series therefore may not be a suitable investment for these investors. See the "Tax Consequences" section for more details.


The New York Series may take temporary "defensive" positions in attempting to respond to adverse market conditions. The New York Series may invest any amount of its assets in taxable money market instruments or in the highest grade municipal obligations issued in other states when the Investment Manager believes it is advisable to do so because of a defensive posture. Municipal obligations of other states pay interest that is normally exempt from federal income tax but not from New York income tax. Defensive investing could have the effect of reducing the New York Series' ability to provide tax exempt income or otherwise meet its investment objective.


In addition to the securities described above, the New York Series may also invest in private activity bonds and lease obligations.

[GRAPHIC OMITTED]

PRINCIPAL RISKS
---------------

There is no assurance that the New York Series will achieve its investment objective. The Series share price and yield will fluctuate with changes in the market value of the Series portfolio securities. When you sell shares of this Series, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Series.


Credit and Interest Rate Risks. A principal risk of investing in the New York Series is associated with its municipal investments, particularly its concentration in municipal obligations of a single state. Municipal obligations, as with all debt securities, are subject to two types of risks: credit risk and interest rate risk. The "Additional Risk Information" section contains a general discussion of credit and interest rate risks.

Unlike most fixed-income funds, the New York Series is subject to the added credit risk of concentrating its investments in a single state -- New York -- and its municipalities. Because the New York Series concentrates its investments in securities issued by New York state and local governments and government authorities, the New York Series will be significantly affected by the political, economic and regulatory developments concerning those issuers. Should any difficulties develop concerning New York issuers ability to pay principal and/or interest on their debt obligations, the Series' value and yield could be adversely affected.


The New York Series is not limited as to the maturities of the securities in which it may invest. Thus, a rise in the general level of interest rates may cause the price of the New York Series' portfolio securities, and the New York Series' share price, to fall substantially. A table in the "Additional Risk Information" section shows how interest rates affect bonds.

The performance of the New York Series will depend on whether the New York Series is successful in pursuing its investment strategy. The New York Series is also subject to other risk from its permissible investments including the risk associated with inverse floating rate municipal obligations, private activity bonds and lease obligations. For more information about the risks of the New York Series' investments, see the "Additional Risk Information" section.

Shares of the Series are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

[GRAPHIC OMITTED]

PAST PERFORMANCE
----------------

The bar chart and table below provide some indication of the New York Series' performance history. The New York Series' past performance does not indicate how the New York Series will perform in the future.

(sidebar)
ANNUAL TOTAL RETURNS
This chart shows how the performance of the New York Series' shares has varied from year to year over the past 8 calendar years.
(end sidebar)


                     ANNUAL TOTAL RETURNS -- CALENDAR YEARS

         1992     '93     '94     '95     '96     '97     '98     '99
         ----     ---     ---     ---     ---     ---     ---     ---
         9.28%   13.85%  -8.16%  19.31%   3.68%   9.19%   6.06%  -3.39%


The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown.

During the periods shown in the bar chart, the highest return for a calendar quarter was 7.49% (quarter ended March 31, 1995) and the lowest return for a calendar quarter was -6.78% (quarter ended March 31, 1994).

(sidebar)
AVERAGE ANNUAL TOTAL RETURNS
This table compares the New York Series' average annual returns with those of a broad measure of market performance over time. The New York Series' returns include the maximum applicable front-end sales charge.
(end sidebar)



AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)
--------------------------------------------------------------------------------
                                                                  LIFE OF SERIES
                                PAST 1 YEAR     PAST 5 YEARS     (SINCE 1/15/91)
--------------------------------------------------------------------------------
New York Series                    -7.26%          5.85%             6.25%
--------------------------------------------------------------------------------
Lehman Brothers Municipal Bond
  Index(1)                         -2.06%          6.91%             6.75%(2)
--------------------------------------------------------------------------------



(1) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investors Service, Inc. or Standard & Poor's Corp., respectively. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

(2) For the period January 31, 1991 to December 31, 1999.

[GRAPHIC OMITTED]

FEES AND EXPENSES
-----------------

The table below briefly describes the New York Series' fees and expenses that you may pay if you buy and hold shares of the New York Series. The New York Series does not charge account or exchange fees.

(sidebar)
SHAREHOLDER FEES
These fees are paid directly from your investment.
(end sidebar)


(sidebar)
ANNUAL FUND OPERATING EXPENSES
These expenses are deducted from the New York Series' assets and are based on expenses paid for the fiscal year ended November 30, 1999.
(end sidebar)



  SHAREHOLDER FEES
  --------------------------------------------------------------------
  Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                                   4.0%
  --------------------------------------------------------------------
  Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at
  redemption)                                                     None
  --------------------------------------------------------------------
  ANNUAL NEW YORK SERIES OPERATING EXPENSES
  --------------------------------------------------------------------
  Management fee                                                 0.35%
  --------------------------------------------------------------------
  Distribution and service (12b-1) fees                          0.15%
  --------------------------------------------------------------------
  Other expenses                                                 0.43%
  --------------------------------------------------------------------
  Total annual New York Series operating expenses                0.93%
  --------------------------------------------------------------------


EXAMPLE

This example is intended to help you compare the cost of investing in the New York Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the New York Series, your investment has a 5% return each year, and the New York Series' operating expenses remain the same. Although your actual costs may be higher or lower, the tables below show your costs at the end of each period based on these assumptions.


                               EXPENSES OVER TIME
                  -------------------------------------------
                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                  -------------------------------------------
                   $491        $683        $891       $1,497
                  -------------------------------------------

THE OHIO SERIES

[GRAPHIC OMITTED]

INVESTMENT OBJECTIVE
--------------------

The Ohio Series seeks to provide a high level of current income exempt from both federal and Ohio state income taxes consistent with preservation of capital.


[GRAPHIC OMITTED]

PRINCIPAL INVESTMENT STRATEGY
-----------------------------


(sidebar)
INCOME
An investment objective having the goal of selecting securities to pay out income rather than rise in price.
(end sidebar)

The Ohio Series will invest at least 80% of its total assets in securities that pay interest normally exempt from federal and Ohio state income taxes. The Ohio Series' "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., generally invests in investment grade, Ohio municipal obligations and obligations of U.S. Governmental territories such as Puerto Rico. The municipal obligations may only be rated investment grade by Moody's Investors Service or Standard & Poor's Corporation or Fitch Investors Services, LP or, if unrated, judged to be of comparable quality by the Investment Manager at the time of purchase. There are no maturity limitations on the Ohio Series' portfolio securities.

The Ohio Series may invest up to 10% of its assets in inverse floating rate municipal obligations. The interest rates on these obligations generally move in the reverse direction of market interest rates. If market interest rates fall, the interest rate on the obligations will increase and if market interest rates increase, the interest rate on the obligations will fall.

The Ohio Series may invest any amount of its assets in securities that pay interest income subject to the federal "alternative minimum tax," and some taxpayers may have to pay tax on an Ohio Series distribution of this income. The Ohio Series therefore may not be a suitable investment for these investors. See the "Tax Consequences" section for more details.


The Ohio Series may take temporary "defensive" positions in attempting to respond to adverse market conditions. The Ohio Series may invest any amount of its assets in taxable money market instruments or in the highest grade municipal obligations issued in other states when the Investment Manager believes it is advisable to do so because of a defensive posture. Municipal obligations of other states pay interest that is normally exempt from federal income tax but not from Ohio income tax. Defensive investing could have the effect of reducing the Ohio Series' ability to provide tax exempt income or otherwise meet its investment objective.


In addition to the securities described above, the Ohio Series may also invest in private activity bonds and lease obligations.

[GRAPHIC OMITTED]

PRINCIPAL RISKS
---------------

There is no assurance that the Ohio Series will achieve its investment objective. The Series share price and yield will fluctuate with changes in the market value of the Series portfolio securities. When you sell shares of this Series, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Series.


Credit and Interest Rate Risks. A principal risk of investing in the Ohio Series is associated with its municipal investments, particularly its concentration in municipal obligations of a single state. Municipal obligations, as with all debt securities, are subject to two types of risks: credit risk and interest rate risk. The "Additional Risk Information" section contains a general discussion of credit and interest rate risks.

Unlike most fixed-income funds, the Ohio Series is subject to the added credit risk of concentrating its investments in a single state -- Ohio -- and its municipalities. Because the Ohio Series concentrates its investments in securities issued by Ohio state and local governments and government authorities, the Ohio Series will be significantly affected by the political, economic and regulatory developments concerning those issuers. Should any difficulties develop concerning Ohio issuers ability to pay principal and/or interest on their debt obligations, the Series' value and yield could be adversely affected.


The Ohio Series is not limited as to the maturities of the securities in which it may invest. Thus, a rise in the general level of interest rates may cause the price of the Ohio Series' portfolio securities, and the Ohio Series' share price, to fall substantially. A table in the "Additional Risk Information" section shows how interest rates affect bonds.

The performance of the Ohio Series will depend on whether the Ohio Series is successful in pursuing its investment strategy. The Ohio Series is also subject to other risk from its permissible investments including the risk associated with inverse floating rate municipal obligations, private activity bonds and lease obligations. For more information about the risks of the Ohio Series' investments, see the "Additional Risk Information" section.

Shares of the Series are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

[GRAPHIC OMITTED]

PAST PERFORMANCE
----------------
The bar chart and table below provide some indication of the Ohio Series' performance history. The Ohio Series' past performance does not indicate how the Ohio Series will perform in the future.


(sidebar)
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Ohio Series' shares has varied from year to year over the past 8 calendar years.
(end sidebar)

                     ANNUAL TOTAL RETURNS -- CALENDAR YEARS

         1992     '93     '94     '95     '96     '97     '98     '99
         ----     ---     ---     ---     ---     ---     ---     ---
         9.81%   14.10%  -7.39%  18.43%   3.74%   8.13%   5.49%  -3.07%


The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown.

During the periods shown in the bar chart, the highest return for a calendar quarter was 7.53% (quarter ended March 31, 1995) and the lowest return for a calendar quarter was -6.87% (quarter ended March 31, 1994).

(sidebar)
AVERAGE ANNUAL TOTAL RETURNS
This table compares the Ohio Series' average annual returns with those of a broad measure of market performance over time. The Ohio Series' returns include the maximum applicable front-end sales charge.
(end sidebar)



AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)
--------------------------------------------------------------------------------
                                                                  LIFE OF SERIES
                                PAST 1 YEAR     PAST 5 YEARS     (SINCE 1/15/91)
--------------------------------------------------------------------------------
Ohio Series                        -6.95%          5.45%             6.00%
--------------------------------------------------------------------------------
Lehman Brothers Municipal Bond
  Index(1)                         -2.06%          6.91%             6.75%(2)
--------------------------------------------------------------------------------



(1) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investors Service, Inc. or Standard & Poor's Corp., respectively. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

(2) For the period January 31, 1991 to December 31, 1999.

[GRAPHIC OMITTED]

FEES AND EXPENSES
-----------------

The table below briefly describes the Ohio Series' fees and expenses that you may pay if you buy and hold shares of the Ohio Series. The Ohio Series does not charge account or exchange fees.

(sidebar)
SHAREHOLDER FEES
These fees are paid directly from your investment.
(end sidebar)


(sidebar)
ANNUAL FUND OPERATING EXPENSES
These expenses are deducted from the Ohio Series' assets and are based on expenses paid for the fiscal year ended November 30, 1999.
(end sidebar)



  SHAREHOLDER FEES
  --------------------------------------------------------------------
  Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                                   4.0%
  --------------------------------------------------------------------
  Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at
  redemption)                                                     None
  --------------------------------------------------------------------
  ANNUAL OHIO SERIES OPERATING EXPENSES
  --------------------------------------------------------------------
  Management fee                                                 0.35%
  --------------------------------------------------------------------
  Distribution and service (12b-1) fees                          0.14%
  --------------------------------------------------------------------
  Other expenses                                                 0.32%
  --------------------------------------------------------------------
  Total annual Ohio Series operating expenses                    0.81%
  --------------------------------------------------------------------


EXAMPLE

This example is intended to help you compare the cost of investing in the Ohio Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Ohio Series, your investment has a 5% return each year, and the Ohio Series' operating expenses remain the same. Although your actual costs may be higher or lower, the tables below show your costs at the end of each period based on these assumptions.


                               EXPENSES OVER TIME
                  -------------------------------------------
                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                  -------------------------------------------
                   $479        $648        $831       $1,360
                  -------------------------------------------

THE PENNSYLVANIA SERIES

[GRAPHIC OMITTED]

INVESTMENT OBJECTIVE
--------------------

The Pennsylvania Series seeks to provide a high level of current income exempt from both federal and Pennsylvania state income taxes consistent with preservation of capital.


[GRAPHIC OMITTED]

PRINCIPAL INVESTMENT STRATEGY
-----------------------------


(sidebar)
INCOME
An investment objective having the goal of selecting securities to pay out income rather than rise in price.
(end sidebar)

The Pennsylvania Series will invest at least 80% of its total assets in securities that pay interest normally exempt from federal and Pennsylvania state income taxes. The Pennsylvania Series' "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., generally invests in investment grade, Pennsylvania municipal obligations and obligations of U.S. Governmental territories such as Puerto Rico. The municipal obligations may only be rated investment grade by Moody's Investors Service or Standard & Poor's Corporation or Fitch Investors Services, LP or, if unrated, judged to be of comparable quality by the Investment Manager at the time of purchase. There are no maturity limitations on the Pennsylvania Series' portfolio securities.

The Pennsylvania Series may invest up to 10% of its assets in inverse floating rate municipal obligations. The interest rates on these obligations generally move in the reverse direction of market interest rates. If market interest rates fall, the interest rate on the obligations will increase and if market interest rates increase, the interest rate on the obligations will fall.

The Pennsylvania Series may invest any amount of its assets in securities that pay interest income subject to the federal "alternative minimum tax," and some taxpayers may have to pay tax on a Pennsylvania Series distribution of this income. The Pennsylvania Series therefore may not be a suitable investment for these investors. See the "Tax Consequences" section for more details.


The Pennsylvania Series may take temporary "defensive" positions in attempting to respond to adverse market conditions. The Pennsylvania Series may invest any amount of its assets in taxable money market instruments or in the highest grade municipal obligations issued in other states when the Investment Manager believes it is advisable to do so because of a defensive posture. Municipal obligations of other states pay interest that is normally exempt from federal income tax but not from Pennsylvania income tax. Defensive investing could have the effect of reducing the Pennsylvania Series' ability to provide tax exempt income or otherwise meet its investment objective.


In addition to the securities described above, the Pennsylvania Series may also invest in private activity bonds and lease obligations.

[GRAPHIC OMITTED]

PRINCIPAL RISKS
---------------

There is no assurance that the Pennsylvania Series will achieve its investment objective. The Series share price and yield will fluctuate with changes in the market value of the Series portfolio securities. When you sell shares of this Series, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Series.


Credit and Interest Rate Risks. A principal risk of investing in the Pennsylvania Series is associated with its municipal investments, particularly its concentration in municipal obligations of a single state. Municipal obligations, as with all debt securities, are subject to two types of risks: credit risk and interest rate risk. The "Additional Risk Information" section contains a general discussion of credit and interest rate risks.

Unlike most fixed-income funds, the Pennsylvania Series is subject to the added credit risk of concentrating its investments in a single state -- Pennsylvania -- and its municipalities. Because the Pennsylvania Series concentrates its investments in securities issued by Pennsylvania state and local governments and government authorities, the Pennsylvania Series will be significantly affected by the political, economic and regulatory developments concerning those issuers. Should any difficulties develop concerning Pennsylvania issuers ability to pay principal and/or interest on their debt obligations, the Series' value and yield could be adversely affected.


The Pennsylvania Series is not limited as to the maturities of the securities in which it may invest. Thus, a rise in the general level of interest rates may cause the price of the Pennsylvania Series' portfolio securities, and the Pennsylvania Series' share price, to fall substantially. A table in the "Additional Risk Information" section shows how interest rates affect bonds.

The performance of the Pennsylvania Series will depend on whether the Pennsylvania Series is successful in pursuing its investment strategy. The Pennsylvania Series is also subject to other risk from its permissible investments including the risk associated with inverse floating rate municipal obligations, private activity bonds and lease obligations. For more information about the risks of the Pennsylvania Series' investments, see the "Additional Risk Information" section.

Shares of the Series are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

[GRAPHIC OMITTED]

PAST PERFORMANCE
----------------

The bar chart and table below provide some indication of the Pennsylvania Series' performance history. The Pennsylvania Series' past performance does not indicate how the Pennsylvania Series will perform in the future.

(sidebar)
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Pennsylvania Series' shares has varied from year to year over the past 8 calendar years.
(end sidebar)

                     ANNUAL TOTAL RETURNS -- CALENDAR YEARS

         1992     '93     '94     '95     '96     '97     '98     '99
         ----     ---     ---     ---     ---     ---     ---     ---
        10.41%   13.16%  -6.88%  17.62%   3.59%   8.51%   5.05%  -4.00%


The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown.

During the periods shown in the bar chart, the highest return for a calendar quarter was 7.39% (quarter ended March 31, 1995) and the lowest return for a calendar quarter was -7.11% (quarter ended March 31, 1994).

(sidebar)
AVERAGE ANNUAL TOTAL RETURNS
This table compares the Pennsylvania Series' average annual returns with those of a broad measure of market performance over time. The Pennsylvania Series' returns include the maximum applicable front-end sales charge.
(end sidebar)



AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)
--------------------------------------------------------------------------------
                                                                  LIFE OF SERIES
                                PAST 1 YEAR     PAST 5 YEARS     (SINCE 1/15/91)
--------------------------------------------------------------------------------
Pennsylvania Series                -7.84%           5.06%             5.82%
--------------------------------------------------------------------------------
Lehman Brothers Municipal Bond
  Index(1)                         -2.06%           6.91%             6.75%(2)
--------------------------------------------------------------------------------



(1) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investors Service, Inc. or Standard & Poor's Corp., respectively. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

(2) For the period January 31, 1991 to December 31, 1999.

[GRAPHIC OMITTED]

FEES AND EXPENSES
-----------------

The table below briefly describes the Pennsylvania Series' fees and expenses that you may pay if you buy and hold shares of the Pennsylvania Series. The Pennsylvania Series does not charge account or exchange fees.

(sidebar)
SHAREHOLDER FEES
These fees are paid directly from your investment.
(end sidebar)


(sidebar)
ANNUAL FUND OPERATING EXPENSES
These expenses are deducted from the Pennsylvania Series' assets and are based on expenses paid for the fiscal year ended November 30, 1999.
(end sidebar)



  SHAREHOLDER FEES
  --------------------------------------------------------------------
  Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                                   4.0%
  --------------------------------------------------------------------
  Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at
  redemption)                                                     None
  --------------------------------------------------------------------
  ANNUAL PENNSYLVANIA SERIES OPERATING EXPENSES
  --------------------------------------------------------------------
  Management fee                                                 0.35%
  --------------------------------------------------------------------
  Distribution and service (12b-1) fees                          0.15%
  --------------------------------------------------------------------
  Other expenses                                                 0.14%
  --------------------------------------------------------------------
  Total annual Pennsylvania Series operating expenses            0.64%
  --------------------------------------------------------------------


EXAMPLE

This example is intended to help you compare the cost of investing in the Pennsylvania Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Pennsylvania Series, your investment has a 5% return each year, and the Pennsylvania Series' operating expenses remain the same. Although your actual costs may be higher or lower, the tables below show your costs at the end of each period based on these assumptions.


                               EXPENSES OVER TIME
                  -------------------------------------------
                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                  -------------------------------------------
                   $463        $597        $742       $1,166
                  -------------------------------------------

[GRAPHIC OMITTED]

ADDITIONAL INVESTMENT STRATEGY INFORMATION
------------------------------------------


This section provides additional information relating to each of the Series' principal investments. In pursuing each Series' investment objective, the Investment Manager has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis -- and which investment strategies it uses. For example, the Investment Manager in its discretion may determine to use some permitted investment strategies while not using others.

Each Series' policy of investing at least eighty percent of its total assets in securities the interest on which is exempt from federal income taxes and income taxes of the designated state is fundamental. The fundamental policies may not be changed without shareholder approval.

The percentage limitations relating to the composition of a Series' portfolio apply at the time the Fund acquires an investment and refer to the Fund's net assets, unless otherwise noted. Subsequent percentage changes that result from market fluctuations will not require the Series to sell any portfolio security. Except as indicated above, a Series may change its principal investment strategies without shareholder approval; however, you would be notified of any such changes.

Municipal Obligations. Each Series may invest in municipal obligations, which are securities issued by state and local governments. These securities typically are "general obligation" or "revenue" bonds, notes or commercial paper. General obligation securities are secured by the issuer's faith and credit, including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued for a wide variety of projects such as financing public utilities, housing units, airports and highways, and schools. The Fund's municipal obligation investments may include zero coupon securities, which are purchased at a discount and accrue interest but make no interest payment until maturity.


Private Activity Bonds. Each Series may invest more than 25% of its assets in municipal obligations known as private activity bonds. These securities include, for example, housing, industrial development and pollution control revenue, electric utility, manufacturing, and transportation facilities.

Lease Obligations. Included within the revenue bonds category are participations in lease obligations or installment purchase contracts of municipalities. Generally, state and local agencies or authorities issue lease obligations to acquire equipment and facilities for public and private purposes.

Futures. Each Series may purchase and sell in put and call futures with respect to financial instruments and municipal bond indexes. Futures may be used to seek to hedge against interest rate changes.

Fund Structure. The Fund may seek to achieve its investment objectives by investing all of its assets in another mutual fund. The other fund would have substantially the same investment objectives and policies as the Fund.


[GRAPHIC OMITTED]

ADDITIONAL RISK INFORMATION
---------------------------

This section provides additional information relating to the principal risks of investing in the Fund.


Credit and Interest Rate Risk. A principal risk of investing in each Series is associated with its fixed-income investments. All fixed-income securities, such as municipal obligations, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt.

Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities goes down. When the general level of interest rates goes down, the prices of most fixed-income securities goes up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.) As merely illustrative of the relationship between fixed-income securities and interest rates, the following table shows how interest rates affect bond prices.


HOW INTEREST RATES AFFECT BOND PRICES
----------------------------------------------------------------------------
                                    PRICE PER $1,000 OF A MUNICIPAL BOND IF
                                               INTEREST RATES:
                                   -----------------------------------------
                                       INCREASE*           DECREASE**
                                   -----------------------------------------
YEARS TO       BOND
MATURITY     MATURITY     COUPON       1%       2%        1%         2%
----------------------------------------------------------------------------
  1           2000      3.95%        $990     $981     $1,010     $1,020
----------------------------------------------------------------------------
  5           2004      4.70%        $957     $916     $1,045     $1,093
----------------------------------------------------------------------------
  10          2009      5.05%        $926     $858     $1,082     $1,171
----------------------------------------------------------------------------
  20          2019      5.80%        $892     $799     $1,128     $1,278
----------------------------------------------------------------------------
  30          2029      5.95%        $875     $773     $1,155     $1,350
----------------------------------------------------------------------------



Source: Municipal Market Data (a division of Thomson Financial Municipal Group):
"Aaa" yield curve as of 12/31/99


*   Assumes no effect from market discount calculation.
**  Assumes bonds are non-callable.

In addition, the table is an illustration and does not represent expected yields or share price changes of any Morgan Stanley Dean Witter mutual fund.


Inverse Floating Rate Municipal Obligations. The inverse floating rate municipal obligations in which the Fund may invest are typically created through a division of a fixed rate municipal obligation into two separate instruments, a short-term obligation and a long-term obligation. The interest rate on the short-term obligation is set at periodic auctions. The interest rate on the long-term obligation is the rate the issuer would have paid on the fixed income obligation: (i) plus the difference between such fixed rate and the rate on the short-term obligation, if the short-term rate is lower than the fixed rate; or
(ii) minus such difference if the interest rate on the short-term obligation is higher than the fixed rate. Inverse floating rate municipal obligations offer the potential for higher income than is available from fixed rate obligations of comparable maturity and credit rating. They also carry greater risks. In particular, the prices of inverse floating rate municipal obligations are more volatile, i.e., they increase and decrease in response to changes in interest rates to a greater extent than comparable fixed rate obligations.

Private Activity Bonds. The issuers of private activity bonds in which a particular Series may invest may be negatively impacted by conditions affecting either the general credit of the user of the private activity project or the project itself. Conditions such as regulatory and environmental restrictions and economic downturns may lower the need for these facilities and the ability of users of the project to pay for the facilities. This could cause a decline in the Series' value. The Series' private activity bond holdings also may pay interest subject to the federal or applicable state alternative minimum tax. See the "Tax Consequences" section for more details.


Lease Obligations. Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Leases, and installment purchase or conditional sale contracts (which may provide for title to the leased asset to pass eventually to the issuer) have developed as a means for governmental issuers to acquire property and equipment without the necessity of complying with the constitutional and statutory requirements generally applicable for the issuance of debt. Certain lease obligations contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for that purpose by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing "non-appropriation" clauses are dependent on future legislative actions. If these legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

Bond Insurance Risk. Many of the municipal obligations that each Series invests in will be covered by insurance at the time of issuance or at a later date. Such insurance covers the remaining term of the security. Insured municipal obligations would generally be assigned a lower rating if the rating were based primarily on the credit quality of the issuer without regard to the insurance feature. If the claims-paying ability of the insurer were downgraded, the ratings on the municipal obligations it insures may also be downgraded.

Non-Diversified Status. Each Series is classified as "non-diversified" and, as such, its investments are not required to meet certain diversification requirements under federal law. Compared with "diversified" funds, each Series may invest a greater percentage of its assets in the securities of an individual issuer. Thus, each Series' assets may be concentrated in fewer securities than other funds. A decline in the value of those investments would cause each Series' overall value to decline to a greater degree.



[GRAPHIC OMITTED]

FUND MANAGEMENT
---------------

(sidebar)
MORGAN STANLEY DEAN WITTER ADVISORS INC.
The Investment Manager is widely recognized as a leader in the mutual fund industry and together with Morgan Stanley Dean Witter Services Company Inc., its wholly-owned subsidiary, had approximately $145 billion in assets under management as of January 31, 2000.
(end sidebar)


The Fund has retained the Investment Manager -- Morgan Stanley Dean Witter Advisors Inc. -- to provide administrative services, manage its business affairs and invest its assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Its main business office is located at Two World Trade Center, New York, New York 10048.


Each Series' portfolio is managed within the Investment Manager's Tax-Exempt Fixed-Income Group. James F. Willison, a Senior Vice President and Director of the Tax-Exempt Fixed Income Group of the Investment Manager has been the primary portfolio manager of each Series since the Fund's inception and has been a portfolio manager with the Investment Manager for over five years.

Each Series pays the Investment Manager a monthly management fee as full compensation for the services and facilities furnished to the Series, and for Series expenses assumed by the Investment Manager. The fee is based on each Series' average daily net assets. For the fiscal year ended November 30, 1999, each Series accrued total compensation to the Investment Manager amounting to 0.35% of the Series' average daily net assets.

SHAREHOLDER INFORMATION

[GRAPHIC OMITTED]

PRICING SERIES SHARES
---------------------

The price of Series shares (excluding sales charges), called "net asset value," is based on the value of a Series' portfolio securities.


The net asset value per share of each Series is determined once daily at 4:00 p.m., Eastern time on each day that the New York Stock Exchange is open (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time). Shares will not be priced on days that the New York Stock Exchange is closed.


The value of the Fund's portfolio securities (except for short-term taxable debt securities and certain other investments) are valued by an outside independent pricing service. The service uses a computerized grid matrix of tax-exempt securities and its evaluations in determining what it believes is the fair value of the portfolio securities. The Fund's Board of Trustees believes that timely and reliable market quotations are generally not readily available to the Fund to value tax-exempt securities and the valuations that the pricing service supplies are more likely to approximate the fair value of the securities.

Short-term debt portfolio securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost. However, if the cost does not reflect the securities' market value, these securities will be valued at their fair value.

[GRAPHIC OMITTED]

HOW TO BUY SHARES
-----------------

(sidebar)
CONTACTING A FINANCIAL ADVISOR
If you are new to the Morgan Stanley Dean Witter Family of Funds and would like to contact a Financial Advisor, call (877) 937-MSDW (toll-free) for the telephone number of the Morgan Stanley Dean Witter office nearest you. You may also access our office locator on our Internet site at:
www.msdw.com/individual/funds
(end sidebar)


You may open a new account to buy Series shares or buy additional Series shares for an existing account by contacting your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative. Your Financial Advisor will assist you, step-by-step, with the procedures to invest in the Series. You may also purchase shares directly by calling the Fund's transfer agent and requesting an application.


When you buy Series shares, the shares are purchased at the next share price calculated (less any applicable front-end sales charge) after we receive your purchase order. Your payment is due on the third business day after you place your purchase order. We reserve the right to reject any order for the purchase of Series shares.

(sidebar)
EASYINVEST(SM)
A purchase plan that allows you to transfer money automatically from your checking or savings account or from a Money Market Fund on a semi-monthly, monthly or quarterly basis. Contact your Morgan Stanley Dean Witter Financial Advisor for further information about this service.
(end sidebar)


MINIMUM INVESTMENT AMOUNTS
---------------------------------------------------------
                                    MINIMUM INVESTMENT
                                 ------------------------
INVESTMENT OPTIONS               INITIAL       ADDITIONAL
---------------------------------------------------------
  Regular accounts:              $1,000          $100
---------------------------------------------------------
  EasyInvest(SM)
  (Automatically from your
  checking or savings
  account Money Market Fund)     $ 100*          $100*
---------------------------------------------------------
*   Provided your schedule of investments totals
    $1,000 in twelve months.



There is no minimum investment amount if you purchase Fund shares through: (1) the Investment Manager's mutual fund asset allocation plan, (2) a program, approved by the Fund's distributor, in which you pay an asset-based fee for advisory, administrative and/or brokerage services, or (3) employer-sponsored employee benefit plan accounts.


Advisory, Administrative or Brokerage Programs. There is no minimum investment amount if you purchase Fund shares through: (1) the Investment Manager's mutual fund asset allocation plan, or (2) a program, approved by the Series' distributor, in which you pay an asset-based fee for advisory, administrative and/or brokerage services.

Subsequent Investments Sent Directly to the Fund. In addition to buying additional Series shares for an existing account by contacting your Morgan Stanley Dean Witter Financial Advisor, you may send a check directly to a Series. To buy additional shares in this manner:


o Write a "letter of instruction" to the Series specifying the name(s) on the account, the account number, the social security or tax identification number, and the investment amount (which would include any applicable front-end sales charge). The letter must be signed by the account owner(s).

o Make out a check for the total amount payable to: Morgan Stanley Dean Witter Multi-State Municipal Series Trust (name of Series).

o Mail the letter and check to Morgan Stanley Dean Witter Trust FSB at P.O. Box 1040, Jersey City, NJ 07303.


Sales Charges. Shares of each Series are sold at net asset value plus an initial sales charge of up to 4.0%. The initial sales charge is reduced for purchases of $25,000 or more according to the schedule below. A Series' shares are also subject to a distribution (12b-1) fee of up to 0.15% of the average daily net assets of the Series.

The offering price of Series shares includes a sales charge (expressed as a percentage of the offering price) on a single transaction as shown in the following table:

(sidebar)
FRONT-END SALES CHARGE OR FSC
An initial sales charge you pay when purchasing a Series' shares that is based on a percentage of the offering price. The percentage declines based upon the dollar value of the Series' shares you purchase. We offer three ways to reduce your sales charges -- the Combined Purchase Privilege, Right of Accumulation and Letter of Intent.
(end sidebar)

                                                FRONT-END SALES CHARGE
                                   ----------------------------------------------
                                       PERCENTAGE OF       APPROXIMATE PERCENTAGE
AMOUNT OF SINGLE TRANSACTION       PUBLIC OFFERING PRICE     OF AMOUNT INVESTED
---------------------------------------------------------------------------------
Less than $25,000                          4.00%                   4.17%
---------------------------------------------------------------------------------
$25,000 but less than $50,000              3.50%                   3.63%
---------------------------------------------------------------------------------
$50,000 but less than $100,000             3.25%                   3.36%
---------------------------------------------------------------------------------
$100,000 but less than $250,000            2.75%                   2.83%
---------------------------------------------------------------------------------
$250,000 but less than $500,000            2.50%                   2.56%
---------------------------------------------------------------------------------
$500,000 but less than $1 million          1.75%                   1.78%
---------------------------------------------------------------------------------
$1 million and over                        0.50%                   0.50%
---------------------------------------------------------------------------------

The reduced sales charge schedule is applicable to purchases of Series shares in a single transaction by:


o   A single account (including an individual, trust or fiduciary account).

o Family member accounts (limited to husband, wife and children under the age of 21).

o Pension, profit sharing or other employee benefit plans of companies and their affiliates.

o   Tax-Exempt Organizations.

o   Groups organized for a purpose other than to buy mutual fund shares.


Combined Purchase Privilege. You also will have the benefit of reduced sales charges by combining purchases of shares of a Series in a single transaction with purchases of another Series Class A shares of Multi-Class Funds and shares of other FSC Funds.

Right of Accumulation. You also may benefit from a reduction of sales charges if the cumulative net asset value of shares of a Series purchased in a single transaction, together with shares of another Series or other Funds you currently own which were previously purchased at a price including a front-end sales charge (including shares acquired through reinvestment of distributions), amounts to $25,000 or more.

You must notify your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative (or Morgan Stanley Dean Witter Trust FSB if you purchase directly through the Fund), at the time a purchase order is placed, that the purchase qualifies for the reduced charge under the Right of Accumulation. Similar notification must be made in writing when an order is placed by mail. The reduced sales charge will not be granted if: (1) notification is not furnished at the time of the order; or (2) a review of the records of Dean Witter Reynolds or other authorized dealer of Fund shares or the Fund's transfer agent does not confirm your represented holdings.

Letter of Intent. The schedule of reduced sales charges for larger purchases also will be available to you if you enter into a written "letter of intent." A letter of intent provides for the purchase of shares of any Series or shares of Multi-Class Funds or shares of other FSC Funds within a thirteen-month period. The initial purchase under a letter of intent must be at least 5% of the stated investment goal. To determine the applicable sales charge reduction, you may also include: (1) the cost of shares of other Morgan Stanley Dean Witter Funds which were previously purchased at a price including a front-end sales charge during the 90-day period prior to the Distributor receiving the letter of intent, and (2) the cost of shares of other Funds you currently own acquired in exchange for shares of Funds purchased during that period at a price including a front-end sales charge. You can obtain a letter of intent by contacting your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative, or by calling (800) 869-NEWS. If you do not achieve the stated investment goal within the thirteen-month period, you are required to pay the difference between the sales charges otherwise applicable and sales charges actually paid.

Sales Charge Waivers. Your purchase of Fund shares is not subject to a sales charge if your account qualifies under one of the following categories:

o Current or retired Directors/Trustees of the Morgan Stanley Dean Witter Funds, such persons' spouses and children under the age of 21, and trust accounts for which any of such individuals is a beneficiary.

o Current or retired directors, officers and employees of Morgan Stanley Dean Witter & Co. and any of its subsidiaries, such persons' spouses and children under the age of 21, and trust accounts for which any of such individuals is a beneficiary.

PLAN OF DISTRIBUTION   The Fund has adopted a Plan of Distribution in accordance
with Rule 12b-1 under the Investment Company Act of 1940. The Plan allows a Series to pay distribution fees of 0.15% for the distribution of these shares. It also allows a Series to pay for services to shareholders. Because these fees are paid out of a Series' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

We reserve the right to reject any order for the purchase of Series shares.

[GRAPHIC OMITTED]


HOW TO EXCHANGE SHARES
----------------------

Permissible Fund Exchanges. You may exchange shares of a Series for shares of any other Series, for shares of another FSC Fund (subject to a front-end sales charge), for Class A shares of any continuously offered Multi-Class Fund, or for shares of a No-Load Fund, a Money Market Fund, North American Government Income Trust or Short-Term U.S. Treasury Trust, without the imposition of an exchange fee. See the inside back cover of this prospectus for each Morgan Stanley Dean Witter Fund's designation as a Multi-Class Fund, No-Load Fund or Money Market Fund. If a Morgan Stanley Dean Witter Fund is not listed, consult the inside back cover of that Fund's Prospectus for its designation. For purposes of exchanges, shares of FSC Funds are treated as Class A shares of a Multi-Class Fund.

Exchanges may be made after shares of a Series acquired by purchase have been held for thirty days. There is no waiting period for exchanges of shares acquired by exchange or dividend reinvestment. The current prospectus for each fund describes its investment objectives, policies and investment minimums, and should be read before investment. Since exchanges are available only into continuously offered Morgan Stanley Dean Witter Funds, exchanges are not available into any new Morgan Stanley Dean Witter Fund during its initial offering period, or when shares of a particular Morgan Stanley Dean Witter Fund are not being offered for purchase.


Exchange Procedures. You can process an exchange by contacting your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative. Otherwise, you must forward an exchange privilege authorization form to a Series' transfer agent -- Morgan Stanley Dean Witter Trust FSB -- and then write the transfer agent or call (800) 869-NEWS to place an exchange order. You can obtain an exchange privilege authorization form by contacting your Financial Advisor or other authorized financial representative, or by calling
(800) 869-NEWS. If you hold share certificates, no exchanges may be processed until we have received all applicable share certificates.

An exchange to any Morgan Stanley Dean Witter Fund (except a Money Market Fund) is made on the basis of the next calculated net asset values of the Funds involved after the exchange instructions are accepted. When exchanging into a Money Market Fund, a Series' shares are sold at their next calculated net asset value and the Money Market Fund's shares are purchased at their net asset value on the following business day.


The Fund may terminate or revise the exchange privilege upon required notice. The check writing privilege is not available for Money Market Fund shares you acquire in an exchange.


Telephone Exchanges. For your protection when calling Morgan Stanley Dean Witter Trust FSB, we will employ reasonable procedures to confirm that exchange instructions communicated over the telephone are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security or other tax identification number. Telephone instructions also may be recorded.


Telephone instructions will be accepted if received by the Fund's transfer agent between 9:00 a.m. and 4:00 p.m. Eastern time on any day the New York Stock Exchange is open for business. During periods of drastic economic or market changes, it is possible that the telephone exchange procedures may be difficult to implement, although this has not been the case with the Fund in the past.


Margin Accounts. If you have pledged your Fund shares in a margin account, contact your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative regarding restrictions on the exchange of such shares.

Tax Considerations of Exchanges. If you exchange shares of a Series for shares of another Series or another Morgan Stanley Dean Witter Fund there are important tax considerations. For tax purposes, the exchange out of a Series is considered a sale of Series shares -- and the exchange into the other Fund is considered a purchase. As a result, you may realize a capital gain or loss.

You should review the "Tax Consequences" section and consult your own tax professional about the tax consequences of an exchange.


Limitations on Exchanges. Certain patterns of exchanges may result in the Fund limiting or prohibiting, at its discretion, additional purchases and/or exchanges. Determinations in this regard may be made based on the frequency or dollar amount of previous exchanges. The Fund will notify you in advance of limiting your exchange privileges.

For further information regarding exchange privileges, you should contact your Morgan Stanley Dean Witter Financial Advisor or call (800) 869-NEWS.

[GRAPHIC OMITTED]

HOW TO SELL SHARES
------------------

You can sell some or all of your Series shares at any time. Your shares will be sold at the next price calculated after we receive your order in proper form to sell as described below.



OPTIONS               PROCEDURES
----------------------------------------------------------------------------------------------------------------
Contact Your          To sell your shares, simply call your Morgan Stanley Dean Witter Financial Advisor or
Financial Advisor     other authorized financial representative.
                      ------------------------------------------------------------------------------------------
[GRAPHIC OMITTED]     Payment will be sent to the address to which the account is registered or deposited in your brokerage account.
----------------------------------------------------------------------------------------------------------------
Systematic            If your investment in all of the Morgan Stanley Dean Witter Family of Funds has a total
Withdrawal Plan       market value of at least $10,000, you may elect to withdraw amounts of $25 or more, or in any whole percentage of a Fund's (or Series') balance (provided the amount is at
[GRAPHIC OMITTED]     least $25), on a monthly, quarterly, semi-annual or annual basis, from any Fund (or
                      Series) with a balance of at least $1,000. Each time you add a Fund to the plan, you must meet the plan requirements.
                      ------------------------------------------------------------------------------------------
                      To sign up for the Systematic Withdrawal Plan, contact your Morgan Stanley Dean
                      Witter Financial Advisor or call (800) 869-NEWS. You may terminate or suspend your plan at any time. Please remember that withdrawals from the plan are sales of shares, not Fund "distributions," and ultimately may exhaust your account balance. The Fund may terminate or revise the plan at any time.
----------------------------------------------------------------------------------------------------------------
By Letter             You can also sell your shares by writing a "letter of instruction" that includes:
                      o  your account number;
[GRAPHIC OMITTED]     o  the dollar amount or the number of shares you wish to sell; and
                      o  the signature of each owner as it appears on the account.
                      ------------------------------------------------------------------------------------------
                      If you are requesting payment to anyone other than the registered owner(s) or that payment be sent to any address other than the address of the registered owner(s) or pre-designated bank account, you will need a signature guarantee. You can generally obtain a signature guarantee from an eligible guarantor acceptable to Morgan Stanley
                      Dean Witter Trust FSB. (You should contact Morgan Stanley Dean Witter Trust FSB at
                      (800) 869-NEWS for a determination as to whether a particular institution is an eligible guarantor.) A notary public cannot provide a signature guarantee. Additional documentation may be required for shares held by a corporation, partnership, trustee or executor.
                      ------------------------------------------------------------------------------------------
                      Mail the letter to Morgan Stanley Dean Witter Trust FSB at P.O. Box 983, Jersey City, NJ
                      07303. If you hold share certificates, you must return the certificates, along with the letter and any required additional documentation.
                      ------------------------------------------------------------------------------------------
                      A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your instructions.
----------------------------------------------------------------------------------------------------------------


Payment for Sold Shares. After we receive your complete instructions to sell as described above, a check will be mailed to you within seven days, although we will attempt to make payment within one business day. Payment may also be sent to your brokerage account.

Payment may be postponed or the right to sell your shares suspended, however, under unusual circumstances. If you request to sell shares that were recently purchased by check, your sale will not be effected until it has been verified that the check has been honored.


Reinstatement Privilege. If you sell Series shares and have not previously exercised the reinstatement privilege, you may, within 35 days after the date of sale, invest any portion of the proceeds in the same Series shares at their net asset value.

Involuntary Sales. The Fund reserves the right, on sixty days' notice, to sell the shares of any shareholder (other than shares held in an IRA or 403(b) Custodial Account) whose shares, due to sales by the shareholder, have a value below $100, or in the case of an account opened through EasyInvestSM, if after 12 months the shareholder has invested less than $1,000 in the account.

However, before the Fund sells your shares in this manner, we will notify you and allow you sixty days to make an additional investment in an amount that will increase the value of your account to at least the required amount before the sale is processed.


Margin Accounts. If you have pledged your Fund shares in a margin account, contact your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative regarding restrictions on the sale of such shares.


[GRAPHIC OMITTED]

DISTRIBUTIONS
-------------


(sidebar)
TARGETED DIVIDENDS(SM)
You may select to have your Series distributions automatically invested in another Morgan Stanley Dean Witter Fund that you own. Contact your Morgan Stanley Dean Witter Financial Advisor for further information about this service.
(end sidebar)


Each Series passes substantially all of its earnings from income and capital gains along to its investors as "distributions." A Series earns interest from fixed-income investments. These amounts are passed along to Series shareholders as "income dividend distributions." A Series realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions."

Normally, income dividends are declared on each day the New York Stock Exchange is open for business and income dividends are distributed to shareholders monthly. Any capital gains are distributed in December; if a second capital gain distribution is necessary, it is usually paid in January of the following year. Each Series, however, may retain and reinvest any long-term capital gains. Each Series may at times make payments from sources other than income or capital gains that represent a return of a portion of your investment.

Distributions are reinvested automatically in additional shares of a Series and automatically credited to your account, unless you request in writing that all distributions be paid in cash. If you elect the cash option, processing of your dividend checks begins immediately following the monthly payment date, and the Fund will mail a monthly dividend check to you normally during the first seven days of the following month. No interest will accrue on uncashed checks. If you wish to change how your distributions are paid, your request should be received by the Fund's transfer agent, Morgan Stanley Dean Witter Trust FSB, at least five business days prior to the record date of the distributions.

[GRAPHIC OMITTED]

TAX CONSEQUENCES
----------------

As with any investment, you should consider how your Fund's investment in any particular Fund Series will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a particular Series.

You need to be aware of the possible tax consequences when:


o   A Series makes distributions; and

o You sell Series shares, including an exchange to another Morgan Stanley Dean Witter Fund or Series.

Taxes on Distributions. Your income dividend distributions are normally exempt from federal and the designated state's personal income taxes -- to the extent they are derived from that state's municipal obligations or obligations of governments of Puerto Rico, the Virgin Islands or Guam. (With respect to the Minnesota Series, however, income dividend distributions are generally exempt from Minnesota personal income tax only if they are derived from Minnesota sources, such as obligations of the State of Minnesota and its municipalities.) Income derived from other portfolio securities may be subject to federal, state and/or local income taxes. (Florida, however, does not impose income tax on individuals but the Florida state intangibles tax may be imposed on municipal obligations of other states and their municipalities.)

Income derived from some municipal securities is subject to the federal "alternative minimum tax." Certain tax-exempt securities, the proceeds of which are used to finance private, for-profit organizations, are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income. Many states also impose an alternative minimum tax that is based on the federal alternative minimum taxable income and certain other items.


If you borrow money to purchase shares of any Series, the interest on the borrowed money is generally not deductible for personal income tax purposes.

Each Series may derive gains in part from municipal obligations the Series purchased below their principal or face values. All, or a portion, of these gains may be taxable to you as ordinary income rather than capital gains.


If a Series makes any capital gain distributions, those distributions will normally be subject to federal and state income tax when they are paid, whether you take them in cash or reinvest them in Series shares. (Ohio and New Jersey Series capital gain distributions, however, are exempt from Ohio and New Jersey state income tax, respectively.) Any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable to you as long-term capital gains, no matter how long you have owned shares in a Series. (Minnesota, New York and Pennsylvania, however, do not distinguish between short-term and long-term capital gains.)


Pennsylvania Series Only. Shares in the Pennsylvania Series may be subject to an "intangible personal property" tax. A Pennsylvania State statute purports to authorize most counties to impose this tax, and some counties may levy the tax even though it is under constitutional challenge in the courts. While the Pennsylvania Series will invest predominately in securities that would not be subject to the tax, the remaining fraction of the Pennsylvania Series' investments would be subject to the intangible personal property tax.


Every January, you will be sent a statement (IRS Form 1099-DIV) showing the distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.


Taxes on Sales. Your sale of Series shares normally is subject to federal and state income tax and may result in a taxable gain or loss to you. (Gains from the sale of New Jersey Series shares, however, are exempt from New Jersey income tax.) A sale also may be subject to local income tax. Your exchange of Series shares for shares of another Morgan Stanley Dean Witter Fund or Series is treated for tax purposes like a sale of your original shares and a purchase of your new shares. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will give you a new tax basis for your new shares.

When you open your Fund account, you should provide your social security or tax identification number on your investment application. By providing this information, you will avoid being subject to a federal backup withholding tax of 31% on taxable distributions and sale proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Series' financial performance for the past 5 fiscal years. Certain information reflects financial results for a single Series share. The total returns in the table represent the rate an investor would have earned or lost on an investment in a Series (assuming reinvestment of all dividends and distributions).


This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with each Series' financial statements, is included in the annual report, which is available upon request.



ARIZONA SERIES
----------------------------------------------------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30                         1999             1998             1997             1996            1995
----------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period         $10.81           $10.64           $10.59           $10.65            $9.42
----------------------------------------------------------------------------------------------------------------------------
  Net investment income                         0.49             0.51             0.53             0.54             0.54
  Net realized and unrealized gain (loss)      (0.75)            0.17             0.05            (0.06)            1.23
                                             -------          -------          -------          -------          -------
 Total from investment operations              (0.26)            0.68             0.58             0.48             1.77
----------------------------------------------------------------------------------------------------------------------------
  Dividends to shareholders                    (0.49)           (0.51)           (0.53)           (0.54)           (0.54)
  Distributions to shareholders                (0.16)             --               --               --               --
                                             -------          -------          -------          -------          -------
 Total dividends and distributions             (0.65)           (0.51)           (0.53)           (0.54)           (0.54)
----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 9.90            10.81            10.64            10.59            10.65
----------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN+                                 (2.53)%           6.56%            5.64%            4.63%           19.21%
----------------------------------------------------------------------------------------------------------------------------
 Net assets end of period (000's)            $36,867          $41,655          $41,891          $46,248          $50,290
----------------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
 (AFTER EXPENSES WERE ASSUMED)
----------------------------------------------------------------------------------------------------------------------------
 Expenses                                       0.66%(1)         0.65%(1)         0.66%(1)         0.65%(1)         0.65%(1)
----------------------------------------------------------------------------------------------------------------------------
 Net investment income                          4.72%            4.77%            5.04%            5.12%            5.33%
----------------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
 (BEFORE EXPENSES WERE ASSUMED)
----------------------------------------------------------------------------------------------------------------------------
 Expenses                                       0.66%(1)         0.65%(1)         0.66%(1)         0.65%(1)         0.65%(1)
----------------------------------------------------------------------------------------------------------------------------
 Net investment income                          4.72%            4.77%            5.04%            5.12%            5.33%
----------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                          13%              30%               2%               9%               6%
----------------------------------------------------------------------------------------------------------------------------



+ Does not reflect the deduction of sales load. Calculated based on the net asset value as of the last business day of the period.

(1) Does not reflect the effect of expense offset of 0.01%.

CALIFORNIA SERIES
----------------------------------------------------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30                         1999             1998           1997          1996            1995
----------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period        $11.22            $10.96            $ 10.81        $10.67           1.85
----------------------------------------------------------------------------------------------------------------------------
  Dividends to shareholders                   (0.52)            (0.54)             (0.55)        (0.56)         (0.56)
  Distributions to shareholders               (0.19)              --                  --            --           --
                                             ---------         ----------      ---------     ---------       ----------
 Total dividends and distributions            (0.71)            (0.54)             (0.55)        (0.56)         (0.56)
----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period               10.18             11.22              10.96         10.81          10.67
----------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN+                                (3.10)%            7.58%              6.55%         6.76%         20.15%
----------------------------------------------------------------------------------------------------------------------------
 Net assets end of period (000's)           $95,515          $105,175           $104,209      $113,859       $117,769
----------------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
 (AFTER EXPENSES WERE ASSUMED)
----------------------------------------------------------------------------------------------------------------------------
 Expenses                                      0.61%(1)          0.59%(1)           0.59%         0.59%          0.60%(1)
----------------------------------------------------------------------------------------------------------------------------
 Net investment income                         4.82%             4.87%              5.08%         5.28%          5.50%
----------------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
 (BEFORE EXPENSES WERE ASSUMED)
----------------------------------------------------------------------------------------------------------------------------
 Expenses                                      0.61%(1)          0.59%(1)           0.59%         0.59%          0.60%(1)
----------------------------------------------------------------------------------------------------------------------------
 Net investment income                         4.82%             4.87%              5.08%         5.28%          5.50%
----------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                        27%                24%                17%           19%             5%
----------------------------------------------------------------------------------------------------------------------------



+ Does not reflect the deduction of sales load. Calculated based on the net asset value as of the last business day of the period.
(1)   Does not reflect the effect of expense offset of 0.01%.

 FLORIDA SERIES



YEAR ENDED NOVEMBER 30                            1999             1998           1997                 1996             1995
----------------------                            ----             ----           ----                 ----             ----
 Net asset value, beginning of period        $11.25           $10.97           $10.86             $10.88              $9.60
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income                        0.50             0.52              0.54             0.55                0.56
  Net realized and unrealized gain (loss)     (0.78)            0.28              0.11            (0.02)               1.28
                                             ---------        ---------        --------           ---------          ----------
 Total from investment operations             (0.28)            0.80              0.65             0.53                1.84
-------------------------------------------------------------------------------------------------------------------------------
  Dividends to shareholders                   (0.50)           (0.52)            (0.54)           (0.55)              (0.56)
  Distributions to shareholders               (0.37)            --                  --               --                   --
                                             ---------        ---------        --------           ---------          ----------
 Total dividends and distributions            (0.87)           (0.52)            (0.54)           (0.55)              (0.56)
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period               10.10            11.25             10.97            10.86               10.88
-------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN+                                (2.70)%           7.58%             6.10%            5.03%              19.54%
 Net assets end of period (000's)           $53,555          $61,262           $65,088          $70,542            $ 74,058
-------------------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
 (AFTER EXPENSES WERE ASSUMED)
 Expenses                                      0.64%(1)         0.62%(1)          0.62%            0.62%(1)            0.63%(1)
 Net investment income                         4.69%            4.69%             5.02%            5.13%               5.34%
-------------------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
 (BEFORE EXPENSES WERE ASSUMED)
 Expenses                                      0.64%(1)         0.62%(1)          0.62%            0.62%(1)            0.63%(1)
 Net investment income                         4.69%            4.69%             5.02%            5.13%               5.34%
 Portfolio turnover rate                         13%              26%                7%              25%                  8%



+ Does not reflect the deduction of sales load. Calculated based on the net asset value as of the last business day of the period.
(1)   Does not reflect the effect of expense offset of 0.01%.

 MASSACHUSETTS SERIES



YEAR ENDED NOVEMBER 30                            1999             1998             1997            1996             1995
----------------------                            ----
 Net asset value, beginning of period         $11.33           $11.10           $10.92           $10.97            $9.60
----------------------------------------------------------------------------------------------------------------------------
  Net investment income                         0.50             0.51             0.53             0.57             0.57
  Net realized and unrealized gain (loss)      (0.75)            0.25             0.18            (0.03)            1.37
                                              ----------       ----------       ----------       ----------       ----------
 Total from investment operations              (0.25)            0.76             0.71             0.54             1.94
----------------------------------------------------------------------------------------------------------------------------
  Dividends to shareholders                    (0.50)           (0.51)           (0.53)           (0.57)           (0.57)
  Distributions to shareholders                (0.13)           (0.02)             --             (0.02)            --
                                              ----------       ----------       ----------       ----------       ----------
 Total dividends and distributions             (0.63)           (0.53)           (0.53)           (0.59)           (0.57)
----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                10.45            11.33            11.10            10.92            10.97
----------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN+                                 (2.29)%           7.03%            6.68%            5.07%           20.58%
 Net assets end of period (000's)            $12,029          $15,236          $14,561          $16,021          $16,954
----------------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
 (AFTER EXPENSES WERE ASSUMED)
 Expenses                                       0.85%(1)         0.83%(1)         0.79%(1)         0.50%(1)         0.50%(1)
 Net investment income                          4.61%            4.55%            4.85%            5.23%            5.39%
----------------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
 (BEFORE EXPENSES WERE ASSUMED)
 Expenses                                       0.85%(1)         0.83%(1)         0.81%(1)         0.82%(1)         0.79%(1)
 Net investment income                          4.61%            4.55%            4.83%            4.91%            5.11%
 Portfolio turnover rate                          --%             31%              10%              11%               7%



+ Does not reflect the deduction of sales load. Calculated based on the net asset value as of the last business day of the period.
(1)   Does not reflect the effect of expense offset of 0.01%.

 MICHIGAN SERIES



YEAR ENDED NOVEMBER 30                            1999             1998             1997          1996              1995
----------------------                            ----             ----             ----          ----              ----
 Net asset value, beginning of period         $11.19           $10.94           $10.78           $10.81            $9.46
----------------------------------------------------------------------------------------------------------------------------
  Net investment income                         0.48             0.51             0.53             0.56             0.57
  Net realized and unrealized gain (loss)      (0.73)            0.25             0.16            (0.03)            1.35
                                              ----------       ----------       ----------       ----------       ----------
 Total from investment operations              (0.25)            0.76             0.69             0.53             1.92
----------------------------------------------------------------------------------------------------------------------------
  Dividends to shareholders                    (0.48)           (0.51)           (0.53)           (0.56)           (0.57)
  Distributions to shareholders                (0.43)             --               --               --               --
                                              ----------       ----------       ----------       ----------       ----------
 Total dividends and distributions             (0.91)           (0.51)           (0.53)           (0.56)           (0.57)
----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                10.03            11.19            10.94            10.78            10.81
----------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN+                                 (2.40)%           7.23%            6.52%            5.09%           20.69%
 Net assets end of period (000's)             $15,426          $17,759          $19,512          $20,863         $21,673
----------------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
 (AFTER EXPENSES WERE ASSUMED)
 Expenses                                       0.84%(1)         0.78%(1)         0.72%(1)         0.50%(1)         0.50%(1)
 Net investment income                          4.51%            4.63%            4.95%            5.27%            5.49%
----------------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
 (BEFORE EXPENSES WERE ASSUMED)
 Expenses                                       0.84%(1)         0.78%(1)         0.74%(1)         0.76%(1)         0.77%(1)
 Net investment income                          4.51%            4.63%            4.93%            5.01%            5.22%
 Portfolio turnover rate                          10%              40%               3%               5%              22%



+ Does not reflect the deduction of sales load. Calculated based on the net asset value as of the last business day of the period.

(1)   Does not reflect the effect of expense offset of 0.01%.

 MINNESOTA SERIES



YEAR ENDED NOVEMBER 30                            1999          1998             1997             1996            1995
----------------------                            ----          ----             ----             ----            ----
 Net asset value, beginning of period        $10.82           $10.70           $10.60           $10.61             $9.28
----------------------------------------------------------------------------------------------------------------------------
  Net investment income                        0.44             0.48             0.49             0.54              0.54
  Net realized and unrealized gain (loss)     (0.70)            0.13             0.10            (0.01)             1.33
                                             ---------        ---------        ---------        ---------         ----------
 Total from investment operations             (0.26)            0.61             0.59             0.53              1.87
----------------------------------------------------------------------------------------------------------------------------
  Dividends to shareholders                   (0.44)           (0.49)           (0.49)           (0.54)            (0.54)
  Distributions to shareholders               (0.09)             --               --               --                 --
                                             ---------        ---------        ---------        ---------         ----------
 Total dividends and distributions            (0.53)           (0.49)           (0.49)           (0.54)            (0.54)
----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period               10.03            10.82            10.70            10.60             10.61
----------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN+                                (2.46)%           5.77%            5.76%            5.21%            20.60%
 Net assets end of period (000's)            $7,020           $8,417           $8,742           $9,923           $11,230
----------------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
 (AFTER EXPENSES WERE ASSUMED)
 Expenses                                      1.13%(1)         0.99%(1)         0.94%(1)         0.50%(1)          0.50%(1)
 Net investment income                         4.22%            4.49%            4.68%            5.21%             5.35%
----------------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
 (BEFORE EXPENSES WERE ASSUMED)
 Expenses                                      1.13%(1)         0.99%(1)         0.97%(1)         0.96%(1)          0.98%(1)
 Net investment income                         4.22%            4.49%            4.65%            4.75%             4.88%
 Portfolio turnover rate                         15%              20%              --%               5%                3%



+ Does not reflect the deduction of sales load. Calculated based on the net asset value as of the last business day of the period.

(1)   Does not reflect the effect of expense offset of 0.01%.

 NEW JERSEY SERIES



YEAR ENDED NOVEMBER 30                          1999            1998           1997            1996            1995
----------------------                          ----            ----           ----            ----            ----
 Net asset value, beginning of period          $11.15      $10.88            $10.70          $10.73            $9.47
------------------------------------------------------------------------------------------------------------------------
  Net investment income                          0.51        0.53              0.53            0.55             0.56
  Net realized and unrealized gain (loss)       (0.77)       0.27              0.18           (0.03)            1.26
                                              --------     ---------        --------         ----------       ----------
 Total from investment operations               (0.26)       0.80              0.71            0.52             1.82
------------------------------------------------------------------------------------------------------------------------
  Dividends to shareholders                     (0.51)      (0.53)            (0.53)          (0.55)           (0.56)
  Distributions to shareholders                 (0.16)       --                  --              --               --
                                              --------     ---------        --------         ----------       ----------
 Total dividends and distributions              (0.67)      (0.53)            (0.53)          (0.55)           (0.56)
------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 10.22       11.15             10.88           10.70            10.73
------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN+                                  (2.44)%      7.49%             6.99%           4.93%           19.60%
 Net assets end of period (000's)             $38,566     $41,803           $41,520         $44,829          $47,889
------------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
 (AFTER EXPENSES WERE ASSUMED)
 Expenses                                        0.69%       0.67%(1)          0.66%           0.66%(1)         0.67%(1)
 Net investment income                           4.73%       4.77%             5.02%           5.23%            5.42%
------------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
 (BEFORE EXPENSES WERE ASSUMED)
 Expenses                                        0.69%       0.67%(1)          0.66%           0.66%(1)         0.67%(1)
 Net investment income                           4.73%       4.77%             5.02%           5.23%            5.42%
 Portfolio turnover rate                           10%        21%                14%              5%              14%



+ Does not reflect the deduction of sales load. Calculated based on the net asset value as of the last business day of the period.
(1)   Does not reflect the effect of expense offset of 0.01%.

 NEW YORK SERIES



YEAR ENDED NOVEMBER 30                          1999              1998             1997             1996             1995
----------------------                          ----              ----             ----             ----             ----
 Net asset value, beginning of period          $11.41              $11.11           $10.90            $10.88            $9.46
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income                          0.49                0.52             0.53              0.56             0.56
  Net realized and unrealized gain (loss)       (0.80)               0.30             0.21              0.02             1.42
                                             ---------           ---------        ---------         ----------       ----------
 Total from investment operations               (0.31)               0.82             0.74              0.58             1.98
-------------------------------------------------------------------------------------------------------------------------------
  Dividends to shareholders                     (0.49)              (0.52)           (0.53)            (0.56)           (0.56)
  Distributions to shareholders                 (0.37)               --               --                 --               --
                                             ---------           ---------        ---------         ----------       ----------
 Total dividends and distributions              (0.86)              (0.52)           (0.53)            (0.56)           (0.56)
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 10.24               11.41            11.11             10.90            10.88
-------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN+                                  (2.90)%              7.50%            7.06%             5.46%           21.40%
 Net assets end of period (000's)             $10,719             $12,013          $12,586           $14,020          $14,388
-------------------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
 (AFTER EXPENSES WERE ASSUMED)
 Expenses                                        0.93%(1)            0.84%(1)         0.82%(1)          0.50%(1)         0.50%(1)
 Net investment income                           4.52%               4.57%            4.84%             5.25%            5.43%
-------------------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
 (BEFORE EXPENSES WERE ASSUMED)
 Expenses                                        0.93%(1)            0.84%(1)         0.84%(1)          0.84%(1)         0.85%(1)
 Net investment income                           4.52%               4.57%            4.82%             4.91%            5.09%
 Portfolio turnover rate                            4%                 33%               4%               22%              24%



+ Does not reflect the deduction of sales load. Calculated based on the net asset value as of the last business day of the period.

(1)   Does not reflect the effect of expense offset of 0.01%.

OHIO SERIES



YEAR ENDED NOVEMBER 30                            1999             1998             1997             1996            1995
 Net asset value, beginning of period            $11.15           $10.94           $10.77           $10.80            $9.42
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income                            0.50             0.52             0.53             0.55             0.56
  Net realized and unrealized gain (loss)         (0.75)            0.21             0.17            (0.03)            1.38
                                                 ----------       ----------       ----------       ----------       ----------
 Total from investment operations                 (0.25)            0.73             0.70             0.52             1.94
-------------------------------------------------------------------------------------------------------------------------------
  Dividends to shareholders                       (0.50)           (0.52)           (0.53)           (0.55)           (0.56)
  Distributions to shareholders                   (0.13)             --               --               --               --
                                                 ----------       ----------       ----------       ----------       ----------
 Total dividends and distributions                (0.63)           (0.52)           (0.53)           (0.55)           (0.56)
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                   10.27            11.15            10.94            10.77            10.80
-------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN+                                    (2.29)%           6.84%            6.67%            5.04%           21.02%
 Net assets end of period (000's)               $15,659          $18,580          $18,476          $21,207          $23,104
-------------------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
 (AFTER EXPENSES WERE ASSUMED)
 Expenses                                          0.81%(1)         0.75%(1)         0.73%(1)         0.50%(1)         0.50%(1)
 Net investment income                             4.69%            4.70%            4.90%            5.23%            5.42%
-------------------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
 (BEFORE EXPENSES WERE ASSUMED)
 Expenses                                          0.81%(1)         0.75%(1)         0.74%(1)         0.75%(1)         0.77%(1)
 Net investment income                             4.69%            4.70%            4.89%            4.98%            5.16%
 Portfolio turnover rate                             16%              37%               5%              32%              19%



+ Does not reflect the deduction of sales load. Calculated based on the net asset value as of the last business day of the period.

(1)   Does not reflect the effect of expense offset of 0.01%.

PENNSYLVANIA SERIES



YEAR ENDED NOVEMBER 30                            1999             1998            1997           1996            1995
----------------------                            ----             ----            ----           ----            ----
 Net asset value, beginning of period             $11.15           $10.97          $10.85        $10.85            $9.56
---------------------------------------------------------------------------------------------------------------------------
  Net investment income                            0.52             0.53             0.54         0.55             0.55
  Net realized and unrealized gain (loss)         (0.84)            0.18             0.14           --             1.29
                                                 ----------       ----------      --------      ----------       ----------
 Total from investment operations                 (0.32)            0.71             0.68         0.55             1.84
---------------------------------------------------------------------------------------------------------------------------
  Dividends to shareholders                       (0.52)           (0.53)            (0.54)      (0.55)           (0.55)
  Distributions to shareholders                   (0.12)             --              (0.02)        --              --
                                                 ----------       ----------      --------      ----------       ----------
 Total dividends and distributions                (0.64)           (0.53)            (0.56)      (0.55)           (0.55)
---------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                   10.19            11.15            10.97        10.85            10.85
---------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN+                                    (3.02)%           6.60%             6.53%       5.27%           19.65%
 Net assets end of period (000's)                $49,059          $53,808         $44,056       $47,055          $53,935
---------------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
 (AFTER EXPENSES WERE ASSUMED)
 Expenses                                          0.64%(1)         0.64%(1)          0.66%       0.65%(1)         0.66%(1)
 Net investment income                             4.83%            4.75%             5.01%       5.17%            5.29%
---------------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
 (BEFORE EXPENSES WERE ASSUMED)
 Expenses                                          0.64%(1)         0.64%(1)          0.66%       0.65%(1)         0.66%(1)
 Net investment income                             4.83%            4.75%             5.01%       5.17%            5.29%
 Portfolio turnover rate                              6%              26%                8%         --%               8%



+ Does not reflect the deduction of sales load. Calculated based on the net asset value as of the last business day of the period.

(1)   Does not reflect the effect of expense offset of 0.01%.

NOTES



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66

NOTES



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                                                                              67

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68

MORGAN STANLEY DEAN WITTER
FAMILY OF FUNDS

                          The Morgan Stanley Dean Witter Family of Funds offers investors a wide range of investment choices. Come on in and meet the family!

--------------------------------------------------------------------------------


 GROWTH FUNDS
American Opportunities Fund
Capital Growth Securities
Developing Growth Securities
Growth Fund
Market Leader Trust
Mid-Cap Equity Trust
Next Generation Trust
Small Cap Growth Fund
Special Value Fund
21st Century Trend Fund

THEME FUNDS
Financial Services Trust
Health Sciences Trust
Information Fund
Natural Resource Development Securities

GLOBAL/INTERNATIONAL FUNDS
Competitive Edge Fund - "Best Ideas" Portfolio
European Growth Fund
Fund of Funds - International Portfolio
International Fund
International SmallCap Fund
Japan Fund
Latin American Growth Fund
Pacific Growth Fund

--------------------------------------------------------------------------------

GROWTH & INCOME FUNDS
Balanced Growth Fund
Balanced Income Fund
Convertible Securities Trust
Dividend Growth Securities
Equity Fund
Fund of Funds - Domestic Portfolio
Income Builder Fund
Mid-Cap Dividend Growth Securities
S&P 500 Index Fund
S&P 500 Select Fund
Strategist Fund
Total Market Index Fund
Total Return Trust
Value Fund
Value-Added Market Series/Equity Portfolio

THEME FUNDS
Real Estate Fund
Utilities Fund

GLOBAL FUNDS
Global Dividend Growth Securities
Global Utilities Fund

--------------------------------------------------------------------------------

INCOME FUNDS

GOVERNMENT INCOME FUNDS
Federal Securities Trust
Short-Term U.S. Treasury Trust
U.S. Government Securities Trust

DIVERSIFIED INCOME FUNDS
Diversified Income Trust

CORPORATE INCOME FUNDS
High Yield Securities
Intermediate Income Securities
Short-Term Bond Fund(NL)

GLOBAL INCOME FUNDS
North American Government Income Trust
World Wide Income Trust

TAX-FREE INCOME FUNDS
California Tax-Free Income Fund
Hawaii Municipal Trust(FSC)
Limited Term Municipal Trust(NL)
Multi-State Municipal Series Trust(FSC)
New York Tax-Free Income Fund
Tax-Exempt Securities Trust

--------------------------------------------------------------------------------

MONEY MARKET FUNDS

TAXABLE MONEY MARKET FUNDS
Liquid Asset Fund(MM)
U.S. Government Money Market Trust(MM)

TAX-FREE MONEY MARKET FUNDS
California Tax-Free Daily Income Trust(MM)
New York Municipal Money Market Trust(MM)
Tax-Free Daily Income Trust(MM)

--------------------------------------------------------------------------------


NEW FUNDS


There may be Funds created after this Prospectus was published. Please consult the inside back cover of a new Fund's Prospectus for its designation, e.g., Multi-Class Fund or Money Market Fund.

Unless otherwise noted, each listed Morgan Stanley Dean Witter Fund, except for North American Government Income Trust and Short-Term U.S. Treasury Trust, is a Multi-Class Fund. A Multi-Class Fund is a mutual fund offering multiple Classes of shares. The other types of Funds are: NL -- No-Load (Mutual) Fund; MM -- Money Market Fund; FSC -- A mutual fund sold with a front-end sales charge and a distribution (12b-1) fee.

                                           PROSPECTUS - FEBRUARY 25, 2000


Additional information about each Series' investments is available in the Fund's Annual and Semi-Annual Reports to Shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected a Series' performance during the Fund's last fiscal year. The Fund's Statement of Additional Information also provides additional information about each Series, including investment and risk information concerning municipal obligations of each relevant state. The Statement of Additional Information is incorporated herein by reference (legally is part of this Prospectus). For a free copy of any of these documents, to request other information about the Fund, or to make shareholder inquiries, please call:

                                 (800) 869-NEWS


You also may obtain information about the Fund by calling your Morgan Stanley Dean Witter Financial Advisor or by visiting our Internet site at:

                         WWW.MSDW.COM/INDIVIDUAL/FUNDS

Information about the Fund (including the Statement of Additional Information) can be viewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information about the Reference Room's operations may be obtained by calling the SEC at (202) 942-8090. Reports and other information about a Series are available on the EDGAR Database on the SEC's Internet site at (www.sec.gov), and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-0102.


TICKER SYMBOLS:

 Arizona             DWAZX
--------------------------
 California          DWCAX
--------------------------
 Florida             DWFLX
--------------------------
 Massachusetts       DWMAX
--------------------------
 Michigan            DWMIX
--------------------------
 Minnesota           DWMNX
--------------------------
 New Jersey          DWNJX
--------------------------
 New York            DWNYX
--------------------------
 Ohio                DWOHX
--------------------------
 Pennsylvania        DWPAX
--------------------------


(THE FUND'S INVESTMENT COMPANY ACT FILE NO. IS 811-6208)



                                                     Morgan Stanley Dean Witter
                                                     --------------------------

                                                          MULTI-STATE MUNICIPAL
                                                                   SERIES TRUST
                                                     Consisting of ten separate
                                                                fund portfolios:
                                                                 Arizona Series
                                                              California Series
                                                                 Florida Series
                                                           Massachusetts Series
                                                                Michigan Series
                                                               Minnesota Series
                                                              New Jersey Series
                                                                New York Series
                                                                    Ohio Series
                                                            Pennsylvania Series


    EACH SERIES SEEKS TO PROVIDE A HIGH LEVEL OF CURRENT INCOME EXEMPT FROM BOTH
       FEDERAL AND DESIGNATED STATE INCOME TAXES CONSISTENT WITH PRESERVATION OF
                                                                         CAPITAL

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
LETTER TO THE SHAREHOLDERS November 30, 1999
                                                         Two World Trade Center,
                                                        New York, New York 10048

DEAR SHAREHOLDER:

The U.S. economy, led by consumer demand, continued to experience robust growth during the twelve-month period ended November 30, 1999. As a result, the fixed-income markets anticipated that the Federal Reserve Board would change monetary policy and remove the liquidity provided during last year's international economic difficulties. Between June and November the Fed changed monetary policy, raising the federal-funds rate 75 basis points in three moves, to 5.50 percent. By November long-term interest rates had risen to levels last seen more than two years ago.

MUNICIPAL MARKET OVERVIEW

Long-term insured municipal index yields began 1999 near a record low of 5.00 percent. By the end of November, this index yield had increased 100 basis points to 6.00 percent. Because the prices of bonds move inversely to changes in interest rates, higher yields have led to significantly lower bond prices. The increase in the index yield translated to a 13 percent price decline for a generic insured municipal bond with a 30-year maturity.

The municipal market outperformed U.S. Treasury bonds early in the year but later gave ground. The ratio of municipal long-term yields to Treasury yields declined from 99 percent at the end of 1998 to 91 percent in May 1999, then reversed itself by rising to 95 percent by the end of November. A declining ratio means municipals have outperformed Treasuries, and a rising ratio indicates underperformance by municipals. Over the past five years the ratio has ranged from a high of 99 percent to a low of 82 percent.

Higher interest rates slowed municipal underwriting in 1999. New-issue volume declined 20 percent in the first 11 months. Refunding activity, the most interest-rate-sensitive component of supply, dropped 50 percent.

PORTFOLIO STRUCTURE

The average duration of the 10 single-state portfolios that make up Morgan Stanley Dean Witter Multi-State Municipal Series Trust was

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
LETTER TO THE SHAREHOLDERS November 30, 1999, continued


maintained at 7 years during the past 12 months. Average duration is a measure of sensitivity to interest-rate changes. Weighted average bond maturities ranged from 15 to 18 years and average call protection was 6 years. Several of the individual state portfolios hold issues in the refunded-bond category. These bonds have been refinanced and will be redeemed on the dates shown in the individual state portfolios.

On the following pages we have summarized details regarding the various state series for your convenience. Here you will find information on credit quality, duration, maturity, call protection, net asset values, distributions and performance. The accompanying charts compare the performance of each series to that of the Lehman Brothers Municipal Bond Index.

LOOKING AHEAD

The Federal Reserve Board raised interest rates twice in the summer and again in November 1999. These moves confirmed its previously disclosed bias of becoming less accommodative in the face of continued strong domestic economic growth. We anticipate that the central bank may raise short-term interest rates further and influence the level of long-term rates. However, we believe municipal bonds continue to offer tax conscious investors good long-term value relative to Treasuries.

We appreciate your ongoing support of Morgan Stanley Dean Witter Multi-State Municipal Series Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo                  /s/ Mitchell M. Merin

Charles A. Fiumefreddo                      Mitchell M. Merin
Chairman of the Board                       President

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FUND PERFORMANCE  November 30, 1999

                                ARIZONA

GROWTH OF $10,000
---------------------------------------------------------
($ IN THOUSANDS)
---------------------------------------------------------
           Average Annual Total Returns
---------------------------------------------------------
       1 Year      5 Years     Life of Fund
       (2.53)%(1)   6.48%(1)     6.09%(1)
       (6.43)%(2)   5.61%(2)     5.59%(2)

                                    Fund    Lehman(4)
                    Apr 30, 1991     9.6      10
                    Nov 30, 1991    10.143    10.594
                    Nov 30, 1992    11.268    11.657
                    Nov 30, 1993    12.554    12.949
                    Nov 30, 1994    11.654    12.269
                    Nov 30, 1995    13.894    14.588
                    Nov 30, 1996    14.538    15.446
                    Nov 30, 1997    15.358    16.554
                    Nov 30, 1998    16.367    17.838
                    Nov 30, 1999    15.953(3) 17.647

             PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS.

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable front-end sales charge (4%). See the Fund's current prospectus for complete details on fees and sales charges.

(3) Closing value including the deduction of a 4% front-end sales charge, assuming a complete redemption on November 30, 1999.

(4) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investor Service, Inc. or Standard & Poor's Corp., respectively. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

                                CALIFORNIA


GROWTH OF $10,000
---------------------------------------------------------
($ IN THOUSANDS)
---------------------------------------------------------
           Average Annual Total Returns
---------------------------------------------------------
       1 Year      5 Years     Life of Fund
       (3.10)%(1)  7.34%(1)    6.74%(1)
       (6.98)%(2)  6.46%(2)    6.25%(2)

                                    Fund    Lehman(4)
                    Jan 15, 1991     9.6      10
                    Nov 30, 1991    10.588    10.833
                    Nov 30, 1992    11.671    11.92
                    Nov 30, 1993    13.162    13.241
                    Nov 30, 1994    12.022    12.546
                    Nov 30, 1995    14.445    14.917
                    Nov 30, 1996    15.442    15.795
                    Nov 30, 1997    16.433    16.927
                    Nov 30, 1998    17.679    18.241
                    Nov 30, 1999    17.130(3) 18.045

             PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS.

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable front-end sales charge (4%). See the Fund's current prospectus for complete details on fees and sales charges.

(3) Closing value including the deduction of a 4% front-end sales charge, assuming a complete redemption on November 30, 1999.

(4) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investor Service, Inc. or Standard & Poor's Corp., respectively. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

                                FLORIDA

GROWTH OF $10,000
---------------------------------------------------------
($ IN THOUSANDS)
---------------------------------------------------------
           Average Annual Total Returns
---------------------------------------------------------
       1 Year      5 Years     Life of Fund
       (2.70)%(1)  6.88%(1)    6.52%(1)
       (6.59)%(2)  6.01%(2)    6.03%(2)

                                    Fund    Lehman(4)
                    Jan 15, 1991     9.6      10
                    Nov 30, 1991    10.449    10.833
                    Nov 30, 1992    11.589    11.92
                    Nov 30, 1993    13.002    13.241
                    Nov 30, 1994    12.055    12.546
                    Nov 30, 1995    14.411    14.917
                    Nov 30, 1996    15.135    15.795
                    Nov 30, 1997    16.059    16.927
                    Nov 30, 1998    17.275    18.241
                    Nov 30, 1999    16.810(3) 18.045

             PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS.

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable front-end sales charge (4%). See the Fund's current prospectus for complete details on fees and sales charges.

(3) Closing value including the deduction of a 4% front-end sales charge, assuming a complete redemption on November 30, 1999.

(4) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investor Service, Inc. or Standard & Poor's Corp., respectively. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FUND PERFORMANCE  November 30, 1999, continued

                                MASSACHUSETTS

GROWTH OF $10,000
---------------------------------------------------------
($ IN THOUSANDS)
---------------------------------------------------------
           Average Annual Total Returns
---------------------------------------------------------
       1 Year      5 Years     Life of Fund
       (2.29)%(1)  7.17%(1)    6.86%(1)
       (6.20)%(2)  6.29%(2)    6.37%(2)


                                    Fund    Lehman(4)
                    Jan 15, 1991     9.6      10
                    Nov 30, 1991    10.548    10.833
                    Nov 30, 1992    11.727    11.92
                    Nov 30, 1993    13.259    13.241
                    Nov 30, 1994    12.236    12.546
                    Nov 30, 1995    14.755    14.917
                    Nov 30, 1996    15.503    15.795
                    Nov 30, 1997    16.538    16.927
                    Nov 30, 1998    17.701    18.241
                    Nov 30, 1999    17.296(3) 18.045

             PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS.

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable front-end sales charge (4%). See the Fund's current prospectus for complete details on fees and sales charges.

(3) Closing value including the deduction of a 4% front-end sales charge, assuming a complete redemption on November 30, 1999.

(4) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investor Service, Inc. or Standard & Poor's Corp., respectively. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

                                MICHIGAN

GROWTH OF $10,000
---------------------------------------------------------
($ IN THOUSANDS)
---------------------------------------------------------
           Average Annual Total Returns
---------------------------------------------------------
       1 Year      5 Years     Life of Fund
       (2.40)%(1)  7.17%(1)    6.76%(1)
       (6.31)%(2)  6.30%(2)    6.27%(2)

                                    Fund    Lehman(4)
                    Jan 15, 1991     9.6      10
                    Nov 30, 1991    10.516    10.833
                    Nov 30, 1992    11.754    11.92
                    Nov 30, 1993    13.197    13.241
                    Nov 30, 1994    12.132    12.546
                    Nov 30, 1995    14.642    14.917
                    Nov 30, 1996    15.387    15.795
                    Nov 30, 1997    16.389    16.927
                    Nov 30, 1998    17.574    18.241
                    Nov 30, 1999    17.152(3) 18.045

             PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS.

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable front-end sales charge (4%). See the Fund's current prospectus for complete details on fees and sales charges.

(3) Closing value including the deduction of a 4% front-end sales charge, assuming a complete redemption on November 30, 1999.

(4) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investor Service, Inc. or Standard & Poor's Corp., respectively. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.





















                                MINNESOTA

GROWTH OF $10,000
---------------------------------------------------------
($ IN THOUSANDS)
---------------------------------------------------------
           Average Annual Total Returns
---------------------------------------------------------
       1 Year      5 Years     Life of Fund
       (2.46)%(1)  6.72%(1)    6.06%(1)
       (6.36)%(2)  5.85%(2)    5.58%(2)

                                    Fund    Lehman(4)
                    Jan 15, 1991     9.6      10
                    Nov 30, 1991    10.312    10.833
                    Nov 30, 1992    11.334    11.92
                    Nov 30, 1993    12.767    13.241
                    Nov 30, 1994    11.692    12.546
                    Nov 30, 1995    14.1      14.917
                    Nov 30, 1996    14.835    15.795
                    Nov 30, 1997    15.689    16.927
                    Nov 30, 1998    16.594    18.241
                    Nov 30, 1999    16.186(3) 18.045

             PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS.

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable front-end sales charge (4%). See the Fund's current prospectus for complete details on fees and sales charges.

(3) Closing value including the deduction of a 4% front-end sales charge, assuming a complete redemption on November 30, 1999.

(4) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investor Service, Inc. or Standard & Poor's Corp., respectively. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FUND PERFORMANCE  November 30, 1999, continued

                                NEW JERSEY

GROWTH OF $10,000
---------------------------------------------------------
($ IN THOUSANDS)
---------------------------------------------------------
           Average Annual Total Returns
---------------------------------------------------------
       1 Year      5 Years     Life of Fund
       (2.44)%(1)  7.08%(1)    6.66%(1)
       (6.34)%(2)  6.21%(2)    6.17%(2)

                                    Fund    Lehman(4)
                    Jan 15, 1991     9.6      10
                    Nov 30, 1991    10.521    10.833
                    Nov 30, 1992    11.714    11.92
                    Nov 30, 1993    13.123    13.241
                    Nov 30, 1994    12.079    12.546
                    Nov 30, 1995    14.445    14.917
                    Nov 30, 1996    15.158    15.795
                    Nov 30, 1997    16.218    16.927
                    Nov 30, 1998    17.432    18.241
                    Nov 30, 1999    17.007(3) 18.045

             PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS.

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable front-end sales charge (4%). See the Fund's current prospectus for complete details on fees and sales charges.

(3) Closing value including the deduction of a 4% front-end sales charge, assuming a complete redemption on November 30, 1999.

(4) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investor Service, Inc. or Standard & Poor's Corp., respectively. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

                                NEW YORK

GROWTH OF $10,000
---------------------------------------------------------
($ IN THOUSANDS)
---------------------------------------------------------
           Average Annual Total Returns
---------------------------------------------------------
       1 Year      5 Years     Life of Fund
       (2.90)%(1)  7.42%(1)    6.83%(1)
       (6.79)%(2)  6.55%(2)    6.34%(2)

                                    Fund    Lehman(4)
                    Jan 15, 1991     9.6      10
                    Nov 30, 1991    10.63     10.833
                    Nov 30, 1992    11.73     11.92
                    Nov 30, 1993    13.244    13.241
                    Nov 30, 1994    12.058    12.546
                    Nov 30, 1995    14.638    14.917
                    Nov 30, 1996    15.437    15.795
                    Nov 30, 1997    16.526    16.927
                    Nov 30, 1998    17.766    18.241
                    Nov 30, 1999    17.250(3) 18.045

             PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS.

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable front-end sales charge (4%). See the Fund's current prospectus for complete details on fees and sales charges.

(3) Closing value including the deduction of a 4% front-end sales charge, assuming a complete redemption on November 30, 1999.

(4) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investor Service, Inc. or Standard & Poor's Corp., respectively. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FUND PERFORMANCE  November 30, 1999, continued

                                OHIO

GROWTH OF $10,000
---------------------------------------------------------
($ IN THOUSANDS)
---------------------------------------------------------
           Average Annual Total Returns
---------------------------------------------------------
       1 Year      5 Years     Life of Fund
       (2.29)%(1)  7.20%(1)    6.63%(1)
       (6.20)%(2)  6.33%(2)    6.14%(2)

                                    Fund    Lehman(4)
                    Jan 15, 1991     9.6      10
                    Nov 30, 1991    10.402    10.833
                    Nov 30, 1992    11.558    11.92
                    Nov 30, 1993    13.083    13.241
                    Nov 30, 1994    11.991    12.546
                    Nov 30, 1995    14.511    14.917
                    Nov 30, 1996    15.243    15.795
                    Nov 30, 1997    16.26     16.927
                    Nov 30, 1998    17.371    18.241
                    Nov 30, 1999    16.974(3) 18.045

             PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS.

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable front-end sales charge (4%). See the Fund's current prospectus for complete details on fees and sales charges.

(3) Closing value including the deduction of a 4% front-end sales charge, assuming a complete redemption on November 30, 1999.

(4) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investor Service, Inc. or Standard & Poor's Corp., respectively. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

                                PENNSYLVANIA

GROWTH OF $10,000
---------------------------------------------------------
($ IN THOUSANDS)
---------------------------------------------------------
           Average Annual Total Returns
---------------------------------------------------------
       1 Year      5 Years     Life of Fund
       (3.02)%(1)  6.76%(1)    6.48%(1)
       (6.90)%(2)  5.90%(2)    5.99%(2)

                                    Fund    Lehman(4)
                    Jan 15, 1991     9.6      10
                    Nov 30, 1991    10.442    10.833
                    Nov 30, 1992    11.64     11.92
                    Nov 30, 1993    13.112    13.241
                    Nov 30, 1994    12.084    12.546
                    Nov 30, 1995    14.458    14.917
                    Nov 30, 1996    15.22     15.795
                    Nov 30, 1997    16.212    16.927
                    Nov 30, 1998    17.283    18.241
                    Nov 30, 1999    16.762(3) 18.045

             PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS.

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable front-end sales charge (4%). See the Fund's current prospectus for complete details on fees and sales charges.

(3) Closing value including the deduction of a 4% front-end sales charge, assuming a complete redemption on November 30, 1999.

(4) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investor Service, Inc. or Standard & Poor's Corp., respectively. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

                 (This page has been left blank intentionally.)

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
PORTFOLIO SUMMARY November 30, 1999 (unaudited)

                                                    ARIZONA        CALIFORNIA         FLORIDA       MASSACHUSETTS
                                                    SERIES           SERIES           SERIES           SERIES
--------------------------------------------------------------------------------------------------------------
Credit Ratings (1):
Aaa or AAA ..................................        50%               69%              74%              57%
Aa or AA ....................................        27                18               12               16
A or A ......................................        23                 7                7                9
Baa or BBB ..................................        --                 6                7               18
Ba or BB ....................................        --                --               --               --
Non-Rated (2) ...............................        --                --               --               --
Long-Term Portfolio Distribution by Call Date
  2000 ......................................         5%               --                5%               5%
  2001 ......................................         5                10%              11                8
  2002 ......................................        31                16               29               15
  2003 ......................................         6                 8                4               22
  2004 ......................................         9                --               --                4
  2005 ......................................         3                --                6                9
  2006 ......................................        --                12                7                7
  2007 ......................................        --                --                6               --
  2008 ......................................        15                18                6               12
  2009 ......................................         5                 6                7                4
  2010+ .....................................        21                30               19               14
Average Weighted (3):
  Maturity ..................................        16 Years          17 Years         17 Years         15 Years
  Call Protection ...........................         6 Years           8 Years          6 Years          6 Years
  Modified Duration .........................         7 Years           8 Years          7 Years          7 Years
Per Share Net Asset Value:
  November 30, 1998 .........................   $ 10.81           $ 11.22          $ 11.25          $ 11.33
  November 30, 1999 .........................   $  9.90           $ 10.18          $ 10.10          $ 10.45
Distributions (4) ...........................   $  0.65           $  0.71          $  0.87          $  0.63
Total Return (5):
  12 months ended 11/30/99 ..................    (2.53)%            (3.10)%         (2.70)%          (2.29)%

---------------
(1) Represents Moody's or Standard & Poor's ratings of the credit quality of the long-term bonds owned by each Series.
(2) Unrated at time of purchase; deemed by Investment Manager to be comparable to investment grade securities.
(3) Includes short-term securities.
(4) Includes all income dividends and capital gains distributions, if any, paid by each Series for 12 months ended November 30, 1999.
(5) Total return figures represent the change in each Series' total value for each period measured, taking into account the change in NAV plus compounded, reinvested dividends and do not reflect the deduction of sales load. Calculated based on the net asset value as of the last business day of the period.

    MICHIGAN           MINNESOTA         NEW JERSEY          NEW YORK             OHIO           PENNSYLVANIA
     SERIES             SERIES             SERIES             SERIES             SERIES             SERIES
-------------------------------------------------------------------------------------------------------------
        85%               33%                60%                41%                62%                 68%
        10                42                 21                 10                 23                  15
         5                11                  8                 34                  7                  13
        --                 8                  8                 10                  8                  --
        --                --                 --                 --                 --                  --
        --                 6                  3                  5                 --                   4

        --                 3%                 5%                --                  3%                 --
         9%                5                 10                 --                 14                  12%
        34                25                 25                 13%                27                  28
         7                30                  7                 11                  2                  13
        --                --                 --                  5                 --                  --
        14                --                 13                 15                 15                   4
         3                 5                  6                 25                 --                   4
        --                --                  3                  6                  7                   4
        23                18                 18                 11                 10                  21
         5                 8                 10                  5                 13                   6
         5                 6                  3                  9                  9                   8

        17 Years          15 Years           16 Years           17 Years           17 Years            18 Years
         5 Years           5 Years            5 Years            6 Years            6 Years             5 Years
         7 Years           7 Years            7 Years            7 Years            7 Years             7 Years

  $  11.19           $ 10.82            $ 11.15            $ 11.41            $ 11.15             $ 11.15
  $  10.03           $ 10.03            $ 10.22            $ 10.24            $ 10.27             $ 10.19
  $   0.91           $  0.53            $  0.67            $  0.86            $  0.63             $  0.64

    (2.40)%           (2.46)%            (2.44)%            (2.90)%            (2.29)%             (3.02)%

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- ARIZONA SERIES PORTFOLIO OF INVESTMENTS November 30, 1999

 PRINCIPAL
 AMOUNT IN                                                                             COUPON       MATURITY
 THOUSANDS                                                                              RATE          DATE         VALUE
---------------------------------------------------------------------------------------------------------------------------
             ARIZONA TAX-EXEMPT MUNICIPAL BONDS (90.9%)
             General Obligation (13.2%)
   $ 1,000   Paradise Valley Unified School District #69, Ser B 1995 (MBIA) ..........   5.25 %     07/01/15    $   956,860
             Phoenix,
     1,000     Refg Ser 1992 .........................................................   6.375      07/01/13      1,057,650
     1,000     Refg Ser 1999 B .......................................................   4.50       07/01/20        822,950
     1,000   Tucson, Refg Ser 1998 ...................................................   5.50       07/01/18        977,200
     1,000   Puerto Rico, Public Improvement Ser 1998 (MBIA) .........................   6.00       07/01/16      1,048,320
 ---------                                                                                                      -----------
     5,000                                                                                                        4,862,980
 ---------                                                                                                      -----------
             Educational Facilities Revenue (5.5%)
     1,000   Arizona Board of Regents, Arizona State University Ser 1992 A ...........   5.50       07/01/19        958,330
     1,000   University of Arizona, Telecommunications Ser 1991 COPs .................   6.50       07/15/12      1,058,030
 ---------                                                                                                      -----------
     2,000                                                                                                        2,016,360
 ---------                                                                                                      -----------
             Electric Revenue (4.5%)
       820   Salt River Project Agricultural Improvement & Power District,
               Refg 1992 Ser D .......................................................   6.25       01/01/27        831,119
     1,000   Puerto Rico Electric Power Authority, Power Ser DD (FSA) ................   4.50       07/01/19        835,580
 ---------                                                                                                      -----------
     1,820                                                                                                        1,666,699
 ---------                                                                                                      -----------
             Hospital Revenue (10.9%)
     2,000   Maricopa County Industrial Development Authority, Catholic Healthcare
               West 1992 Ser A (MBIA) ................................................   5.75       07/01/11      2,054,100
       865   Mesa Industrial Development Authority, Discovery Health Ser 1999 A
               (MBIA) ................................................................   5.875      01/01/16        867,396
     1,100   Pima County Industrial Development Authority, Carondelet Health
 ---------     Care Corp Ser 1993 (MBIA) .............................................   5.25       07/01/13      1,086,283
                                                                                                                -----------
     3,965                                                                                                        4,007,779
 ---------                                                                                                      -----------
             Industrial Development/Pollution Control Revenue (9.8%)
     1,000   Greenlee County Industrial Development Authority, Phelps Dodge Corp
               Refg 1994 .............................................................   5.45       06/01/09        958,500
     1,000   Mohave County Industrial Development Authority, Citizens Utilities Co
               1993 Ser B (AMT) ......................................................   5.80       11/15/28        935,150
     1,700   Santa Cruz County Industrial Development Authority, Citizens Utilities Co
 ---------     Ser 1991 (AMT) ........................................................   7.15       02/01/23      1,722,899
                                                                                                                -----------
     3,700                                                                                                        3,616,549
 ---------                                                                                                      -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- ARIZONA SERIES PORTFOLIO OF INVESTMENTS November 30, 1999, continued

 PRINCIPAL
 AMOUNT IN                                                                                  COUPON      MATURITY
 THOUSANDS                                                                                   RATE         DATE        VALUE
------------------------------------------------------------------------------------------------------------------------------
             Mortgage Revenue - Multi-Family (2.6%)
   $  925    Pima County Industrial Development Authority, Rancho Mirage Ser 1992
   ------      (AMT) (AGRC) .............................................................    7.05 %     04/01/22    $  967,041
                                                                                                                    ----------
             Public Facilities Revenue (7.7%)
             Arizona,
      500      Refg Ser 1992 B COPs (AMBAC) .............................................    6.25       09/01/10       525,625
      500      Ser 1991 COPs (FSA) ......................................................    6.25       09/01/11       522,325
    1,000    Phoenix Civic Improvement Corporation, Phoenix Municipal
               Courthouse Sr Lien Excise Tax Ser 1999 A .................................    5.25       07/01/24       908,930
    1,000    Puerto Rico Infrastructure Financing Authority, Special Tax Ser 1997 A
   ------      (AMBAC) ..................................................................    5.00       07/01/28       876,720
                                                                                                                    ----------
    3,000                                                                                                            2,833,600
   ------                                                                                                           ----------
             Transportation Facilities Revenue (10.5%)
    1,000    Phoenix, Street & Highway User Refg Ser 1993 ...............................    5.125      07/01/11       989,200
             Tucson,
    1,000      Street & Highway User Sr Lien Refg Ser 1993 ..............................    5.50       07/01/09     1,019,670
    1,000      Street & Highway User Sr Lien Refg Ser 1996 (MBIA) .......................    6.00       07/01/10     1,072,870
    1,000    Puerto Rico Highway & Transportation Authority, Ser 1998 A .................    4.75       07/01/38       791,870
   ------                                                                                                           ----------
    4,000                                                                                                            3,873,610
   ------                                                                                                           ----------
             Water & Sewer Revenue (18.3%)
      400    Arizona Wastewater Management Authority, Wastewater Ser 1992 A
               (AMBAC) ..................................................................    5.95       07/01/12       409,624
    1,000    Arizona Water Infrastructure Finance Authority, Water Quality Ser 1998 A
               (MBIA) ...................................................................    5.00       07/01/17       908,380
    1,000    Chandler, Water & Sewer Refg Ser 1992 (FGIC) ...............................    6.25       07/01/13     1,050,260
    1,000    Gilbert, Water & Wastewater Refg Ser 1992 (FGIC) ...........................    6.50       07/01/22     1,050,271
    1,000    Mesa, Utility Ser 1998 (MBIA) ..............................................    4.50       07/02/18       831,310
    1,000    Phoenix Civic Improvement Corporation, Wastewater Refg Ser 1993 ............    4.75       07/01/23       835,560
    1,000    Pima County Metropolitan Domestic Water Improvement District,
               Refg Ser 1999 (FGIC) .....................................................    4.875      01/01/19       877,250
    1,000    Scottsdale Water & Sewer Refg Ser 1998 E ...................................    4.50       07/01/23       807,640
   ------                                                                                                           ----------
    7,400                                                                                                            6,770,295
   ------                                                                                                           ----------
             Refunded (7.9%)
    1,150    Arizona Health Facilities Authority, Phoenix Baptist Hospital & Medical
               Center Inc & Medical Environments Inc Ser 1992 (MBIA) (ETM) ..............    6.25       09/01/11     1,216,654
      600    Arizona Wastewater Management Authority, Wastewater Refg Ser 1992 A
               (AMBAC) ..................................................................    5.95       07/01/02+      633,498
    1,000    Tucson, Water Refg Ser 1991 ................................................    6.50       07/01/01+    1,049,270
   ------                                                                                                           ----------
    2,750                                                                                                            2,899,422
   ------                                                                                                           ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- ARIZONA SERIES PORTFOLIO OF INVESTMENTS November 30, 1999, continued

 PRINCIPAL
 AMOUNT IN                                                                           COUPON      MATURITY
 THOUSANDS                                                                            RATE         DATE         VALUE
------------------------------------------------------------------------------------------------------------------------
 $  34,560   TOTAL ARIZONA TAX-EXEMPT MUNICIPAL BONDS
 ---------   (Identified Cost $33,994,276).................................................................  $33,514,335
                                                                                                             -----------
             SHORT-TERM ARIZONA TAX-EXEMPT MUNICIPAL OBLIGATIONS (7.1%)
       900   Maricopa County, Arizona Public Service Co Ser 1994 C (Demand 12/01/99)  3.75*%     05/01/29        900,000
     1,700   Tempe, Excise Tax Ser 1998 (Demand 12/01/99) ..........................  3.75*      07/01/23      1,700,000
 ---------                                                                                                   -----------
     2,600   TOTAL SHORT-TERM ARIZONA TAX-EXEMPT MUNICIPAL OBLIGATIONS
 ---------   (Identified Cost $2,600,000) .................................................................    2,600,000
                                                                                                             -----------
 $  37,160   TOTAL INVESTMENTS (Identified Cost $36,594,276) (a) ..................                 98.0%     36,114,335
 =========
             CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES  ......................                  2.0         752,859
                                                                                                 --------    -----------
             NET ASSETS ...........................................................                100.0%    $36,867,194
                                                                                                 ========    ===========

---------------
AMT     Alternative Minimum Tax.
COPs    Certificates of Participation.
ETM     Escrowed to maturity.
 *      Current coupon of variable rate demand obligation.
 +      Prerefunded to call date shown.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $790,898 and the aggregate gross unrealized depreciation is $1,270,839, resulting in net unrealized depreciation of $479,941.

Bond Insurance:
---------------
AGRC    Asset Guaranty Reinsurance Company.
AMBAC   AMBAC Assurance Corporation.
FGIC    Financial Guaranty Insurance Company.
FSA     Financial Security Assurance Inc.
MBIA    Municipal Bond Investors Assurance Corporation.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- CALIFORNIA
 SERIES
PORTFOLIO OF INVESTMENTS November 30, 1999

 PRINCIPAL
 AMOUNT IN                                                                                  COUPON  MATURITY
 THOUSANDS                                                                                   RATE     DATE          VALUE
----------------------------------------------------------------------------------------------------------------------------
              CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS (90.8%)
              General Obligation (12.4%)
              California,
  $ 2,000       Various Purpose 04/01/93 (FSA) ..........................................    5.50 %  04/01/19    $ 1,930,620
    2,000       Refg Dtd 10/01/98 (MBIA) ................................................    4.50    10/01/28      1,588,460
    2,500     Carlsbad Unified School District, Ser 1997 (FGIC) .........................    0.00    11/01/16        942,425
    3,000     Los Angeles Unified School District, 1997 Ser B (FGIC) ....................    5.00    07/01/23      2,647,920
    3,000     Mojave Water Agency, Impr Dist M Morongo Basin Pipeline Refg
                Ser 1996 (FGIC) .........................................................    5.80    09/01/22      2,973,510
    2,000     Puerto Rico, Public Improvement Ser 1998 (Secondary MBIA) .................    4.875   07/01/23      1,738,320
  -------                                                                                                        -----------
   14,500                                                                                                         11,821,255
  -------                                                                                                        -----------
              Educational Facilities Revenue (5.5%)
              California Educational Facilities Authority,
    1,360       Loyola Marymount University Refg Ser 1992 ...............................    6.00    10/01/14      1,387,581
    1,500       University of San Diego Refg Ser 1998 (AMBAC) ...........................    4.75    10/01/15      1,362,750
    2,500       University of Southern California Ser 1993 B ............................    5.80    10/01/15      2,534,300
  -------                                                                                                        -----------
    5,360                                                                                                          5,284,631
  -------                                                                                                        -----------
              Electric Revenue (9.8%)
    2,000     Burbank, Electric Ser 1998 (FSA) ..........................................    4.75    06/01/23      1,689,400
    2,000     Los Angeles Department of Water & Power, Refg Issue of 1993
                (Secondary AMBAC) .......................................................    5.375   09/01/23      1,871,400
    1,000     Sacramento Municipal Utility District, Refg 1993 Ser D (MBIA) .............    5.625   11/15/15        994,250
    5,000     Southern California Public Power Authority, Mead - Phoenix (AMBAC) ........    5.15    07/01/15      4,772,900
  -------                                                                                                        -----------
   10,000                                                                                                          9,327,950
  -------                                                                                                        -----------
              Hospital Revenue (11.2%)
              California Health Facilities Financing Authority,
    2,000       Catholic Health Corp Ser 1992 A (MBIA) ..................................    6.00    07/01/13      2,084,280
    3,000       Scripps Memorial Hospitals Ser 1992 A (MBIA) ............................    6.375   10/01/22      3,061,290
    2,000     California Statewide Communities Development Authority, Cedars-Sinai
                Medical Center Ser 1992 COPs ............................................    6.50    08/01/12      2,157,240
    4,000     Duarte, City of Hope National Medical Center Ser 1999 A COPs ..............    5.25    04/01/19      3,420,400
  -------                                                                                                        -----------
   11,000                                                                                                         10,723,210
  -------                                                                                                        -----------
              Industrial Development/Pollution Control Revenue (1.6%)
    1,500     California Pollution Control Financing Authority, San Diego Gas &
  -------       Electric Co 1996 Ser A ..................................................    5.90    06/01/14      1,551,825
                                                                                                                 -----------
              Mortgage Revenue -- Multi-Family (2.2%)
    2,000     California Housing Finance Agency, Rental II 1992 Ser B ...................    6.70    08/01/15      2,092,080
  -------                                                                                                        -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST --  CALIFORNIA
 SERIES
PORTFOLIO OF INVESTMENTS November 30, 1999, continued

 PRINCIPAL
 AMOUNT IN                                                                                 COUPON        MATURITY
 THOUSANDS                                                                                  RATE           DATE            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
            Mortgage Revenue -- Single Family (5.0%)
 $    690   California Housing Finance Agency, Home 1991 Ser C (AMT) (MBIA) ..............  7.00 %        08/01/23     $    717,331
    2,880   California Rural Home Finance Authority, 1997 Ser A-2 (AMT) ..................  7.00          09/01/29        3,119,933
     935    Puerto Rico Housing Finance Corporation, Portfolio One GNMA-Backed
 --------     Ser C ......................................................................  6.85          10/15/23          976,738
    4,505                                                                                                              ------------
 --------                                                                                                                 4,814,002
            Public Facilities Revenue (5.7%)                                                                           ------------
    2,000   San Diego County, Downtown Courthouse Refg 1998 COPs (AMBAC) .................  4.50          05/01/23        1,622,980
    2,000   San Francisco Redevelopment Agency, Ser 1998 (FSA) ...........................  5.00          07/01/25        1,751,800
    2,000   San Jose Financing Authority, Convention Center Refg 1993 Ser C ..............  6.375         09/01/13        2,094,400
 --------                                                                                                              ------------
    6,000                                                                                                                 5,469,180
 --------                                                                                                              ------------
            Tax Allocation Revenue (1.1%)
    1,000   Industry Urban-Development Agency, Transportation-Distribution-Industrial
 --------     Redev Proj #3 1992 Refg ....................................................  6.90          11/01/16        1,056,050

            Transportation Facilities Revenue (9.7%)                                                                   ------------
    5,000   Foothill/Eastern Transportation Corridor Agency, Toll Road Ser 1999
              (MBIA) .....................................................................  5.125         01/15/19        4,574,950
    2,000   Los Angeles County Transportation Commission, Sales Tax Ser 1991-B ...........  6.50          07/01/13        2,097,280
    6,000   San Joaquin Hills Transportation Corridor Agency, Toll Road Refg
 --------     Ser 1997 A (MBIA) ..........................................................  0.00          01/15/15        2,541,780
   13,000                                                                                                              ------------
 --------                                                                                                                 9,214,010
            Water & Sewer Revenue (14.6%)                                                                              -------------

   1,000   Contra Costa Water Authority, 1992 Ser E (AMBAC) .............................  6.25          10/01/12        1,101,310
            East Bay Municipal Utility District,
    3,000     Water Refg Ser 1992 ........................................................  6.00          06/01/20        3,012,870
    2,000     Water Refg Ser 1998 (MBIA) .................................................  4.75          06/01/34        1,624,960
    2,000   Metropolitan Water District of Southern California, Waterworks 1997 Ser A       5.00          07/01/26        1,747,760
    2,000   San Francisco Public Utilities Commission, Water 1992 Refg Ser A .............  6.00          11/01/15        2,024,920
    3,000   Santa Rosa, Wastewater Refg 1996 Ser A (FGIC) ................................  4.75          09/01/16        2,685,810
    2,000   Stockton, Wastewater 1998 Ser A COPs (MBIA) ..................................  5.00          09/01/23        1,759,820
 --------                                                                                                              ------------
   15,000                                                                                                                13,957,450
 --------                                                                                                              ------------
            Refunded (12.0%)
    2,000   Los Angeles County, 1991 Master Refg COPs ....................................  6.708         05/01/01+       2,104,940
    4,000   San Diego County Water Authority, Ser 1991-B COPs (MBIA) .....................  6.30          04/27/06+       4,382,040
    5,000   California Statewide Communities Development Authority, UniHealth
 --------     America 1993 Ser A COPs (AMBAC) (ETM) ......................................  5.50          10/01/14        5,014,100
   11,000                                                                                                              ------------
 --------                                                                                                                11,501,080
                                                                                                                       ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST --
  CALIFORNIA SERIES
PORTFOLIO OF INVESTMENTS November 30, 1999, continued

 PRINCIPAL
 AMOUNT IN                                                                            COUPON      MATURITY
 THOUSANDS                                                                             RATE         DATE          VALUE
--------------------------------------------------------------------------------------------------------------------------
 $ 94,865     TOTAL CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS
 --------     (Identified Cost $87,644,283)................................................................    $86,812,723
                                                                                                               -----------
              SHORT-TERM CALIFORNIA TAX-EXEMPT MUNICIPAL OBLIGATIONS (7.8%)
    1,800     California Economic Development Financing Authority, Independent
                System Operator Corp 1998 Ser D (Demand 12/01/99) .................    3.70*%      04/01/08      1,800,000
    4,000     California Statewide Communities Development Authority, Sutter Health
                Ser 1995 COPs (AMBAC) (Demand 12/01/99) ...........................    3.55*       08/15/27      4,000,000
    1,600     Irvine Ranch Water District, Ser 1993 A (Demand 12/01/99) ...........    3.85*       05/01/09      1,600,000
 --------                                                                                                      -----------
    7,400     TOTAL SHORT-TERM CALIFORNIA TAX-EXEMPT MUNICIPAL OBLIGATIONS
 --------     (Identified Cost $7,400,000).................................................................      7,400,000
                                                                                                               -----------
 $102,265     TOTAL INVESTMENTS (Identified Cost $95,044,283) (a).............................        98.6%     94,212,723
 ========     CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES .................................         1.4       1,302,584
                                                                                                   --------    -----------
              NET ASSETS .....................................................................       100.0%    $95,515,307
                                                                                                   ========    ===========

---------------
AMT     Alternative Minimum Tax.
COPs    Certificates of Participation.
ETM     Escrowed to maturity.
 +      Prerefunded to call date shown.
 *      Current coupon of variable rate demand obligation.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $2,269,928 and the aggregate gross unrealized depreciation is $3,101,488, resulting in net unrealized depreciation of $831,560.

Bond Insurance:
---------------
AMBAC   AMBAC Assurance Corporation.
FGIC    Financial Guaranty Insurance Company.
FSA     Financial Security Assurance Inc.
MBIA    Municipal Bond Investors Assurance Corporation.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- FLORIDA SERIES PORTFOLIO OF INVESTMENTS November 30, 1999

 PRINCIPAL
 AMOUNT IN                                                                                COUPON      MATURITY
 THOUSANDS                                                                                 RATE         DATE         VALUE
-----------------------------------------------------------------------------------------------------------------------------
            FLORIDA TAX-EXEMPT MUNICIPAL BONDS (86.7%)
            General Obligation (2.9%)
  $ 1,500   Florida Board of Education, Capital Outlay Refg Ser 1992 A ................... 6.40 %     06/01/19    $ 1,557,075
  -------                                                                                                         -----------
            Educational Facilities Revenue (2.8%)
    1,500   Volusia County Educational Facilities Authority, Embry-Riddle
  -------     Aeronautical University Ser 1996 A ......................................... 6.125      10/15/16      1,506,495
                                                                                                                  -----------
            Electric Revenue (17.5%)
    2,000   Jacksonville Electric Authority, St Johns River Power Park Issue 2 Ser 7 ..... 5.50       10/01/14      2,001,200
            Lakeland,
    4,000     Electric & Water Refg Ser 1999 A (MBIA) .................................... 0.00       10/01/14      1,735,040
    1,000     Electric & Water Refg Ser 1999 B (FSA) ..................................... 6.05       10/01/14      1,061,470
    1,000   Orlando Utilities Commission, Refg Ser 1993 A ................................ 5.25       10/01/14        974,790
            Puerto Rico Electric Power Authority,
    2,000     Power Ser O ................................................................ 5.00       07/01/12      1,916,940
    2,000     Power Ser DD (FSA) ......................................................... 4.50       07/01/19      1,671,160
  -------                                                                                                         -----------
   12,000                                                                                                           9,360,600
  -------                                                                                                         -----------
            Hospital Revenue (9.4%)
    1,000   Alachua County Health Facilities Authority, Shands Teaching Hospital &
              Clinics Ser 1996 A (MBIA) .................................................. 6.25       12/01/11      1,079,310
    1,000   Jacksonville, University Medical Center Inc Ser 1992 (Connie Lee) ............ 6.60       02/01/21      1,055,900
    1,000   Orange County Health Facilities Authority, Adventist Health/Sunbelt
              Ser 1995 (AMBAC) ........................................................... 5.25       11/15/20        910,070
      935   Polk County Industrial Development Authority, Winter Haven Hospital
              1985 Ser 2 (MBIA) .......................................................... 6.25       09/01/15        979,917
    1,000   Tampa, Catholic Health East Ser 1998 A-1 (MBIA) .............................. 5.50       11/15/14        998,960
  -------                                                                                                         -----------
    4,935                                                                                                           5,024,157
  -------                                                                                                         -----------
            Industrial Development/Pollution Control Revenue (9.5%)
            Citrus County,
      500     Florida Power Corp Refg Ser 1992 B ......................................... 6.35       02/01/22        506,215
    2,000     Florida Power Corp Refg Ser 1992 A ......................................... 6.625      01/01/27      2,054,380
    1,500   St Johns County Industrial Development Authority, Professional Golf Hall
              of Fame Ser 1996 (MBIA) .................................................... 5.80       09/01/16      1,511,940
    1,000   St Lucie County, Florida Power & Light Co Ser 1992 (AMT) ..................... 6.70       05/01/27      1,040,900
  -------                                                                                                         -----------
    5,000                                                                                                           5,113,435
  -------                                                                                                         -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- FLORIDA SERIES PORTFOLIO OF INVESTMENTS November 30, 1999, continued

 PRINCIPAL
 AMOUNT IN                                                                             COUPON        MATURITY
 THOUSANDS                                                                              RATE           DATE        VALUE
----------------------------------------------------------------------------------------------------------------------------
            Mortgage Revenue -- Single Family (3.3%)
 $    245   Brevard County Housing Finance Authority, Refg Ser 1991 B (FSA) ........... 7.00 %       03/01/13    $   251,169
      225   Florida Housing Finance Agency, GNMA Collateral 1990 Ser G-1 (AMT) ........ 7.90         03/01/22        232,459
    1,230   Puerto Rico Housing Finance Corporation, Portfolio One GNMA-Backed
              Ser C ................................................................... 6.85         10/15/23      1,284,907
 --------                                                                                                        -----------
    1,700                                                                                                          1,768,535
 --------                                                                                                        -----------
            Public Facilities Revenue (1.9%)
    1,000   Palm Beach County, Criminal Justice Ser 1997 (FGIC) ....................... 5.75         06/01/13      1,040,070
 --------                                                                                                        -----------
            Recreational Facilities Revenue (1.9%)
    1,000   Miami Sports & Exhibition Authority, Refg Ser 1992 A (FGIC) ............... 6.15         10/01/20      1,015,320
 --------                                                                                                        -----------
            Resource Recovery Revenue (2.0%)
    1,000   Lee County, Solid Waste Ser 1991 A (AMT) (MBIA) ........................... 6.50         10/01/13      1,049,810
 --------                                                                                                        -----------
            Transportation Facilities Revenue (20.0%)
    1,000   Dade County, Aviation 1992 Ser B (AMT) (MBIA) ............................. 6.60         10/01/22      1,064,870
            Greater Orlando Aviation Authority,
    1,000     Ser 1997 (AMT) (FGIC) ................................................... 5.75         10/01/11      1,032,000
      750     Ser 1992 A (AMT) (FGIC) ................................................. 6.50         10/01/12        795,105
    1,000   Hillsborough County Aviation Authority, Tampa Int'l Airport
              Refg Ser 1993 B (FGIC) .................................................. 5.60         10/01/19        972,160
    1,500   Lee County, Refg Ser 1991 (AMBAC) ......................................... 6.00         10/01/17      1,508,640
    3,000   Mid-Bay Bridge Authority, Refg Ser 1993 A (AMBAC) ......................... 5.95         10/01/22      3,013,020
    1,500   Osceola County, Osceola Parkway (MBIA) .................................... 6.10         04/01/17      1,556,385
    1,000   Puerto Rico Highway & Transportation Authority, Ser 1998 A ................ 4.75         07/01/38        791,870
 --------                                                                                                        -----------
   10,750                                                                                                         10,734,050
 --------                                                                                                        -----------
            Water & Sewer Revenue (13.5%)
    2,000   Dade County, Water & Sewer Ser 1995 (FGIC) ................................ 5.50         10/01/25      1,894,420
    1,500   Florida Governmental Utility Authority, Golden Gate Ser 1999 (AMBAC) ...... 5.25         07/01/18      1,408,455
    2,000   Lee County, Water & Sewer 1999 Ser A (AMBAC) .............................. 4.75         10/01/23      1,682,760
    1,000   Sunrise, Utility Refg Ser 1998 (AMBAC) .................................... 5.50         10/01/18        980,390
    1,500   Tampa Bay Water, Utility Ser 1998 B (FGIC) ................................ 4.75         10/01/27      1,240,650
 --------                                                                                                        -----------
    8,000                                                                                                          7,206,675
 --------                                                                                                        -----------

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- FLORIDA SERIES

 PRINCIPAL
 AMOUNT IN                                                                          COUPON           MATURITY
 THOUSANDS                                                                           RATE              DATE           VALUE
------------------------------------------------------------------------------------------------------------------------------
              Refunded (2.0%)
  $ 1,000     South Broward Hospital District, Ser 1991 B & C (AMBAC) ...........      6.611%          05/01/01+     $ 1,047,620
  -------                                                                                                            -----------
   49,385     TOTAL FLORIDA TAX-EXEMPT MUNICIPAL BONDS
  -------     (Identified Cost $46,610,954)..................................................................         46,423,842
                                                                                                                     -----------
              SHORT-TERM FLORIDA TAX-EXEMPT MUNICIPAL OBLIGATIONS (9.7%)
    2,500     Collier County Health Facilities Authority, Cleveland Clinic
                Foundation Ser 1999 (Demand 12/01/99) ...........................      3.70*           01/01/33        2,500,000
    2,700     Jacksonville Pollution Control Financing Authority, Florida Power &
              Light Co Ser 1995 (Demand 12/01/99) ...............................      3.80*           05/01/29        2,700,000
  -------                                                                                                            -----------
    5,200     TOTAL SHORT-TERM FLORIDA TAX-EXEMPT MUNICIPAL OBLIGATIONS
  -------     (Identified Cost $5,200,000)...................................................................          5,200,000
                                                                                                                     -----------
  $54,585     TOTAL INVESTMENTS (Identified Cost $51,810,954) (a)............................            96.4%        51,623,842
  =======
              CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ................................             3.6          1,931,130
                                                                                                     --------        -----------
              NET ASSETS ....................................................................           100.0%       $53,554,972
                                                                                                     ========        ===========

---------------
AMT      Alternative Minimum Tax.
 *       Current coupon of variable rate demand obligation.
 +       Prerefunded to call date shown.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $1,181,182 and the aggregate gross unrealized depreciation is $1,368,294, resulting in net unrealized depreciation of $187,112.

Bond Insurance:
---------------

  AMBAC     AMBAC Assurance Corporation.
Connie Lee  Connie Lee Insurance Company -- A wholly owned subsidiary of AMBAC
            Assurance Corporation.
   FGIC     Financial Guaranty Insurance Company.
   FSA      Financial Security Assurance Inc.
  MBIA      Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- MASSACHUSETTS
 SERIES
PORTFOLIO OF INVESTMENTS November 30, 1999

 PRINCIPAL
 AMOUNT IN                                                                          COUPON      MATURITY
 THOUSANDS                                                                           RATE         DATE         VALUE
-----------------------------------------------------------------------------------------------------------------------
            MASSACHUSETTS TAX-EXEMPT MUNICIPAL BONDS (92.3%)
            Educational Facilities Revenue (23.5%)
            Massachusetts Health & Educational Facilities Authority,
   $  400     Boston University 1991 Ser K & L (MBIA) .............................. 6.66 %     10/01/31    $   418,176
      500     Brandeis University 1998 Ser I (MBIA) ................................ 4.75       10/01/28        408,350
      400     Suffolk University Ser B (Connie Lee) ................................ 6.25       07/01/12        417,620
      300     Suffolk University Ser C (Connie Lee) ................................ 5.75       07/01/26        287,010
      500     University of Massachusetts Foundation Inc/Medical School Research
                Ser A (Connie Lee) ................................................. 6.00       07/01/23        496,230
            Massachusetts Industrial Finance Agency,
      500     College of The Holy Cross 1996 Issue (MBIA) .......................... 5.50       03/01/16        488,410
      300     Mount Holyoke College Refg Ser 1992 A (MBIA) ......................... 6.30       07/01/13        313,308
   ------                                                                                                   -----------
    2,900                                                                                                     2,829,104
   ------                                                                                                   -----------
            Electric Revenue (8.5%)
      500   Massachusetts Municipal Wholesale Electric Company, Power Supply
              1992 Ser C ........................................................... 6.625      07/01/18        511,530
      500   Puerto Rico Electric Power Authority, Power Ser X ...................... 6.00       07/01/15        508,795
   ------                                                                                                   -----------
    1,000                                                                                                     1,020,325
   ------                                                                                                   -----------
            Hospital Revenue (16.8%)
      500   Boston, Boston City Hospital - FHA Insured Mtge Refg Ser B ............. 5.75       02/15/13        500,320
            Massachusetts Health & Educational Facilities Authority,
      500     Lahey Clinic Medical Center Ser B (MBIA) ............................. 5.625      07/01/15        490,570
    1,000     Massachusetts General Hospital Ser F (AMBAC) ......................... 6.00       07/01/15      1,031,460
   ------                                                                                                   -----------
    2,000                                                                                                     2,022,350
   ------                                                                                                   -----------
            Industrial Development/Pollution Control Revenue (8.1%)
    1,000   Massachusetts Industrial Finance Agency, Eastern Edison Co Refg Ser 1993 5.875      08/01/08        970,540
   ------                                                                                                   -----------
            Mortgage Revenue -- Multi-Family (3.9%)
      460   Massachusetts Housing Finance Agency, Rental 1994 Ser A (AMT) (AMBAC)    6.60       07/01/14        478,096
   ------                                                                                                   -----------
            Mortgage Revenue -- Single Family (1.9%)
      220   Massachusetts Housing Finance Agency, Ser 21 (AMT) ..................... 7.125      06/01/25        227,020
   ------                                                                                                   -----------
            Student Loan Revenue (4.5%)
      105   Massachusetts Educational Facilities Authority, Education Loan Issue D
              Ser A 1991 (AMT) (MBIA) .............................................. 7.25       01/01/09        108,902
      400   New England Education Loan Marketing Corporation, 1992 Sub Issue H
            (AMT) .................................................................. 6.90       11/01/09        431,060
   ------                                                                                                   -----------
      505                                                                                                       539,962
   ------                                                                                                   -----------

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- MASSACHUSETTS
 SERIES
PORTFOLIO OF INVESTMENTS November 30, 1999, continued


 PRINCIPAL
 AMOUNT IN                                                                          COUPON       MATURITY
 THOUSANDS                                                                           RATE          DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------
            Transportation Facilities Revenue (8.5%)
  $   500   Massachusetts Bay Transportation Authority, 1998 Ser A (MBIA) .......... 5.50%        03/01/15    $   495,880
      500   Massachusetts Port Authority, Refg Ser 1998 A .......................... 5.75         07/01/12        521,385
  -------                                                                                                     -----------
    1,000                                                                                                       1,017,265
  -------                                                                                                     -----------
            Water & Sewer Revenue (12.0%)
      500   Boston Water & Sewer Commission, 1992 Ser A ............................ 5.75         11/01/13        515,770
      500   Massachusetts Water Pollution Abatement Trust, Pool Ser 2 .............. 5.70         02/01/12        511,760
      500   Massachusetts Water Resources Authority, 1998 Ser A (FSA) .............. 4.75         08/01/27        410,115
  -------                                                                                                     -----------
    1,500                                                                                                       1,437,645
  -------                                                                                                     -----------
            Refunded (4.6%)
      500   Massachusetts, Refg 1992 Ser B (ETM) ................................... 6.50         08/01/08        551,825
  -------                                                                                                     -----------
   11,085   TOTAL MASSACHUSETTS TAX-EXEMPT MUNICIPAL BONDS
  -------   (Identified Cost $10,960,050).................................................................     11,094,132
                                                                                                              -----------
            SHORT-TERM MASSACHUSETTS TAX-EXEMPT MUNICIPAL OBLIGATIONS (5.8%)
            Massachusetts Health & Educational Facilities Authority,
      300     Capital Assets Ser D (MBIA) (Demand 12/01/99) ........................ 3.80*        01/01/35        300,000
      400     Wellesley College Ser G (Demand 12/01/99) ............................ 3.60*        07/01/39        400,000
  -------                                                                                                     -----------
      700   TOTAL SHORT-TERM MASSACHUSETTS TAX-EXEMPT MUNICIPAL OBLIGATIONS
  -------   (Identified Cost $700,000) ...................................................................        700,000
                                                                                                              -----------
  $11,785   TOTAL INVESTMENTS (Identified Cost $11,660,050) (a) .............................        98.1%     11,794,132
  =======
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ..................................         1.9         234,432
                                                                                                  --------    -----------
            NET ASSETS ......................................................................       100.0%    $12,028,564
                                                                                                  ========    ===========

---------------
AMT      Alternative Minimum Tax.
ETM      Escrowed to maturity.
 *       Current coupon of variable rate demand obligation.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $358,176 and the aggregate gross unrealized depreciation is $224,094, resulting in net unrealized appreciation of $134,082.

Bond Insurance:
---------------
  AMBAC     AMBAC Assurance Corporation.
Connie Lee  Connie Lee Insurance Company - A wholly owned subsidiary of AMBAC
            Assurance Corporation.
   FSA      Financial Security Assurance Inc.
  MBIA      Municipal Bond Investors Assurance Corporation.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- MICHIGAN SERIES PORTFOLIO OF INVESTMENTS November 30, 1999


 PRINCIPAL
 AMOUNT IN                                                                              COUPON      MATURITY
 THOUSANDS                                                                               RATE         DATE         VALUE
--------------------------------------------------------------------------------------------------------------------------
            MICHIGAN TAX-EXEMPT MUNICIPAL BONDS (89.5%)
            General Obligation (14.6%)
 $    300   Berkley School District, 1999 Refg (FGIC) ................................. 4.75 %     01/01/19    $   257,100
      500   Chelsea School District, Bldg & Site Refg 1998 (FGIC) ..................... 5.00       05/01/25        432,850
      500   Detroit, Ser 1997-A (MBIA) ................................................ 5.00       04/01/18        446,860
      445   Mona Shores Public Schools, 1995 Bldg & Site (FGIC) ....................... 5.80       05/01/17        445,294
      500   Southgate Community School District, Refg Ser 1999 (FGIC) ................. 5.75       05/01/15        502,860
      200   Puerto Rico, Public Impr Ser 1998 (Secondary MBIA) ........................ 4.875      07/01/23        173,832
 --------                                                                                                      -----------
    2,445                                                                                                        2,258,796
 --------                                                                                                      -----------
            Educational Facilities Revenue (10.3%)
      800   Central Michigan University, Refg Ser 1993 (AMBAC) ........................ 5.50       10/01/10        809,400
      800   Oakland University, Board of Trustees, Ser 1995 (MBIA) .................... 5.75       05/15/26        774,648
 --------                                                                                                      -----------
    1,600                                                                                                        1,584,048
 --------                                                                                                      -----------
            Electric Revenue (6.0%)
      500   Wyandotte, Electric Refg 1992 (MBIA) ...................................... 6.25       10/01/17        509,955
      500   Puerto Rico Electric Power Authority, Power Ser DD (FSA) .................. 4.50       07/01/19        417,790
 --------                                                                                                      -----------
    1,000                                                                                                          927,745
 --------                                                                                                      -----------
            Hospital Revenue (5.7%)
      500   Grand Traverse County Hospital, Munson Healthcare Ser 1998 A (AMBAC)....... 4.75       07/01/22        410,910
      500   Michigan Hospital Finance Authority, Mercy Health 1996 Ser R (AMBAC) ...... 5.375      08/15/16        471,795
 --------                                                                                                      -----------
    1,000                                                                                                          882,705
 --------                                                                                                      -----------
            Industrial Development/Pollution Control Revenue (3.5%)
      500   Monroe County, Detroit Edison Co Collateralized Ser 1-1992 (AMT) (MBIA) ... 6.875      09/01/22        533,245
 --------                                                                                                      -----------
            Mortgage Revenue -- Multi-Family (11.3%)
            Michigan Housing Development Authority,
      465     Rental 1992 Ser A ....................................................... 6.60       04/01/12        487,571
      795     1992 Ser A (FSA) ........................................................ 6.50       04/01/23        831,737
      400     Ser 1990 A (AMT) ........................................................ 7.70       04/01/23        417,580
 --------                                                                                                      -----------
    1,660                                                                                                        1,736,888
 --------                                                                                                      -----------
            Public Facilities Revenue (6.1%)
      500   Michigan Building Authority, Refg Ser I ................................... 6.25       10/01/20        508,965
      500   Michigan House of Representatives, Capital Outlook LLC COPs (AMBAC) ....... 5.00       08/15/20        439,505
 --------                                                                                                      -----------
    1,000                                                                                                          948,470
 --------                                                                                                      -----------

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- MICHIGAN SERIES PORTFOLIO OF INVESTMENTS November 30, 1999, continued

 PRINCIPAL
 AMOUNT IN                                                                        COUPON       MATURITY
 THOUSANDS                                                                         RATE          DATE          VALUE
-----------------------------------------------------------------------------------------------------------------------
            Transportation Facilities Revenue (8.5%)
            Wayne County, Detroit Metropolitan Wayne County Airport Sub Lien
 $    250     Ser 1991 B (AMT) (MBIA) ........................................... 6.75%         12/01/21    $   263,525
      500     Ser 1998 B (MBIA) ................................................. 4.875         12/01/23        421,665
      800   Puerto Rico Highway & Transportation Authority, Ser 1998 A .......... 4.75          07/01/38        633,496
 --------                                                                                                   -----------
    1,550                                                                                                     1,318,686
 --------                                                                                                   -----------
            Water & Sewer Revenue (5.4%)
      400   Detroit, Water Supply Refg Ser 1992 (FGIC) .......................... 6.375         07/01/22        421,080
      500   Grand Rapids, Water Ser 1998 A (FGIC) ............................... 4.75          01/01/28        409,495
 --------                                                                                                   -----------
      900                                                                                                       830,575
 --------                                                                                                   -----------
            Refunded (18.1%)
            Detroit,
    1,000     Sewer Refg Ser 1993 A (FGIC) ...................................... 5.70          07/01/03+     1,045,050
    1,000     Water Supply Refg Ser 1992 (FGIC) ................................. 6.375         07/01/02+     1,059,460
      655   Holly Area School District, 1995 Bldg & Site (FGIC) ................. 5.375         05/01/05+       680,361
 --------                                                                                                   -----------
    2,655                                                                                                     2,784,871
 --------                                                                                                   -----------
   14,310   TOTAL MICHIGAN TAX-EXEMPT MUNICIPAL BONDS
 --------   (Identified Cost $13,973,064)...............................................................     13,806,029
                                                                                                            -----------
            SHORT-TERM MICHIGAN TAX-EXEMPT MUNICIPAL OBLIGATIONS (7.1%)
      500   Delta County Economic Development Corporation, Mead-Escanaba
              Paper Co Ser 1985 C (Demand 12/01/99) ............................. 3.80*         12/01/23        500,000
      600   Royal Oak Hospital Finance Authority, William Beaumont Hospital
 --------     Ser 1996 J (Demand 12/01/99) ...................................... 3.75*         01/01/03        600,000
                                                                                                            -----------
    1,100   TOTAL SHORT-TERM MICHIGAN TAX-EXEMPT MUNICIPAL OBLIGATIONS
            (Identified Cost $1,100,000) ...............................................................      1,100,000
 --------                                                                                                   -----------
 $ 15,410   TOTAL INVESTMENTS (Identified Cost $15,073,064) (a) ..........................         96.6%     14,906,029
 ========
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ...............................          3.4         520,169
                                                                                                 -------    -----------
            NET ASSETS ...................................................................        100.0%    $15,426,198
                                                                                                ========    ===========

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST --
  MICHIGAN SERIES
PORTFOLIO OF INVESTMENTS November 30, 1999, continued

---------------
AMT      Alternative Minimum Tax.
COPs     Certificates of Participation.
 +       Prerefunded to call date shown.
 *       Current coupon of variable rate demand obligation.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $340,807 and the aggregate gross unrealized depreciation is $507,842, resulting in net unrealized depreciation of $167,035.

Bond Insurance:
---------------

AMBAC    AMBAC Assurance Corporation.
FGIC     Financial Guaranty Insurance Company.
FSA      Financial Security Assurance Inc.
MBIA     Municipal Bond Investors Assurance Corporation.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- MINNESOTA
 SERIES
PORTFOLIO OF INVESTMENTS November 30, 1999

 PRINCIPAL
 AMOUNT IN                                                                              COUPON    MATURITY
 THOUSANDS                                                                               RATE       DATE        VALUE
-------------------------------------------------------------------------------------------------------------------------
            MINNESOTA TAX-EXEMPT MUNICIPAL BONDS (91.8%)
            General Obligation (15.3%)
   $  300   Minneapolis, Various Purpose Refg Ser 1998 D .............................. 5.00 %     12/01/17    $  275,601
      300   Minnesota, Various Purpose Refg Ser 1998 .................................. 5.00       06/01/16       278,943
      300   Park Rapids Independent School District #309, School Building Ser 1999
              (MBIA) .................................................................. 4.75       02/01/21       256,638
      300   Waconia Independent District #110, Ser 1999 A ............................. 4.875      02/01/22       259,851
   ------                                                                                                      ----------
    1,200                                                                                                       1,071,033
   ------                                                                                                      ----------
            Educational Facilities Revenue (17.3%)
      200   Minnesota Higher Education Facilities Authority, Northfield St Olaf
              College 1992 ............................................................ 6.40       10/01/21       204,894
    1,000   University of Minnesota, Ser 1993 A ....................................... 4.80       08/15/03     1,010,400
   ------                                                                                                      ----------
    1,200                                                                                                       1,215,294
   ------                                                                                                      ----------
            Electric Revenue (4.3%)
      300   Western Minnesota Municipal Power Agency, Refg 1996 Ser A (AMBAC) ......... 5.50       01/01/12       303,495
   ------                                                                                                      ----------
            Hospital Revenue (10.0%)
      300   Robbinsdale, North Memorial Medical Center Ser 1993 A (AMBAC) ............. 5.45       05/15/13       298,635
            Rochester,
      200     Mayo Foundation/Mayo Medical Ser 1992 I ................................. 5.75       11/15/21       197,296
      200     Mayo Foundation/Mayo Medical Ser 1992 F ................................. 6.25       11/15/21       208,272
   ------                                                                                                      ----------
      700                                                                                                         704,203
   ------                                                                                                      ----------
            Industrial Development/Pollution Control Revenue (10.0%)
      200   Anoka County, United Power Assoc NRU-CFC-Gtd Ser 1987 A (AMT) ............. 6.95       12/01/08       206,404
      300   Bass Brook, Minnesota Power & Light Co Refg Ser 1992 ...................... 6.00       07/01/22       286,266
            Minneapolis Community Development Agency,
      100     Ltd Tax Supported Common Bond Fund Ser 1991-3 ........................... 8.25       12/01/11       106,315
      100     Ltd Tax Supported Common Bond Fund Ser 1991-1 (AMT) ..................... 8.00       12/01/16       105,868
   ------                                                                                                      ----------
      700                                                                                                         704,853
   ------                                                                                                      ----------
            Mortgage Revenue - Multi-Family (3.0%)
      200   Minnesota Housing Finance Agency, Ser 1992 A .............................. 6.95       08/01/17       208,386
   ------                                                                                                      ----------
            Mortgage Revenue - Single Family (10.3%)
      120   Minneapolis-Saint Paul Housing Finance Board, GNMA-Backed Phase IX
              Ser 1991 (AMT) .......................................................... 7.25       08/01/21       123,313
            Minnesota Housing Finance Agency,
      405     Ser 1992 C-1 (AMT) ...................................................... 6.75       07/01/23       412,974
      185     Ser 1992 H (AMT) ........................................................ 6.50       01/01/26       186,656
   ------                                                                                                      ----------
      710                                                                                                         722,943
   ------                                                                                                      ----------

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- MINNESOTA
 SERIES
PORTFOLIO OF INVESTMENTS November 30, 1999, continued

 PRINCIPAL
 AMOUNT IN                                                                                 COUPON       MATURITY
 THOUSANDS                                                                                  RATE          DATE         VALUE
-------------------------------------------------------------------------------------------------------------------------------
            Nursing & Health Related Facilities Revenue (7.2%)
  $   500   Minneapolis & Saint Paul Housing & Redevelopment Authority, Group
  -------     Health Plan Inc Ser 1992 .................................................... 6.75 %       12/01/13    $  504,860
                                                                                                                     ----------
            Transportation Facilities Revenue (3.7%)
      300   Minnesota Public Facilities Authority, Metropolitan Council Ser 1999 A ........ 4.75         03/01/20       258,240
  -------                                                                                                            ----------
            Water & Sewer Revenue (5.0%)
      400   Minnesota Public Facilities Authority, Water Pollution Control 1998 Ser A ..... 4.75         03/01/19       346,208
  -------                                                                                                            ----------
            Refunded (5.7%)
      400   Saint Paul Housing & Redevelopment Authority, Civic Center Ser 1993 (ETM)       5.45         11/01/13       401,960
  -------                                                                                                            ----------
    6,610   TOTAL MINNESOTA TAX-EXEMPT MUNICIPAL BONDS
  -------   (Identified Cost $6,535,314) ........................................................................     6,441,475
                                                                                                                     ----------
            SHORT-TERM MINNESOTA TAX-EXEMPT MUNICIPAL OBLIGATIONS (5.7%)
      100   Beltrami County, Northwood Panelboard Co Ser 1991 (Demand 12/01/99) ........... 3.80*        12/01/21       100,000
      300   Minneapolis & Saint Paul Housing & Redevelopment Authority, Children's
  -------     Health Care Ser 1995 B (FSA) (Demand 12/01/99) .............................. 3.75*        08/15/25       300,000
                                                                                                                     ----------
      400   TOTAL SHORT-TERM MINNESOTA TAX-EXEMPT MUNICIPAL OBLIGATIONS
  -------   (Identified Cost $400,000) ..........................................................................       400,000
                                                                                                                     ----------
  $ 7,010   TOTAL INVESTMENTS (Identified Cost $6,935,314)(a) ......................................        97.5%     6,841,475
  =======
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES .........................................         2.5        179,011
                                                                                                         --------    ----------
            NET ASSETS .............................................................................       100.0%    $7,020,486
                                                                                                         ========    ==========

---------------
AMT      Alternative Minimum Tax.
ETM      Escrowed to maturity.
 *       Current coupon of variable rate demand obligation.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $106,029 and the aggregate gross unrealized depreciation is $199,868, resulting in net unrealized depreciation of $93,839.

Bond Insurance:
---------------

AMBAC    AMBAC Assurance Corporation.
FSA      Financial Security Assurance Inc.
MBIA     Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- NEW JERSEY
 SERIES
PORTFOLIO OF INVESTMENTS November 30, 1999

 PRINCIPAL
 AMOUNT IN                                                                           COUPON     MATURITY
 THOUSANDS                                                                            RATE        DATE         VALUE
------------------------------------------------------------------------------------------------------------------------
            NEW JERSEY TAX-EXEMPT MUNICIPAL BONDS (89.7%)
            General Obligation (4.7%)
            New Jersey,
 $  1,000     Refg Ser F ............................................................ 5.25 %     08/01/14    $   976,940
    1,000     Ser 1998 .............................................................. 4.50       03/01/18        843,540
 --------                                                                                                    -----------
    2,000                                                                                                      1,820,480
 --------                                                                                                    -----------
            Educational Facilities Revenue (16.8%)
            New Jersey Economic Development Authority,
    1,000     Educational Testing Service Ser 1998 A (MBIA) ......................... 4.75       05/15/25        848,250
    1,000     The Lawrenceville School Ser A 1996 ................................... 5.75       07/01/16      1,001,960
      500     The Seeing Eye Inc 1991 ............................................... 7.30       04/01/11        515,620
            New Jersey Educational Facilities Authority,
    1,000     Drew University 1998 Ser C (MBIA) ..................................... 5.00       07/01/17        917,650
    1,000     Princeton University Ser 1999 A ....................................... 4.75       07/01/25        844,420
      500   Rutgers, The State University Refg Ser R ................................ 6.50       05/01/13        528,795
    2,000   University of Medicine & Dentistry, 1997 Ser A (MBIA) ................... 5.00       09/01/17      1,828,080
 --------                                                                                                    -----------
    7,000                                                                                                      6,484,775
 --------                                                                                                    -----------
            Electric Revenue (5.0%)
    2,000   Puerto Rico Electric Power Authority, Power Ser O ....................... 5.00       07/01/12      1,916,940
 --------                                                                                                    -----------
            Hospital Revenue (6.7%)
            New Jersey Health Care Facilities Financing Authority,
    1,000     AHS Hospital Corp Ser 1997 A (AMBAC) .................................. 6.00       07/01/13      1,056,190
    1,000     Atlantic City Medical Center Ser C .................................... 6.80       07/01/11      1,057,700
      465     Robert Wood Johnson University Hospital Ser B (MBIA) .................. 6.625      07/01/16        486,153
 --------                                                                                                    -----------
    2,465                                                                                                      2,600,043
 --------                                                                                                    -----------
            Industrial Development/Pollution Control Revenue (6.5%)
      500   Middlesex County Pollution Control Financing Authority, Amerada Hess Corp
              Refg Ser 1992 ......................................................... 6.875      12/01/22        523,830
    1,000   New Jersey Economic Development Authority, Elizabethtown Water Co
              1995 Ser (AMT) (MBIA) ................................................. 5.60       12/01/25        957,800
    1,000   Salem County Pollution Control Financing Authority, E I du Pont de
              Nemours & Co 1992 Ser A (AMT) ......................................... 6.125      07/15/22      1,004,500
 --------                                                                                                    -----------
    2,500                                                                                                      2,486,130
 --------                                                                                                    -----------

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- NEW JERSEY
 SERIES
PORTFOLIO OF INVESTMENTS November 30, 1999, continued

 PRINCIPAL
 AMOUNT IN                                                                                COUPON       MATURITY
 THOUSANDS                                                                                 RATE          DATE         VALUE
-------------------------------------------------------------------------------------------------------------------------------
            Mortgage Revenue -- Multi-Family (9.3%)
            New Jersey Housing & Mortgage Finance Agency,
 $  2,000     1995 Ser A (AMBAC) ......................................................... 6.00 %       11/01/14    $ 2,022,520
    1,000     Presidential Plaza at Newport -- FHA Insured Mtges Refg 1991 Ser 1 ......... 7.00         05/01/30      1,050,730
      500     Rental 1991 Ser A (AMT) .................................................... 7.25         11/01/22        516,850
 --------                                                                                                           -----------
    3,500                                                                                                             3,590,100
 --------                                                                                                           -----------
            Nursing & Health Related Facilities Revenue (2.4%)
      895   New Jersey Health Care Facilities Financing Authority, Spectrum For Living
 --------     -- FHA Insured Mortgage Refg Ser B ......................................... 6.50         02/01/22        919,478
                                                                                                                    -----------
            Public Facilities Revenue (2.3%)
    1,000   Puerto Rico Infrastructure Financing Authority, Special Tax Ser 1997 A
 --------     (AMBAC) .................................................................... 5.00         07/01/28        876,720
                                                                                                                    -----------
            Recreational Facilities Revenue (5.8%)
            New Jersey Sports & Exposition Authority,
    1,500     State Contract 1993 Ser A .................................................. 5.50         09/01/23      1,431,075
    1,000     State Contract 1998 Ser A (MBIA) ........................................... 4.50         03/01/24        821,660
 --------                                                                                                           -----------
    2,500                                                                                                             2,252,735
 --------                                                                                                           -----------
            Resource Recovery Revenue (2.3%)
      900   Warren County Pollution Control Financing Authority, Warren Energy
 --------     Resource Co Ltd Partnership Ser 1984 (MBIA) ................................ 6.60         12/01/07        893,286
                                                                                                                    -----------
            Transportation Facilities Revenue (15.2%)
    1,000   Delaware River Port Authority, Ser 1995 (FGIC) ............................... 5.50         01/01/26        948,290
    1,500   New Jersey Highway Authority, Sr Parkway Refg 1992 Ser ....................... 6.25         01/01/14      1,560,045
    1,000   New Jersey Transportation Trust Authority, 1998 Ser A (FSA) .................. 4.50         06/15/19        829,730
    1,000   New Jersey Turnpike Authority, Ser 1991 C .................................... 5.75         01/01/11      1,002,750
    1,500   Port Authority of New York & New Jersey, Cons 99th Ser (AMT) (FGIC) .......... 5.75         05/01/15      1,506,210
 --------                                                                                                           -----------
    6,000                                                                                                             5,847,025
 --------                                                                                                           -----------
            Water & Sewer Revenue (12.7%)
    1,000   Atlantic City Municipal Utilities Authority, Refg Ser 1993 ................... 5.75         05/01/17        995,590
    1,000   Bergen County Utilities Authority, Water 1998 Ser A (FGIC) ................... 4.75         12/15/15        894,180
    1,000   Camden County Municipal Utilities Authority, Sewer Refg Ser 1997 (FGIC)....... 5.25         07/15/17        950,300
    1,000   Northwest Bergen County Utilities Authority, Refg 1992 Ser (MBIA) ............ 6.00         07/15/13      1,039,010
    1,000   Passaic Valley Sewerage Commissioners, Ser 1992 D (AMBAC) .................... 5.75         12/01/13      1,016,040
 --------                                                                                                           -----------
    5,000                                                                                                             4,895,120
 --------                                                                                                           -----------
   35,760   TOTAL NEW JERSEY TAX-EXEMPT MUNICIPAL BONDS
 --------   (Identified Cost $34,780,691) ......................................................................     34,582,832
                                                                                                                    -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- NEW JERSEY
 SERIES
PORTFOLIO OF INVESTMENTS November 30, 1999, continued

 PRINCIPAL
 AMOUNT IN                                                                            COUPON        MATURITY
 THOUSANDS                                                                             RATE           DATE          VALUE
----------------------------------------------------------------------------------------------------------------------------
            SHORT-TERM NEW JERSEY TAX-EXEMPT MUNICIPAL OBLIGATIONS (8.8%)
            New Jersey Economic Development Authority,
 $  1,500     Natural Gas Co Ser 1995 A (AMT) (AMBAC) (Demand 12/01/99) ............. 3.65*%         08/01/30    $ 1,500,000
    1,700     United Water Inc Ser 1996 B (AMBAC) (Demand 12/01/99) ................. 3.85*          11/01/25      1,700,000
      200   Union County Industrial Pollution Control Financing Authority, Exxon Corp
 --------     Ser 1994 (Demand 12/01/99) ............................................ 3.15*          07/01/33        200,000
                                                                                                                 -----------
    3,400   TOTAL SHORT-TERM NEW JERSEY TAX-EXEMPT MUNICIPAL OBLIGATIONS
 --------   (Identified Cost $3,400,000) ....................................................................      3,400,000
                                                                                                                 -----------
 $ 39,160   TOTAL INVESTMENTS (Identified Cost $38,180,691) (a) ................................        98.5%     37,982,832
 ========
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES .....................................         1.5         583,550
                                                                                                     --------    -----------
            NET ASSETS .........................................................................       100.0%    $38,566,382
                                                                                                     ========    ===========

---------------
AMT      Alternative Minimum Tax.
 *       Current coupon of variable rate demand obligation.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $908,720 and the aggregate gross unrealized depreciation is $1,106,579, resulting in net unrealized depreciation of $197,859.

Bond Insurance:
---------------

AMBAC    AMBAC Assurance Corporation.
FGIC     Financial Guaranty Insurance Company.
FSA      Financial Security Assurance Inc.
MBIA     Municipal Bond Investors Assurance Corporation.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- NEW YORK SERIES PORTFOLIO OF INVESTMENTS November 30, 1999

 PRINCIPAL
 AMOUNT IN                                                                         COUPON      MATURITY
 THOUSANDS                                                                          RATE         DATE         VALUE
----------------------------------------------------------------------------------------------------------------------
              NEW YORK TAX-EXEMPT MUNICIPAL BONDS (88.2%)
              General Obligation (12.6%)
 $    500     New York City, 1995 Ser D (MBIA) .................................... 6.20 %     02/01/07    $   536,110
      500     New York State, Refg Ser 1995 B ..................................... 5.70       08/15/13        506,855
      300     Puerto Rico, Public Improvement Refg Ser 1992 A ..................... 6.00       07/01/14        304,656
 --------                                                                                                  -----------
    1,300                                                                                                    1,347,621
 --------                                                                                                  -----------
              Educational Facilities Revenue (20.3%)
      500     Hempstead Industrial Development Agency, Hofstra University Ser 1996
                (MBIA) ............................................................ 5.80       07/01/15        505,695
              New York State Dormitory Authority,
      300       Cooper Union Ser 1996 (AMBAC) ..................................... 5.375      07/01/16        287,442
      400       Manhattan College Ser 1992 (AGRC) ................................. 6.50       07/01/19        410,948
      500       State University Ser 1993 A ....................................... 5.25       05/15/15        474,610
      500       University of Rochester Ser 1993 A ................................ 5.625      07/01/12        500,090
 --------                                                                                                  -----------
    2,200                                                                                                    2,178,785
 --------                                                                                                  -----------
              Electric Revenue (6.3%)
      300     Long Island Power Authority, Ser 1998 A (FSA) ....................... 5.125      12/01/22        267,138
      400     Puerto Rico Electric Power Authority, Power Ser X ................... 6.00       07/01/15        407,036
 --------                                                                                                  -----------
      700                                                                                                      674,174
 --------                                                                                                  -----------
              Industrial Development/Pollution Control Revenue (13.9%)
      400     New York City Industrial Development Agency, Japan Airlines Co 1991
                (AMT) (FSA) ....................................................... 6.00       11/01/15        416,096
    1,000     New York State Energy Research & Development Authority, Brooklyn
 --------       Union Gas Co 1991 Ser A & B (AMT) ................................. 6.952      07/01/26      1,074,180
                                                                                                           -----------
    1,400                                                                                                    1,490,276
 --------                                                                                                  -----------
              Mortgage Revenue - Single Family (4.9%)
      500     New York State Mortgage Agency, Homeowner Ser 27 .................... 6.90       04/01/15        529,225
 --------                                                                                                  -----------
              Nursing & Health Related Facilities Revenue (3.7%)
      500     New York City Industrial Development Agency, Lighthouse International
 --------       Ser 1998 (MBIA) ................................................... 4.50       07/01/23        399,555
                                                                                                           -----------
              Public Facilities Revenue (9.1%)
      500     New York City Cultural Resources Trust, The New York Botanical Garden
                Ser 1996 (MBIA) ................................................... 5.75       07/01/16        501,190
      500     New York State Urban Development Corporation, Correctional
                1998 Ser B (AMBAC) ................................................ 5.25       01/01/16        472,460
 --------                                                                                                  -----------
    1,000                                                                                                      973,650
 --------                                                                                                  -----------

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- NEW YORK SERIES PORTFOLIO OF INVESTMENTS November 30, 1999, continued

 PRINCIPAL
 AMOUNT IN                                                                                    COUPON      MATURITY
 THOUSANDS                                                                                     RATE         DATE          VALUE
----------------------------------------------------------------------------------------------------------------------------------
            Resource Recovery Revenue (4.9%)
  $   500   Oneida-Herkimer Solid Waste Management Authority, Ser 1992 ...................     6.65 %     04/01/05     $   528,020
  -------                                                                                                              -----------
            Transportation Facilities Revenue (8.7%)
      550   Buffalo & Fort Erie Public Bridge Authority, Toll Bridge Ser 1995 (MBIA) .....     5.75       01/01/25         534,331
      500   Puerto Rico Highway & Transportation Authority, Ser 1998 A ...................     4.75       07/01/38         395,935
  -------                                                                                                              -----------
    1,050                                                                                                                  930,266
  -------                                                                                                              -----------
            Water & Sewer Revenue (3.8%)
      500   New York City Municipal Water Finance Authority, 1999 Ser A (FGIC) ...........     4.75       06/15/31         405,545
  -------                                                                                                              -----------
    9,650
  -------
            TOTAL NEW YORK TAX-EXEMPT MUNICIPAL BONDS
            (Identified Cost $9,442,285)..................................................                               9,457,117

            SHORT-TERM NEW YORK TAX-EXEMPT MUNICIPAL OBLIGATIONS (9.3%)                                                -----------
      200   New York State Energy Research & Development Authority, New York
              State Electric & Gas Corp Ser 1994 C (Demand 12/01/99) .....................     3.60*      06/01/29         200,000
      500   Syracuse Industrial Development Agency, Syracuse University
              Eggers Hall Ser 1993 (Demand 12/01/99) .....................................     3.75*      03/01/23         500,000
      300   Port Authority of New York & New Jersey, Special Obligation Ser 2
              (Demand 12/01/99) ..........................................................     3.75*      05/01/19         300,000
  -------                                                                                                              -----------
    1,000   TOTAL SHORT-TERM NEW YORK TAX-EXEMPT MUNICIPAL OBLIGATIONS
            (Identified Cost $1,000,000)................................................                                 1,000,000
  -------                                                                                                              -----------
  $10,650   TOTAL INVESTMENTS (Identified Cost $10,442,285) (a) ........................................     97.5%      10,457,117
  =======   CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES .............................................      2.5          262,272
                                                                                                            ------     -----------
            NET ASSETS .................................................................................    100.0%     $10,719,389
                                                                                                            ======     ===========

---------------
AMT    Alternative Minimum Tax.
 *     Current coupon of variable rate demand obligation.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $291,556 and the aggregate gross unrealized depreciation is $276,724, resulting in net unrealized appreciation of $14,832.

Bond Insurance:
---------------

AGRC   Asset Guaranty Reinsurance Company.
AMBAC  AMBAC Assurance Corporation.
FGIC   Financial Guaranty Insurance Company.
FSA    Financial Security Assurance Inc.
MBIA   Municipal Bond Investors Assurance Corporation.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- OHIO SERIES PORTFOLIO OF INVESTMENTS November 30, 1999


 PRINCIPAL
 AMOUNT IN                                                                         COUPON    MATURITY
 THOUSANDS                                                                          RATE       DATE         VALUE
--------------------------------------------------------------------------------------------------------------------
             OHIO TAX-EXEMPT MUNICIPAL BONDS (93.2%)
             General Obligation (22.8%)
 $     300   Bedford School District, Ser 1993 .................................... 6.25 %   12/01/13    $   313,452
       500   Dayton, Ltd Tax Ser 1998 (FGIC) ...................................... 4.70     12/01/20        425,615
       500   Delaware City School District, Constr & Impr (FGIC) .................. 5.75     12/01/20        495,190
       500   Medina City School District, Ser 1999 (FGIC) ......................... 5.25     12/01/28        451,915
       500   North Olmsted, Various Purpose Impr Ltd Tax Ser 1996 (AMBAC) ......... 6.20     12/01/11        536,410
       500   Ohio, Infrastructure Improvement Ser 1998 B .......................... 4.75     02/01/18        437,400
       500   Rocky River City School District, Impr Ser 1998 ...................... 5.375    12/01/17        481,310
       500   Puerto Rico, Public Impr Ser 1998 (Secondary MBIA) ................... 4.875    07/01/23        434,580
 ---------                                                                                               -----------
     3,800                                                                                                 3,575,872
 ---------                                                                                               -----------
             Educational Facilities Revenue (12.9%)
       500   Ohio Higher Educational Facility Commission, Case Western Reserve
               University Ser 1992 ................................................ 6.00     10/01/22        504,535
       500   Ohio State University, General Receipts Ser 1999 A (WI) .............. 5.80     12/01/29        488,880
       500   University of Cincinnati, General Receipts Ser G ..................... 7.00     06/01/11        526,945
       500   University of Toledo, Ser 1992 A (FGIC)** ............................ 5.90     06/01/20        501,115
 ---------                                                                                               -----------
     2,000                                                                                                 2,021,475
 ---------                                                                                               -----------
             Electric Revenue (4.9%)
       500   Hamilton!, Refg 1992 Ser A (FGIC) .................................... 6.00     10/15/12        520,925
       300   Puerto Rico Electric Power Authority, Power Ser DD (FSA) ............. 4.50     07/01/19        250,674
 ---------                                                                                               -----------
       800                                                                                                   771,599
 ---------                                                                                               -----------
             Hospital Revenue (7.6%)
       700   Akron Bath & Copley Joint Township Hospital District, Summa Health
               Ser 1992 A ......................................................... 6.25     11/15/07        716,709
       475   Hamilton County, Bethesda Hospital Inc Ser 1986 A .................... 7.00     01/01/09        476,050
 ---------                                                                                               -----------
     1,175                                                                                                 1,192,759
 ---------                                                                                               -----------
             Industrial Development/Pollution Control Revenue (5.9%)
       400   Ashtabula County, Ashland Oil Inc Refg 1992 Ser A .................... 6.90     05/01/10        417,108
       500   Ohio Water Development Authority, Dayton Power & Light Co
               Collateralized Refg 1992 Ser A ..................................... 6.40     08/15/27        506,815
 ---------                                                                                               -----------
       900                                                                                                   923,923
 ---------                                                                                               -----------
             Mortgage Revenue -- Single Family (9.5%)
             Ohio Housing Finance Agency,
       500     GNMA-Backed 1991 Ser A-1 & 2 (AMT) ................................. 6.903    03/01/31        516,070
       990     Residential 1996 Ser B-2 (AMT) ..................................... 6.10     09/01/28        968,883
 ---------                                                                                               -----------
     1,490                                                                                                 1,484,953
 ---------                                                                                               -----------
             Public Facilities Revenue (3.0%)
       500   Ohio Building Authority, Adult Correctional 1999 Ser A ............... 5.25     10/01/18        467,065
 ---------                                                                                               -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- OHIO SERIES PORTFOLIO OF INVESTMENTS November 30, 1999, continued

 PRINCIPAL
 AMOUNT IN                                                                          COUPON       MATURITY
 THOUSANDS                                                                           RATE          DATE         VALUE
------------------------------------------------------------------------------------------------------------------------
             Transportation Facilities Revenue (4.1%)
 $     500   Ohio Turnpike Commission, Ser 1998 B (FGIC) ........................... 4.50 %      02/15/24    $   401,585
       300   Puerto Rico Highway & Transportation Authority, Ser 1998 A ............ 4.75        07/01/38        237,561
 ---------                                                                                                   -----------
       800                                                                                                       639,146
 ---------                                                                                                   -----------
             Water & Sewer Revenue (15.7%)
       800   Montgomery County, Water Ser 1992 (FGIC) .............................. 6.25        11/15/17        829,808
       800   Northeast Ohio Regional Sewer District, Wastewater Impr Refg
              Ser 1995 (AMBAC) ..................................................... 5.60        11/15/13        810,216
       800   Ohio Water Development Authority, Water Pollution Ser 1995 (MBIA) ..... 5.60        06/01/10        822,672
 ---------                                                                                                   -----------
     2,400                                                                                                     2,462,696
 ---------                                                                                                   -----------
             Refunded (6.8%)
     1,000   Clermont County, Mercy Health Ser 1991 (AMBAC) ........................ 6.733       09/25/01+     1,057,150
 ---------                                                                                                   -----------
    14,865   TOTAL OHIO TAX-EXEMPT MUNICIPAL BONDS
 ---------
             (Identified Cost $14,681,956) ..............................................................     14,596,638
                                                                                                             -----------
             SHORT-TERM OHIO TAX-EXEMPT MUNICIPAL OBLIGATIONS (6.4%)
       600   Cuyahoga County, University Hospital of Cleveland Ser 1985
              (Demand 12/01/99) .................................................... 3.60*       01/01/16        600,000
       400   Ohio Water Development Authority, Mead Co Ser 1986 B
 ---------    (Demand 12/01/99) .................................................... 3.60*       11/01/15        400,000
                                                                                                             -----------
     1,000   TOTAL SHORT-TERM OHIO TAX-EXEMPT MUNICIPAL OBLIGATIONS
 ---------   (Identified Cost $1,000,000) ...............................................................      1,000,000
                                                                                                             -----------
 $  15,865   TOTAL INVESTMENTS (Identified Cost $15,681,956) (a) ..........................         99.6%     15,596,638
 =========
             CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ...............................          0.4          62,702
                                                                                                 --------    -----------
             NET ASSETS ...................................................................        100.0%    $15,659,340
                                                                                                 ========    ===========

---------------
AMT     Alternative Minimum Tax.
 +      Prerefunded to call date shown.
WI      Security purchased on a "when-issued" basis.
 *      Current coupon of variable rate demand obligation.
** This security is segregated in connection with the purchase of a "when-issued" security.
(a) The aggregate cost of federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $319,941 and the aggregate gross unrealized depreciation is $405,259, resulting in net unrealized depreciation of $85,318.

Bond Insurance:
---------------
AMBAC   AMBAC Assurance Corporation.
FGIC    Financial Guaranty Insurance Company.
FSA     Financial Security Assurance Inc.
MBIA    Municipal Bond Investors Assurance Corporation.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST --
  PENNSYLVANIA SERIES
PORTFOLIO OF INVESTMENTS November 30, 1999

 PRINCIPAL
 AMOUNT IN                                                                             COUPON     MATURITY
 THOUSANDS                                                                              RATE        DATE         VALUE
--------------------------------------------------------------------------------------------------------------------------
            PENNSYLVANIA TAX-EXEMPT MUNICIPAL BONDS (90.1%)
            General Obligation (7.2%)
 $  2,000   Berks County, Second Ser 1992 (FGIC) ...................................... 5.75 %     11/15/12    $ 2,019,380
    1,000   Delaware County, Ser 1999 ................................................. 5.125      10/01/19        906,870
      600   Puerto Rico, Public Improvement Refg Ser 1992 A ........................... 6.00       07/01/14        609,312
 --------                                                                                                      -----------
    3,600                                                                                                        3,535,562
 --------                                                                                                      -----------
            Educational Facilities Revenue (12.3%)
    2,000   Delaware County Authority, Villanova University Ser 1995 (AMBAC) .......... 5.80       08/01/25      1,952,880
            Pennsylvania Higher Educational Facilities Authority,
    1,000     Allegheny College Refg Ser 1998 A (MBIA) ................................ 5.00       11/01/22        875,150
    1,000     University of Pennsylvania Ser 1998 ..................................... 4.625      07/15/30        787,330
    1,000   Pennsylvania State University, Second Refg Ser 1992 ....................... 5.50       08/15/16        970,160
      790   Swarthmore Borough Authority, Swarthmore College Ser 1992 ................. 6.00       09/15/20        793,500
      655   University of Pittsburgh, Cap 1992 Ser A (MBIA) ........................... 6.125      06/01/21        660,240
 --------                                                                                                      -----------
    6,445                                                                                                        6,039,260
 --------                                                                                                      -----------
            Electric Revenue (3.5%)
            Puerto Rico Electric Power Authority,
    1,000     Power Ser DD (FSA) ...................................................... 4.50       07/01/19        835,580
    1,000     Ser GG (FSA) ............................................................ 4.75       07/01/21        861,690
 --------                                                                                                      -----------
    2,000                                                                                                        1,697,270
 --------                                                                                                      -----------
            Hospital Revenue (15.4%)
            Allegheny County Hospital Development Authority,
    1,000     Catholic Health East Health Ser 1998 A (AMBAC) .......................... 4.875      11/15/26        824,080
    1,000     Presbyterian University Health Inc Ser 1992 B (MBIA) .................... 6.00       11/01/12      1,042,200
    2,000   Delaware County Authority, Catholic Health East Health Ser 1998 A
              (AMBAC) ................................................................. 4.875      11/15/26      1,648,160
            Philadelphia Hospitals & Higher Education Facilities Authority,
    1,750     Chestnut Hill Hospital Ser of 1992 ...................................... 6.375      11/15/11      1,751,033
    1,000     Children's Hospital of Philadelphia Ser A of 1993 ....................... 5.375      02/15/14        933,010
    1,250   Sayre Health Care Facilities Authority, Ser 1985 (AMBAC) .................. 7.15       12/01/10      1,328,525
 --------                                                                                                      -----------
    8,000                                                                                                        7,527,008
 --------                                                                                                      -----------
            Mortgage Revenue -- Multi-Family (2.0%)
    1,000   Pennsylvania Housing Finance Agency, Ser 1992-35 D (AMT) .................. 6.20       04/01/25        999,890
 --------                                                                                                      -----------
            Mortgage Revenue -- Single Family (5.6%)
    2,000   Pennsylvania Housing Finance Agency, Ser 1991-31 C (AMT) .................. 7.00       10/01/23      2,077,280
      635   Puerto Rico Housing Finance Corporation, Portfolio One GNMA-Backed
              Ser C ................................................................... 6.85       10/15/23        663,346
 --------                                                                                                      -----------
    2,635                                                                                                        2,740,626
 --------                                                                                                      -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST --
  PENNSYLVANIA SERIES
PORTFOLIO OF INVESTMENTS November 30, 1999, continued

 PRINCIPAL
 AMOUNT IN                                                                                COUPON    MATURITY
 THOUSANDS                                                                                 RATE       DATE         VALUE
--------------------------------------------------------------------------------------------------------------------------
            Recreational Facilities Revenue (3.4%)
 $  2,000   Philadelphia Industrial Development Authority, The Franklin Institute
 --------     Ser 1998 ................................................................ 5.20 %     06/15/26    $ 1,688,680
                                                                                                               -----------
            Resource Recovery Revenue (2.1%)
    1,000   Montgomery County Industrial Development Authority, Ser 1989 .............. 7.50       01/01/12      1,042,180
 --------                                                                                                      -----------
            Student Loan Revenue (4.2%)
            Pennsylvania Higher Education Assistance Agency,
    1,000     1988 Ser D (AMT) (AMBAC) ................................................ 6.05       01/01/19      1,000,870
    1,000     1991 Ser B (AMT) (AMBAC) ................................................ 6.854      09/01/26      1,076,100
 --------                                                                                                      -----------
    2,000                                                                                                        2,076,970
 --------                                                                                                      -----------
            Transportation Facilities Revenue (23.8%)
    1,000   Guam, Highway 1992 Ser A (FSA) ............................................ 6.30       05/01/12      1,049,550
            Allegheny County, Greater Pittsburgh Int'l Airport
    1,000     Ser 1997 B (MBIA) ....................................................... 5.00       01/01/19        888,250
      500     Ser 1992 (AMT) (FSA) .................................................... 6.625      01/01/22        521,020
    2,000   Delaware River Port Authority, Ser 1995 (FGIC) ............................ 5.50       01/01/26      1,896,580
            Pennsylvania Turnpike Commission,
    2,000     Ser O 1992 (FGIC) ....................................................... 6.00       12/01/12      2,076,820
    2,000     Ser A 1998 (AMBAC) ...................................................... 4.75       12/01/27      1,638,500
    1,000   Philadelphia Industrial Development Authority, Philadelphia Airport
              Ser 1998 A (AMT) (FGIC) ................................................. 5.00       07/01/23        855,550
    1,000   Pittsburgh Public Parking Authority, Ser 1992 A (FGIC) .................... 5.875      12/01/12      1,023,220
    1,000   Southeastern Pennsylvania Transportation Authority, Ser A 1999 (FGIC) ..... 5.25       03/01/18        931,020
    1,000   Puerto Rico Highway & Transportation Authority, Ser 1998 A ................ 4.75       07/01/38        791,870
 --------                                                                                                      -----------
   12,500                                                                                                       11,672,380
 --------                                                                                                      -----------
            Water & Sewer Revenue (6.9%)
    2,000   Philadelphia, Water & Wastewater Ser 1995 (MBIA) .......................... 6.25       08/01/11      2,174,520
    2,000   Pittsburgh Water & Sewer Authority, 1998 Ser B (FGIC) ..................... 0.00       09/01/28        337,320
    1,000   West Mifflin Sanitary Sewer Municipal Authority, Ser 1998 (MBIA) .......... 5.00       08/01/23        872,100
 --------                                                                                                      -----------
    5,000                                                                                                        3,383,940
 --------                                                                                                      -----------
            Other Revenue (3.3%)
    1,500   Pennsylvania Finance Authority, Cap Impr Refg Ser 1993 .................... 6.60       11/01/09      1,600,800
 --------                                                                                                      -----------
            Refunded (0.4%)
      200   Lehigh County Industrial Development Authority, Strawbridge & Clothier
 --------     Refg Ser of 1991 (ETM) .................................................. 7.20       12/15/01        205,972
                                                                                                               -----------
   47,880   TOTAL PENNSYLVANIA TAX-EXEMPT MUNICIPAL BONDS
 --------   (Identified Cost $45,499,777)..................................................................     44,210,538
                                                                                                               -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST --
  PENNSYLVANIA SERIES
PORTFOLIO OF INVESTMENTS November 30, 1999, continued

 PRINCIPAL
 AMOUNT IN                                                                               COUPON        MATURITY
 THOUSANDS                                                                                RATE           DATE         VALUE
------------------------------------------------------------------------------------------------------------------------------
            SHORT-TERM PENNSYLVANIA TAX-EXEMPT MUNICIPAL OBLIGATIONS (8.4%)
 $  2,000   Lehigh County General Purpose Authority, Lehigh Valley Hospital 1997 A
              (AMBAC) (Demand 12/01/99) ............................................... 3.65*%         07/01/28    $ 2,000,000
      800   Philadelphia Hospital and Higher Education Facilities Authority, Children's
              Hospital of Philadelphia Ser 1992 (Demand 12/01/99) ..................... 3.75*          03/01/27        800,000
    1,300   Philadelphia Industrial Development Authority, The Fox Chase Center
 --------     Ser 1997 (Demand 12/01/99) .............................................. 3.75*          07/01/25      1,300,000
                                                                                                                   -----------
    4,100   TOTAL SHORT-TERM PENNSYLVANIA TAX-EXEMPT MUNICIPAL OBLIGATIONS
 --------   (Identified Cost $4,100,000).......................................................................      4,100,000
                                                                                                                   -----------
 $ 51,980   TOTAL INVESTMENTS (Identified Cost $49,599,777) (a) ..................................        98.5%     48,310,538
 ========
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES .......................................         1.5         748,576
                                                                                                       --------    -----------
            NET ASSETS ...........................................................................       100.0%    $49,059,114
                                                                                                       ========    ===========

---------------
AMT      Alternative Minimum Tax.
ETM      Escrowed to maturity.
 *       Current coupon of variable rate demand obligation.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $931,110 and the aggregate gross unrealized depreciation is $2,220,349, resulting in net unrealized depreciation of $1,289,239.

Bond Insurance:
---------------
AMBAC    AMBAC Assurance Corporation.
FGIC     Financial Guaranty Insurance Company.
FSA      Financial Security Assurance Inc.
MBIA     Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
November 30, 1999

                                                              ARIZONA      CALIFORNIA       FLORIDA     MASSACHUSETTS
---------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in securities, at value* ......................  $36,114,335    $94,212,723    $51,623,842    $11,794,132
Cash ......................................................       40,663         93,484      1,574,593         29,189
Receivable for:
  Investments sold ........................................           --             --             --         10,275
  Interest ................................................      747,734      1,294,841        631,872        219,162
  Shares of beneficial interest sold ......................           --         97,230         54,639            509
Prepaid expenses and other assets .........................       10,092         10,886          9,064          1,392
                                                             -----------    -----------    -----------    -----------
  TOTAL ASSETS ............................................   36,912,824     95,709,164     53,894,010     12,054,659
                                                             -----------    -----------    -----------    -----------
LIABILITIES:
Payable for:
  Investments purchased ...................................           --             --             --             --
  Shares of beneficial interest repurchased ...............           --         77,742        271,549          4,646
  Dividends to shareholders ...............................       19,711         52,395         28,609          6,258
  Investment management fee ...............................       11,375         29,414         16,578          3,749
  Plan of distribution fee ................................        3,167         12,606          7,105          1,337
Accrued expenses ..........................................       11,377         21,700         15,197         10,105
                                                             -----------    -----------    -----------    -----------
  TOTAL LIABILITIES .......................................       45,630        193,857        339,038         26,095
                                                             -----------    -----------    -----------    -----------
  NET ASSETS ..............................................  $36,867,194    $95,515,307    $53,554,972    $12,028,564
                                                             ===========    ===========    ===========    ===========
COMPOSITION OF NET ASSETS:
Paid-in-capital ...........................................  $37,416,253    $96,639,672    $53,907,814    $12,025,193
Accumulated net realized loss .............................      (69,118)      (292,805)      (165,730)      (130,711)
Net unrealized appreciation (depreciation) ................     (479,941)      (831,560)      (187,112)       134,082
                                                             -----------    -----------    -----------    -----------
  NET ASSETS ..............................................  $36,867,194    $95,515,307    $53,554,972    $12,028,564
                                                             ===========    ===========    ===========    ===========
  *IDENTIFIED COST ........................................  $36,594,276    $95,044,283    $51,810,954    $11,660,050
                                                             ===========    ===========    ===========    ===========
  SHARES OF BENEFICIAL INTEREST OUTSTANDING ...............    3,722,888      9,378,747      5,301,588      1,151,035
                                                             ===========    ===========    ===========    ===========
NET ASSET VALUE PER SHARE
 (unlimited authorized shares of $.01 par value)...........        $9.90         $10.18         $10.10         $10.45
MAXIMUM OFFERING PRICE PER SHARE
 (net asset value plus 4.17% of net asset value)** ........       $10.31         $10.60         $10.52         $10.89

---------------
**  On sales of $25,000 or more, the offering price is reduced.

                        SEE NOTES TO FINANCIAL STATEMENTS

     MICHIGAN     MINNESOTA     NEW JERSEY      NEW YORK         OHIO        PENNSYLVANIA
-----------------------------------------------------------------------------------------
   $14,906,029    $6,841,475    $37,982,832    $10,457,117    $15,596,638     $48,310,538
       372,146        61,193        113,449        103,661        326,665          19,130
            --            --             --             --             --          90,000
       157,170       129,177        646,433        172,693        233,457         740,485
        10,371            --         48,625             --         14,478           1,548
         3,940         1,994          8,378          3,791          5,158           8,863
 -------------    ----------    -----------    -----------    -----------    ------------
    15,449,656     7,033,839     38,799,717     10,737,262     16,176,396      49,170,564
 -------------    ----------    -----------    -----------    -----------    ------------
            --            --             --             --        493,005              --
            --            --        182,948             --             --          46,328
         8,062         3,410         21,164          5,736          8,440          27,023
         4,733         2,169         11,908          3,306          4,871          15,194
         2,028           929          5,103          1,417          2,088           6,197
         8,635         6,845         12,212          7,414          8,652          16,708
 -------------    ----------    -----------    -----------    -----------    ------------
        23,458        13,353        233,335         17,873        517,056         111,450
 -------------    ----------    -----------    -----------    -----------    ------------
   $15,426,198    $7,020,486    $38,566,382    $10,719,389    $15,659,340     $49,059,114
 =============    ==========    ===========    ===========    ===========    ============
   $15,624,705    $7,130,742    $38,833,385    $10,716,730    $15,786,140     $50,355,003
       (31,472)      (16,417)       (69,144)       (12,173)       (41,482)         (6,650)
      (167,035)      (93,839)      (197,859)        14,832        (85,318)     (1,289,239)
 -------------    ----------    -----------    -----------    -----------    ------------
   $15,426,198    $7,020,486    $38,566,382    $10,719,389    $15,659,340     $49,059,114
 =============    ==========    ===========    ===========    ===========    ============
   $15,073,064    $6,935,314    $38,180,691    $10,442,285    $15,681,956     $49,599,777
 =============    ==========    ===========    ===========    ===========    ============
     1,537,836       700,163      3,772,932      1,047,028      1,524,259       4,813,564
 =============    ==========    ===========    ===========    ===========    ============
        $10.03        $10.03         $10.22         $10.24         $10.27          $10.19
        $10.45        $10.45         $10.65         $10.67         $10.70          $10.61

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL STATEMENTS, continued


STATEMENTS OF OPERATIONS
For the year ended November 30, 1999

                                                   ARIZONA         CALIFORNIA        FLORIDA     MASSACHUSETTS
--------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME:
INTEREST INCOME ...............................   $ 2,164,365      $ 5,524,666     $ 3,087,284     $   777,513
                                                 ------------     ------------    ------------    ------------
EXPENSES
Investment management fee .....................       140,768          356,813         203,267          49,848
Plan of distribution fee ......................        56,078          150,122          82,273          20,384
Transfer agent fees and expenses ..............        11,777           34,144          19,332           5,708
Professional fees .............................        29,446           33,625          30,716          27,245
Shareholder reports and notices ...............        10,348           22,875          15,678           4,321
Trustees' fees and expenses ...................         1,895            5,050           2,661             533
Custodian fees ................................         2,460            5,076           3,295           1,222
Registration fees .............................         7,774            3,830           5,244           7,300
Other .........................................         6,190            9,047           7,204           4,991
                                                 ------------     ------------    ------------    ------------
  TOTAL EXPENSES ..............................       266,736          620,582         369,670         121,552
Less: expense offset ..........................        (2,456)          (5,067)         (3,289)         (1,222)
                                                 ------------     ------------    ------------    ------------
  NET EXPENSES ................................       264,280          615,515         366,381         120,330
                                                 ------------     ------------    ------------    ------------
  NET INVESTMENT INCOME .......................     1,900,085        4,909,151       2,720,903         657,183
                                                 ------------     ------------    ------------    ------------
NET REALIZED AND UNREALIZED LOSS :
Net realized loss .............................       (69,115)        (292,800)       (165,729)       (130,711)
Net change in unrealized appreciation .........    (2,859,823)      (7,760,961)     (4,099,311)       (872,696)
                                                 ------------     ------------    ------------    ------------
  NET LOSS ....................................    (2,928,938)      (8,053,761)     (4,265,040)     (1,003,407)
                                                 ------------     ------------    ------------    ------------
NET DECREASE ..................................   $(1,028,853)     $(3,144,610)    $(1,544,137)    $  (346,224)
                                                 ============     ============    ============    ============

                       SEE NOTES TO FINANCIAL STATEMENTS

    MICHIGAN      MINNESOTA     NEW JERSEY      NEW YORK          OHIO        PENNSYLVANIA
-------------------------------------------------------------------------------------------
  $   898,388     $ 426,128     $ 2,205,912     $ 623,723     $   963,133     $ 2,870,676
 ------------    ----------    ------------    ----------    ------------    ------------
       58,834        27,901         142,574        40,185          61,383         183,815
       24,004        11,455          57,692        16,977          24,023          78,314
        9,277         3,713          19,960         4,862           9,163          16,616
       32,176        35,872          27,213        26,947          30,129          28,013
        7,359         2,980          16,397         3,824           6,915          13,266
          801           250           1,949           548             839           2,811
        1,457           830           2,308         1,052           1,539           2,761
        2,720         2,960           7,041         7,310           2,656           3,343
        5,195         4,459           6,326         4,490           5,188           7,381
 ------------    ----------    ------------    ----------    ------------    ------------
      141,823        90,420         281,460       106,195         141,835         336,320
       (1,457)         (830)         (2,305)       (1,052)         (1,539)         (2,756)
 ------------    ----------    ------------    ----------    ------------    ------------
      140,366        89,590         279,155       105,143         140,296         333,564
 ------------    ----------    ------------    ----------    ------------    ------------
      758,022       336,538       1,926,757       518,580         822,837       2,537,112
 ------------    ----------    ------------    ----------    ------------    ------------
      (31,471)      (16,416)        (69,142)      (12,174)        (39,851)         (6,646)
   (1,120,780)     (516,662)     (2,840,301)     (836,551)     (1,175,397)     (4,132,749)
 ------------    ----------    ------------    ----------    ------------    ------------
   (1,152,251)     (533,078)     (2,909,443)     (848,725)     (1,215,248)     (4,139,395)
 ------------    ----------    ------------    ----------    ------------    ------------
  $  (394,229)    $(196,540)    $  (982,686)    $(330,145)    $  (392,411)    $(1,602,283)
 ============    ==========    ============    ==========    ============    ============

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL STATEMENTS, continued


STATEMENT OF CHANGES IN NET ASSETS

                                                                   ARIZONA                               CALIFORNIA
                                                   --------------------------------------- --------------------------------------
                                                       FOR THE YEAR        FOR THE YEAR        FOR THE YEAR       FOR THE YEAR
                                                          ENDED               ENDED               ENDED               ENDED
                                                    NOVEMBER 30, 1999   NOVEMBER 30, 1998   NOVEMBER 30, 1999   NOVEMBER 30, 1998
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS :
OPERATIONS:
Net investment income ............................     $ 1,900,085         $ 1,958,982         $  4,909,151       $  5,098,849
Net realized gain (loss) .........................         (69,115)            725,798             (292,800)         2,241,204
Net change in unrealized appreciation ............      (2,859,823)            (57,712)          (7,760,961)           248,404
                                                      ------------        ------------        -------------      -------------
  NET INCREASE (DECREASE) ........................      (1,028,853)          2,627,068           (3,144,610)         7,588,457
                                                      ------------        ------------        -------------      -------------
DIVIDENDS AND DISTRIBUTIONS FROM :
Net investment income ............................      (1,900,085)         (1,970,313)          (4,909,151)        (5,127,716)
Net realized gain ................................        (609,152)                 --           (1,789,764)                --
                                                      ------------        ------------        -------------      -------------
  TOTAL DIVIDENDS AND DISTRIBUTIONS ..............      (2,509,237)         (1,970,313)          (6,698,915)        (5,127,716)
                                                      ------------        ------------        -------------      -------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
Net proceeds from sales ..........................       3,943,050           3,583,708            9,677,182          7,971,183
Reinvestment of dividends and distributions ......       1,325,710             956,419            3,315,487          2,300,541
Cost of shares repurchased .......................      (6,518,686)         (5,432,230)         (12,809,278)       (11,766,093)
                                                      ------------        ------------        -------------      -------------
  NET INCREASE (DECREASE) ........................      (1,249,926)           (892,103)             183,391         (1,494,369)
                                                      ------------        ------------        -------------      -------------
  TOTAL INCREASE (DECREASE) ......................      (4,788,016)           (235,348)          (9,660,134)           966,372

NET ASSETS:
Beginning of period ..............................      41,655,210          41,890,558          105,175,441        104,209,069
                                                      ------------        ------------        -------------      -------------
  END OF PERIOD ..................................     $36,867,194         $41,655,210         $ 95,515,307       $105,175,441
                                                      ============        ============        =============      =============
SHARES ISSUED AND REPURCHASED :
Sold .............................................         375,871             333,041              896,986            718,169
Reinvestment of dividends and distributions ......         127,464              89,180              308,057            207,368
Repurchased ......................................        (632,656)           (506,438)          (1,202,334)        (1,061,263)
                                                      ------------        ------------        -------------      -------------
  NET INCREASE (DECREASE) ........................        (129,321)            (84,217)               2,709           (135,726)
                                                      ============        ============        =============      =============

                       SEE NOTES TO FINANCIAL STATEMENTS

                FLORIDA                              MASSACHUSETTS                             MICHIGAN
--------------------------------------- --------------------------------------- --------------------------------------
    FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR       FOR THE YEAR
       ENDED               ENDED               ENDED               ENDED               ENDED               ENDED
 NOVEMBER 30, 1999   NOVEMBER 30, 1998   NOVEMBER 30, 1999   NOVEMBER 30, 1998   NOVEMBER 30, 1999   NOVEMBER 30, 1998
----------------------------------------------------------------------------------------------------------------------
    $  2,720,903        $  2,983,488        $   657,183         $   670,436         $   758,022         $   876,689
        (165,729)          2,077,788           (130,711)            171,067             (31,471)            708,264
      (4,099,311)           (437,571)          (872,696)            170,653          (1,120,780)           (248,253)
   -------------       -------------       ------------        ------------        ------------        ------------
      (1,544,137)          4,623,705           (346,224)          1,012,156            (394,229)          1,336,700
   -------------       -------------       ------------        ------------        ------------        ------------
      (2,720,903)         (3,001,258)          (657,183)           (674,613)           (758,022)           (881,921)
      (1,997,025)                 --           (171,067)            (26,809)           (694,270)                 --
   -------------       -------------       ------------        ------------        ------------        ------------
      (4,717,928)         (3,001,258)          (828,250)           (701,422)         (1,452,292)           (881,921)
   -------------       -------------       ------------        ------------        ------------        ------------
       6,706,394           6,336,196          1,160,063           2,177,938           1,578,867           1,976,447
       1,979,787           1,065,444            502,570             398,624             939,478             488,182
     (10,131,177)        (12,850,195)        (3,695,685)         (2,212,481)         (3,004,836)         (4,672,568)
   -------------       -------------       ------------        ------------        ------------        ------------
      (1,444,996)         (5,448,555)        (2,033,052)            364,081            (486,491)         (2,207,939)
   -------------       -------------       ------------        ------------        ------------        ------------
      (7,707,061)         (3,826,108)        (3,207,526)            674,815          (2,333,012)         (1,753,160)
      61,262,033          65,088,141         15,236,090          14,561,275          17,759,210          19,512,370
   -------------       -------------       ------------        ------------        ------------        ------------
    $ 53,554,972        $ 61,262,033        $12,028,564         $15,236,090         $15,426,198         $17,759,210
   =============       =============       ============        ============        ============        ============
         623,037             569,452            107,144             193,348             148,075             178,504
         185,150              95,684             45,969              35,479              88,569              44,120
        (953,641)         (1,152,957)          (346,276)           (196,446)           (286,022)           (419,448)
   -------------       -------------       ------------        ------------        ------------        ------------
        (145,454)           (487,821)          (193,163)             32,381             (49,378)           (196,824)
   =============       =============       ============        ============        ============        ============

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL STATEMENTS, continued


STATEMENT OF CHANGES IN NET ASSETS, continued

                                                                  MINNESOTA                              NEW JERSEY
                                                   --------------------------------------- --------------------------------------
                                                       FOR THE YEAR        FOR THE YEAR        FOR THE YEAR       FOR THE YEAR
                                                          ENDED               ENDED               ENDED               ENDED
                                                    NOVEMBER 30, 1999   NOVEMBER 30, 1998   NOVEMBER 30, 1999   NOVEMBER 30, 1998
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ............................     $   336,538         $   385,482         $ 1,926,757         $ 1,969,062
Net realized gain (loss) .........................         (16,416)            152,552             (69,142)            614,679
Net change in unrealized appreciation ............        (516,662)            (55,068)         (2,840,301)            394,703
                                                      ------------        ------------        ------------        ------------
  NET INCREASE (DECREASE) ........................        (196,540)            482,966            (982,686)          2,978,444
                                                      ------------        ------------        ------------        ------------
DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ............................        (336,538)           (388,129)         (1,926,757)         (1,980,284)
Net realized gain ................................         (71,136)                 --            (609,503)                 --
                                                      ------------        ------------        ------------        ------------
  TOTAL DIVIDENDS AND DISTRIBUTIONS ..............        (407,674)           (388,129)         (2,536,260)         (1,980,284)
                                                      ------------        ------------        ------------        ------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
Net proceeds from sales ..........................         613,733             450,188           3,899,668           4,281,513
Reinvestment of dividends and distributions ......         197,150             205,051           1,486,480           1,110,422
Cost of shares repurchased .......................      (1,602,851)         (1,075,759)         (5,103,832)         (6,107,000)
                                                      ------------        ------------        ------------        ------------
  NET INCREASE (DECREASE) ........................        (791,968)           (420,520)            282,316            (715,065)
                                                      ------------        ------------        ------------        ------------
  TOTAL INCREASE (DECREASE) ......................      (1,396,182)           (325,683)         (3,236,630)            283,095

NET ASSETS:
Beginning of period ..............................       8,416,668           8,742,351          41,803,012          41,519,917
                                                      ------------        ------------        ------------        ------------
  END OF PERIOD ..................................     $ 7,020,486         $ 8,416,668         $38,566,382         $41,803,012
                                                      ============        ============        ============        ============
SHARES ISSUED AND REPURCHASED:
Sold .............................................          57,698              41,683             362,856             387,819
Reinvestment of dividends and distributions ......          18,774              19,052             138,573             100,683
Repurchased ......................................        (154,345)            (99,811)           (478,651)           (554,108)
                                                      ------------        ------------        ------------        ------------
  NET INCREASE (DECREASE) ........................         (77,873)            (39,076)             22,778             (65,606)
                                                      ============        ============        ============        ============

                       SEE NOTES TO FINANCIAL STATEMENTS

               NEW YORK                                  OHIO                                PENNSYLVANIA
--------------------------------------- --------------------------------------- --------------------------------------
    FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR       FOR THE YEAR
       ENDED               ENDED               ENDED               ENDED               ENDED               ENDED
 NOVEMBER 30, 1999   NOVEMBER 30, 1998   NOVEMBER 30, 1999   NOVEMBER 30, 1998   NOVEMBER 30, 1999   NOVEMBER 30, 1998
----------------------------------------------------------------------------------------------------------------------
    $   518,580         $   566,953         $   822,837         $   863,067         $ 2,537,112         $ 2,506,283
        (12,174)            408,044             (39,851)            388,407              (6,646)            578,722
       (836,551)            (77,877)         (1,175,397)            (29,432)         (4,132,749)            203,628
   ------------        ------------        ------------        ------------        ------------        ------------
       (330,145)            897,120            (392,411)          1,222,042          (1,602,283)          3,288,633
   ------------        ------------        ------------        ------------        ------------        ------------
       (518,580)           (570,172)           (822,837)           (870,982)         (2,537,112)         (2,518,046)
       (394,741)                 --            (219,842)                 --            (578,726)             (8,207)
   ------------        ------------        ------------        ------------        ------------        ------------
       (913,321)           (570,172)         (1,042,679)           (870,982)         (3,115,838)         (2,526,253)
   ------------        ------------        ------------        ------------        ------------        ------------
        637,143             656,120           2,664,054           2,170,150           3,894,419          12,831,070
        549,160             301,450             628,836             479,951           2,031,604           1,539,410
     (1,236,776)         (1,857,636)         (4,778,766)         (2,897,075)         (5,957,035)         (5,380,740)
   ------------        ------------        ------------        ------------        ------------        ------------
        (50,473)           (900,066)         (1,485,876)           (246,974)            (31,012)          8,989,740
   ------------        ------------        ------------        ------------        ------------        ------------
     (1,293,939)           (573,118)         (2,920,966)            104,086          (4,749,133)          9,752,120
     12,013,328          12,586,446          18,580,306          18,476,220          53,808,247          44,056,127
   ------------        ------------        ------------        ------------        ------------        ------------
    $10,719,389         $12,013,328         $15,659,340         $18,580,306         $49,059,114         $53,808,247
   ============        ============        ============        ============        ============        ============
         58,477              58,252             247,224             195,888             359,418           1,154,976
         50,586              26,721              58,442              43,444             189,500             139,044
       (115,169)           (164,456)           (447,444)           (262,446)           (560,476)           (485,530)
   ------------        ------------        ------------        ------------        ------------        ------------
         (6,106)            (79,483)           (141,778)            (23,114)            (11,558)            808,490
   ============        ============        ============        ============        ============        ============

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 1999


1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Multi-State Municipal Series Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The investment objective of each Series is to provide a high level of current income exempt from both Federal and the designated state income taxes consistent with preservation of capital.

The Fund, organized on October 29, 1990, as a Massachusetts business trust, is comprised of ten separate Series (the "Series"): the Arizona Series, the California Series, the Florida Series, the Massachusetts Series, the Michigan Series, the Minnesota Series, the New Jersey Series, the New York Series, the Ohio Series and the Pennsylvania Series. Each of the Series commenced operations on January 15, 1991, with the exception of the Arizona Series which commenced operations on April 30, 1991.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued by an outside independent pricing service approved by the Fund's Trustees. The pricing service has informed the Fund that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 1999, continued


C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply individually for each Series with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

E. EXPENSES -- Direct expenses are charged to the respective Series and general corporate expenses are allocated on the basis of relative net assets or equally among the Series.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, each Series of the Fund pays Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") a management fee, accrued daily and payable monthly, by applying the annual rate of 0.35% to the daily net assets of each Series determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes office space and facilities, equipment, clerical, bookkeeping and certain legal services, and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 1999, continued


3. PLAN OF DISTRIBUTION

Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the distribution of shares of the Fund.

Under the Plan, the expenses of certain activities and services provided by Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of the Fund's shares or who service shareholder accounts, including overhead and telephone expenses incurred in connection with the distribution of the Fund's shares, are reimbursed.

Reimbursements for these expenses will be made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the year ended November 30, 1999, the distribution fees were accrued at the following annual rates:

                       ARIZONA   CALIFORNIA   FLORIDA   MASSACHUSETTS   MICHIGAN
                       -------   ----------   -------   -------------   --------
Annual Rate .........   0.14%      0.15%       0.14%        0.14%         0.14%
                        ====       ====        ====         ====          ====

                     MINNESOTA   NEW JERSEY   NEW YORK     OHIO     PENNSYLVANIA
                     ---------   ----------   --------     ----     ------------
                        0.14%      0.14%       0.15%        0.14%         0.15%
                        ====       ====        ====         ====          ====

For the year ended November 30, 1999, the Distributor has informed the Fund that commissions from the sale of the Fund's shares of beneficial interest were as follows:

                       ARIZONA   CALIFORNIA    FLORIDA   MASSACHUSETTS  MICHIGAN
                       -------   ----------    -------   -------------  --------
 Commissions ......... $94,093    $226,522    $170,528      $31,101      $52,759
                       =======    ========    ========      =======      =======

                     MINNESOTA   NEW JERSEY   NEW YORK       OHIO  PENNSYLVANIA
                     ---------   ----------   --------       ----  ------------
                       $21,658    $ 98,116    $ 20,379      $53,226      $72,372
                       =======    ========    =========     =======      =======

Such commissions are not an expense of the Fund; they are deducted from the proceeds of the sale of the shares of beneficial interest.

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 1999, continued


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from the sales of portfolio securities, excluding short-term investments, for the year ended November 30, 1999 were as follows:

                       ARIZONA      CALIFORNIA      FLORIDA     MASSACHUSETTS    MICHIGAN
                       -------      ----------      -------     -------------    --------
 Purchases ......... $4,796,836    $26,282,780    $ 7,257,980  $        --      $1,548,121
                     ==========    ===========    ===========  =============    ==========
 Sales ............. $7,297,185    $30,187,123    $12,730,596  $   2,245,135    $3,118,997
                     ==========    ===========    ===========  =============    ==========

                     MINNESOTA    NEW JERSEY     NEW YORK        OHIO          PENNSYLVANIA
                     ---------    ----------     --------        ----          ------------
Purchases .........  $1,079,153    $3,865,670   $  400,000    $2,574,361        $2,982,709
                     ==========    ==========   ==========    ==========        ==========
Sales .............  $1,716,705    $5,017,151   $1,173,408    $4,250,957        $4,861,725
                     ==========    ==========   ==========    ==========        ==========

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended November 30, 1999 included in Trustees' fees and expenses in the Statement of Operations and the accrued pension liability included in accrued expenses in the Statement of Assets and Liabilities for each of the respective Series were as follows:

                                   ARIZONA   CALIFORNIA   FLORIDA   MASSACHUSETTS   MICHIGAN
                                   -------   ----------   -------   -------------   --------
Aggregate Pension Costs .........    $582      $1,437       $835         $198         $235
                                     ====      ======       ====         ====         ====

                                   MINNESOTA   NEW JERSEY   NEW YORK     OHIO   PENNSYLVANIA
                                   ---------   ----------   --------     ----   ------------
                                     $107      $  576       $157         $256         $710
                                     ====      ======       ====         ====         ====

                                     ARIZONA   CALIFORNIA   FLORIDA   MASSACHUSETTS MICHIGAN
                                     -------   ----------   -------   ------------- --------
Accrued Pension Liability .........  $4,366      $10,788    $6,594      $1,518      $1,934
                                     ======      =======    ======      ======      ======

                                    MINNESOTA   NEW JERSEY  NEW YORK     OHIO    PENNSYLVANIA
                                    ---------   ----------  --------     ----    ------------
                                     $  973      $ 4,253    $1,305      $2,080      $4,848
                                     ======      =======    ======      ======      ======

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 1999, continued


Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At November 30, 1999, each of the Series had transfer agent fees and expenses payable as follows:

                                                 ARIZONA   CALIFORNIA   FLORIDA   MASSACHUSETTS   MICHIGAN
                                                 -------   ----------   -------   -------------   --------
 Transfer Agent Fees and Expenses Payable ......  $ --        $646        $253         $242         $150
                                                  =======     ====        ====         ====         ====

                                                MINNESOTA   NEW JERSEY   NEW YORK     OHIO     PENNSYLVANIA
                                               ---------   ----------   --------      ----     ------------
                                                   $24        $194        $ 85         $ 82         $468
                                                   ===        ====        ====         ====         ====

5. FEDERAL INCOME TAX STATUS

At November 30, 1999, the following Series had approximate net capital loss carryovers which will be available through November 30, 2007 to offset future capital gains to the extent provided by regulations:

Arizona ...............  $ 69,000
California ............   243,000
Florida ...............   166,000
Massachusetts .........   131,000
Michigan ..............    31,000
Minnesota .............    16,000
New Jersey ............    69,000
New York ..............    12,000
Ohio ..................    14,000
Pennsylvania ..........     7,000

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. The California and Ohio Series incurred and will elect to defer net capital losses during fiscal 1999 of approximately $50,000 and $28,000, respectively.

6. SUBSEQUENT EVENT -- SERIES MERGERS

On January 26, 2000, the Trustees of the Fund and of Morgan Stanley Dean Witter Tax-Exempt Securities Trust ("Tax-Exempt") approved four reorganization plans (the "Plans") whereby the Massachusetts Series, the Michigan Series, the Minnesota Series and the Ohio Series would each be merged into Tax-Exempt. Each respective Plan is subject to the consent of the Massachusetts Series', the Michigan Series', the Minnesota Series' and the Ohio Series' shareholders, respectively. If the Plans are approved by shareholders (each Plan is independent of the other and therefore, the effectiveness of each Plan is not dependent upon the approval of the other Plans) the assets of the Massachusetts Series, the Michigan

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 1999, continued


Series, the Minnesota Series and the Ohio Series would be combined with the assets of Tax-Exempt and shareholders of the Massachusetts Series, the Michigan Series, the Minnesota Series and the Ohio Series would become Class D shareholders of Tax-Exempt, receiving Class D shares of Tax-Exempt equal to the value of their holdings in the respective Series.

On January 26, 2000, the Trustees of the Fund and of Morgan Stanley Dean Witter California Tax-Free Income Fund ("California Tax-Free") approved a reorganization plan (the "Plan") whereby the California Series would be merged into California Tax-Free. The Plan is subject to the consent of the California Series' shareholders. If the Plan is approved by shareholders, the assets of the California Series would be combined with the assets of California Tax-Free and shareholders of the California Series would become Class D shareholders of California Tax-Free, receiving Class D shares of California Tax-Free equal to the value of their holdings in the California Series.

On January 26, 2000, the Trustees of the Fund and of Morgan Stanley Dean Witter New York Tax-Free Income Fund ("New York Tax-Free") approved a reorganization plan (the "Plan") whereby the New York Series would be merged into New York Tax-Free. The Plan is subject to the consent of the New York Series' shareholders. If the Plan is approved by shareholders, the assets of the New York Series would be combined with the assets of New York Tax-Free and shareholders of the New York Series would become Class D shareholders of New York Tax-Free, receiving Class D shares of New York Tax-Free equal to the value of their holdings in the New York Series.

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL HIGHLIGHTS


Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

               NET ASSET                                                                                 TOTAL
     YEAR        VALUE         NET       NET REALIZED    TOTAL FROM                  DISTRIBUTIONS     DIVIDENDS
    ENDED      BEGINNING   INVESTMENT   AND UNREALIZED   INVESTMENT   DIVIDENDS TO         TO             AND
 NOVEMBER 30   OF PERIOD     INCOME       GAIN (LOSS)    OPERATIONS   SHAREHOLDERS    SHAREHOLDERS   DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------
ARIZONA SERIES
1995             $ 9.42       $0.54         $ 1.23         $ 1.77        $(0.54)         $   --         $(0.54)
1996              10.65        0.54          (0.06)          0.48         (0.54)             --          (0.54)
1997              10.59        0.53           0.05           0.58         (0.53)             --          (0.53)
1998              10.64        0.51           0.17           0.68         (0.51)             --          (0.51)
1999              10.81        0.49          (0.75)         (0.26)        (0.49)          (0.16)         (0.65)
CALIFORNIA SERIES
1995               9.38        0.56           1.29           1.85         (0.56)             --          (0.56)
1996              10.67        0.56           0.14           0.70         (0.56)             --          (0.56)
1997              10.81        0.55           0.15           0.70         (0.55)             --          (0.55)
1998              10.96        0.54           0.26           0.80         (0.54)             --          (0.54)
1999              11.22        0.52          (0.85)         (0.33)        (0.52)          (0.19)         (0.71)
FLORIDA SERIES
1995               9.60        0.56           1.28           1.84         (0.56)             --          (0.56)
1996              10.88        0.55          (0.02)          0.53         (0.55)             --          (0.55)
1997              10.86        0.54           0.11           0.65         (0.54)             --          (0.54)
1998              10.97        0.52           0.28           0.80         (0.52)             --          (0.52)
1999              11.25        0.50          (0.78)         (0.28)        (0.50)          (0.37)         (0.87)
MASSACHUSETTS SERIES
1995               9.60        0.57           1.37           1.94         (0.57)             --          (0.57)
1996              10.97        0.57          (0.03)          0.54         (0.57)          (0.02)         (0.59)
1997              10.92        0.53           0.18           0.71         (0.53)             --          (0.53)
1998              11.10        0.51           0.25           0.76         (0.51)          (0.02)         (0.53)
1999              11.33        0.50          (0.75)         (0.25)        (0.50)          (0.13)         (0.63)
MICHIGAN SERIES
1995               9.46        0.57           1.35           1.92         (0.57)             --          (0.57)
1996              10.81        0.56          (0.03)          0.53         (0.56)             --          (0.56)
1997              10.78        0.53           0.16           0.69         (0.53)             --          (0.53)
1998              10.94        0.51           0.25           0.76         (0.51)             --          (0.51)
1999              11.19        0.48          (0.73)         (0.25)        (0.48)          (0.43)         (0.91)

---------------
 + Does not reflect the deduction of sales load. Calculated based on the net asset value as of the last business day of the period.
(1)    Does not reflect the effect of expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                         RATIOS TO AVERAGE NET
                                                ASSETS
                                         (AFTER EXPENSES WERE      RATIOS TO AVERAGE NET ASSETS
                                               ASSUMED)           (BEFORE EXPENSES WERE ASSUMED)
  NET ASSET                NET ASSETS --------------------------- ------------------------------
    VALUE                    END OF                       NET                            NET      PORTFOLIO
    END OF       TOTAL       PERIOD                    INVESTMENT                    INVESTMENT   TURNOVER
    PERIOD      RETURN+     (000'S)       EXPENSES       INCOME        EXPENSES        INCOME       RATE
-----------------------------------------------------------------------------------------------------------
      $10.65      19.21%   $ 50,290           0.65%(1)        5.33%        0.65%(1)     5.33%            6%
       10.59       4.63      46,248           0.65 (1)        5.12         0.65 (1)     5.12             9
       10.64       5.64      41,891           0.66 (1)        5.04         0.66 (1)     5.04             2
       10.81       6.56      41,655           0.65 (1)        4.77         0.65 (1)     4.77            30
        9.90      (2.53)     36,867           0.66 (1)        4.72         0.66 (1)     4.72            13

       10.67      20.15     117,769           0.60 (1)        5.50         0.60 (1)     5.50             5
       10.81       6.76     113,859           0.59            5.28         0.59         5.28            19
       10.96       6.55     104,209           0.59            5.08         0.59         5.08            17
       11.22       7.58     105,175           0.59 (1)        4.87         0.59 (1)     4.87            24
       10.18      (3.10)     95,515           0.61 (1)        4.82         0.61 (1)     4.82            27

       10.88      19.54      74,058           0.63 (1)        5.34         0.63 (1)     5.34             8
       10.86       5.03      70,542           0.62 (1)        5.13         0.62 (1)     5.13            25
       10.97       6.10      65,088           0.62            5.02         0.62         5.02             7
       11.25       7.58      61,262           0.62 (1)        4.69         0.62 (1)     4.69            26
       10.10      (2.70)     53,555           0.64 (1)        4.69         0.64 (1)     4.69            13

       10.97      20.58      16,954           0.50 (1)        5.39         0.79 (1)     5.11             7
       10.92       5.07      16,021           0.50 (1)        5.23         0.82 (1)     4.91            11
       11.10       6.68      14,561           0.79 (1)        4.85         0.81 (1)     4.83            10
       11.33       7.03      15,236           0.83 (1)        4.55         0.83 (1)     4.55            31
       10.45      (2.29)     12,029           0.85 (1)        4.61         0.85 (1)     4.61            --

       10.81      20.69      21,673           0.50 (1)        5.49         0.77 (1)     5.22            22
       10.78       5.09      20,863           0.50 (1)        5.27         0.76 (1)     5.01             5
       10.94       6.52      19,512           0.72 (1)        4.95         0.74 (1)     4.93             3
       11.19       7.23      17,759           0.78 (1)        4.63         0.78 (1)     4.63            40
       10.03      (2.40)     15,426           0.84 (1)        4.51         0.84 (1)     4.51            10

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL HIGHLIGHTS, continued

               NET ASSET                                                                                 TOTAL
     YEAR        VALUE         NET       NET REALIZED    TOTAL FROM                  DISTRIBUTIONS     DIVIDENDS
    ENDED      BEGINNING   INVESTMENT   AND UNREALIZED   INVESTMENT   DIVIDENDS TO         TO             AND
 NOVEMBER 30   OF PERIOD     INCOME       GAIN (LOSS)    OPERATIONS   SHAREHOLDERS    SHAREHOLDERS   DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------
MINNESOTA SERIES
1995             $ 9.28       $0.54         $ 1.33         $ 1.87        $(0.54)         $   --         $(0.54)
1996              10.61        0.54          (0.01)          0.53         (0.54)             --          (0.54)
1997              10.60        0.49           0.10           0.59         (0.49)             --          (0.49)
1998              10.70        0.48           0.13           0.61         (0.49)             --          (0.49)
1999              10.82        0.44          (0.70)         (0.26)        (0.44)          (0.09)         (0.53)

NEW JERSEY SERIES
1995               9.47        0.56           1.26           1.82         (0.56)             --          (0.56)
1996              10.73        0.55          (0.03)          0.52         (0.55)             --          (0.55)
1997              10.70        0.53           0.18           0.71         (0.53)             --          (0.53)
1998              10.88        0.53           0.27           0.80         (0.53)             --          (0.53)
1999              11.15        0.51          (0.77)         (0.26)        (0.51)          (0.16)         (0.67)

NEW YORK SERIES
1995               9.46        0.56           1.42           1.98         (0.56)             --          (0.56)
1996              10.88        0.56           0.02           0.58         (0.56)             --          (0.56)
1997              10.90        0.53           0.21           0.74         (0.53)             --          (0.53)
1998              11.11        0.52           0.30           0.82         (0.52)             --          (0.52)
1999              11.41        0.49          (0.80)         (0.31)        (0.49)          (0.37)         (0.86)

OHIO SERIES
1995               9.42        0.56           1.38           1.94         (0.56)             --          (0.56)
1996              10.80        0.55          (0.03)          0.52         (0.55)             --          (0.55)
1997              10.77        0.53           0.17           0.70         (0.53)             --          (0.53)
1998              10.94        0.52           0.21           0.73         (0.52)             --          (0.52)
1999              11.15        0.50          (0.75)         (0.25)        (0.50)          (0.13)         (0.63)

PENNSYLVANIA SERIES
1995               9.56        0.55           1.29           1.84         (0.55)             --          (0.55)
1996              10.85        0.55             --           0.55         (0.55)             --          (0.55)
1997              10.85        0.54           0.14           0.68         (0.54)          (0.02)         (0.56)
1998              10.97        0.53           0.18           0.71         (0.53)             --          (0.53)
1999              11.15        0.52          (0.84)         (0.32)        (0.52)          (0.12)         (0.64)

---------------
+ Does not reflect the deduction of sales load. Calculated based on the net asset value as of the last business day of the period.
(1)    Does not reflect the effect of expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                        RATIOS TO AVERAGE NET
                                               ASSETS            RATIOS TO AVERAGE NET ASSETS
                                        (AFTER EXPENSES WERE        (BEFORE EXPENSES WERE
                                              ASSUMED)                     ASSUMED)
  NET ASSET               NET ASSETS --------------------------- ----------------------------
    VALUE                   END OF                       NET                          NET      PORTFOLIO
    END OF       TOTAL      PERIOD                    INVESTMENT                  INVESTMENT   TURNOVER
    PERIOD     RETURN +    (000'S)       EXPENSES       INCOME       EXPENSES       INCOME       RATE
--------------------------------------------------------------------------------------------------------
      $10.61     20.60%    $11,230         0.50%(1)      5.35%         0.98%(1)       4.88%        3%
       10.60      5.21       9,923         0.50 (1)      5.21          0.96 (1)       4.75         5
       10.70      5.76       8,742         0.94 (1)      4.68          0.97 (1)       4.65        --
       10.82      5.77       8,417         0.99 (1)      4.49          0.99 (1)       4.49        20
       10.03     (2.46)      7,020         1.13 (1)      4.22          1.13 (1)       4.22        15

       10.73     19.60      47,889         0.67 (1)      5.42          0.67 (1)       5.42        14
       10.70      4.93      44,829         0.66 (1)      5.23          0.66 (1)       5.23         5
       10.88      6.99      41,520         0.66          5.02          0.66           5.02        14
       11.15      7.49      41,803         0.67 (1)      4.77          0.67 (1)       4.77        21
       10.22     (2.44)     38,566         0.69          4.73          0.69           4.73        10

       10.88     21.40      14,388         0.50 (1)      5.43          0.85 (1)       5.09        24
       10.90      5.46      14,020         0.50 (1)      5.25          0.84 (1)       4.91        22
       11.11      7.06      12,586         0.82 (1)      4.84          0.84 (1)       4.82         4
       11.41      7.50      12,013         0.84 (1)      4.57          0.84 (1)       4.57        33
       10.24     (2.90)     10,719         0.93 (1)      4.52          0.93 (1)       4.52         4

       10.80     21.02      23,104         0.50 (1)      5.42          0.77 (1)       5.16        19
       10.77      5.04      21,207         0.50 (1)      5.23          0.75 (1)       4.98        32
       10.94      6.67      18,476         0.73 (1)      4.90          0.74 (1)       4.89         5
       11.15      6.84      18,580         0.75 (1)      4.70          0.75 (1)       4.70        37
       10.27     (2.29)     15,659         0.81 (1)      4.69          0.81 (1)       4.69        16

       10.85     19.65      53,935         0.66 (1)      5.29          0.66 (1)       5.29         8
       10.85      5.27      47,055         0.65 (1)      5.17          0.65 (1)       5.17        --
       10.97      6.53      44,056         0.66          5.01          0.66           5.01         8
       11.15      6.60      53,808         0.64 (1)      4.75          0.64 (1)       4.75        26
       10.19     (3.02)     49,059         0.64 (1)      4.83          0.64 (1)       4.83         6

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
REPORT OF INDEPENDENT ACCOUNTANTS


TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Arizona Series, the California Series, the Florida Series, the Massachusetts Series, the Michigan Series, the Minnesota Series, the New Jersey Series, the New York Series, the Ohio Series, and the Pennsylvania Series (constituting the Morgan Stanley Dean Witter Multi-State Municipal Series Trust, hereafter referred to as the "Fund") at November 30, 1999, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

As described in Note 6 to the financial statements, the Fund's Trustees have approved reorganization plans whereby the Massachusetts Series, the Michigan Series, the Minnesota Series and the Ohio Series would each be merged into Morgan Stanley Dean Witter Tax-Exempt Securities Trust, the California Series would be merged into Morgan Stanley Dean Witter California Tax-Free Income Fund and the New York Series would be merged into Morgan Stanley Dean Witter New York Tax-Free Income Fund. Each respective Plan is subject to the consent of the respective Series' shareholders.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
January 26, 2000

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FEDERAL INCOME TAX NOTICE (unaudited)

During the year ended November 30, 1999, each Series paid to its shareholders the following per share amounts from tax-exempt income:

  ARIZONA    CALIFORNIA   FLORIDA   MASSACHUSETTS   MICHIGAN   MINNESOTA   NEW JERSEY   NEW YORK     OHIO     PENNSYLVANIA
  -------    ----------   -------   -------------   --------   ---------   ----------   --------     ----     ------------
   $0.49        $0.52       $0.50       $0.50         $0.48      $0.44        $0.51       $0.49      $0.50        $0.52

During the year ended November 30, 1999, each Series paid to its shareholders the following per share amounts from long-term capital gains:

  ARIZONA    CALIFORNIA   FLORIDA   MASSACHUSETTS   MICHIGAN   MINNESOTA   NEW JERSEY   NEW YORK     OHIO     PENNSYLVANIA
  -------    ----------   -------   -------------   --------   ---------   ----------   --------     ----     ------------
   $0.16        $0.19       $0.37       $0.11         $0.43      $0.09        $0.16       $0.36      $0.13        $0.12

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and
General Counsel

James F. Willison
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.


MORGAN STANLEY
DEAN WITTER
MULTI-STATE
MUNICIPAL
SERIES TRUST


Annual Report
November 30, 1999

                          MORGAN STANLEY DEAN WITTER
                        CALIFORNIA TAX-FREE INCOME FUND
                                    PART B
                      STATEMENT OF ADDITIONAL INFORMATION


     This Statement of Additional Information relates to the shares of Morgan Stanley Dean Witter California Tax-Free Income Fund ("California Tax-Free") to be issued pursuant to an Agreement and Plan of Reorganization, dated January 26, 2000, between California Tax-Free and Morgan Stanley Dean Witter Multi-State Municipal Series Trust ("Multi-State"), on behalf of its series, California Series ("California Series") in connection with the acquisition by California Tax-Free of substantially all of the assets, subject to stated liabilities, of California Series. This Statement of Additional Information does not constitute a prospectus. This Statement of Additional Information does not include all information that a shareholder should consider before voting on the proposals contained in the Proxy Statement and Prospectus, and, therefore, should be read in conjunction with the related Proxy Statement and Prospectus,
dated March   , 2000. A copy of the Proxy Statement and Prospectus may be obtained without charge by mailing a written request to California Tax-Free at Two World Trade Center, New York, New York 10048 or by calling (800) 869-NEWS (TOLL FREE). Please retain this document for future reference.


    The date of this Statement of Additional Information is March   , 2000.

                               TABLE OF CONTENTS




                                                               PAGE
                                                              -----
INTRODUCTION ..............................................     B-3
ADDITIONAL INFORMATION ABOUT CALIFORNIA TAX-FREE ..........     B-3
FINANCIAL STATEMENTS ......................................     B-4

                                  INTRODUCTION

     This Statement of Additional Information is intended to supplement the information provided in the Proxy Statement and Prospectus dated March , 2000 (the "Proxy Statement and Prospectus"). The Proxy Statement and Prospectus has been sent to California Series shareholders in connection with the solicitation of proxies by the Board of Trustees of Multi-State, on behalf of California Series, to be voted at the Special Meeting of shareholders of California Series to be held on June 22, 2000. This Statement of Additional Information incorporates by reference the Statement of Additional Information of California Tax-Free dated February 22, 2000 and the Statement of Additional Information of Multi-State dated February 25, 2000.


               ADDITIONAL INFORMATION ABOUT CALIFORNIA TAX-FREE


INVESTMENT OBJECTIVES AND POLICIES

     For additional information about California Tax-Free's investment objectives and policies, see "Description of the Fund and Its Investments and Risks" in California Tax-Free's Statement of Additional Information.


MANAGEMENT

     For additional information about the Board of Trustees, officers and management personnel of California Tax-Free, see "Management of the Fund" and "Investment Management and Other Services" in California Tax-Free's Statement of Additional Information.


INVESTMENT ADVISORY AND OTHER SERVICES

     For additional information about California Tax-Free's investment manager, see "Investment Management and Other Services" in California Tax-Free's Statement of Additional Information. For additional information about California Tax-Free's independent auditors, see "Investment Management and Other Services" in California Tax-Free's Statement of Additional Information. For additional information about other services provided to California Tax-Free, see "Investment Management and Other Services" in California Tax-Free's Statement of Additional Information.


PORTFOLIO TRANSACTIONS AND BROKERAGE

     For additional information about brokerage allocation practices, see "Brokerage Allocation and Other Practices" in California Tax-Free's Statement of Additional Information.


DESCRIPTION OF FUND SHARES

     For additional information about the voting rights and other characteristics of the shares of California Tax-Free, see "Capital Stock and Other Securities" in California Tax-Free's Statement of Additional Information.



PURCHASE, REDEMPTION AND PRICING OF SHARES

     For additional information about the purchase and redemption of California Tax-Free's shares and the determination of net asset value, see "Purchase, Redemption and Pricing of Shares" in California Tax-Free's Statement of Additional Information.


DIVIDENDS, DISTRIBUTIONS AND TAX STATUS

     For additional information about California Tax-Free's policies regarding dividends and distributions and tax matters affecting California Tax-Free and its shareholders, see "Taxation of the Fund and Shareholders" in California Tax-Free's Statement of Additional Information.

DISTRIBUTION OF SHARES


     For additional information about California Tax-Free's distributor and the distribution agreement between California Tax-Free and its distributor, see "Investment Management and Other Services" and "Underwriters" in California Tax-Free's Statement of Additional Information.


PERFORMANCE DATA


     For additional information about California Tax-Free's performance, see "Calculation of Performance Data" in California Tax-Free's Statement of Additional Information.


                             FINANCIAL STATEMENTS


     California Tax-Free's most recent audited financial statements are set forth in California Tax-Free's Annual Report for the fiscal year ended December 31, 1999. A copy of the Annual Report accompanies, and is incorporated by reference in, the Proxy Statement and Prospectus. California Series' most recent audited financial statements are set forth in Multi-State's Annual Report for the fiscal year ended November 30, 1999, which are incorporated by reference in the Proxy Statement and Prospectus.

          MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
                        PRO FORMA FINANCIAL STATEMENTS
                      STATEMENT OF ASSETS AND LIABILITIES
                         DECEMBER 31, 1999 (UNAUDITED)



                                                  MORGAN STANLEY
                                                   DEAN WITTER
                                               CALIFORNIA TAX-FREE
                                                   INCOME FUND
                                              ---------------------
ASSETS:
Investments in securities, at value
 (identified cost $779,707,328,
 $94,363,064 and $874,070,392,
 respectively) ..............................     $773,321,333
Cash ........................................          197,826
Receivable for:
 Interest ...................................       11,351,714
 Investments sold ...........................           61,148
 Shares of beneficial interest sold .........           33,311
Prepaid expenses and other assets ...........           28,688
                                                  ------------
 TOTAL ASSETS ...............................      784,994,020
                                                  ------------
LIABILITIES:
Payable for:
 Dividends and distributions to
  shareholders ..............................        1,813,265
 Plan of distribution fee ...................          499,241
 Investment management fee ..................          362,927
 Shares of beneficial interest
  repurchased ...............................          288,364
Accrued expenses and other payables .........          108,599
                                                  ------------
 TOTAL LIABILITIES ..........................        3,072,396
                                                  ------------
 NET ASSETS .................................     $781,921,624
                                                  ============
COMPOSITION OF NET ASSETS:
Paid-in-capital .............................     $789,862,172
Net unrealized depreciation .................       (6,385,995)
Accumulated net realized loss ...............       (1,554,553)
                                                  ------------
 NET ASSETS .................................     $781,921,624
                                                  ============
CLASS A SHARES:
Net Assets ..................................     $  6,252,598
Shares Outstanding (unlimited authorized,
 $.01 par value).............................          535,720
 NET ASSET VALUE PER SHARE ..................     $      11.67
                                                  ============
 MAXIMUM OFFERING PRICE PER
  SHARE, (net asset value plus 4.44%
  of net asset value) .......................     $      12.19
                                                  ============
CLASS B SHARES:
Net Assets ..................................     $761,548,098
Shares Outstanding (unlimited authorized,
 $.01 par value).............................       64,904,124
 NET ASSET VALUE PER SHARE ..................     $      11.73
                                                  ============
CLASS C SHARES:
Net Assets ..................................     $ 13,099,494
Shares Outstanding (unlimited authorized,
 $.01 par value).............................        1,116,289
 NET ASSET VALUE PER SHARE ..................     $      11.73
                                                  ============
CLASS D SHARES:
Net Assets ..................................     $  1,021,434
Shares Outstanding (unlimited authorized,
 $.01 par value).............................           87,245
 NET ASSET VALUE PER SHARE ..................     $      11.71
                                                  ============
 MAXIMUM OFFERING PRICE PER
  SHARE, (net asset value plus 4.17%
  of net asset value) .......................



                                                     MORGAN STANLEY
                                                      DEAN WITTER
                                                      MULTI-STATE
                                               MUNICIPAL SERIES TRUST --        PRO FORMA
                                                   CALIFORNIA SERIES           ADJUSTMENTS          COMBINED
                                              --------------------------- --------------------- ---------------
ASSETS:
Investments in securities, at value
 (identified cost $779,707,328,
 $94,363,064 and $874,070,392,
 respectively) ..............................        $ 92,397,918                                $865,719,251
Cash ........................................              52,052                                     249,878
Receivable for:
 Interest ...................................           1,460,425                                  12,812,139
 Investments sold ...........................             100,241                                     161,389
 Shares of beneficial interest sold .........              21,212                                      54,523
Prepaid expenses and other assets ...........               6,797                                      35,485
                                                     ------------                                ------------
 TOTAL ASSETS ...............................          94,038,645                                 879,032,665
                                                     ------------                                ------------
LIABILITIES:
Payable for:
 Dividends and distributions to
  shareholders ..............................             451,416                                   2,264,681
 Plan of distribution fee ...................              12,011                                     511,252
 Investment management fee ..................              28,026                                     390,953
 Shares of beneficial interest
  repurchased ...............................             108,329                                     396,693
Accrued expenses and other payables .........              23,475                                     132,074
                                                     ------------                                ------------
 TOTAL LIABILITIES ..........................             623,257                                   3,695,653
                                                     ------------                                ------------
 NET ASSETS .................................        $ 93,415,388                                $875,337,012
                                                     ============                                ============
COMPOSITION OF NET ASSETS:
Paid-in-capital .............................        $ 95,673,340                                $885,535,512
Net unrealized depreciation .................          (1,965,146)                                 (8,351,141)
Accumulated net realized loss ...............            (292,806)                                 (1,847,359)
                                                     ------------                                ------------
 NET ASSETS .................................        $ 93,415,388                                $875,337,012
                                                     ============                                ============
CLASS A SHARES:
Net Assets ..................................                                                    $  6,252,598
Shares Outstanding (unlimited authorized,
 $.01 par value).............................                                                         535,720
 NET ASSET VALUE PER SHARE ..................                                                    $      11.67
                                                                                                 ============
 MAXIMUM OFFERING PRICE PER
  SHARE, (net asset value plus 4.44%
  of net asset value) .......................                                                    $      12.19
                                                                                                 ============
CLASS B SHARES:
Net Assets ..................................                                                    $761,548,098
Shares Outstanding (unlimited authorized,
 $.01 par value).............................                                                      64,904,124
 NET ASSET VALUE PER SHARE ..................                                                    $      11.73
                                                                                                 ============
CLASS C SHARES:
Net Assets ..................................                                                    $ 13,099,494
Shares Outstanding (unlimited authorized,
 $.01 par value).............................                                                       1,116,289
 NET ASSET VALUE PER SHARE ..................                                                    $      11.73
                                                                                                 ============
CLASS D SHARES:
Net Assets ..................................        $ 93,415,388                                $ 94,436,822
Shares Outstanding (unlimited authorized,
 $.01 par value).............................           9,283,136               (1,305,733)(1)      8,064,648
 NET ASSET VALUE PER SHARE ..................        $      10.06                                $      11.71
                                                     ============                                ============
 MAXIMUM OFFERING PRICE PER
  SHARE, (net asset value plus 4.17%
  of net asset value) .......................        $      10.48
                                                     ============

----------
(1) Represents the difference between total additional shares to be issued (see Note 2) and current Morgan Stanley Multi-State Municipal
      Series -- California shares outstanding.


                  See Notes to Pro Forma Financial Statements

          MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
                         PRO FORMA FINANCIAL STATEMENTS
                            STATEMENT OF OPERATIONS
           FOR THE TWELVE MONTHS ENDED DECEMBER 31, 1999 (UNAUDITED)




                                                      MORGAN STANLEY
                                                       DEAN WITTER
                                                   CALIFORNIA TAX-FREE
                                                       INCOME FUND
                                                  ---------------------
NET INVESTMENT INCOME :
INTEREST INCOME .................................     $  47,166,010
                                                      -------------
EXPENSES
Plan of distribution fee (Class A shares) .......            11,519
Plan of distribution fee (Class B shares) .......         6,314,572
Plan of distribution fee (Class C shares) .......            91,541
Plan of distribution fee ........................                --
Investment management ...........................         4,616,624
Transfer agent fees and expenses ................           219,286
Custodian fees ..................................            34,863
Registration fees ...............................             7,565
Shareholder reports and notices .................            70,014
Professional fees ...............................            78,760
Trustees' fees and expenses .....................            18,620
Other ...........................................            22,879
                                                      -------------
 TOTAL EXPENSES .................................        11,486,243
Less: expense offset ............................           (34,780)
Less: plan of distribution fee rebate
  (Class B shares) ..............................        (3,599,718)
                                                      -------------
 NET EXPENSES ...................................         7,851,745
                                                      -------------
 NET INVESTMENT INCOME ..........................        39,314,265
                                                      -------------
NET REALIZED AND UNREALIZED LOSS:
Net realized loss ...............................        (1,554,488)
Net change in unrealized appreciation ...........       (71,987,904)
                                                      -------------
 NET LOSS .......................................       (73,542,392)
                                                      -------------
NET INCREASE (DECREASE) .........................     $ (34,228,127)
                                                      =============



                                                         MORGAN STANLEY
                                                          DEAN WITTER
                                                          MULTI-STATE               PRO FORMA
                                                   MUNICIPAL SERIES TRUST --       ADJUSTMENTS
                                                       CALIFORNIA SERIES            (NOTE 3)           COMBINED
                                                  --------------------------- -------------------- ----------------
NET INVESTMENT INCOME :
INTEREST INCOME .................................        $  5,099,486                      --       $  52,265,496
                                                         ------------                      --       -------------
EXPENSES
Plan of distribution fee (Class A shares) .......                  --                      --              11,519
Plan of distribution fee (Class B shares) .......                  --                      --           6,314,572
Plan of distribution fee (Class C shares) .......                  --                      --              91,541
Plan of distribution fee ........................             148,762             $  (148,762)(1)              --
Investment management ...........................             353,641                   4,078 (1)       4,974,343
Transfer agent fees and expenses ................              34,370                   3,300 (3)         256,956
Custodian fees ..................................               5,076                  (5,076)(2)          34,863
Registration fees ...............................               3,916                  (3,528)(2)           7,953
Shareholder reports and notices .................              23,664                  (9,016)(2)
                                                                                       32,000 (3)         116,662
Professional fees ...............................              34,163                 (34,163)(2)
                                                                                       36,700 (3)         115,460
Trustees' fees and expenses .....................               5,078                  (5,078)(2)          18,620
Other ...........................................               8,775                  (7,309)(2)          24,345
                                                         ------------             -----------       -------------
 TOTAL EXPENSES .................................             617,445                (136,854)         11,966,834
Less: expense offset ............................              (5,067)                     --             (39,847)
Less: plan of distribution fee rebate
  (Class B shares) ..............................                  --                      --          (3,599,718)
                                                         ------------             -----------       -------------
 NET EXPENSES ...................................             612,378                (136,854)          8,327,269
                                                         ------------             -----------       -------------
 NET INVESTMENT INCOME ..........................           4,487,108                 136,854          43,938,227
                                                         ------------             -----------       -------------
NET REALIZED AND UNREALIZED LOSS:
Net realized loss ...............................            (292,800)                     --          (1,847,288)
Net change in unrealized appreciation ...........          (8,167,990)                     --         (80,155,894)
                                                         ------------             -----------       -------------
 NET LOSS .......................................          (8,460,790)                     --         (82,003,182)
                                                         ------------             -----------       -------------
NET INCREASE (DECREASE) .........................        $ (3,973,682)            $   136,854       $ (38,064,955)
                                                         ============             ===========       =============

----------
(1) Reflects adjustment to investment management fees and plan of distribution fees based on the surviving Fund's fee schedule.

(2)   Reflects elimination of duplicate services or fees.

(3) Solicitation costs in connection with the organization, which will be borne by Morgan Stanley Dean Witter Multi-State Municipal Series -- California, approximate $72,000.






                  See Notes to Pro Forma Financial Statements

          MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
                    NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                  (unaudited)

1. BASIS OF COMBINATION -- The Pro Forma Statement of Assets and Liabilities, including the Portfolio of Investments, at December 31, 1999 and the related Statement of Operations ("Pro Forma Statements") for the twelve months ended December 31, 1999, reflect the accounts of Morgan Stanley Dean Witter California Tax-Free Income Fund ("California Tax-Free") and Morgan Stanley Dean Witter Multi-State Municipal Series -- California ("California Series").

The Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of California Series in exchange for Class D shares in California Tax-Free. The Pro Forma Statements should be read in conjunction with the historical financial statements of each Fund included in its Statement of Additional Information.


2. SHARES OF BENEFICIAL INTEREST -- The pro forma net asset value per share assumes the issuance of additional Class D shares of California Tax-Free which would have been issued on December 31, 1999 in connection with the proposed reorganization. Shareholders of California Series would become shareholders of California Tax-Free receiving Class D shares of California Tax-Free equal to the value of their holdings in California Series. The amount of additional shares assumed to be issued was calculated based on the December 31, 1999 net assets of California Series and the net asset value per share of California Tax-Free as follows:

                                  NET ASSETS          NET ASSET VALUE
                                   12/31/99         PER SHARE 12/31/99
 ADDITIONAL SHARES ISSUED     CALIFORNIA SERIES     CALIFORNIA TAX-FREE
--------------------------   -------------------   --------------------
          7,977,403          $93,415,388           $ 11.71

3. PRO FORMA OPERATIONS -- The Pro Forma Statement of Operations assumes similar rates of gross investment income for the investments of each Fund. Accordingly, the combined gross investment income is equal to the sum of each Fund's gross investment income. Certain expenses have been adjusted to reflect the expected expenses of the combined entity. The pro-forma investment management fees and plan of distribution fees of the combined Fund are based on the fee schedule in effect for California Tax-Free at the combined level of average net assets for the twelve months ended December 31, 1999. The Pro Forma Statement of Operations does not include the effect of any realized gains or losses, or transaction fees incurred in connection with the realignment of the portfolio.

          MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

          PRO FORMA PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 1999

                                  (UNAUDITED)




                                                    MORGAN STANLEY DEAN WITTER
                                                       CALIFORNIA TAX-FREE
                                                           INCOME FUND
                                                 --------------------------------
                                                     PRINCIPAL
                             COUPON    MATURITY       AMOUNT
                              RATE       DATE     (IN THOUSANDS)       VALUE
                           ---------- ---------- ---------------- ---------------
CALIFORNIA TAX-
EXEMPT MUNICIPAL
BONDS (92.7%)
GENERAL OBLIGATION (7.7%)
California,
 Ser 1990 ................ 7.00%      08/01/07       $  5,000      $  5,623,750
 Ser 1990 ................ 7.00       08/01/08          5,000         5,656,400
 Veterans Ser AT ......... 9.50       02/01/10          2,000         2,674,660
 Veterans Ser BH (AMT)
  (FSA) .................. 5.40       12/01/16          2,400         2,260,296
 Various Purpose 04/01/93
  (FSA) .................. 5.50       04/01/19         10,000         9,542,400
 Ser 1996 (AMBAC) ........ 5.25       06/01/21         10,000         9,090,700
 Veterans Ser BD, BE &
  BF (AMT) (AMBAC)........ 6.38       02/01/27          3,000         3,000,300
 Refg Dtd 10/01/98 ....... 4.50       10/01/28             --                --
Carlsbad Unified School
 District, Ser 1997
 (FGIC) .................. 0.00       11/01/16             --                --
Los Angeles Unified School
 District, 1997 Ser B
 (FGIC) .................. 5.00       07/01/23         10,000         8,658,400
Mojave Water Agency,
 Impr Dist M Morongo
 Basin Pipeline Refg Ser
 1996 (FGIC) ............. 5.80       09/01/22             --                --
Santa Margarita/Dana Point
 Authority, Impr Dists #3,
 3A, 4 & 4A 1994 Ser B
 Refg (MBIA) ............. 5.75       08/01/20          2,000         1,959,740
Puerto Rico, Public
 Improvement
  Ser 1999 ............... 4.75       07/01/23          8,500         6,877,775
  Ser 1998 (Secondary
   MBIA) ................. 4.875      07/01/23             --                --
                                                     --------      ------------
                                                       57,900        55,344,421
                                                     --------      ------------
EDUCATIONAL FACILITIES
 REVENUE (3.5%)
California Educational
 Facilities Authority,
  Loyola Marymount
   University Refg Ser
   1992 .................. 6.00       10/01/14             --                --
  University of San
   Diego Refg Ser 1998
   (AMBAC) ............... 4.75       10/01/15             --                --
  University of San
   Diego Ser 1998
   (AMBAC) ............... 5.00       10/01/22          6,000         5,213,160
  University of Southern
   California Ser 1993
   B ..................... 5.80       10/01/15             --                --
  University of Southern
   California 1997 Ser
   C ..................... 5.125      10/01/28          4,000        43,464,720
California Statewide
 Communities
 Development Authority,
  Gemological Institute
   of America COPs
   (Connie Lee) .......... 6.00       05/01/20          3,400         3,412,070
  Gemological Institute
   of America COPs
   (Connie Lee) .......... 6.00       05/01/25          4,100         4,101,722



                              MORGAN STANLEY DEAN WITTER
                             MULTI-STATE MUNICIPAL SERIES
                               TRUST--CALIFORNIA SERIES                 COMBINED
                           -------------------------------- --------------------------------
                               PRINCIPAL                        PRINCIPAL
                                AMOUNT                           AMOUNT
                            (IN THOUSANDS)       VALUE       (IN THOUSANDS)       VALUE
                           ---------------- --------------- ---------------- ---------------
CALIFORNIA TAX-
EXEMPT MUNICIPAL
BONDS (92.7%)
GENERAL OBLIGATION (7.7%)
California,
 Ser 1990 ................           --                --       $  5,000      $  5,623,750
 Ser 1990 ................           --                --          5,000         5,656,400
 Veterans Ser AT .........           --                --          2,000         2,674,660
 Veterans Ser BH (AMT)
  (FSA) ..................           --                --          2,400         2,260,296
 Various Purpose 04/01/93
  (FSA) ..................     $  2,000      $  1,908,480         12,000        11,450,880
 Ser 1996 (AMBAC) ........           --                --         10,000         9,090,700
 Veterans Ser BD, BE &
  BF (AMT) (AMBAC)........           --                --          3,000         3,000,300
 Refg Dtd 10/01/98 .......        2,000         1,548,640          2,000         1,548,640
Carlsbad Unified School
 District, Ser 1997
 (FGIC) ..................        2,500           924,175          2,500           924,175
Los Angeles Unified School
 District, 1997 Ser B
 (FGIC) ..................        3,000         2,597,520         13,000        11,255,920
Mojave Water Agency,
 Impr Dist M Morongo
 Basin Pipeline Refg Ser
 1996 (FGIC) .............        3,000         2,947,770          3,000         2,947,770
Santa Margarita/Dana Point
 Authority, Impr Dists #3,
 3A, 4 & 4A 1994 Ser B
 Refg (MBIA) .............           --                --          2,000         1,959,740
Puerto Rico, Public
 Improvement
  Ser 1999 ...............           --                --          8,500         6,877,775
  Ser 1998 (Secondary
   MBIA) .................        2,000         1,696,220          2,000         1,696,220
                               --------      ------------       --------      ------------
                                 14,500        11,622,805         72,400        66,967,226
                               --------      ------------       --------      ------------
EDUCATIONAL FACILITIES
 REVENUE (3.5%)
California Educational
 Facilities Authority,
  Loyola Marymount
   University Refg Ser
   1992 ..................        1,360         1,381,774          1,360         1,381,774
  University of San
   Diego Refg Ser 1998
   (AMBAC) ...............        1,500         1,331,565          1,500         1,331,565
  University of San
   Diego Ser 1998
   (AMBAC) ...............           --                --          6,000         5,213,160
  University of Southern
   California Ser 1993
   B .....................        2,500         2,517,950          2,500         2,517,950
  University of Southern
   California 1997 Ser
   C .....................           --                --          4,000         3,464,720
California Statewide
 Communities
 Development Authority,
  Gemological Institute
   of America COPs
   (Connie Lee) ..........           --                --          3,400         3,412,070
  Gemological Institute
   of America COPs
   (Connie Lee) ..........           --                --          4,100         4,101,722

          MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

           PRO FORMA PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 1999

                                  (UNAUDITED)


                                                      MORGAN STANLEY DEAN WITTER
                                                         CALIFORNIA TAX-FREE
                                                             INCOME FUND
                                                    ------------------------------
                                                        PRINCIPAL
                                COUPON    MATURITY       AMOUNT
                                 RATE       DATE     (IN THOUSANDS)      VALUE
                             ----------- ---------- ---------------- -------------
University of California,
 Multiple Purpose Refg
 Ser 1993 C (AMBAC) ........ 5.125%      09/01/18       $ 10,000      $ 9,066,200
                                                        --------      -----------
                                                          27,500       25,257,872
                                                        --------      -----------
ELECTRIC REVENUE (9.4%)
Burbank, Electric Ser 1998
 (FSA) ..................... 4.75        06/01/23             --               --
Los Angeles Department of
 Water & Power,
  Second Issue of 1993
   (Secondary
   AMBAC) .................. 5.40        11/15/13         13,000       12,948,910
  Refg Issue of 1993
   (Secondary
   AMBAC) .................. 5.375       09/01/23             --               --
Northern California Power
 Agency, Hydro #1 1993
 Refg Ser A (MBIA)           5.50        07/01/16          5,000        4,852,400
Sacramento Municipal
 Utility District,
  Refg 1994 Ser H
   (MBIA) .................. 5.75        01/01/11          5,700        5,848,029
  Refg 1993 Ser D
   (MBIA) .................. 5.625       11/15/15             --               --
  Refg 1992 Ser A
   (FGIC) .................. 6.30        08/15/18         26,000       26,751,920
Southern California Public
 Power Authority,
  Mead-Adelanto 1994
   Ser A (AMBAC) ........... 5.15        07/01/15          7,000        6,593,440
  Mead - Phoenix
   (AMBAC) ................. 5.15        07/01/15             --               --
  Transmission Refg Ser
   1988 (FGIC) ............. 0.00        07/01/06          1,750        1,262,257
Turlock Irrigation District,
 Refg 1998 Ser A (MBIA)      5.00        01/01/26          5,000        4,293,200
Puerto Rico Electric Power
 Authority,
  Power Ser O .............. 5.00        07/01/12          9,000        8,496,000
  Power Ser X .............. 5.50        07/01/25          2,000        1,828,940
                                                        --------      -----------
                                                          74,450       72,875,096
                                                        --------      -----------
HOSPITAL REVENUE (5.5%)
Antelope Valley Healthcare
 District, Refg Ser 1997 A
 (FSA) ..................... 5.20        01/01/20        410,000        9,015,200
California Health Facilities
 Financing Authority,
 Sutter/CHS Ser 1996 A
 (MBIA) .................... 5.875       08/15/16          3,500        3,500,910
California Health Facilities
 Financing Authority,
  Catholic Health Corp
   Ser 1992 A (MBIA)........ 6.00        07/01/13             --               --
  Scripps Memorial
   Hospitals Ser 1992 A
   (MBIA) .................. 6.375       10/01/22             --               --
California Statewide
 Communities
 Development Authority
 Cedars-Sinai Medical
 Center Ser 1992 COPs ...... 6.50        08/01/12             --               --



                               MORGAN STANLEY DEAN WITTER
                              MULTI-STATE MUNICIPAL SERIES
                                TRUST--CALIFORNIA SERIES               COMBINED
                             ------------------------------ ------------------------------
                                 PRINCIPAL                      PRINCIPAL
                                  AMOUNT                         AMOUNT
                              (IN THOUSANDS)      VALUE      (IN THOUSANDS)      VALUE
                             ---------------- ------------- ---------------- -------------
University of California,
 Multiple Purpose Refg
 Ser 1993 C (AMBAC) ........           --              --       $ 10,000      $ 9,066,200
                                       --              --       --------      -----------
                                  $ 5,360      $5,231,289         32,860       30,489,161
                                  -------      ----------       --------      -----------
ELECTRIC REVENUE (9.4%)
Burbank, Electric Ser 1998
 (FSA) .....................        2,000       1,652,680          2,000        1,652,680
Los Angeles Department of
 Water & Power,
  Second Issue of 1993
   (Secondary
   AMBAC) ..................           --              --         13,000       12,948,910
  Refg Issue of 1993
   (Secondary
   AMBAC) ..................        2,000       1,838,180          2,000        1,838,180
Northern California Power
 Agency, Hydro #1 1993
 Refg Ser A (MBIA)                     --              --          5,000        4,852,400
Sacramento Municipal
 Utility District,
  Refg 1994 Ser H
   (MBIA) ..................           --              --          5,700        5,848,029
  Refg 1993 Ser D
   (MBIA) ..................        1,000         980,910          1,000          980,910
  Refg 1992 Ser A
   (FGIC) ..................           --              --         26,000       26,751,920
Southern California Public
 Power Authority,
  Mead-Adelanto 1994
   Ser A (AMBAC) ...........           --              --          7,000        6,593,440
  Mead - Phoenix
   (AMBAC) .................        5,000       4,709,600          5,000        4,709,600
  Transmission Refg Ser
   1988 (FGIC) .............           --              --          1,750        1,262,257
Turlock Irrigation District,
 Refg 1998 Ser A (MBIA)                --              --          5,000        4,293,200
Puerto Rico Electric Power
 Authority,
  Power Ser O ..............           --              --          9,000        8,496,000
  Power Ser X ..............           --              --          2,000        1,828,940
                                  -------      ----------       --------      -----------
                                   10,000       9,181,370         84,450       82,056,466
                                  -------      ----------       --------      -----------
HOSPITAL REVENUE (5.5%)
Antelope Valley Healthcare
 District, Refg Ser 1997 A
 (FSA) .....................           --              --        410,000        9,015,200
California Health Facilities
 Financing Authority,
 Sutter/CHS Ser 1996 A
 (MBIA) ....................           --              --          3,500        3,500,910
California Health Facilities
 Financing Authority,
  Catholic Health Corp
   Ser 1992 A (MBIA)........        2,000       2,048,180          2,000        2,048,180
  Scripps Memorial
   Hospitals Ser 1992 A
   (MBIA) ..................        3,000       3,050,370          3,000        3,050,370
California Statewide
 Communities
 Development Authority
 Cedars-Sinai Medical
 Center Ser 1992 COPs ......        2,000       2,118,960          2,000        2,118,960

          MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

           PRO FORMA PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 1999

                                  (UNAUDITED)


                                                         MORGAN STANLEY DEAN WITTER
                                                            CALIFORNIA TAX-FREE
                                                                INCOME FUND
                                                       ------------------------------
                                                           PRINCIPAL
                                   COUPON    MATURITY       AMOUNT
                                    RATE       DATE     (IN THOUSANDS)      VALUE
                                 ---------- ---------- ---------------- -------------
Duarte, City of Hope
 National Medical Center
 Ser 1999 A COPs ............... 5.25%      04/01/19        $10,000      $ 8,306,600
Madera County, Valley
 Children's Hospital Ser
 1995 COPs (MBIA) .............. 6.50       03/15/15          7,500        8,208,300
Rancho Mirage Joint
 Powers Financing
 Authority, Eisenhower
 Medical Center Ser 1997
 A COPs (MBIA) ................. 5.25       07/01/17          4,000        3,698,080
University of California,
 UCLA Medical Center
 Refg Ser 1994 (MBIA) .......... 5.50       12/01/14          5,000        4,914,950
                                                            -------      -----------
                                                             40,000       37,644,040
                                                            -------      -----------
INDUSTRIAL DEVELOPMENT/
 POLLUTION CONTROL
 REVENUE (2.2%)
California Pollution Control
 Financing Authority,
  Atlantic Richfield Co
   Ser 1996 A .................. 5.00       04/01/08          5,000        4,928,250
  San Diego Gas and
   Electric Co 1996
   Ser A ....................... 5.90       06/01/14          3,000        3,070,140
  Southern California
   Edison Co 1992 Ser
   B (AMT) ..................... 6.40       12/01/24         10,000        9,964,700
                                                            -------      -----------
                                                             18,000       17,963,090
                                                            -------      -----------
MORTGAGE REVENUE --
 MULTI-FAMILY (0.2%)
California Housing Finance
 Agency, Rental II 1992
 Ser B ......................... 6.70       08/01/15             --               --
                                                            -------      -----------
MORTGAGE REVENUE -- SINGLE
 FAMILY (4.9%)
California Housing Finance
 Agency,
  Home 1995 Ser J
   (AMBAC) ..................... 6.00       08/01/17          9,000        9,026,550
  Home 1991 Ser C
   (AMT) (MBIA) ................ 7.00       08/01/23             --               --
  Home 1995 Ser M
   (AMT) (MBIA) ................ 6.15       08/01/27          6,300        6,192,837
  Home 1995 Ser K
   (AMT) (AMBAC) ............... 6.25       08/01/27          8,215        8,150,430
  Home 1991 Ser G
   (AMT) ....................... 7.05       08/01/27          2,930        2,996,482
  Purchase 1995 Ser B-2
   (AMT) ....................... 6.30       08/01/24          6,900        6,921,804
California Rural Home
 Financing Authority,
  Home 1997 Ser D-CL
   5 (AMT) ..................... 6.70       05/01/29          2,015        2,103,539
  Home 1997 Ser A-2
   (AMT) ....................... 7.00       09/01/29             --               --
  Home 1998 Ser A
   (AMT) ....................... 6.35       12/01/29          1,915        1,932,867



                                   MORGAN STANLEY DEAN WITTER
                                  MULTI-STATE MUNICIPAL SERIES
                                    TRUST--CALIFORNIA SERIES               COMBINED
                                 ------------------------------ -------------------------------
                                     PRINCIPAL                      PRINCIPAL
                                      AMOUNT                         AMOUNT
                                  (IN THOUSANDS)      VALUE      (IN THOUSANDS)       VALUE
                                 ---------------- ------------- ---------------- --------------
Duarte, City of Hope
 National Medical Center
 Ser 1999 A COPs ...............      $ 4,000      $ 3,322,640       $14,000      $11,629,240
Madera County, Valley
 Children's Hospital Ser
 1995 COPs (MBIA) ..............           --               --         7,500        8,208,300
Rancho Mirage Joint
 Powers Financing
 Authority, Eisenhower
 Medical Center Ser 1997
 A COPs (MBIA) .................           --               --         4,000        3,698,080
University of California,
 UCLA Medical Center
 Refg Ser 1994 (MBIA) ..........           --               --         5,000        4,914,950
                                      -------      -----------       -------      -----------
                                       11,000       10,540,150        51,000       48,184,190
                                      -------      -----------       -------      -----------
INDUSTRIAL DEVELOPMENT/
 POLLUTION CONTROL
 REVENUE (2.2%)
California Pollution Control
 Financing Authority,
  Atlantic Richfield Co
   Ser 1996 A ..................           --               --         5,000        4,928,250
  San Diego Gas and
   Electric Co 1996
   Ser A .......................        1,500        1,535,070         4,500        4,605,210
  Southern California
   Edison Co 1992 Ser
   B (AMT) .....................           --               --        10,000        9,964,700
                                      -------      -----------       -------      -----------
                                        1,500        1,535,070        19,500       19,498,160
                                      -------      -----------       -------      -----------
MORTGAGE REVENUE --
 MULTI-FAMILY (0.2%)
California Housing Finance
 Agency, Rental II 1992
 Ser B .........................        2,000        2,086,160         2,000        2,086,160
                                      -------      -----------       -------      -----------
MORTGAGE REVENUE - SINGLE
 FAMILY (4.9%)
California Housing Finance
 Agency,
  Home 1995 Ser J
   (AMBAC) .....................           --               --         9,000        9,026,550
  Home 1991 Ser C
   (AMT) (MBIA) ................          690          714,867           690          714,867
  Home 1995 Ser M
   (AMT) (MBIA) ................           --               --         6,300        6,192,837
  Home 1995 Ser K
   (AMT) (AMBAC) ...............           --               --         8,215        8,150,430
  Home 1991 Ser G
   (AMT) .......................           --               --         2,930        2,996,482
  Purchase 1995 Ser B-2
   (AMT) .......................           --               --         6,900        6,921,804
California Rural Home
 Financing Authority,
  Home 1997 Ser D-CL
   5 (AMT) .....................           --               --         2,015        2,103,539
  Home 1997 Ser A-2
   (AMT) .......................        2,880        3,087,475         2,880        3,087,475
  Home 1998 Ser A
   (AMT) .......................           --               --         1,915        1,932,867

          MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

           PRO FORMA PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 1999

                                  (UNAUDITED)


                                                      MORGAN STANLEY DEAN WITTER
                                                          CALIFORNIA TAX-FREE
                                                              INCOME FUND
                                                    -------------------------------
                                                        PRINCIPAL
                                COUPON    MATURITY       AMOUNT
                                 RATE       DATE     (IN THOUSANDS)       VALUE
                              ---------- ---------- ---------------- --------------
Puerto Rico Housing
 Finance Corporation,
  Portfolio One
   GNMA-Backed
   Ser B .................... 7.65%      10/15/22       $    175      $    180,061
  Portfolio One
   GNMA-Backed
   Ser C .................... 6.85       10/15/23            665           692,910
                                                        --------      ------------
                                                          38,115        38,197,480
                                                        --------      ------------
PUBLIC FACILITIES
 REVENUE (4.8%)
Anaheim Public Financing
 Authority, Sub 1997
 Ser C (FSA) ................ 6.00       09/01/16          4,000         4,158,320
Beverly Hills Public
 Financing Authority, 1993
 Refg Ser A (MBIA) .......... 5.65       06/01/15         10,000         9,898,100
California Public Works
 Board, Department of
 Corrections 1998 Ser B
 (MBIA) ..................... 5.00       09/01/21          5,000         4,370,350
Los Angeles County, Public
 Properties Refg of 1987
 COPs ....................... 0.00       04/01/04          9,500         7,487,615
San Diego County,
 Downtown Courthouse
 Refg 1998 COPs
 (AMBAC) .................... 4.50       05/01/23             --                --
San Francisco
 Redevelopment Agency,
 Ser 1998 (FSA) ............. 5.00       07/01/25             --                --
San Jose Financing
 Authority, Convention
 Center Refg 1993 Ser C ..... 6.375      09/01/13         10,000        10,434,500
                                                        --------      ------------
                                                          38,500        36,348,885
                                                        --------      ------------
TAX ALLOCATION
 REVENUE (6.3%)
Garden Grove Community
 Redevelopment Agency,
  Refg Issue of 1993 ........ 5.70       10/01/13          5,000         4,892,400
  Refg Issue of 1993 ........ 5.875      10/01/23          6,000         5,582,880
Industry Urban-
 Development Agency,
 Transportation-
 Distribution-Industrial
 Redev Proj #3 1992 Refg      6.90       11/01/16             --                --
Long Beach Financing
 Authority, Ser 1992
 (AMBAC) .................... 6.00       11/01/17         25,500        26,202,780
Pleasanton Joint Powers
 Financing Authority,
 Reassessment 1993
 Ser A ...................... 6.15       09/02/12          8,830         8,929,956
San Jose Redevelopment
 Agency, Ser 1999
 (AMBAC) .................... 4.75       08/01/23         10,000         8,257,900
                                                        --------      ------------
                                                          55,330        53,865,916
                                                        --------      ------------



                                MORGAN STANLEY DEAN WITTER
                               MULTI-STATE MUNICIPAL SERIES
                                 TRUST--CALIFORNIA SERIES               COMBINED
                              ------------------------------ -------------------------------
                                  PRINCIPAL                      PRINCIPAL
                                   AMOUNT                         AMOUNT
                               (IN THOUSANDS)      VALUE      (IN THOUSANDS)       VALUE
                              ---------------- ------------- ---------------- --------------
Puerto Rico Housing
 Finance Corporation,
  Portfolio One
   GNMA-Backed
   Ser B ....................           --               --      $    175      $    180,061
  Portfolio One
   GNMA-Backed
   Ser C ....................      $   935      $   974,242         1,600         1,667,152
                                   -------      -----------      --------      ------------
                                     4,505        4,776,584        42,620        42,974,064
                                   -------      -----------      --------      ------------
PUBLIC FACILITIES
 REVENUE (4.8%)
Anaheim Public Financing
 Authority, Sub 1997
 Ser C (FSA) ................           --               --         4,000         4,158,320
Beverly Hills Public
 Financing Authority, 1993
 Refg Ser A (MBIA) ..........           --               --        10,000         9,898,100
California Public Works
 Board, Department of
 Corrections 1998 Ser B
 (MBIA) .....................           --               --         5,000         4,370,350
Los Angeles County, Public
 Properties Refg of 1987
 COPs .......................           --               --         9,500         7,487,615
San Diego County,
 Downtown Courthouse
 Refg 1998 COPs
 (AMBAC) ....................        2,000        1,583,400         2,000         1,583,400
San Francisco
 Redevelopment Agency,
 Ser 1998 (FSA) .............        2,000        1,721,880         2,000         1,721,880
San Jose Financing
 Authority, Convention
 Center Refg 1993 Ser C .....        2,000        2,086,900        12,000        12,521,400
                                   -------      -----------      --------      ------------
                                     6,000        5,392,180        44,500        41,741,065
                                   -------      -----------      --------      ------------
TAX ALLOCATION
 REVENUE (6.3%)
Garden Grove Community
 Redevelopment Agency,
  Refg Issue of 1993 ........           --               --         5,000         4,892,400
  Refg Issue of 1993 ........           --               --         6,000         5,582,880
Industry Urban-
 Development Agency,
 Transportation-
 Distribution-Industrial
 Redev Proj #3 1992 Refg             1,000        1,050,640         1,000         1,050,640
Long Beach Financing
 Authority, Ser 1992
 (AMBAC) ....................           --               --        25,500        26,202,780
Pleasanton Joint Powers
 Financing Authority,
 Reassessment 1993
 Ser A ......................           --               --         8,830         8,929,956
San Jose Redevelopment
 Agency, Ser 1999
 (AMBAC) ....................           --               --        10,000         8,257,900
                                   -------      -----------      --------      ------------
                                     1,000        1,050,640        56,330        54,916,556
                                   -------      -----------      --------      ------------

          MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

           PRO FORMA PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 1999

                                  (UNAUDITED)


                                                      MORGAN STANLEY DEAN WITTER
                                                         CALIFORNIA TAX-FREE
                                                             INCOME FUND
                                                   --------------------------------
                                                       PRINCIPAL
                               COUPON    MATURITY       AMOUNT
                                RATE       DATE     (IN THOUSANDS)       VALUE
                             ---------- ---------- ---------------- ---------------
TRANSPORTATION FACILITIES
 REVENUE (18.8%)
Alameda Corridor
 Transportation Authority,
 Sr Lien Ser 1999 A
 (MBIA) .................... 5.25%      10/01/21       $ 10,000      $   9,083,300
Foothill/Eastern
 Transportation Corridor
 Agency, Toll Road
  Ser 1999 (MBIA) .......... 5.125      01/15/19             --                 --
  Ser 1999 ................. 0.00       01/15/23         14,000          7,230,440
Long Beach,
 Harbor Refg Ser 1998 A
  (AMT) (FGIC) ............. 6.00       05/15/17          5,000          5,135,800
 Harbor Refg Ser 1998 A
  (AMT) (FGIC) ............. 6.00       05/15/18          9,000          9,190,800
 Harbor Refg Ser 1998 A
  (AMT) (FGIC) ............. 6.00       05/15/19          3,000          3,044,520
 Harbor Ser 1995 (AMT)
  (MBIA) ................... 5.25       05/15/25         15,000         13,136,850
Los Angeles, Department
 of Airports Refg 1995
 Ser A (FGIC) .............. 5.50       05/15/09         10,000         10,184,800
Los Angeles County
 Transportation
 Commission, Sales Tax
 Ser 1991 B ................ 6.50       07/01/13         20,000         20,899,000
Orange County, Airport
 Refg Ser 1997 (MBIA)
 (AMT) ..................... 5.50       07/01/11          5,000          5,047,900
San Diego County Regional
 Transportation
 Commission, Sales Tax
 1994 Ser A (FGIC) ......... 4.75       04/01/08         20,000         19,670,600
San Francisco Airports
 Commission, San
 Francisco Int'l Airport
  Second Ser Refg Issue
   4 (MBIA) ................ 6.00       05/01/20          4,055          4,071,098
  Second Ser Issue 15 B
   (MBIA) .................. 4.50       05/01/25         10,000          7,862,500
San Francisco Bay Area
 Rapid Transit District,
 Sales Tax
  Ser 1995 (FGIC) .......... 5.50       07/01/15          5,000          4,933,350
  Ser 1995 (FGIC) .......... 5.50       07/01/20          2,305          2,180,461
  Ser 1998 (AMBAC) ......... 4.75       07/01/23         10,000          8,261,100
San Joaquin Hills
 Transportation Corridor
 Agency, Toll Road
  Refg Ser 1997 A
   (MBIA) .................. 0.00       01/15/15             --                 --
  Refg Ser 1997 A
   (MBIA) .................. 0.00       01/15/31         10,000          1,466,700
  Refg Ser 1997 A
   (MBIA) .................. 5.25       01/15/30         10,000          8,835,500
  Senior Lien .............. 5.00       01/01/33         10,000          8,040,100
Puerto Rico Highway &
 Transportation Authority,
 Ser 1998 A ................ 4.75       07/01/38         10,000          7,684,300
                                                       --------      -------------
                                                        182,360        155,959,119
                                                       --------      -------------



                               MORGAN STANLEY DEAN WITTER
                              MULTI-STATE MUNICIPAL SERIES
                                TRUST--CALIFORNIA SERIES                COMBINED
                             ------------------------------ --------------------------------
                                 PRINCIPAL                      PRINCIPAL
                                  AMOUNT                         AMOUNT
                              (IN THOUSANDS)      VALUE      (IN THOUSANDS)       VALUE
                             ---------------- ------------- ---------------- ---------------
TRANSPORTATION FACILITIES
 REVENUE (18.8%)
Alameda Corridor
 Transportation Authority,
 Sr Lien Ser 1999 A
 (MBIA) ....................           --              --       $ 10,000      $   9,083,300
Foothill/Eastern
 Transportation Corridor
 Agency, Toll Road
  Ser 1999 (MBIA) ..........      $ 5,000      $4,486,400          5,000          4,486,400
  Ser 1999 .................           --              --         14,000          7,230,440
Long Beach,
 Harbor Refg Ser 1998 A
  (AMT) (FGIC) .............           --              --          5,000          5,135,800
 Harbor Refg Ser 1998 A
  (AMT) (FGIC) .............           --              --          9,000          9,190,800
 Harbor Refg Ser 1998 A
  (AMT) (FGIC) .............           --              --          3,000          3,044,520
 Harbor Ser 1995 (AMT)
  (MBIA) ...................           --              --         15,000         13,136,850
Los Angeles, Department
 of Airports Refg 1995
 Ser A (FGIC) ..............           --              --         10,000         10,184,800
Los Angeles County
 Transportation
 Commission, Sales Tax
 Ser 1991 B ................        2,000       2,089,900         22,000         22,988,900
Orange County, Airport
 Refg Ser 1997 (MBIA)
 (AMT) .....................           --              --          5,000          5,047,900
San Diego County Regional
 Transportation
 Commission, Sales Tax
 1994 Ser A (FGIC) .........           --              --         20,000         19,670,600
San Francisco Airports
 Commission, San
 Francisco Int'l Airport
  Second Ser Refg Issue
   4 (MBIA) ................           --              --          4,055          4,071,098
  Second Ser Issue 15 B
   (MBIA) ..................           --              --         10,000          7,862,500
San Francisco Bay Area
 Rapid Transit District,
 Sales Tax
  Ser 1995 (FGIC) ..........           --              --          5,000          4,933,350
  Ser 1995 (FGIC) ..........           --              --          2,305          2,180,461
  Ser 1998 (AMBAC) .........           --              --         10,000          8,261,100
San Joaquin Hills
 Transportation Corridor
 Agency, Toll Road
  Refg Ser 1997 A
   (MBIA) ..................        6,000       2,498,880          6,000          2,498,880
  Refg Ser 1997 A
   (MBIA) ..................           --              --         10,000          1,466,700
  Refg Ser 1997 A
   (MBIA) ..................           --              --         10,000          8,835,500
  Senior Lien ..............           --              --         10,000          8,040,100
Puerto Rico Highway &
 Transportation Authority,
 Ser 1998 A ................           --              --         10,000          7,684,300
                                  -------      ----------       --------      -------------
                                   13,000       9,075,180        195,360        165,034,299
                                  -------      ----------       --------      -------------

          MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

           PRO FORMA PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 1999

                                  (UNAUDITED)


                                                      MORGAN STANLEY DEAN WITTER
                                                         CALIFORNIA TAX-FREE
                                                             INCOME FUND
                                                   --------------------------------
                                                       PRINCIPAL
                               COUPON    MATURITY       AMOUNT
                                RATE       DATE     (IN THOUSANDS)       VALUE
                             ---------- ---------- ---------------- ---------------
WATER & SEWER REVENUE (16.2%)
California Department of
 Water Resources, Central
 Valley
  Ser J-2 .................. 6.13%      12/01/13       $   6,870     $   7,042,918
  Ser U .................... 5.00       12/01/29          10,000         8,470,900
Castaic Lake Water
 Agency, Refg Ser 1994 A
 COPs (MBIA) ............... 6.00       08/01/18           8,000         8,064,320
Central Coast Water
 Authority, Refg
 Ser 1996 A (AMBAC) ........ 5.00       10/01/16           6,000         5,453,580
Contra Costa Water
 District,
  1992 Ser E (AMBAC)........ 6.25       10/01/12              --                --
  Ser G (MBIA) ............. 5.50       10/01/19          10,000         9,547,300
East Bay Municipal Utility
 District,
  Water Refg Ser 1992 ...... 6.00       06/01/20          11,000        11,020,460
  Water Ser 1998
   (MBIA) .................. 4.75       06/01/34           5,000         3,961,000
Eastern Municipal Water
 District, Water & Sewer
 Refg Ser 1998 A COPs
 (FGIC) .................... 4.75       07/01/23          10,000         8,239,700
Los Angeles County
 Sanitation Districts
 Financing Authority,
 1993 Ser A ................ 5.38       10/01/13          15,000        14,862,150
Metropolitan Water District
 of Southern California,
 Waterworks 1997 Ser A ..... 5.00       07/01/26          15,000        12,862,950
San Diego, Water 1998 Ser
 (FGIC) .................... 4.75       08/01/28          10,000         8,094,100
San Diego Public Facilities
 Financing Authority,
  Sewer 1993 Ser A ......... 5.25       05/15/20          10,000         9,080,500
  Sewer Ser 1995
   (FGIC) .................. 5.00       05/15/25           7,000         6,012,020
San Francisco Public
 Utilities Commission,
  Water 1992 Refg
   Ser A ................... 6.00       11/01/15           5,750         5,799,967
  Water 1996 Ser A ......... 5.00       11/01/21          10,870         9,448,639
Santa Rosa, Wastewater
 Refg 1996 Ser A (FGIC)..... 4.75       09/01/16              --                --
Stockton, Wastewater 1998
 Ser A COPs (MBIA) ......... 5.00       09/01/23              --                --
                                                       ---------     -------------
                                                         140,490       127,960,504
                                                       ---------     -------------
OTHER REVENUE (0.2%)
Orange County Community
 Facilities District #86-2,
 Rancho Santa Margarita
 Ser A of 1990 ............. 7.65       08/15/17           1,820         1,862,097
                                                       ---------     -------------
REFUNDED (13.0%)
California Statewide
 Communities
 Development Authority,
 UniHealth America 1993
 Ser A COPs (AMBAC)
 (ETM) ..................... 5.50       10/01/14              --                --



                               MORGAN STANLEY DEAN WITTER
                              MULTI-STATE MUNICIPAL SERIES
                                TRUST--CALIFORNIA SERIES                COMBINED
                             ------------------------------ --------------------------------
                                 PRINCIPAL                      PRINCIPAL
                                  AMOUNT                         AMOUNT
                              (IN THOUSANDS)      VALUE      (IN THOUSANDS)       VALUE
                             ---------------- ------------- ---------------- ---------------
WATER & SEWER REVENUE (16.2%)
California Department of
 Water Resources, Central
 Valley
  Ser J-2 ..................           --               --      $   6,870     $   7,042,918
  Ser U ....................           --               --         10,000         8,470,900
Castaic Lake Water
 Agency, Refg Ser 1994 A
 COPs (MBIA) ...............           --               --          8,000         8,064,320
Central Coast Water
 Authority, Refg
 Ser 1996 A (AMBAC) ........           --               --          6,000         5,453,580
Contra Costa Water
 District,
  1992 Ser E (AMBAC)........      $ 1,000      $ 1,093,950          1,000         1,093,950
  Ser G (MBIA) .............           --               --         10,000         9,547,300
East Bay Municipal Utility
 District,
  Water Refg Ser 1992 ......        3,000        3,005,580         14,000        14,026,040
  Water Ser 1998
   (MBIA) ..................        2,000        1,584,400          7,000         5,545,400
Eastern Municipal Water
 District, Water & Sewer
 Refg Ser 1998 A COPs
 (FGIC) ....................           --               --         10,000         8,239,700
Los Angeles County
 Sanitation Districts
 Financing Authority,
 1993 Ser A ................           --               --         15,000        14,862,150
Metropolitan Water District
 of Southern California,
 Waterworks 1997 Ser A .....        2,000        1,715,060         17,000        14,578,010
San Diego, Water 1998 Ser
 (FGIC) ....................           --               --         10,000         8,094,100
San Diego Public Facilities
 Financing Authority,
  Sewer 1993 Ser A .........           --               --         10,000         9,080,500
  Sewer Ser 1995
   (FGIC) ..................           --               --          7,000         6,012,020
San Francisco Public
 Utilities Commission,
  Water 1992 Refg
   Ser A ...................        2,000        2,017,380          7,750         7,817,347
  Water 1996 Ser A .........           --               --         10,870         9,448,639
Santa Rosa, Wastewater
 Refg 1996 Ser A (FGIC).....        3,000        2,619,570          3,000         2,619,570
Stockton, Wastewater 1998
 Ser A COPs (MBIA) .........        2,000        1,726,180          2,000         1,726,180
                                  -------      -----------      ---------     -------------
                                   15,000       13,762,120        155,490       141,722,624
                                  -------      -----------      ---------     -------------
OTHER REVENUE (0.2%)
Orange County Community
 Facilities District #86-2,
 Rancho Santa Margarita
 Ser A of 1990 .............           --               --          1,820         1,862,097
                                  -------      -----------      ---------     -------------
REFUNDED (13.0%)
California Statewide
 Communities
 Development Authority,
 UniHealth America 1993
 Ser A COPs (AMBAC)
 (ETM) .....................        5,000        4,975,650          5,000         4,975,650

          MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

           PRO FORMA PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 1999

                                  (UNAUDITED)


                                                           MORGAN STANLEY DEAN WITTER
                                                               CALIFORNIA TAX-FREE
                                                                   INCOME FUND
                                                         -------------------------------
                                                             PRINCIPAL
                                   COUPON     MATURITY        AMOUNT
                                    RATE        DATE      (IN THOUSANDS)       VALUE
                                 ---------- ------------ ---------------- --------------
Desert Hospital District,
 Desert Hospital Corp
 Ser 1992 COPs (FSA) ........... 6.39%      07/01/02   +     $ 20,000      $ 21,234,200
Foothill/Eastern
 Transportation Corridor
 Agency, Toll Road Sr
 Lien
  Ser 1995 A ................... 0.00       01/01/10   +        4,000         3,392,200
  Ser 1995 A ................... 6.00       01/01/07   +       15,000        16,059,450
Los Angeles Convention &
 Exhibition Center
 Authority,
  Ser 1985 COPs ................ 9.00       12/01/05   +       10,000        12,198,000
  Ser 1985 COPs ................ 9.00       12/01/05   +       14,000        17,077,200
Los Angeles County, 1991
 Master Refg COPs .............. 6.708      05/01/01   +        5,400         5,661,468
San Diego County Water
 Authority, Ser 1991-B
 COPs (MBIA) ................... 6.30       04/27/06   +        8,000         8,743,760
Southern California Public
 Power Authority,
 Palo Verde Ser A
  (AMBAC) (ETM) ................ 5.00       07/01/15            5,000         4,604,250
 Transmission Refg Ser
  1988 A (FGIC) (AMT)
  (ETM) ........................ 0.00       07/01/06            5,250         3,808,455
Puerto Rico Electric Power
 Authority, Power Ser X ........ 6.125      07/01/05   +        9,000         9,763,830
                                                             --------      ------------
                                                               95,650       102,542,813
                                                             --------      ------------
TOTAL CALIFORNIA
TAX-EXEMPT
MUNICIPAL BONDS
(Identified Cost
$732,207,328, $87,663,064,
and $819,870,392,
respectively) ..................                              770,115       725,821,333
                                                             --------      ------------
SHORT-TERM
CALIFORNIA
TAX-EXEMPT
MUNICIPAL
OBLIGATIONS (6.2%)
California Health Facilities
 Financing Authority,
 Adventist Health West
 1998 Ser B (MBIA)
 (Demand 01/03/00) ............. 4.25*        09/01/28         13,000        13,000,000
California Pollution Control
 Financing Authority,
 Pacific Gas & Electric Co
 Ser 1996 D (Demand
 01/03/00) ..................... 4.40*        11/01/26         14,000        14,000,000
California Statewide
 Communities
 Development Authority,
 John Muir/Mt. Dialbo
 Health COPs (AMBAC)
 (Demand 01/03/00) ............. 4.25*        08/15/27          3,500         3,500,000
Irvine Ranch Water
 District,
 Ser 1993 A (Demand
  01/03/00) .................... 3.25*        05/01/09             --                --
 Impr Ser 1986 (Demand
  01/03/00) .................... 3.00*        08/01/16             --                --



                                   MORGAN STANLEY DEAN WITTER
                                  MULTI-STATE MUNICIPAL SERIES
                                    TRUST--CALIFORNIA SERIES               COMBINED
                                 ------------------------------ -------------------------------
                                     PRINCIPAL                      PRINCIPAL
                                      AMOUNT                         AMOUNT
                                  (IN THOUSANDS)      VALUE      (IN THOUSANDS)       VALUE
                                 ---------------- ------------- ---------------- --------------
Desert Hospital District,
 Desert Hospital Corp
 Ser 1992 COPs (FSA) ...........           --               --      $ 20,000      $ 21,234,200
Foothill/Eastern
 Transportation Corridor
 Agency, Toll Road Sr
 Lien
  Ser 1995 A ...................           --               --         4,000         3,392,200
  Ser 1995 A ...................           --               --        15,000        16,059,450
Los Angeles Convention &
 Exhibition Center
 Authority,
  Ser 1985 COPs ................           --               --        10,000        12,198,000
  Ser 1985 COPs ................           --               --        14,000        17,077,200
Los Angeles County, 1991
 Master Refg COPs ..............      $ 2,000      $ 2,096,840         7,400         7,758,308
San Diego County Water
 Authority, Ser 1991-B
 COPs (MBIA) ...................        4,000        4,371,880        12,000        13,115,640
Southern California Public
 Power Authority,
 Palo Verde Ser A
  (AMBAC) (ETM) ................           --               --         5,000         4,604,250
 Transmission Refg Ser
  1988 A (FGIC) (AMT)
  (ETM) ........................           --               --         5,250         3,808,455
Puerto Rico Electric Power
 Authority, Power Ser X ........           --               --         9,000         9,763,830
                                      -------      -----------      --------      ------------
                                       11,000       11,444,370       106,650       113,987,183
                                      -------      -----------      --------      ------------
TOTAL CALIFORNIA
TAX-EXEMPT
MUNICIPAL BONDS
(Identified Cost
$732,207,328, $87,663,064,
and $819,870,392,
respectively) ..................       94,865       85,697,918       864,980       811,519,251
                                      -------      -----------      --------      ------------
SHORT-TERM
CALIFORNIA
TAX-EXEMPT
MUNICIPAL
OBLIGATIONS (6.2%)
California Health Facilities
 Financing Authority,
 Adventist Health West
 1998 Ser B (MBIA)
 (Demand 01/03/00) .............           --               --        13,000        13,000,000
California Pollution Control
 Financing Authority,
 Pacific Gas & Electric Co
 Ser 1996 D (Demand
 01/03/00) .....................           --               --        14,000        14,000,000
California Statewide
 Communities
 Development Authority,
 John Muir/Mt. Dialbo
 Health COPs (AMBAC)
 (Demand 01/03/00) .............        4,000        4,000,000         7,500         7,500,000
Irvine Ranch Water
 District,
 Ser 1993 A (Demand
  01/03/00) ....................        1,400        1,400,000         1,400         1,400,000
 Impr Ser 1986 (Demand
  01/03/00) ....................        1,300        1,300,000         1,300         1,300,000

          MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

           PRO FORMA PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 1999

                                  (UNAUDITED)


                                                          MORGAN STANLEY DEAN WITTER
                                                              CALIFORNIA TAX-FREE
                                                                  INCOME FUND
                                                        -------------------------------
                                                            PRINCIPAL
                                 COUPON      MATURITY        AMOUNT
                                  RATE         DATE      (IN THOUSANDS)       VALUE
                              ------------ ------------ ---------------- --------------
Newport Beach, Hoag
 Memorial
 Hospital/Presbyterian
 Ser 1992 (Demand
 01/03/00) .................. 4.40*%       10/01/22         $ 17,000      $ 17,000,000
                                                            --------      ------------
TOTAL SHORT-TERM
CALIFORNIA
TAX-EXEMPT
MUNICIPAL
OBLIGATIONS
(Identified Cost $47,500,000,
$6,700,000, and $54,200,000,
respectively) ...............                                 47,500        47,500,000
                                                            --------      ------------
TOTAL INVESTMENTS ...........
(Identified Cost
 $779,707,328, $94,363,064,
 and $874,070,392,
 respectively) (a) ..........                98.9 %         $817,615       773,321,333
                                                            ========
CASH AND OTHER
ASSETS IN EXCESS OF
LIABILITIES .................                 1.1                            8,600,291
                                            -----                         ------------
NET ASSETS ..................               100.0%                        $781,921,624
                                                                          ============



                                MORGAN STANLEY DEAN WITTER
                               MULTI-STATE MUNICIPAL SERIES
                                 TRUST--CALIFORNIA SERIES               COMBINED
                              ------------------------------ -------------------------------
                                  PRINCIPAL                      PRINCIPAL
                                   AMOUNT                         AMOUNT
                               (IN THOUSANDS)      VALUE      (IN THOUSANDS)       VALUE
                              ---------------- ------------- ---------------- --------------
Newport Beach, Hoag
 Memorial
 Hospital/Presbyterian
 Ser 1992 (Demand
 01/03/00) ..................           --               --      $ 17,000      $ 17,000,000
                                        --               --      --------      ------------
TOTAL SHORT-TERM
CALIFORNIA
TAX-EXEMPT
MUNICIPAL
OBLIGATIONS
(Identified Cost $47,500,000,
$6,700,000, and $54,200,000,
respectively) ...............     $  6,700      $ 6,700,000        54,200        54,200,000
                                  --------      -----------      --------      ------------
TOTAL INVESTMENTS ...........
(Identified Cost
 $779,707,328, $94,363,064,
 and $874,070,392,
 respectively) (a) ..........     $101,565       92,397,918      $919,180       865,719,251
                                  ========                       ========
CASH AND OTHER
ASSETS IN EXCESS OF
LIABILITIES .................                     1,017,470                       9,617,761
                                                -----------                    ------------
NET ASSETS ..................                   $93,415,388                    $875,337,012
                                                ===========                    ============

----------
AMT     Alternative Minimum Tax.
COPs    Certificates of Participation.
ETM     Escrowed to maturity.
+       Prerefunded to call date shown.
*       Current coupon of variable rate demand obligation.
(a) The aggregate cost for federal income tax purposes approximates identified cost.

Bond Insurance:
 AMBAC  AMBAC Assurance Corporation.
Connie Lee Connie Lee Insurance Company--A wholly owned subsidiary of AMBAC Assurance Corporation.
  FGIC  Financial Guaranty Insurance Company.
   FSA  Financial Security Assurance Inc.
  MBIA  Municipal Bond Investors Assurance Corporation.



                                                                  GROSS            GROSS            NET
                                                               UNREALIZED       UNREALIZED       UNREALIZED
                                                              APPRECIATION     DEPRECIATION     DEPRECIATION
                                                             --------------   --------------   -------------
   Morgan Stanley Dean Witter California Tax-Free Income
    Fund .................................................    $22,689,340      $29,075,335      $6,385,995
   Morgan Stanley Dean Witter Multi-State Municipal Series
    Trust--California Series .............................      1,813,160        3,778,306       1,965,146
                                                              -----------      -----------      ----------
   Combined ..............................................    $24,502,500      $32,853,641      $8,351,141
                                                              ===========      ===========      ==========

                  See Notes to Pro Forma Financial Statements

STATEMENT OF ADDITIONAL INFORMATION           MORGAN STANLEY
FEBRUARY 22, 2000                             DEAN WITTER
                                              CALIFORNIA
                                              TAX-FREE
                                              INCOME FUND

    This STATEMENT OF ADDITIONAL INFORMATION is not a PROSPECTUS. The PROSPECTUS (dated February 22, 2000) for the Morgan Stanley Dean Witter California Tax-Free Income Fund may be obtained without charge from the Fund at its address or telephone number listed below or from Dean Witter Reynolds at any of its branch offices.

Morgan Stanley Dean Witter
California Tax-Free Income Fund
Two World Trade Center
New York, New York 10048
(800) 869-NEWS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


I. Fund History.............................................    4

II. Description of the Fund and Its Investments and Risks...    4

  A. Classification.........................................    4

  B. Investment Strategies and Risks........................    4

  C. Fund Policies/Investment Restrictions..................   13

III. Management of the Fund.................................   14

  A. Board of Trustees......................................   14

  B. Management Information.................................   15

  C. Compensation...........................................   19

IV. Control Persons and Principal Holders of Securities.....   21

V. Investment Management and Other Services.................   21

  A. Investment Manager.....................................   21

  B. Principal Underwriter..................................   21

  C. Services Provided by the Investment Manager............   22

  D. Dealer Reallowances....................................   23

  E. Rule 12b-1 Plan........................................   23

  F. Other Service Providers................................   27

VI. Brokerage Allocation and Other Practices................   27

  A. Brokerage Transactions.................................   27

  B. Commissions............................................   28

  C. Brokerage Selection....................................   28

  D. Directed Brokerage.....................................   28

  E. Regular Broker-Dealers.................................   29

VII. Capital Stock and Other Securities.....................   29

VIII. Purchase, Redemption and Pricing of Shares............   30

  A. Purchase of Shares.....................................   30

  B. Offering Price.........................................   30

IX. Taxation of the Fund and Shareholders...................   31

X. Underwriters.............................................   34

XI. Calculation of Performance Data.........................   34

XII. Financial Statements...................................   36

XIII. Appendix -- rating of investments.....................   56

GLOSSARY OF SELECTED DEFINED TERMS
--------------------------------------------------------------------------------

    The terms defined in this glossary are frequently used in this STATEMENT OF ADDITIONAL INFORMATION (other terms used occasionally are defined in the text of the document).

"CUSTODIAN"--The Bank of New York.

"DEAN WITTER REYNOLDS"--Dean Witter Reynolds Inc., a wholly-owned broker-dealer subsidiary of MSDW.

"DISTRIBUTOR"--Morgan Stanley Dean Witter Distributors Inc., a wholly-owned broker-dealer subsidiary of MSDW.

"FINANCIAL ADVISORS"--Morgan Stanley Dean Witter authorized financial services representatives.

"FUND"--Morgan Stanley Dean Witter California Tax-Free Income Fund, a registered open-end investment company.


"INDEPENDENT TRUSTEES"--Trustees who are not "interested persons" (as defined by the Investment Company Act) of the Fund.



"INVESTMENT MANAGER"--Morgan Stanley Dean Witter Advisors Inc., a wholly-owned investment advisor subsidiary of MSDW.


"MORGAN STANLEY & CO."--Morgan Stanley & Co. Incorporated, a wholly-owned broker-dealer subsidiary of MSDW.

"MORGAN STANLEY DEAN WITTER FUNDS"--Registered investment companies (i) for which the Investment Manager serves as the investment advisor; and (ii) that hold themselves out to investors as related companies for investment and investor services.

"MSDW"--Morgan Stanley Dean Witter & Co., a preeminent global financial services firm.

"MSDW SERVICES COMPANY"--Morgan Stanley Dean Witter Services Company Inc., a wholly-owned fund services subsidiary of the Investment Manager.

"TRANSFER AGENT"--Morgan Stanley Dean Witter Trust FSB, a wholly-owned transfer agent subsidiary of MSDW.

"TRUSTEES"--The Board of Trustees of the Fund.

I. FUND HISTORY
--------------------------------------------------------------------------------

    The Fund was organized under the laws of the Commonwealth of Massachusetts on April 9, 1984 as a Massachusetts business trust under the name Dean Witter California Tax-Free Income Fund. Effective June 22, 1998, the Fund's name was changed to Morgan Stanley Dean Witter California Tax-Free Income Fund.

II. DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS
--------------------------------------------------------------------------------

A. CLASSIFICATION

    The Fund is an open-end, diversified management investment company whose investment objective is to provide a high level of current income exempt from both federal and California income tax, consistent with the preservation of capital.

B. INVESTMENT STRATEGIES AND RISKS

    The following discussion of the Fund's investment strategies and risks should be read with the sections of the Fund's PROSPECTUS titled "Principal Investment Strategies," "Principal Risks," "Additional Investment Strategy Information" and "Additional Risk Information."

    TAXABLE SECURITIES. The Fund may invest up to 20% of its total assets, or more than 20% of its total assets when assuming a temporary defensive position, in taxable money market instruments, tax-exempt securities of other states and municipalities and futures and options. Investments in taxable money market instruments would generally be made under any one of the following circumstances: (a) pending investment of proceeds of the sale of the Fund's shares or of portfolio securities, (b) pending settlement of purchases of portfolio securities and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. Only those tax-exempt securities of other states which satisfy the standards established for the tax-exempt securities of the state of California may be purchased by the Fund.

    The types of taxable money market instruments in which the Fund may invest are limited to the following short-term fixed-income securities (maturing in one year or less from the time of purchase): (i) obligations of the United States Government, its agencies, instrumentalities or authorities; (ii) commercial paper rated P-1 by Moody's Investors Services, Inc. ("Moody's") or A-1 by Standard & Poor's Corporation ("S&P"); (iii) certificates of deposit of domestic banks with assets of $1 billion or more; and (iv) repurchase agreements with respect to portfolio securities.

    VARIABLE RATE AND FLOATING RATE OBLIGATIONS. The Fund may invest in Municipal Bonds and Municipal Notes ("Municipal Obligations") of the type called variable rate. The interest rate payable on a variable rate obligation is adjusted either at predesignated periodic intervals or whenever there is a change in the market rate of interest on which the interest rate payable is based. Other features may include the right whereby the Fund may demand prepayment of the principal amount of the obligation prior to its stated maturity (a "demand feature") and the right of the issue to prepay the principal amount prior to maturity. The principal benefit of a variable rate obligation is that the interest rate adjustment minimizes changes in the market value of the obligation. The principal benefit to the Fund of purchasing obligations with a demand feature is that liquidity, and the ability of the Fund to obtain repayment of the full principal amount of an obligation prior to maturity, is enhanced.

    FUTURES CONTRACTS AND OPTIONS ON FUTURES. The Fund may invest in financial futures contracts ("futures contracts") and related options thereon. These futures contracts and related options thereon will be used only as a hedge against anticipated interest rate changes. A futures contract sale creates an obligation by the Fund, as seller, to deliver the specific type of instrument called for in the contract at a specified future time for a specified price. A futures contract purchase would create an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specified future time at a specified price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until on or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was effected.

    Although the terms of futures contracts specify actual delivery or receipt of securities, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the securities. Closing out of a futures contract is usually effected by entering into an offsetting transaction. An offsetting transaction for a futures contract sale is effected by the Fund entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument at the same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the offsetting sale price is less than the purchase price, the Fund realizes a loss.

    Unlike a futures contract, which requires the parties to buy and sell a security on a set date, an option on a futures contract entitles its holder to decide on or before a future date whether to enter into such a contract (a long position in the case of a call option and a short position in the case of a put option). If the holder decides not to enter into the contract, the premium paid for the contract is lost. Since the value of the option is fixed as the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract, as discussed below for futures contracts. The value of the option change is reflected in the net asset value of the Fund.

    The Fund is required to maintain margin deposits with brokerage firms through which it effects futures contracts and options thereon. The initial margin requirements vary according to the type of the underlying security. In addition, due to current industry practice, daily variations in gains and losses on open contracts are required to be reflected in cash in the form of variation margin payments. The Fund may be required to make additional margin payments during the term of the contract.

    Currently, futures contracts can be purchased on debt securities such as U.S. Treasury Bills and Bonds, U.S. Treasury Notes with maturities between 6 1/2 and 10 years, Certificates of the Government National Mortgage Association, Bank Certificates of Deposit and on a municipal bond index. The Fund may invest in interest rate futures contracts covering these types of financial instruments as well as in new types of contracts that become available in the future.

    Financial futures contracts are traded in an auction environment on the floors of several Exchanges--principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. Each Exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the Exchange membership which is also responsible for handling daily accounting of deposits or withdrawals of margin. A risk in employing futures contracts may correlate imperfectly with the behavior of the cash prices of the Fund's portfolio securities. The correlation may be distorted by the fact that the futures market is dominated by short-term traders seeking to profit from the difference between a contract or security price objective and a short time period. The correlation may be further distorted since the futures contracts that are being used to hedge are not based on municipal obligations.

    Another risk is that the Fund's Investment Manager could be incorrect in its expectations as to the direction or extent of various interest rate movements or the time span within which the movements take place. For example, if the Fund sold futures contracts for the sale of securities in anticipation of an increase in interest rates, and the interest rates went down instead, causing bond prices to rise, the Fund would lose money on the sale. Put and call options on financial futures have characteristics similar to Exchange traded options.

    In addition to the risks associated in investing in options on securities, there are particular risks associated with investing in options on futures. In particular, the ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop.

    The Fund may not enter into futures contracts or related options thereon if, immediately thereafter, the amount committed to margin plus the amount paid for option premiums exceeds 5% of the value of the Fund's total assets. There is no limit, however, on the percentage of the Fund's assets that may be committed to hedging transactions.

    MUNICIPAL BOND INDEX FUTURES. The Fund may utilize municipal bond index futures contracts for hedging purposes. The strategies in employing such contracts will be similar to that discussed above with respect to financial futures and options thereon. A municipal bond index is a method of reflecting in a single number the market value of many different municipal bonds and is designed to be representative of the municipal bond market generally. The index fluctuates in response to changes in the market values of the bonds included within the index. Unlike futures contracts on particular financial instruments, transactions in futures on a municipal bond index will be settled in cash, if held until the close of trading in the contract. However, like any other futures contract, a position in the contract may be closed out by a purchase or sale of an offsetting contract for the same delivery month prior to expiration of the contract.

OPTIONS.

    The Fund may purchase or sell (write) options on debt securities as a means of achieving additional return or hedging the value of the Fund's portfolio. The Fund will only buy options listed on national securities exchanges. The Fund will not purchase options if, as a result, the aggregate cost of all outstanding options exceeds 10% of the Fund's total assets.

    Presently there are no options on California tax-exempt securities traded on national securities exchanges. The Fund will not invest in options on debt securities in the coming year or until such time as they become available on national securities exchanges.

    A call option is a contract that gives the holder of the option the right to buy from the writer of the call option, in return for a premium, the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option has the obligation, upon exercise of the option, to deliver the underlying security upon payment of the exercise price during the option period. A put option is a contract that gives the holder of the option the right to sell to the writer, in return for a premium, the underlying security at a specified price during the term of the option. The writer of the put has the obligation to buy the underlying security upon exercise, at the exercise price during the option period.


    The Fund will only write covered call or covered put options listed on national exchanges. The Fund may not write covered options in an amount exceeding 20% of the value of the total assets of the Fund. A call option is "covered" if the Fund owns the underlying security subject to the option or has an absolute and immediate right to acquire that security or futures contract without additional cash consideration (or for additional cash consideration in cash, Treasury Bills or other liquid portfolio securities) held in a segregated account on the Fund's books, upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds a call on the same security or futures contract as the call written, where the exercise price of the call held is (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other liquid portfolio securities in a segregated account on the Fund's books. A put option is "covered" if the Fund maintains cash, Treasury bills or other liquid portfolio securities with a value equal to the exercise price in a segregated account with its custodian, or else holds a put on the same security or futures contract as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.


    If the Fund has written an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously written. However, once the Fund has been assigned an exercise notice, the Fund will be unable to effect a closing purchase transaction. Similarly, if the Fund is the holder of an option, it may liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same fund as the option previously purchased. There can be no assurance that either a closing purchase or sale transaction on behalf of the Fund can be effected when the Fund so desires.

    The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Since call option prices generally reflect increases in the price of the underlying security, any loss resulting from the purchase of a call option may also be wholly or partially offset by unrealized appreciation of the underlying security. If a put option written by the Fund is exercised, the Fund may incur a loss equal to the difference between the exercise price of the option and the sum of the sale price of the underlying security plus the premiums received from the sale of the option. Other principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price and price volatility of the underlying security and the time remaining until the expiration date.

    An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option. In such event, it might not be possible to effect closing transactions in particular options, so that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commission upon the exercise of call options and upon covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.


    REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements. When cash may be available for only a few days, it may be invested by the Fund in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations of the Fund. These agreements, which may be viewed as a type of secured lending by the Fund, typically involve the acquisition by the Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell back to the institution, and that the institution will repurchase, the underlying security serving as collateral at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The collateral will be marked-to-market daily to determine that the value of the collateral, as specified in the agreement, does not decrease below the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, added to the account to maintain full collateralization. The Fund will accrue interest from the institution until the time when the repurchase is to occur. Although this date is deemed by the Fund to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits.


    While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Fund follows procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose financial condition will be continually monitored by the Investment Manager subject to procedures established by the Trustees. In addition, as described above, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds form any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss.

    LENDING PORTFOLIO SECURITIES. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided that the loans are callable at any time by the Fund, and are at all times secured by cash or cash equivalents, which are maintained in a segregated account pursuant to applicable regulations and that are equal to at least 100% of the market value, determined daily, of the loaned securities. The advantage of these loans is that the Fund continues to receive the income on the loaned securities while at the same time earning interest on the cash amounts deposited as collateral, which will be invested in short-term obligations. The Fund will not lend its portfolio securities if such loans are not permitted by the laws or regulations of any state in which its shares are qualified for sale and will not lend more than 25% of the value of its total assets.

    As with any extensions of credit, there are risks of delay in recovery and, in some cases, even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed by the Fund's management to be creditworthy and when the income which can be earned from such loans justifies the attendant risks. Upon termination of the loan, the borrower is required to return the securities to the Fund. Any gain or loss in the market price during the loan period would inure to the Fund.

    When voting or consent rights which accompany loaned securities pass to the borrower, the Fund will follow the policy of calling the loaned securities, to be delivered within one day after notice, to permit the exercise of the rights if the matters involved would have a material effect on the Fund's investment in the loaned securities. The Fund will pay reasonable finder's, administrative and custodial fees in connection with a loan of its securities.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS. From time to time the Fund may purchase securities on a when-issued or delayed delivery basis or may purchase or sell securities on a forward commitment basis. When these transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of commitment. While the Fund will only purchase securities on a when-issued, delayed delivery or forward commitment basis with the intention of acquiring the securities, the Fund may sell the securities before the settlement date, if it is deemed advisable. The securities so purchased or sold are subject to market fluctuation and no interest or dividends accrue to the purchaser prior to the settlement date.

    At the time the Fund makes the commitment to purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, it will record the transaction and thereafter reflect the value, each day, of such security purchased, or if a sale, the proceeds to be received, in determining its net asset value. At the time of delivery of the securities, their value may be more or less than the purchase or sale price. An increase in the percentage of the Fund's assets committed to the purchase of securities on a when-issued, delayed delivery or forward commitment basis may increase the volatility of its net asset value. The Fund will also establish a segregated account on the Fund's books in which it will continually maintain cash or cash equivalents or other liquid portfolio securities equal in value to commitments to purchase securities on a when-issued, delayed delivery or forward commitment basis.


    YEAR 2000. The investment management services provided to the Fund by the Investment Manager and the services provided to shareholders by the Distributor and the Transfer Agent depend on the smooth functioning of their computer systems. Many computer software systems in use today were designed in such a way that they may not be able to recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services.



    Improperly functioning trading systems may result in settlement problems and liquidity issues. Corporate and governmental data processing errors could result in production problems for individual issuers and overall economic uncertainties. Operations ran smoothly from the last week in December through the first few weeks of January, but the year 2000 issue may yet have an adverse impact on financial market participants and other entities, including the issuers whose securities are contained in the Fund's portfolio.

THE STATE OF CALIFORNIA--SPECIAL INVESTMENT CONSIDERATIONS

    The following describes certain risks with respect to municipal obligations of California issuers in which the Fund may invest. This summarized information is based on information drawn from official statements and prospectuses relating to securities offerings of the State of California and other public documents available as of the date of this Statement of Additional Information. Although the Investment Manager has not independently verified such information, it has no reason to believe that such information is not correct in all material respects.

    The Fund will be affected by any political, economic or regulatory developments affecting the ability of California issuers to pay interest or repay principal. Provisions of the California Constitution and State statutes which limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to maintain debt service on their obligations. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers.

    Certain debt obligations held by the Fund may be obligations of issuers which rely in whole or in substantial part on California state revenues for the continuance of their operations and payment of their obligations. Whether and to what extent the California Legislature will continue to appropriate a portion of the State's General Fund to counties, cities and their various entities, is not entirely certain. To the extent local entities do not receive money from the State to pay for their operations and services, their ability to pay debt service on obligations held by the Fund may be impaired.

    In 1978, Proposition 13, an amendment to the California Constitution, was approved, limiting real property valuation for property tax purposes and the power of local governments to increase real property tax revenues and revenues from other sources. Legislation adopted after Proposition 13 provided for assistance to local governments, including the redistribution of the then-existing surplus in the General Fund, reallocation of revenues to local governments, and assumption by the State of certain local government obligations. However, more recent legislation reduced such state assistance. There can be no assurance that any particular level of State aid to local governments will be maintained in future years. In NORDLINGER V. HAHN, the United States Supreme Court upheld certain provisions of Proposition 13 against claims that it violated the equal protection clause of the Constitution.

    In 1979, an amendment was passed adding Article XIIIB to the State Constitution. As amended in 1990, Article XIIIB imposes an "appropriations limit" on the spending authority of the State and local government entities. In general, the appropriations limit is based on certain 1978-1979 expenditures, adjusted annually to reflect changes in the cost of living, population and certain services provided by State and local government entities. "Appropriations limit" does not include appropriations for qualified capital outlay projects, certain increases in transportation-related taxes, and certain emergency appropriations.

    If a government entity raises revenues beyond its "appropriations limit" in any year, a portion of the excess which cannot be appropriated within the following year's limit must be returned to the entity's taxpayers within two subsequent fiscal years, generally by a tax credit, refund or temporary suspension of tax rates or fee schedules. "Debt service" is excluded from these limitations, and is defined as "appropriations required to pay the cost of interest and redemption charges, including the funding of any reserve or sinking fund required in connection therewith, on indebtedness existing or legally authorized as of January 1, 1979 or on bonded indebtedness thereafter approved [by the voters]." In addition, Article XIIIB requires the State Legislature to establish a prudent State reserve, and to require the transfer of 50% of excess revenue to the State School Fund; any amounts allocated to the State School Fund will increase the appropriations limit.

    In June 1982, the voters of California passed two initiative measures to repeal the California gift and inheritance tax laws and to enact, in lieu thereof, California death taxes. California voters also passed an initiative measure to increase, for taxable years commencing on or after January 1, 1982, the amount to account for the effects of inflation. Decreases in State and local revenues in future fiscal years as a consequence of these initiatives may result in reductions in allocations of state revenues to California issuers or in the ability of California issuers to pay their obligations.

    In 1986, California voters approved an initiative statute known as Proposition 62. This initiative (i) requires that any tax for general governmental purposes imposed by local governments be approved by resolution or ordinance adopted by a two-thirds vote of the governmental entity's legislative body and by a majority vote of the electorate of the governmental entity, (ii) requires that any special tax (defined as tax levied for other than general governmental purposes) imposed by a local governmental entity be approved by a two-thirds vote of the voters within that jurisdiction, (iii) restricts the use of revenues from a special tax to the purposes or for the service for which the special tax was imposed, (iv) prohibits the imposition of ad valorem taxes on real property by local governmental entities except as permitted by the Proposition 13 amendment, (v) prohibits the imposition of transaction taxes and sales taxes on the sale of real property by local governments, (vi) requires that any tax imposed by a local government on or after August 1, 1985, be ratified by a majority vote of the electorate within two years of the adoption of the initiative or be terminated by November 15, 1989, (vii) requires that, in the event a local government fails to comply with the provisions of this measure, a reduction of the amount of property tax revenue allocated to such local government occurs in an amount equal to the revenues received by such entity attributable to the tax levied in violation of the initiative, and
(viii) permits these provisions to be amended exclusively by the voters of the State of California.

    In September 1995, the California Supreme Court upheld the constitutionality of Proposition 62, creating uncertainty as to the legality of certain local taxes enacted by non-charter cities in California without voter approval. It is not possible to predict the impact of the decision.

    In November 1996, California voters approved Proposition 218. The initiative applied the provisions of Proposition 62 to all entities, including charter cities. It requires that all taxes for general purposes obtain a simple majority popular vote and that taxes for special purposes obtain a two-thirds majority vote. Prior to the effectiveness of Proposition 218, charter cities could levy certain taxes such as transient occupancy taxes and utility user's taxes without a popular vote. Proposition 218 will also limit the authority of local governments to impose property-related assessments, fees and charges, requiring that such assessments be limited to the special benefit conferred and prohibiting their use for general governmental services. Proposition 218 also allows voters to use their initiative power to reduce or repeal previously-authorized taxes, assessments, fees and charges.

    In 1988, State voters approved Proposition 87, which amended Article XVI of the State Constitution to authorize the State Legislature to prohibit redevelopment agencies from receiving any property tax revenues raised by increased property taxes to repay bonded indebtedness of local government which is not approved by voters on or before January 1, 1989. It is not possible to predict whether the State Legislature will enact such a prohibition, nor is it possible to predict the impact of Proposition 87 on redevelopment agencies and their ability to make payments on outstanding debt obligations.

    In November 1988, California voters approved Proposition 98. This initiative requires that (i) revenues in excess of amounts permitted to be spent and which would otherwise be returned by revision of tax rates or fee schedules, be transferred and allocated (up to a maximum of 40%) to the State School Fund and be expended solely for purposes of instructional improvement and accountability. No such transfer or allocation of funds will be required if certain designated state officials determine that annual student expenditures and class size meet certain criteria as set forth in Proposition 98. Any funds allocated to the State School Fund shall cause the appropriation limits to be annually increased for any such allocation made in the prior year. Proposition 98 also requires the State of California to provide a minimum level of funding for public schools and community colleges. The initiative permits the enactment of legislation, by a two-thirds vote, to suspend the minimum funding requirement for one year.

    Certain tax-exempt securities in which the Fund may invest may be obligations payable solely from the revenues of specific institutions, or may be secured by specific properties, which are subject to provisions of California law which could adversely affect the holders of such obligations. For example, the revenues of California health care institutions may be subject to state laws, and California law limits the remedies of a creditor secured by a mortgage or deed of trust on real property.


    California is the most populous state in the nation with a total population currently estimated at 33.4 million. The State now comprises 12.4% of the nation's population and 12.7% of its total personal income. Its economy is broad and diversified with major concentrations in high technology research and manufacturing, aerospace and defense-related manufacturing, trade, entertainment, real estate, and financial services. After experiencing strong growth throughout much of the 1980s, from 1990-1993 the State suffered through a severe recession, the worst since the 1930's, heavily influenced by large cutbacks in defense/aerospace industries and military base closures and a major drop in real estate construction. California's economy has been performing strongly since 1994, to the point where the State's economic growth is outpacing the rest of the nation. The unemployment rate, while still higher than the national average, fell to an average of 5.9% in 1998, and to 4.8% in November, 1999, compared to over 10% at the worst of the recession. A significant downturn in U.S. stock market prices could adversely affect California's economy by reducing household spending and business investment, particularly in the important high technology sector. Moreover, a large and increasing share of the State's General Fund revenue in the form of income and capital gains taxes is directly related to, and would be adversely affected by a significant downturn in the performance of, the stock markets.



    The recession severely affected state revenues while the State's health and welfare costs were increasing. Consequently, the State had a lengthy period of budget imbalance; the State's accumulated budget deficit approached $2.8 billion at its peak at June 30, 1993. The large budget deficits depleted the State's available cash resources and it had to use a series of external borrowings to meet its cash needs. With the end of the recession, the State's financial condition improved in the 1995-96 through 1998-99 fiscal years, with a combination of better than expected revenues, slowdown in growth of social welfare programs, and continued spending restraint. The accumulated budget deficit from the recession years was eliminated. No deficit borrowing has occurred at the end of the last four fiscal years and the State's cash flow borrowing was limited to $1.7 billion in 1998-99. The State issued $1.0 billion of revenue anticipation notes for the 1999-2000 fiscal year.



    On June 29, 1999, the Governor of California signed the 1999-2000 Budget Act. The Budget Act estimated General Fund revenues and transfers of $63.0 billion, and contained expenditures totaling $63.7 billion. The Budget Act also contained expenditures of $16.1 billion from special funds and $1.5 billion from bond funds. The Administration estimated a budget reserve balance at June 30, 2000, of approximately $880 million. Not included in this amount was an additional $300 million which (after the Governor's vetoes) was "set aside" to provide funds for employee salary increases (to be negotiated in bargaining with employee unions), and for litigation reserves. The Budget Act anticipates normal cash flow borrowing during the fiscal year. Continued State economic expansion and large revenue increases enabled the Governor and State legislature to provide increases in spending programs in the 1999-2000 budget. These included large increases in education and health and human services funding.



    The Governor's 2000-2001 proposed budget provides for total State spending of $85.1 billion (excluding expenditures of federal funds and selected bond funds), an increase of 3.7% from the current year. Approximately 80% of this total is from the General Fund and 20% from special funds. The proposed budget assumes that General Fund revenues will total $68.2 billion in 2000-01, a 4.7% increase from the current year. General Fund expenditures are proposed to be $68.8 billion, an increase of 4.5%. After accounting for various set-asides, the year-end reserve is estimated to be $1.2 billion, or about 1.8% of total 2000-01 General Fund revenues.



    As of January 1, 2000, the State had over $17.5 billion aggregate amount of its general obligation bonds outstanding. General obligation bond authorizations in an aggregate amount of approximately $10.6 billion remained unissued as of that date. The State also builds and acquires capital facilities through the use of lease purchase borrowing. As of January 1, 2000, the State had approximately $6.7 billion of outstanding Lease-Purchase Debt.

    In addition to the general obligation bonds, State agencies and authorities had approximately $26 billion aggregate principal amount of revenue bonds and notes outstanding as of June 30, 1999. Revenue bonds represent both obligations payable from State revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by such revenue bonds. Such enterprises and projects include transportation projects, various public works and exposition projects, educational facilities (including the California State University and University of California systems), housing, health facilities, and pollution control facilities.



    Because of the State of California's budget problems, the State's General Obligation bonds were downgraded in July 1994 to A1 from Aa by Moody's, to A from A+ by S&P, and to A from AA by Fitch. Moody's, Fitch and S&P expressed uncertainty in the State's ability to balance its budget by 1996. However, in 1996, citing California's improving economy and budget situation, both Fitch and S&P raised their ratings from A to A+. In October, 1997, Fitch raised its rating from A+ to AA- referring to the State's fundamental strengths, the extent of its economic recovery and the return of financial stability. In October 1998, Moody's raised its rating from A1 to Aa3 citing the State's continuing economic recovery and a number of actions taken to improve the State's credit condition, including the rebuilding of cash and budget reserves. In August 1999, S&P raised its rating from A+ to AA- citing the State's strong economic performance and its return to structural fiscal balance.


    The State is a party to numerous legal proceedings, many of which normally occur in governmental operations and which, if decided against the State, might require the State to make significant future expenditures or impair future revenue sources.


    Some local governments in California have experienced notable financial difficulties on December 6, 1994, Orange County, California, became the largest municipality in the United States to file for protection under the Federal bankruptcy laws. The filing stemmed from approximately $1.7 billion in losses suffered by the County's investment pool due to investments in high risk "derivative" securities. On June 12, 1996, it emerged from bankruptcy after the successful sale of $880 million in municipal bonds allowed the county to pay off the last of its creditors. On January 7, 1997, Orange County returned to the municipal bond market with a $136 million bond issue maturing in 13 years at an insured yield of 7.23%. In December, 1997, Moody's raised its ratings on $325 million of Orange County pension obligation bonds to Baa3 from Ba. In February 1998, Fitch assigned outstanding Orange County pension obligation bonds a BBB rating. In September 1999, Moody's assigned the County an issuer (implied general obligation) rating of Aa3 and, among other things, upgraded the ratings on the County's pension obligation bonds to A1. In January 2000, S&P upgraded its rating on the County's pension obligation bonds from BB to A-.



    Los Angeles County, the nation's largest county, has also experienced financial difficulty. Between 1992 and 1995, the County's long term bonds were downgraded three times. This occurred as a result of, and among other things, severe operating deficits for the county's health care system. In addition, the county was affected by an ongoing loss of revenue caused by state property tax shift initiatives in 1993 through 1995. The County's improving financial condition has been reflected in improved general obligation bond ratings. In June 1999, the Los Angeles County Board of Supervisors approved a budget of approximately $15 billion for 1999-2000, up from the $13.6 billion approved for the previous fiscal year. The County's financial condition will continue to be affected by the large number of County residents who are dependent on government services and by a structural deficit in its health department.


    The effect of these various constitutional and statutory amendments and budget developments upon the ability of California issuers to pay interest and principal on their obligations remains unclear and in any event may depend upon whether a particular California tax-exempt security is a general or limited obligation bond and on the type of security provided for the bond. It is possible that other measures affecting the taxing or spending authority of California or its political subdivisions may be approved or enacted in the future.

C. FUND POLICIES/INVESTMENT RESTRICTIONS

    The investment objective, policies and restrictions listed below have been adopted by the Fund as fundamental policies. Under the Investment Company Act of 1940 (the "Investment Company Act"), a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund. The Investment Company Act defines a majority as the lesser of (a) 67% or more of the shares present at a meeting of shareholders, if the holders of 50% of the outstanding shares of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding shares of the Fund.

    In addition, for purposes of the following restrictions: (a) an "issuer" of a security is the entity whose assets and revenues are committed to the payment of interest and principal on that particular security, provided that the guarantee of a security will be considered a separate security; (b) a "taxable security" is any security the interest on which is subject to federal income tax; and (c) all percentage limitations apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio.

    The Fund will:

         1. Seek to provide a high level of current income which is exempt from both federal and California income tax, consistent with the preservation of capital.

    The Fund may not:

         1. With respect to 75% of its total assets, purchase securities of any issuer if immediately thereafter more than 5% of the Fund's total assets are in the securities of any one issuer (other than obligations issued, or guaranteed by, the United States Government, its agencies or instrumentalities, or by the State of California or its political subdivisions).

         2. Purchase more than 10% of all outstanding taxable debt securities of any one issuer (other than obligations issued, or guaranteed as to principal and interest by, the United States Government, its agencies or instrumentalities).

         3. Invest more than 25% of the value of its total assets in taxable securities of issuers in any one industry (industrial development and pollution control bonds are grouped into industries based upon the business in which the issuers of such obligations are engaged). This restriction does not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities or to municipal obligations, including those issued by the State of California or its political subdivisions.

         4.  Invest in common stock.

         5. Write, purchase or sell puts, calls, or combinations thereof, except for options on futures contracts or options on debt securities.

         6. Invest in securities of any issuer, if, to the knowledge of the Fund, any officer or trustee of the Fund or of the Investment Manager owns more than 1/2 of 1% of the outstanding securities of the issuer, and the officers and trustees who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of the issuer.

         7. Purchase or sell real estate or interests therein, although it may purchase securities secured by real estate or interests therein.

         8. Purchase or sell commodities except that the Fund may purchase financial futures contracts and related options.

         9. Borrow money, except that the Fund may borrow from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of the value of its total assets (not including the amount borrowed).

        10. Pledge its assets or assign or otherwise encumber them except to secure permitted borrowing. However, for the purpose of this restriction, collateral arrangements with respect to the writing of options and collateral arrangements with respect to initial margin for futures are not deemed to be pledges of assets and neither such arrangements nor the purchase or sale of futures are deemed to be the issuance of a senior security as set forth in restriction 11.

        11. Issue senior securities as defined in the Investment Company Act, except insofar as the Fund may be deemed to have issued a senior security by reason of: (a) entering into any repurchase agreement; (b) purchasing any securities on a when-issued or delayed delivery basis; or (c) borrowing money.

        12. Make loans of money or securities, except: (a) by the purchase of debt obligations; (b) by investment in repurchase agreements; and (c) by lending its portfolio securities.

        13.  Make short sales of securities.

        14. Purchase securities on margin, except for such short-term loans as are necessary for the clearance of purchases of portfolio securities. The deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options thereon is not considered the purchase of a security on margin.

        15. Engage in the underwriting of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act in disposing of a portfolio security.

        16. Invest for the purpose of exercising control or management of any other issuer.

        17. Purchase oil, gas or other mineral leases, rights or royalty contracts, or exploration or development programs.

        18. Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

    Notwithstanding any other investment policy or restriction, the Fund may seek to achieve its investment objective by investing all or substantially all of its assets in another investment company having substantially the same investment objective and policies as the Fund.

III. MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

A. BOARD OF TRUSTEES

    The Board of Trustees of the Fund oversees the management of the Fund but does not itself manage the Fund. The Trustees review various services provided by or under the direction of the Investment Manager to ensure that the Fund's general investment policies and programs are properly carried out. The Trustees also conduct their review to ensure that administrative services are provided to the Fund in a satisfactory manner.

    Under state law, the duties of the Trustees are generally characterized as a duty of loyalty and a duty of care. The duty of loyalty requires a Trustee to exercise his or her powers in the interest of the Fund and not the Trustee's own interest or the interest of another person or organization. A Trustee satisfies his or her duty of care by acting in good faith with the care of an ordinarily prudent person and in a manner the Trustee reasonably believes to be in the best interest of the Fund and its shareholders.

B. MANAGEMENT INFORMATION


    TRUSTEES AND OFFICERS.  The Board of the Fund consists of eight
(8) Trustees. These same individuals also serve as directors or trustees for all of the Morgan Stanley Dean Witter Funds. Six Trustees (75% of the total number) have no affiliation or business connection with the Investment Manager or any of its affiliated persons and do not own any stock or other securities issued by the Investment Manager's parent company, MSDW. These are the "non-interested" or "independent" Trustees. The other two Trustees (the "management Trustees") are affiliated with the Investment Manager.



    The Trustees and executive officers of the Fund, their principal business occupations during the last five years and their affiliations, if any, with the Investment Manager, and with the 95 Morgan Stanley Dean Witter Funds, are shown below.



  NAME, AGE, POSITION WITH FUND AND ADDRESS     PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
---------------------------------------------  -----------------------------------------------
Michael Bozic (59) ..........................  Vice Chairman of Kmart Corporation (since
Trustee                                        December 1998); Director or Trustee of the
c/o Kmart Corporation                          Morgan Stanley Dean Witter Funds; formerly
3100 West Big Beaver Road                      Chairman and Chief Executive Officer of Levitz
Troy, Michigan                                 Furniture Corporation (November 1995-November
                                               1998) and President and Chief Executive Officer
                                               of Hills Department Stores (May 1991-July
                                               1995); formerly variously Chairman, Chief
                                               Executive Officer, President and Chief
                                               Operating Officer (1987-1991) of the Sears
                                               Merchandise Group of Sears, Roebuck and Co.;
                                               Director of Weirton Steel Corporation.

Charles A. Fiumefreddo* (66) ................  Chairman, Director or Trustee and Chief
Chairman of the Board,                         Executive Officer of the Morgan Stanley Dean
Chief Executive Officer and Trustee            Witter Funds; formerly Chairman, Chief
Two World Trade Center                         Executive Officer and Director of the
New York, New York                             Investment Manager, the Distributor and MSDW
                                               Services Company; Executive Vice President and
                                               Director of Dean Witter Reynolds; Chairman and
                                               Director of the Transfer Agent; formerly
                                               Director and/or officer of various MSDW
                                               subsidiaries (until June 1998).

Edwin J. Garn (67) ..........................  Director or Trustee of the Morgan Stanley Dean
Trustee                                        Witter Funds; formerly United States Senator
c/o Huntsman Corporation                       (R-Utah) (1974-1992) and Chairman, Senate
500 Huntsman Way                               Banking Committee (1980-1986); formerly Mayor
Salt Lake City, Utah                           of Salt Lake City, Utah (1971-1974); formerly
                                               Astronaut, Space Shuttle Discovery
                                               (April 12-19, 1985); Vice Chairman, Huntsman
                                               Corporation (chemical company); Director of
                                               Franklin Covey (time management systems), BMW
                                               Bank of North America, Inc. (industrial loan
                                               corporation), United Space Alliance (joint
                                               venture between Lockheed Martin and the Boeing
                                               Company) and Nuskin Asia Pacific (multilevel
                                               marketing); member of the board of various
                                               civic and charitable organizations.

  NAME, AGE, POSITION WITH FUND AND ADDRESS     PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
---------------------------------------------  -----------------------------------------------
Wayne E. Hedien (66) ........................  Retired; Director or Trustee of the Morgan
Trustee                                        Stanley Dean Witter Funds; Director of The PMI
c/o Mayer, Brown & Platt                       Group, Inc. (private mortgage insurance);
Counsel to the Independent Trustees            Trustee and Vice Chairman of The Field Museum
1675 Broadway                                  of Natural History; formerly associated with
New York, New York                             the Allstate Companies (1966-1994), most
                                               recently as Chairman of The Allstate
                                               Corporation (March 1993-December 1994) and
                                               Chairman and Chief Executive Officer of its
                                               wholly-owned subsidiary, Allstate Insurance
                                               Company (July 1989-December 1994); director of
                                               various other business and charitable
                                               organizations.

Dr. Manuel H. Johnson (51) ..................  Senior Partner, Johnson Smick
Trustee                                        International, Inc., a consulting firm;
c/o Johnson Smick International, Inc.          Co-Chairman and a founder of the Group of Seven
1133 Connecticut Avenue, N.W.                  Council (G7C), an international economic
Washington, D.C.                               commission; Chairman of the Audit Committee and
                                               Director or Trustee of the Morgan Stanley Dean
                                               Witter Funds; Director of Greenwich Capital
                                               Markets, Inc. (broker-dealer) and NVR, Inc.
                                               (home construction); Chairman and Trustee of
                                               the Financial Accounting Foundation (oversight
                                               organization of the Financial Accounting
                                               Standards Board); formerly Vice Chairman of the
                                               Board of Governors of the Federal Reserve
                                               System (1986-1990) and Assistant Secretary of
                                               the U.S. Treasury.

Michael E. Nugent (63) ......................  General Partner, Triumph Capital, L.P., a
Trustee                                        private investment partnership; Chairman of the
c/o Triumph Capital, L.P.                      Insurance Committee and Director or Trustee of
237 Park Avenue                                the Morgan Stanley Dean Witter Funds; formerly
New York, New York                             Vice President, Bankers Trust Company and BT
                                               Capital Corporation (1984-1988); director of
                                               various business organizations.

Philip J. Purcell* (56) .....................  Chairman of the Board of Directors and Chief
Trustee                                        Executive Officer of MSDW, Dean Witter Reynolds
1585 Broadway                                  and Novus Credit Services Inc.; Director of the
New York, New York                             Distributor; Director or Trustee of the Morgan
                                               Stanley Dean Witter Funds; Director of American
                                               Airlines, Inc. and its parent company, AMR
                                               Corporation; Director and/or officer of various
                                               MSDW subsidiaries.

John L. Schroeder (69) ......................  Retired; Chairman of the Derivatives Committee
Trustee                                        and Director or Trustee of the Morgan Stanley
c/o Mayer, Brown & Platt                       Dean Witter Funds; Director of Citizens
Counsel to the Independent Trustees            Utilities Company (telecommunications, gas,
1675 Broadway                                  electric and water utilities company); formerly
New York, New York                             Executive Vice President and Chief Investment
                                               Officer of the Home Insurance Company (August
                                               1991-September 1995).

  NAME, AGE, POSITION WITH FUND AND ADDRESS     PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
---------------------------------------------  -----------------------------------------------
Mitchell M. Merin (46) ......................  President and Chief Operating Officer of Asset
President                                      Management of MSDW (since December 1998);
Two World Trade Center                         President and Director (since April 1997) and
New York, New York                             Chief Executive Officer (since June 1998) of
                                               the Investment Manager and MSDW Services
                                               Company; Chairman, Chief Executive Officer and
                                               Director of the Distributor (since June 1998);
                                               Chairman and Chief Executive Officer (since
                                               June 1998) and Director (since January 1998) of
                                               the Transfer Agent; Director of various MSDW
                                               subsidiaries; President of the Morgan Stanley
                                               Dean Witter Funds (since May 1999); Trustee of
                                               various Van Kampen investment companies (since
                                               December 1999); previously Chief Strategic
                                               Officer of the Investment Manager and MSDW
                                               Services Company and Executive Vice President
                                               of the Distributor (April 1997-June 1998), Vice
                                               President of the Morgan Stanley Dean Witter
                                               Funds (May 1997-April 1999), and Executive Vice
                                               President of Dean Witter, Discover & Co.

Barry Fink (45) .............................  Executive Vice President (since December 1999)
Vice President,                                and Secretary and General Counsel (since
Secretary and General Counsel                  February 1997) and Director (since July 1998)
Two World Trade Center                         of the Investment Manager and MSDW Services
New York, New York                             Company; Executive Vice President (since
                                               December 1999) and Assistant Secretary and
                                               Assistant General Counsel (since February 1997)
                                               of the Distributor; Assistant Secretary of Dean
                                               Witter Reynolds (since August 1996); Vice
                                               President, Secretary and General Counsel of the
                                               Morgan Stanley Dean Witter Funds (since
                                               February 1997); previously Senior Vice
                                               President (March 1997-December 1999) First Vice
                                               President (June 1993-February 1997), Vice
                                               President and Assistant Secretary and Assistant
                                               General Counsel of the Investment Manager and
                                               MSDW Services Company, Senior Vice President of
                                               the Distributor (March 1997-December 1999) and
                                               Assistant Secretary of the Morgan Stanley Dean
                                               Witter Funds.

James F. Willison (56) ......................  Senior Vice President of the Investment Manager
Vice President                                 and Director of the Tax-Exempt Fixed-Income
Two World Trade Center                         Group of the Investment Manager; Vice President
New York, New York                             of various Morgan Stanley Dean Witter Funds.

Joseph R. Arcieri (51) ......................  Senior Vice President of the Investment
Vice President                                 Manager; Vice President of various Morgan
Two World Trade Center                         Stanley Dean Witter Funds.
New York, New York

Thomas F. Caloia (53) .......................  First Vice President and Assistant Treasurer of
Treasurer                                      the Investment Manager, the Distributor and
Two World Trade Center                         MSDW Services Company; Treasurer of the Morgan
New York, New York                             Stanley Dean Witter Funds.


------------------------
* Denotes Trustees who are "interested persons" of the Fund as defined by the Investment Company Act.

    In addition, RONALD E. ROBISON, Executive Vice President, Chief Administrative Officer and Director of the Investment Manager and MSDW Services Company, ROBERT S. GIAMBRONE, Senior Vice President of the Investment Manager, MSDW Services Company, the Distributor and the Transfer Agent and Director of the Transfer Agent, and JOSEPH J. MCALINDEN, Executive Vice President and Chief Investment Officer of the Investment Manager and Director of the Transfer Agent, and PETER M. AVELAR, Senior Vice President of the Investment Manager and Director of the High Yield Group of the Investment Manager and JONATHAN R. PAGE, Senior Vice President of the Investment Manager and Director of the Money Market Group of the Investment Manager, and KATHERINE H. STROMBERG, Senior Vice President of the Investment Manager and GERARD J. LIAN, Vice President of the Investment Manager, are Vice Presidents of the Fund.



    In addition, MARILYN K. CRANNEY, TODD LEBO, LOU ANNE D. MCINNIS, CARSTEN OTTO and RUTH ROSSI, First Vice Presidents and Assistant General Counsels of the Investment Manager and MSDW Services Company, and NATASHA KASSIAN, Assistant Vice President and Assistant General Counsel of the Investment Manager and MSDW Services Company, are Assistant Secretaries of the Fund.



    INDEPENDENT DIRECTORS/TRUSTEES AND THE COMMITTEES. Law and regulation establish both general guidelines and specific duties for the independent directors/trustees. The Morgan Stanley Dean Witter Funds seek as independent directors/trustees individuals of distinction and experience in business and finance, government service or academia; these are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the Funds' boards, such individuals may reject other attractive assignments because the Funds make substantial demands on their time. All of the independent directors/trustees serve as members of the Audit Committee. In addition, three of the directors/trustees, including two independent directors/trustees, serve as members of the Derivatives Committee and the Insurance Committee.



    The independent directors/trustees are charged with recommending to the full board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements; continually reviewing Fund performance; checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance, and trading among Funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The independent directors/trustees are required to select and nominate individuals to fill any independent director/trustee vacancy on the board of any Fund that has a Rule 12b-1 plan of distribution. Most of the Morgan Stanley Dean Witter Funds have a Rule 12b-1 plan.



    The Audit Committee is charged with recommending to the full board the engagement or discharge of the Fund's independent accountants; directing investigations into matters within the scope of the independent accountants' duties, including the power to retain outside specialists; reviewing with the independent accountants the audit plan and results of the auditing engagement; approving professional services provided by the independent accountants and other accounting firms prior to the performance of the services; reviewing the independence of the independent accountants; considering the range of audit and non-audit fees; reviewing the adequacy of the Fund's system of internal controls; and preparing and submitting Committee meeting minutes to the full board.



    The board of each Fund has a Derivatives Committee to approve parameters for and monitor the activities of the Fund with respect to derivative investments, if any, made by the Fund.



    Finally, the board of each Fund has formed an Insurance Committee to review and monitor the insurance coverage maintained by the Fund.



    ADVANTAGES OF HAVING SAME INDIVIDUALS AS INDEPENDENT DIRECTORS/TRUSTEES FOR ALL MORGAN STANLEY DEAN WITTER FUNDS. The independent directors/trustees and the Funds' management believe that having the same independent directors/trustees for each of the Morgan Stanley Dean Witter Funds avoids the duplication of effort that would arise from having different groups of individuals serving as independent directors/trustees for each of the Funds or even of sub-groups of Funds. They believe that having the same individuals serve as independent directors/trustees of all the Funds tends to increase their knowledge and expertise regarding matters which affect the Fund complex generally and enhances their ability to negotiate on behalf of each Fund with the Fund's service providers. This arrangement also precludes the possibility of separate groups of independent directors/trustees arriving at conflicting decisions regarding operations and management of the Funds and avoids the cost and confusion that would likely ensue. Finally, having the same independent directors/trustees serve on all Fund boards enhances the ability of each Fund to obtain, at modest cost to each separate Fund, the services of independent directors/trustees, of the caliber, experience and business acumen of the individuals who serve as independent directors/trustees of the Morgan Stanley Dean Witter Funds.


    TRUSTEE AND OFFICER INDEMNIFICATION. The Fund's Declaration of Trust provides that no Trustee, officer, employee or agent of the Fund is liable to the Fund or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his/her or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his/her or its duties. It also provides that all third persons shall look solely to the Fund property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

C. COMPENSATION

    The Fund pays each Independent Trustee an annual fee of $800 plus a per meeting fee of $50 for meetings of the Board of Trustees, the Independent Trustees or Committees of the Board of Trustees attended by the Trustee (the Fund pays the Chairman of the Audit Committee an additional annual fee of $750, and the Chairman of the Derivatives and Insurance Committees additional annual fees of $500). If a Board meeting and a meeting of the Independent Trustees or a Committee meeting, or a meeting of the Independent Trustees and/or more than one Committee meeting, take place on a single day, the Trustees are paid a single meeting fee by the Fund. The Fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Trustees and officers of the Fund who are or have been employed by the Investment Manager or an affiliated company receive no compensation or expense reimbursement from the Fund for their services as Trustee.


    The following table illustrates the compensation that the Fund paid to its Independent Trustees for the fiscal year ended December 31, 1999.


                               FUND COMPENSATION


                                                               AGGREGATE
                                                             COMPENSATION
NAME OF INDEPENDENT TRUSTEE                                  FROM THE FUND
---------------------------                                  -------------
Michael Bozic...............................................    $1,550
Edwin J. Garn...............................................     1,600
Wayne E. Hedien.............................................     1,600
Dr. Manuel H. Johnson.......................................     2,100
Michael E. Nugent...........................................     1,933
John L. Schroeder...........................................     1,933

    The following table illustrates the compensation paid to the Fund's Independent Trustees for the calendar year ended December 31, 1999 for services to the 93 Morgan Stanley Dean Witter Funds that were in operation at December 31, 1999.



            CASH COMPENSATION FROM MORGAN STANLEY DEAN WITTER FUNDS



                                                               TOTAL CASH
                                                              COMPENSATION
                                                              FOR SERVICES
                                                                   TO
                                                               93 MORGAN
NAME OF                                                       STANLEY DEAN
INDEPENDENT TRUSTEE                                           WITTER FUNDS
-------------------                                           ------------
Michael Bozic...............................................    $134,600
Edwin J. Garn...............................................     138,700
Wayne E. Hedien.............................................     138,700
Dr. Manuel H. Johnson.......................................     208,638
Michael E. Nugent...........................................     193,324
John L. Schroeder...........................................     193,324



    As of the date of this STATEMENT OF ADDITIONAL INFORMATION, 55 of the Morgan Stanley Dean Witter Funds, including the Fund, have adopted a retirement program under which an independent director/ trustee who retires after serving for at least five years (or such lesser period as may be determined by the Board) as an independent director/trustee of any Morgan Stanley Dean Witter Fund that has adopted the retirement program (each such Fund referred to as an "Adopting Fund" and each such trustee referred to as an "Eligible Trustee") is entitled to retirement payments upon reaching the eligible retirement age (normally, after attaining age 72). Annual payments are based upon length of service.



    Currently, upon retirement, each Eligible Trustee is entitled to receive from the Adopting Fund, commencing as of his or her retirement date and continuing for the remainder of his or her life, an annual retirement benefit (the "Regular Benefit") equal to 30.22% of his or her Eligible Compensation plus 0.5036667% of such Eligible Compensation for each full month of service as an independent director/ trustee of any Adopting Fund in excess of five years up to a maximum of 60.44% after ten years of service. The foregoing percentages may be changed by the Board.(1) "Eligible Compensation" is one-fifth of the total compensation earned by such Eligible Trustee for service to the Adopting Fund in the five year period prior to the date of the Eligible Trustee's retirement. Benefits under the retirement program are accrued as expenses on the books of the Adopting Funds. Such benefits are not secured or funded by the Adopting Funds.



    The following table illustrates the retirement benefits accrued to the Fund's Independent Trustees by the Fund for the year ended December 31, 1999 and by the 55 Morgan Stanley Dean Witter Funds (including the Fund) for the year ended December 31, 1999, and the estimated retirement benefits for the Independent Trustees, to commence upon their retirement, from the Fund as of December 31, 1999 and from the 55 Morgan Stanley Dean Witter Funds as of December 31, 1999.


   RETIREMENT BENEFITS FROM THE FUND AND ALL MORGAN STANLEY DEAN WITTER FUNDS


                                 FOR ALL ADOPTING FUNDS
                              -----------------------------   RETIREMENT BENEFITS     ESTIMATED ANNUAL
                                ESTIMATED                         ACCRUED AS              BENEFITS
                                CREDITED                           EXPENSES          UPON RETIREMENT(2)
                                  YEARS         ESTIMATED     -------------------   --------------------
                              OF SERVICE AT   PERCENTAGE OF               BY ALL      FROM     FROM ALL
                               RETIREMENT       ELIGIBLE       BY THE    ADOPTING     THE      ADOPTING
NAME OF INDEPENDENT TRUSTEE   (MAXIMUM 10)    COMPENSATION      FUND      FUNDS       FUND       FUNDS
---------------------------   -------------   -------------   --------   --------   --------   ---------
Michael Bozic...............        10           60.44%         $378     $ 20,933    $  907    $ 50,588
Edwin J. Garn...............        10           60.44           557       31,737       909      50,675
Wayne E. Hedien.............         9           51.37           711       39,566       771      43,000
Dr. Manuel H. Johnson.......        10           60.44           229       13,129     1,360      75,520
Michael E. Nugent...........        10           60.44           395       23,175     1,209      67,209
John L. Schroeder...........         8           50.37           768       41,558       955      52,994


------------------------
(1) An Eligible Trustee may elect alternative payments of his or her retirement benefits based upon the combined life expectancy of the Eligible Trustee and his or her spouse on the date of such Eligible Trustee's retirement. In addition, the Eligible Trustee may elect that the surviving spouse's periodic payment of benefits will be equal to a lower percentage of the periodic amount when both spouses were alive. The amount estimated to be payable under this method, through the remainder of the later of the lives of the Eligible Trustee and spouse, will be the actuarial equivalent of the Regular Benefit.
(2) Based on current levels of compensation. Amount of annual benefits also varies depending on the Trustee's elections described in Footnote 1 above.

IV. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------


    The following persons owned 5% or more of the outstanding shares of Class A on February 1, 2000: Thomas J. Mcmurray Jr. and Gretha K. Mcmurry JTTEn, P.O. Box 1032, Eureka, CA 95502-1032--26%; Harry Lewis and Janet Lewis, Trustees for the Harry & Janet Lewis revocable Trust dated 3/29/95, P.O. Box 352, Pebble Beach, CA 93953-0352--14.9%; Michael A. Lopiano, Trustee and Audrey R. H. Lopiano, Trustee, Lopiano 1982 Trust dated 7/6/82, 3098 Seaview, Ventura, CA 93001-4242--8.62%; Lynda Trelut & James Trelut JTTEN, 1617 El Dorado Dr., Gilroy, CA 95020-3754--7.82%; Leo J. Tauber & Lucy C. Tauber TTEE of the Tauber Family 1990 REV Trust dated 7/2/90, 317 Carol Drive, Ventura, C.A. 93003-1710--6.28% and Sylvia Coe Tolk as Trustee of the Sylvia Coe Tolk 1998 Trust dated 6/16/98, 852 Green Street, San Francisco, CA 94133-3717. The following persons owned 5% or more of the outstanding shares of Class C on February 1, 2000: Glenn A. Wildman II, 2058 Colusa Way, San Jose CA, 95130-1807--7.904%; Donald B. Schmickrath & Melody Schmickrath, Trustees o/t Schmickrath Family Rev. Trust dated 10/7/96, 12510 Barley Hill Rd., Los Altos Hills, CA 94024-5211--7.41% and Janice Pruett Gouveiz Trustee of the Dempsey R. Parsley Trust dated 2-13-91, 4713 Newport Avenue, San Diego, CA 92107-2204--5.39%. The following persons owned 5% or more of the outstanding shares of Class D on February 1, 2000: Robert H. Killen Trustee for the Robert
H. & Margeret R. Killen Trust dated 6/12/86, P.O. Box 547, South Pasadena CA 91031-0547--17.05%; Herbert E. Hoover & Jean E. Hoover JTWROS, 4495 S El Pomar Road, Templeton CA, 93465-8670--11.4%; Nadine S, Robert J. & Vicki Rushakoff Co. Trustees f/t Rushakoff Survivors Trust dated 5/20/97, 221 Morningside Drive, San Francisco CA, 94132-1240--9.58% and Morgan Stanley Dean Witter Trust FSB, Agent for American Baptist Homes Foundation of the West Inc., Trustee FBO Stokes #2 P.O. Box 503, Jersey City, N.J. 07311--9.40%.


    As of the date of this STATEMENT OF ADDITIONAL INFORMATION, the aggregate number of shares of beneficial interest of the Fund owned by the Fund's officers and Trustees as a group was less than 1% of the Fund's shares of beneficial interest outstanding.

V. INVESTMENT MANAGEMENT AND OTHER SERVICES
--------------------------------------------------------------------------------

A. INVESTMENT MANAGER


    The Investment Manager to the Fund is Morgan Stanley Dean Witter Advisors Inc., a Delaware corporation, whose address is Two World Trade Center, New York, NY 10048. The Investment Manager is a wholly-owned subsidiary of MSDW, a Delaware corporation. MSDW is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services.



    Pursuant to an Investment Management Agreement (the "Management Agreement") with the Investment Manager, the Fund has retained the Investment Manager to provide administrative services and manage the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. The Fund pays the Investment Manager monthly compensation calculated daily by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.55% to the portion of daily net assets not exceeding $500 million; 0.525% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.50% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; and 0.475% of the portion of the daily net assets exceeding $1 billion. The management fee is allocated among the Classes pro rata based on the net assets of the Fund attributable to each Class. For the fiscal years ended December 31, 1997, 1998 and 1999, the Investment Manager accrued total compensation under the Management Agreement in the amounts of $4,966,928, $4,871,646 and $4,616,624, respectively.


    The Investment Manager has retained its wholly-owned subsidiary, MSDW Services Company, to perform administrative services for the Fund.

B. PRINCIPAL UNDERWRITER

    The Fund's principal underwriter is the Distributor (which has the same address as the Investment Manager). In this capacity, the Fund's shares are distributed by the Distributor. The Distributor has entered into a selected dealer agreement with Dean Witter Reynolds, which through its own sales organization sells shares of the Fund. In addition, the Distributor may enter into similar agreements with other selected broker-dealers. The Distributor, a Delaware corporation, is a wholly-owned subsidiary of MSDW.


    The Distributor bears all expenses it may incur in providing services under the Distribution Agreement. These expenses include the payment of commissions for sales of the Fund's shares and incentive compensation to Financial Advisors, the cost of educational and/or business-related trips, and educational and/or promotional and business-related expenses. The Distributor also pays certain expenses in connection with the distribution of the Fund's shares, including the costs of preparing, printing and distributing advertising or promotional materials, and the costs of printing and distributing prospectuses and supplements thereto used in connection with the offering and sale of the Fund's shares. The Fund bears the costs of initial typesetting, printing and distribution of prospectuses and supplements thereto to shareholders. The Fund also bears the costs of registering the Fund and its shares under federal and state securities laws and pays filing fees in accordance with state securities laws.


    The Fund and the Distributor have agreed to indemnify each other against certain liabilities, including liabilities under the Securities Act. Under the Distribution Agreement, the Distributor uses its best efforts in rendering services to the Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Fund or its shareholders.


C. SERVICES PROVIDED BY THE INVESTMENT MANAGER


    The Investment Manager manages the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager obtains and evaluates the information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Fund in a manner consistent with its investment objective.

    Under the terms of the Management Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, the office space, facilities, equipment, clerical help, bookkeeping and certain legal services as the Fund may reasonably require in the conduct of its business, including the preparation of prospectuses, proxy statements and reports required to be filed with federal and state securities commissions (except insofar as the participation or assistance of independent accountants and attorneys is, in the opinion of the Investment Manager, necessary or desirable). In addition, the Investment Manager pays the salaries of all personnel, including officers of the Fund, who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone service, heat, light, power and other utilities provided to the Fund.

    Expenses not expressly assumed by the Investment Manager under the Management Agreement or by the Distributor, will be paid by the Fund. These expenses will be allocated among the four Classes of shares pro rata based on the net assets of the Fund attributable to each Class, except as described below. Such expenses include, but are not limited to: expenses of the Plan of Distribution pursuant to Rule 12b-1; charges and expenses of any registrar, custodian, stock transfer and dividend disbursing agent; brokerage commissions; taxes; engraving and printing share certificates; registration costs of the Fund and its shares under federal and state securities laws; the cost and expense of printing, including typesetting, and distributing prospectuses of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of the Investment Manager or any corporate affiliate of the Investment Manager; all expenses incident to any dividend, withdrawal or redemption options; charges and expenses of any outside service used for pricing of the Fund's shares; fees and expenses of legal counsel, including counsel to the Trustees who are not interested persons of the Fund or of the Investment Manager (not including compensation or expenses of attorneys who are employees of the Investment Manager); fees and expenses of the Fund's independent accountants; membership dues of industry associations; interest on Fund borrowings; postage; insurance premiums on property or personnel (including officers and Trustees) of the Fund which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto); and all other costs of the Fund's operation. The 12b-1 fees relating to a particular Class will be allocated directly to that Class. In addition, other expenses associated with a particular Class (except advisory or custodial fees) may be allocated directly to that Class, provided that such expenses are reasonably identified as specifically attributable to that Class and the direct allocation to that Class is approved by the Trustees.

    The Management Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Investment Manager is not liable to the Fund or any of its investors for any act or omission by the Investment Manager or for any losses sustained by the Fund or its investors.


    The Management Agreement will remain in effect from year to year, provided continuance of the Management Agreement is approved at least annually by the vote of the holders of a majority, as defined in the Investment Company Act, of the outstanding shares of the Fund, or by the Trustees; provided that in either event such continuance is approved annually by the vote of a majority of the Trustees, including a majority of the Independent Trustees.


D. DEALER REALLOWANCES

    Upon notice to selected broker-dealers, the Distributor may reallow up to the full applicable front-end sales charge during periods specified in such notice. During periods when 90% or more of the sales charge is reallowed, such selected broker-dealers may be deemed to be underwriters as that term is defined in the Securities Act.

E. RULE 12b-1 PLAN

    The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act (the "Plan") pursuant to which each Class, other than Class D, pays the Distributor compensation accrued daily and payable monthly at the following annual rates: 0.25% and 0.75% of the average daily net assets of Class A and Class C, respectively, and, with respect to Class B, 0.75% of the lesser of: (a) the average daily aggregate gross sales of the Fund's Class B shares since the inception of the Fund (not including reinvestment of dividends or capital gains distributions), less the average daily aggregate net asset value of the Fund's Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or upon which such charge has been waived; or (b) the average daily net assets of Class B.

    The Distributor also receives the proceeds of front-end sales charges ("FSCs") and of contingent deferred sales charges ("CDSCs") imposed on certain redemptions of shares, which are separate and apart from payments made pursuant to the Plan. The Distributor has informed the Fund that it and/or Dean Witter Reynolds received the proceeds of CDSCs and FSCs, for the last three fiscal years ended December 31, in approximate amounts as provided in the table below (the Distributor did not retain any of these amounts).


                                    1999                1998                 1997
                              -----------------   -----------------   -------------------
Class A.....................  FSCs:(1) $ 26,238   FSCs:(1) $ 43,401   FSCs:    $    6,670
                              CDSCs:          0   CDSCs:          0   CDSCs:            0
Class B.....................  CDSCs:   $714,211   CDSCs:   $694,975   CDSCs:   $1,100,000
Class C.....................  CDSCs:   $  6,349   CDSCs:   $  1,943   CDSCs:   $      237


------------------------

(1) FSCs apply to Class A only.


    The Distributor has informed the Fund that the entire fee payable by Class A and a portion of the fees payable by each of Class B and Class C each year pursuant to the Plan equal to 0.20% of the average daily net assets of Class B and 0.25% of the average daily net assets of Class C are currently each characterized as a "service fee" under the Rules of the National Association of Securities Dealers, Inc. (of which the Distributor is a member). The "service fee" is a payment made for personal service and/or the maintenance of shareholder accounts. The remaining portion of the Plan fees payable by a Class, if any, is characterized as an "asset-based sales charge" as such is defined by the Rules of the Association.


    Under the Plan and as required by Rule 12b-1, the Trustees receive and review promptly after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made. Class B shares of the Fund accrued amounts payable to the Distributor under the Plan, during the fiscal year ended December 31, 1999, of $6,314,572. This amount is equal to 0.75% of the Fund's average daily net assets for the fiscal year and was calculated pursuant to clause (b) of the compensation formula under the Plan. The Distributor rebated a total of 3,599,718 back to the Fund. Therefore, the total amount paid by the Distributor was $2,714,854, which amount is equal to 0.32% of the Fund's average daily net assets for the year. For the fiscal year ended December 31, 1999, Class A and Class C shares of the Fund accrued payments under the Plan amounting to $11,519 and $91,541, respectively, which amounts are equal to 0.19% and 0.75% of the average daily net assets of Class A and Class C, respectively, for the fiscal year.


    The Plan was adopted in order to permit the implementation of the Fund's method of distribution. Under this distribution method the Fund offers four Classes, each with a different distribution arrangement.

    With respect to Class A shares, Dean Witter Reynolds compensates its Financial Advisors by paying them, from proceeds of the FSC, commissions for the sale of Class A shares, currently a gross sales credit of up to 4.0% of the amount sold (except as provided in the following sentence) and an annual residual commission, currently a residual of up to 0.20% of the current value of the respective accounts for which they are the Financial Advisors or dealers of record in all cases. On orders of $1 million or more (for which no sales charge was paid), the Investment Manager compensates Financial Advisors by paying them, from its own funds, a gross sales credit of 1.0% of the amount sold.

    With respect to Class B shares, Dean Witter Reynolds compensates its Financial Advisors by paying them, from its own funds, commissions for the sale of Class B shares, currently a gross sales credit of up to 4.0% of the amount sold and an annual residual commission, currently a residual of up to 0.20% of the current value (not including reinvested dividends or distributions) of the amount sold in all cases.

    With respect to Class C shares, Dean Witter Reynolds compensates its Financial Advisors by paying them, from its own funds, commissions for the sale of Class C shares, currently a gross sales credit of up to 1.0% of the amount sold and an annual residual commission, currently up to 0.75% of the current value of the respective accounts for which they are the Financial Advisors of record.

    With respect to Class D shares other than shares held by participants in the Investment Manager's mutual fund asset allocation program, the Investment Manager compensates Dean Witter Reynolds's Financial Advisors by paying them, from its own funds, commissions for the sale of Class D shares, currently a gross sales credit of up to 1.0% of the amount sold. There is a chargeback of 100% of the amount paid if the Class D shares are redeemed in the first year and a chargeback of 50% of the amount paid if the Class D shares are redeemed in the second year after purchase. The Investment Manager also compensates Dean Witter Reynolds's Financial Advisors by paying them, from its own funds, an annual residual commission, currently up to 0.10% of the current value of the respective accounts for which they are the Financial Advisors of record (not including accounts of participants in the Investment Manager's mutual fund asset allocation program).

    The gross sales credit is a charge which reflects commissions paid by Dean Witter Reynolds to its Financial Advisors and Dean Witter Reynolds's Fund-associated distribution-related expenses, including sales compensation, and overhead and other branch office distribution-related expenses including
(a) the expenses of operating Dean Witter Reynolds's branch offices in connection with the sale of Fund shares, including lease costs, the salaries and employee benefits of operations and sales support personnel, utility costs, communications costs and the costs of stationery and supplies; (b) the costs of client sales seminars; (c) travel expenses of mutual fund sales coordinators to promote the sale of Fund shares; and (d) other expenses relating to branch promotion of Fund sales.


    The Investment Manager pays a retention fee to Financial Advisors at an annual rate of 0.05% of the value of shares of the Fund sold after January 1, 2000 and held for at least one year. Shares purchased through the reinvestment of dividends will be eligible for a retention fee, provided that such dividends were earned on shares otherwise eligible for a retention fee payment. Shares owned in variable annuities, closed-end fund shares and shares held in 401(k) plans where the Transfer Agent or Dean Witter Reynold's Retirement Plan Services is either recordkeeper or trustee are not eligible for a retention fee.



    For the first year only, the retention fee is paid on any shares of the Fund sold after January 1, 2000 and held by shareholders on December 31, 2000.



    The retention fees are paid by the Investment Manager from its own assets, which may include profits from investment management fees payable under the Management Agreement, as well as from borrowed funds.



    The distribution fee that the Distributor receives from the Fund under the Plan, in effect, offsets distribution expenses incurred under the Plan on behalf of the Fund and, in the case of Class B shares, opportunity costs, such as the gross sales credit and an assumed interest charge thereon ("carrying charge"). These expenses may include the cost of Fund-related educational and/or business-related trips or payment of Fund-related educational and/or promotional expenses of Financial Advisors. In the Distributor's reporting of the distribution expenses to the Fund, in the case of Class B shares, such assumed interest (computed at the "broker's call rate") has been calculated on the gross credit as it is reduced by amounts received by the Distributor under the Plan and any contingent deferred sales charges received by the Distributor upon redemption of shares of the Fund. No other interest charge is included as a distribution expense in the Distributor's calculation of its distribution costs for this purpose. The broker's call rate is the interest rate charged to securities brokers on loans secured by exchange-listed securities.


    The Fund is authorized to reimburse expenses incurred or to be incurred in promoting the distribution of the Fund's Class A and Class C shares and in servicing shareholder accounts. Reimbursement will be made through payments at the end of each month. The amount of each monthly payment may in no event exceed an amount equal to a payment at the annual rate of 0.25%, in the case of Class A, and 0.75%, in the case of Class C, of the average net assets of the respective Class during the month. No interest or other financing charges, if any, incurred on any distribution expenses on behalf of Class A and Class C will be reimbursable under the Plan. With respect to Class A, in the case of all expenses other than expenses representing the service fee, and, with respect to Class C, in the case of all expenses other than expenses representing a gross sales credit or a residual to Financial Advisors and other authorized financial representatives, such amounts shall be determined at the beginning of each calendar quarter by the Trustees, including, a majority of the Independent Trustees. Expenses representing the service fee (for Class A) or a gross sales credit or a residual to Financial Advisors and other authorized financial representatives (for Class C) may be reimbursed without prior determination. In the event that the Distributor proposes that monies shall be reimbursed for other than such expenses, then in making quarterly determinations of the amounts that may be reimbursed by the Fund, the Distributor will provide and the Trustees will review a quarterly budget of projected distribution expenses to be incurred on behalf of the Fund, together with a report explaining the purposes and anticipated benefits of incurring such expenses. The Trustees will determine which particular expenses, and the portions thereof, that may be borne by the Fund, and in making such a determination shall consider the scope of the Distributor's commitment to promoting the distribution of the Fund's Class A and Class C shares.


    Each Class paid 100% of the amounts accrued under the Plan with respect to that Class for the fiscal year ended December 31, 1999 to the Distributor. The Distributor and Dean Witter Reynolds estimate that they have spent, pursuant to the Plan, $89,397,826 on behalf of Class B since the inception of the Plan. It is estimated that this amount was spent in approximately the following ways:
(i) 4.83% ($4,318,849)--advertising and promotional expenses; (ii) 0.32% ($290,140)--printing of prospectuses for distribution to other than current shareholders; and (iii) 94.84% ($84,788,837)--other expenses, including the gross sales credit and the carrying charge, of which 7.22% ($6,119,779) represents carrying charges, 38.41% ($32,568,990) represents commission credits to Dean Witter Reynolds branch offices and other authorized financial representatives for payments of commissions to Financial Advisors and other authorized financial representatives, and 54.37% ($46,100,068) represents overhead and other branch office distribution-related expenses. The amounts accrued by Class A and a portion of the amounts accrued by Class C under the Plan during the fiscal year ended December 31, 1999 were service fees. The remainder of the amounts accrued by Class C were for expenses which relate to compensation of sales personnel and associated overhead expenses.



    In the case of Class B shares, at any given time, the expenses of distributing shares of the Fund may be more or less than the total of (i) the payments made by the Fund pursuant to the Plan; and (ii) the proceeds of CDSCs paid by investors upon redemption of shares. For example, if $1 million in expenses in distributing Class B shares of the Fund had been incurred and $750,000 had been received as described in (i) and (ii) above, the excess expense would amount to $250,000. The Distributor has advised the Fund that there were no excess expenses as of December 31, 1999. Because there is no requirement under the Plan that the Distributor be reimbursed for all distribution expenses with respect to Class B shares or any requirement that the Plan be continued from year to year, this excess amount does not constitute a liability of the Fund. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of CDSCs paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. Any cumulative expenses incurred, but not yet recovered through distribution fees or CDSCs, may or may not be recovered through future distribution fees or CDSCs.



    In the case of Class A and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.75% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Morgan Stanley Dean Witter Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. The Distributor has advised the Fund that unreimbursed expenses representing a gross sales commission credited to Morgan Stanley Dean Witter Financial Advisors and other authorized financial representatives at the time of sale totaled $19,872 in the case of Class C at December 31, 1999 (end of the calendar year), which amount was equal to 0.15% of the net assets of Class C on such date, and that there were no such expenses that may be reimbursed in the subsequent year in the case of Class A on such date. No interest or other financing charges will be incurred on any Class A or Class C distribution expenses incurred by the Distributor under the Plan or on any unreimbursed expenses due to the Distributor pursuant to the Plan.


    No interested person of the Fund nor any Independent Trustee has any direct financial interest in the operation of the Plan except to the extent that the Distributor, the Investment Manager, Dean Witter Reynolds, MSDW Services Company or certain of their employees may be deemed to have such an interest as a result of benefits derived from the successful operation of the Plan or as a result of receiving a portion of the amounts expended thereunder by the Fund.

    On an annual basis, the Trustees, including a majority of the Independent Trustees, consider whether the Plan should be continued. Prior to approving the last continuation of the Plan, the Trustees requested and received from the Distributor and reviewed all the information which they deemed necessary to arrive at an informed determination. In making their determination to continue the Plan, the Trustees considered: (1) the Fund's experience under the Plan and whether such experience indicates that the Plan is operating as anticipated;
(2) the benefits the Fund had obtained, was obtaining and would be likely to obtain under the Plan, including that: (a) the Plan is essential in order to give Fund investors a choice of alternatives for payment of distribution and service charges and to enable the Fund to continue to grow and avoid a pattern of net redemptions which, in turn, are essential for effective investment management; and (b) without the compensation to individual brokers and the reimbursement of distribution and account maintenance expenses of Dean Witter Reynolds's branch offices made possible by the 12b-1 fees, Dean Witter Reynolds could not establish and maintain an effective system for distribution, servicing of Fund shareholders and maintenance of shareholder accounts; and (3) what services had been provided and were continuing to be provided under the Plan to the Fund and its shareholders. Based upon their review, the Trustees, including each of the Independent Trustees, determined that continuation of the Plan would be in the best interest of the Fund and would have a reasonable likelihood of continuing to benefit the Fund and its shareholders. In the Trustees' quarterly review of the Plan, they will consider its continued appropriateness and the level of compensation provided therein.

    The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval by the shareholders of the affected Class or Classes of the Fund, and all material amendments to the Plan must also be approved by the Trustees in the manner described above. The Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the Investment Company
Act) on not more than thirty days' written notice to any other party to the Plan. So long as the Plan is in effect, the election and nomination of Independent Trustees shall be committed to the discretion of the Independent Trustees.

F. OTHER SERVICE PROVIDERS

(1) TRANSFER AGENT/DIVIDEND-PAYING AGENT


    Morgan Stanley Dean Witter Trust FSB is the Transfer Agent for the Fund's shares and the Dividend Disbursing Agent for payment of dividends and distributions on Fund shares and Agent for shareholders under various investment plans. The principal business address of the Transfer Agent is Harborside Financial Center, Plaza Two, Jersey City, NJ 07311.


(2) CUSTODIAN AND INDEPENDENT ACCOUNTANTS


    The Bank of New York, 100 Church Street, New York, NY, 10007 is the Custodian of the Fund's assets. Any of the Fund's cash balances with the Custodian in excess of $100,000 are unprotected by federal deposit insurance. These balances may, at times, be substantial.



    PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, NY 10036 serves as the independent accountants of the Fund. The independent accountants are responsible for auditing the annual financial statements of the Fund.


(3) AFFILIATED PERSONS

    The Transfer Agent is an affiliate of the Investment Manager, and of the Distributor. As Transfer Agent and Dividend Disbursing Agent, the Transfer Agent's responsibilities include maintaining shareholder accounts, disbursing cash dividends and reinvesting dividends, processing account registration changes, handling purchase and redemption transactions, mailing prospectuses and reports, mailing and tabulating proxies, processing share certificate transactions, and maintaining shareholder records and lists. For these services, the Transfer Agent receives a per shareholder account fee from the Fund and is reimbursed for its out-of-pocket expenses in connection with such services.

VI. BROKERAGE ALLOCATION AND OTHER PRACTICES
--------------------------------------------------------------------------------

A. BROKERAGE TRANSACTIONS

    Subject to the general supervision of the Trustees, the Investment Manager is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. The Fund also expects that securities will be purchased at times in underwritten offerings where the price includes a fixed amount of compensation, generally referred to as the underwriter's concession or discount. Options and futures transactions will usually be effected through a broker and a commission will be charged. On occasion, the Fund may also purchase certain money market instruments directly from an issuer, in which case no commissions or discounts are paid.


    For the fiscal years ended December 31, 1997, 1998 and 1999, the Fund did not pay any brokerage commissions.

B. COMMISSIONS

    Pursuant to an order of the SEC, the Fund may effect principal transactions in certain money market instruments with Dean Witter Reynolds. The Fund will limit its transactions with Dean Witter Reynolds to U.S. Government and government agency securities, bank money instruments (i.e., certificates of deposit and bankers' acceptances) and commercial paper. The transactions will be effected with Dean Witter Reynolds only when the price available from Dean Witter Reynolds is better than that available from other dealers.


    During the fiscal years ended December 31, 1997, 1998 and 1999, the Fund did not effect any principal transactions with Dean Witter Reynolds.



    Brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges may be effected through Dean Witter Reynolds, Morgan Stanley & Co. and other affiliated brokers and dealers. In order for an affiliated broker or dealer to effect any portfolio transactions on an exchange for the Fund, the commissions, fees or other remuneration received by the affiliated broker or dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees, including the Independent Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker or dealer are consistent with the foregoing standard. The Fund does not reduce the management fee it pays to the Investment Manager by any amount of the brokerage commissions it may pay to an affiliated broker or dealer.


C. BROKERAGE SELECTION

    The policy of the Fund regarding purchases and sales of securities for its portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. In seeking to implement the Fund's policies, the Investment Manager effects transactions with those brokers and dealers who the Investment Manager believes provide the most favorable prices and are capable of providing efficient executions. If the Investment Manager believes the prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Investment Manager. The services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. The information and services received by the Investment Manager from brokers and dealers may be of benefit to the Investment Manager in the management of accounts of some of its other clients and may not in all cases benefit the Fund directly.

    The Investment Manager currently serves as investment manager to a number of clients, including other investment companies, and may in the future act as investment manager or advisor to others. It is the practice of the Investment Manager to cause purchase and sale transactions to be allocated among the Fund and others whose assets it manages in such manner as it deems equitable. In making such allocations among the Fund and other client accounts, various factors may be considered, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of the Fund and other client accounts. In the case of certain initial and secondary public offerings, the Investment Manager utilizes a pro rata allocation process based on the size of the Morgan Stanley Dean Witter Funds involved and the number of shares available from the public offering.

D. DIRECTED BROKERAGE


    During the fiscal year ended December 31, 1999, the Fund did not pay any brokerage commissions in connection with transactions to brokers because of research services provided.

E. REGULAR BROKER-DEALERS


    During the fiscal year ended December 31, 1999, the Fund did not purchase securities issued by brokers or dealers that were among the ten brokers or the ten dealers which executed transactions for or with the Fund in the largest dollar amounts during the year. At December 31, 1999, the Fund did not purchase securities issued by any of such issuers.


VII. CAPITAL STOCK AND OTHER SECURITIES
--------------------------------------------------------------------------------

    The shareholders of the Fund are entitled to a full vote for each full share of beneficial interest held. The Fund is authorized to issue an unlimited number of shares of beneficial interest. All shares of beneficial interest of the Fund are of $0.01 par value and are equal as to earnings, assets and voting privileges except that each Class will have exclusive voting privileges with respect to matters relating to distribution expenses borne solely by such Class or any other matter in which the interests of one Class differ from the interests of any other Class. In addition, Class B shareholders will have the right to vote on any proposed material increase in Class A's expenses, if such proposal is submitted separately to Class A shareholders. Also, Class A, Class B and Class C bear expenses related to the distribution of their respective shares.

    The Fund's Declaration of Trust permits the Trustees to authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional Classes of shares within any series. The Trustees have not presently authorized any such additional series or Classes of shares other than as set forth in the PROSPECTUS.


    The Fund is not required to hold annual meetings of shareholders and in ordinary circumstances the Fund does not intend to hold such meetings. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the Investment Company Act or the Declaration of Trust. Under certain circumstances, the Trustees may be removed by action of the Trustees. In addition, under certain circumstances, the shareholders may call a meeting to remove the Trustees and the Fund is required to provide assistance in communicating with shareholders about such a meeting. The voting rights of shareholders are not cumulative, so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees.


    Under Massachusetts law, shareholders of a business trust may, under certain limited circumstances, be held personally liable as partners for the obligations of the Fund. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund, requires that notice of such Fund obligations include such disclaimer, and provides for indemnification out of the Fund's property for any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of the Fund's assets and operations, the possibility of the Fund being unable to meet its obligations is remote and thus, in the opinion of Massachusetts counsel to the Fund, the risk to Fund shareholders of personal liability is remote.

    All of the Trustees have been elected by the shareholders of the Fund, most recently at a Special Meeting of Shareholders held on May 21, 1997. The Trustees themselves have the power to alter the number and the terms of office of the Trustees (as provided for in the Declaration of Trust), and they may at any time lengthen or shorten their own terms or make their terms of unlimited duration and appoint their own successors, provided that always at least a majority of the Trustees has been elected by the shareholders of the Fund.

VIII. PURCHASE, REDEMPTION AND PRICING OF SHARES
--------------------------------------------------------------------------------

A. PURCHASE OF SHARES

    Information concerning how Fund shares are offered to the public (and how they are redeemed and exchanged) is provided in the Fund's PROSPECTUS.

    TRANSFER AGENT AS AGENT. With respect to the redemption or repurchase of Fund shares, the application of proceeds to the purchase of new shares in the Fund or any other Morgan Stanley Dean Witter Funds and the general administration of the exchange privilege, the Transfer Agent acts as agent for the Distributor and for the shareholder's authorized broker-dealer, if any, in the performance of such functions. With respect to exchanges, redemptions or repurchases, the Transfer Agent shall be liable for its own negligence and not for the default or negligence of its correspondents or for losses in transit. The Fund shall not be liable for any default or negligence of the Transfer Agent, the Distributor or any authorized broker-dealer.

    The Distributor and any authorized broker-dealer have appointed the Transfer Agent to act as their agent in connection with the application of proceeds of any redemption of Fund shares to the purchase of shares of any other Morgan Stanley Dean Witter Fund and the general administration of the exchange privilege. No commission or discounts will be paid to the Distributor or any authorized broker-dealer for any transaction pursuant to the exchange privilege.

    TRANSFERS OF SHARES. In the event a shareholder requests a transfer of Fund shares to a new registration, the shares will be transferred without sales charge at the time of transfer. With regard to the status of shares which are either subject to the CDSC or free of such charge (and with regard to the length of time shares subject to the charge have been held), any transfer involving less than all of the shares in an account will be made on a pro rata basis (that is, by transferring shares in the same proportion that the transferred shares bear to the total shares in the account immediately prior to the transfer). The transferred shares will continue to be subject to any applicable CDSC as if they had not been so transferred.

B. OFFERING PRICE

    The Fund's Class B, Class C and Class D shares are offered at net asset value per share and the Class A shares are offered at net asset value per share plus any applicable FSC which is distributed among the Fund's Distributor, Dean Witter Reynolds and other authorized dealers as described in Section "V. Investment Management and Other Services--E Rule 12b-1 Plan."

    The price of the Fund, called "net asset value," is based on the value of the Fund's portfolio securities.

    Portfolio securities (other than short-term debt securities and futures and options) are valued for the Fund by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the portfolio securities for the Fund it uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities for the Fund are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available to the Fund for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service, using the procedures outlined above and subject to periodic review, are more likely to approximate the fair value of such securities. The Investment Manager will periodically review and evaluate the procedures, methods and quality of services provided by the pricing service then being used by the Fund and may, from time to time, recommend to the Trustees the use of other pricing services or discontinuance of the use of any pricing service in whole or part. The Trustees may determine to approve such recommendation or take other provisions for pricing of the portfolio securities for the Fund.

    Short-term taxable debt securities with remaining maturities of 60 days or less at time of purchase are valued at amortized cost, unless the Trustees determine such does not reflect the securities' market value, in which case these securities will be valued at their fair value as determined by the Trustees. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark to market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Trustees determine such does not reflect the securities' fair value, in which case these securities will be valued at their fair market value as determined by the Trustees. Listed options on debt securities are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case, they will be valued at the mean between their closing bid and asked prices. Unlisted options on debt securities are valued at the mean between their latest bid and asked price. Futures are valued at the latest sale price on the commodities exchange on which they trade unless the Trustees determines that such price does not reflect their fair value, in which case they will be valued at their fair market value as determined by the Trustees. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees.

IX. TAXATION OF THE FUND AND SHAREHOLDERS
--------------------------------------------------------------------------------

    The Fund generally will make three basic types of distributions: tax exempt dividends, ordinary dividends and long-term capital gain distributions. These types of distributions are reported differently on a shareholder's income tax return and they are also subject to different rates of tax. The tax treatment of the investment activities of the Fund will affect the amount and timing and character of the distributions made by the Fund. Shareholders are urged to consult their own tax professionals regarding specific questions as to federal, state or local taxes.

    INVESTMENT COMPANY TAXATION. The Fund intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986. As such, the Fund will not be subject to federal income tax on its net investment income and capital gains, if any, to the extent that it distributes such income and capital gains to its shareholders.

    All or a portion of any gain from tax-exempt obligations purchased at a market discount may be treated as ordinary income rather than capital gain.


    The Fund generally intends to distribute sufficient income and gains so that the Fund will not pay corporate income tax on its earnings. The Fund also generally intends to distribute to its shareholders in each calendar year a sufficient amount of ordinary income and capital gains to avoid the imposition of a 4% excise tax. However, the Fund may instead determine to retain all or part of any ordinary income or capital gains in any year for reinvestment. In such event, the Fund will pay federal income tax (and possibly excise tax) on such retained income or gains.



    Gains or losses on sales of securities by the Fund will be long-term capital gains or losses if the securities have a tax holding period of more than one year. Gains or losses on the sale of securities with a tax holding period of one year or less will be short-term gains or losses.



    In computing net investment income, the Fund will amortize any premiums and original issue discounts on securities owned, if applicable. Capital gains or losses realized upon sale or maturity of such securities will be based on their amortized cost.


    From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities. Similar proposals may be introduced in the future. If such a proposal were enacted, the availability of municipal securities for investment by the Fund could be affected. In that event, the Fund would re-evaluate its investment objective and policies.


    TAXATION OF DIVIDENDS AND DISTRIBUTIONS. The Fund intends to qualify to pay "exempt-interest dividends" to its shareholders by maintaining, as of the close of each quarter end of its taxable years, at least 50% of the value of its assets in tax-exempt securities. An obligation shall be considered a tax-exempt security only if, in the opinion of bond counsel, the interest payable thereon is exempt from federal and California income tax. An exempt-interest dividend is that part of the dividend distributions made by the Fund which consists of interest received by the Fund on tax-exempt securities upon which the shareholder incurs no federal income taxes. Exempt-interest dividends are included, however, in determining what portion, if any, of a person's Social Security benefits are subject to federal income tax. If a shareholder of the Fund receives exempt-interest dividends with respect to any share and if such share is held by the shareholder for six months or less, then any loss on the sale or exchange of such share may, to the extent of such exempt-interest dividends, be disallowed.


    The Fund intends to invest a portion of its assets in certain "private activity bonds". As a result, a portion of the exempt-interest dividends paid by the Fund will be an item of tax preference to shareholders subject to the alternative minimum tax. Certain corporations which are subject to the alternative minimum tax may also have to include exempt-interest dividends in calculating their alternative minimum taxable income in situations where the "adjusted current earnings" of the corporation exceeds its alternative minimum taxable income.

    Shareholders will be subject to federal income tax on dividends paid from interest income derived from taxable securities and on distributions of net short-term capital gains. Such dividends and distributions are taxable to the shareholder as ordinary dividend income regardless of whether the shareholder receives such distributions in additional shares or in cash. Distributions of long-term capital gains, if any, are taxable as long-term capital gains, regardless of how long the shareholder has held the Fund shares and regardless of whether the distribution is received in additional shares or in cash. Since the income of the Fund is expected to be derived entirely from interest rather than dividends, it is anticipated that no portion of such dividend distributions will be eligible for the federal dividends received deduction available to corporations.

    Shareholders are generally taxed on any ordinary dividend or capital gain distributions from the Fund in the year they are actually distributed. However, if any such dividends or distributions are declared in October, November or December and paid in January then such amounts will be treated for tax purposes as received by the shareholders on December 31, to shareholders of record of such month.

    Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of United States tax on distributions made by the Fund of any taxable interest income and short term capital gains.

    After the end of each calendar year, shareholders will be sent full information on their dividends and capital gain distributions for tax purposes, including the portion taxable as ordinary income, the portion taxable as long-term capital gains and the percentage of any distributions which constitute an item of tax preference for purposes of the alternative minimum tax.

    PURCHASES AND REDEMPTIONS AND EXCHANGES OF FUND SHARES. Any dividend or capital gains distribution received by a shareholder from the Fund will have the effect of reducing the net asset value of the shareholder's stock in the Fund by the exact amount of the dividend or capital gains distribution. Furthermore, capital gains distributions and some portion of the dividends may be subject to federal income taxes. If the net asset value of the shares should be reduced below a shareholder's cost as a result of the payment of dividends or the distribution of realized long-term capital gains, such payment or distribution would be in part a return of the shareholder's investment but nonetheless would be taxable to the shareholder. Therefore, an investor should consider the tax implications of purchasing shares of the Fund immediately prior to a distribution record date.


    In general, a sale of shares results in capital gain or loss, and for individual shareholders, is taxable at a federal rate dependent upon the length of time the shares were held. A redemption of a shareholder's Fund shares is normally treated as a sale for tax purposes. Shares of the Fund held for a period of one year or less will, for tax purposes, generally result in short-term gains or losses and those held for more than one year generally result in long-term gain or loss. Under current law, the maximum tax rate on long-term capital gains realized by non-corporate shareholders is 20%. Any loss realized by shareholders upon a sale or redemption of shares within six months of the date of their purchase will be treated as a long-term capital loss to the extent of any distributions of net long-term capital gains with respect to such shares during the six-month period.


    Gain or loss on the sale or redemption of shares in the Fund is measured by the difference between the amount received and the tax basis of the shares. Shareholders should keep records of investments made (including shares acquired through reinvestment of dividends and distributions) so they can compute the tax basis of their shares. Under certain circumstances a shareholder may compute and use an average cost basis in determining the gain or loss on the sale or redemption of shares.

    Exchanges of shares in the Fund for shares of other Morgan Stanley Dean Witter Funds, are also subject to similar tax treatment. Such an exchange is treated for tax purposes as a sale of the original shares in the Fund, followed by the purchase of shares in the Fund.

    If a shareholder realizes a loss on the redemption or exchange of a shares in the Fund and reinvests in shares of the Fund within 30 days before or after the redemption or exchange, the transactions may be subject to the "wash sale" rules, resulting in a postponement of the recognition of such loss for tax purposes.


    Interest on indebtedness incurred by shareholders to purchase or carry shares of the Fund is not deductible. Furthermore, entities or persons who are "substantial users" (or related persons) of facilities financed by industrial development bonds should consult their tax advisers before purchasing shares of the Fund. "Substantial user" is defined generally by Treasury Regulation Section 1.103-11(b) as including a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of industrial development bonds.


    THE STATE OF CALIFORNIA--SPECIAL TAX CONSIDERATIONS. In any year in which the Fund qualifies as a regulated investment company under the Internal Revenue Code as in effect on January 1, 1998, and is exempt from federal income tax,
(i) the Fund will also be exempt from the California corporate income and franchise taxes to the extent it distributes its income and (ii), provided 50% or more of the value of the total assets of the Fund at the close of each quarter of its taxable year consists of obligations the interest on which (when held by an individual) is exempt from personal income taxation under California law, the Fund will be qualified under California law to pay "exempt-interest" dividends which will be exempt from the California personal income tax.

    The portion of dividends constituting exempt-interest dividends is that portion derived from interest on obligations which pay interest excludable from California personal income under California law. The total amount of California exempt-interest dividends paid by the Fund to all of its shareholders with respect to any taxable year cannot exceed the amount of interest received by the Fund during such year on such obligations less any expenses and expenditures (including dividends paid to corporate shareholders) deemed to have been paid from such interest. Any dividends paid to corporate shareholders subject to the California franchise tax will be taxed as ordinary dividends to such shareholders.

    Individual shareholders of the Fund who reside in California will not be subject to California personal income tax on distributions received from the Fund to the extent such distributions are attributable to interest received by the Fund during its taxable year on obligations, the interest on which (when held by an individual) is exempt from taxation under California law.


    Because, unlike Federal law, California law does not impose personal income tax on an individual's Social Security benefits, the receipt of California exempt-interest dividends will have no effect on an individual's California personal income tax.


    Individual shareholders will normally be subject to federal and California personal income tax on dividends paid from interest income derived from taxable securities and distributions of net capital gains. In addition, distributions other than exempt-interest dividends to such shareholders are includable in income subject to the California alternative minimum tax. For federal income tax and California personal income tax purposes, distributions of long-term capital gains, if any, are taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held shares of the Fund and regardless of whether the distribution is received in additional shares or in cash. The maximum federal capital gains rate for individuals is 20% with respect to capital assets held more than 12 months. The maximum capital gains rate for corporate shareholders is the same as the maximum tax rate for ordinary income. In addition, unlike federal law, the shareholders of the Fund will not be subject to tax, or receive a credit for tax paid by the Fund, on undistributed capital gains, if any.

    Interest on indebtedness incurred by shareholders or related parties to purchase or carry shares of an investment company paying exempt-interest dividends, such as the Fund, generally will not be deductible by the investor for federal or state personal income tax purposes. In addition, as a result of California's incorporation of certain provisions of the Code, a loss realized by a shareholder upon the sale of shares held for six months or less may be disallowed to the extent of any exempt-interest dividends received with respect to such shares. Moreover, any loss realized upon the redemption of shares within six months from the date of purchase of such shares and following receipt of a long-term capital gains distribution will be treated as long-term capital loss to the extent of such long-term capital gains distribution. Finally, any loss realized upon the redemption of shares within 30 days before or after the acquisition of other shares of the Fund may be disallowed under the "wash sale" rules.

    Distributions from investment income and long-term and short-term capital gains will not be excludable from taxable income in determining the California corporate franchise tax for corporate shareholders. Such distributions may also be includable in income subject to the alternative minimum tax. In addition, distributions from investment income and long-term and short-term capital gains may be subject to state taxes in states other than California, and to local taxes.

X. UNDERWRITERS
--------------------------------------------------------------------------------

    The Fund's shares are offered to the public on a continuous basis. The Distributor, as the principal underwriter of the shares, has certain obligations under the Distribution Agreement concerning the distribution of the shares. These obligations and the compensation the Distributor receives are described above in the sections titled "Principal Underwriter" and "Rule 12b-1 Plans."

XI. CALCULATION OF PERFORMANCE DATA
--------------------------------------------------------------------------------


    From time to time, the Fund may quote its "yield" and/or "total return" in advertisements and sales literature. These figures are computed separately for Class A, Class B, Class C and Class D shares. Yield is calculated for any 30-day period as follows: the amount of interest income for each security in the Fund's portfolio is determined in accordance with regulatory requirements; the total for the entire portfolio constitutes the Fund's gross income for the period. Expenses accrued during the period are subtracted to arrive at "net investment income" of each Class. The resulting amount is divided by the product of the maximum offering price per share on the last day of the period multiplied by the average number of shares of the applicable Class outstanding during the period that were entitled to dividends. This amount is added to 1 and raised to the sixth power. 1 is then subtracted from the result and the difference is multiplied by 2 to arrive at the annualized yield. The yields for the 30-day period ended December 31, 1999, calculated pursuant to the formula described above, were 4.44%, 4.13%, 4.13% and 4.89% for Class A, Class B, Class C and Class D, respectively.



    The Fund may also quote a "tax-equivalent yield" determined by dividing the tax-exempt portion of the quoted yield by 1 minus the stated income tax rate and adding the result to the portion of the yield that is not tax-exempt. The tax-equivalent yields, based upon a combined Federal and California personal income tax bracket of 45.22% (the highest current individual marginal tax rate), for the 30-day period ending December 31, 1999, were 8.11%, 7.54%, 7.54%, and 8.93% for Class A, Class B, Class C and Class D, respectively, based upon the yields quoted above.

    These figures are computed separately for Class A, Class B, Class C and Class D shares. The Fund's "average annual total return" represents an annualization of the Fund's total return over a particular period and is computed by finding the annual percentage rate which will result in the ending redeemable value of a hypothetical $1,000 investment made at the beginning of a one, five or ten year period, or for the period from the date of commencement of operations, if shorter than any of the foregoing. The ending redeemable value is reduced by any contingent deferred sales charge ("CDSC") at the end of the one, five, ten year or other period. For the purpose of this calculation, it is assumed that all dividends and distributions are reinvested. The formula for computing the average annual total return involves a percentage obtained by dividing the ending redeemable value by the amount of the initial investment (which in the case of Class A shares is reduced by the Class A initial sales charge), taking a root of the quotient (where the root is equivalent to the number of years in the period) and subtracting 1 from the result. The average annual total returns for Class B for the one year, five year and ten year periods ended December 31, 1999 were -8.57%, 4.94% and 5.41%, respectively. The average annual total returns of Class A for the fiscal year ended December 31, 1999 and for the period July 28, 1997 (inception of the Class) through December 31, 1999 were -8.00% and -0.08%, respectively. The average annual total returns of Class C for the fiscal year ended December 31, 1999 and for the period July 28, 1997 (inception of the Class) through December 31, 1999 were -5.33% and 1.39%, respectively. The average annual total returns of Class D for the fiscal year ended December 31, 1999 and for the period July 28, 1997 (inception of the Class) through December 31, 1999 were -3.63% and 2.10%, respectively.



    In addition, the Fund may advertise its total return for each Class over different periods of time by means of aggregate, average, year-by-year or other types of total return figures. These calculations may or may not reflect the imposition of the maximum front-end sales charge for Class A or the deduction of the CDSC for each of Class B and Class C which, if reflected, would reduce the performance quoted. For example, the average annual total return of the Fund may be calculated in the manner described above, but without deduction for any applicable sales charge. Based on this calculation, the average annual total returns of Class B for the one year, five year and ten year periods ended December 31, 1999, were -3.99%, 5.27% and 5.41%, respectively. The average annual total returns of Class A for the fiscal year ended December 31, 1999 and for the period July 28, 1997 through December 31, 1999 were -3.91% and 1.72%, respectively. The average annual total returns of Class C for the fiscal year ended December 31, 1999 and for the period July 28, 1997 through December 31, 1999 were -4.41% and 1.39%, respectively. The average annual total returns of Class D for the fiscal year ended December 31, 1999 and for the period July 28, 1997 through December 31, 1999 were -3.63% and 2.10%, respectively.



    In addition, the Fund may compute its aggregate total return for each Class for specified periods by determining the aggregate percentage rate which will result in the ending value of a hypothetical $1,000 investment made at the beginning of the period. For the purpose of this calculation, it is assumed that all dividends and distributions are reinvested. The formula for computing aggregate total return involves a percentage obtained by dividing the ending value (without reduction for any sales charge) by the initial $1,000 investment and subtracting 1 from the result. Based on the foregoing calculation, the total returns for Class B for the one year, five year and ten year periods ended December 31, 1999, were -3.99%, 29.26% and 69.37%, respectively. The total returns of Class A for the fiscal year ended December 31, 1999 and for the period July 28, 1997 through December 31, 1999 were -3.91% and 4.23%, respectively. The total returns of Class C for the fiscal year ended
December 31, 1999 and for the period July 28, 1997 through December 31, 1999 were -4.41% and 3.39%, respectively. The total returns of Class D for the fiscal year ended December 31, 1999 and for the period July 28, 1997 through December 31, 1999 were -3.63% and 5.17%, respectively.



    The Fund may also advertise the growth of hypothetical investments of $10,000, $50,000 and $100,000 in each Class of shares of the Fund by adding 1 to the Fund's aggregate total return to date (expressed as a decimal and without taking into account the effect of any applicable CDSC) and multiplying by $9,575, $48,250 and $97,250 in the case of Class A (investments of $10,000, $50,000 and $100,000 adjusted for the initial sales charge) or by $10,000, $50,000 and $100,000 in the case of each of Class B, Class C and Class D, as the case may be. Investments of $10,000, $50,000 and $100,000 in each Class at inception of the Class would have grown (declined) to the following amounts at December 31, 1999:



                                                                   INVESTMENT AT INCEPTION OF:
                                                     INCEPTION   --------------------------------
CLASS                                                  DATE:     $10,000     $50,000    $100,000
-----                                                ---------   --------   ---------   ---------
Class A............................................   7/28/97    $ 9,980    $ 50,291    $101,364
Class B............................................   7/11/84     30,306     151,530     303,060
Class C............................................   7/28/97     10,339      51,695     103,390
Class D............................................   7/28/97     10,517      52,585     105,170



    The Fund from time to time may also advertise its performance relative to certain performance rankings and indexes compiled by recognized organizations.


XII. FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


    EXPERTS. The financial statements of the Fund for the fiscal year ended December 31, 1999 included in this STATEMENT OF ADDITIONAL INFORMATION and incorporated by reference in the PROSPECTUS are included herein in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


                                   * * * * *


    This STATEMENT OF ADDITIONAL INFORMATION and the PROSPECTUS do not contain all of the information set forth in the REGISTRATION STATEMENT the Fund has filed with the SEC. The complete REGISTRATION STATEMENT may be obtained from the SEC.

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999

PRINCIPAL
AMOUNT IN                                                                             COUPON     MATURITY
THOUSANDS                                                                              RATE        DATE       VALUE
-----------------------------------------------------------------------------------------------------------------------
            CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS (92.8%)
            GENERAL OBLIGATION (7.1%)
            California,
 $  5,000     Ser 1990............................................................   7.00 %      08/01/07  $  5,623,750
    5,000     Ser 1990............................................................   7.00        08/01/08     5,656,400
    2,000     Veterans Ser AT.....................................................   9.50        02/01/10     2,674,660
    2,400     Veterans Ser BH (AMT) (FSA).........................................   5.40        12/01/16     2,260,296
   10,000     Various Purpose 04/01/93 (FSA)......................................   5.50        04/01/19     9,542,400
   10,000     Ser 1996 (AMBAC)....................................................   5.25        06/01/21     9,090,700
    3,000     Veterans Ser BD, BE & BF (AMT) (AMBAC)..............................   6.375       02/01/27     3,000,300
   10,000   Los Angeles Unified School District, 1997 Ser B (FGIC)................   5.00        07/01/23     8,658,400
    2,000   Santa Margarita/Dana Point Authority, Impr Dists #3, 3A, 4 & 4A
              1994 Ser B Refg (MBIA)..............................................   5.75        08/01/20     1,959,740
    8,500   Puerto Rico, Public Improvement Ser 1999..............................   4.75        07/01/23     6,877,775
                                                                                                           ------------
 --------
                                                                                                             55,344,421
   57,900
                                                                                                           ------------
 --------
            EDUCATIONAL FACILITIES REVENUE (3.2%)
            California Educational Facilities Authority,
    6,000     University of San Diego Ser 1998 (AMBAC)............................   5.00        10/01/22     5,213,160
    4,000     University of Southern California 1997 Ser C........................   5.125       10/01/28     3,464,720
            California Statewide Communities Development Authority,
    3,400     Gemological Institute of America COPs (Connie Lee)..................   6.00        05/01/20     3,412,070
    4,100     Gemological Institute of America COPs (Connie Lee)..................   6.00        05/01/25     4,101,722
   10,000   University of California, Multiple Purpose Refg Ser 1993 C (AMBAC)....   5.125       09/01/18     9,066,200
                                                                                                           ------------
 --------
                                                                                                             25,257,872
   27,500
                                                                                                           ------------
 --------
            ELECTRIC REVENUE (9.3%)
   13,000   Los Angeles Department of Water & Power, Second Issue of 1993
              (Secondary AMBAC)...................................................   5.40        11/15/13    12,948,910
    5,000   Northern California Power Agency, Hydro #1 1993 Refg Ser A (MBIA).....   5.50        07/01/16     4,852,400
            Sacramento Municipal Utility District,
    5,700     Refg 1994 Ser H (MBIA)..............................................   5.75        01/01/11     5,848,029
   26,000     Refg 1992 Ser A (FGIC)..............................................   6.30        08/15/18    26,751,920
            Southern California Public Power Authority,
    7,000     Mead-Adelanto 1994 Ser A (AMBAC)....................................   5.15        07/01/15     6,593,440
    1,750     Transmission Refg Ser 1988 (FGIC)...................................   0.00        07/01/06     1,262,257
    5,000   Turlock Irrigation District, Refg 1998 Ser A (MBIA)...................   5.00        01/01/26     4,293,200
            Puerto Rico Electric Power Authority,
    9,000     Power Ser O.........................................................   5.00        07/01/12     8,496,000
    2,000     Power Ser X.........................................................   5.50        07/01/25     1,828,940
                                                                                                           ------------
 --------
                                                                                                             72,875,096
   74,450
                                                                                                           ------------
 --------
            HOSPITAL REVENUE (4.8%)
   10,000   Antelope Valley Healthcare District, Refg Ser 1997 A (FSA)............   5.20        01/01/20     9,015,200
    3,500   California Health Facilities Financing Authority, Sutter/CHS
              Ser 1996 A (MBIA)...................................................   5.875       08/15/16     3,500,910
   10,000   Duarte, City of Hope National Medical Center Ser 1999 A COPs..........   5.25        04/01/19     8,306,600

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

PRINCIPAL
AMOUNT IN                                                                             COUPON     MATURITY
THOUSANDS                                                                              RATE        DATE       VALUE
-----------------------------------------------------------------------------------------------------------------------
 $  7,500   Madera County, Valley Children's Hospital Ser 1995 COPs (MBIA)........   6.50 %      03/15/15  $  8,208,300
    4,000   Rancho Mirage Joint Powers Financing Authority, Eisenhower Medical
              Center Ser 1997 A COPs (MBIA).......................................   5.25        07/01/17     3,698,080
    5,000   University of California, UCLA Medical Center Refg Ser 1994 (MBIA)....   5.50        12/01/14     4,914,950
                                                                                                           ------------
 --------
                                                                                                             37,644,040
   40,000
                                                                                                           ------------
 --------
            INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE (2.3%)
            California Pollution Control Financing Authority,
    5,000     Atlantic Richfield Co Ser 1996 A....................................   5.00        04/01/08     4,928,250
    3,000     San Diego Gas and Electric Co 1996 Ser A............................   5.90        06/01/14     3,070,140
   10,000     Southern California Edison Co 1992 Ser B (AMT)......................   6.40        12/01/24     9,964,700
                                                                                                           ------------
 --------
                                                                                                             17,963,090
   18,000
                                                                                                           ------------
 --------
            MORTGAGE REVENUE - SINGLE FAMILY (4.9%)
            California Housing Finance Agency,
    9,000     Home 1995 Ser J (AMBAC).............................................   6.00        08/01/17     9,026,550
    6,300     Home 1995 Ser M (AMT) (MBIA)........................................   6.15        08/01/27     6,192,837
    8,215     Home 1995 Ser K (AMT) (AMBAC).......................................   6.25        08/01/27     8,150,430
    2,930     Home 1991 Ser G (AMT)...............................................   7.05        08/01/27     2,996,482
    6,900     Purchase 1995 Ser B-2 (AMT).........................................   6.30        08/01/24     6,921,804
            California Rural Home Financing Authority,
    2,015     Home 1997 Ser D-CL 5 (AMT)..........................................   6.70        05/01/29     2,103,539
    1,915     Home 1998 Ser A (AMT)...............................................   6.35        12/01/29     1,932,867
            Puerto Rico Housing Finance Corporation,
      175     Portfolio One GNMA-Backed Ser B.....................................   7.65        10/15/22       180,061
      665     Portfolio One GNMA-Backed Ser C.....................................   6.85        10/15/23       692,910
                                                                                                           ------------
 --------
                                                                                                             38,197,480
   38,115
                                                                                                           ------------
 --------
            PUBLIC FACILITIES REVENUE (4.7%)
    4,000   Anaheim Public Financing Authority, Sub 1997 Ser C (FSA)..............   6.00        09/01/16     4,158,320
   10,000   Beverly Hills Public Financing Authority, 1993 Refg Ser A (MBIA)......   5.65        06/01/15     9,898,100
    5,000   California Public Works Board, Department of Corrections 1998 Ser B
              (MBIA) .............................................................   5.00        09/01/21     4,370,350
    9,500   Los Angeles County, Public Properties Refg of 1987 COPs...............   0.00        04/01/04     7,487,615
   10,000   San Jose Financing Authority, Convention Center Refg 1993 Ser C.......   6.375       09/01/13    10,434,500
                                                                                                           ------------
 --------
                                                                                                             36,348,885
   38,500
                                                                                                           ------------
 --------
            TAX ALLOCATION REVENUE (6.9%)
            Garden Grove Community Redevelopment Agency,
    5,000     Refg Issue of 1993..................................................   5.70        10/01/13     4,892,400
    6,000     Refg Issue of 1993..................................................   5.875       10/01/23     5,582,880
   25,500   Long Beach Financing Authority, Ser 1992 (AMBAC)......................   6.00        11/01/17    26,202,780
    8,830   Pleasanton Joint Powers Financing Authority, Reassessment 1993
              Ser A...............................................................   6.15        09/02/12     8,929,956
   10,000   San Jose Redevelopment Agency, Ser 1999 (AMBAC).......................   4.75        08/01/23     8,257,900
                                                                                                           ------------
 --------
                                                                                                             53,865,916
   55,330
                                                                                                           ------------
 --------
            TRANSPORTATION FACILITIES REVENUE (19.9%)
   10,000   Alameda Corridor Transportation Authority, Sr Lien Ser 1999 A
              (MBIA)..............................................................   5.25        10/01/21     9,083,300
   14,000   Foothill/Eastern Transportation Corridor Agency, Toll Road
              Ser 1999............................................................   0.00        01/15/23     7,230,440

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

PRINCIPAL
AMOUNT IN                                                                             COUPON     MATURITY
THOUSANDS                                                                              RATE        DATE       VALUE
-----------------------------------------------------------------------------------------------------------------------
            Long Beach,
 $  5,000     Harbor Refg Ser 1998 A (AMT) (FGIC).................................   6.00 %      05/15/17  $  5,135,800
    9,000     Harbor Refg Ser 1998 A (AMT) (FGIC).................................   6.00        05/15/18     9,190,800
    3,000     Harbor Refg Ser 1998 A (AMT) (FGIC).................................   6.00        05/15/19     3,044,520
   15,000     Harbor Ser 1995 (AMT) (MBIA)........................................   5.25        05/15/25    13,136,850
   10,000   Los Angeles, Department of Airports Refg 1995 Ser A (FGIC)............   5.50        05/15/09    10,184,800
   20,000   Los Angeles County Transportation Commission, Sales Tax Ser 1991 B....   6.50        07/01/13    20,899,000
    5,000   Orange County, Airport Refg Ser 1997 (AMT) (MBIA).....................   5.50        07/01/11     5,047,900
   20,000   San Diego County Regional Transportation Commission, Sales Tax
              1994 Ser A (FGIC)...................................................   4.75        04/01/08    19,670,600
            San Francisco Airports Commission, San Francisco Int'l Airport
    4,055     Second Ser Refg Issue 4 (MBIA)......................................   6.00        05/01/20     4,071,098
   10,000     Second Ser Issue 15 B (MBIA)........................................   4.50        05/01/25     7,862,500
            San Francisco Bay Area Rapid Transit District, Sales Tax
    5,000     Ser 1995 (FGIC).....................................................   5.50        07/01/15     4,933,350
    2,305     Ser 1995 (FGIC).....................................................   5.50        07/01/20     2,180,461
   10,000     Ser 1998 (AMBAC)....................................................   4.75        07/01/23     8,261,100
            San Joaquin Hills Transportation Corridor Agency, Toll Road
   10,000     Refg Ser 1997 A (MBIA)..............................................   0.00        01/15/31     1,466,700
   10,000     Refg Ser 1997 A (MBIA)..............................................   5.25        01/15/30     8,835,500
   10,000     Senior Lien.........................................................   5.00        01/01/33     8,040,100
   10,000   Puerto Rico Highway & Transportation Authority, Ser 1998 A............   4.75        07/01/38     7,684,300
                                                                                                           ------------
 --------
                                                                                                            155,959,119
  182,360
                                                                                                           ------------
 --------
            WATER & SEWER REVENUE (16.4%)
            California Department of Water Resources, Central Valley
    6,870     Ser J-2.............................................................   6.125       12/01/13     7,042,918
   10,000     Ser U...............................................................   5.00        12/01/29     8,470,900
    8,000   Castaic Lake Water Agency, Refg Ser 1994 A COPs (MBIA)................   6.00        08/01/18     8,064,320
    6,000   Central Coast Water Authority, Refg Ser 1996 A (AMBAC)................   5.00        10/01/16     5,453,580
   10,000   Contra Costa Water District, Ser G (MBIA).............................   5.50        10/01/19     9,547,300
            East Bay Municipal Utility District,
   11,000     Water Refg Ser 1992.................................................   6.00        06/01/20    11,020,460
    5,000     Water Ser 1998 (MBIA)...............................................   4.75        06/01/34     3,961,000
   10,000   Eastern Municipal Water District, Water & Sewer Refg Ser 1998 A COPs
              (FGIC)..............................................................   4.75        07/01/23     8,239,700
   15,000   Los Angeles County Sanitation Districts Financing Authority, 1993
              Ser A...............................................................   5.375       10/01/13    14,862,150
   15,000   Metropolitan Water District of Southern California, Waterworks 1997
              Ser A...............................................................   5.00        07/01/26    12,862,950
   10,000   San Diego, Water 1998 Ser (FGIC)......................................   4.75        08/01/28     8,094,100

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

PRINCIPAL
AMOUNT IN                                                                             COUPON     MATURITY
THOUSANDS                                                                              RATE        DATE       VALUE
-----------------------------------------------------------------------------------------------------------------------
            San Diego Public Facilities Financing Authority,
 $ 10,000     Sewer 1993 Ser A....................................................   5.25 %      05/15/20  $  9,080,500
    7,000     Sewer Ser 1995 (FGIC)...............................................   5.00        05/15/25     6,012,020
            San Francisco Public Utilities Commission,
    5,750     Water 1992 Refg Ser A...............................................   6.00        11/01/15     5,799,967
   10,870     Water 1996 Ser A....................................................   5.00        11/01/21     9,448,639
                                                                                                           ------------
 --------
                                                                                                            127,960,504
  140,490
                                                                                                           ------------
 --------
            OTHER REVENUE (0.2%)
    1,820   Orange County Community Facilities District #86-2, Rancho Santa
              Margarita
              Ser A of 1990.......................................................   7.65        08/15/17     1,862,097
                                                                                                           ------------
 --------
            REFUNDED (13.1%)
   20,000   Desert Hospital District, Desert Hospital Corp Ser 1992 COPs (FSA)....   6.392       07/01/02+   21,234,200
            Foothill/Eastern Transportation Corridor Agency, Toll Road Sr Lien
    4,000     Ser 1995 A..........................................................   0.00        01/01/10+    3,392,200
   15,000     Ser 1995 A..........................................................   6.00        01/01/07+   16,059,450
            Los Angeles Convention & Exhibition Center Authority,
   10,000     Ser 1985 COPs.......................................................   9.00        12/01/05+   12,198,000
   14,000     Ser 1985 COPs.......................................................   9.00        12/01/05+   17,077,200
    5,400   Los Angeles County, 1991 Master Refg COPs.............................   6.708       05/01/01+    5,661,468
    8,000   San Diego County Water Authority, Ser 1991-B COPs (MBIA)..............   6.30        04/27/06+    8,743,760
            Southern California Public Power Authority,
    5,000     Palo Verde Ser A (AMBAC) (ETM)......................................   5.00        07/01/15     4,604,250
    5,250     Transmission Refg Ser 1988 A (FGIC) (ETM)...........................   0.00        07/01/06     3,808,455
    9,000   Puerto Rico Electric Power Authority, Power Ser X.....................   6.125       07/01/05+    9,763,830
                                                                                                           ------------
 --------
                                                                                                            102,542,813
   95,650
                                                                                                           ------------
 --------
  770,115   TOTAL CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS (IDENTIFIED COST $732,207,328)...................   725,821,333
                                                                                                           ------------
 --------

            SHORT-TERM CALIFORNIA TAX-EXEMPT MUNICIPAL OBLIGATIONS (6.1%)
   13,000   California Health Facilities Financing Authority, Adventist Health
              West 1998 Ser B (MBIA) (Demand 01/03/00)............................   4.25*       09/01/28    13,000,000
   14,000   California Pollution Control Financing Authority, Pacific Gas &
              Electric Co Ser 1996 D (Demand 01/03/00)............................   4.40*       11/01/26    14,000,000
    3,500   California Statewide Communities Development Authority, John Muir/
              Mt Diablo Health COPs (AMBAC) (Demand 01/03/00).....................   4.25*       08/15/27     3,500,000

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

PRINCIPAL
AMOUNT IN                                                                             COUPON     MATURITY
THOUSANDS                                                                              RATE        DATE       VALUE
-----------------------------------------------------------------------------------------------------------------------
 $ 17,000   Newport Beach, Hoag Memorial Hospital/Presbyterian Ser 1992
              (Demand 01/03/00)...................................................   4.40*%      10/01/22  $ 17,000,000
                                                                                                           ------------
 --------

   47,500   TOTAL SHORT-TERM CALIFORNIA TAX-EXEMPT MUNICIPAL OBLIGATIONS
----------  (IDENTIFIED COST $47,500,000)................................................................
                                                                                                             47,500,000
                                                                                                           ------------



$817,615    TOTAL INVESTMENTS (IDENTIFIED COST $779,707,328) (a)......................................... 98.9%    773,321,333
--------
--------

            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES.............................................    1.1       8,600,291
                                                                                                         -----   -------------

            NET ASSETS.................................................................................  100.0%  $ 781,921,624
                                                                                                         -----   -------------
                                                                                                         -----   -------------

---------------------

   AMT      Alternative Minimum Tax.
   COPs     Certificates of Participation.
   ETM      Escrowed to maturity.
    +       Prerefunded to call date shown.
    *       Current coupon of variable rate demand obligation.
   (a)      The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $22,689,340 and the aggregate gross unrealized depreciation is $29,075,335, resulting in net unrealized depreciation of $6,385,995.

BOND INSURANCE:
  AMBAC     AMBAC Assurance Corporation.
Connie Lee  Connie Lee Insurance Company - A wholly owned subsidiary of AMBAC
            Assurance Corporation.
   FGIC     Financial Guaranty Insurance Company.
   FSA      Financial Security Assurance Inc.
   MBIA     Municipal Bond Investors Assurance Corporation.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999

ASSETS:
Investments in securities, at value
  (identified cost $779,707,328)............................    $773,321,333
Cash........................................................         197,826
Receivable for:
    Interest................................................      11,351,714
    Investments sold........................................          61,148
    Shares of beneficial interest sold......................          33,311
Prepaid expenses and other assets...........................          28,688
                                                                ------------
     TOTAL ASSETS...........................................     784,994,020
                                                                ------------
LIABILITIES:
Payable for:
    Dividends and distributions to shareholders.............       1,813,265
    Plan of distribution fee................................         499,241
    Investment management fee...............................         362,927
    Shares of beneficial interest repurchased...............         288,364
Accrued expenses and other payables.........................         108,599
                                                                ------------
     TOTAL LIABILITIES......................................       3,072,396
                                                                ------------
     NET ASSETS.............................................    $781,921,624
                                                                ============
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................    $789,862,172
Net unrealized depreciation.................................      (6,385,995)
Accumulated net realized loss...............................      (1,554,553)
                                                                ------------
     NET ASSETS.............................................    $781,921,624
                                                                ============
CLASS A SHARES:
Net Assets..................................................      $6,252,598
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...         535,720
     NET ASSET VALUE PER SHARE..............................          $11.67
                                                                ============

     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 4.44% OF NET ASSET VALUE)......          $12.19
                                                                ============
CLASS B SHARES:
Net Assets..................................................    $761,548,098
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...      64,904,124
     NET ASSET VALUE PER SHARE..............................          $11.73
                                                                ============
CLASS C SHARES:
Net Assets..................................................     $13,099,494
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...       1,116,289
     NET ASSET VALUE PER SHARE..............................          $11.73
                                                                ============
CLASS D SHARES:
Net Assets..................................................      $1,021,434
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...          87,245
     NET ASSET VALUE PER SHARE..............................          $11.71
                                                                ============


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999

NET INVESTMENT INCOME:

INTEREST INCOME.............................................    $ 47,166,010
                                                                ------------

EXPENSES
Plan of distribution fee (Class A shares)...................          11,519
Plan of distribution fee (Class B shares)...................       6,314,572
Plan of distribution fee (Class C shares)...................          91,541
Investment management fee...................................       4,616,624
Transfer agent fees and expenses............................         219,286
Professional fees...........................................          78,760
Shareholder reports and notices.............................          70,014
Custodian fees..............................................          34,863
Trustees' fees and expenses.................................          18,620
Registration fees...........................................           7,565
Other.......................................................          22,879
                                                                ------------

     TOTAL EXPENSES.........................................      11,486,243
Less: expense offset........................................         (34,780)
Less: plan of distribution fee rebate (Class B shares)......      (3,599,718)
                                                                ------------

     NET EXPENSES...........................................       7,851,745
                                                                ------------

     NET INVESTMENT INCOME..................................      39,314,265
                                                                ------------

NET REALIZED AND UNREALIZED LOSS:
Net realized loss...........................................      (1,554,488)
Net change in unrealized appreciation.......................     (71,987,904)
                                                                ------------

     NET LOSS...............................................     (73,542,392)
                                                                ------------

NET DECREASE................................................    $(34,228,127)
                                                                ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                    FOR THE YEAR    FOR THE YEAR
                                                       ENDED           ENDED
                                                    DECEMBER 31,    DECEMBER 31,
                                                        1999            1998
---------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income...........................    $ 39,314,265    $ 40,654,874
Net realized gain (loss)........................      (1,554,488)     17,556,128
Net change in unrealized appreciation...........     (71,987,904)     (8,093,340)
                                                    ------------    ------------

     NET INCREASE (DECREASE)....................     (34,228,127)     50,117,662
                                                    ------------    ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
FROM:
Net investment income
    Class A shares..............................        (277,350)       (113,998)
    Class B shares..............................     (38,495,780)    (40,239,955)
    Class C shares..............................        (503,645)       (287,533)
    Class D shares..............................         (37,490)        (13,388)
Net realized gain
    Class A shares..............................          (8,850)        (69,921)
    Class B shares..............................      (1,176,642)    (16,702,217)
    Class C shares..............................         (18,511)       (181,009)
    Class D shares..............................          (1,125)        (10,153)
                                                    ------------    ------------

     TOTAL DIVIDENDS AND DISTRIBUTIONS..........     (40,519,393)    (57,618,174)
                                                    ------------    ------------
Net decrease from transactions in shares of
  beneficial interest...........................     (54,206,044)       (928,349)
                                                    ------------    ------------

     NET DECREASE...............................    (128,953,564)     (8,428,861)

NET ASSETS:
Beginning of period.............................     910,875,188     919,304,049
                                                    ------------    ------------

     END OF PERIOD..............................    $781,921,624    $910,875,188
                                                    ============    ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1999

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter California Tax-Free Income Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal and California income tax, consistent with the preservation of capital. The Fund was organized as a Massachusetts business trust on April 9, 1984 and commenced operations on July 11, 1984. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued for the Fund by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the Fund's portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The Fund's portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1999, CONTINUED

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.55% to the portion of daily net assets not exceeding
$500 million; 0.525% to the portion of daily net assets exceeding $500 million but not exceeding

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1999, CONTINUED

$750 million; 0.50% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.475% to the portion of daily net assets exceeding $1 billion but not exceeding $1.25 billion; and 0.45% to the portion of daily net assets in excess of $1.25 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.75% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 0.75% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc.

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1999, CONTINUED

("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess expenses as of December 31, 1999.

For the year ended December 31, 1999, the Distributor rebated a portion of the distribution fees paid by the fund on Class B shares in the amount of $3,599,718.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.75% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended December 31, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.19% and 0.75%, respectively.

The Distributor has informed the Fund that for the year ended December 31, 1999, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $714,211 and $6,349, respectively and received $26,238 in front-end sales charges from sales of the Fund's
Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended December 31, 1999 aggregated $41,251,818 and $122,863,713, respectively.

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1999, CONTINUED

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At December 31, 1999, the Fund had transfer agent fees and expenses payable of approximately $6,900.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended December 31, 1999 included in Trustees' fees and expenses in the Statement of Operations amounted to $5,902. At December 31, 1999, the Fund had an accrued pension liability of $52,766 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS

At December 31, 1999, the Fund had a net capital loss carryover of approximately $813,000 which will be available through December 31, 2007 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $741,000 during fiscal 1999.

6. SUBSEQUENT EVENT

On January 26, 2000, the Board of Trustees of the Fund and of Morgan Stanley Dean Witter Multi-State Municipal Series Trust -- California
Series ("California Series") approved a reorganization plan ("the Plan") whereby California Series would be merged into the Fund. The Plan is subject to the consent of California Series' shareholders. If approved, the assets of California Series would be combined with the assets of the Fund and shareholders of California Series would become Class D shareholders of the Fund, receiving Class D shares of the Fund equal to the value of their holdings in California Series.

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1999, CONTINUED

7. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                             FOR THE YEAR                     FOR THE YEAR
                                                                ENDED                             ENDED
                                                          DECEMBER 31, 1999                 DECEMBER 31, 1998
                                                     ----------------------------      ---------------------------
                                                       SHARES          AMOUNT            SHARES         AMOUNT
                                                     -----------   --------------      -----------   -------------
CLASS A SHARES
Sold...............................................      926,566   $   11,343,045          278,438   $   3,615,711
Reinvestment of dividends and distributions........       11,792          142,937            4,755          60,900
Redeemed...........................................     (699,644)      (8,463,085)         (77,317)     (1,003,589)
                                                     -----------   --------------      -----------   -------------
Net increase - Class A.............................      238,714        3,022,897          205,876       2,673,022
                                                     -----------   --------------      -----------   -------------
CLASS B SHARES
Sold...............................................    5,551,229       68,931,047        7,164,773      93,003,382
Reinvestment of dividends and distributions........    1,629,078       20,067,143        2,410,233      31,062,347
Redeemed...........................................  (12,258,765)    (151,099,720)     (10,377,338)   (134,515,057)
                                                     -----------   --------------      -----------   -------------
Net decrease - Class B.............................   (5,078,458)     (62,101,530)        (802,332)    (10,449,328)
                                                     -----------   --------------      -----------   -------------
CLASS C SHARES
Sold...............................................      849,916       10,411,727          503,894       6,520,311
Reinvestment of dividends and distributions........       33,209          407,782           29,925         385,668
Redeemed...........................................     (535,813)      (6,487,818)         (44,199)       (576,331)
                                                     -----------   --------------      -----------   -------------
Net increase - Class C.............................      347,312        4,331,691          489,620       6,329,648
                                                     -----------   --------------      -----------   -------------
CLASS D SHARES
Sold...............................................       47,799          586,296           39,412         512,790
Reinvestment of dividends and distributions........          450            5,466              431           5,519
Redeemed...........................................       (4,315)         (50,864)              --              --
                                                     -----------   --------------      -----------   -------------
Net increase - Class D.............................       43,934          540,898           39,843         518,309
                                                     -----------   --------------      -----------   -------------
Net decrease in Fund...............................   (4,448,498)  $  (54,206,044)         (66,993)  $    (928,349)
                                                     ===========   ==============      ===========   =============

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                      FOR THE YEAR ENDED DECEMBER 31,
                                           --------------------------------------------------------------------------------------
                                             1999               1998              1997*               1996                1995
---------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period....   $  12.81           $  12.92           $  12.57           $  12.92           $    11.87
                                           --------           --------           --------           --------           ----------

Income (loss) from investment
 operations:
   Net investment income................       0.57               0.58               0.57               0.58                 0.61
   Net realized and unrealized gain
   (loss)...............................      (1.06)              0.13               0.35              (0.21)                1.13
                                           --------           --------           --------           --------           ----------

Total income (loss) from investment
 operations.............................      (0.49)              0.71               0.92               0.37                 1.74
                                           --------           --------           --------           --------           ----------

Less dividends and distributions from:
   Net investment income................      (0.57)             (0.58)             (0.57)             (0.58)               (0.61)
   Net realized gain....................      (0.02)             (0.24)             --                 (0.14)               (0.08)
                                           --------           --------           --------           --------           ----------

Total dividends and distributions.......      (0.59)             (0.82)             (0.57)             (0.72)               (0.69)
                                           --------           --------           --------           --------           ----------

Net asset value, end of period..........   $  11.73           $  12.81           $  12.92           $  12.57           $    12.92
                                           ========           ========           ========           ========           ==========

TOTAL RETURN+...........................      (3.99)%             5.63%              7.51%              3.13%               14.96%

RATIOS TO AVERAGE NET ASSETS:
Expenses................................       0.91 %(1)(2)(3)     0.95%(2)(3)       1.33%              1.32%(1)             1.33%

Net investment income...................       4.57%(2)(3)        4.46%(2)(3)        4.51%              4.66%                4.90%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands..............................   $761,548           $896,685           $914,474           $975,702           $1,054,881

Portfolio turnover rate.................          5 %               20%                15%                11%                  23%

---------------------

  *    Prior to July 28, 1997, the Fund issued one class of shares.
       All shares of the Fund held prior to that date have been designated Class B shares.
  + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
 (1)   Does not reflect the effect of expense offset of 0.01%.
 (2) Reflects overall Fund ratios for investment income and non-class specific expenses.
 (3) If the Distributor had not rebated a portion of its fees to the Fund, the expense and net investment income ratios would have been 1.34% and 4.14%, respectively, for the year ended
       December 31, 1999 and 1.33% and 4.08%, respectively, for the year ended December 31, 1998.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                          FOR THE PERIOD
                                                                 FOR THE YEAR         FOR THE YEAR        JULY 28, 1997*
                                                                    ENDED                ENDED               THROUGH
                                                              DECEMBER 31, 1999    DECEMBER 31, 1998    DECEMBER 31, 1997
--------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................        $12.75               $12.89               $12.80
                                                                    ------               ------               ------

Income (loss) from investment operations:
   Net investment income....................................          0.58                 0.59                 0.27
   Net realized and unrealized gain (loss)..................         (1.06)                0.10                 0.09
                                                                    ------               ------               ------

Total income (loss) from investment operations..............         (0.48)                0.69                 0.36
                                                                    ------               ------               ------

Less dividends and distributions from:
   Net investment income....................................         (0.58)               (0.59)               (0.27)
   Net realized gain........................................         (0.02)               (0.24)             --
                                                                    ------               ------               ------

Total dividends and distributions...........................         (0.60)               (0.83)               (0.27)
                                                                    ------               ------               ------

Net asset value, end of period..............................        $11.67               $12.75               $12.89
                                                                    ======               ======               ======

TOTAL RETURN+...............................................         (3.91)%               5.50%                2.82%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................          0.78 %(3)(4)         0.83%(3)             0.78%(2)

Net investment income.......................................          4.70 %(3)            4.58%(3)             4.47%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................        $6,253               $3,788               $1,175

Portfolio turnover rate.....................................             5 %                 20%                  15%

---------------------

  *    The date shares were first issued.
  + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
 (1)   Not annualized.
 (2)   Annualized.
 (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
 (4)   Does not reflect the effect of expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                          FOR THE PERIOD
                                                                 FOR THE YEAR         FOR THE YEAR        JULY 28, 1997*
                                                                    ENDED                ENDED               THROUGH
                                                              DECEMBER 31, 1999    DECEMBER 31, 1998    DECEMBER 31, 1997
--------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................       $ 12.81               $12.92               $12.80
                                                                   -------               ------               ------

Income (loss) from investment operations:
   Net investment income....................................          0.51                 0.53                 0.23
   Net realized and unrealized gain (loss)..................         (1.06)                0.13                 0.12
                                                                   -------               ------               ------

Total income (loss) from investment operations..............         (0.55)                0.66                 0.35
                                                                   -------               ------               ------

Less dividends and distributions from:
   Net investment income....................................         (0.51)               (0.53)               (0.23)
   Net realized gain........................................         (0.02)               (0.24)             --
                                                                   -------               ------               ------

Total dividends and distributions...........................         (0.53)               (0.77)               (0.23)
                                                                   -------               ------               ------

Net asset value, end of period..............................       $ 11.73               $12.81               $12.92
                                                                   =======               ======               ======

TOTAL RETURN+...............................................         (4.41)%               5.22%                2.80%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................          1.34 %(3)(4)         1.33%(3)             1.31%(2)

Net investment income.......................................          4.14 %(3)            4.08%(3)             4.24%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................       $13,099               $9,849               $3,610

Portfolio turnover rate.....................................             5 %                 20%                  15%

---------------------

  *    The date shares were first issued.
  + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
 (1)   Not annualized.
 (2)   Annualized.
 (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
 (4)   Does not reflect the effect of expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                          FOR THE PERIOD
                                                                 FOR THE YEAR         FOR THE YEAR        JULY 28, 1997*
                                                                    ENDED                ENDED               THROUGH
                                                              DECEMBER 31, 1999    DECEMBER 31, 1998    DECEMBER 31, 1997
--------------------------------------------------------------------------------------------------------------------------
CLASS D SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................        $12.78               $12.92               $12.80
                                                                    ------               ------               ------

Income (loss) from investment operations:
   Net investment income....................................          0.60                 0.63                 0.28
   Net realized and unrealized gain (loss)..................         (1.05)                0.10                 0.12
                                                                    ------               ------               ------

Total income (loss) from investment operations..............         (0.45)                0.73                 0.40
                                                                    ------               ------               ------

Less dividends and distributions from:
   Net investment income....................................         (0.60)               (0.63)               (0.28)
   Net realized gain........................................         (0.02)               (0.24)             --
                                                                    ------               ------               ------

Total dividends and distributions...........................         (0.62)               (0.87)               (0.28)
                                                                    ------               ------               ------

Net asset value, end of period..............................        $11.71               $12.78               $12.92
                                                                    ======               ======               ======

TOTAL RETURN+...............................................         (3.63)%               5.77%                3.18%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................          0.59 %(3)(4)         0.58%(3)             0.60%(2)

Net investment income.......................................          4.89 %(3)            4.83%(3)             5.34%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................        $1,021                 $554                  $45

Portfolio turnover rate.....................................             5 %                 20%                  15%

---------------------

  *    The date shares were first issued.
  + Calculated based on the net asset value as of the last business day of the period.
 (1)   Not annualized.
 (2)   Annualized.
 (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
 (4)   Does not reflect the effect of expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-
FREE INCOME FUND
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter California Tax-Free Income Fund (the "Fund") at December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
FEBRUARY 7, 2000

                      1999 FEDERAL TAX NOTICE (UNAUDITED)

       During the year ended December 31, 1999, the Fund paid the following per share amounts from tax-exempt income: $0.58 to Class A shareholders, $0.57 to Class B shareholders, $0.51 to Class C shareholders and $0.60 to Class D shareholders.

       For the year ended December 31, 1999 the Fund paid long-term capital gains of $0.02 per share to Class A, B, C and D shareholders.

APPENDIX
--------------------------------------------------------------------------------

RATINGS OF INVESTMENTS

MOODY'S INVESTORS SERVICE INC. ("MOODY'S")

                             MUNICIPAL BOND RATINGS

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated Baa are considered as medium grade obligation; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Bonds rated Aaa, Aa, A and Baa are considered investment grade bonds.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured.
     Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca present obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    CONDITIONAL RATING: Bonds for which the security depends upon the completion of some act of the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience,
(c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

    RATING REFINEMENTS: Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its municipal bond rating system. The modifier 1 indicates a mid-range ranking; and a modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                             MUNICIPAL NOTE RATINGS

    Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). MIG 1 denotes best quality and means there is present strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. MIG 2 denotes high quality and means that margins of protection are ample although not as large as in MIG 1. MIG 3 denotes favorable quality and means that all security elements are accounted for but that the undeniable strength of the previous grades, MIG 1 and MIG 2, is lacking. MIG 4 denotes adequate quality and means that the protection commonly regarded as required of an investment security is present and that while the notes are not distinctly or predominantly speculative, there is specific risk.

                        VARIABLE RATE DEMAND OBLIGATIONS

    A short-term rating, in addition to the Bond or MIG ratings, designated VMIG may also be assigned to an issue having a demand feature. The assignment of the VMIG symbol reflects such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. The VMIG rating criteria are identical to the MIG criteria discussed above.

                            COMMERCIAL PAPER RATINGS

    Moody's Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. These ratings apply to Municipal commercial Paper as well as taxable Commercial Paper. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime-1, Prime-2, Prime-3.

    Issuers rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 have a strong capacity for repayment of short-term promissory obligations; and Issuers rated Prime-3 have an acceptable capacity for repayment of short-term promissory obligations. Issuers rated Not Prime do not fall within any of the Prime rating categories.

STANDARD & POOR'S CORPORATION ("STANDARD & POOR'S")

                             MUNICIPAL BOND RATINGS

    A Standard & Poor's municipal rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

    The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. The ratings are based, in varying degrees, on the following considerations:
(1) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and
(3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

    Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other reasons.

AAA Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A Debt rated "A" has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

     Bonds rated AAA, AA, A and BBB are considered investment grade bonds.

BB Debt rated "BB" has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payment.

B Debt rated "B" has a greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

CCC Debt rated "CCC" has a current identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayments of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC The rating "CC" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC" rating.

C The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC" debt rating.

Cl The rating "Cl" is reserved for income bonds on which no interest is being paid.

D Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

NR Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

     Bonds rated "BB", "B", "CCC", "CC" and "C" are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal.
     "BB" indicates the least degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     PLUS (+) OR MINUS ( ): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major ratings categories.

     The foregoing ratings are sometimes followed by a "p" which indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood or risk of default upon failure of such completion.

                             MUNICIPAL NOTE RATINGS

    Commencing on July 27, 1984, Standard & Poor's instituted a new rating category with respect to certain municipal note issues with a maturity of less than three years. The new note ratings denote the following:

    SP-1 denotes a very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics are given a plus (+) designation (SP-1+).

    SP-2 denotes a satisfactory capacity to pay principal and interest.

    SP-3 denotes a speculative capacity to pay principal and interest.

                            COMMERCIAL PAPER RATINGS

    Standard and Poor's commerical paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based upon current information furnished by the issuer or obtained by S&P from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information. Ratings are graded into group categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The categories are as follows:

    Issues assigned A ratings are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation 1, 2 and 3 to indicate the relative degree of safety.

    A-1 indicates that the degree of safety regarding timely payments is very strong.

    A-2 indicates capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated "A-1".

    A-3 indicates a satisfactory capacity for timely payment. Obligations carrying this designation are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

FITCH IBCA, INC. ("FITCH")

                             MUNICIPAL BOND RATINGS

    Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The rating represents Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

    The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

    Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guarantees unless otherwise indicated.

    Bonds carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

    Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

    Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds considered to be investment grade and of satisfactory-credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate.
                 Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Plus (+) or      Plus and minus signs are used with a rating symbol to
Minus (-)        indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in
                 the"AAA" category.

NR               Indicates that Fitch does not rate the specific issue.

Conditional      A conditional rating is premised on the successful
                 completion of a project or the occurrence of a specific
                 event.

Suspended        A rating is suspended when Fitch deems the amount of
                 information available from the issuer to be inadequate for rating purposes.

Withdrawn        A rating will be withdrawn when an issue matures or is
                 called or refinanced and, at Fitch's discretion, when an
                 issuer fails to furnish proper and timely information.

FitchAlert       Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as
                 "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving,"where ratings may be
                 raised or lowered. FitchAlert is relatively short-term, and should be resolved within 12 months.

Ratings Outlook  An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.

    SPECULATIVE GRADE BOND RATINGS: Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization or liquidation.

    The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

    Bonds that have the rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and finan-cial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C Bonds are in imminent default in payment of interest or principal.

DDD          Bonds are in default on interest and/or principal payments.
DD and D     Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents
             the lowest potential for recovery.

Plus(+) or   Plus and minus signs are used with a rating symbol to
Minus(-)     indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the
             "DDD," "DD," or "D" categories.

                               SHORT-TERM RATINGS

    Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

    The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

    Fitch short-term ratings are as follows:

F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned
     "F-1+" and "F-1" ratings.

F-3 Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below in investment grade.

F-S Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D Default. Issues assigned this rating are in actual or imminent payment default.

LOC The symbol "LOC" indicates that the rating is based on a letter of credit issued by a commercial bank.

STATEMENT OF ADDITIONAL INFORMATION
                                        MORGAN STANLEY DEAN WITTER
                                        MULTI-STATE MUNICIPAL
                                        SERIES TRUST


FEBRUARY 25, 2000


--------------------------------------------------------------------------------

     This Statement of Additional Information is not a Prospectus. The Prospectus (dated February 25, 2000) for the Morgan Stanley Dean Witter Multi-State Municipal Series Trust may be obtained without charge from the Trust at its address or telephone numbers listed below or from Dean Witter Reynolds at any of its branch offices. The Trust consists of 10 separate fund portfolios referred to as Series: the Arizona Series, the California Series, the Florida Series, the Massachusetts Series, the Michigan Series, the Minnesota Series, the New Jersey Series, the New York Series, the Ohio Series and the Pennsylvania Series.


Morgan Stanley Dean Witter Multi-State Municipal Series Trust
Two World Trade Center
New York, New York 10048
(800) 869-NEWS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


I.    Fund History ........................................................   4
II.   Description of the Fund and the Investments and Risks of the Series..   4
       A. Classification ..................................................   4
       B. Investment Strategies and Risks .................................   4
       C. Fund Policies/Investment Restrictions ...........................  42
III.  Management of the Fund ..............................................  43
       A. Board of Trustees ...............................................  43
       B. Management Information ..........................................  44
       C. Compensation ....................................................  48
IV.   Control Persons and Principal Holders of Securities .................  50
V.    Investment Management and Other Services ............................  50
       A. Investment Manager ..............................................  50
       B. Principal Underwriter ...........................................  51
       C. Services Provided by the Investment Manager .....................  51
       D. Dealer Reallowances .............................................  52
       E. Rule 12b-1 Plan .................................................  52
       F. Other Service Providers .........................................  54
VI.   Brokerage Allocation and Other Practices ............................  54
       A. Brokerage Transactions ..........................................  54
       B. Commissions .....................................................  55
       C. Brokerage Selection .............................................  55
       D. Directed Brokerage ..............................................  56
       E. Regular Broker-Dealers ..........................................  56
VII.  Capital Stock and Other Securities ..................................  56
VIII. Purchase, Redemption and Pricing of Shares ..........................  57
       A. Purchase/Redemption of Shares ...................................  57
       B. Offering Price ..................................................  57
IX.   Taxation of the Fund and Shareholders ...............................  58
X.    Underwriters ........................................................  66
XI.   Calculation of Performance Data .....................................  66
XII.  Financial Statements ................................................  69
XIII. Appendix--Ratings of Investments .................................... 116

                      GLOSSARY OF SELECTED DEFINED TERMS

     The terms defined in this glossary are frequently used in this Statement of Additional Information (other terms used occasionally are defined in the text of the document).

     "Custodian" -- The Bank of New York is the Custodian of the Fund's assets.

     "Dean Witter Reynolds" -- Dean Witter Reynolds Inc., a wholly-owned broker-dealer subsidiary of MSDW.

     "Distributor" -- Morgan Stanley Dean Witter Distributors Inc., a wholly-owned broker-dealer subsidiary of MSDW.

     "Financial Advisors" -- Morgan Stanley Dean Witter authorized financial services representatives.

     "Fund" -- Morgan Stanley Dean Witter Multi-State Municipal Series Trust, a registered open-end investment company.

     "Investment Manager" -- Morgan Stanley Dean Witter Advisors Inc., a wholly-owned investment advisor subsidiary of MSDW.

     "Independent Trustees" -- Trustees who are not "interested persons" (as defined by the Investment Company Act) of the Fund.

     "Morgan Stanley & Co." -- Morgan Stanley & Co. Incorporated, a wholly-owned broker-dealer subsidiary of MSDW.

     "Morgan Stanley Dean Witter Funds" -- Registered investment companies (i) for which the Investment Manager serves as the investment advisor and (ii) that hold themselves out to investors as related companies for investment and investor services.

     "MSDW" -- Morgan Stanley Dean Witter & Co., a preeminent global financial services firm.

   "MSDW Services Company" -- Morgan Stanley Dean Witter Services Company Inc., a wholly-owned fund services subsidiary of the Investment Manager.

     "Series" -- Each of the following ten separate portfolios of the Fund: the Arizona Series, the California Series, the Florida Series, the Massachusetts Series, the Michigan Series, the Minnesota Series, the New Jersey Series, the New York Series, the Ohio Series and the Pennsylvania Series.

     "Transfer Agent" -- Morgan Stanley Dean Witter Trust FSB, a wholly-owned transfer agent subsidiary of MSDW.

     "Trustees" -- The Board of Trustees of the Fund.

I. FUND HISTORY
--------------------------------------------------------------------------------


     The Fund was organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on October 29, 1990, with the name Dean Witter Multi-State Municipal Series Trust. Effective June 22, 1998, the Fund's name was changed to Morgan Stanley Dean Witter Multi-State Municipal Series Trust.


II. DESCRIPTION OF THE FUND AND THE INVESTMENTS AND RISKS OF THE SERIES
--------------------------------------------------------------------------------

A. CLASSIFICATION

     The Fund is an open-end, non-diversified management investment company. The Fund consists of 10 separate fund portfolios referred to as "Series:" the Arizona Series, the California Series, the Florida Series, the Massachusetts Series, the Michigan Series, the Minnesota Series, the New Jersey Series, the New York Series, the Ohio Series and the Pennsylvania Series. The investment objective of each Series is to provide a high a level of current income exempt from both federal and the designated state income tax, consistent with the preservation of capital.


     The Fund is a "non-diversified" mutual fund and, as such, its investments are not required to meet certain diversification requirements under federal securities law. Compared with "diversified" funds, the Fund may invest a greater percentage of its assets in the securities of an individual corporation or governmental entity. Thus, the Fund's assets may be concentrated in fewer securities than other funds. A decline in the value of those investments would cause the Fund's overall value to decline to a greater degree. The Fund's investments (with the exception of the Massachusetts Series and the Minnesota Series), however, are currently diversified and may remain diversified in the future.


B. INVESTMENT STRATEGIES AND RISKS

     The following discussion of the Series' investment strategies and risks should be read with the sections of the Fund's Prospectus titled "Principal Investment Strategies," "Principal Risks," "Additional Investment Strategy Information," and "Additional Risk Information."


     TAXABLE SECURITIES. Each Series may invest up to 20% of its total assets in taxable money market instruments, tax-exempt securities of other states and municipalities and futures and options. Investments in taxable money market instruments would generally be made under any one of the following circumstances: (a) pending investment of proceeds of the sale of each Series' shares or of portfolio securities, (b) pending settlement of purchases of portfolio securities and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. Only those tax-exempt securities of other states which satisfy the standards established for the tax-exempt securities of a Series may be purchased by that Series.


     The types of taxable money market instruments in which each Series may invest are limited to the following short-term fixed-income securities (maturing in one year or less from the time of purchase): (i) obligations of the United States Government, its agencies, instrumentalities or authorities;
(ii) commercial paper rated P-1 by Moody's Investors Services, Inc. ("Moody's") or A-1 by Standard & Poor's Corporation ("S&P"); (iii) certificates of deposit of domestic banks with assets of $1 billion or more; and (iv) repurchase agreements with respect to portfolio securities.

     VARIABLE RATE AND FLOATING RATE OBLIGATIONS. Each Series may invest in Municipal Bonds and Municipal Notes ("Municipal Obligations") of the type called variable rate. The interest rate payable on a variable rate obligation is adjusted either at predesignated periodic intervals or whenever there is a change in the market rate of interest on which the interest rate payable is based. Other features may include the right whereby a Series may demand prepayment of the principal amount of the obligation prior to its stated maturity (a "demand feature") and the right of the issuer to prepay the principal amount prior to maturity. The principal benefit of a variable rate obligation is that the interest rate adjustment minimizes changes in the market value of the obligation. The principal benefit to a Series of purchasing obligations with a demand feature is that liquidity, and the ability of the Series to obtain repayment of the full principal amount of an obligation prior to maturity, is enhanced.

     INDUSTRIAL DEVELOPMENT AND POLLUTION CONTROL REVENUE BONDS. Each Series may invest in industrial development and pollution control bonds (two kinds of tax-exempt Municipal Bonds) whether or not the users of facilities financed by such bonds are in the same industry. In cases where such users are in the same industry, there may be additional risk in the event of an economic downturn in such industry, which may result generally in a lowered need for such facilities and a lowered ability of such users to pay for the use of such facilities.

     LENDING OF PORTFOLIO SECURITIES. Each Series may lend portfolio securities to brokers, dealers and financial institutions provided that cash equal to at least 100% of the market value of the securities loaned is deposited by the borrower with the Series and is maintained each business day in a segregated account pursuant to applicable regulations. The collateral value of the loaned securities will be marked-to-market daily. While such securities are on loan, the borrower will pay the Series any income accruing thereon, and the Series may invest the cash collateral in portfolio securities, thereby earning additional income. Each Series will not lend more than 25% of the value of the total assets of any Series. Loans will be subject to termination by a Series in the normal settlement time, currently five business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to a Series and its shareholders. A Series may pay reasonable finders, borrowers, administrative, and custodial fees in connection with a loan. The creditworthiness of firms to which a Series lends its portfolio securities will be monitored on an ongoing basis.

     FUTURES CONTRACTS AND OPTIONS ON FUTURES. Each Series may invest in financial futures contracts ("futures contracts") and related options thereon. These futures contracts and related options thereon will be used only as a hedge against anticipated interest rate changes. A futures contract sale creates an obligation by a Series, as seller, to deliver the specific type of instrument called for in the contract at a specified future time for a specified price. A futures contract purchase would create an obligation by the Series, as purchaser, to take delivery of the specific type of financial instrument at a specified future time at a specified price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until on or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was effected.

     Although the terms of futures contracts specify actual delivery or receipt of securities, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the securities. Closing out of a futures contract is usually effected by entering into an offsetting transaction. An offsetting transaction for a futures contract sale is effected by a Series entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument at the same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Series is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Series pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by a Series entering into a futures contract sale. If the offsetting sale price exceeds the purchase price the Series realizes a gain, and if the offsetting sale price is less than the purchase price the Series realizes a loss.

     Unlike a futures contract, which requires the parties to buy and sell a security on a set date, an option on a futures contract entitles its holder to decide on or before a future date whether to enter into such a contract (a long position in the case of a call option and a short position in the case of a put option). If the holder decides not to enter into the contract, the premium paid for the contract is lost. Since the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract, as discussed below for futures contracts. The value of the option changes is reflected in the net asset value of the particular Series holding the options.

     Each Series is required to maintain margin deposits with brokerage firms through which it effects futures contracts and options thereon. The initial margin requirements vary according to the type of the underlying security. In addition, due to current industry practice, daily variations in gains and losses on open contracts are required to be reflected in cash in the form of variation margin payments. A Series may be required to make additional margin payments during the term of the contract.

     Currently, futures contracts can be purchased on debt securities such as U.S. Treasury Bills and Bonds, U.S. Treasury Notes with maturities between 6 1/2 and 10 years, Certificates of the Government National Mortgage Association, Bank Certificates of Deposit and on a municipal bond index. Each Series may invest in interest rate futures contracts covering these types of financial instruments as well as in new types of contracts that become available in the future.

     Financial futures contracts are traded in an auction environment on the floors of several Exchanges--principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. Each Exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the Exchange membership which is also responsible for handling daily accounting of deposits or withdrawals of margin. A risk in employing futures contracts to protect against the price volatility of portfolio securities is that the prices of securities subject to futures contracts may correlate imperfectly with the behavior of the cash prices of each Series portfolio securities. The correlation may be distorted by the fact that the futures market is dominated by short-term traders seeking to profit from the difference between a contract or security price objective and their cost of borrowed funds. This would reduce the value of futures contracts for hedging purposes over a short time period. The correlation may be further distorted since the futures contracts that are being used to hedge are not based on municipal obligations.

     Another risk is that a Series' Investment Manager could be incorrect in its expectations as to the direction or extent of various interest rate movements or the time span within which the movements take place. For example, if a Series sold futures contracts for the sale of securities in anticipation of an increase in interest rates, and then interest rates went down instead, causing bond prices to rise, that Series would lose money on the sale. Put and call options on financial futures have characteristics similar to Exchange traded options.

     In addition to the risks associated in investing in options on securities, there are particular risks associated with investing in options on futures. In particular, the ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop.

     A Series may not enter into futures contracts or related options thereon if, immediately thereafter, the amount committed to margin plus the amount paid for option premiums exceeds 5% of the value of that Series' total assets. In instances involving the purchase of futures contracts by a Series, an amount equal to the market value of the futures contract will be deposited in a segregated account of cash and cash equivalents or other liquid portfolio securities to collateralize the position and thereby ensure that the use of such futures is unleveraged. A Series may not purchase or sell futures contracts or related options if, immediately thereafter, more than one-third of the net assets of that Series would be hedged.

     Municipal Bond Index Futures. Each Series may utilize municipal bond index futures contracts for hedging purposes. The strategies in employing such contracts will be similar to that discussed above with respect to financial futures and options thereon. A municipal bond index is a method of reflecting in a single number the market value of many different municipal bonds and is designed to be representative of the municipal bond market generally. The index fluctuates in response to changes in the market values of the bonds included within the index. Unlike futures contracts on particular financial instruments, transactions in futures on a municipal bond index will be settled in cash, if held until the close of trading in the contract. However, like any other futures contract, a position in the contract may be closed out by a purchase or sale of an offsetting contract for the same delivery month prior to expiration of the contract.

     Options. Each Series may purchase or sell (write) options on debt securities as a means of achieving additional return or hedging the value of a Series' portfolio. A Series will only buy options listed on national securities exchanges. A Series will not purchase options if, as a result, the aggregate cost of all outstanding options exceeds 10% of the Series total assets.

     Presently there are no options on tax-exempt securities traded on national securities exchanges. Each Series will not invest in options on debt securities in the coming year or until such time as they become available on national securities exchanges.

     A call option is a contract that gives the holder of the option the right to buy from the writer of the call option, in return for a premium, the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option has the obligation, upon exercise of the option, to deliver the underlying security upon payment of the exercise price during the option period. A put option is a contract that gives the holder of the option the right to sell to the writer, in return for a premium, the underlying security at a specified price during the term of the option. The writer of the put has the obligation to buy the underlying security upon exercise, at the exercise price during the option period.

     A Series will only write covered call or covered put options listed on national exchanges. A Series may not write covered options in an amount exceeding 20% of the value of the total assets of that Series. A call option is "covered" if a Series owns the underlying security covered by the call or has an absolute and immediate right to acquire that security or futures contract without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if a Series holds a call on the same security or futures contract as the call written, where the exercise price of the call held is (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written if the difference is maintained by a Series in cash, Treasury bills or other liquid portfolio securities in a segregated account with its custodian. A put option is "covered" if a Series maintains cash, Treasury bills or other liquid portfolio securities with a value equal to the exercise price in a segregated account with its custodian, or else holds a put on the same security or futures contract as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

     If a Series has written an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously written. However, once the Series has been assigned an exercise notice, the Series will be unable to effect a closing purchase transaction. Similarly, if the Series is the holder of an option, it may liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. There can be no assurance that either a closing purchase or sale transaction on behalf of a Series can be effected when the Series so desires.

     A Series will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; a Series will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Since call option prices generally reflect increases in the price of the underlying security, any loss resulting from the purchase of a call option may also be wholly or partially offset by unrealized appreciation of the underlying security. If a put option written by a Series is exercised, the Series may incur a loss equal to the difference between the exercise price of the option and the sum of the sale price of the underlying security plus the premiums received from the sale of the option. Other principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price and price volatility of the underlying security and the time remaining until the expiration date.

     An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. Although a Series will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option. In such event, it might not be possible to effect closing transactions in particular options, so that the Series would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of call options and upon the subsequent disposition of underlying securities for the exercise of put options. If a Series as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

     REPURCHASE AGREEMENTS. Each Series may invest in repurchase agreements. When cash may be available for only a few days, it may be invested by the Series in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations. These agreements, which may be viewed as a type of secured lending by the Series, typically involve the acquisition by a Series of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Series sell back to the institution, and that the institution will repurchase, the underlying security serving as collateral at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The collateral will be marked-to-market daily to determine that the value of the collateral, as specified in the agreement, does not decrease below the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, added to the account to maintain full collateralization. The Series will accrue interest from the institution until the time when the repurchase is to occur. Although this date is deemed by a Series to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits.

     While repurchase agreements involve certain risks not associated with direct investments in debt securities, each Series follows procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose financial condition will be continually monitored by the Investment Manager subject to procedures established by the Trustees. In addition, as described above, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Series will seek to liquidate such collateral. However, the exercising of the Series' right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Series could suffer a loss. It is the current policy of each Series not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid asset held by that Series, amount to more than 10% of the total assets of that Series.

     WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each Series may purchase tax-exempt securities on a when-issued or delayed delivery basis. When these transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of commitment. While a Series will only purchase securities on a when-issued, delayed delivery with the intention of acquiring the securities, the Series may sell the securities before the settlement date, if it is deemed advisable. The securities so purchased or sold are subject to market fluctuation and no interest or dividends accrue to the purchaser prior to the settlement date.

     At the time a Series makes the commitment to purchase or sell securities on a when-issued, delayed delivery, it will record the transaction and thereafter reflect the value, each day, of such security purchased, or if a sale, the proceeds to be received, in determining its net asset value. At the time of delivery of the securities, their value may be more or less than the purchase or sale price. An increase in the percentage of a Series' assets committed to the purchase of securities on a when-issued, delayed delivery may increase the volatility of its net asset value. Each Series will also establish a segregated account with its custodian bank in which it will continually maintain cash or cash equivalents or other liquid portfolio securities equal in value to commitments to purchase securities on a when-issued or delayed delivery basis.


     YEAR 2000. The investment management services provided to the Fund and each Series by the Investment Manager and the services provided to shareholders by the Distributor and the Transfer Agent depend on the smooth functioning of their computer systems. Many computer software systems in use today were designed in such a way that they may not be able to recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services.

     In addition, it is possible that the markets for securities in which a Series invests may have been detrimentally affected by computer failures throughout the financial services industry beginning

January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. Corporate and governmental data processing errors could result in production problems for individual issuers and overall economic uncertainties. Operations ran smoothly from the last week in December through the first few weeks of January, but the year 2000 issue may yet have an adverse impact on financial market participants and other entities, including the issuers whose securities are contained in each Series' portfolio.


     THE ARIZONA SERIES -- SPECIAL INVESTMENT CONSIDERATIONS. The Arizona Series will invest principally in securities of political subdivisions and other issuers of the State of Arizona the interest on which is exempt from federal and Arizona income taxes. As a result, the ability of such Arizona issuers to meet their obligations with respect to such securities generally will be influenced by the political, economic and regulatory developments affecting the state of Arizona and the particular revenue streams supporting such issuers' obligations. If any of such political subdivisions are unable to meet their financial obligations, the income derived by the Arizona Series, the ability to preserve or realize appreciation of the Arizona Series' capital, and the liquidity of the Arizona Series could be adversely affected. The following summary respecting the State of Arizona is only general in nature and does not purport to be a description of the investment considerations and factors which may have an effect on the obligations of a particular issuer in which the Arizona Series may invest.


     Arizona's economy continues on a path of strong growth, although economists at Arizona State University expect the growth rate to slow. There are, however, no signs of any serious imbalances. Arizona's economy is among the fastest growing in the country. The state's population increased by more than 100,000 each year during the 8-year period from 1991 to 1999. During 1999, Arizona's population was estimated at approximately 4.8 million. As a result, homebuilding and commercial construction are extremely strong, although construction is expected to slow somewhat in 2000. This growth in population will require corresponding increases in revenue of Arizona issuers to meet increased demands for infrastructure development and various services, and the performance of Arizona's economy will be critical to providing such increased revenue.

     The state's principal economic sectors include services, construction, manufacturing dominated by electrical, transportation and military equipment, high technology, government, tourism and the military. State unemployment rates have remained generally comparable to the national average in recent years, while the Arizona economy has generally performed above the national average in recent years. Arizona has held a steady position among the top five states in employment growth since May 1993. In 1998, the Arizona rate of non-agricultural job creation ranked first in the nation and is projected to be in excess of 4% in 1999 by economists at the University of Arizona. Furthermore, in 1999, Arizona's personal income increased by an estimated 7.5 percent.


     Arizona is required by law to maintain a balanced budget. To achieve this objective, Arizona has, in the past, utilized a combination of spending reductions and tax increases. The condition of the national economy will continue to be a significant factor influencing Arizona's budget during the upcoming fiscal year.

     Arizona's constitution limits the amount of debt payable from general tax revenues that may be contracted by the State to $350,000. However, certain other issuers have the statutory power to issue obligations payable from other sources of revenue which affect the whole or large portions of the State. For example, the Transportation Board of the State of Arizona Department of Transportation may issue obligations for highways which are paid from revenues generated from, among other sources, gasoline taxes.


     Arizona's constitution also restricts debt payable from general tax revenue of certain other issuers of the State. Most importantly, no county, city, town, school district, or other municipal corporation of the State may for any purpose become indebted in any manner in an amount exceeding 6% of the taxable property in such county, city, town, school district, or other municipal corporation without the assent of a majority of the qualified electors thereof voting at an election provided by law to be held for that purpose; provided, however, that (i) under no circumstances may any county or school district of the State become indebted in an amount exceeding 15% (or 30% in the case of a unified school district) of such taxable property and (ii) any incorporated city or town of the State with such assent may be allowed to become indebted in up to a 20% additional amount for (a) supplying such city or town with water, artificial light, or sewers when the works for supplying such water, light, or sewers are or shall be owned and controlled by the municipality and (b) the acquisition and development by such city or town of land or interests therein for open space preserves, parks, playgrounds and recreational facilities. Annual property tax levies for the payment of such debt, which pursuant to applicable statutes may only be issued for limited purposes, are unlimited as to rate or amount. Other obligations may be issued by counties, cities, towns, school districts and other municipal corporations, sometimes without an election. Such obligations are payable from, among other revenue sources, project revenue, special assessments, annual budget appropriations and excise, transaction privilege and use taxes.


     Irrigation, power, electrical, agricultural improvement, drainage, flood control and tax levying public improvement districts are exempt specifically from the above-noted restrictions of the constitution and may issue obligations for limited purposes, payable from a variety of revenue sources. For example, Salt River Project Agricultural & Improvement District, an agricultural improvement district that operates the Salt River Project (a federal reclamation project and an electric system which generates, purchases, and distributes electric power to residential, commercial, industrial, and agricultural power users in a 2,900 square-mile service area around Phoenix), may issue obligations payable from a number of sources.

     THE CALIFORNIA SERIES -- SPECIAL INVESTMENT CONSIDERATIONS. The following describes certain risks with respect to municipal obligations of California issuers in which the California Series may invest. This summarized information is based on information drawn from official statements and prospectuses relating to securities offerings of the State of California and other public documents available as of the date of this Statement of Additional Information. Although the Investment Manager has not independently verified such information, it has no reason to believe that such information is not correct in all material respects.

     The California Series will be affected by any political, economic or regulatory developments affecting the ability of California issuers to pay interest or repay principal. Provisions of the California Constitution and State statutes which limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to maintain debt service on their obligations. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers.

     Certain debt obligations held by the California Series may be obligations of issuers which rely in whole or in substantial part on California state revenues for the continuance of their operations and payment of their obligations. Whether and to what extent the California Legislature will continue to appropriate a portion of the State's General Fund to counties, cities and their various entities, is not entirely certain. To the extent local entities do not receive money from the State to pay for their operations and services, their ability to pay debt service on obligations held by the California Series may be impaired.

     In 1978, Proposition 13, an amendment to the California Constitution, was approved, limiting real property valuation for property tax purposes and the power of local governments to increase real property tax revenues and revenues from other sources. Legislation adopted after Proposition 13 provided for assistance to local governments, including the redistribution of the then-existing surplus in the General Fund, reallocation of revenues to local governments, and assumption by the State of certain local government obligations. However, more recent legislation reduced such state assistance. There can be no assurance that any particular level of State aid to local governments will be maintained in future years. In Nordlinger v. Hahn, the United States Supreme Court upheld certain provisions of Proposition 13 against claims that it violated the equal protection clause of the Constitution.

     In 1979, an amendment was passed adding Article XIIIB to the State Constitution. As amended in 1990, Article XIIIB imposes an "appropriations limit" on the spending authority of the State and local government entities. In general, the appropriations limit is based on certain 1978-1979 expenditures, adjusted annually to reflect changes in the cost of living, population and certain services provided by State and local government entities. "Appropriations limit" does not include appropriations for qualified capital outlay projects, certain increases in transportation-related taxes, and certain emergency appropriations.

     If a government entity raises revenues beyond its "appropriations limit" in any year, a portion of the excess which cannot be appropriated within the following year's limit must be returned to the entity's taxpayers within two subsequent fiscal years, generally by a tax credit, refund or temporary suspension of tax rates or fee schedules. "Debt service" is excluded from these limitations, and is defined as "appropriations required to pay the cost of interest and redemption charges, including the funding of any reserve or sinking fund required in connection therewith, on indebtedness existing or legally authorized as of January 1, 1979 or on bonded indebtedness thereafter approved [by the voters]." In addition, Article XIIIB requires the State Legislature to establish a prudent State reserve, and to require the transfer of 50% of excess revenue to the State School Fund; any amounts allocated to the State School Fund will increase the appropriations limit.

     In June 1982, the voters of California passed two initiative measures to repeal the California gift and inheritance tax laws and to enact, in lieu thereof, California death taxes. California voters also passed an initiative measure to increase, for taxable years commencing on or after January 1, 1982, the amount to account for the effects of inflation. Decreases in State and local revenues in future fiscal years as a consequence of these initiatives may result in reductions in allocations of state revenues to California issuers or in the ability of California issuers to pay their obligations.

     In 1986, California voters approved an initiative statute known as Proposition 62. This initiative (i) requires that any tax for general governmental purposes imposed by local governments be approved by resolution or ordinance adopted by a two-thirds vote of the governmental entity's legislative body and by a majority vote of the electorate of the governmental entity, (ii) requires that any special tax (defined as tax levied for other than general governmental purposes) imposed by a local governmental entity be approved by a two-thirds vote of the voters within that jurisdiction, (iii) restricts the use of revenues from a special tax to the purposes or for the service for which the special tax was imposed, (iv) prohibits the imposition of ad valorem taxes on real property by local governmental entities except as permitted by the Proposition 13 amendment, (v) prohibits the imposition of transaction taxes and sales taxes on the sale of real property by local governments, (vi) requires that any tax imposed by a local government on or after August 1, 1985, be ratified by a majority vote of the electorate within two years of the adoption of the initiative or be terminated by November 15, 1989, (vii) requires that, in the event a local government fails to comply with the provisions of this measure, a reduction of the amount of property tax revenue allocated to such local government occurs in an amount equal to the revenues received by such entity attributable to the tax levied in violation of the initiative, and
(viii) permits these provisions to be amended exclusively by the voters of the State of California.

     In September 1995, the California Supreme Court upheld the constitutionality of Proposition 62, creating uncertainty as to the legality of certain local taxes enacted by non-charter cities in California without voter approval. It is not possible to predict the impact of the decision.

     In November 1996, California voters approved Proposition 218. The initiative applied the provisions of Proposition 62 to all entities, including charter cities. It requires that all taxes for general purposes obtain a simple majority popular vote and that taxes for special purposes obtain a two-thirds majority vote. Prior to the effectiveness of Proposition 218, charter cities could levy certain taxes such as transient occupancy taxes and utility user's taxes without a popular vote. Proposition 218 will also limit the authority of local governments to impose property-related assessments, fees and charges, requiring that such assessments be limited to the special benefit conferred and prohibiting their use for general governmental services. Proposition 218 also allows voters to use their initiative power to reduce or repeal previously-authorized taxes, assessments, fees and charges.

     In 1988, State voters approved Proposition 87, which amended Article XVI of the State Constitution to authorize the State Legislature to prohibit redevelopment agencies from receiving any property tax revenues raised by increased property taxes to repay bonded indebtedness of local government which is not approved by voters on or before January 1, 1989. It is not possible to predict whether the State Legislature will enact such a prohibition, nor is it possible to predict the impact of Proposition 87 on redevelopment agencies and their ability to make payments on outstanding debt obligations.

     In November 1988, California voters approved Proposition 98. This initiative requires that (i) revenues in excess of amounts permitted to be spent and which would otherwise be returned by revision of tax rates or fee schedules, be transferred and allocated (up to a maximum of 40%) to the State School Fund and be expended solely for purposes of instructional improvement and accountability. No such transfer or allocation of funds will be required if certain designated state officials determine that annual student expenditures and class size meet certain criteria as set forth in Proposition 98. Any funds allocated to the State School Fund shall cause the appropriation limits to be annually increased for any such allocation made in the prior year. Proposition 98 also requires the State of California to provide a minimum level of funding for public schools and community colleges. The initiative permits the enactment of legislation, by a two-thirds vote, to suspend the minimum funding requirement for one year.

     Certain tax-exempt securities in which the California Series may invest may be obligations payable solely from the revenues of specific institutions, or may be secured by specific properties, which are subject to provisions of California law which could adversely affect the holders of such obligations. For example, the revenues of California health care institutions may be subject to state laws, and California law limits the remedies of a creditor secured by a mortgage or deed of trust on real property.


     California is the most populous state in the nation with a total population currently estimated at 33.4 million. The State now comprises 12.4% of the nation's population and 12.7% of its total personal income. Its economy is broad and diversified with major concentrations in high technology research and manufacturing, aerospace and defense-related manufacturing, trade, entertainment, real estate, and financial services. After experiencing strong growth throughout much of the 1980s, from 1990-1993 the State suffered through a severe recession, the worst since the 1930's, heavily influenced by large cutbacks in defense/aerospace industries and military base closures and a major drop in real estate construction. California's economy has been performing strongly since 1994, to the point where the State's economic growth is outpacing the rest of the nation. The unemployment rate, while still higher than the national average, fell to an average of 5.9% in 1998, and to 4.8% in November, 1999, compared to over 10% at the worst of the recession.

     A significant downturn in U.S. stock market prices could adversely affect California's economy by reducing household spending and business investment, particularly in the important high technology sector. Moreover, a large and increasing share of the State's General Fund revenue in the form of income and capital gains taxes is directly related to, and would be adversely affected by a significant downturn in the performance of the stock market.

     The recession severely affected state revenues while the State's health and welfare costs were increasing. Consequently, the State had a lengthy period of budget imbalance; the State's accumulated budget deficit approached $2.8 billion at its peak at June 30, 1993. The large budget deficits depleted the State's available cash resources and it had to use a series of external borrowings to meet its cash needs. With the end of the recession, the State's financial condition improved in the 1995-96 through 1998-99 fiscal years, with a combination of better than expected revenues, slowdown in growth of social welfare programs, and continued spending restraint. The accumulated budget deficit from the recession years was eliminated. No deficit borrowing has occurred at the end of the last four fiscal years and the State's cash flow borrowing was limited to $1.7 billion in 1998-99. The State issued $1.0 billion of revenue anticipation notes for the 1999-2000 fiscal year.

     On June 29, 1999, the Governor of California signed the 1999-2000 Budget Act. The Budget Act estimated General Fund revenues and transfers of $63.0 billion, and contained expenditures totaling $63.7 billion. The Budget Act also contained expenditures of $16.1 billion from special funds and $1.5 billion from bond funds. The Administration estimated a budget reserve balance at June 30, 2000, of approximately $880 million. Not included in this amount was an additional $300 million which (after the Governor's vetoes) was "set aside" to provide funds for employee salary increases (to be negotiated in bargaining with employee unions), and for litigation reserves. The Budget Act anticipates normal cash flow borrowing during the fiscal year. Continued State economic expansion and large revenue increases enabled the Governor and State legislature to provide increases in spending programs in the 1999-2000 budget. These included large increases in education and health and human services funding.

     The Governor's 2000-2001 proposed budget provides for total State spending of $85.1 billion (excluding expenditures of federal funds and selected bond funds), an increase of 3.7% from the current year. Approximately 80% of this total is from the General Fund and 20% from special funds. The proposed budget assumes that General Fund revenues will total $68.2 billion in 2000-01, a 4.7% increase from the current year. General Fund expenditures are proposed to be $68.8 billion, an increase of 4.5%. After accounting for various set-asides, the year-end reserve is estimated to be $1.2 billion, or about 1.8% of total 2000-01 General Fund revenues.

     As of January 1, 2000, the State had over $17.5 billion aggregate amount of its general obligation bonds outstanding. General obligation bond authorizations in an aggregate amount of approximately $10.6 billion remained unissued as of that date. The State also builds and acquires capital facilities through the use of lease purchase borrowing. As of January 1, 2000, the State had approximately $6.7 billion of outstanding Lease-Purchase Debt.

     In addition to the general obligation bonds, State agencies and authorities had approximately $26 billion aggregate principal amount of revenue bonds and notes outstanding as of June 30, 1999. Revenue bonds represent both obligations payable from State revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by such revenue bonds. Such enterprises and projects include transportation projects, various public works and exposition projects, educational facilities (including the California State University and University of California systems), housing, health facilities, and pollution control facilities.

     Because of the State of California's budget problems, the State's General Obligation bonds were downgraded in July 1994 to A1 from Aa by Moody's, to A from A+ by S&P, and to A from AA by Fitch. Moody's, Fitch and S&P expressed uncertainty in the State's ability to balance its budget by 1996. However, in 1996, citing California's improving economy and budget situation, both Fitch and S&P raised their ratings from A to A+. In October, 1997, Fitch raised its rating from A+ to AA- referring to the State's fundamental strengths, the extent of its economic recovery and the return of financial stability. In October 1998, Moody's raised its rating from A1 to Aa3 citing the State's continuing economic recovery and a number of actions taken to improve the State's credit condition, including the rebuilding of cash and budget reserves. In August 1999, S&P raised its rating from A+ to AA- citing the State's strong economic performance and its return to structural fiscal balance.

     The State is a party to numerous legal proceedings, many of which normally occur in governmental operations and which, if decided against the State, might require the State to make significant future expenditures or impair future revenue sources.

     Some local governments in California have experienced notable financial difficulties. On December 6, 1994, Orange County, California, became the largest municipality in the United States to file for protection under the Federal bankruptcy laws. The filing stemmed from approximately $1.7 billion in losses suffered by the County's investment pool due to investments in high risk "derivative" securities. On June 12, 1996, it emerged from bankruptcy after the successful sale of $880 million in municipal bonds allowed the county to pay off the last of its creditors. On January 7, 1997, Orange County returned to the municipal bond market with a $136 million bond issue maturing in 13 years at an insured yield of 7.23%. In December, 1997, Moody's raised its ratings on $325 million of Orange County pension obligation bonds to Baa3 from Ba. In February 1998, Fitch assigned outstanding Orange County pension obligation bonds a BBB rating. In September 1999, Moody's assigned the County an issuer (implied general obligation) rating of Aa3 and, among other things, upgraded the ratings on the County's pension obligation bonds to A1. In January 2000, S&P upgraded its rating on the County's pension obligation bonds from BB to A-.


     Los Angeles County, the nation's largest county, has also experienced financial difficulty. Between 1992 and 1995, the County's long-term bonds were downgraded three times. This occurred as a result of, and among other things, severe operating deficits for the county's health care system. In addition, the county was affected by an ongoing loss of revenue caused by state property tax shift initiatives in 1993 through 1995. The County's improving financial condition has been reflected in improved general obligation bond ratings. In June 1999, the Los Angeles County Board of Supervisors approved a budget of approximately $15 billion for 1999-2000, up from the $13.6 billion approved for the previous fiscal year. The County's financial condition will continue to be affected by the large number of County residents who are dependent on government services and by a structural deficit in its health department.


     The effect of these various constitutional and statutory amendments and budget developments upon the ability of California issuers to pay interest and principal on their obligations remains unclear and in any event may depend upon whether a particular California tax-exempt security is a general or limited obligation bond and on the type of security provided for the bond. It is possible that other measures affecting the taxing or spending authority of California or its political subdivisions may be approved or enacted in the future.

     THE FLORIDA SERIES -- SPECIAL INVESTMENT CONSIDERATIONS. The following information is provided only for general information purposes and is not intended to be a description or summary of the investment considerations and factors which may have an affect on the Florida Series or the obligations of the issuers in which the Florida Series may invest. Prospective investors must read the entire prospectus to obtain information essential to the making of an informed investment decision.

     The Florida Series invests primarily in municipal securities and obligations of counties, cities, school districts, special districts, and other government authorities and issuers of the State of Florida, the interest on which is excludable from gross income for federal income tax purposes. The Florida Series may also invest in tax-exempt, municipal securities and obligations that are issued by governmental entities for the benefit of certain private obligors. The repayment of such securities and obligations ultimately is the responsibility of the private obligor and the governmental issuer typically is not responsible for the repayment of such securities and obligations. The municipal securities market of Florida is very diverse and includes many different types of obligations that are issued by a number of different issuers and which are payable from a variety of revenue sources. Accordingly, the ability of Florida issuers or private obligors to meet their obligations with respect to such municipal securities is influenced by various political, legal, economic and regulatory factors affecting such issuers, the State of Florida and the repayment sources supporting municipal obligations. If any of such issuers or private obligors cannot satisfy their repayment obligations, for any reason, the income, value and liquidity of the Florida Series may be adversely affected.


     As of January 1, 2000, the State of Florida's general obligation debt maintained ratings of "AA+" from Standard & Poor's Ratings Group, "AA" from Fitch IBCA and "Aa2" from Moody's Investors Service. It should be noted, however, that the Florida Series is not required to invest in State of Florida general obligation debt and, accordingly, may or may not have any investments in State of Florida general obligation debt from time to time. Some issuers in which the Florida Series invests may have ratings lower than the State's ratings noted above while others may have higher ratings.

     Florida presently is the fourth largest state in the United States and continues to be one of the most rapidly growing states. Between 1980 and 1990, Florida's population increased by approximately 3.2 million people, the second largest population increase for any state during the decade (California was first). During such period of time, Florida's total percentage growth in population was 32.7%, the fourth largest percentage increase among states. Florida's population has continued to grow since 1990, but at a slower pace than during the 1980s and prior decades. As of April 1, 1999, Florida's population had grown approximately 18.4% since April 1, 1990 to a total population of 15,322,040, making Florida the 9th fastest growing state in the 1990's.


     Florida's principal economic sectors include services and tourism, retail, light manufacturing, particularly in the electronic, chemical and transportation areas, finance and insurance, real estate, wholesale trade, transportation and communications, agriculture, government and the military. During the last few calendar years Florida's unemployment figures have approximated the national average.

Florida's economy has strengthened over the last several years reflecting the strong national economy. Most of Florida's economic sectors are expected to grow in the future and in light of Florida's geographic location and diverse population, it is anticipated that Florida will continue to benefit from the expanding world markets, especially Latin America.


     The State of Florida and its political subdivisions are each required by law to maintain balanced budgets. In order to satisfy this requirement, Florida government entities have utilized a combination of spending reductions and revenue enhancements. From time to time, tax and/or spending limitation initiatives are introduced by the Florida Legislature or are proposed by the citizens of the State in the form of amendments to the Florida Constitution. Two such amendments became effective during the 1990's and are generally described below.


     By voter referendum held in 1992, the Florida Constitution was amended by adding a subsection which, in effect, limits the annual increases in assessed just value of homestead property to the lesser of (1) three percent of the assessment for the prior year, or (2) the percentage change in the Consumer Price Index, as described and calculated in such amendment. The amendment further provides that (1) no assessment shall exceed just value, (2) after any change of ownership of homestead property or upon termination of homestead status, such property shall be reassessed at just value as of January 1 of the year following the year of sale or change of status, (3) new homestead property shall be assessed at just value as of January 1 of the year following the establishment of the homestead, and (4) changes, additions, reductions or improvements to homestead property shall initially be assessed as provided for by general law, and thereafter as provided in the amendment. Pursuant to a Florida Supreme Court ruling, the amendment became effective on January 1, 1995. Studies have been conducted analyzing the effect of this amendment on property values and tax collections in Florida since its effective date. Such studies conclude that while the assessed values of homestead property within the State have been lower due to the amendment, the impact on total property tax revenues for local governments within the State has been small due to growth in the total property tax base and the property tax revenues received with respect to non-homestead property. It is expected that the amendment's impact will be similar in future years.


     In the 1994 general election, Florida voters approved an amendment to the Florida Constitution which is commonly referred to as the "Limitation On State Revenues Amendment." This amendment provides that state revenues collected for any fiscal year shall be limited to state revenues allowed under the amendment for the prior fiscal year plus an adjustment for growth. Growth is defined as an amount equal to the average annual rate of growth in Florida personal income over the most recent twenty quarters times the state revenues allowed under the amendment for the prior fiscal year. State revenues collected for any fiscal year in excess of this limitation are required to be transferred to a budget stabilization fund until the fund reaches the maximum balance specified in the amendment to the Florida Constitution, and thereafter is required to be refunded to taxpayers as provided by general law. The limitation on state revenues imposed by the amendment may be increased by the Legislature, by a two-thirds vote in each house. This amendment took effect on January 1, 1995, and was first applicable to the State's fiscal year 1995-96. This amendment has had no impact for the state fiscal years following the effective date of the amendment, as State revenues were substantially below the constitutionally imposed limitation. It is projected that State revenues for the next few fiscal years also will not exceed the applicable revenue limitations. Estimates or projections beyond such period cannot be made with any certainty at this time.

     THE MASSACHUSETTS SERIES -- SPECIAL INVESTMENT CONSIDERATIONS. Between 1982 and 1988 The Commonwealth of Massachusetts had a strong economy which was evidenced by low unemployment and high personal income growth as compared to national trends. The Commonwealth experienced a significant economic slowdown from 1988 through 1992, with particular deterioration in the construction, real estate, insurance, financial and manufacturing sectors, including certain high technology areas. Economic activity has since improved and led to improvements in the housing industry and employment rates. Unemployment had risen to 8.5% in 1992, as compared to a national average of 7.4%; but decreased to 5.1% at the end of fiscal 1995 and further decreased to 4.1% at the end of fiscal 1996. The Massachusetts unemployment rate at the end of 1998 was 3.0% as compared to the national rate of 4.5%. At the end of fiscal year 1999, the Massachusetts unemployment rate was 3.1% as compared to the national average of 4.2%.

     The recent economic growth has resulted in a progressive growth of state tax revenues since 1993. Tax revenues for fiscal year 1998 are currently projected to be approximately 2.6% above fiscal year 1997. The Commonwealth had a budgetary deficit for fiscal year 1989 and 1990 of $466.4 million and $1,362.7 billion respectively. Deficits were avoided in fiscal 1991 and 1992, and a surplus was achieved from 1993-1999. In 1992, Standard & Poor's and Moody's raised their ratings of the Commonwealth's general obligation bonds from BBB and Baa1, respectively, to A and A, respectively and Standard & Poor's further raised such ratings to A+ in 1993. Currently, the Commonwealth's general obligation bonds are rated Aa3 and AA- by Moody's and Fitch IBCA, respectively. From time to time, the rating agencies may further change their ratings in response to budgetary matters or other economic indicators. Growth of tax revenues in the Commonwealth is limited by law. Effective July 1, 1990, limitations were placed on the amount of direct bonds the Commonwealth could have outstanding in a fiscal year, and the amount of the total appropriation in any fiscal year that may be expended for debt service on general obligation debt of the Commonwealth (other than certain debt incurred to pay the fiscal 1990 deficit and certain Medicaid reimbursement payments for prior fiscal years) was limited to ten percent. Moreover, Massachusetts local governmental entities are subject to certain limitations on their taxing power that could affect their ability or the ability of the Commonwealth to meet their respective financial obligations.


     If either Massachusetts or any of its local governmental entities is unable to meet its financial obligations, the income derived by the Massachusetts Series, the Series' net asset value, the Series' ability to preserve or realize capital appreciation or the Series' liquidity could be adversely affected.


     Between 1982 and 1988 The Commonwealth of Massachusetts had a strong economy which was evidenced by low unemployment and high personal income growth as compared to national trends. Economic growth in the Commonwealth slowed from 1988 to 1992, however, as the Commonwealth experienced a significant economic slowdown, with particular deterioration in the construction, real estate, financial, insurance and manufacturing sectors, including certain high technology areas. Economic activity began to improve in 1993 and continued to improve in 1994, particularly in the construction and service sectors as well as in housing sales. Since 1995, the services and wholesale and retail trade industries have been the two largest industries by number of employees. A continued low rate of inflation is expected to keep wage growth low and allow for slow-paced positive growth in the Massachusetts economy.

     Growth of state tax revenues in the Commonwealth slowed considerably in fiscal 1988, fiscal 1989 and fiscal 1990, while expenditures for state programs and services increased. Fiscal 1989 and 1990 ended with budgetary deficits of $466.4 million and $1.362 billion, respectively. The Commonwealth achieved budget surpluses in each fiscal year since 1991. The Commonwealth's fiscal 1999 budgeted expenditures and other uses are estimated to be approximately $20.8 billion. On a statutory basis of accounting, the Commonwealth has achieved a positive fund balance for each of the last five years. During this period, the fund balance increased from $726.5 million in fiscal year 1995 to $2.1 billion in 1999 for a cumulative improvement of $1.4 billion. In 1991, Standard & Poor's and Moody's lowered their ratings of the Commonwealth's general obligation bonds from AA and Aa, respectively, to BBB and Baa, respectively, but in 1992 each raised such ratings to A and in 1993, Standard & Poor's further increased such rating to A+. From time to time, the rating agencies may further change their ratings. Currently, the Commonwealth's general obligation bonds are rated A1 and AA by Moody's and Standard & Poor's, respectively.

     The Commonwealth's fiscal 1991 budget achieved a small surplus principally as a result of a one time reimbursement claim for Federal funds available under Medicaid reimbursement programs. In fiscal 1992 and 1993, budget surpluses were achieved through appropriation and spending reductions and a significant increase in revenues attributable to tax increases and enhanced revenue collections. Fiscal 1993 and 1994 tax revenues increased to account for approximately 45% of all revenues and financing sources. Fiscal 1996 tax revenues increased to account for approximately 47.5% of all revenues and financing sources. Fiscal 1997 tax revenues accounted for 47.7% and fiscal year 1998 tax revenues accounted for 44.9%. Tax revenues for 2000 are estimated to be 2.9% above fiscal 1999 actual collections of $14.3 billion.

     Growth of tax revenues in the Commonwealth is limited by law. In addition, effective July 1, 1990, limitations were placed on the amount of direct bonds (other than Fiscal Recovery Bonds and certain other limited exceptions) the Commonwealth may have outstanding in a fiscal year, and the amount of the total appropriation in any fiscal year that may be expended for payment of principal of and interest on general obligation debt (other than Fiscal Recovery Bonds) of the Commonwealth was limited to 10 percent of such appropriation.

     Furthermore, certain of the Commonwealth's cities and towns have at times experienced serious financial difficulties which have adversely affected their credit standing. The recurrence of such financial difficulties, or financial difficulties of the Commonwealth, could adversely effect the market values and marketability of, or result in default in payment on, outstanding obligations issued by the Commonwealth or its public authorities or municipalities. In addition, the Massachusetts statutes which limit the taxing authority of the Commonwealth or certain Massachusetts governmental entities may impair the ability of issuers of some Massachusetts obligations to pay debt service on their obligations.

     In Massachusetts the tax on personal property and real estate is virtually the only source of tax revenues available to cities and towns to meet local costs. "Proposition 2 1/2," an initiative petition adopted by the voters of the Commonwealth of Massachusetts on November 4, 1980, limits the power of Massachusetts cities and towns and certain tax-supported districts and public agencies to raise revenue from property taxes to support their operations, including the payment of certain debt service. Proposition 2 1/2 required many cities and towns to reduce their property tax levels to a stated percentage of the full and fair cash value of their taxable real estate and personal property and limited the amount by which the total property taxes assessed by a city or town might increase from year to year.


     To offset shortfalls experienced by local governments as a result of the implementation of Proposition 2 1/2, the state government increased direct local aid from the 1981 level of $1.632 billion to the fiscal 1989 level of $2.9 billion; however, direct local aid dropped in fiscal 1991 and 1992 to approximately $2.6 billion and $2.3 billion, respectively. In the period 1993 to 1996, direct local aid has increased from $2.5 billion to $3.3 billion. In fiscal 1997, 1998 and 1999, direct local aid increased to $3.7 billion, $3.9 billion and $4.3 billion, respectively.


     THE MICHIGAN SERIES -- SPECIAL INVESTMENT CONSIDERATIONS. The information set forth below is derived from official statements prepared in connection with the issuance of obligations of the State of Michigan and other sources that are generally available to investors, including the State of Michigan Comprehensive Annual Financial Reports for the fiscal years ended September 30, 1996, 1997 and 1998. The information is provided as general information intended to give a recent historical description and is not intended to indicate further or continuing trends in the financial or other positions of the State of Michigan. Such information constitutes only a brief summary, relates primarily to the State of Michigan, does not purport to include details relating to other potential issuers within the State of Michigan whose securities may be purchased by the Michigan Series and does not purport to be a complete description.


     Economy. The principal sectors of Michigan's economy are durable goods manufacturing (including automobile and office equipment manufacturing), tourism and agriculture. As reflected in historical employment figures, Michigan's economy has lessened its dependence upon durable goods manufacturing. In 1960, employment in such industry accounted for 33% of Michigan's labor force. This figure fell to 16.1% in 1998. Durable goods manufacturing (including auto-related manufacturing) continues, however, to be an important part of Michigan's economy. This industry is highly cyclical. Historically, during periods of economic decline or slow economic growth, the cyclical nature of this industry has adversely affected the revenue streams of Michigan and its political subdivisions because it has adversely impacted certain tax sources, particularly sales taxes, income taxes and single business taxes. Income per capita in Michigan in 1998 was approximately 0.9% lower than the national average. For the sixth consecutive year, contrary to the prior historical trend, the average annual unemployment rate for 1999 in Michigan was slightly lower than the average rate for the United States.

     Budget. The budget of Michigan is a complete financial plan and encompasses the revenues and expenditures, both operating and capital outlay, of the General Fund and special revenue funds. The budget is prepared on a basis consistent with generally accepted accounting principles. Michigan's fiscal year begins on October 1 and ends September 30 of the following year. Under Michigan law, the executive budget recommendations for any fund may not exceed the estimated revenue thereof, and an itemized statement of estimated revenues in each operating fund must be contained in an appropriation bill as passed by the Legislature, the total of which may not be less than the total of all appropriations made from the fund for that fiscal year. The Michigan Constitution provides that proposed expenditures and revenues of any fund must be in balance and that any prior year's surplus or deficit in any fund must be included in the succeeding year's budget for that fund.

     Michigan's Constitution limits the amount of total State revenues that may be raised from taxes and other sources. State revenues (excluding federal aid and revenues used for payment of principal of and interest on general obligation bonds) in any fiscal year are limited to a specified percentage of Michigan personal income in the prior calendar year or average thereof in the prior three calendar years, whichever is greater. The percentage is based upon the ratio of the 1978-79 fiscal year revenues to the total 1977 Michigan personal income (the total income received by persons in Michigan from all sources as defined and officially reported by the United States Department of Commerce). If revenues in any fiscal year exceed the revenue limitation by 1 percent or more, the entire amount exceeding the limitation must be rebated in the following fiscal year's personal income tax or single business tax. Annual excesses of less than 1 percent may be transferred into Michigan's Counter-Cyclical Budget and Economic Stabilization Fund ("BSF"). Michigan may raise taxes in excess of the limit in emergency situations when deemed necessary by the Governor and two-thirds of the members of each house of the Legislature.

     Michigan finances its operations through its General Fund and special revenue funds. The General Fund receives revenues that are not specifically required to be included in the special revenue funds. Approximately 55% of General Fund revenues are obtained from the payment of state taxes, and approximately 45% are obtained from federal and nontax revenue sources. The majority of the revenues from state taxes are from the personal income tax, the single business tax and the sales and use tax. In addition, Michigan levies various other taxes. Over two-thirds of total General Fund expenditures are made for education, the Family Independence Agency and the Department of Community Health. State support of public education consists of aid to local and intermediate school districts (which provide education to children in grades kindergarten through 12), charter schools, State universities, community colleges, and the Department of Education which is responsible for administering a variety of programs that provide additional special purpose funding for local and intermediate school districts. The Family Independence Agency and the Department of Community Health administer economic, social and medical assistance programs in Michigan, including Medicare, Medicaid and the Temporary Assistance to Needy Families block grant.

     Michigan ended fiscal years 1996-97 and 1997-98 with General Fund surpluses of $63.3 million and $55.2 million respectively. In fiscal year 1995-96, the State of Michigan made deposits into the BSF totaling $150.5 million. The unreserved balance for the BSF as of the end of fiscal year 1997-98, reported on a cash basis, was $1,000.5 million.

     For the fiscal year 1997-1998, General Fund revenues and other financing sources (including restricted sources, operating transfers in, and capital lease acquisitions) totaled approximately $19.3 billion while expenditures and other financing uses totaled approximately $18.8 billion. The unreserved fund balance of the General Fund was $55.2 million at that fiscal year-end.

     During fiscal year 1997-98, an error was identified pertaining to the Medicaid program administered by the Department of Community Health (DCH). Over a ten-year period, DCH did not properly record all Medicaid expenditures and revenues on a modified accrual basis as required by GAAP. For the fiscal year ended September 30, 1997, the General Fund did not reflect Medicaid expenditures of $178.7 million and federal revenue of $24.6 million. As a result, the fiscal year 1997-98 beginning fund balances were reduced by $154.1 million, to $893.1 million, to account for the correction of the prior period error.

     On January 27, 2000, the State's governor presented to the Legislature the proposed budget for fiscal year 2000-01 which proposes $36.2 billion of expenditures. As of February 11, 2000, this proposed budget was under review by the Legislature.

     DEBT. The Michigan Constitution limits Michigan general obligation debt to
(i) short-term debt for State operating purposes which must be repaid in the same fiscal year that it is issued and which cannot exceed 15% of the undedicated revenues received by the State during the preceding fiscal year,
(ii) short-and long-term debt unlimited in amount for the purpose of making loans to school districts and (iii) long-term debt for voter-approved purposes.


     Michigan has issued and has outstanding general obligation full faith and credit bonds for water resources, environmental protection program, recreation program and school loan purposes, which as of September 30, 1998 totaled approximately $874 million. In November 1988 Michigan's voters approved the issuance of $800 million of general obligation bonds for environmental protection and recreational purposes of which approximately $173 million remained to be issued as of September 30, 1998.

     On April 28, 1998, the State issued $160 million in general obligation school loan bonds for school loan purposes. On June 3, 1998, the State issued $90 million in general obligation environmental protection program bonds. In November 1998, the Michigan voters approved the issuance of $675 million in general obligation indebtedness for environmental and other purposes, of which the State issued $96,860,000 million in general obligation bonds in October 1999.


     There are also various state authorities and special purpose agencies created by Michigan which issue bonds secured by specific revenues. Such debt is not a general obligation of Michigan.


     Litigation. Michigan is a party to various legal proceedings seeking damages or injunctive or other relief. In addition to routine litigation, certain of these proceedings could, if unfavorably resolved from the point of view of Michigan, substantially affect State programs or finances. Those lawsuits involve programs generally in the areas of corrections, tax collection, commerce and budgetary reductions to school districts, governmental units and court funding. Relief sought includes damages in tort cases generally, alleviation of prison overcrowding, improvement of prison medical and mental health care, and refund claims under Michigan taxes. In an order dated June 10, 1997 and a decision rendered July 31, 1997, the Michigan Supreme Court decided, in the consolidated cases of Durant v. State of Michigan and Schmidt v. State of Michigan, that the state must pay $212 million to 84 school districts to settle litigation involving state mandates. The governor signed legislation providing $212 million to the 84 school districts. The $212 million was paid from the BSF on April 15, 1998. Approximately 400 other school districts asserted similar claims; the State has settled with these districts for payments that will, over fifteen years beginning in the fiscal year 1998-99, total $632 million. This amount is to be paid from the BSF and the General Fund; half in annual payments over ten years, and half in annual payments over fifteen years.

     On May 14, 1998, more than 100 Michigan school districts and individuals filed suit in the Michigan Court of Appeals, asserting that the current version of the state school aid act violates the Michigan Constitution in much the same manner as prior versions of the act were ruled unconstitutional by the Michigan Supreme Court in Durant, Durant, et al v State, et al ("Durant II"). The Durant II plaintiffs are seeking a monetary remedy of approximately $347 million for the 1997-1998 school year for the State's alleged underfunding of special education services, special education transportation, and school lunch programs. The Durant II plaintiffs are also requesting a declaratory judgment that the current version of the state school aid act will not provide proper funding levels for future school years. They also seek attorneys' fees and costs of the litigation. On October 30, 1998, the school districts moved to amend their complaint to challenge the newly-enacted amendments to the State School Aid Act, 1998 PA 339, to add claims for the 1999-2000 fiscal year and to add a new count for mandamus against the state treasurer. On December 2, 1998, the Court of Appeals granted the Durant II plaintiffs' motion to amend the complaint and established a briefing schedule. On September 17, 1999, the Court of Appeals granted plaintiffs' motion to file a second amended complaint which added approximately 125 new school districts and 125 individuals as additional plaintiffs. In October 1999, the Court of Appeals granted the plaintiffs' motion for summary disposition on the count seeking declaratory relief. On all other counts, the Court of Appeals ruled in favor of the State. On February 4, 2000, the Court of Appeals granted a stay in the proceedings pending appeal to the Michigan Supreme Court. The ultimate disposition of the legal proceedings described in this paragraph is not presently determinable.

     10th Judicial Circuit, et al. v. State of Michigan, et al.: On August 22, 1994, the Ingham Circuit and Probate Courts, together with the 55th District Court, filed suits in the Court of Claims and Ingham County Circuit Court against the State of Michigan and Ingham County for declaratory and injunctive relief, and for damages, due to the alleged failure of the State Court Administrative Office to properly calculate Ingham County's reimbursement under MCL 600.9947, the court funding statute. This case was dismissed by stipulation of the parties because the plaintiffs are members of a class action suit filed in the Saginaw County Circuit Court with claims identical to those filed in the Court of Claims and Ingham County Circuit Court. The plaintiffs in the continuing case assert that the amount in controversy exceeds five million dollars. The court granted final class certification on April 26, 1996. The case is currently pending in Saginaw County Circuit Court.

     Year 2000. On January 25, 2000, the department responsible for Michigan's Year 2000 Project reported that the State did not experience any significant events related to the so-called "Y2K Bug."

     Property Tax Initiatives. On March 15, 1994, Michigan voters approved a property tax and school finance reform measure known as Proposal A. Under Proposal A, as approved, effective May 1, 1994, the State sales and use tax increased from 4% to 6%, the State income tax decreased from 4.6% to 4.4%, the cigarette tax was increased from $.25 to $.75 per pack and an additional tax of 16% of the wholesale price began to be imposed on certain other tobacco products. A .75% real estate transfer tax became effective on January 1, 1995. Beginning in 1994, a State of Michigan property tax of six mills began to be imposed on all real and personal property currently subject to the general property tax. All local school boards are authorized, with voter approval, to levy up to the lesser of 18 mills or the number of mills levied in 1993 for school operating purposes on nonhomestead property and nonqualified agricultural property. Proposal A contains additional provisions regarding the ability of local school districts to levy taxes, as well as a limit on annual assessment increases for each parcel of property beginning in 1995; increases for each parcel of property are limited to the lesser of 5% or the rate of inflation. When property is sold, its assessed value reverts to the current assessment level of 50% of true cash value. Under Proposal A, much of the additional revenue generated by the new taxes will be dedicated to the State's School Aid Fund. Proposal A shifts significant portions of the cost of local school operations from local school districts to the State of Michigan and raises additional State revenues to fund those additional State expenses. Those additional revenues will be included within the State's constitutional revenue limitations and may impact the State's ability to raise additional revenues in the future.

     Ratings. As of October 12, 1999, Michigan's general obligation bonds were rated "Aa1" by Moody's Investors Service, "AA+" by Standard & Poor's Ratings Services and "AA+" by Fitch Investors Service. All of these ratings represent an upgrade of previous ratings of Aa2, AA, and AA respectively. These upgrades occurred in early 1998, and were reaffirmed as recently as October 1999. To the extent that the portfolio of the Michigan Series is composed of revenue obligations of the State of Michigan or revenue or general obligations of local governments or State or local authorities, rather than general obligations of the State of Michigan, ratings on such components of the Michigan Series will be different from those given to the general obligations of the State of Michigan and their value may be independently affected by economic matters not directly impacting the State.


     TREATMENT OF DISTRIBUTIONS FOR MICHIGAN TAX PURPOSES. Under existing Michigan law, to the extent that the distributions from the Michigan Series qualify as "exempt-interest dividends" of a regulated investment company under
Section 852(b)(5) of the Code which are attributable to interest on tax-exempt obligations of the State of Michigan, its political or governmental subdivisions, or its governmental agencies or instrumentalities ("Michigan Obligations"), or obligations of the United States or its agencies or possessions that are exempt from state taxation, such distributions will also not be subject to Michigan income tax or Michigan single business tax.

     To the extent that distributions of the Michigan Series are derived from other income, including long- or short-term capital gains, the distributions will not be exempt from Michigan income tax or Michigan single business tax.

     Certain Michigan cities have adopted Michigan's uniform city income tax ordinance, which under the Michigan city income tax act is the only income tax ordinance that may be adopted by cities in Michigan. To the extent the distributions on the Michigan Series are not subject to Michigan income tax, they are not subject to any Michigan city's income tax.


     THE MINNESOTA SERIES -- SPECIAL INVESTMENT CONSIDERATIONS. The information set forth below is derived from official statements prepared in connection with the issuance of obligations of the State of Minnesota and other sources that are generally available to investors. The information is provided as general information intended to give a recent historical description and is not intended to indicate further or continuing trends in the financial or other positions of the State of Minnesota. Such information constitutes only a brief summary, relates primarily to the State of Minnesota, does not purport to include details relating to all potential issuers within the State of Minnesota whose securities may be purchased by the Minnesota Series, and does not purport to be a complete description.


     The State of Minnesota has experienced certain budgeting and financial problems since 1980. However, in recent years, Accounting General Fund balances have been positive.


     In February 1992 the Commissioner of Finance estimated the Accounting General Fund balance at June 30, 1993, at negative $569 million. The balance at June 30, 1995, was projected at negative $1.75 billion.

     The 1992 Legislature reduced expenditures by $262 million for the biennium ending June 30, 1993, enacted revenue measures expected to increase revenue by $149 million, and reduced the budget reserve by $160 million to $240 million.

     After the Legislature adjourned in April 1992, the Commissioner of Finance estimated the Accounting General Fund balance at June 30, 1993, at $2.4 million, and projected the balance at June 30, 1995, at negative $837 million. A November 1992 forecast estimated the balance at June 30, 1993, at positive $217 million and projected the balance at June 30, 1995, at negative $769 million.

     A March 1993 forecast projected an Accounting General Fund balance at June 30, 1995, at negative $163 million out of a budget for the biennium of approximately $16.7 billion, and estimated a balance at June 30, 1997, at negative $1.6 billion out of a budget of approximately $18.7 billion.

     The 1993 Legislature authorized $16.519 billion in spending for the 1993-1995 biennium, an increase of 13.0 percent from 1991-1993 expenditures. Resources for the 1993-1995 biennium were projected to be $16.895 billion, including $657 million carried forward from the previous biennium. The $16.238 billion in projected non-dedicated and dedicated revenues was 10.3 percent greater than in the previous biennium and included $175 million from revenue measures enacted by the 1993 Legislature. The Legislature increased the health care provider tax to raise $79 million, transferred $39 million into the Accounting General Fund and improved collection of accounts receivable to generate $41 million.

     After the Legislature adjourned in May 1993, the Commissioner of Finance estimated that at June 30, 1995, the Accounting General Fund balance would be $16 million and the budget reserve, as approved by the 1993 Legislature, would be $360 million. The Accounting General Fund balance at June 30, 1993, was $463 million.

     The Commissioner of Finance, in a November 1993 forecast, estimated the Accounting General Fund balance at June 30, 1995, at $430 million, due to projected increases in revenues and reductions in expenditures, and the balance at June 30, 1997, at $389 million. The Commissioner recommended that the budget reserve be increased to $500 million. He estimated that if current laws and policies continued unchanged, revenue would grow 7.7 percent and expenditures
6.0 percent in the 1995-1997 biennium.

     A March 1994 forecast projected an Accounting General Fund balance at June 30, 1995, at $623 million, principally due to a projected $235 million increase in revenues to $16.6 billion for the biennium. The balance at June 30, 1997, was estimated to be $247 million.

     The 1994 Legislature provided for a $500 million budget reserve; appropriated to school districts $172 million to allow the districts, for purposes of state aid calculations, to reduce the portion of property tax collections that the school districts must recognize in the fiscal year during which they receive the property taxes; increased expenditures $184 million; and increased expected revenues $4 million.

     Of the $184 million in increased expenditures, criminal justice initiatives totaled $45 million, elementary and higher education $31 million, environment and flood relief $18 million, property tax relief $55 million, and transit $11 million. A six-year strategic capital budget plan was adopted with $450 million in projects financed by bonds supported by the Accounting General Fund. Other expenditure increases total $16.5 million.

     Included in the expected revenue increase of $4 million were conformity with federal tax changes to increase revenues $27.5 million, a sales tax phasedown on replacement capital equipment and miscellaneous sales tax exemptions decreasing revenues $17.3 million, and other measures decreasing revenues $6.2 million.

     After the Legislature adjourned in May 1994, the Commissioner of Finance estimated the Accounting General Fund balance at June 30, 1995, at $130 million.

     The Commissioner of Finance, in a November 1994 forecast, estimated the Accounting General Fund balance at June 30, 1995, at $268 million, due to projected increases in revenues and decreases in expenditures, and the balance at June 30, 1997, at $190 million.

     A February 1995 forecast projected an Accounting General Fund balance at June 30, 1995, at $383 million, due to a $93.5 million increase in projected revenues and a $21.0 million decrease in expenditures. The balance at June 30, 1997, was projected at $250 million.

     The 1995 Legislature authorized $18.220 billion in spending for the 1995-1997 biennium, an increase of $1.395 billion, 8.3 percent, from 1993-1995 expenditures. Resources for the 1995-1997 biennium were projected to be $18.774 billion, including $921 million carried forward from the previous biennium.

     The Legislature authorized 7.1 percent more spending for elementary and secondary education in the 1995-1997 biennium than in 1993-1995, 0.9 percent more in local government aids, 14.2 percent more for health and human services,
2.3 percent more for higher education, and 25.1 percent more for corrections. The Legislature set the budget reserve at $350 million and established a supplementary reserve of $204 million in view of predicted federal cutbacks.

     After the Legislature adjourned in May 1995, the Commissioner of Finance estimated that at June 30, 1997, the Accounting General Fund balance would be zero. The Accounting General Fund balance at June 30, 1995, was $481 million.

     The Commissioner of Finance, in a November 1995 forecast, estimated the Accounting General Fund balance at June 30, 1997, at $824 million, due to a $490 million increase in revenues from those projected in May 1995, a $199 million reduction in projected expenditures, and a $135 million increase in the amount carried forward from the 1993-1995 biennium. An improved national economic outlook increased projected net sales tax revenue $257 million and reduced projected human services expenditures $231 million. The Commissioner estimated the Accounting General Fund balance at June 30, 1999, at negative $28 million.

     Only $15 million of the $824 million projected 1995-1997 surplus was available for spending. The statutes require that an additional $15 million be placed in the supplementary budget reserve, and an additional $794 million must be appropriated to school districts to allow the districts, for purposes of state aid calculations, to eliminate the 48 percent of property tax collections that the school districts must recognize in the fiscal year during which they receive the property taxes.

     A February 1996 forecast projected an Accounting General Fund balance at June 30, 1997, at $873 million, due to a $104 million increase in projected revenues, a $19 million increase in expenditures, and a $36 million reduction in the June 30, 1995, ending balance. The amount available for spending increased from $15 million to $64 million.

     In February 1996, the Commissioner of Finance estimated the Accounting General Fund balance at June 30, 1999, at $54 million.

     The 1996 Legislature reduced the State of Minnesota's commitment to eliminate the so-called school recognition shift. The 1995 Legislature had voted to allow school districts, for purposes of state aid calculations, to eliminate the 48 percent of property tax collections that the school districts must recognize in the fiscal year during which they receive the property taxes. The 1996 Legislature raised the percentage for the 1995-1997 biennium from zero to 7 percent, saving the State $116 million.

     The 1996 Legislature increased expenditures $130 million, including $37 million for elementary education and youth development; $14 million for higher education; $17 million for health systems and human services reforms; $16 million for public safety and criminal justice; and $36 million for transportation, environment and technology. The Legislature also approved $614 million in capital projects to be funded by general obligation bonds and appropriations and increased expected revenues $5 million.

     After the Legislature adjourned in April 1996, the Commissioner of Finance estimated the Accounting General Fund balance at June 30, 1997, at $1 million. The Accounting General Fund balance at June 30, 1996, was $445 million.

     The Commissioner of Finance, in a November 1996 forecast, estimated the Accounting General Fund balance at June 30, 1997, at $793 million, due to a $646 million increase in revenues from those projected in April 1996, a $209 million reduction in expenditures, and $63 million in other changes. The longest period of national economic growth since World War II, through mid-1999, was forecast. Individual income taxes were forecast to be $427 million more than projected in April 1996, and sales taxes $81 million more. Of the $209 million reduction in forecast expenditures, $199 million were health and human services expenditures.

     Existing statutes require the first $114 million of the forecast balance to be dedicated to a new education aid reserve for use in the 1997-1999 biennium. Another $157 million must be used to increase from 85 to 90 percent the portion of state aid to school districts that is paid in the fiscal year during which the districts become entitled to aid.

     A February 1997 forecast projected an Accounting General Fund balance at June 30, 1997, at $866 million (after taking into account the $114 million and $157 million items referred to above), due to a $236 million increase in projected revenues and a $108 million decrease in expenditures. The balance at June 30, 1999, was projected at $1.7 billion.

     The 1997 Legislature, in a regular session and June and August special sessions, authorized $20.924 billion in spending for the 1997-1999 biennium, an increase of $2.231 billion, or 11.8 percent, from 1995-1997 expenditures. Resources for the 1997-1999 biennium were projected to be $21.946 billion, including $1.630 billion carried forward from the previous biennium.

     The Legislature authorized 14.8 percent more spending for elementary and secondary education spending in the 1997-1999 biennium than in 1995-1997, 17.6 percent more for health and human services, 12.5 percent more in local government aids, 10.7 percent more for higher education, and 0.3 percent more for all other expenditures. The Legislature set the General Fund budget reserve at $522 million. The cash flow account was set at $350 million, and a property tax reform reserve account of $46 million was created for future restructuring of the property tax system. Other reserves totaled $72 million.

     After the Legislature adjourned its second special session in August 1997, the Commissioner of Finance estimated that at June 30, 1999, the Accounting General Fund balance would be positive $32 million. The Accounting General Fund balance at June 30, 1997 was an estimated $861 million.


     The Commissioner of Finance, in a November 1997 forecast, estimated the Accounting General Fund balance at June 30, 1999, at $1.360 billion, $1.328 billion more than estimated after the 1997 Legislature adjourned, due to a $729 million increase in projected revenues, a $256 million reduction in projected expenditures, $21 million increase in dedicated reserves, and a $364 million increase in the projected amount carried forward from the 1995-1997 biennium. Higher than anticipated individual income tax payments were the major source of $272 million in additional revenues in the first half of 1997, and human services savings were the principal source of $92 million in reduced expenditures. The Commissioner estimated the Accounting General Fund balance at June 30, 2001, at $1.284 billion.

     Only $453 million of the $1.360 billion projected 1997-1999 surplus was available for spending. The statutes allocate the first $81 million of the forecast balance to fund K-12 education tax credits and deductions enacted in 1997. Sixty percent of the remainder plus interest, $826 million, is added to a property tax reform account.

     A February 1998 forecast projected an Accounting General Fund balance at June 30, 1999, at $1.045 billion, due to a $507 million increase in projected revenues, a $90 million decrease in expenditures, and a $5 million increase in dedicated reserves. The balance at June 30, 2001, was projected at $2.137 billion.


     The 1998 Legislature increased spending $125 million for K-12 education aids, $90 million to reduce the school property tax recognition shift percentage to zero, $73 million for higher education, and $148 million for all other operations. The Legislature also approved $999 million in capital improvements, to be funded by $509 million in bonds and $502 million in appropriations. The General Fund budget reserve was set at $622 million.


     After the Legislature adjourned in April 1998, the Commissioner of Finance estimated the Accounting General Fund balance at June 30, 1999, at $35 million.



     The Commissioner of Finance, in a November 1998 forecast, estimated the Accounting General Fund balance at June 30, 1999, at $953 million, due to an $803 million increase in non-tobacco revenues, the receipt of $461 million in tobacco settlement revenues, and a $262 million reduction in expenditures. A total of $609 million of the $1.562 billion of estimated available revenues is statutorily dedicated to reserves, tax reduction, and cash to replace bonding.

     The Commissioner of Finance in November 1998 estimated the balance at June 30, 2001, at $3.324 billion.

     A February 1999 forecast projected an Accounting General Fund balance at June 30, 1999, at $1.235 billion due to a $285 million increase in projected revenues and a $3 million increase in expenditures. The balance at June 30, 2001, was projected at $4.056 billion.

     The 1999 Legislature authorized $23.384 billion in spending for the 1999-2001 biennium, an increase of $2.053 billion, or 9.6%, from 1997-1999 expenditures. Resources for the 1999-2001 biennium were projected to be $24.620 billion. Revenues, excluding the balance brought forward from the 1997-1999 biennium, are expected to be $2.248 billion, or 10.8%, greater than the previous biennium.

     The Legislature passed a $1.250 billion sales tax rebate. Individual income tax rates were reduced in all three brackets, from 6.0% to 5.5%, from 8.0% to 7.25%, and from 8.5% to 8.0%. In addition, the "marriage penalty" inherent in the previous rate structure was eliminated. These changes reduced projected revenues by $1.312 billion for the 1999-2001 biennium.

     The Legislature authorized 15.7% more spending for elementary and secondary education in the 1999-2001 biennium than in 1997-1999, 21.6% more for property tax aid programs to local governments, 12.2% more for health and human services and 7.0% more for higher education.

     The Legislature also provided that if, based on a forecast of general fund revenues and expenditures in November of an even-numbered year or February of an odd-numbered year, the Commissioner of Finance projects a positive unrestricted budgetary general fund balance at the close of the biennium that exceeds one-half of one percent of total general fund biennial revenues, the Commissioner shall designate the entire balance as available for rebate to taxpayers. In making the determinations of general fund balance or biennial revenue, the Commissioner is prohibited from including any balance or revenue attributable to certain tobacco settlement payments received after July 1, 1998 and before July 1, 2001. If the Commissioner designates an amount for rebate, the Governor must then present a plan to the Minnesota Legislature for rebating that amount, with payments to begin no later than August 15 of the odd-numbered year. The legislation provides that the Legislature shall either enact, modify or reject the plan presented by the Governor.

     After the Legislature adjourned in May 1999, the Commissioner of Finance estimated that at June 30, 2001, the Accounting General Fund balance would be positive $80 million. The Accounting General Fund balance at June 30, 1999, was an estimated $1.518 billion.

     The Commissioner of Finance, in a November 1999 forecast, estimated the Accounting General Fund balance at June 30, 2001, at $1.584 billion, $1.504 billion more than estimated after the 1999 Legislature adjourned, due to a $1.154 billion increase in projected revenues, a $453 million gain from the 1997-1999 biennium, and a $103 million decrease caused by spending increases and other changes.

     Only $571 million of the $1.584 billion projected 1999-2001 surplus was available for spending. The statutes allocate $43 million to provide a $50 increase in per pupil elementary and secondary school aids. Sixty percent of the remaining balance plus interest, $1.013 billion, is deposited into the Property Tax Reform Account.


     The State of Minnesota has no obligation to pay any bonds of its political or governmental subdivisions, municipalities, governmental agencies, or instrumentalities. The creditworthiness of local general obligation bonds is dependent upon the financial condition of the local government issuer, and the creditworthiness of revenue bonds is dependent upon the availability of particular designated revenue sources or the financial conditions of the underlying obligors. Although most of the bonds owned by the Minnesota Series are expected to be obligations other than general obligations of the State of Minnesota itself, there can be no assurance that the same factors that adversely affect the economy of the State generally will not also affect adversely the market value or marketability of such other obligations, or the ability of the obligors to pay the principal of or interest on such obligations.


     At the local level, the property tax base has recovered after its growth was slowed in many communities in the early 1990s by an overcapacity in certain segments of the commercial real estate market. Local finances are also affected by the amount of State aid that is made available. Further, various of the issuers within the State of Minnesota, as well as the State of Minnesota itself, whose securities may be purchased by the Minnesota Series, may now or in the future be subject to lawsuits involving material amounts. It is impossible to predict the outcome of these lawsuits. Any losses with respect to these lawsuits may have an adverse impact on the ability of these issuers to meet their obligations.

     The Department of Finance acknowledged in 1995 that the State of Minnesota's accounting system was not Year 2000 (Y2K) compliant and that the systems vendor would deliver a compliant version upgrade in the future. In mid-1997, State of Minnesota technical staff, along with the systems vendor, began a $6.5 million project to install the new compliant version of the accounting software. The State of Minnesota implemented the new software version on November 30, 1998. Testing of the new compliant version to date has been very positive. Even if the State of Minnesota successfully addresses its Year 2000 compliance, there can be no assurance that any other organization or governmental agency with which the State of Minnesota electronically interacts, including vendors and the federal government, will be Year 2000 compliant. In the event of any such occurrences, the State of Minnesota may face material adverse consequences with respect to its revenues and operations. Local issuers in the State of Minnesota may face similar problems.

     Legislation enacted in 1995 provides that it is the intent of the Minnesota Legislature that interest income on obligations of Minnesota governmental units, and exempt-interest dividends that are derived from interest income on such obligations, be included for Minnesota income tax purposes in the net income of individuals, estates and trusts, if it is judicially determined that the exemption by Minnesota of such interest or such exempt-interest dividends unlawfully discriminates against interstate commerce because interest income on obligations of governmental issuers located in other states, or exempt-interest dividends derived from such obligations, is so included. This provision provides that it applies to taxable years that begin during or after the calendar year in which such judicial decision becomes final, regardless of the date on which the obligations were issued, and that other remedies apply for previous taxable years. The United States Supreme Court in 1995 denied certiorari in a case in which an Ohio State Court upheld an exemption for interest income on obligations of Ohio governmental issuers, even though interest income on obligations of non-Ohio governmental issuers was subject to tax. In 1997, the United States Supreme Court denied certiorari in a subsequent case from Ohio involving the same taxpayer and the same issue, in which the Ohio Supreme Court refused to reconsider the merits of the case on the ground that the previous final state court judgment barred any claim arising out of the transaction that was the subject of the previous action. It cannot be predicted whether a similar case will be brought in Minnesota or elsewhere, or what the outcome of such case would be. Should an adverse decision be rendered, the value of the securities purchased by the Minnesota Series might be adversely affected, and the value of the shares of the Minnesota Series might also be adversely affected.

     The State's bond ratings in August, 1999 were Aaa by Moody's, AAA by S&P, and AAA by Fitch's. Economic difficulties and the resultant impact on State and local government finances may adversely affect the market value of obligations in the portfolio of the Minnesota Series or the ability of respective obligors to make timely payment of the principal and interest on such obligations.


     THE NEW JERSEY SERIES -- SPECIAL INVESTMENT CONSIDERATIONS. The portfolio of the New Jersey Series contains different issues of debt obligations issued by or on behalf of the State of New Jersey and counties, municipalities and other political subdivisions and other public authorities thereof or by the Government of Puerto Rico or the Government of Guam or by their respective authorities. Investment in the New Jersey Series should be made with an understanding that the value of the underlying Portfolio may decline with increases in interest rates. Prospective investors should consider the recent financial difficulties and pressures which the State of New Jersey and certain of its public authorities have undergone.

     The New Jersey State Constitution prohibits the legislature from making appropriations in any fiscal year in excess of the total revenue on hand and anticipated. A debt or liability that exceeds 1% of total appropriations for the year is also prohibited, unless it is in connection with a refinancing to produce a debt service savings or it is approved at a general election. Such debt must be authorized by law and applied to a single specified object or work. These Constitutional provisions do not apply to debt incurred because of war, insurrection or emergencies caused by disaster.

     Pursuant to Article VIII, Section II, par. 2 of the New Jersey Constitution, no monies may be drawn from the State Treasury except for appropriations made by law. In addition, the monies for the support of State government and all State purposes, as far as can be ascertained, must be provided for in one general appropriation law covering one and the same fiscal year.

     In addition to the Constitutional provisions, the New Jersey statutes contain provisions concerning the budget and appropriation system. Under these provisions, each unit of the State requests an appropriation from the Director of the Division of Budget and Accounting, who reviews the budget requests and forwards them with her recommendations to the Governor. The Governor then transmits a recommended expenditures and sources of anticipated revenue to the legislature, which reviews the Governor's Budget Message and submits an appropriation bill to the Governor for her signature by July 1 of each year. At the time of signing the bill, the Governor may revise appropriations or anticipated revenues. That action can be reversed by a two-thirds vote of each House. No supplemental appropriation may be enacted after adoption of the act, except where there are sufficient revenues on hand or anticipated, as certified by the Governor, to meet the appropriation. Finally, the Governor may, during the course of the year, prevent the expenditure of various appropriations when revenues are below those anticipated or when any such expenditure is determined not to be in the best interest of the State.

     Reflecting the economic downturn recently affecting the Northeast, the rate of unemployment in the State rose from a low of 3.6 percent during the first quarter of 1989 to a recessionary peak of 8.5% during 1992. Since then, the unemployment rate fell to an average of 6.2% in 1996 and then from 5.7% in November 1997 to 4.4% in January, 1998 and 4.2% in November 1998.

     Earnings of workers employed in New Jersey rose from $162,701,773,000 in 1996 to $171,766,782,000 in 1997, an increase of 5.6%. The largest industries in 1997 based on earnings percentage were services (30.7% of earnings), state and local government (11.8%) and manufacture of nondurable goods (10.0%). New Jersey's total personal income of $259,566,754,000 in 1997 ranked 8th in the United States, representing a 5% increase from 1996. New Jersey's 1997 per capita income of $32,233 ranked 3rd in the United States, representing an increase of 4.3% from 1996.

     After an average annual manufacturing job loss of 33,500 from 1989 through 1992, New Jersey's factory job losses fell to 13,300 and 7,300 during 1993 and 1994 respectively. During 1995 and 1996, however, manufacturing job losses increased to 10,100 and 13,900. However, according to information from the Bureau of Labor Statistics, only 9,200 manufacturing jobs, or 1.89%, were lost from November, 1997 to November, 1998. Over the same period, construction jobs increased by 5.03%; transportation and public utilities by 1.79%; trade by 1.98%; finance, insurance and real estate by 2.37%; and services by 3.31%. Employment in government decreased slightly over this period. Total job growth peaked in 1997 at 87,000, up from a recent average of 50,000 a year. Total jobs increased by 65,100 from November, 1997 to November, 1998 or 1.72%. The Rutgers Economic Advisory Service has predicted that 76,400 new jobs will be created in 1999 with most positions in the service and retail sectors and in communications.

     According to a report issued by the Federal Reserve Board in December, 1998 (the "Beige Book"), housing permits surged in October, 1998 led by a wave of multifamily projects in Northern New Jersey. At the same time, moreover, New Jersey homebuilders were reporting fairly strong recent traffic and sales. Most office building construction forecast for the next two years is expected to be built in central New Jersey according to a survey by the New Jersey Chapter of the National Association of Industrial and Office Properties. Eighty-five percent of $1.62 billion is expected to be spent on new office and industrial sites in Monmouth, Middlesex, Somerset, Morris and Mercer Counties, and two-thirds of $1.62 billion will be spent in Morris and Mercer alone. However, total construction spending projections for 1999 and 2000 of $14.1 billion represent a 9.6% drop from $15.6 billion forecast a year ago for 1998 and 1999.

     Based on estimates released by the United States Census Bureau, New Jersey's estimated population grew from 8,058,384 to 8,115,011 in the 12-month period ending July 1, 1998, an increase of 0.7%. This compares with an increase of 0.2% for New York and a decrease of -0.1% for Pennsylvania over the same period. The relatively small New Jersey increase, compared to a national increase of 1%, overlays a significant population shift within the State from northeastern industrial areas towards the coast and central New Jersey.

     The State's 1999 Fiscal Year budget became law on June 30, 1998. Of the $18,123.8 million appropriated in Fiscal Year 1999 from the General Fund, the Property Tax Relief Fund, the Gubernatorial Elections Fund, the Casino Control Fund and the Casino Revenue Fund, the following appropriations were made for the following purposes: (i) $7,455.1 million (41.1%) for State Aid to Local Governments ("State Aid"), (ii) $4,898.8 million (27.0%) for Grants-in-Aid,
(iii) $4,653.2 million (25.7%) for Direct State Services, (iv) $501.1 million (2.8%) for Debt Service on State general obligation bonds and (v) $615.6 million (3.7%) for Capital Construction.

     The largest recommended appropriation included in the State Aid category, in the amount of $5,925.6 million, was for elementary and secondary education programs including $2,747.6 million for core curriculum standards, $302.5 million for early childhood aid, $249.8 million for Abbott v. Burke Parity Remedy aid (see litigation discussion below), $261.1 million for pupil transportation aid, $647.9 million for special education, $82.7 million for nonpublic school aid and $95.1 million for debt service on school bonds. Also, a State Aid appropriation of $50.0 million for facilities improvements was funded from a portion of an increase in State cigarette taxes. Additional significant appropriations for schools included $157 million for supplemental core curriculum standards aid, $187.3 million for demonstrably effective program aid and $917.4 million to assist school districts with their contributory share of the social security and teachers' pensions and benefits programs.

     Other recommended appropriations in the State Aid category included $836.6 million for the Department of Community Affairs, $756.1 million for Consolidated Municipal Property Tax Relief,

$16.7 million for housing programs, $33.0 million for block grant programs, $30.0 million for discretionary aid, $252.7 million for welfare programs, $80.3 million for county mental hospitals, $50.0 million for matching funds to local governments for open space preservation. State Aid appropriations to the Department of Treasury of $228.7 million were used for aid to county colleges ($159.8 million); the cost of property tax deductions and exemptions for senior citizens, disabled persons and veterans ($53.6 million); and the State contribution to the Consolidated Police and Firemen's Pension Fund ($9.3 million).

     The second largest category of appropriations, after State Aid ($4,898.8 million), was for Grants-in-Aid. This category represents amounts used for payments to individuals or to public or private agencies for benefits or services to which a recipient is by law entitled. The third largest category ($4,653.2 million) was for Direct State Services consisting of amounts used to support the operation of State government departments, the Executive office, various State commissions and the State legislature and judiciary. Finally, smaller amounts were appropriated to pay debt service on general obligation bonds of the State ($501.1 million) and for capital construction financed on a pay-as-you go basis ($615.6 million).

     At any given time, there are various claims and cases pending against the State and State agencies and employees, seeking recovery of monetary damages that are primarily paid out of the fund created pursuant to the Tort Claims Act, N.J.S.A. 59:1-1 et seq. Such claims include but are not limited to those that may be filed against the University of Medicine and Dentistry and its employees seeking recoveries for alleged medical malpractice. In addition, at any given time there are various contract and other claims against the State, among other parties, including environmental claims arising from the alleged disposal of hazardous wastes, seeking recovery of monetary damages. The State is unable to estimate its exposure for these claims and cases. An independent study estimated an aggregate potential exposure of $85,300,000 for tort and medical malpractice claims pending, as of December 31, 1997. Moreover, New Jersey is involved in a number of other lawsuits in which adverse decisions could materially affect revenue or expenditures.

     Such lawsuits include (1) actions challenging assessments made upon property and casualty liability insurers doing business in New Jersey pursuant to the Fair Automobile Insurance Reform Act; (2) a suit challenging the constitutionality on Federal Commerce Clause grounds, of certain hazardous and solid waste licensure renewal fees collected by the Department of Environmental Protection; (3) litigation seeking to extend to middle income and poor rural school districts the mandate of Abbott v. Burke, which requires poor urban school districts to be provided amounts sufficient to permit them to spend at the average of wealthy suburban school districts; (4) a class action challenging the treatment of prisoners with serious mental disorders confined within the State Department of Corrections system; (5) two separate suits alleging violation of environmental laws resulting from alleged contamination existing at the State-owned Liberty State Park and from certain soil shipments made to that Park in connection with the I-287 wetlands mitigation project; (6) an action challenging the State's application of the "spousal impoverishment provisions" of the Medicare Catastrophic Coverage Act governing the treatment of income and resources available to the "community" spouse when an institutionalized spouse seeks to establish Medicare eligibility; (7) a challenge by 18 New Jersey hospitals to the State's Medicaid reimbursement procedures; (8) a series of challenges to the construction and issuance of bonds to construct an Atlantic City road and tunnel project including challenges based on alleged violations of (i) State constitutional provisions limiting the use of certain revenues, (ii) federal securities law disclosure requirements and (iii) certain federal and State environmental requirements;
(9) a breach of contract and civil rights action brought against the State by Medicare part B service providers who seek reimbursement for Medicare co-insurance and deductibles not paid by the State Medicaid program from 1988 to February 10, 1995; (10) a suit brought by a private resource recovery facility owner and operator against the State Department of Environmental Protection and others, including the Camden County Pollution Control Financing Authority ("CCPCFA"), seeking a halt to the County's solid waste reprocurement process pending clarification of bid specifications with a cross claim against the State brought by CCPCFA; (11) a challenge on State constitutional grounds to the "family cap" provisions of the State Work First New Jersey Act brought on behalf of all persons who did not receive an increase in certain welfare benefits because of the cap; and (12) a challenge to a State contract award made for the procurement of an enhanced motor vehicle inspection system which, if system implementation is delayed, may expose the State to significant federal sanctions including loss of federal transportation funds and imposition of stricter air pollution standards.

     Year 2000. Beginning in 1997, the State required all State departments to develop three year action plans identifying all impacts expected from the "Year 2000" problem potentially affecting computer operations as that year draws near. External parties have been requested to provide similar plans. Testing, validation and implementation of critical centrally maintained systems was 55% complete as of June 30, 1998. As of that date, the State had incurred expenses of approximately $55 million of $132 million estimated to be needed to achieve Year 2000 compliance.

     As of January 1999, the State's general obligation bonds were rated AA+ by S&P and Fitch and Aa1 by Moody's.

     THE NEW YORK SERIES -- SPECIAL INVESTMENT CONSIDERATIONS. Since the New York Series concentrates its investments in New York tax-exempt securities, the Fund is significantly affected by any political, economic or regulatory developments affecting the ability of New York tax-exempt issuers to pay interest or repay principal. Investors should be aware that certain issuers of New York tax-exempt securities have experienced serious financial difficulties in recent years. A reoccurrence of these difficulties may impair the ability of certain New York issuers to maintain debt service on their obligations.

     The fiscal stability of New York State is related to the fiscal stability of the State's municipalities, its Agencies and Authorities (which generally finance, construct and operate revenue-producing public benefit facilities). This is due in part to the fact that Agencies, Authorities and local governments in financial trouble often seek State financial assistance. The experience has been that if New York City or any of the Agencies or Authorities suffers serious financial difficulty, both the ability of the State, the City, the State's political subdivisions, the Agencies and the Authorities to obtain financing in the public credit markets and the market price of outstanding New York tax-exempt securities are adversely affected.

     Over the long term, the State and City face potential economic problems. The City accounts for a large portion of the State's population and personal income, and the City's financial health affects the State in numerous ways. The City continues to require significant financial assistance from the State. The City depends on State aid both to enable the City to balance its budget and to meet its cash requirements. The State could also be affected by the ability of the City to market its securities successfully in the public credit markets.

     The economic and financial condition of the State also may be affected by various financial, social, economic and political factors. Such factors can be very complex, may vary from fiscal year to fiscal year and are frequently the result of actions taken not only by the State and its agencies and instrumentalities, but also by entities, such as the Federal government, that are not under the control of the State.


     The following summary information on risk factors in concentrating in New York municipal obligations is based on the State's Annual Information Statement, dated August 24, 1999, as supplemented on October 20, 1999, and on publicly available official statements relating to offerings of the City of municipal securities on or prior to November 3, 1999, and it does not purport to be a complete description of the considerations contained therein. No representation is made as to the accuracy of such information.


     During the mid-1970's, New York State, some of its agencies, instrumentalities and public benefit corporations, and certain of its municipalities faced serious financial difficulties. To address many of these financial problems, the State developed various programs, many of which were successful in ameliorating the financial crisis. Any further financial problems experienced by these Authorities or municipalities could have a direct adverse effect on the New York Municipal Obligations in which the Fund invests.

     New York City. The national economic downturn which began in July 1990 adversely affected the local economy, which had been declining since late 1989. As a result, New York City experienced job losses in 1990 and 1991 and real Gross City Product (GCP) fell in those two years. For the 1992 fiscal year, the City closed a projected budget gap of $3.3 billion in order to achieve a balanced budget as required by the laws of the State. Beginning in 1992, the improvement in the national economy helped stabilize conditions in the City. Employment losses moderated toward year-end and real GCP increased, boosted by strong wage gains. After noticeable improvements in the City's economy during calendar year 1994, economic growth slowed in 1995 and thereafter improved commencing in calendar year 1996, reflecting improved securities industry earnings and employment in other sectors. Overall, the City's economic improvement accelerated significantly in 1997 and 1998. Much of the increase can be traced to the performance of the securities industry, but the City's economy also produced gains in the retail trade sector, the hotel and tourism industry, and business services, with private sector employment higher than previously forecasted. The City's current financial plan assumes that, after strong growth in 1998-1999, moderate economic growth will exist through calendar year 2003, with moderate job growth and wage increases.

     For each of the 1981 through 1999 fiscal years, the City had an operating surplus, before discretionary and other transfers, and achieved balanced operating results as reported in accordance with then applicable generally accepted accounting principles ("GAAP") after discretionary and other transfers. The City has been required to close substantial gaps between forecast revenues and forecast expenditures in order to maintain balanced operating results. There can be no assurance that the City will continue to maintain balanced operating results as required by State law without tax or other revenue increases or reductions in City services or entitlement programs, which could adversely affect the City's economic base.

     2000-2003 New York City Financial Plan. The Mayor is responsible for preparing the City's four-year financial plan including the current financial plan for the 2000 through 2003 fiscal years (the "2000-2003 Financial Plan," the "Financial Plan" or "City Plan").

     The Financial Plan projects revenues and expenditures for the 2000 fiscal year balanced in accordance with GAAP and projects gaps of $1.8 billion, $1.9 billion and $1.8 billion for the years 2001 through 2003, respectively. The Financial Plan takes into account an increase in projected tax revenues in fiscal years 2000 through 2003; projected resources in fiscal years 2000 through 2003, respectively, from the receipt by the City of funds from the settlement of litigation with the leading cigarette companies; a reduction in the assumed collection of projected rent payments for the City's airports and a delay in the receipt of such payments from fiscal year 2000 to fiscal year 2001; net increases in spending in fiscal years 2000 through 2003, including spending for Medicaid, education initiatives, anti-smoking programs, employee fringe benefit costs, and other agency programs. In addition, the Financial Plan includes a proposed discretionary transfer in fiscal year 2000 to pay debt service due in fiscal year 2001 totaling $429 million, and a proposed discretionary transfer in fiscal year 2001 to pay debt service due in fiscal year 2002 totaling $345 million.

     The Financial Plan is based on numerous assumptions, including the condition of the City's and the region's economies and modest employment growth and the concomitant receipt of economically sensitive tax revenues in the amounts projected. The Financial Plan is subject to various other uncertainties and contingencies relating to, among other factors, the extent, if any, to which wage increases for City employees exceed the annual wage costs assumed for the 2000 through 2003 fiscal years; continuation of projected interest earnings assumptions for pension fund assets and current assumptions with respect to wages for City employees affecting the City's required pension fund contributions; the willingness and ability of the State to provide the aid contemplated by the Financial Plan and to take various other actions to assist the City; the ability of the Health and Hospitals Corporation, the Board of Education and other such agencies to maintain balanced budgets; the willingness of the Federal government to provide the amount of Federal aid contemplated in the Financial Plan; the impact on City revenues and expenditures of Federal and State welfare reform and any future legislation affecting Medicare or other entitlement programs; adoption of the City's budgets by the City Council in substantially the forms submitted by the Mayor; the ability of the City to implement cost reduction initiatives, and the success with which the City controls expenditures; the impact of conditions in the real estate market on real estate tax revenues; the City's ability to market its securities successfully in the public credit markets; and unanticipated expenditures that may be incurred as a result of the need to maintain the City's infrastructure.

     On July 14, 1999, the City Comptroller issued a report which projected a surplus for fiscal year 2000 of between $223 million and $891 million. In addition, the report projected budget gaps of between $1.8 billion and $3.5 billion, $1.7 billion and $3.6 billion, and $1.7 billion and $4.1 billion in fiscal years 2001 through 2003, respectively. The report further noted that the City Comptroller's forecast is contingent on the continued growth of the City economy and that the fear of renewed inflationary pressures has created uncertainty in the bond market which may dampen economic growth in the future.

     The City depends on aid from the State both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected; that, in future years, State budgets will be adopted by the April 1 statutory deadline, or interim appropriations will be enacted; or that any such reductions or delays will not have adverse effects on the City's cash flow or expenditures. In addition, the Federal budget negotiation process could result in a reduction or a delay in the receipt of Federal grants which could have additional adverse effects on the City's cash flow or revenues.


     The City's projections set forth in the City Plan are based on various assumptions and contingencies which are uncertain and which may not materialize.


     Implementation of the Financial Plan is also dependent upon the City's ability to market its securities successfully. The City's financing program for fiscal years 2000 through 2003 contemplates the issuance of $7.449 billion of general obligation bonds and $3.35 billion of bonds to be issued by the New York City Transitional Finance Authority (the "Finance Authority"). In addition, the City Plan anticipates access to approximately $2.4 billion in financing capacity of TSASC, Inc. ("TSASC"), which will issue debt secured by revenues derived from the settlement of litigation with tobacco companies selling cigarettes in the United States. The Finance Authority and TSASC were created to assist the City in financing its capital program while keeping the City's indebtedness within the forecast level of the constitutional restrictions on the amount of debt the City is authorized to incur. In addition, the City issues revenue and tax anticipation notes to finance its seasonal working capital requirements. The success of projected public sales of City, New York City Municipal Water Finance Authority (the "Water Authority"), Finance Authority, TSASC and other bonds and notes will be subject to prevailing market conditions. The City's planned capital and operating expenditures are dependent upon the sale of its general obligation debt, as well as debt of the Water Authority, Finance Authority and TSASC. Future developments concerning the City and public discussion of such developments, as well as prevailing market conditions, may affect the market for outstanding City general obligation bonds and notes.

     The City Comptroller and other agencies and public officials, from time to time, issue reports and make public statements which, among other things, state that projected revenues and expenditures may be different from those forecasted in the City Plan.

     Ratings. Moody's, S&P and Fitch IBCA, Inc. ("Fitch") currently rate the City's outstanding general obligation bonds A3, A- and A, respectively. Such ratings reflect only the views of Moody's, S&P and Fitch from which an explanation of the significance of such ratings may be obtained. There is no assurance that such ratings will continue for any given period of time or that they will not be revised downward or withdrawn entirely. Any such downward revision or withdrawal could have an adverse effect on the market prices of the bonds. On July 10, 1995, S&P revised its rating of City bonds downward to BBB+. On July 16, 1998, S&P revised its rating of City bonds upward to A-. Moody's rating of City bonds was revised in February 1998 to A3 from Baa1. On March 8, 1999, Fitch revised its rating of City bonds upward to A.

     Outstanding Net Indebtedness. As of September 30, 1999, the City and the Municipal Assistance Corporation for the City of New York had, respectively, $26.315 billion and $2.846 billion of outstanding net long-term debt.

     Litigation. The City is a defendant in lawsuits pertaining to material matters, including claims asserted which are incidental to performing routine governmental and other functions. This litigation includes, but is not limited to, actions commenced and claims asserted against the City arising out of alleged constitutional violations, torts, breaches of contracts, and other violations of law and condem-nation proceedings. While the ultimate outcome and fiscal impact, if any, of the proceedings and claims brought against the City are not currently predictable, adverse determinations in certain of them might have a material adverse effect upon the City's ability to carry out the Financial Plan. The Financial Plan includes provisions for judgments and claims of $393 million, $407 million, $429 million and $448 million for the 2000 through 2003 fiscal years, respectively. The City has estimated that its potential future liability on account of outstanding claims against it as of June 30, 1999 amounted to approximately $3.5 billion.

     New York State. Recent Developments. The national economy has maintained a robust rate of growth during the past six quarters as the expansion, which is well into its ninth year, continues. The national expansion, if it continues through February 2000, will be the longest on record. Since early 1992, approximately 19 million jobs have been added nationally. Output growth has averaged 3.2 percent over this period, essentially the same as the 3.3 percent average annual growth during the post-World War II period. The State economy has also continued to expand, with over 600,000 jobs added since late 1992. Employment growth has been slower than in the nation during this period, although the State's relative performance has improved in the last two years. Growth in average wages in New York has generally outperformed the nation, while growth in personal income per capita has kept pace with the nation.

     The forecast for continued growth, and any resultant impact on the 1999-2000 New York State Financial Plan (the "State Plan"), contains some uncertainties. Stronger-than-expected gains in employment and wages could lead to unanticipated strong growth in consumer spending. Also, improvements in foreign economies may be weaker than expected and therefore, may have unanticipated effects on the domestic economy. The inflation rate may differ significantly from expectations due to the conflicting impacts of a tight labor market and improved productivity growth as well as to the future direction and magnitude of fluctuations of oil prices. In addition, the State economic forecast could over- or under-estimate the level of future bonus payments, financial sector profits or inflation growth, resulting in unexpected economic impacts. Similarly, the State forecast could fail to correctly estimate the amount of employment change in the banking, financial and other business service sectors as well as the direction of employment change that is likely to accompany telecommunications and energy deregulation.

     The 1999-2000 Fiscal Year. The 1999-2000 Financial Plan projects a closing balance of $2.85 billion in the General Fund. Total receipts and transfers from other funds are projected to reach $39.31 billion, an increase of over $2.57 billion from the prior fiscal year, and disbursements and transfers to other funds are projected to be $37.36 billion, an increase of $868 million from the total disbursed in the prior fiscal year.

     Projections of total State receipts in the State Plan are based on the State tax structure in effect during the fiscal year and on assumptions relating to basic economic factors and their historical relationships to State tax receipts. In preparing projections of State receipts, economic forecasts relating to personal income, wages, consumption, profits and employment have been particularly important. The projection of receipts from most tax or revenue sources is generally made by estimating the change in yield of such tax or revenue source caused by economic and other factors, rather than by estimating the total yield of such tax or revenue source from its estimated tax base. The forecasting methodology, however, ensures that State fiscal year collection estimates for taxes that are based on a computation of annual liability, such as the business and personal income taxes, are consistent with estimates of total liability under such taxes.

     Projections of total State disbursements are based on assumptions relating to economic and demographic factors, potential collective bargaining agreements, levels of disbursements for various services provided by local governments (where the cost is partially reimbursed by the State), and the results of various administrative and statutory mechanisms in controlling disbursements for State operations. Factors that may affect the level of disbursements in the fiscal year include uncertainties relating to the economy of the nation and the State, the policies of the federal government, collective bargaining negotiations and changes in the demand for and use of State services.

     Despite recent budgetary surpluses recorded by the State, actions affecting the level of receipts and disbursements, the relative strength of the State and regional economy, and actions by the federal government could impact projected budget gaps for the State. These gaps would result from a disparity between recurring revenues and the costs of increasing the level of support for State programs. For example, the fiscal effects of tax reductions adopted in the last several fiscal years are projected to grow more substantially in the forecast period, continuing to restrain receipts levels and placing pressure on future spending levels. To address a potential imbalance in any given fiscal year, the State would be required to take actions to increase receipts and/or reduce disbursements as it enacts the budget for that year, and under the State Constitution, the Governor is required to propose a balanced budget each year. There can be no assurance, however, that the Legislature will enact the Governor's proposals or that the State's actions will be sufficient to preserve budgetary balance in a given fiscal year or to align recurring receipts and disbursements in future fiscal years.

     New York Local Government Assistance Corporation. In 1990, as part of a State fiscal reform program, legislation was enacted creating the New York Loan Government Assistance Corporation ("LGAC"), a public benefit corporation empowered to issue long-term obligations to fund certain payments to local governments traditionally funded through the State's annual seasonal borrowing. The legislation empowered LGAC to issue bonds and notes in an amount to yield net proceeds not in excess of $4.7 billion (exclusive of certain refunding bonds). Over a period of years, the issuance of those long-term obligations, which will be amortized over no more than 30 years, is expected to result in eliminating the need for continued short-term seasonal borrowing. The legislation also dedicated revenues equal to one percent of the four percent State sales and use tax to pay debt service on these bonds. The legislation also imposed a cap on the annual seasonal borrowing of the State at $4.7 billion, less net proceeds of bonds issued by LGAC and bonds issued to provide for capitalized interest, except in cases where the Governor and the legislative leaders have certified both the need for additional borrowing and provided a schedule for reducing it to the cap. If borrowing above the cap is thus permitted in any fiscal year, it is required by law to be reduced to the cap by the fourth fiscal year after the limit was first exceeded. This provision capping the seasonal borrowing was included as a covenant with LGAC's bondholders in the resolution authorizing such bonds.

     As of June 1995, LGAC had issued bonds and notes to provide net proceeds of $4.7 billion, completing the program. The impact of LGAC's borrowings, as well as other changes in revenue and spending patterns, is that the State has been able to meet its cash flow needs throughout the fiscal year without relying on short-term seasonal borrowings.


     Composition of State Cash Governmental Funds Group. Substantially all State non-pension financial operations are accounted for in the State's governmental funds group. Governmental funds include: (i) the General Fund, which receives all income not required by law to be deposited in another fund;
(ii) Special Revenue Funds, which receive the preponderance of moneys received by the State from the Federal government and other income the use of which is legally restricted to certain purposes; (iii) Capital Projects Funds, used to finance the acquisition and construction of major capital facilities by the State and to aid in certain of such projects conducted by local governments or public authorities; and (iv) Debt Service Funds, which are used for the accumulation of moneys for the payment of principal of and interest on long-term debt and to meet lease-purchase and other contractual-obligation commitments.


     Authorities. The fiscal stability of the State is related to the fiscal stability of its public Authorities. Authorities have various responsibilities, including those which finance, construct and/or operate revenue-producing public facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself, and may issue bonds and notes within the amounts and restrictions set forth in their legislative authorization. As of December 31, 1998, there were 17 Authorities that had outstanding debt of $100 million or more and the aggregate outstanding debt, including refunding bonds, of all Authorities was $94 billion, only a portion of which constitutes State-supported or State-related debt.

     Authorities generally pay their operating expenses and debt service costs from revenues generated by the projects they finance or operate, such as tolls charged for use of highways, bridges or tunnels, charges for electric power, electric and gas utility services, rentals charged for housing units and charges for occupancy at medical care facilities. In addition, State legislation authorizes several financing techniques for Authorities. Also, there are statutory arrangements providing for State local assistance payments otherwise payable to localities to be made under certain circumstances to Authorities. Although the State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements, if local assistance payments are diverted the affected localities could seek additional State assistance. Some Authorities also receive moneys from State appropriations to pay for the operating costs of certain of their programs.

     Ratings. S&P rates the State's general obligation bonds A, and Moody's rates the State's general obligation bonds A2. Ratings reflect only the respective views of such organizations, and an explanation of the significance of such ratings must be obtained from the rating agency furnishing the same. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency originally establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the market price of the State Municipal Obligations in which the New York Series invests.


     General Obligation Debt. As of March 31, 1999, the State had outstanding approximately $4.8 billion in general obligation bonds, including $185 million in bond anticipation notes outstanding. Principal and interest due on general obligation bonds and interest due on bond anticipation notes were $748.2 million for the 1998-99 fiscal year and are estimated to be $730.7 million for the State's 1999-2000 fiscal year.

     Litigation. The State is a defendant in numerous legal proceedings pertaining to matters incidental to the performance of routine governmental operations. Such litigation includes, but is not limited to, claims asserted against the State arising from alleged torts, alleged breaches of contracts, condemnation proceedings, miscellaneous civil rights cases and other alleged violations of State and Federal laws. These proceedings could affect adversely the financial condition of the State in the 1999-2000 fiscal year or thereafter.

     The State believes that the State Plan includes sufficient reserves for the payment of judgments that may be required during the 1999-2000 fiscal year. There can be no assurance, however, that an adverse decision in any of these proceedings would not exceed the amount of all potential State Plan reserves available for the payment of judgments and, therefore, could affect the ability of the State to maintain a balanced 1999-2000 State Plan. The General Purpose Financial Statements for the 1998-1999 fiscal year report estimated probable awarded and anticipated unfavorable judgments of $895 million, of which $132 million is expected to be paid during the 1999-2000 fiscal year.

     In addition, the State is party to other claims and litigation which its legal counsel has advised are not probable of adverse court decisions or are not deemed adverse and material. Although the amounts of potential losses resulting from this litigation, if any, are not presently determinable, it is the State's opinion that its ultimate liability in these cases is not expected to have a material adverse effect on the State's financial position in the 1999-2000 fiscal year or thereafter.

     Other Localities. Certain localities outside the City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional oversight and financial assistance is not included in the projections of the State receipts and disbursements in the State's 1999-2000 fiscal year.

     THE OHIO SERIES -- SPECIAL INVESTMENT CONSIDERATIONS. Although manufacturing (including auto-related manufacturing) in Ohio remains an important part of the State's economy, the greatest growth in employment in Ohio in recent years, consistent with national trends, has been in the non-manufacturing area. Ohio ranked third in the nation in 1997 gross state product derived from manufacturing. Manufacturing was 26% of Ohio's gross state product compared to 18% of that total being from "services". As a result, economic activity in Ohio, as in many other industrially developed states, tends to be more cyclical than in some other states and in the nation as a whole. Agriculture also is an important segment of the economy in the State. With 15 million acres (of a total land area of 26.4 million acres) in farm land and an estimated 80,000 individual farms, it is by many measures Ohio's leading industry, contributing $6.3 billion to the State's economy each year. Agriculture represents 16% of total employment (approximately 1,055,000 jobs in 1996) and 11% of the value-added products produced in the State. Gross farm income alone amounted in 1996 to just under $6.3 billion. In 1997, Ohio exported over approximately $1.4 billion in farm products (primarily soybeans and related soy products, and feed grains). The State has instituted several programs to provide financial assistance to farmers.

     Ohio continues as a major "headquarters" state. Of the top 500 individual corporations (industrial, commercial and service) based on 1998 revenues as reported in 1999 by Fortune magazine, 27 had headquarters in Ohio, placing Ohio fifth as a "headquarters" state.


     Payroll employment in Ohio, in the diversifying employment base, showed a steady upward trend until 1979, then decreased until 1982. It reached a high in the summer of 1993 after a slight decrease in 1992, then decreased slightly and reached a new high in 1998. Growth in recent years has been concentrated among non-manufacturing industries, with manufacturing employment tapering off since its 1969 peak. Non-manufacturing industries now employ approximately 80% of all non-agricultural payroll workers in Ohio.


     Consistent with the Ohio constitutional provision that no appropriation may be made for a period longer than two years, the State operates on the basis of a fiscal biennium for its appropriations and expenditures. Under current law that biennium for operating purposes runs from July 1 in an odd-numbered year to June 30 in the next odd-numbered year; for example, the current fiscal biennium began July 1, 1999 and ends June 30, 2001.


     The Ohio Constitution imposes a duty on the General Assembly to "provide for raising revenue, sufficient to defray the expenses of the state, for each year, and also a sufficient sum to pay the principal and interest as they become due on the state debt." The State is effectively precluded by law from ending a Fiscal Year or a biennium in a "deficit" position. State borrowing to meet casual deficits or failures in revenues or to meet expenses not otherwise provided for is limited by the Ohio Constitution to $750,000.


     Most State operations are financed through the general revenue fund (GRF), with personal income and sales-use taxes being the major GRF sources, totaling $7.1 billion and $5.8 billion in 1999, respectively. In 1981, a Budget Stabilization Fund (BSF), sometimes referred to as a "rainy day" fund, was created for purposes of cash and budgetary management. In 1992, the entire balance of the BSF was transferred to the GRF. At the end of the 1997-99 biennium, the BSF had a balance of approximately $953.2 million.


     The Ohio Revised Code provides that if the Governor ascertains that the available revenue receipts and balances for the GRF or other funds for the then current Fiscal Year will in all probability be less than the appropriations for the year, he shall issue such orders to State agencies as will prevent their expenditures and incurred obligations from exceeding those revenue receipts and balances. The Governor implemented this directive in some prior years, including Fiscal Years 1992 and 1993. There is no present constitutional limit on the rates of State-levied taxes and excises, except for taxes on intangible property. At present the State itself does not levy any ad valorem taxes on real or tangible personal property. Those taxes are levied by local political subdivisions. The Ohio Constitution limits the amount of ad valorem property taxes that may be levied by local political subdivisions in the aggregate, without a vote of the electors or a municipal charter provision, to 1% of the true value, and statutes further limit the amount of the aggregate levy, without a vote or charter provision, to 10 mills per $1 of assessed valuation.

     The GRF ending (June 30) fund balance is typically reduced during less favorable national economic periods and then increases during more favorable economic periods. For example, following the 1974-75 nationwide recession the 1977 GRF ending fund balance was $21.6 million. The balance (without assistance from any significant tax rate increases) was $245.7 million in 1979, and then, paralleling the national economic situation, was at the significantly lower amount of $200 million in 1981. Recent biennium GRF ending fund balances were $135.3 million in 1991, $111 million in 1993, $928 million in 1995, and $834.9 million in 1997. For the Biennium ended June 30, 1999, the GRF fund balance was $976.7 million. Of that amount, $46.3 million was transferred to the Budget Stabilization Fund (BSF), $325.7 million was transferred for school building assistance, approximately $90 million was transferred for school computer programs, and approximately $293 million was transferred to the State income tax reduction fund.

     The GRF appropriations bill for the 1998-99 biennium was passed on June 25, 1997, and promptly signed, with selective vetoes, by the Governor. The act provides for total GRF biennial expenditures of approximately $39.8 billion, an increase over those for the 1997-99 fiscal biennium ($36 billion).


     Necessary GRF debt service and lease-rental appropriations for the entire biennium were requested in the Governor's budget proposal and incorporated in the related appropriations bill as introduced, and in the bill's versions as passed by the House and the Senate and in the act as passed and signed. The same is true for the separate Department of Transportation, Department of Public Safety, and Bureau of Workers' Compensation appropriations acts, containing lease-rental appropriations for certain DOT, DPS and BWC projects financed by the Ohio Building Authority.


     Although revenue obligations of the State or its political subdivisions may be payable from a specific project or source, including lease rentals, there can be no assurance that, as in any state, future economic difficulties and the resulting impact on State and local government finances will not adversely affect the market value of the Bonds in the portfolio of the Ohio Series or the ability of the respective obligors to make timely payments of principal and interest on such Bonds.

     Litigation, similar to that in other states, has been pending since 1991 questioning the constitutionality of Ohio's system of school funding. The Ohio Supreme Court concluded in a 1997 decision that major aspects of the system (including basic operating assistance and certain loan programs) are unconstitutional. It ordered the State to provide for and fund sufficiently a system complying with the Ohio Constitution, staying its order to permit time for responsive corrective actions by the General Assembly. The Court has indicated that property taxes may still play a role in, but "can no longer be the primary means" of, school funding. The Court also confirmed that contractual repayment provisions of certain debt obligations issued for school funding will remain valid after the stay terminates. The Court remanded the case to the trial court to hear evidence and to render an opinion on the constitutionality of the enacted legislation, which opinion could then be appealed directly to the Ohio Supreme Court.

     The trial court subsequently conducted a hearing considering the constitutionality of the legislation enacted since 1991 to enhance school funding in Ohio and, in February, 1999, issued its ruling that the State continues not to be in compliance with the constitutional requirements outlined by the Ohio Supreme Court. The trial court judge ordered the State "forthwith to provide for and fund a system of funding public elementary and secondary education in compliance with the Ohio Constitution and the [1997] directive of the Ohio Supreme Court" and directed the State Board of Education and Superintendent of Public Education to submit proposals for compliance to the General Assembly.

     The State appealed the trial court's decision to the Ohio Supreme Court, which granted a stay pending the appeal and which held oral arguments in November, 1999. At this time, it remains uncertain what the decision on appeal might be and, should the plaintiffs prevail on appeal, the effect on the State's school funding system.

     As part of its response, the General Assembly has increased State funding for public schools. In addition, the General Assembly placed two issues on the May 1998 primary ballot. Neither was approved by the voters. One was a constitutional amendment authorizing additional State debt issuing capacity and the other an increase in the State sales tax. The sales tax proposal would have increased the State sales and use tax from 5% to 6%, estimated to generate over $1 billion; one-half of increased revenues would have been applied to pay costs of school operations and facilities, and the other half to additional homestead property tax relief. At the November, 1999 election, voters approved a constitutional amendment authorizing the issuance of general obligation debt for school buildings and higher education facilities.

     Litigation is also pending in federal district court challenging the former Medicaid eligibility rules that were applied between 1990 and 1995 by the Ohio Department of Human Services in the case of married couples where one spouse lived in a nursing home and the other spouse resided in the community. If the plaintiffs in that action are ultimately successful, it is estimated that the State could be required to incur additional obligations of as much as $240 million. At this time, the outcome of such litigation is uncertain.


     The summary information furnished above is based on official statements prepared by the State of Ohio in connection with its borrowings and contains such information as the Fund deems relevant in considering an investment in the Fund. It does not purport to be a complete description of the considerations contained therein.

     THE PENNSYLVANIA SERIES -- SPECIAL INVESTMENT CONSIDERATIONS. Presented below is information concerning the Commonwealth of Pennsylvania and certain issuers within the Commonwealth. Such information is based principally on information drawn from recent official statements relating to securities offerings by the Commonwealth and does not purport to be a complete description of such issuers or factors that could adversely affect them. The Investment Manager has not independently verified such information; however, it has no reason to believe that such information is not correct in all material respects. This information does not cover all municipal issuers within the Commonwealth whose securities may be purchased by the Fund.

     Investment Securities. The Pennsylvania Series will invest principally in Commonwealth and Commonwealth-related obligations and obligations of local government units in the Commonwealth and obligations of related authorities. The market value and marketability of the obligations of the Commonwealth and, though generally to a lesser extent, the Commonwealth-related obligations and the local governmental unit and related authority obligations generally will be affected by economic conditions affecting the Commonwealth and litigation matters which may adversely affect the Commonwealth. The market value and marketability of obligations of issuers other than the Commonwealth may also be affected by more localized economic changes, changes affecting the particular revenue stream supporting such obligations and related litigation matters.

     The City of Philadelphia has experienced financial difficulties in the past, as a result of which Moody's and S&P lowered their ratings of City of Philadelphia general obligations below investment grade. Both Moody's and S&P have since raised their ratings of City of Philadelphia general obligations to Baa2 and BBB, respectively. Consequently, such obligations are currently investment grade.


     General Socio-Economic and Economic Information Regarding the Commonwealth. The Commonwealth is the fifth most populous state (ranking behind California, New York, Texas and Florida) with a population of approximately 12 million for the last ten years. The Commonwealth is the headquarters for many major corporations. It has been historically identified as a heavy industry state although that reputation has changed over the last 30 years as the industrial composition of the Commonwealth diversified when the coal, steel and railroad industries began to decline. The major new sources of growth in the Commonwealth are in the service sector, including trade, medical and health services, education and financial institutions. Manufacturing employment has fallen from 18.8% of non-agricultural employment in 1992 to 17.2% in 1998, while service sector employment has increased from 29.4% of non-agricultural employment in 1991 to 32.3% in 1998. From 1983 to 1990, the Commonwealth's annual average unemployment rate dropped from 11.8% to 5.4% (below the national average for each of the years from 1986). In 1998 and 1999, the average annual unemployment rates for the Commonwealth were 4.6% and 4.3%, respectively, compared to rates of 4.5% and 4.1% for the United States for such years.


     The Commonwealth utilizes the fund method of accounting. For purposes of governmental accounting, a "fund" is defined as an independent fiscal and accounting entity with a self-balancing set of accounts, for the purpose of carrying on specific activities or attaining certain objectives in accordance with the fund's special regulations, restrictions or limitations. In the Commonwealth, funds are established by legislative enactment or in certain cases by administrative action.

     The General Fund, the Commonwealth's largest fund, receives all tax revenues, non-tax revenues and federal grants and entitlements that are not specified by law to be deposited elsewhere. The majority of the Commonwealth's operating and administrative expenses are payable from the General Fund. Debt service on all Commonwealth obligations, except those issued for highway purposes or for the benefit of other special revenue funds, is payable from the General Fund.


     Revenues in the General Fund include all tax receipts, license and fee payments, fines, penalties, interest and other revenues of the Commonwealth not specified to be deposited elsewhere or not restricted to a specific program or expenditure and federal revenues. Taxes levied by the Commonwealth are the most significant source of revenues in the General Fund. The major tax sources for the General Fund are the sales tax, which accounted for $6.61 billion or 35.1% of General Fund tax revenues in fiscal 1999, the personal income tax, which accounted for $6.68 billion or 35.5% of 1999 General Fund tax revenues, and the corporate taxes which accounted for $2.83 billion or 15.0% of tax revenues. Federal revenues are those federal receipts which pay or reimburse the Commonwealth for funds disbursed for federally assisted programs.

     The primary expenditures of the General Fund are for education (over $7.50 billion in fiscal 1999) and public health and welfare (over $6.0 billion).

     The Constitution and laws of the Commonwealth require all payments from the General Fund, with the exception of refunds of taxes, licenses, fees and other charges, to be made only by duly enacted appropriations. Amounts appropriated from the General Fund may not exceed its actual and estimated revenues for the fiscal year plus any surplus available. Appropriations are generally made for one fiscal year and are returned to the unappropriated surplus of the fund (a lapse) if not spent or encumbered by the end of the fiscal year. The Commonwealth's fiscal year begins July 1 and ends June 30. (Fiscal 1999 refers to the fiscal year ending June 30, 1999.)

     For the five year period fiscal 1995 through fiscal 1999, total revenues and other sources rose at a 6.0% average annual rate while total expenditures and other uses grew by 5.0% annually.

     Program areas having the largest increase in costs for the fiscal 1994 to fiscal 1999 period were for economic development and assistance protection of persons and property, due to an expansion of state prisons. Recent efforts to control costs of public health and welfare programs have resulted in expenditure increases of 5.9% for the five year period.


     The Constitution requires tax and fee revenues relating to motor fuels and vehicles to be used for highway purposes, and the tax revenues relating to aviation fuels to be used for aviation purposes. Accordingly, all such revenues, except the revenues from one-half cent per gallon of the liquid fuels tax which are deposited in the Liquid Fuels Tax Fund for distribution to local municipalities, are placed in the Motor License Fund, as are most federal aid revenues designated for transportation programs. Operating and administrative costs for the Department of Transportation and other Commonwealth departments conducting transportation related programs, including the highway patrol activities of the Pennsylvania State Police, are also paid from the Motor License Fund. Debt service on bonds issued by the Commonwealth for highway purposes is payable from the Motor License Fund.

     Other special revenue funds have been established by law to receive specified revenues that are appropriated to specific departments, boards and/or commissions for payment of their operating and administrative costs. Such funds include the Game, Fish, Boating, Banking Department, Milk Marketing, State Farm Products Show, State Racing and State Lottery Funds. Some of these special revenue funds are required to transfer excess revenues to the General Fund and some receive funding, in addition to their specified revenues, through appropriations from the General Fund.

     In 1986, the General Assembly created the Tax Stabilization Reserve Fund and provided for its initial funding from General Fund appropriations. Income for this fund comes from annual appropriations of money from other Commonwealth funds and investment earnings. The Tax Stabilization Reserve Fund is to be used for emergencies threatening the health, safety or welfare of citizens or to offset unanticipated revenue shortfalls due to economic downturns. Assets of this fund may be used upon recommendation by the Governor and an approving vote by two-thirds of the members of each house of the General Assembly.

     The State Lottery Fund is a special revenue fund for the receipt of lottery ticket sales and lottery licenses and fees. Its revenues, after payment of prizes, are dedicated to paying the operational and administrative costs of the lottery and the costs of programs benefiting the elderly in Pennsylvania.

     The Commonwealth maintains trust and agency funds which are used to administer funds received pursuant to a specific bequest or as an agent for other governmental units or individuals.

     Enterprise funds are maintained for departments or programs operated like private enterprises. The largest of these funds is the State Stores Fund which is used for the receipts and disbursements of the Commonwealth's liquor store system. Sale and distribution of all liquor within Pennsylvania is a government enterprise.

     The following information, which is based principally on information drawn from recent Official Statements relating to securities offerings by the Commonwealth, provides information regarding certain Pennsylvania issuers of investment securities.

     State and Certain State-related Obligations. The Constitutional provisions pertaining to Commonwealth debt permit the issuance of the following types of debt: (i) debt to suppress insurrection or rehabilitate areas affected by disaster, (ii) electorate approved debt, (iii) debt for capital projects, subject to an aggregate debt limit of 1.75 times the annual average tax revenues of the preceding five fiscal years, and (iv) tax anticipation note debt payable in the fiscal year of issuance. All debt except tax anticipation note debt must be amortized in substantial and regular amounts.

     The Commonwealth may incur debt to fund capital projects for community colleges, highways, public improvements, transportation assistance, flood control, redevelopment assistance, site development and the Pennsylvania Industrial Development Authority. Before a project may be funded, it must be itemized in a capital budget bill adopted by the General Assembly. An annual capital budget bill states the maximum amount of debt for capital projects that may be incurred during the current fiscal year for projects authorized in the current or previous years' capital budget bills. Capital projects debt is subject to a Constitutional limit on debt. Once capital projects debt has been authorized by the necessary legislation, issuance authority rests with two of the Issuing Officials (the Governor, the Auditor General and the State Treasurer), one of whom must be the Governor.

     The issuance of electorate approved debt is subject to the enactment of legislation which places on the ballot the question of whether debt shall be incurred. Such legislation must state the purposes for which the debt is to be authorized and, as a matter of practice, includes a maximum amount of funds to be borrowed. Upon electorate approval and enactment of legislation implementing the proposed debt-funded program, bonds may be issued. All such authorizing legislation to date has given issuance authority to two of the Issuing Officials, one of whom must be the Governor.


     Outstanding general obligation debt totaled $4,925 million at June 30, 1999, a decrease of $197 million from June 30, 1998. Over the 10-year period ending June 30, 1999, total outstanding general obligation debt increased at an annual rate of 0.5%. Within the most recent 5-year period, outstanding general obligation debt has decreased at an annual rate of 0.6%.


     Certain state-created agencies have statutory authorization to incur debt for which state appropriations to pay debt service thereon is not required. The debt of these agencies is supported by assets of, or revenues derived from, the various projects financed and is not an obligation of the Commonwealth. Some of these agencies, however, are indirectly dependent on Commonwealth appropriations. These agencies, their purposes and their outstanding debt are as follows:


     Delaware River Joint Toll Bridge Commission ("DRJTBC"): The DRJTBC, a public corporation of the Commonwealth and New Jersey, owns and operates bridges across the Delaware River. Debt service on bonds is paid from tolls and other revenues of the Commission. The DRJTBC had $51.4 million in bonds outstanding as of June 30, 1999.

     Delaware River Port Authority ("DRPA"): The DRPA, a public corporation of the Commonwealth and New Jersey, operates several toll bridges over the Delaware River and promotes the use of the Philadelphia-Camden port. Debt service on bonds is paid from toll revenues and other revenues pledged by DRPA to repayment of bonds. The DRPA had $623.2 million in revenue bond debt outstanding on June 30, 1999.

     Pennsylvania Economic Development Financing Authority ("PEDFA"): The PEDFA was created in 1987 to offer pooled bond issues for both taxable and tax-exempt bonds on behalf of local industrial and commercial development authorities for economic development projects. Bonds may be secured by loan repayments and all other revenues of the PEDFA. The PEDFA had $1,239.7 million of debt outstanding as of June 30, 1999.

     Pennsylvania Energy Development Authority ("PEDA"): The PEDA was created in 1982 to finance energy research projects, demonstration projects promoting the production or conservation of energy and the promotion, utilization and transportation of Pennsylvania energy resources. The authority's funding is from appropriations and project revenues. Debt service on bonds is paid from project revenues and other revenues pledged by PEDA to repayment of bonds. The PEDA had $42.1 million in bonds outstanding as of June 30, 1999.

     Pennsylvania Higher Education Assistance Agency ("PHEAA"): The PHEAA makes or guarantees student loans to students or parents, or to lending institutions or postsecondary institutions. Debt service on the bonds is paid by loan interest and repayments and other agency revenues. The PHEAA had $1,783.8 million in bonds outstanding as of June 30, 1999.

     Pennsylvania Higher Education Facilities Authority ("PHEFA"): The PHEFA is a public corporation of the Commonwealth established to finance college facilities. As of June 30, 1999, the PHEFA had $3,522.5 million in revenue bonds and notes outstanding payable from the lease rentals or loan repayments of the projects financed. Some of the lessees or borrowers, although private institutions, receive grants and subsidies from the Commonwealth.

     Pennsylvania Industrial Development Authority ("PIDA"): The PIDA is a public corporation of the Commonwealth established for the purpose of financing economic development. The PIDA had $373.8 million in revenue bond debt outstanding on June 30, 1999, to which all of its revenues are pledged.

     Pennsylvania Turnpike Commission ("PTC"): The PTC operates the Pennsylvania Turnpike System. Its outstanding indebtedness, $1,573.1 million as of June 30, 1999, is payable from the net revenues of the System, primarily toll revenues and rentals from leases and concessions.

     Pennsylvania Infrastructure Investment Authority ("PIIA"): The PIIA was created in 1988 to provide low interest rate loans and grants for the purpose of constructing new and improving existing water supply and sewage disposal systems to protect the health and safety of the citizens of the Commonwealth and to promote economic development within the Commonwealth. Loans and grants are available to local governments and, in certain circumstances, to private companies. The PIIA bonds are secured by principal repayments and interest payments on PIIA loans. The PIIA had $186.9 million in revenue bonds outstanding as of June 30, 1999.

     Philadelphia Regional Port Authority ("PRPA"): The PRPA was created in 1989 for the purpose of acquiring and operating port facilities in Bucks and Delaware Counties, and the City of Philadelphia. Debt service on the bonds is paid by a pledge of the PRPA's revenues, rentals and receipts. The PRPA had $57.9 million in bonds outstanding as of June 30, 1999.

     State Public School Building Authority ("SPSBA"): The SPSBA finances public school projects. Bonds issued by the SPSBA are supported by the lease rental payments or loan repayments made to the SPSBA by local school districts and the sponsors of community colleges. A portion of the funds appropriated annually by the Commonwealth as aid to local school districts may be used by them to pay such lease rental payments or loan repayments. The SPSBA had $347.5 million of revenue bonds outstanding on June 30, 1999.


     "Moral Obligations." Pennsylvania Housing Finance Agency ("PHFA"): The PHFA is a state-created agency which provides financing for housing for lower and moderate income families in the Commonwealth. The bonds, but not the notes, of the PHFA are partially secured by a capital reserve fund required to be maintained by the PHFA in an amount equal to the maximum annual debt service on its outstanding bonds in any succeeding calendar year. The statute creating PHFA provides that if there is a potential deficiency in the capital reserve fund or if funds are necessary to avoid default on interest, principal or sinking fund payments on bonds or notes of PHFA, the Governor, upon notification from the PHFA, shall place in the budget of the Commonwealth for the next succeeding year an amount sufficient to make up any such deficiency or to avoid any such default. The budget as finally adopted by the General Assembly may or may not include the amount so placed therein by the Governor. PHFA is not permitted to borrow additional funds so long as any deficiency exists in the capital reserve fund. As of June 30, 1999, PHFA had $2,749.3 million of revenue bonds outstanding.


     The Hospitals and Higher Education Facilities Authority of Philadelphia (the "Hospitals Authority"). The Hospitals Authority is a municipal authority organized by the City of Philadelphia to, inter alia, acquire and prepare various sites for use as intermediate care facilities for the mentally retarded. On August 26, 1986, the Hospitals Authority issued $20.4 million of bonds which were refunded in 1993 by a $21.1 million bond issue of the Hospitals Authority (the "Hospitals Authority Bonds") for such facilities for the City. The Hospitals Authority Bonds are secured by leases with the City payable only from project revenues and a debt service reserve fund. The Commonwealth's Department of Public Welfare ("DPW") has agreed with the Hospitals Authority to request in DPW's annual budget submission to the Governor, an amount of funds sufficient to alleviate any deficiency that may arise in the debt service reserve fund for the Hospitals Authority Bonds. The budget as finally adopted may or may not include the amount requested. If funds are paid to the Hospitals Authority, DPW will obtain certain rights in the property financed with the Hospitals Authority Bonds in return for such payment.


     In response to a delay in the availability of billable beds and the revenues from these beds to pay debt service on the Hospitals Authority Bonds, PHFA agreed in June 1989 to provide a $2.2 million low-interest loan to the Hospitals Authority. The loan enabled the Hospitals Authority to make all debt service payments on the Hospitals Authority Bonds during 1990. Enough beds were completed in 1991 to provide sufficient revenues to the Hospitals Authority to meet its debt service payments and to begin repaying the loan from PHFA. According to the Hospitals Authority, as of June 30, 1999, $1.0 million of the loan principal was outstanding. DPW has agreed that the additional costs arising from the PHFA loan will be reimbursed as necessary and reasonable costs of the project.


     Local Governmental Unit and Related Authority Obligations. Various state statutes authorize local units of government (counties, cities, school districts and the like) to issue general obligations and revenue obligations, subject to compliance with the requirements of such statutes. In addition, various statutes permit local government units to organize authorities having the power to issue obligations which are not subject to debt limits that may be applicable to the organizing governmental unit and which are payable from assets of or revenues derived from projects financed by such authorities. Such authorities include parking authorities, industrial development authorities, redevelopment authorities, transportation authorities, water and sewer authorities, and authorities to undertake projects for institutions of higher education and health care. Such obligations may generally be affected by adverse changes in the economy of the area in which such local government units or projects financed by them or by authorities created by them are located, by changes in applicable federal, state or local law or regulation, or by changes in levels of federal, state or local appropriations, grants or subsidies to the extent such appropriations, grants or subsidies directly or indirectly affect revenues of such issuers.


     Year 2000. A well-established programming standard in the computer industry of using only two digits to identify a calendar year may prevent many current computer systems from properly recognizing dates beyond the year 1999. No material problems occurred in Commonwealth computer systems when the year 2000 arrived. However, there remains the potential for computers to malfunction by producing erroneous data or failing completely through the early part of the calendar year. The Governor made fixing the Year 2000 problem a top priority for Pennsylvania state agencies under his jurisdiction. At the Governor's direction, Pennsylvania undertook an aggressive program to make its computer systems Year 2000-compatible and to identify potential problems with entities outside state government with which the Commonwealth does business or exchanges data.

     For state agencies under the Governor's jurisdiction, all computer programs that support essential state government services have been corrected, tested and implemented. Remediation efforts by the

Treasury Department under its action plan were begun in the first quarter of 1997 and are complete. Testing of remediated code is complete. The projected cost of the Commonwealth's Year 2000 modification work is not believed to be material and is being paid from amounts appropriated out of current revenues.

     While state agencies and the Treasury Department have made every reasonable effort to completely address potential Year 2000 impacts, there can be no assurance that all of the Commonwealth's mission-critical and non mission-critical computer programs or other technology will be entirely free from Year 2000 related problems. Further, even if the Commonwealth successfully addresses its own Year 2000-related problems, there can be no assurance that any other entity or governmental agency providing services, information or funds to the Commonwealth will be able to carry out their responsibilities to the Commonwealth without disruption. A failure by the Commonwealth, other governmental agencies, or other entities to remediate Year 2000-related problems, including the timely receipt of tax and other revenues or the prompt disbursement of funds, may cause a material adverse impact on Commonwealth operations or finances. All of the potential risks and costs associated with such a failure by the Commonwealth, other governmental agencies or other entities cannot be accurately identified and quantified at this time. In addition, it is not possible to quantify potential claims against the Commonwealth resulting from Year 2000 noncompliance.



C. FUND POLICIES/INVESTMENT RESTRICTIONS

     The investment policies/restrictions listed below have been adopted by each Series as fundamental policies. Under the Investment Company Act of 1940 (the "Investment Company Act"), a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Series. The Investment Company Act defines a majority as the lesser of (a) 67% or more of the shares present at a meeting of shareholders, if the holders of 50% of the outstanding shares of the Series are present or represented by proxy; or (b) more than 50% of the outstanding shares of the Series. For purposes of the following restrictions: (i) all percentage limitations apply immediately after a purchase or initial investment; and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio.

     In addition, for purposes of the following restrictions: (a) an "issuer" of a security is the entity whose assets and revenues are committed to the payment of interest and principal on that particular security, provided that the guarantee of a security will be considered a separate security and provided further that a guarantee of a security shall not be deemed a security issued by the guarantor if the value of all securities guaranteed by the guarantor and owned by a Series does not exceed 10% of the value of the total assets of the Series; (b) a "taxable security" is any security the interest on which is subject to federal income tax; and (c) all percentage limitations apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio.

     Each Series may not:

     1.   Invest in common stock.

     2. Write, purchase or sell puts, calls, or combinations thereof, except for options on futures contracts or options on debt securities.

     3. Invest 25% or more of the value of its total assets in securities of issuers in any one industry. This restriction does not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities or to municipal obligations, including those issued by the designated State of the Series or its political subdivisions.

     4. Invest in securities of any issuer if, to the knowledge of the Series, any officer or trustee of the Fund or of the Investment Manager owns more than 1/2 of 1% of the outstanding securities of the issuer, and the officers and trustees who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of the issuer.

     5. Purchase or sell real estate or interests therein (including limited partnership interests), although it may purchase securities secured by real estate or interests therein.

     6. Purchase or sell commodities except that the Series may purchase financial futures contracts and related options.

     7. Borrow money, except that each Series may borrow from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of the value of the total assets of the Series (including the amount borrowed) less its liabilities (not including any borrowings but including the fair market value at the time of computation of any senior securities then outstanding).

     8. Pledge its assets or assign or otherwise encumber them except to secure permitted borrowing. However, for the purpose of this restriction, collateral arrangements with respect to the writing of options and collateral arrangements with respect to initial margin for futures are not deemed to be pledges of assets and neither such arrangements nor the purchase or sale of futures are deemed to be the issuance of a senior security as set forth in restriction 10.

     9. Issue senior securities as defined in the Act, except insofar as the Series may be deemed to have issued a senior security by reason of:
          (a) entering into any repurchase agreement; (b) purchasing any securities on a when-issued or delayed delivery basis; or (c) borrowing money in accordance with the restrictions described above.

     10. Make loans of money or securities, except: (a) by the purchase of debt obligations in which each Series may invest consistent with its investment objective and policies; (b) by investment in repurchase agreements; and (c) by lending its portfolio securities.

     11.  Make short sales of securities.

     12. Purchase securities on margin, except for such short-term loans as are necessary for the clearance of purchases of portfolio securities. The deposit or payment by the Series of initial or variation margin in connection with futures contracts or related options thereon is not considered the purchase of a security on margin.

     13. Engage in the underwriting of securities, except insofar as the Series may be deemed an underwriter under the Securities Act in disposing of a portfolio security.

     14. Invest for the purpose of exercising control or management of any other issuer.

     15. Purchase oil, gas or other mineral leases, rights or royalty contracts, or exploration or development programs.

     16. Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.


     Notwithstanding any other investment policy or restriction, each Series may seek to achieve its investment objective by investing all or substantially all of its assets in another investment company having substantially the same investment objective and policies as the Series.


III. MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

A. BOARD OF TRUSTEES


     The Board of Trustees of the Fund oversees the management of each Series but does not itself manage a Series. The Trustees review various services provided by or under the direction of the Investment Manager to ensure that each Series' general investment policies and programs are properly carried out. The Trustees also conduct their review to ensure that administrative services are provided to each Series in a satisfactory manner.

     Under state law, the duties of the Trustees are generally characterized as a duty of loyalty and a duty of care. The duty of loyalty requires a Trustee to exercise his or her powers in the interest of the Fund and each Series and not the Trustee's own interest or the interest of another person or organization. A

Trustee satisfies his or her duty of care by acting in good faith with the care of an ordinarily prudent person and in a manner the Trustee reasonably believes to be in the best interest of the Fund, each Series and its shareholders.


B. MANAGEMENT INFORMATION


     TRUSTEES AND OFFICERS. The Board of the Fund consists of eight (8) Trustees. These same individuals also serve as directors or trustees for all of the Morgan Stanley Dean Witter Funds. Six Trustees (75% of the total number) have no affiliation or business connection with the Investment Manager or any of its affiliated persons and do not own any stock or other securities issued by the Investment Manager's parent company, MSDW. These are the "non-interested" or "independent" Trustees. The other two Trustees (the "management Trustees") are affiliated with the Investment Manager.

     The Trustees and executive officers of the Fund, their principal business occupations during the last five years and their affiliations, if any, with the Investment Manager, and with the Morgan Stanley Dean Witter Funds (there were 93 such Funds as of the calendar year ended December 31, 1999), are shown below.







 NAME, AGE, POSITION WITH FUND AND ADDRESS        PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
-------------------------------------------   ----------------------------------------------------
Michael Bozic (59) ........................   Vice Chairman of Kmart Corporation (since
Trustee                                       December 1998); Director or Trustee of the Morgan
c/o Kmart Corporation                         Stanley Dean Witter Funds; formerly Chairman
3100 West Big Beaver Road                     and Chief Executive Officer of Levitz Furniture
Troy, Michigan                                Corporation (November 1995-November 1998) and
                                              President and Chief Executive Officer of Hills
                                              Department Stores (May 1991-July 1995); formerly
                                              variously Chairman, Chief Executive Officer,
                                              President and Chief Operating Officer (1987-1991)
                                              of the Sears Merchandise Group of Sears, Roebuck
                                              and Co.; Director of Weirton Steel Corporation.
Charles A. Fiumefreddo* (66) ..............   Chairman, Director or Trustee and Chief Executive
Chairman of the Board,                        Officer of the Morgan Stanley Dean Witter Funds;
Chief Executive Officer and Trustee           formerly Chairman, Chief Executive Officer and
Two World Trade Center                        Director of the Investment Manager, the Distributor
New York, New York                            and MSDW Services Company; Executive Vice
                                              President and Director of Dean Witter Reynolds;
                                              Chairman and Director of the Transfer Agent;
                                              formerly Director and/or officer of various MSDW
                                              subsidiaries (until June 1998).
Edwin J. Garn (67) ........................   Director or Trustee of the Morgan Stanley Dean
Trustee                                       Witter Funds; formerly United States Senator (R-
c/o Huntsman Corporation                      Utah) (1974-1992) and Chairman, Senate Banking
500 Huntsman Way                              Committee (1980-1986); formerly Mayor of Salt
Salt Lake City, Utah                          Lake City, Utah (1971-1974); formerly Astronaut,
                                              Space Shuttle Discovery (April 12-19, 1985); Vice
                                              Chairman, Huntsman Corporation (chemical
                                              company); Director of Franklin Covey (time
                                              management systems), BMW Bank of North
                                              America, Inc. (industrial loan corporation), United
                                              Space Alliance (joint venture between Lockheed
                                              Martin and the Boeing Company) and Nuskin Asia
                                              Pacific (multilevel marketing); member of the board
                                              of various civic and charitable organizations.

 NAME, AGE, POSITION WITH FUND AND ADDRESS        PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
-------------------------------------------   ----------------------------------------------------
Wayne E. Hedien (66) ......................   Retired; Director or Trustee of the Morgan Stanley
Trustee                                       Dean Witter Funds; Director of The PMI Group,
c/o Mayer, Brown & Platt                      Inc. (private mortgage insurance); Trustee and
Counsel to the Independent Trustees           Vice Chairman of The Field Museum of Natural
1675 Broadway                                 History; formerly associated with the Allstate
New York, New York                            Companies (1966-1994), most recently as
                                              Chairman of The Allstate Corporation (March 1993-
                                              December 1994) and Chairman and Chief
                                              Executive Officer of its wholly-owned subsidiary,
                                              Allstate Insurance Company (July 1989-December
                                              1994); director of various other business and
                                              charitable organizations.
Dr. Manuel H. Johnson (51) ................   Senior Partner, Johnson Smick International, Inc.,
Trustee                                       a consulting firm; Co-Chairman and a founder of
c/o Johnson Smick International, Inc.         the Group of Seven Council (G7C), an international
1133 Connecticut Avenue, N.W.                 economic commission; Chairman of the Audit
Washington, D.C.                              Committee and Director or Trustee of the Morgan
                                              Stanley Dean Witter Funds; Director of Greenwich
                                              Capital Markets, Inc. (broker-dealer) and NVR, Inc.
                                              (home construction); Chairman and Trustee of the
                                              Financial Accounting Foundation (oversight
                                              organization of the Financial Accounting Standards
                                              Board); formerly Vice Chairman of the Board of
                                              Governors of the Federal Reserve System (1986-
                                              1990) and Assistant Secretary of the U.S. Treasury.
Michael E. Nugent (63) ....................   General Partner, Triumph Capital, L.P., a private
Trustee                                       investment partnership; Chairman of the Insurance
c/o Triumph Capital, L.P.                     Committee and Director or Trustee of the Morgan
237 Park Avenue                               Stanley Dean Witter Funds; formerly Vice
New York, New York                            President, Bankers Trust Company and BT Capital
                                              Corporation (1984-1988); director of various
                                              business organizations.
Philip J. Purcell* (56) ...................   Chairman of the Board of Directors and Chief
Trustee                                       Executive Officer of MSDW, Dean Witter Reynolds
1585 Broadway                                 and Novus Credit Services Inc.; Director of the
New York, New York                            Distributor; Director or Trustee of the Morgan
                                              Stanley Dean Witter Funds; Director of American
                                              Airlines, Inc. and its parent company, AMR
                                              Corporation; Director and/or officer of various
                                              MSDW subsidiaries.
John L. Schroeder (69) ....................   Retired; Chairman of the Derivatives Committee
Trustee                                       and Director or Trustee of the Morgan Stanley
c/o Mayer, Brown & Platt                      Dean Witter Funds; Director of Citizens Utilities
Counsel to the Independent Trustees           Company (telecommunications, gas, electric and water
1675 Broadway                                 utilities company); formerly Executive Vice
New York, New York                            President and Chief Investment Officer of the
                                              Home Insurance Company (August 1991-
                                              September 1995).

 NAME, AGE, POSITION WITH FUND AND ADDRESS        PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
-------------------------------------------   ----------------------------------------------------
Mitchell M. Merin (46) ....................   President and Chief Operating Officer of Asset
President                                     Management of MSDW (since December 1998);
Two World Trade Center                        President and Director (since April 1997) and Chief
New York, New York                            Executive Officer (since June 1998) of the
                                              Investment Manager and MSDW Services
                                              Company; Chairman, Chief Executive Officer and
                                              Director of the Distributor (since June 1998);
                                              Chairman and Chief Executive Officer (since June
                                              1998) and Director (since January 1998) of the
                                              Transfer Agent; Director of various MSDW
                                              subsidiaries; President of the Morgan Stanley Dean
                                              Witter Funds (since May 1999); Trustee of various
                                              Van Kampen investment companies (since
                                              December 1999); previously Chief Strategic Officer
                                              of the Investment Manager and MSDW Services
                                              Company and Executive Vice President of the
                                              Distributor (April 1997-June 1998), Vice President
                                              of the Morgan Stanley Dean Witter Funds (May
                                              1997-April 1999), and Executive Vice President of
                                              Dean Witter, Discover & Co.
Barry Fink (45) ...........................   Executive Vice President (since December 1999)
Vice President,                               and Secretary and General Counsel (since
Secretary and General Counsel                 February 1997) and Director (since July 1998) of
Two World Trade Center                        the Investment Manager and MSDW Services
New York, New York                            Company; Executive Vice President (since
                                              December 1999) and Assistant Secretary and
                                              Assistant General Counsel (since February 1997)
                                              of the Distributor; Assistant Secretary of Dean
                                              Witter Reynolds (since August 1996); Vice
                                              President, Secretary and General Counsel of the
                                              Morgan Stanley Dean Witter Funds (since February
                                              1997); previously Senior Vice President (March
                                              1997-December 1999), First Vice President (June
                                              1993-February 1997), Vice President and Assistant
                                              Secretary and Assistant General Counsel of the
                                              Investment Manager and MSDW Services
                                              Company, Senior Vice President of the Distributor
                                              (March 1997-December 1999) and Assistant
                                              Secretary of the Morgan Stanley Dean Witter
                                              Funds.
James F. Willison (56) ....................   Senior Vice President of the Investment Manager
Vice President                                and Director of the Tax-Exempt Fixed Income
Two World Trade Center                        Group; Vice President of various Morgan Stanley
New York, New York                            Dean Witter Funds.

Thomas F. Caloia (53) .....................   First Vice President and Assistant Treasurer of the
Treasurer                                     Investment Manager, the Distributor and MSDW
Two World Trade Center                        Services Company; Treasurer of the Morgan
New York, New York                            Stanley Dean Witter Funds.


----------
* Denotes Trustees who are "interested persons" of the Fund as defined by the Investment Company Act.


     In addition, Ronald E. Robison, Executive Vice President, Chief Administrative Officer and Director of the Investment Manager and MSDW Services Company, Robert S. Giambrone, Senior Vice President of the Investment Manager, MSDW Services Company, the Distributor and the Transfer Agent and Director of the Transfer Agent, Joseph J. McAlinden, Executive Vice President and Chief Investment Officer of the Investment Manager and Director of the Transfer Agent, Peter M. Avelar, Senior Vice President and Director of the High Yield Group of the Investment Manager, Jonathan R. Page, Senior Vice President and Director of the Money Market Group of the Investment Manager, and Joseph R. Arcieri, Gerard J. Lian and Katherine H. Stromberg, Vice Presidents of the Investment Manager, are Vice Presidents of the Fund.

     In addition, Marilyn K. Cranney, Todd Lebo, Lou Anne D. McInnis, Ruth Rossi, and Carsten Otto, First Vice Presidents and Assistant General Counsels of the Investment Manager and MSDW Services Company, and Natasha Kassian, Assistant Vice President and Assistant General Counsel of the Investment Manager and MSDW Services Company, are Assistant Secretaries of the Fund.

     INDEPENDENT DIRECTORS/TRUSTEES AND THE COMMITTEES. Law and regulation establish both general guidelines and specific duties for the independent directors/trustees. The Morgan Stanley Dean Witter Funds seek as independent directors/trustees individuals of distinction and experience in business and finance, government service or academia; these are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the Funds' boards, such individuals may reject other attractive assignments because the Funds make substantial demands on their time. All of the independent directors/trustees serve as members of the Audit Committee. In addition, three of the directors/trustees, including two independent directors/trustees, serve as members of the Derivative's Committee and the Insurance Committee.

     The independent directors/trustees are charged with recommending to the full board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements; continually reviewing Fund performance; checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance, and trading among Funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The independent directors/trustees are required to select and nominate individuals to fill any independent directors/trustees vacancy on the board of any Fund that has a Rule 12b-1 plan of distribution. Most of the Morgan Stanley Dean Witter Funds have a Rule 12b-1 plan.

     The Audit Committee is charged with recommending to the full board the engagement or discharge of the Fund's independent accountants; directing investigations into matters within the scope of the independent accountants' duties, including the power to retain outside specialists; reviewing with the independent accountants the audit plan and results of the auditing engagement; approving professional services provided by the independent accountants and other accounting firms prior to the performance of the services; reviewing the independence of the independent accountants; considering the range of audit and non-audit fees; reviewing the adequacy of the Fund's system of internal controls; and preparing and submitting Committee meeting minutes to the full board.

     The board of each Fund has a Derivatives Committee to approve parameters for and monitor the activities of the Fund with respect to derivative investments, if any, made by the Fund.

     Finally, the board of each Fund has formed an Insurance Committee to review and monitor the insurance coverage maintained by the Fund.

     ADVANTAGES OF HAVING SAME INDIVIDUALS AS INDEPENDENT DIRECTORS/TRUSTEES FOR ALL MORGAN STANLEY DEAN WITTER FUNDS. The independent directors/trustees and the Funds' management believe that having the same independent directors/trustees for each of the Morgan Stanley Dean Witter Funds avoids the duplication of effort that would arise from having different groups of individuals serving as independent directors/trustees for each of the Funds or even of sub-groups of Funds. They believe that having the same individuals serve as independent directors/trustees of all the Funds tends to increase their knowledge and expertise regarding matters which affect the Fund complex generally and enhances their ability to negotiate on behalf of each Fund with the Fund's service providers. This arrangement also precludes the possibility of separate groups of independent directors/trustees arriving at conflicting decisions regarding operations and management of the Funds and avoids the cost and confusion that would likely ensue. Finally, having the same independent directors/trustees serve on all Fund boards enhances the ability of each Fund to obtain, at modest cost to each separate Fund, the services of independent directors/trustees of the caliber, experience and business acumen of the individuals who serve as independent directors/trustees of the Morgan Stanley Dean Witter Funds.


     TRUSTEE AND OFFICER INDEMNIFICATION. The Fund's Declaration of Trust provides that no Trustee, officer, employee or agent of the Fund is liable to the Fund or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his/her or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his/her or its duties. It also provides that all third persons shall look solely to the Fund property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

C. COMPENSATION


     The Fund pays each Independent Trustee an annual fee of $800 plus a per meeting fee of $50 for meetings of the Board of Trustees, the Independent Trustees or Committees of the Board of Trustees attended by the Trustee (the Fund pays the Chairman of the Audit Committee an additional annual fee of $750 and the Chairmen of the Derivatives and Insurance Committees additional annual fees of $500). If a Board meeting and a meeting of the Independent Trustees or a Committee meeting, or a meeting of the Independent Trustees and/or more than one Committee meeting, take place on a single day, the Trustees are paid a single meeting fee by the Fund. The Fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Trustees and officers of the Fund who are or have been employed by the Investment Manager or an affiliated company receive no compensation or expense reimbursement from the Fund for their services as Trustee.

     The following table illustrates the compensation that the Fund paid to its Independent Trustees for the fiscal year ended November 30, 1999.


                               FUND COMPENSATION

                                     AGGREGATE
                                   COMPENSATION
NAME OF INDEPENDENT TRUSTEE        FROM THE FUND
-------------------------------   --------------
Michael Bozic .................       $1,550
Edwin J. Garn .................        1,600
Wayne E. Hedien ...............        1,600
Dr. Manuel H. Johnson .........        2,100
Michael E. Nugent .............        1,933
John L. Schroeder .............        1,933



     The following table illustrates the compensation paid to the Fund's Independent Trustees for the calendar year ended December 31, 1999 for services to the 93 Morgan Stanley Dean Witter Funds that were in operation at December 31, 1999.

            CASH COMPENSATION FROM MORGAN STANLEY DEAN WITTER FUNDS



                                     TOTAL CASH
                                    COMPENSATION
                                   FOR SERVICES TO
                                      93 MORGAN
NAME OF                             STANLEY DEAN
INDEPENDENT TRUSTEE                 WITTER FUNDS
-------------------------------   ----------------
Michael Bozic .................       $134,600
Edwin J. Garn .................        138,700
Wayne E. Hedien ...............        138,700
Dr. Manuel H. Johnson .........        208,638
Michael E. Nugent .............        193,324
John L. Schroeder .............        193,324



     As of the date of this Statement of Additional Information, 55 of the Morgan Stanley Dean Witter Funds, including the Fund, have adopted a retirement program under which an independent director/ trustee who retires after serving for at least five years (or such lesser period as may be determined by the Board) as an independent director/trustee of any Morgan Stanley Dean Witter Fund that has adopted the retirement program (each such Fund referred to as an "Adopting Fund" and each such trustee referred to as an "Eligible Trustee") is entitled to retirement payments upon reaching the eligible retirement age (normally, after attaining age 72). Annual payments are based upon length of service.

     Currently, upon retirement, each Eligible Trustee is entitled to receive from the Adopting Fund, commencing as of his or her retirement date and continuing for the remainder of his or her life, an annual retirement benefit (the "Regular Benefit") equal to 30.22% of his or her Eligible Compensation plus 0.5036667% of such Eligible Compensation for each full month of service as an independent director /trustee of any Adopting Fund in excess of five years up to a maximum of 60.44% after ten years of service. The foregoing percentages may be changed by the Board.(1) "Eligible Compensation" is one-fifth of the total compensation earned by such Eligible Trustee for service to the Adopting Fund in the five year period prior to the date of the Eligible Trustee's retirement. Benefits under the retirement program are accrued as expenses on the books of the Adopting Funds. Such benefits are not secured or funded by the Adopting Funds.

     The following table illustrates the retirement benefits accrued to the Fund's Independent Trustees by the Fund for the fiscal year ended November 30, 1999 and by the 55 Morgan Stanley Dean Witter Funds (including the Fund) for the year ended December 31, 1999, and the estimated retirement benefits for the Independent Trustees, to commence upon their retirement, from the Fund as of November 30, 1999 and from the 55 Morgan Stanley Dean Witter Funds as of December 31, 1999.


----------
(1) An Eligible Trustee may elect alternative payments of his or her retirement benefits based upon the combined life expectancy of the Eligible Trustee and his or her spouse on the date of such Eligible Trustee's retirement. In addition, the Eligible Trustee may elect that the Surviving spouse's periodic payment of benefits will be equal to a lower percentage of the periodic amount when both spouses were alive. The amount estimated to be payable under this method, through the remainder of the later of the lives of the Eligible Trustee and spouse, will be the actuarial equivalent of the Regular Benefit.

  RETIREMENT BENEFITS FROM THE FUND AND ALL MORGAN STANLEY DEAN WITTER FUNDS


                                   FOR ALL ADOPTING FUNDS
                              --------------------------------
                                                                                            ESTIMATED ANNUAL
                                                                  RETIREMENT BENEFITS           BENEFITS
                                  ESTIMATED                       ACCRUED AS EXPENSES      UPON RETIREMENT(2)
                               CREDITED YEARS      ESTIMATED     ---------------------   ----------------------
                                OF SERVICE AT      PERCENTAGE                 BY ALL                   FROM ALL
NAME OF                          RETIREMENT       OF ELIGIBLE     BY THE     ADOPTING     FROM THE     ADOPTING
INDEPENDENT TRUSTEE             (MAXIMUM 10)      COMPENSATION     FUND        FUNDS        FUND        FUNDS
---------------------------   ----------------   -------------   --------   ----------   ----------   ---------
Michael Bozic .............          10               60.44%     $380       $20,933      $ 907        $50,588
Edwin J. Garn .............          10               60.44       644        31,737        909         50,675
Wayne E. Hedien ...........           9               51.37       714        39,566        771         43,000
Dr. Manuel H. Johnson .....          10               60.44       255        13,129      1,360         75,520
Michael E. Nugent .........          10               60.44       482        23,175      1,209         67,209
John L. Schroeder .........           8               50.37       771        41,558        955         52,994



----------
(2) Based on current levels of compensation. Amount of annual benefits also varies depending on the Trustee's elections described in Footnote (1) on page 49.


IV. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------


     The following persons owned 5% or more shares of each Series of the Fund as of January 13, 2000: Massachusetts Series--Dave C. Bundy and Jan Bundy, JTTEN, 46 Meadow Rd., Bolton, MA 01740-1120--5.812%; Minnesota Series--Odd Kermit Rovick, TTEE for the Rovick Revocable Living Trust under agreement dated 8/26/94, 5501 Village Dr., Edina, MN 55439-1949--9.332%; Pennsylvania
Series--Commonwealth of PA/Pennvest, PA Treasury, Financial Bldg., Room 126, Harrisburg, PA 17120--21.231%.


     As of the date of this Statement of Additional Information, the aggregate number of shares of beneficial interest of the Fund owned by the Fund's officers and Trustees as a group was less than 1% of the Fund's shares of beneficial interest outstanding.

V. INVESTMENT MANAGEMENT AND OTHER SERVICES
--------------------------------------------------------------------------------

A. INVESTMENT MANAGER



     The Investment Manager to each Series is Morgan Stanley Dean Witter Advisors Inc., a Delaware corporation, whose address is Two World Trade Center, New York, NY 10048. The Investment Manager is a wholly-owned subsidiary of MSDW, a Delaware corporation. MSDW is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services.


     Pursuant to an Investment Management Agreement (the "Management Agreement") with the Investment Manager, the Fund has retained the Investment Manager to provide administrative services and manage the investment of each Series' assets, including the placing of orders for the purchase and sale of portfolio securities for the Series. Each Series pays the Investment Manager monthly compensation calculated daily by applying the annual rate of 0.35% to the net assets of that Series determined as of the close of each business day.


     During the fiscal year ended November 30, 1997, the Arizona Series, California Series, Florida Series, Massachusetts Series, Michigan Series, Minnesota Series, New Jersey Series, New York Series, Ohio Series and Pennsylvania Series accrued to the Investment Manager under the Management Agreement total compensation in the amounts of $152,041, $372,728, $235,241, $52,284, $69,676, $31,997, $150,967, $45,334, $70,502, and $155,772. During the
fiscal year ended November 30, 1998, the Arizona Series, California Series, Florida Series, Massachusetts Series, Michigan Series, Minnesota Series, New Jersey Series, New York Series, Ohio Series and Pennsylvania Series accrued to the Investment Manager under the Management Agreement total compensation in the amounts of $143,707, $366,413, $222,722, $51,570, $66,318, $30,046, $144,628,
$43,428, $64,310 and $184,737, respectively.

     During the fiscal year ended November 30, 1999, the Arizona Series, California Series, Florida Series, Massachusetts Series, Michigan Series, Minnesota Series, New Jersey Series, New York Series, Ohio Series and Pennsylvania Series accrued to the Investment Manager under the Management Agreement total compensation in the amounts of $140,768, $356,813, $203,267, $49,848, $58,834, $27,901, $142,574, $40,185, $61,383, and $183,815,
respectively.

     The Investment Manager has retained its wholly-owned subsidiary, MSDW Services Company, to perform administrative services for the Fund.


B. PRINCIPAL UNDERWRITER

     The Fund's principal underwriter is the Distributor (which has the same address as the Investment Manager). In this capacity, each Series' shares are distributed by the Distributor. The Distributor has entered into a selected dealer agreement with Dean Witter Reynolds, which through its own sales organization sells shares of each Series. In addition, the Distributor may enter into similar agreements with other selected broker-dealers. The Distributor, a Delaware corporation, is a wholly-owned subsidiary of MSDW.

     The Distributor bears all expenses it may incur in providing services under the Distribution Agreement. These expenses include the payment of commissions for sales of Series shares and incentive compensation to Financial Advisors, the cost of educational and/or business-related trips, and educational and/or promotional and business-related expenses. The Distributor also pays certain expenses in connection with the distribution of the shares of each Series, including the costs of preparing, printing and distributing advertising or promotional materials, and the costs of printing and distributing prospectuses and supplements thereto used in connection with the offering and sale of Series shares. The Fund bears the costs of initial typesetting, printing and distribution of prospectuses and supplements thereto to shareholders. The Fund also bears the costs of registering the Fund and the Series' shares under federal and state securities laws and pays filing fees in accordance with state securities laws.


     The Fund and the Distributor have agreed to indemnify each other against certain liabilities, including liabilities under the Securities Act. Under the Distribution Agreement, the Distributor uses its best efforts in rendering services to the Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Fund or its shareholders.


C. SERVICES PROVIDED BY THE INVESTMENT MANAGER


     The Investment Manager manages the investment of each Series' assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager obtains and evaluates the information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of a Series in a manner consistent with its investment objective.

     Under the terms of the Management Agreement, in addition to managing each Series' investments, the Investment Manager maintains certain of each Series' books and records and furnishes, at its own expense, the office space, facilities, equipment, clerical help, bookkeeping and certain legal services as each Series may reasonably require in the conduct of its business, including the preparation of prospectuses, proxy statements and reports required to be filed with federal and state securities commissions (except insofar as the participation or assistance of independent accountants and attorneys is, in the opinion of the Investment Manager, necessary or desirable). In addition, the Investment Manager pays the salaries of all personnel, including officers of the Fund, who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone service, heat, light, power and other utilities provided to the Fund.

     Each Series pays all expenses incurred in its operation and a portion of the Fund's general administration expenses allocated on the basis of asset size of the respective Series. Expenses not expressly assumed by the Investment Manager under the Management Agreement or by the Distributor, will be paid by the Fund or each respective Series depending upon the nature of the expense. The expenses borne directly by each Series include, but are not limited to: expenses of the Plan of Distribution pursuant to Rule 12b-1; charges and expenses of any registrar, custodian, stock transfer and dividend disbursing agent; brokerage commissions; taxes; engraving and printing share certificates; registration costs of the Series and its shares under federal and state securities laws; the cost and expense of printing, including typesetting, and distributing prospectuses and statements of additional information of the Series and supplements thereto to the Series' shareholders; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of the Investment Manager or any corporate affiliate of the Investment Manager; all expenses incident to any dividend, withdrawal or redemption options; charges and expenses of any outside service used for pricing of the Fund's shares; fees and expenses of legal counsel, including counsel to the Trustees who are not interested persons of the Fund or of the Investment Manager (not including compensation or expenses of attorneys who are employees of the Investment Manager); fees and expenses of the Fund's independent accountants; membership dues of industry associations; interest on Series borrowings; postage; insurance premiums on property or personnel (including officers and Trustees) of the Fund which inure to its benefit; extraordinary expenses including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto (depending upon the nature of the legal claim, liability or lawsuit, the costs of litigation, payment of legal claims or liabilities or indemnification relating thereto may be directly applicable to a particular Series or may be proportionately allocated on the basis of the size of each Series. The Trustees have determined that this is an appropriate method of allocation of such expenses); and all other costs of the Fund's operation.

     The Management Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Investment Manager is not liable to the Fund or any of its investors for any act or omission by the Investment Manager or for any losses sustained by the Fund or its investors.


     The Management Agreement will remain in effect from year to year with respect to each Series, provided continuance of the Management Agreement is approved at least annually by the vote of the holders of a majority, as defined in the Investment Company Act, of the outstanding shares of that Series, or by the Trustees; provided that in either event such continuance is approved annually by the vote of a majority of the Trustees, including a majority of the Independent Trustees.


D. DEALER REALLOWANCES

     Upon notice to selected broker-dealers, the Distributor may reallow up to the full applicable front-end sales charge during periods specified in such notice. During periods when 90% or more of the sales charge is reallowed, such selected broker-dealers may be deemed to be underwriters as that term is defined in the Securities Act.

E. RULE 12b-1 PLAN

     In accordance with a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act between the Fund and the Distributor, the Distributor provides certain services in connection with the promotion of sales of Fund shares (the "Plan").

     The Plan provides that the Distributor bears the expense of all promotional and distribution related activities on behalf of the Fund, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor under the
Plan: (1) compensation to and expenses of Dean Witter Reynolds' Financial Advisors and other Selected Broker-Dealers' account executives and other employees, including overhead and telephone expenses; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Fund's shares; (3) expenses incurred in connection with promoting sales of the

Fund's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

     The Fund is authorized to reimburse specific expenses incurred or to be incurred in promoting the distribution of Series shares. Reimbursement is made through payments at the end of each month. The amount of each monthly payment may in no event exceed an amount equal to a payment at the annual rate of 0.15 of 1% of the average daily net assets of the shares of each Series of the Fund during the month. No interest or other financing charges will be incurred for which reimbursement payments under the Plan will be made. In addition, no interest charges, if any, incurred on any distribution expenses will be reimbursable under the Plan. In the case of all expenses other than expenses representing a residual to Financial Advisors and other authorized financial representatives, such amounts shall be determined at the beginning of each calendar quarter by the Trustees, including a majority of the Independent 12b-1 Trustees. Expenses representing a residual to Financial Advisors and other authorized financial representatives may be reimbursed without prior determination. In the event that the Distributor proposes that monies shall be reimbursed for other than such expenses, then in making quarterly determinations of the amounts that may be expended by the Fund, the Distributor provides and the Trustees review a quarterly budget of projected incremental distribution expenses to be incurred on behalf of the Fund, together with a report explaining the purposes and anticipated benefits of incurring such expenses. The Trustees determine which particular expenses, and the portions thereof, that may be borne by the Fund, and in making such a determination shall consider the scope of the Distributor's commitment to promoting the distribution of Series shares.


     The Arizona Series, California Series, Florida Series, Massachusetts Series, Michigan Series, Minnesota Series, New Jersey Series, New York Series, Ohio Series and Pennsylvania Series, accrued a total of $56,078, $150,122, $82,273, $20,384, $24,004, $11,455, $57,692, $16,977, $24,023 and $78,314,
respectively pursuant to the Plan of Distribution for the fiscal year ended November 30, 1999. Such payment amounted to an annual rate of 0.14 of 1% of the average daily net assets of the Arizona Series, Florida Series, Massachusetts Series, Michigan Series, Minnesota Series, New Jersey Series and Ohio Series and, 0.15% of the daily net assets of the California Series, New York Series and Pennsylvania Series. It is estimated that the amount paid by the Fund for distribution was for expenses which relate to compensation of sales personnel and associated overhead expenses. The Distributor has informed the Fund that it received sales charges on sales of the Fund's shares in the approximate amounts of $912,113, $994,943, and $840,754 for the fiscal years ended 1997, 1998, and
1999, respectively.

     The Investment Manager pays a retention fee to Financial Advisors at an annual rate of 0.05% of the value of shares of the Fund sold after January 1, 2000 and held for at least one year. Shares purchased through the reinvestment of dividends will be eligible for a retention fee, provided that such dividends were earned on shares otherwise eligible for a retention fee payment. Shares owned in variable annuities, closed-end fund shares and shares held in 401(k) plans where the Transfer Agent or Dean Witter Reynolds's Retirement Plan Services is either recordkeeper or trustee are not eligible for a retention fee.

     For the first year only, the retention fee is paid on any shares of the Fund sold after January 1, 2000 and held by shareholders on December 31, 2000.

     The retention fees are paid by the Investment Manager from its own assets, which may include profits from investment management fees payable under the Management Agreement, as well as from borrowed funds.


     Under the Plan, the Distributor uses its best efforts in rendering services to the Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Fund or its shareholders.

     Under the Plan, the Distributor provides each of the Series the Fund, for review by the Trustees, and the Trustees review, promptly after the end of each fiscal quarter, a written report regarding the incremental distribution expenses incurred on behalf of each of each Series the Fund during such fiscal quarter, which report includes (1) an itemization of the types of expenses and the purposes therefore; (2) the amounts of such expenses; and (3) a description of the benefits derived by each Series of the Fund. In the Trustees' quarterly review of the Plan they consider its continued appropriateness and the level of compensation provided therein.


     No interested person of the Fund nor any Independent Trustee has any direct financial interest in the operation of the Plan except to the extent that the Distributor, the Investment Manager, Dean Witter Reynolds, MSDW Services Company or certain of their employees may be deemed to have such an interest as a result of benefits derived from the successful operation of the Plan or as a result of receiving a portion of the amounts expended thereunder by the Fund.



F. OTHER SERVICE PROVIDERS


  (1) TRANSFER AGENT/DIVIDEND-PAYING AGENT


     Morgan Stanley Dean Witter Trust FSB is the Transfer Agent for the Fund's shares and the Dividend Disbursing Agent for payment of dividends and distributions on Fund shares and Agent for shareholders under various investment plans. The principal business address of the Transfer Agent is Harborside Financial Center, Plaza Two, Jersey City, NJ 07311.



  (2) CUSTODIAN AND INDEPENDENT ACCOUNTANTS


     The Bank of New York, 100 Church Street, New York, NY 10007 is the Custodian for the Fund's assets. Any of the Fund's cash balances with the Custodian in excess of $100,000 are unprotected by federal deposit insurance. These balances may, at times, be substantial.

     PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, NY 10036 serves as the independent accountants of the Fund. The independent accountants are responsible for auditing the annual financial statements of the Fund.



  (3) AFFILIATED PERSONS


     The Transfer Agent is an affiliate of the Investment Manager, and of the Distributor. As Transfer Agent and Dividend Disbursing Agent, the Transfer Agent's responsibilities include maintaining shareholder accounts, disbursing cash dividends and reinvesting dividends, processing account registration changes, handling purchase and redemption transactions, mailing prospectuses and reports, mailing and tabulating proxies, processing share certificate transactions, and maintaining shareholder records and lists. For these services, the Transfer Agent receives a per shareholder account fee from the Fund and is reimbursed for its out-of-pocket expenses in connection with such services.


VI. BROKERAGE ALLOCATION AND OTHER PRACTICES
--------------------------------------------------------------------------------

A. BROKERAGE TRANSACTIONS

     Subject to the general supervision of the Trustees, the Investment Manager is responsible for decisions to buy and sell securities for each Series, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Each Series expects that the primary market for the securities in which it intends to invest will generally be the over-the-counter market. Securities are generally traded in the over-the-counter market on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. Each Series also expects that securities will be purchased at times in underwritten offerings where the price includes a fixed amount of compensation, generally referred to as the underwriter's concession or discount. On occasion each Series may also purchase certain money market instruments directly from an issuer, in which case no commissions or discounts are paid.


     During the fiscal years ended November 30, 1997, 1998 and 1999, the Fund and each Series paid no such brokerage commissions or concessions.

B. COMMISSIONS

     Pursuant to an order of the SEC, each Series may effect principal transactions in certain money market instruments with Dean Witter Reynolds. Each Series will limit its transactions with Dean Witter Reynolds to U.S. Government and Government Agency Securities, Bank Money Instruments (i.e. Certificates of Deposit and Bankers' Acceptances) and Commercial Paper (not including Tax-Exempt Municipal Paper). The transactions will be effected with Dean Witter Reynolds only when the price available from Dean Witter Reynolds is better than that available from other dealers.


     During the fiscal years ended November 30, 1997, 1998 and 1999, the Series did not effect any principal transactions with Dean Witter Reynolds.

     Brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges may be effected through Dean Witter Reynolds, Morgan Stanley & Co. and other affiliated brokers and dealers. In order for an affiliated broker or dealer to effect any portfolio transactions on an exchange for any Series, the commissions, fees or other remuneration received by the affiliated broker or dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees, including the Independent Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker or dealer are consistent with the foregoing standard. Each Series does not reduce the management fee it pays to the Investment Manager by any amount of the brokerage commissions it may pay to an affiliated broker or dealer.

     During the fiscal years ended November 30, 1997, 1998 and 1999, the Fund and the Series paid no brokerage commissions to an affiliated broker or dealer.




C. BROKERAGE SELECTION

     The policy of the Fund regarding purchases and sales of securities for each Series' portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions.

     In seeking to implement the Fund's policies, the Investment Manager effects transactions with those brokers and dealers who the Investment Manager believes provide the most favorable prices and are capable of providing efficient executions. If the Investment Manager believes the prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Investment Manager. The services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities.

     The information and services received by the Investment Manager from brokers and dealers may be of benefit to the Investment Manager in the management of accounts of some of its other clients and may not in all cases benefit the Fund directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Investment Manager and thereby reduce its expenses, it is of indeterminable value and the Fund does not reduce the management fee it pays to the Investment Manager by any amount that may be attributable to the value of such services.

     Subject to the principle of obtaining best price and execution, the Investment Manager may consider a broker-dealer's sales of shares of a Series as a factor in selecting from among those broker-dealers qualified to provide comparable prices and execution on the Series' portfolio transactions. The Fund does not, however, require a broker-dealer to sell shares of a Series in order for it to be considered to execute portfolio transactions, and will not enter into any arrangement whereby a specific amount or percentage of a Series' transactions will be directed to a broker which sells shares of the Series to customers. The Trustees review, periodically, the allocation of brokerage orders to monitor the operation of these policies.

     The Investment Manager currently serves as investment manager to a number of clients, including other investment companies, and may in the future act as investment manager or advisor to others. It is the practice of the Investment Manager to cause purchase and sale transactions to be allocated among the Series and others whose assets it manages in such manner as it deems equitable. In making such allocations among the Series and other client accounts, various factors may be considered, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of the Series and other client accounts. In the case of certain initial and secondary public offerings, the Investment Manager utilizes a pro rata allocation process based on the size of the Morgan Stanley Dean Witter Funds involved and the number of shares available from the public offering.


D. DIRECTED BROKERAGE


     During the fiscal year ended November 30, 1999, the Fund did not pay any brokerage commissions to brokers because of research services provided.



E. REGULAR BROKER-DEALERS


     During the fiscal year ended November 30, 1999, the Fund did not purchase securities issued by brokers or dealers that were among the ten brokers or the ten dealers which executed transactions for or with the Fund in the largest dollar amounts during the year. At November 30, 1999, the Fund did not own any securities issued by any of such issuers.


VII. CAPITAL STOCK AND OTHER SECURITIES
--------------------------------------------------------------------------------

     The shareholders of each Series of the Fund are entitled to a full vote for each full share of beneficial interest held. The Fund is authorized to issue an unlimited number of shares of beneficial interest. All shares of beneficial interest of the Fund are of $0.01 par value and are equal as to earnings, assets and voting privileges.

     The Fund's Declaration of Trust permits the Trustees to authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional Classes of shares within any series. The Trustees have not presently authorized any such additional series or Classes of shares other than as set forth in the Prospectus.


     The Fund is not required to hold annual meetings of shareholders and in ordinary circumstances the Fund does not intend to hold such meetings. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the Investment Company Act or the Declaration of Trust. Under certain circumstances, the Trustees may be removed by action of the Trustees. In addition, under certain circumstances, the shareholders may call a meeting to remove Trustees and the Fund is required to provide assistance in communicating with shareholders about such a meeting. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees.


     Under Massachusetts law, shareholders of a business trust may, under certain limited circumstances, be held personally liable as partners for the obligations of the Fund. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund, requires that notice of such Fund obligations include such disclaimer, and provides for indemnification out of the Fund's property for any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of the Fund's assets and operations, the possibility of the Fund being unable to meet its obligations is remote and thus, in the opinion of Massachusetts counsel to the Fund, the risk to Fund shareholders of personal liability is remote.

     All of the Trustees have been elected by the shareholders of the Fund, most recently at a Special Meeting of Shareholders held on May 21, 1997. The Trustees themselves have the power to alter the number and the terms of office of the Trustees (as provided for in the Declaration of Trust), and they may at any time lengthen or shorten their own terms or make their terms of unlimited duration and appoint their own successors, provided that always at least a majority of the Trustees has been elected by the shareholders of the Fund.

VIII. PURCHASE, REDEMPTION AND PRICING OF SHARES
--------------------------------------------------------------------------------

A. PURCHASE/REDEMPTION OF SHARES


     Information concerning how the shares of each Series are offered to the public (and how they are redeemed and exchanged) is provided in the Fund's Prospectus.

     TRANSFER AGENT AS AGENT. With respect to the redemption or repurchase of Series shares, the application of proceeds to the purchase of new shares in a Series or any other Morgan Stanley Dean Witter Funds and the general administration of the exchange privilege, the Transfer Agent acts as agent for the Distributor and for the shareholder's authorized broker-dealer, if any, in the performance of such functions. With respect to exchanges, redemptions or repurchases, the Transfer Agent shall be liable for its own negligence and not for the default or negligence of its correspondents or for losses in transit. The Fund shall not be liable for any default or negligence of the Transfer Agent, the Distributor or any authorized broker-dealer.

     The Distributor and any authorized broker-dealer have appointed the Transfer Agent to act as their agent in connection with the application of proceeds of any redemption of Fund shares to the purchase of shares of any other Morgan Stanley Dean Witter Fund and the general administration of the exchange privilege. No commission or discounts will be paid to the Distributor or any authorized broker-dealer for any transaction pursuant to the exchange privilege.


B. OFFERING PRICE

     The price of each Series, called "net asset value," is based on the value of each Series' portfolio securities.

     Portfolio securities (other than short-term debt securities and futures and options) are valued for the Fund by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the portfolio securities for each Series it uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities for each Series are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available to the Fund for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service, using the procedures outlined above and subject to periodic review, are more likely to approximate the fair value of such securities. The Investment Manager will periodically review and evaluate the procedures, methods and quality of services provided by the pricing service then being used by the Fund and may, from time to time, recommend to the Trustees the use of other pricing services or discontinuance of the use of any pricing service in whole or part. The Trustees may determine to approve such recommendation or take other provisions for pricing of the portfolio securities for each Series.

     Short-term taxable debt securities with remaining maturities of 60 days or less at time of purchase are valued at amortized cost, unless the Trustees determine such does not reflect the securities' market value, in which case these securities will be valued at their fair value as determined by the Trustees.

Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark to market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Trustees determine such does not reflect the securities' fair value, in which case these securities will be valued at their fair market value as determined by the Trustees. Listed options on debt securities are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case, they will be valued at the mean between their closing bid and asked prices. Unlisted options on debt securities are valued at the mean between their latest bid and asked price. Futures are valued at the latest sale price on the commodities exchange on which they trade unless the Trustees determines that such price does not reflect their fair value, in which case they will be valued at their fair market value as determined by the Trustees. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees.

IX. TAXATION OF THE FUND AND SHAREHOLDERS
--------------------------------------------------------------------------------

     Each Series generally will make three basic types of distributions: tax exempt dividends, ordinary dividends and long-term capital gain distributions. These types of distributions are reported differently on a shareholder's income tax return and they are also subject to different rates of tax. The tax treatment of the investment activities of each Series will affect the amount and timing and character of the distributions made by the Series. Shareholders are urged to consult their own tax professionals regarding specific questions as to federal, state or local taxes.

     INVESTMENT COMPANY TAXATION. Each Series intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986. As such, each Series will not be subject to federal income tax on its net investment income and capital gains, if any, to the extent that it distributes such income and capital gains to its shareholders.

     Each Series generally intends to distribute sufficient income and gains so that the Series will not pay corporate income tax on its earnings. Each Series also generally intends to distribute to its shareholders in each calendar year a sufficient amount of ordinary income and capital gains to avoid the imposition of a 4% excise tax. However, a Series may instead determine to retain all or part of any ordinary income or capital gains in any year for reinvestment. In such event, such Series will pay federal income tax (and possibly excise tax) on such retained gains.

     Gains or losses on sales of securities by a Series will be long-term capital gains or losses if the securities have a tax holding period of more than one year. Gains or losses on the sale of securities with a tax holding period of one year or less will be short-term gains or losses.

     In computing net investment income, each Series will amortize any premiums and original issue discounts on securities owned, if applicable. Capital gains or losses realized upon sale or maturity of such securities will be based on their amortized cost.

     All or a portion of any gain from tax-exempt obligations purchased at a market discount may be treated as ordinary income rather than capital gain.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities. Similar proposals may be introduced in the future. If such a proposal were enacted, the availability of municipal securities for investment by a Series could be affected. In that event, each Series would re-evaluate its investment objective and policies.


     TAXATION OF DIVIDENDS AND DISTRIBUTIONS. Each Series intends to qualify to pay "exempt-interest dividends" to its shareholders by maintaining, as of the close of each quarter of each of its taxable years, at least 50% of the value of its assets in tax-exempt securities. An exempt-interest dividend is that part of the dividend distributions made by a Series which consists of interest received by the Series on tax-exempt securities upon which the shareholder incurs no federal income taxes. Exempt-interest dividends are included, however, in determining what portion, if any, of a person's Social Security benefits are subject to federal income tax.

     Each Series intends to invest a portion of its assets in certain "private activity bonds". As a result, a portion of the exempt-interest dividends paid by each Series will be an item of tax preference to shareholders subject to the alternative minimum tax. Certain corporations which are subject to the alternative minimum tax may also have to include exempt-interest dividends in calculating their alternative minimum taxable income in situations where the "adjusted current earnings" of the corporation exceeds its alternative minimum taxable income.


     Shareholders will be subject to federal income tax on dividends paid from interest income derived from taxable securities and on distributions of net short-term capital gains. Such dividends and distributions are taxable to the shareholder as ordinary dividend income regardless of whether the shareholder receives such distributions in additional shares or in cash. Distributions of long-term capital gains, if any, are taxable as long-term capital gains, regardless of how long the shareholder has held the Series shares and regardless of whether the distribution is received in additional shares or in cash. The maximum tax rate on long-term capital gains applicable to individuals is 20%. Since the income of each Series is expected to be derived entirely from interest rather than dividends, it is anticipated that no portion of such dividend distributions will be eligible for the federal dividends received deduction available to corporations.


     Shareholders are generally taxed on any ordinary dividend or capital gain distributions from a Series in the year they are actually distributed. However, if any such dividends or distributions are declared in October, November or December and paid in January then such amounts will be treated for tax purposes as received by the shareholders on December 31, to shareholders of record of such month.

     Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of United States tax on distributions made by a Series of any taxable interest income and short term capital gains.


     After the end of each calendar year, shareholders will be sent information on their dividends and capital gain distributions for tax purposes, including the portion taxable as ordinary income, the portion taxable as long-term capital gains and the percentage of any distributions which constitute an item of tax preference for purposes of the alternative minimum tax.


     PURCHASES AND REDEMPTIONS AND EXCHANGES OF SERIES SHARES. Any dividend or capital gains distribution received by a shareholder from a Series will have the effect of reducing the net asset value of the shareholder's stock in the Series by the exact amount of the dividend or capital gains distribution. Furthermore, capital gains distributions and some portion of the dividends may be subject to federal income taxes. If the net asset value of the shares should be reduced below a shareholder's cost as a result of the payment of dividends or the distribution of realized long-term capital gains, such payment or distribution would be in part a return of the shareholder's investment but nonetheless would be taxable to the shareholder. Therefore, an investor should consider the tax implications of purchasing shares of a Series immediately prior to a distribution record date.


     In general, a sale of shares results in capital gain or loss, and for individual shareholders, is taxable at a federal rate dependent upon the length of time the shares were held. A redemption of a shareholder's Series shares is normally treated as a sale for tax purposes. Shares of a Series held for a period of one year or less will, for tax purposes, generally result in short-term gains or losses and those held for more than one year generally result in long-term gain or loss. Under current law, the maximum tax rate on long-term capital gains is 20%. Any loss realized by shareholders upon a sale or redemption of shares within six months of the date of their purchase will be
(i) treated as a long-term capital loss to the extent of any distributions of net long-term capital gains and (ii) disallowed to the extent of exempt interest dividends received with respect to such shares.


     Gain or loss on the sale or redemption of shares in the Series is measured by the difference between the amount received and the tax basis of the shares. Shareholders should keep records of investments made (including shares acquired through reinvestment of dividends and distributions) so they can compute the tax basis of their shares. Under certain circumstances a shareholder may compute and use an average cost basis in determining the gain or loss on the sale or redemption of shares.

     Exchanges of shares in a Series for shares of another Series or for shares of other Morgan Stanley Dean Witter Funds, are also subject to similar tax treatment. Such an exchange is treated for tax purposes as a sale of the original shares in the first Series, followed by the purchase of shares in the second Series or Fund.

     If a shareholder realizes a loss on the redemption or exchange of a shares in a Series and reinvests in shares of such Series within 30 days before or after the redemption or exchange, the transactions may be subject to the "wash sale" rules, resulting in a postponement of the recognition of such loss for tax purposes.

     Interest on indebtedness incurred by shareholders to purchase or carry shares of the Series is not deductible. Furthermore, entities or persons who are "substantial users" (or related persons) of facilities financed by industrial development bonds should consult their tax advisers before purchasing shares of a Series. "Substantial user" is defined generally by Treasury Regulation Section 1.103-11(b) as including a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of industrial development bonds.


     THE ARIZONA SERIES -- SPECIAL TAX CONSIDERATIONS. Under a ruling and published guidance issued by the Arizona Department of Revenue in 1984 and 1991, respectively, distributions from the Arizona Series that are received by shareholders that are Arizona taxpayers will not be subject to Arizona income tax to the extent that those distributions are attributable to interest on tax-exempt obligations of the State of Arizona or interest on obligations of the United States. Distributions from the Arizona Series attributable to obligations of the governments of Puerto Rico, the Virgin Islands and Guam also are excludible from Arizona income tax pursuant to federal law. Other distributions from the Arizona Series, including those related to short-term and long-term capital gains, generally will be taxable under Arizona law when received by Arizona taxpayers. Like federal law, Arizona law allows taxpayers a deduction for interest on indebtedness incurred to purchase property held for investment to the extent of such taxpayer's net investment income. However, interest on indebtedness incurred (directly or indirectly) by a shareholder to purchase or carry shares of the Arizona Series is not deductible for Arizona income tax purposes to the extent that the Arizona Series holds tax-exempt obligations of the State of Arizona, obligations of the United States, and obligations of Puerto Rico, the Virgin Islands and Guam.


     The foregoing discussion assumes that in each taxable year the Arizona Series qualifies and elects to be taxed as a regulated investment company for federal income tax purposes. In addition, the following discussion assumes that in each taxable year the Arizona Series qualifies to pay exempt-interest dividends by complying with the requirement of the Code that at least 50% of its assets at the close of each quarter of its taxable year is invested in state, municipal or other obligations, the interest on which is excluded from gross income for federal income tax purposes pursuant to section 103(a) of the Code.

     THE CALIFORNIA SERIES -- SPECIAL TAX CONSIDERATIONS. In any year in which the Fund qualifies as a regulated investment company under the Internal Revenue Code as in effect on January 1, 1998, and is exempt from federal income tax,
(i) the California Series will also be exempt from the California corporate income and franchise taxes to the extent it distributes its income and (ii), provided 50% or more of the value of the total assets of the California Series at the close of each quarter of its taxable year consists of obligations the interest on which (when held by an individual) is exempt from personal income taxation under California law, the California Series will be qualified under California law to pay "exempt-interest" dividends which will be exempt from the California personal income tax.

     The portion of dividends constituting exempt-interest dividends is that portion derived from interest on obligations which pay interest excludable from California personal income under California law. The total amount of California exempt-interest dividends paid by the California Series to all of its shareholders with respect to any taxable year cannot exceed the amount of interest received by the California Series during such year on such obligations less any expenses and expenditures (including dividends paid to corporate shareholders) deemed to have been paid from such interest. Any dividends paid to corporate shareholders subject to the California franchise tax will be taxed as ordinary dividends to such shareholders.

     Individual shareholders of the California Series who reside in California will not be subject to California personal income tax on distributions received from the California Series to the extent such distributions are attributable to interest received by the California Series during its taxable year on obligations, the interest on which (when held by an individual) is exempt from taxation under California law.

     Because, unlike federal law, California law does not impose personal income tax on an individual's Social Security benefits, the receipt of California exempt-interest dividends will have no effect on an individual's California personal income tax.

     Individual shareholders will normally be subject to federal and California personal income tax on dividends paid from interest income derived from taxable securities and distributions of net capital gains. In addition, distributions other than exempt-interest dividends to such shareholders are includable in income subject to the California alternative minimum tax. For federal income tax and California personal income tax purposes, distributions of long-term capital gains, if any, are taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held shares of the California Series and regardless of whether the distribution is received in additional shares or in cash. The maximum federal capital gains rate for individuals is 20% with respect to capital assets held more than 12 months. The maximum capital gains rate for corporate shareholders is the same as the maximum tax rate for ordinary income. In addition, unlike federal law, the shareholders of the California Series will not be subject to tax, or receive a credit for tax paid by the California Series, on undistributed capital gains, if any.

     Interest on indebtedness incurred by shareholders or related parties to purchase or carry shares of an investment company paying exempt-interest dividends, such as the California Series, generally will not be deductible by the investor for federal or state personal income tax purposes. In addition, as a result of California's incorporation of certain provisions of the Code, a loss realized by a shareholder upon the sale of shares held for six months or less may be disallowed to the extent of any exempt-interest dividends received with respect to such shares. Moreover, any loss realized upon the redemption of shares within six months from the date of purchase of such shares and following receipt of a long-term capital gains distribution will be treated as long-term capital loss to the extent of such long-term capital gains distribution. Finally, any loss realized upon the redemption of shares within 30 days before or after the acquisition of other shares of the Fund may be disallowed under the "wash sale" rules.

     Distributions from investment income and long-term and short-term capital gains will not be excludable from taxable income in determining the California corporate franchise tax for corporate shareholders. Such distributions may also be includable in income subject to the alternative minimum tax. In addition, distributions from investment income and long-term and short-term capital gains may be subject to state taxes in states other than California, and to local taxes.

     THE FLORIDA SERIES -- SPECIAL TAX CONSIDERATIONS. Under existing Florida law, neither the State of Florida nor any of its political subdivisions or other governmental authorities may impose an income tax on individuals. Accordingly, individual shareholders of the Florida Series will not be subject to any Florida state or local income taxes on income derived from investments in the Florida Series. However, such income may be subject to state or local income taxation under applicable state or local laws in jurisdictions other than Florida. In addition, the income received from the Florida Series may be subject to estate taxes under present Florida law and certain corporations may be subject to the taxes imposed by Chapter 220, Florida Statutes, on interest, income or profits on debt obligations owned by corporations as defined in said Chapter 220.

     The State of Florida also imposes an annual tax of 2 mills on each dollar ($2.00 per $1,000) of the just valuation of all intangible personal property that has a taxable situs within the State with certain exemptions and limitations. However, the entire value of a shareholder's interest in the Florida Series will be exempt from Florida's intangible personal property tax if, as is intended, all of the investments and other assets held by the Florida Series on each annual assessment date are exempt individually from the intangible personal property tax. It presently is the policy and intention of the Fund and the Investment

Manager to manage the Florida Series in such a manner as to ensure that on each annual assessment date the Florida Series will consist of only those investments and other assets which are exempt from the Florida intangible personal property tax. Accordingly, it is unlikely that any shareholder of the Florida Series will ever be subject to such tax. In the event that the Florida Series includes investments or other assets on the annual assessment date which may subject shareholders to the Florida intangible personal property tax, the Fund shall so notify the Shareholders.

     THE MASSACHUSETTS SERIES -- SPECIAL TAX CONSIDERATIONS. Under existing Massachusetts law, provided the Massachusetts Series qualifies as a "regulated investment company" under the Code, the Massachusetts Series will not be subject to Massachusetts income or excise taxation. Shareholders of the Massachusetts Series that are individuals, estates or trusts and are subject to the Massachusetts personal income tax will not be subject to such tax on distributions of the Massachusetts Series that qualify as "exempt-interest dividends" under Section 852(b)(5) of the Code and are attributable to interest received by the Massachusetts Series on obligations issued by The Commonwealth of agencies and instrumentalities, or by Puerto Rico, the U.S. Virgin Islands or Guam, which pay interest excludable from gross income under the Code and exempt from Massachusetts personal income taxation. Other distributions to such shareholders will generally be included in income subject to the Massachusetts personal income tax, except for (1) distributions, if any, attributable to interest received by the Massachusetts Series on direct obligations of the United States and (2) distributions, if any, attributable to gain realized by the Massachusetts Series on the sale of certain Massachusetts obligations issued pursuant to Massachusetts statutes that specifically exempt such gain from Massachusetts taxation. Dividends from the Massachusetts Series that qualify as capital gain dividends under Section 852(b)(3)(C) of the Code, other than such dividends described in the second clause of the preceding sentence, will be treated as long-term capital gains for Massachusetts personal income tax purposes.


     As a result of a change in the Massachusetts tax laws, applicable to taxable years beginning on or after January 1, 1996, capital gain income from the sale or exchange of shares of the Massachusetts Series will be taxed at a stepped down rate depending on the number of years such shares have been held. For purposes of determining the holding period, shares acquired prior to 1/1/96 shall be deemed to have been acquired on 1/1/95, or on the date of actual acquisition, whichever is later. Further, long-term capital losses are available to offset long-term and short-term gains. First, a loss in each long-term period classification is available against gains in the same classification; then they are available against other classifications beginning with the gains at the highest rate level; then they are available against short-term gains. Short-term capital losses may be applied against short-term capital gains and the excess is able to offset long-term capital gains. In addition, as a result of the changes in the Massachusetts tax laws, effective January 1, 1999, any taxable interest and dividends (other than interest and dividends from Massachusetts banks) is taxed at 5.95%, reduced from 12%.


     In determining the Massachusetts excise tax on corporations subject to Massachusetts taxation, distributions from the Massachusetts Series, whether attributable to taxable or tax-exempt income or gain realized by the Massachusetts Series, will not be excluded from a corporate shareholder's net income and, in the case of a shareholder that is an intangible property corporation, shares of the Massachusetts Series will not be excluded from net worth.

     THE MICHIGAN SERIES -- SPECIAL TAX CONSIDERATIONS. Under existing Michigan law, to the extent that the distributions from the Michigan Series qualify as "exempt-interest dividends" of a regulated investment company under Section 852(b)(5) of the Code which are attributable to interest on tax-exempt obligations of the State of Michigan, its political or governmental subdivisions, or its governmental agencies or instrumentalities ("Michigan Obligations"), or obligations of the United States or its agencies or possessions that are exempt from state taxation, such distributions will also not be subject to Michigan income tax or Michigan single business tax.

     To the extent that distributions of the Michigan Series are derived from other income, including long-or short-term capital gains, the distributions will not be exempt from Michigan income tax or Michigan single business tax.

     Certain Michigan cities have adopted Michigan's uniform city income tax ordinance, which under the Michigan city income tax act is the only income tax ordinance that may be adopted by cities in Michigan. To the extent the distributions on the Michigan Series are not subject to Michigan income tax, they are not subject to any Michigan city's income tax.


     THE MINNESOTA SERIES -- SPECIAL TAX CONSIDERATIONS. Under existing Minnesota law, provided the Minnesota Series qualifies as a "regulated investment company" under the Code, and subject to the discussion in the paragraph below, shareholders of the Minnesota Series who are individuals, estates, or trusts, and who are subject to the regular Minnesota personal income tax will not be subject to such regular Minnesota tax on Minnesota Series dividends to the extent that such distributions qualify as exempt-interest dividends of a regulated investment company under Section 852(b)(5) of the Code which are derived from interest income on tax-exempt obligations of the State of Minnesota, or its political or governmental subdivisions, municipalities, governmental agencies or instrumentalities ("Minnesota Sources"). The foregoing will apply, however, only if the portion of the exempt-interest dividends from such Minnesota Sources that is paid to all shareholders represents 95% or more of the exempt-interest dividends that are paid by the Minnesota Series. If the 95% test is not met, all exempt-interest dividends that are paid by the Minnesota Series generally will be subject to the regular Minnesota personal income tax. Even if the 95% test is met, to the extent that exempt-interest dividends that are paid by the Minnesota Series are not derived from the Minnesota Sources described in the first sentence of this paragraph, such dividends generally will be subject to the regular Minnesota personal income tax. Other distributions of the Minnesota Series, including distributions from net short-term and long-term capital gains, are generally not exempt from the regular Minnesota personal income tax.

     Legislation enacted in 1995 provides that it is the intent of the Minnesota legislature that interest income on obligations of Minnesota governmental units, including obligations of the Minnesota Sources described above, and exempt-interest dividends that are derived from interest income on such obligations, be included for Minnesota income tax purposes in the net income of individuals, estates and trusts, if it is judicially determined that the exemption by Minnesota of such interest or such exempt-interest dividends unlawfully discriminates against interstate commerce because interest income on obligations of governmental issuers located in other states, or exempt-interest dividends derived from such obligations, is so included. This provision provides that it applies to taxable years that begin during or after the calendar year in which such judicial decision becomes final, regardless of the date on which the obligations were issued, and that other remedies apply for previous taxable years. The United States Supreme Court in 1995 denied certiorari in a case in which an Ohio state court upheld an exemption for interest income on obligations of Ohio governmental issuers, even though interest income on obligations of non-Ohio governmental issuers was subject to tax. In 1997, the United States Supreme Court denied certiorari in a subsequent case from Ohio, involving the same taxpayer and the same issue, in which the Ohio Supreme Court refused to reconsider the merits of the case on the ground that the previous final state court judgment barred any claim arising out of the transaction that was the subject of the previous action. It cannot be predicted whether a similar case will be brought in Minnesota or elsewhere, or what the outcome of such case would be.

     Minnesota presently imposes an alternative minimum tax on individuals, estates and trusts that is based, in part, on their federal alternative minimum taxable income, which includes federal tax preference items. The Code provides that interest on specified private activity bonds is a federal tax preference item, and that an exempt-interest dividend of a regulated investment company constitutes a federal tax preference item to the extent of its proportionate share of the interest on such private activity bonds. Accordingly, exempt-interest dividends that are attributable to such private activity bond interest, even though they are derived from the Minnesota Sources described above, will be included in the base upon which such Minnesota alternative minimum tax is computed. In addition, the entire portion of exempt-interest dividends that is derived from sources other than the Minnesota Sources described above generally is also subject to the Minnesota alternative minimum tax. Further, should the 95% test that is described above fail to be met, all of the exempt-interest dividends that are paid by the Minnesota Series, including all of those that are derived from the Minnesota Sources described above, generally will be subject to the Minnesota alternative minimum tax.

     Subject to certain limitations that are set forth in the Minnesota rules, Minnesota Series dividends, if any, that are derived from interest on certain United States obligations are not subject to the regular Minnesota personal income tax or the Minnesota alternative minimum tax, in the case of shareholders of the Minnesota Series who are individuals, estates, or trusts.


     Minnesota Series distributions, including exempt-interest dividends, are not excluded in determining the Minnesota franchise tax on corporations that is measured by taxable income and alternative minimum taxable income.

     Minnesota Series distributions may also be taken into account in certain cases in determining the minimum fee that is imposed on corporations, S corporations and partnerships.


     Interest on indebtedness incurred or continued by a shareholder of the Minnesota Series to purchase or carry shares of the Minnesota Series will generally not be deductible for regular Minnesota personal income tax purposes or Minnesota alternative minimum tax purposes, in the case of shareholders of the Minnesota Series who are individuals, estates, or trusts.


     Shares of the Minnesota Series will not be subject to the Minnesota personal property tax.

     THE NEW JERSEY SERIES -- SPECIAL TAX CONSIDERATIONS. Under existing New Jersey law, as long as the New Jersey Series qualifies as a "qualified investment fund," shareholders of the New Jersey Series may exclude certain distributions from the New Jersey Series from gross income for purposes of calculating the New Jersey gross income tax imposed on individuals, estates and certain trusts. Distributions permitted to be excluded are those that are attributable to interest or gain from obligations (1) issued by or on behalf of New Jersey or any county, municipality, school or other district, agency, authority, commission, instrumentality, public corporation, body corporate and politic or political subdivision of New Jersey, or (2) statutorily free from New Jersey or local taxation under other acts of New Jersey or under the laws of the United States.

     A "qualified investment fund", as defined by applicable New Jersey law, is any investment company or trust registered with the Securities Exchange Commission, or any series of such investment company or trust, which, for the calendar year in which the distribution is paid, (a) has no investments other than interest-bearing obligations, obligations issued at a discount, and cash and cash items, including receivables, and financial options, futures, forward contracts, or other similar financial instruments related to interest-bearing obligations, obligations issued at a discount or bond indexes related thereto; and (b) has not less than 80% of the aggregate principal amount of all its investments, excluding financial options, futures, forward contracts, or other similar financial instruments related to interest-bearing obligations, obligations issued at a discount or bond indexes related thereto to the extent such instruments are authorized by section 851(b) of the federal Internal Revenue Code, 26 U.S.C. Section 851(b), cash and cash items (including receivables), in obligations of the types described in the preceding paragraph. Failure to satisfy the "80% investment test" described in clause (b) of the preceding sentence, even if necessary to maintain a "defensive" position, would cause all distributions from the New Jersey Series to be included in the gross income of shareholders for purposes of calculating the New Jersey gross income tax.

     The foregoing exclusion applies only to shareholders who are individuals, estates, and trusts, subject to the New Jersey gross income tax. That tax does not apply to corporations, and while certain qualifying distributions are exempt from corporation income tax, all distributions will be reflected in the net income tax base for purposes of computing the corporation business tax.

     The New Jersey Series will notify shareholders by February 15 of each calendar year as to the portion of its distributions for the preceding calendar year that is exempt from federal income and New Jersey income taxes.

     THE NEW YORK SERIES -- SPECIAL TAX CONSIDERATIONS. Under existing New York law, individual shareholders who are New York residents will not incur any federal, New York State or New York City income tax on the amount of exempt-interest dividends received by them from the Series which represents a distribution of income from New York tax-exempt securities whether taken in cash or reinvested in additional shares.

     Exempt-interest dividends are included, however, in determining what portion, if any, of a person's Social Security benefits are subject to federal income tax.

     Interest on indebtedness incurred or continued to purchase or carry shares of an investment company paying exempt-interest dividends, such as the Fund, may not be deductible by the investor for State or City personal income tax purposes.

     Shareholders will normally be subject to federal, New York State or New York City income tax on dividends paid from interest income derived from taxable securities and on distributions of net capital gains. For federal and New York State or New York City income tax purposes, distributions of net long-term capital gains, if any, are taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held the Fund shares and regardless of whether the distribution is received in additional shares or in cash. Distributions from investment income and capital gains, including exempt-interest dividends, may be subject to New York franchise taxes if received by a corporation doing business in New York, to state taxes in states other then New York and to local taxes.

     THE OHIO SERIES -- SPECIAL TAX CONSIDERATIONS. Under existing Ohio law, provided the Ohio Series qualifies as a "regulated investment company" under the Code, the Ohio Series will not be subject to the Ohio personal income tax, the Ohio corporation franchise tax, or to income taxes imposed by municipalities and other political subdivisions in Ohio. Individual shareholders of the Ohio Series who are subject to the Ohio personal income taxes will not be subject to such taxes on distributions with respect to shares of the Ohio Series to the extent that such distributions are directly attributable to interest on obligations issued by the State of Ohio, its counties and municipalities, authorities, instrumentalities or other political subdivisions ("Ohio Obligations"). Corporate shareholders of the Ohio Series that are subject to the Ohio corporation franchise tax computed on the net income basis will not be subject to such tax on distributions with respect to shares of the Ohio Series to the extent that such distributions either (a) are attributable to interest on Ohio obligations, or (b) represent "exempt-interest dividends" as defined in Section 852 of the Code. Shares of the Ohio Series will, however, be included in a corporate shareholder's tax base for purposes of computing the Ohio corporation franchise tax on the net worth basis.

     Distributions with respect to the Ohio Series that are attributable to interest on obligations of the United States or its territories or possessions (including the Governments of Puerto Rico, the Virgin Islands, and Guam), or of any authority, commission or instrumentality of the United States that is exempt from state income taxes under the laws of the United States, will not be subject to the Ohio personal income tax, the Ohio corporation franchise tax (to the extent computed on the net income basis), or to taxes imposed by municipalities and other political subdivisions in Ohio.

     Capital gains distributed by the Ohio Series attributable to any profits made on the sale, exchange, or other disposition by the Ohio Series of Ohio Obligations will not be subject to the Ohio personal income tax, the Ohio corporation franchise tax (to the extent computed on the net income basis), or to taxes imposed by municipalities and other political subdivisions in Ohio.

     Interest on indebtedness incurred or continued (directly or indirectly) by a shareholder of the Ohio Series to purchase or carry shares of the Ohio Series will not be deductible for Ohio personal income tax purposes.

     THE PENNSYLVANIA SERIES -- SPECIAL TAX CONSIDERATIONS. Individual shareholders of the Pennsylvania Series resident in the Commonwealth of Pennsylvania will not be subject to Pennsylvania personal income tax on distributions received from the Pennsylvania Series to the extent such distributions are attributable to interest on tax-exempt obligations of the Commonwealth, its agencies, authorities and political subdivisions or obligations of the United States or of the Governments of Puerto Rico, the Virgin Islands and Guam. Other distributions from the Pennsylvania Series, including capital gains generally and interest on securities not described in the preceding sentence, generally will not be exempt from Pennsylvania Personal Income Tax.

     Other than the School District of Philadelphia, political subdivisions of the Commonwealth have not been authorized to impose an unearned income tax upon resident individuals. Individual shareholders who reside in the Philadelphia School District will not be subject to the School District Unearned Income Tax on (i) distributions received from the Pennsylvania Series to the extent that such distributions are exempt from Pennsylvania Personal Income Tax, or (ii) distributions of capital gains income by the Pennsylvania Series.

     Corporate shareholders who are subject to the Pennsylvania Corporate Net Income Tax will not be subject to that tax on distributions by the Pennsylvania Series that qualify as "exempt-interest dividends" under Section 852(b)(5) of the U.S. Internal Revenue Code or are attributable to interest on obligations of the United States or agencies or instrumentalities thereof. For Capital Stock/Foreign Franchise Tax purposes, corporate shareholders must normally reflect their investment in the Pennsylvania Series and the dividends received thereon in the determination of the taxable value of their capital stock.

     The Pennsylvania Series will not be subject to Corporate Net Income Tax or other corporate taxation in Pennsylvania.

     A Pennsylvania statute purports to authorize most counties to impose a tax on intangible personal property of their residents. Although this tax is presently under constitutional challenge in the courts, some counties may attempt to levy the tax. Shares in the Pennsylvania Series constitute intangible personal property. However, shares in the Pennsylvania Series will not be subject to intangible personal property taxation to the extent that the intangible personal property owned in the portfolio of the Pennsylvania Series would not be subject to such taxation if owned directly by a resident of Pennsylvania. The Pennsylvania Series will invest predominantly in obligations of the Commonwealth, its agencies, authorities and political subdivisions, or obligations of the United States or the Governments of Puerto Rico, the Virgin Islands or Guam, which obligations are not subject to intangible personal property taxation in Pennsylvania. Only the fraction, if any, of the value of the Pennsylvania Series' portfolio not invested in securities described in the preceding sentence would be subject to any applicable intangible personal property tax.

X. UNDERWRITERS
--------------------------------------------------------------------------------

     The shares of each Series are offered to the public on a continuous basis. The Distributor, as the principal underwriter of the shares, has certain obligations under the Distribution Agreement concerning the distribution of the shares. These obligations and the compensation the Distributor receives are described above in the sections titled "Principal Underwriter" and "Rule 12b-1 Plans."

XI. CALCULATION OF PERFORMANCE DATA
--------------------------------------------------------------------------------


     As discussed in the Prospectus, from time to time each Series of the Fund may quote its "yield" and/or its "total return" in advertisements and sales literature. The yield of each Series is calculated for any 30-day period as follows: the amount of interest income for each security in a particular Series' portfolio is determined in accordance with regulatory requirements; the total for the entire portfolio constitutes the Series' gross income for the period. Expenses accrued during the period are subtracted to arrive at "net investment income". The resulting amount is divided by the product of the net asset value per share of that Series on the last day of the period multiplied by the average number of the Series' shares outstanding during the period that were entitled to dividends. This amount is added to 1 and raised to the sixth power. 1 is then subtracted from the result and the difference is multiplied by 2 to arrive at the annualized yield. For the 30 day period ended November 30, 1999, the yields, calculated pursuant to the formula described above, for the Arizona Series, the California Series, the Florida Series, the Massachusetts Series, the Michigan Series, the Minnesota Series, the New Jersey Series, the New York Series, the Ohio Series and the Pennsylvania Series were 4.49%, 4.79%, 4.47%, 4.47%, 4.29%, 3.99%, 4.62%, 4.45%, 3.86% and 4.76% respectively.


     To determine interest income from debt obligations, a yield-to-maturity, expressed as a percentage, is determined for obligations held at the beginning of the period, based on the current market value of the security plus accrued interest, generally as of the end of the month preceding the 30-day period, or, for obligations purchased during the period, based on the cost of the security (including accrued interest). The yield-to-maturity is multiplied by the market value (plus accrued interest) for each security and the result is divided by 360 and multiplied by 30 days or the number of days the security was held during the period, if less. Modifications are made for determining yield-to-maturity on certain tax-exempt securities.



     Each Series of the Fund may also quote a "tax-equivalent yield" determined by dividing the tax- exempt portion of the quoted yield by 1 minus the stated income tax rate and adding the result to the portion of the yield that is not tax-exempt. The tax-equivalent yield for the Arizona Series, the California Series, the Florida Series, the Massachusetts Series, the Michigan Series, the Minnesota Series, the New Jersey Series, the New York Series, the Ohio Series and the Pennsylvania Series based upon a combined Federal and respective State personal income tax bracket of 42.64%, 45.22%, 39.60%, 43.19%, 42.26%, 44.73%,
43.45%, 43.74%, 43.70% and 41.29% respectively for the 30 day period ended November 30, 1999, were 7.83%, 8.74%, 7.40%, 7.87%, 7.43%, 7.22%, 8.17%, 7.91%,
6.86% and 8.11% respectively, based upon the respective yields quoted above.


     Each Series' "average annual total return" represents an annualization of that Series' total return over a particular period and is computed by finding the annual percentage rate which will result in the ending redeemable value of a hypothetical $1,000 investment made at the beginning of a one, five or ten year period, or for the period from the date of commencement of the Fund's operations, if shorter than any of the foregoing. For the purpose of this calculation, it is assumed that all dividends and distributions are reinvested. The formula for computing the average annual total return involves a percentage obtained by dividing the ending redeemable value by the amount of the initial investment (which is reduced by the initial sales charge), taking a root of the quotient (where the root is equivalent to the number of years in the period) and subtracting 1 from the result.


     The average annual total returns of the Arizona Series, California Series, the Florida Series, the Massachusetts Series, the Michigan Series, the Minnesota Series, the New Jersey Series, the New York Series, the Ohio Series and the Pennsylvania Series for the fiscal year ended November 30, 1999, for the five years ended November 30, 1999 and for the period January 15, 1991 (commencement of operations) (April 30, 1991 for the Arizona Series) through November 30, 1999 were:



                                                                               AVERAGE ANNUAL
                                                                                TOTAL RETURN
                                                                                 FOR PERIOD
                                                                                    FROM
                                    AVERAGE ANNUAL        AVERAGE ANNUAL        COMMENCEMENT
                                   TOTAL RETURN FOR      TOTAL RETURN FOR       OF OPERATIONS
                                  FISCAL YEAR ENDED      FIVE YEARS ENDED          THROUGH
SERIES                            NOVEMBER 30, 1999     NOVEMBER 30, 1999     NOVEMBER 30, 1999
------------------------------   -------------------   -------------------   ------------------
Arizona Series ...............           -6.43%                5.61%                 5.59%
California Series ............           -6.98%                6.46%                 6.25%
Florida Series ...............           -6.59%                6.01%                 6.03%
Massachusetts Series .........           -6.20%                6.29%                 6.37%
Michigan Series ..............           -6.31%                6.30%                 6.27%
Minnesota Series .............           -6.36%                5.85%                 5.58%
New Jersey Series ............           -6.34%                6.21%                 6.17%
New York Series ..............           -6.79%                6.55%                 6.34%
Ohio Series ..................           -6.20%                6.33%                 6.14%
Pennsylvania Series ..........           -6.90%                5.90%                 5.99%


     In addition to the foregoing, each Series of the Fund may advertise its total return over different periods of time by means of aggregate, average, year-by-year or other types of total return figures. Such calculations may or may not reflect the imposition of the maximum front-end sales charge, which, if reflected would reduce the performance quoted. For example, the average annual total return of each Series of the Fund may be calculated in the manner described above but without the deduction for any applicable sales charge.


     Based on this calculation, the average annual total returns (without deduction for applicable sales charge) for the Arizona Series, the California Series, the Florida Series, the Massachusetts Series, the Michigan Series, the Minnesota Series, the New Jersey Series, the New York Series, the Ohio Series and the Pennsylvania Series for the fiscal year ended November 30, 1999, for the five years ended November 30, 1999 and for the period January 15, 1991 (April 30, 1991 for the Arizona Series) through November 30, 1999 were:

                                                                                       AVERAGE ANNUAL
                                    AVERAGE ANNUAL          AVERAGE ANNUAL              TOTAL RETURN
                                     TOTAL RETURN            TOTAL RETURN          (WITHOUT DEDUCTION FOR
                                (WITHOUT DEDUCTION OF   (WITHOUT DEDUCTION FOR         SALES CHARGE)
                                    SALES CHARGE)            SALES CHARGE)       FOR PERIOD OF COMMENCEMENT
                                FOR FISCAL YEAR ENDED    FOR FIVE YEARS ENDED      OF OPERATIONS THROUGH
SERIES                            NOVEMBER 30, 1999        NOVEMBER 30, 1999         NOVEMBER 30, 1999
------------------------------ ----------------------- ------------------------ ---------------------------
Arizona Series ...............           -2.53%                   6.48%                     6.09%
California Series ............           -3.10%                   7.34%                     6.74%
Florida Series ...............           -2.70%                   6.88%                     6.52%
Massachusetts Series .........           -2.29%                   7.17%                     6.86%
Michigan Series ..............           -2.40%                   7.17%                     6.76%
Minnesota Series .............           -2.46%                   6.72%                     6.06%
New Jersey Series ............           -2.44%                   7.08%                     6.66%
New York Series ..............           -2.90%                   7.42%                     6.83%
Ohio Series ..................           -2.29%                   7.20%                     6.63%
Pennsylvania Series ..........           -3.02%                   6.76%                     6.48%



     In addition, the Fund may compute its aggregate total return for specified periods by determining the aggregate percentage rate which will result in the ending value of a hypothetical $1,000 investment made at the beginning of the period. For the purpose of this calculation, it is assumed that all dividends and distributions are reinvested. The formula for computing aggregate total return involves a percentage obtained by dividing the ending value (without reduction for any sales charge) by the initial $1,000 investment and subtracting 1 from the result. Based on the foregoing calculation, the total returns for the fiscal year ended November 30, 1999, for the five years ended November 30, 1999 and for the period January 15, 1991 (April 30, 1991 for the Arizona Series) through November 30, 1999 were:



                                                                                      TOTAL RETURN
                                                                               FOR PERIOD OF COMMENCEMENT
                                     TOTAL RETURN           TOTAL RETURN             OF OPERATIONS
                                FOR FISCAL YEAR ENDED   FOR FIVE YEARS ENDED            THROUGH
SERIES                            NOVEMBER 30, 1999       NOVEMBER 30, 1999        NOVEMBER 30, 1999
------------------------------ ----------------------- ---------------------- ---------------------------
Arizona Series ...............           -2.53%                 36.88%                    66.18%
California Series ............           -3.10%                 42.48%                    78.44%
Florida Series ...............           -2.70%                 39.44%                    75.10%
Massachusetts Series .........           -2.29%                 41.35%                    80.17%
Michigan Series ..............           -2.40%                 41.38%                    78.66%
Minnesota Series .............           -2.46%                 38.43%                    68.60%
New Jersey Series ............           -2.44%                 40.80%                    77.15%
New York Series ..............           -2.90%                 43.06%                    79.69%
Ohio Series ..................           -2.29%                 41.55%                    76.81%
Pennsylvania Series ..........           -3.02%                 38.72%                    74.60%



     The Fund may also advertise the growth of the hypothetical investments of $10,000, $50,000 and $100,000 in shares of any Series of the Fund by adding 1 to the respective Series' aggregate total return to date and multiplying by $9,600, $48,375 or $97,250 ($10,000, $50,000 or $100,000 adjusted for a 4.0%,
3.25% and 2.75% sales charge). Investments of $10,000 adjusted for a 4.0% sales charge in the Arizona Series, California Series, Florida Series, Massachusetts Series, Michigan Series, Minnesota Series, New Jersey Series, New York Series, Ohio Series and Pennsylvania Series at inception would have grown to the following amounts as of November 30, 1999:

                                     INVESTMENT AT COMMENCEMENT
                                          OF OPERATIONS OF
                                 -----------------------------------
SERIES                            $10,000     $50,000      $100,000
------------------------------   ---------   ---------   -----------
Arizona Series ...............   $15,953     $80,390     $161,610
California Series ............   $17,130     $86,320     $173,533
Florida Series ...............   $16,810     $84,705     $170,285
Massachusetts Series .........   $17,296     $87,157     $175,215
Michigan Series ..............   $17,152     $86,427     $173,747
Minnesota Series .............   $16,186     $81,560     $163,964
New Jersey Series ............   $17,007     $85,696     $172,278
New York Series ..............   $17,250     $86,925     $174,749
Ohio Series ..................   $16,974     $85,532     $171,948
Pennsylvania Series ..........   $16,762     $84,463     $169,799

     Each Series of the Fund from time to time may also advertise its performance relative to certain performance rankings and indexes compiled by recognized organizations.


XII. FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


     EXPERTS. The financial statements of the Fund for the fiscal year ended November 30, 1999 included in this Statement of Additional Information and incorporated by reference in the Prospectus have been so included and incorporated in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                                   * * * * *


     This Statement of Additional Information and the Prospectus do not contain all of the information set forth in the Registration Statement the Fund has filed with the SEC. The complete Registration Statement may be obtained from the SEC.

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- ARIZONA SERIES

PORTFOLIO OF INVESTMENTS November 30, 1999



 PRINCIPAL
 AMOUNT IN                                                                                 COUPON     MATURITY
 THOUSANDS                                                                                  RATE        DATE         VALUE
-----------                                                                             ------------ ---------- --------------
            ARIZONA TAX-EXEMPT MUNICIPAL BONDS (90.9%)
            General Obligation (13.2%)
 $  1,000   Paradise Valley Unified School District #69, Ser B 1995 (MBIA) ............ 5.25 %       07/01/15    $   956,860
            Phoenix,
    1,000     Refg Ser 1992 ........................................................... 6.375        07/01/13      1,057,650
    1,000     Refg Ser 1999 B ......................................................... 4.50         07/01/20        822,950
    1,000   Tucson, Refg Ser 1998 ..................................................... 5.50         07/01/18        977,200
    1,000   Puerto Rico, Public Improvement Ser 1998 (MBIA) ........................... 6.00         07/01/16      1,048,320
 --------                                                                                                        -----------
    5,000                                                                                                          4,862,980
 --------                                                                                                        -----------
            Educational Facilities Revenue (5.5%)
    1,000   Arizona Board of Regents, Arizona State University Ser 1992 A ............. 5.50         07/01/19        958,330
    1,000   University of Arizona, Telecommunications Ser 1991 COPs ................... 6.50         07/15/12      1,058,030
 --------                                                                                                        -----------
    2,000                                                                                                          2,016,360
 --------                                                                                                        -----------
            Electric Revenue (4.5%)
      820   Salt River Project Agricultural Improvement & Power District,
              Refg 1992 Ser D ......................................................... 6.25         01/01/27        831,119
    1,000   Puerto Rico Electric Power Authority, Power Ser DD (FSA) .................. 4.50         07/01/19        835,580
 --------                                                                                                        -----------
    1,820                                                                                                          1,666,699
 --------                                                                                                        -----------
            Hospital Revenue (10.9%)
    2,000   Maricopa County Industrial Development Authority, Catholic Healthcare
              West 1992 Ser A (MBIA) .................................................. 5.75         07/01/11      2,054,100
      865   Mesa Industrial Development Authority, Discovery Health Ser 1999 A
              (MBIA) .................................................................. 5.875        01/01/16        867,396
            Pima County Industrial Development Authority, Carondelet Health
    1,100   Care Corp Ser 1993 (MBIA) ................................................. 5.25         07/01/13      1,086,283
 --------                                                                                                        -----------
    3,965                                                                                                          4,007,779
 --------                                                                                                        -----------
            Industrial Development/Pollution Control Revenue (9.8%)
    1,000   Greenlee County Industrial Development Authority, Phelps Dodge Corp
              Refg 1994 ............................................................... 5.45         06/01/09        958,500
    1,000   Mohave County Industrial Development Authority, Citizens Utilities Co
              1993 Ser B (AMT) ........................................................ 5.80         11/15/28        935,150
            Santa Cruz County Industrial Development Authority, Citizens Utilities Co
    1,700     Ser 1991 (AMT) .......................................................... 7.15         02/01/23      1,722,899
 --------                                                                                                        -----------
    3,700                                                                                                          3,616,549
 --------                                                                                                        -----------


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- ARIZONA SERIES

 PRINCIPAL
 AMOUNT IN                                                                                 COUPON      MATURITY
 THOUSANDS                                                                                  RATE         DATE        VALUE
-----------                                                                             ------------ ----------- ------------
            Mortgage Revenue - Multi-Family (2.6%)
   $  925   Pima County Industrial Development Authority, Rancho Mirage Ser 1992
            (AMT) (AGRC) .............................................................. 7.05 %        04/01/22    $  967,041
   ------                                                                                                         ----------
            Public Facilities Revenue (7.7%)
            Arizona,
      500     Refg Ser 1992 B COPs (AMBAC) ............................................ 6.25          09/01/10       525,625
      500     Ser 1991 COPs (FSA) ..................................................... 6.25          09/01/11       522,325
    1,000   Phoenix Civic Improvement Corporation, Phoenix Municipal
              Courthouse Sr Lien Excise Tax Ser 1999 A ................................ 5.25          07/01/24       908,930
    1,000   Puerto Rico Infrastructure Financing Authority, Special Tax Ser 1997 A
            (AMBAC) ................................................................... 5.00          07/01/28       876,720
   ------                                                                                                         ----------
    3,000                                                                                                          2,833,600
   ------                                                                                                         ----------
            Transportation Facilities Revenue (10.5%)
    1,000   Phoenix, Street & Highway User Refg Ser 1993 .............................. 5.125         07/01/11       989,200
            Tucson,
    1,000     Street & Highway User Sr Lien Refg Ser 1993 ............................. 5.50          07/01/09     1,019,670
    1,000     Street & Highway User Sr Lien Refg Ser 1996 (MBIA) ...................... 6.00          07/01/10     1,072,870
    1,000   Puerto Rico Highway & Transportation Authority, Ser 1998 A ................ 4.75          07/01/38       791,870
   ------                                                                                                         ----------
    4,000                                                                                                          3,873,610
   ------                                                                                                         ----------
            Water & Sewer Revenue (18.3%)
      400   Arizona Wastewater Management Authority, Wastewater Ser 1992 A
              (AMBAC) ................................................................. 5.95          07/01/12       409,624
    1,000   Arizona Water Infrastructure Finance Authority, Water Quality Ser 1998 A
              (MBIA) .................................................................. 5.00          07/01/17       908,380
    1,000   Chandler, Water & Sewer Refg Ser 1992 (FGIC) .............................. 6.25          07/01/13     1,050,260
    1,000   Gilbert, Water & Wastewater Refg Ser 1992 (FGIC) .......................... 6.50          07/01/22     1,050,271
    1,000   Mesa, Utility Ser 1998 (MBIA) ............................................. 4.50          07/02/18       831,310
    1,000   Phoenix Civic Improvement Corporation, Wastewater Refg Ser 1993 ........... 4.75          07/01/23       835,560
    1,000   Pima County Metropolitan Domestic Water Improvement District,
              Refg Ser 1999 (FGIC) .................................................... 4.875         01/01/19       877,250
    1,000   Scottsdale Water & Sewer Refg Ser 1998 E .................................. 4.50          07/01/23       807,640
   ------                                                                                                         ----------
    7,400                                                                                                          6,770,295
   ------                                                                                                         ----------
            Refunded (7.9%)
    1,150   Arizona Health Facilities Authority, Phoenix Baptist Hospital & Medical
              Center Inc & Medical Environments Inc Ser 1992 (MBIA) (ETM) ............. 6.25          09/01/11     1,216,654
      600   Arizona Wastewater Management Authority, Wastewater Refg Ser 1992 A
              (AMBAC) ................................................................. 5.95         07/01/02+       633,498
    1,000   Tucson, Water Refg Ser 1991 ............................................... 6.50         07/01/01+     1,049,270
   ------                                                                                                         ----------
    2,750                                                                                                          2,899,422
   ------                                                                                                         ----------


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- ARIZONA SERIES

 PRINCIPAL
 AMOUNT IN                                                                    COUPON        MATURITY
 THOUSANDS                                                                     RATE           DATE            VALUE
-----------                                                                ------------   ------------   --------------
 $ 34,560     TOTAL ARIZONA TAX-EXEMPT MUNICIPAL BONDS
 --------     (Identified Cost $33,994,276).........................................................      $33,514,335
                                                                                                          -----------
              SHORT-TERM ARIZONA TAX-EXEMPT MUNICIPAL OBLIGATIONS (7.1%)
      900     Maricopa County, Arizona Public Service Co Ser 1994 C (Demand
                12/01/99) ..............................................        3.75*%      05/01/29          900,000
    1,700     Tempe, Excise Tax Ser 1998 (Demand 12/01/99) .............        3.75*       07/01/23        1,700,000
 --------                                                                                                 -----------
    2,600     TOTAL SHORT-TERM ARIZONA TAX-EXEMPT MUNICIPAL OBLIGATIONS
 --------     (Identified Cost $2,600,000) .........................................................        2,600,000
                                                                                                          -----------
 $ 37,160     TOTAL INVESTMENTS (Identified Cost $36,594,276) (a) ...................          98.0%       36,114,335
 ========     CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES  .......................           2.0           752,859
                                                                                            --------      -----------
              NET ASSETS ............................................................         100.0%      $36,867,194
                                                                                            ========      ===========



-------------------------
     AMT    Alternative Minimum Tax.
     COPs   Certificates of Participation.
     ETM    Escrowed to maturity.
     *      Current coupon of variable rate demand obligation.
     +      Prerefunded to call date shown.
     (a)    The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $790,898 and the aggregate gross unrealized depreciation is $1,270,839, resulting in net unrealized depreciation of $479,941.


Bond Insurance:
---------------
   AGRC     Asset Guaranty Reinsurance Company.
   AMBAC    AMBAC Assurance Corporation.
   FGIC     Financial Guaranty Insurance Company.
   FSA      Financial Security Assurance Inc.
   MBIA     Municipal Bond Investors Assurance Corporation.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- CALIFORNIA
SERIES
PORTFOLIO OF INVESTMENTS November 30, 1999



 PRINCIPAL
 AMOUNT IN                                                                                  COUPON    MATURITY
 THOUSANDS                                                                                   RATE       DATE         VALUE
-----------                                                                               ---------- ---------- --------------
              CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS (90.8%)
              General Obligation (12.4%)
              California,
  $ 2,000       Various Purpose 04/01/93 (FSA) .......................................... 5.50 %     04/01/19    $ 1,930,620
    2,000       Refg Dtd 10/01/98 (MBIA) ................................................ 4.50       10/01/28      1,588,460
    2,500     Carlsbad Unified School District, Ser 1997 (FGIC) ......................... 0.00       11/01/16        942,425
    3,000     Los Angeles Unified School District, 1997 Ser B (FGIC) .................... 5.00       07/01/23      2,647,920
    3,000     Mojave Water Agency, Impr Dist M Morongo Basin Pipeline Refg
                Ser 1996 (FGIC) ......................................................... 5.80       09/01/22      2,973,510
    2,000     Puerto Rico, Public Improvement Ser 1998 (Secondary MBIA) ................. 4.875      07/01/23      1,738,320
  -------                                                                                                        -----------
   14,500                                                                                                         11,821,255
  -------                                                                                                        -----------
              Educational Facilities Revenue (5.5%)
              California Educational Facilities Authority,
    1,360       Loyola Marymount University Refg Ser 1992 ............................... 6.00       10/01/14      1,387,581
    1,500       University of San Diego Refg Ser 1998 (AMBAC) ........................... 4.75       10/01/15      1,362,750
    2,500       University of Southern California Ser 1993 B ............................ 5.80       10/01/15      2,534,300
  -------                                                                                                        -----------
    5,360                                                                                                          5,284,631
  -------                                                                                                        -----------
              Electric Revenue (9.8%)
    2,000     Burbank, Electric Ser 1998 (FSA) .......................................... 4.75       06/01/23      1,689,400
    2,000     Los Angeles Department of Water & Power, Refg Issue of 1993
                (Secondary AMBAC) ....................................................... 5.375      09/01/23      1,871,400
    1,000     Sacramento Municipal Utility District, Refg 1993 Ser D (MBIA) ............. 5.625      11/15/15        994,250
    5,000     Southern California Public Power Authority, Mead - Phoenix (AMBAC) ........ 5.15       07/01/15      4,772,900
  -------                                                                                                        -----------
   10,000                                                                                                          9,327,950
  -------                                                                                                        -----------
              Hospital Revenue (11.2%)
              California Health Facilities Financing Authority,
    2,000       Catholic Health Corp Ser 1992 A (MBIA) .................................. 6.00       07/01/13      2,084,280
    3,000       Scripps Memorial Hospitals Ser 1992 A (MBIA) ............................ 6.375      10/01/22      3,061,290
    2,000     California Statewide Communities Development Authority, Cedars-Sinai
                Medical Center Ser 1992 COPs ............................................ 6.50       08/01/12      2,157,240
    4,000     Duarte, City of Hope National Medical Center Ser 1999 A COPs .............. 5.25       04/01/19      3,420,400
  -------                                                                                                        -----------
   11,000                                                                                                         10,723,210
  -------                                                                                                        -----------
              Industrial Development/Pollution Control Revenue (1.6%)
    1,500     California Pollution Control Financing Authority, San Diego Gas &
              Electric Co 1996 Ser A .................................................... 5.90       06/01/14      1,551,825
  -------                                                                                                        -----------
              Mortgage Revenue -- Multi-Family (2.2%)
    2,000     California Housing Finance Agency, Rental II 1992 Ser B ................... 6.70       08/01/15      2,092,080
  -------                                                                                                        -----------


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- CALIFORNIA
SERIES
PORTFOLIO OF INVESTMENTS November 30, 1999, continued



 PRINCIPAL
 AMOUNT IN
 THOUSANDS
-----------
            Mortgage Revenue -- Single Family (5.0%)
 $    690   California Housing Finance Agency, Home 1991 Ser C (AMT) (MBIA) ..............
    2,880   California Rural Home Finance Authority, 1997 Ser A-2 (AMT) ..................
      935   Puerto Rico Housing Finance Corporation, Portfolio One GNMA-Backed
              Ser C ......................................................................
 --------
    4,505
 --------
            Public Facilities Revenue (5.7%)
    2,000   San Diego County, Downtown Courthouse Refg 1998 COPs (AMBAC) .................
    2,000   San Francisco Redevelopment Agency, Ser 1998 (FSA) ...........................
    2,000   San Jose Financing Authority, Convention Center Refg 1993 Ser C ..............
 --------
    6,000
 --------
            Tax Allocation Revenue (1.1%)
    1,000   Industry Urban-Development Agency, Transportation-Distribution-Industrial
 --------
              Redev Proj #3 1992 Refg ....................................................

            Transportation Facilities Revenue (9.7%)
    5,000   Foothill/Eastern Transportation Corridor Agency, Toll Road Ser 1999
              (MBIA) .....................................................................
    2,000   Los Angeles County Transportation Commission, Sales Tax Ser 1991-B ...........
    6,000   San Joaquin Hills Transportation Corridor Agency, Toll Road Refg
              Ser 1997 A (MBIA) ..........................................................
 --------
   13,000
 --------
            Water & Sewer Revenue (14.6%)
    1,000   Contra Costa Water Authority, 1992 Ser E (AMBAC) .............................
            East Bay Municipal Utility District,
    3,000     Water Refg Ser 1992 ........................................................
    2,000     Water Refg Ser 1998 (MBIA) .................................................
    2,000   Metropolitan Water District of Southern California, Waterworks 1997 Ser A
    2,000   San Francisco Public Utilities Commission, Water 1992 Refg Ser A .............
    3,000   Santa Rosa, Wastewater Refg 1996 Ser A (FGIC) ................................
    2,000   Stockton, Wastewater 1998 Ser A COPs (MBIA) ..................................
 --------
   15,000
 --------
            Refunded (12.0%)
    2,000   Los Angeles County, 1991 Master Refg COPs ....................................
    4,000   San Diego County Water Authority, Ser 1991-B COPs (MBIA) .....................
    5,000   California Statewide Communities Development Authority, UniHealth
              America 1993 Ser A COPs (AMBAC) (ETM) ......................................
 --------
   11,000
 --------


 PRINCIPAL
 AMOUNT IN     COUPON      MATURITY
 THOUSANDS      RATE         DATE          VALUE
----------- ------------ ------------ --------------
 $    690   7.00 %        08/01/23     $    717,331
    2,880   7.00          09/01/29        3,119,933
      935
 --------
            6.85          10/15/23          976,738
                                       ------------
    4,505                                 4,814,002
 --------                              ------------
    2,000   4.50          05/01/23        1,622,980
    2,000   5.00          07/01/25        1,751,800
    2,000   6.375         09/01/13        2,094,400
 --------                              ------------
    6,000                                 5,469,180
 --------                              ------------
    1,000
 --------
            6.90          11/01/16        1,056,050
                                       ------------
    5,000
            5.125         01/15/19        4,574,950
    2,000   6.50          07/01/13        2,097,280
    6,000
 --------
            0.00          01/15/15        2,541,780
                                       ------------
   13,000                                 9,214,010
 --------                              ------------
    1,000   6.25          10/01/12        1,101,310
    3,000   6.00          06/01/20        3,012,870
    2,000   4.75          06/01/34        1,624,960
    2,000   5.00          07/01/26        1,747,760
    2,000   6.00          11/01/15        2,024,920
    3,000   4.75          09/01/16        2,685,810
    2,000   5.00          09/01/23        1,759,820
 --------                              ------------
   15,000                                13,957,450
 --------                              ------------
    2,000   6.708         05/01/01+       2,104,940
    4,000   6.30          04/27/06+       4,382,040
    5,000
 --------
            5.50          10/01/14        5,014,100
                                       ------------
   11,000                                11,501,080
 --------                              ------------


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- CALIFORNIA
SERIES
PORTFOLIO OF INVESTMENTS November 30, 1999, continued



 PRINCIPAL
 AMOUNT IN                                                                             COUPON      MATURITY
 THOUSANDS                                                                              RATE         DATE          VALUE
-----------                                                                         ------------ ------------ --------------
 $ 94,865     TOTAL CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS
 --------     (Identified Cost $87,644,283)................................................................    $86,812,723
                                                                                                               -----------
              SHORT-TERM CALIFORNIA TAX-EXEMPT MUNICIPAL OBLIGATIONS (7.8%)
    1,800     California Economic Development Financing Authority, Independent
                System Operator Corp 1998 Ser D (Demand 12/01/99) ................. 3.70*%         04/01/08      1,800,000
    4,000     California Statewide Communities Development Authority, Sutter Health
                Ser 1995 COPs (AMBAC) (Demand 12/01/99) ........................... 3.55*          08/15/27      4,000,000
    1,600     Irvine Ranch Water District, Ser 1993 A (Demand 12/01/99) ........... 3.85*          05/01/09      1,600,000
 --------                                                                                                      -----------
    7,400     TOTAL SHORT-TERM CALIFORNIA TAX-EXEMPT MUNICIPAL OBLIGATIONS
 --------     (Identified Cost $7,400,000).................................................................      7,400,000
                                                                                                               -----------
 $102,265     TOTAL INVESTMENTS (Identified Cost $95,044,283) (a).............................         98.6%    94,212,723
 ========
              CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES .................................          1.4      1,302,584
                                                                                                   --------    -----------
              NET ASSETS .....................................................................        100.0%   $95,515,307
                                                                                                   ========    ===========



--------------
     AMT    Alternative Minimum Tax.
     COPs   Certificates of Participation.
     ETM    Escrowed to maturity.
     +      Prerefunded to call date shown.
     *      Current coupon of variable rate demand obligation.
     (a)    The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $2,269,928 and the aggregate gross unrealized depreciation is $3,101,488, resulting in net unrealized depreciation of $831,560.

Bond Insurance:
---------------
   AMBAC    AMBAC Assurance Corporation.
   FGIC     Financial Guaranty Insurance Company.
   FSA      Financial Security Assurance Inc.
   MBIA     Municipal Bond Investors Assurance Corporation.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- FLORIDA SERIES

PORTFOLIO OF INVESTMENTS November 30, 1999



 PRINCIPAL
 AMOUNT IN                                                                                   COUPON    MATURITY
 THOUSANDS                                                                                    RATE       DATE         VALUE
-----------                                                                                ---------- ---------- --------------
            FLORIDA TAX-EXEMPT MUNICIPAL BONDS (86.7%)
            General Obligation (2.9%)
  $ 1,500   Florida Board of Education, Capital Outlay Refg Ser 1992 A ................... 6.40 %     06/01/19    $ 1,557,075
  -------                                                                                                         -----------
            Educational Facilities Revenue (2.8%)
    1,500   Volusia County Educational Facilities Authority, Embry-Riddle
  -------
              Aeronautical University Ser 1996 A ......................................... 6.125      10/15/16      1,506,495
                                                                                                                  -----------
            Electric Revenue (17.5%)
    2,000   Jacksonville Electric Authority, St Johns River Power Park Issue 2 Ser 7 ..... 5.50       10/01/14      2,001,200
            Lakeland,
    4,000     Electric & Water Refg Ser 1999 A (MBIA) .................................... 0.00       10/01/14      1,735,040
    1,000     Electric & Water Refg Ser 1999 B (FSA) ..................................... 6.05       10/01/14      1,061,470
    1,000   Orlando Utilities Commission, Refg Ser 1993 A ................................ 5.25       10/01/14        974,790
            Puerto Rico Electric Power Authority,
    2,000     Power Ser O ................................................................ 5.00       07/01/12      1,916,940
    2,000     Power Ser DD (FSA) ......................................................... 4.50       07/01/19      1,671,160
  -------                                                                                                         -----------
   12,000                                                                                                           9,360,600
  -------                                                                                                         -----------
            Hospital Revenue (9.4%)
    1,000   Alachua County Health Facilities Authority, Shands Teaching Hospital &
              Clinics Ser 1996 A (MBIA) .................................................. 6.25       12/01/11      1,079,310
    1,000   Jacksonville, University Medical Center Inc Ser 1992 (Connie Lee) ............ 6.60       02/01/21      1,055,900
    1,000   Orange County Health Facilities Authority, Adventist Health/Sunbelt
              Ser 1995 (AMBAC) ........................................................... 5.25       11/15/20        910,070
      935   Polk County Industrial Development Authority, Winter Haven Hospital
              1985 Ser 2 (MBIA) .......................................................... 6.25       09/01/15        979,917
    1,000   Tampa, Catholic Health East Ser 1998 A-1 (MBIA) .............................. 5.50       11/15/14        998,960
  -------                                                                                                         -----------
    4,935                                                                                                           5,024,157
  -------                                                                                                         -----------
            Industrial Development/Pollution Control Revenue (9.5%)
            Citrus County,
      500     Florida Power Corp Refg Ser 1992 B ......................................... 6.35       02/01/22        506,215
    2,000     Florida Power Corp Refg Ser 1992 A ......................................... 6.625      01/01/27      2,054,380
    1,500   St Johns County Industrial Development Authority, Professional Golf Hall
              of Fame Ser 1996 (MBIA) .................................................... 5.80       09/01/16      1,511,940
    1,000   St Lucie County, Florida Power & Light Co Ser 1992 (AMT) ..................... 6.70       05/01/27      1,040,900
  -------                                                                                                         -----------
    5,000                                                                                                           5,113,435
  -------                                                                                                         -----------


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- FLORIDA SERIES

 PRINCIPAL
 AMOUNT IN                                                                                 COUPON     MATURITY
 THOUSANDS                                                                                  RATE        DATE        VALUE
-----------                                                                             ------------ ---------- -------------
            Mortgage Revenue -- Single Family (3.3%)
 $    245   Brevard County Housing Finance Authority, Refg Ser 1991 B (FSA) ........... 7.00 %       03/01/13    $   251,169
      225   Florida Housing Finance Agency, GNMA Collateral 1990 Ser G-1 (AMT) ........ 7.90         03/01/22        232,459
    1,230   Puerto Rico Housing Finance Corporation, Portfolio One GNMA-Backed
              Ser C ................................................................... 6.85         10/15/23      1,284,907
 --------                                                                                                        -----------
    1,700                                                                                                          1,768,535
 --------                                                                                                        -----------
            Public Facilities Revenue (1.9%)
    1,000   Palm Beach County, Criminal Justice Ser 1997 (FGIC) ....................... 5.75         06/01/13      1,040,070
 --------                                                                                                        -----------
            Recreational Facilities Revenue (1.9%)
    1,000   Miami Sports & Exhibition Authority, Refg Ser 1992 A (FGIC) ............... 6.15         10/01/20      1,015,320
 --------                                                                                                        -----------
            Resource Recovery Revenue (2.0%)
    1,000   Lee County, Solid Waste Ser 1991 A (AMT) (MBIA) ........................... 6.50         10/01/13      1,049,810
 --------                                                                                                        -----------
            Transportation Facilities Revenue (20.0%)
    1,000   Dade County, Aviation 1992 Ser B (AMT) (MBIA) ............................. 6.60         10/01/22      1,064,870
            Greater Orlando Aviation Authority,
    1,000     Ser 1997 (AMT) (FGIC) ................................................... 5.75         10/01/11      1,032,000
      750     Ser 1992 A (AMT) (FGIC) ................................................. 6.50         10/01/12        795,105
    1,000   Hillsborough County Aviation Authority, Tampa Int'l Airport
              Refg Ser 1993 B (FGIC) .................................................. 5.60         10/01/19        972,160
    1,500   Lee County, Refg Ser 1991 (AMBAC) ......................................... 6.00         10/01/17      1,508,640
    3,000   Mid-Bay Bridge Authority, Refg Ser 1993 A (AMBAC) ......................... 5.95         10/01/22      3,013,020
    1,500   Osceola County, Osceola Parkway (MBIA) .................................... 6.10         04/01/17      1,556,385
    1,000   Puerto Rico Highway & Transportation Authority, Ser 1998 A ................ 4.75         07/01/38        791,870
 --------                                                                                                        -----------
   10,750                                                                                                         10,734,050
 --------                                                                                                        -----------
            Water & Sewer Revenue (13.5%)
    2,000   Dade County, Water & Sewer Ser 1995 (FGIC) ................................ 5.50         10/01/25      1,894,420
    1,500   Florida Governmental Utility Authority, Golden Gate Ser 1999 (AMBAC) ...... 5.25         07/01/18      1,408,455
    2,000   Lee County, Water & Sewer 1999 Ser A (AMBAC) .............................. 4.75         10/01/23      1,682,760
    1,000   Sunrise, Utility Refg Ser 1998 (AMBAC) .................................... 5.50         10/01/18        980,390
    1,500   Tampa Bay Water, Utility Ser 1998 B (FGIC) ................................ 4.75         10/01/27      1,240,650
 --------                                                                                                        -----------
    8,000                                                                                                          7,206,675
 --------                                                                                                        -----------


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- FLORIDA SERIES

 PRINCIPAL
 AMOUNT IN                                                                             COUPON        MATURITY
 THOUSANDS                                                                              RATE           DATE           VALUE
-----------                                                                         -----------   -------------   -------------
              Refunded (2.0%)
  $ 1,000     South Broward Hospital District, Ser 1991 B & C (AMBAC) ...........   6.611%            05/01/01+    $ 1,047,620
  -------                                                                                                          -----------
   49,385     TOTAL FLORIDA TAX-EXEMPT MUNICIPAL BONDS
  -------
              (Identified Cost $46,610,954)..................................................................       46,423,842
                                                                                                                   -----------
              SHORT-TERM FLORIDA TAX-EXEMPT MUNICIPAL OBLIGATIONS (9.7%)
    2,500     Collier County Health Facilities Authority, Cleveland Clinic
                Foundation Ser 1999 (Demand 12/01/99) ...........................    3.70*            01/01/33       2,500,000
    2,700     Jacksonville Pollution Control Financing Authority, Florida Power &
                Light Co Ser 1995 (Demand 12/01/99) .............................    3.80*            05/01/29       2,700,000
  -------                                                                                                          -----------
    5,200     TOTAL SHORT-TERM FLORIDA TAX-EXEMPT MUNICIPAL OBLIGATIONS
  -------     (Identified Cost $5,200,000)...................................................................        5,200,000
                                                                                                                   -----------
  $54,585     TOTAL INVESTMENTS (Identified Cost $51,810,954) (a)............................            96.4%      51,623,842
  =======     CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ................................             3.6        1,931,130
                                                                                                     --------      -----------
              NET ASSETS ....................................................................           100.0%     $53,554,972
                                                                                                                   ===========



--------------

     AMT    Alternative Minimum Tax.
     *      Current coupon of variable rate demand obligation.
     +      Prerefunded to call date shown.
     (a)    The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $1,181,182 and the aggregate gross unrealized depreciation is $1,368,294, resulting in net unrealized depreciation of $187,112.


Bond Insurance:

AMBAC       AMBAC Assurance Corporation.
Connie Lee  Connie Lee Insurance Company -- A wholly owned subsidiary of AMBAC
            Assurance Corporation.
FGIC        Financial Guaranty Insurance Company.
FSA         Financial Security Assurance Inc.
MBIA        Municipal Bond Investors Assurance Corporation.



                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- MASSACHUSETTS SERIES
PORTFOLIO OF INVESTMENTS November 30, 1999



 PRINCIPAL
 AMOUNT IN                                                                             COUPON    MATURITY
 THOUSANDS                                                                              RATE       DATE         VALUE
-----------                                                                          ---------- ---------- --------------
            MASSACHUSETTS TAX-EXEMPT MUNICIPAL BONDS (92.3%)
            Educational Facilities Revenue (23.5%)
            Massachusetts Health & Educational Facilities Authority,
   $  400    Boston University 1991 Ser K & L (MBIA) ............................... 6.66 %     10/01/31    $   418,176
      500    Brandeis University 1998 Ser I (MBIA) ................................. 4.75       10/01/28        408,350
      400    Suffolk University Ser B (Connie Lee) ................................. 6.25       07/01/12        417,620
      300    Suffolk University Ser C (Connie Lee) ................................. 5.75       07/01/26        287,010
      500    University of Massachusetts Foundation Inc/Medical School Research
               Ser A (Connie Lee) .................................................. 6.00       07/01/23        496,230
            Massachusetts Industrial Finance Agency,
      500    College of The Holy Cross 1996 Issue (MBIA) ........................... 5.50       03/01/16        488,410
      300    Mount Holyoke College Refg Ser 1992 A (MBIA) .......................... 6.30       07/01/13        313,308
   ------                                                                                                   -----------
    2,900                                                                                                     2,829,104
   ------                                                                                                   -----------
            Electric Revenue (8.5%)
      500   Massachusetts Municipal Wholesale Electric Company, Power Supply
              1992 Ser C ........................................................... 6.625      07/01/18        511,530
      500   Puerto Rico Electric Power Authority, Power Ser X ...................... 6.00       07/01/15        508,795
   ------                                                                                                   -----------
    1,000                                                                                                     1,020,325
   ------                                                                                                   -----------
            Hospital Revenue (16.8%)
      500   Boston, Boston City Hospital - FHA Insured Mtge Refg Ser B ............. 5.75       02/15/13        500,320
            Massachusetts Health & Educational Facilities Authority,
      500    Lahey Clinic Medical Center Ser B (MBIA) .............................. 5.625      07/01/15        490,570
    1,000    Massachusetts General Hospital Ser F (AMBAC) .......................... 6.00       07/01/15      1,031,460
   ------                                                                                                   -----------
    2,000                                                                                                     2,022,350
   ------                                                                                                   -----------
            Industrial Development/Pollution Control Revenue (8.1%)
    1,000   Massachusetts Industrial Finance Agency, Eastern Edison Co Refg Ser 1993 5.875      08/01/08        970,540
   ------                                                                                                   -----------
            Mortgage Revenue -- Multi-Family (3.9%)
      460   Massachusetts Housing Finance Agency, Rental 1994 Ser A (AMT) (AMBAC)    6.60       07/01/14        478,096
   ------                                                                                                   -----------
            Mortgage Revenue -- Single Family (1.9%)
      220   Massachusetts Housing Finance Agency, Ser 21 (AMT) ..................... 7.125      06/01/25        227,020
   ------                                                                                                   -----------
            Student Loan Revenue (4.5%)
      105   Massachusetts Educational Facilities Authority, Education Loan Issue D
              Ser A 1991 (AMT) (MBIA) .............................................. 7.25       01/01/09        108,902
      400   New England Education Loan Marketing Corporation, 1992 Sub Issue H
              (AMT) ................................................................ 6.90       11/01/09        431,060
   ------                                                                                                   -----------
      505                                                                                                       539,962
   ------                                                                                                   -----------


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- MASSACHUSETTS SERIES
PORTFOLIO OF INVESTMENTS November 30, 1999, continued



 PRINCIPAL
 AMOUNT IN                                                                             COUPON     MATURITY
 THOUSANDS                                                                              RATE        DATE          VALUE
-----------                                                                          ---------- ------------ --------------
            Transportation Facilities Revenue (8.5%)
  $   500   Massachusetts Bay Transportation Authority, 1998 Ser A (MBIA) .......... 5.50 %       03/01/15    $   495,880
      500   Massachusetts Port Authority, Refg Ser 1998 A .......................... 5.75         07/01/12        521,385
  -------                                                                                                     -----------
    1,000                                                                                                       1,017,265
  -------                                                                                                     -----------
            Water & Sewer Revenue (12.0%)
      500   Boston Water & Sewer Commission, 1992 Ser A ............................ 5.75         11/01/13        515,770
      500   Massachusetts Water Pollution Abatement Trust, Pool Ser 2 .............. 5.70         02/01/12        511,760
      500   Massachusetts Water Resources Authority, 1998 Ser A (FSA) .............. 4.75         08/01/27        410,115
  -------                                                                                                     -----------
    1,500                                                                                                       1,437,645
  -------                                                                                                     -----------
            Refunded (4.6%)
      500   Massachusetts, Refg 1992 Ser B (ETM) ................................... 6.50         08/01/08        551,825
  -------                                                                                                     -----------
   11,085   TOTAL MASSACHUSETTS TAX-EXEMPT MUNICIPAL BONDS
  -------
            (Identified Cost $10,960,050).................................................................     11,094,132
                                                                                                              -----------
            SHORT-TERM MASSACHUSETTS TAX-EXEMPT MUNICIPAL OBLIGATIONS (5.8%)
            Massachusetts Health & Educational Facilities Authority,
      300     Capital Assets Ser D (MBIA) (Demand 12/01/99) ........................ 3.80*        01/01/35        300,000
      400    Wellesley College Ser G (Demand 12/01/99) ............................. 3.60*        07/01/39        400,000
  -------                                                                                                     -----------
      700   TOTAL SHORT-TERM MASSACHUSETTS TAX-EXEMPT MUNICIPAL OBLIGATIONS
  -------
            (Identified Cost $700,000) ...................................................................        700,000
                                                                                                              -----------
  $11,785   TOTAL INVESTMENTS (Identified Cost $11,660,050) (a) .............................         98.1%    11,794,132
  =======
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ..................................          1.9        234,432
                                                                                                  --------    -----------
            NET ASSETS ......................................................................        100.0%   $12,028,564
                                                                                                  ========    ===========



--------------
     AMT    Alternative Minimum Tax.
     ETM    Escrowed to maturity.
     *      Current coupon of variable rate demand obligation.
     (a)    The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $358,176 and the aggregate gross unrealized depreciation is $224,094, resulting in net unrealized appreciation of $134,082.

Bond Insurance:

AMBAC       AMBAC Assurance Corporation.
Connie Lee  Connie Lee Insurance Company - A wholly owned subsidiary of AMBAC
            Assurance Corporation.
FSA         Financial Security Assurance Inc.
MBIA        Municipal Bond Investors Assurance Corporation.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- MICHIGAN
SERIES
PORTFOLIO OF INVESTMENTS November 30, 1999



 PRINCIPAL
 AMOUNT IN                                                                                COUPON    MATURITY
 THOUSANDS                                                                                 RATE       DATE         VALUE
-----------                                                                             ---------- ---------- --------------
            MICHIGAN TAX-EXEMPT MUNICIPAL BONDS (89.5%)
            General Obligation (14.6%)
 $    300   Berkley School District, 1999 Refg (FGIC) ................................. 4.75 %     01/01/19    $   257,100
      500   Chelsea School District, Bldg & Site Refg 1998 (FGIC) ..................... 5.00       05/01/25        432,850
      500   Detroit, Ser 1997-A (MBIA) ................................................ 5.00       04/01/18        446,860
      445   Mona Shores Public Schools, 1995 Bldg & Site (FGIC) ....................... 5.80       05/01/17        445,294
      500   Southgate Community School District, Refg Ser 1999 (FGIC) ................. 5.75       05/01/15        502,860
      200   Puerto Rico, Public Impr Ser 1998 (Secondary MBIA) ........................ 4.875      07/01/23        173,832
 --------                                                                                                      -----------
    2,445                                                                                                        2,258,796
 --------                                                                                                      -----------
            Educational Facilities Revenue (10.3%)
      800   Central Michigan University, Refg Ser 1993 (AMBAC) ........................ 5.50       10/01/10        809,400
      800   Oakland University, Board of Trustees, Ser 1995 (MBIA) .................... 5.75       05/15/26        774,648
 --------                                                                                                      -----------
    1,600                                                                                                        1,584,048
 --------                                                                                                      -----------
            Electric Revenue (6.0%)
      500   Wyandotte, Electric Refg 1992 (MBIA) ...................................... 6.25       10/01/17        509,955
      500   Puerto Rico Electric Power Authority, Power Ser DD (FSA) .................. 4.50       07/01/19        417,790
 --------                                                                                                      -----------
    1,000                                                                                                          927,745
 --------                                                                                                      -----------
            Hospital Revenue (5.7%)
      500   Grand Traverse County Hospital, Munson Healthcare Ser 1998 A (AMBAC)....... 4.75       07/01/22        410,910
      500   Michigan Hospital Finance Authority, Mercy Health 1996 Ser R (AMBAC) ...... 5.375      08/15/16        471,795
 --------                                                                                                      -----------
    1,000                                                                                                          882,705
 --------                                                                                                      -----------
            Industrial Development/Pollution Control Revenue (3.5%)
      500   Monroe County, Detroit Edison Co Collateralized Ser 1-1992 (AMT) (MBIA) ... 6.875      09/01/22        533,245
 --------                                                                                                      -----------
            Mortgage Revenue -- Multi-Family (11.3%)
            Michigan Housing Development Authority,
      465    Rental 1992 Ser A ........................................................ 6.60       04/01/12        487,571
      795    1992 Ser A (FSA) ......................................................... 6.50       04/01/23        831,737
      400    Ser 1990 A (AMT) ......................................................... 7.70       04/01/23        417,580
 --------                                                                                                      -----------
    1,660                                                                                                        1,736,888
 --------                                                                                                      -----------
            Public Facilities Revenue (6.1%)
      500   Michigan Building Authority, Refg Ser I ................................... 6.25       10/01/20        508,965
      500   Michigan House of Representatives, Capital Outlook LLC COPs (AMBAC) ....... 5.00       08/15/20        439,505
 --------                                                                                                      -----------
    1,000                                                                                                          948,470
 --------                                                                                                      -----------


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- MICHIGAN
SERIES
PORTFOLIO OF INVESTMENTS November 30, 1999, continued



 PRINCIPAL
 AMOUNT IN                                                                          COUPON      MATURITY
 THOUSANDS                                                                           RATE         DATE          VALUE
-----------                                                                       ---------- ------------- --------------
            Transportation Facilities Revenue (8.5%)
            Wayne County, Detroit Metropolitan Wayne County Airport Sub Lien
 $    250    Ser 1991 B (AMT) (MBIA) ............................................ 6.75 %        12/01/21    $   263,525
      500    Ser 1998 B (MBIA) .................................................. 4.875         12/01/23        421,665
      800   Puerto Rico Highway & Transportation Authority, Ser 1998 A .......... 4.75          07/01/38        633,496
 --------                                                                                                   -----------
    1,550                                                                                                     1,318,686
 --------                                                                                                   -----------
            Water & Sewer Revenue (5.4%)
      400   Detroit, Water Supply Refg Ser 1992 (FGIC) .......................... 6.375         07/01/22        421,080
      500   Grand Rapids, Water Ser 1998 A (FGIC) ............................... 4.75          01/01/28        409,495
 --------                                                                                                   -----------
      900                                                                                                       830,575
 --------                                                                                                   -----------
            Refunded (18.1%)
            Detroit,
    1,000    Sewer Refg Ser 1993 A (FGIC) ....................................... 5.70          07/01/03+     1,045,050
    1,000    Water Supply Refg Ser 1992 (FGIC) .................................. 6.375         07/01/02+     1,059,460
      655   Holly Area School District, 1995 Bldg & Site (FGIC) ................. 5.375         05/01/05+       680,361
 --------                                                                                                   -----------
    2,655                                                                                                     2,784,871
 --------                                                                                                   -----------
   14,310   TOTAL MICHIGAN TAX-EXEMPT MUNICIPAL BONDS
 --------
            (Identified Cost $13,973,064)...............................................................     13,806,029
                                                                                                            -----------
            SHORT-TERM MICHIGAN TAX-EXEMPT MUNICIPAL OBLIGATIONS (7.1%)
      500   Delta County Economic Development Corporation, Mead-Escanaba
              Paper Co Ser 1985 C (Demand 12/01/99) ............................. 3.80*         12/01/23        500,000
      600   Royal Oak Hospital Finance Authority, William Beaumont Hospital
              Ser 1996 J (Demand 12/01/99) ........................................ 3.75*         01/01/03        600,000
 --------                                                                                                   -----------
    1,100   TOTAL SHORT-TERM MICHIGAN TAX-EXEMPT MUNICIPAL OBLIGATIONS
 --------
            (Identified Cost $1,100,000) ...............................................................      1,100,000
                                                                                                            -----------
 $ 15,410   TOTAL INVESTMENTS (Identified Cost $15,073,064) (a) ..........................          96.6%    14,906,029
 ========
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ...............................           3.4        520,169
                                                                                                --------    -----------
            NET ASSETS ...................................................................         100.0%   $15,426,198
                                                                                                ========    ===========




                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- MICHIGAN
SERIES
PORTFOLIO OF INVESTMENTS November 30, 1999, continued


--------------
AMT      Alternative Minimum Tax.
COPs     Certificates of Participation.
+        Prerefunded to call date shown.
*        Current coupon of variable rate demand obligation.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $340,807 and the aggregate gross unrealized depreciation is $507,842, resulting in net unrealized depreciation of $167,035.


Bond Insurance:
---------------
AMBAC    AMBAC Assurance Corporation.
FGIC     Financial Guaranty Insurance Company.
FSA      Financial Security Assurance Inc.
MBIA     Municipal Bond Investors Assurance Corporation.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- MINNESOTA
SERIES
PORTFOLIO OF INVESTMENTS November 30, 1999



 PRINCIPAL
 AMOUNT IN                                                                                COUPON    MATURITY
 THOUSANDS                                                                                 RATE       DATE        VALUE
-----------                                                                             ---------- ---------- -------------
            MINNESOTA TAX-EXEMPT MUNICIPAL BONDS (91.8%)
            General Obligation (15.3%)
   $  300   Minneapolis, Various Purpose Refg Ser 1998 D .............................. 5.00 %     12/01/17    $  275,601
      300   Minnesota, Various Purpose Refg Ser 1998 .................................. 5.00       06/01/16       278,943
      300   Park Rapids Independent School District #309, School Building Ser 1999
              (MBIA) .................................................................. 4.75       02/01/21       256,638
      300   Waconia Independent District #110, Ser 1999 A ............................. 4.875      02/01/22       259,851
   ------                                                                                                      ----------
    1,200                                                                                                       1,071,033
   ------                                                                                                      ----------
            Educational Facilities Revenue (17.3%)
      200   Minnesota Higher Education Facilities Authority, Northfield St Olaf
              College 1992 ............................................................ 6.40       10/01/21       204,894
    1,000   University of Minnesota, Ser 1993 A ....................................... 4.80       08/15/03     1,010,400
   ------                                                                                                      ----------
    1,200                                                                                                       1,215,294
   ------                                                                                                      ----------
            Electric Revenue (4.3%)
      300   Western Minnesota Municipal Power Agency, Refg 1996 Ser A (AMBAC) ......... 5.50       01/01/12       303,495
   ------                                                                                                      ----------
            Hospital Revenue (10.0%)
      300   Robbinsdale, North Memorial Medical Center Ser 1993 A (AMBAC) ............. 5.45       05/15/13       298,635
            Rochester,
      200    Mayo Foundation/Mayo Medical Ser 1992 I .................................. 5.75       11/15/21       197,296
      200    Mayo Foundation/Mayo Medical Ser 1992 F .................................. 6.25       11/15/21       208,272
   ------                                                                                                      ----------
      700                                                                                                         704,203
   ------                                                                                                      ----------
            Industrial Development/Pollution Control Revenue (10.0%)
      200   Anoka County, United Power Assoc NRU-CFC-Gtd Ser 1987 A (AMT) ............. 6.95       12/01/08       206,404
      300   Bass Brook, Minnesota Power & Light Co Refg Ser 1992 ...................... 6.00       07/01/22       286,266
            Minneapolis Community Development Agency,
      100    Ltd Tax Supported Common Bond Fund Ser 1991-3 ............................ 8.25       12/01/11       106,315
      100    Ltd Tax Supported Common Bond Fund Ser 1991-1 (AMT) ...................... 8.00       12/01/16       105,868
   ------                                                                                                      ----------
      700                                                                                                         704,853
   ------                                                                                                      ----------
            Mortgage Revenue - Multi-Family (3.0%)
      200   Minnesota Housing Finance Agency, Ser 1992 A .............................. 6.95       08/01/17       208,386
   ------                                                                                                      ----------
            Mortgage Revenue - Single Family (10.3%)
      120   Minneapolis-Saint Paul Housing Finance Board, GNMA-Backed Phase IX
              Ser 1991 (AMT) .......................................................... 7.25       08/01/21       123,313
            Minnesota Housing Finance Agency,
      405    Ser 1992 C-1 (AMT) ....................................................... 6.75       07/01/23       412,974
      185    Ser 1992 H (AMT) ......................................................... 6.50       01/01/26       186,656
   ------                                                                                                      ----------
      710                                                                                                         722,943
   ------                                                                                                      ----------


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- MINNESOTA
SERIES
PORTFOLIO OF INVESTMENTS November 30, 1999, continued



 PRINCIPAL
 AMOUNT IN                                                                                    COUPON     MATURITY
 THOUSANDS                                                                                     RATE        DATE         VALUE
-----------                                                                                 ---------- ------------ -------------
            Nursing & Health Related Facilities Revenue (7.2%)
  $   500   Minneapolis & Saint Paul Housing & Redevelopment Authority, Group
              Health Plan Inc Ser 1992 .................................................... 6.75 %       12/01/13    $  504,860
  -------                                                                                                            ----------
            Transportation Facilities Revenue (3.7%)
      300   Minnesota Public Facilities Authority, Metropolitan Council Ser 1999 A ........ 4.75         03/01/20       258,240
  -------                                                                                                            ----------
            Water & Sewer Revenue (5.0%)
      400   Minnesota Public Facilities Authority, Water Pollution Control 1998 Ser A ..... 4.75         03/01/19       346,208
  -------                                                                                                            ----------
            Refunded (5.7%)
      400   Saint Paul Housing & Redevelopment Authority, Civic Center Ser 1993 (ETM)       5.45         11/01/13       401,960
  -------                                                                                                            ----------
    6,610   TOTAL MINNESOTA TAX-EXEMPT MUNICIPAL BONDS
  -------   (Identified Cost $6,535,314) ........................................................................     6,441,475
                                                                                                                     ----------
            SHORT-TERM MINNESOTA TAX-EXEMPT MUNICIPAL OBLIGATIONS (5.7%)
      100   Beltrami County, Northwood Panelboard Co Ser 1991 (Demand 12/01/99) ........... 3.80*        12/01/21       100,000
      300   Minneapolis & Saint Paul Housing & Redevelopment Authority, Children's
              Health Care Ser 1995 B (FSA) (Demand 12/01/99) .............................. 3.75*        08/15/25       300,000
  -------                                                                                                            ----------
      400   TOTAL SHORT-TERM MINNESOTA TAX-EXEMPT MUNICIPAL OBLIGATIONS
  -------   (Identified Cost $400,000) ..........................................................................       400,000
                                                                                                                     ----------
  $ 7,010   TOTAL INVESTMENTS (Identified Cost $6,935,314)(a) ......................................         97.5%    6,841,475
  =======
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES .........................................          2.5       179,011
                                                                                                         --------    ----------
            NET ASSETS .............................................................................        100.0%   $7,020,486
                                                                                                         ========    ==========



--------------
AMT      Alternative Minimum Tax.
ETM      Escrowed to maturity.
*        Current coupon of variable rate demand obligation.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $106,029 and the aggregate gross unrealized depreciation is $199,868, resulting in net unrealized depreciation of $93,839.

Bond Insurance:
---------------

AMBAC    AMBAC Assurance Corporation.
FSA      Financial Security Assurance Inc.
MBIA     Municipal Bond Investors Assurance Corporation.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- NEW JERSEY
SERIES
PORTFOLIO OF INVESTMENTS November 30, 1999



 PRINCIPAL
 AMOUNT IN                                                                              COUPON    MATURITY
 THOUSANDS                                                                               RATE       DATE         VALUE
-----------                                                                           ---------- ---------- --------------
            NEW JERSEY TAX-EXEMPT MUNICIPAL BONDS (89.7%)
            General Obligation (4.7%)
            New Jersey,
 $  1,000     Refg Ser F ............................................................ 5.25 %     08/01/14    $   976,940
    1,000     Ser 1998 .............................................................. 4.50       03/01/18        843,540
 --------                                                                                                    -----------
    2,000                                                                                                      1,820,480
 --------                                                                                                    -----------
            Educational Facilities Revenue (16.8%)
            New Jersey Economic Development Authority,
    1,000     Educational Testing Service Ser 1998 A (MBIA) ......................... 4.75       05/15/25        848,250
    1,000     The Lawrenceville School Ser A 1996 ................................... 5.75       07/01/16      1,001,960
      500     The Seeing Eye Inc 1991 ............................................... 7.30       04/01/11        515,620
            New Jersey Educational Facilities Authority,
    1,000     Drew University 1998 Ser C (MBIA) ..................................... 5.00       07/01/17        917,650
    1,000     Princeton University Ser 1999 A ....................................... 4.75       07/01/25        844,420
      500   Rutgers, The State University Refg Ser R ................................ 6.50       05/01/13        528,795
    2,000   University of Medicine & Dentistry, 1997 Ser A (MBIA) ................... 5.00       09/01/17      1,828,080
 --------                                                                                                    -----------
    7,000                                                                                                      6,484,775
 --------                                                                                                    -----------
            Electric Revenue (5.0%)
    2,000   Puerto Rico Electric Power Authority, Power Ser O ....................... 5.00       07/01/12      1,916,940
 --------                                                                                                    -----------
            Hospital Revenue (6.7%)
            New Jersey Health Care Facilities Financing Authority,
    1,000     AHS Hospital Corp Ser 1997 A (AMBAC) .................................. 6.00       07/01/13      1,056,190
    1,000     Atlantic City Medical Center Ser C .................................... 6.80       07/01/11      1,057,700
      465     Robert Wood Johnson University Hospital Ser B (MBIA) .................. 6.625      07/01/16        486,153
 --------                                                                                                    -----------
    2,465                                                                                                      2,600,043
 --------                                                                                                    -----------
            Industrial Development/Pollution Control Revenue (6.5%)
      500   Middlesex County Pollution Control Financing Authority, Amerada Hess Corp
              Refg Ser 1992 ......................................................... 6.875      12/01/22        523,830
    1,000   New Jersey Economic Development Authority, Elizabethtown Water Co
              1995 Ser (AMT) (MBIA) ................................................. 5.60       12/01/25        957,800
    1,000   Salem County Pollution Control Financing Authority, E I du Pont de
              Nemours & Co 1992 Ser A (AMT) ......................................... 6.125      07/15/22      1,004,500
 --------                                                                                                    -----------
    2,500                                                                                                      2,486,130
 --------                                                                                                    -----------


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- NEW JERSEY
SERIES
PORTFOLIO OF INVESTMENTS November 30, 1999, continued



 PRINCIPAL
 AMOUNT IN                                                                                    COUPON     MATURITY
 THOUSANDS                                                                                     RATE        DATE         VALUE
-----------                                                                                ------------ ---------- --------------
            Mortgage Revenue -- Multi-Family (9.3%)
            New Jersey Housing & Mortgage Finance Agency,
 $  2,000     1995 Ser A (AMBAC) ......................................................... 6.00 %       11/01/14    $ 2,022,520
    1,000     Presidential Plaza at Newport -- FHA Insured Mtges Refg 1991 Ser 1 ......... 7.00         05/01/30      1,050,730
      500     Rental 1991 Ser A (AMT) .................................................... 7.25         11/01/22        516,850
 --------                                                                                                           -----------
    3,500                                                                                                             3,590,100
 --------                                                                                                           -----------
            Nursing & Health Related Facilities Revenue (2.4%)
      895   New Jersey Health Care Facilities Financing Authority, Spectrum For Living
 --------
            -- FHA Insured Mortgage Refg Ser B ........................................... 6.50         02/01/22        919,478
                                                                                                                    -----------
            Public Facilities Revenue (2.3%)
    1,000   Puerto Rico Infrastructure Financing Authority, Special Tax Ser 1997 A
 --------     (AMBAC) .................................................................... 5.00         07/01/28        876,720
                                                                                                                    -----------
            Recreational Facilities Revenue (5.8%)
            New Jersey Sports & Exposition Authority,
    1,500     State Contract 1993 Ser A .................................................. 5.50         09/01/23      1,431,075
    1,000     State Contract 1998 Ser A (MBIA) ........................................... 4.50         03/01/24        821,660
 --------                                                                                                           -----------
    2,500                                                                                                             2,252,735
 --------                                                                                                           -----------
            Resource Recovery Revenue (2.3%)
      900     Warren County Pollution Control Financing Authority, Warren Energy
 --------
            Resource Co Ltd Partnership Ser 1984 (MBIA) .................................. 6.60         12/01/07        893,286
                                                                                                                    -----------
            Transportation Facilities Revenue (15.2%)
    1,000   Delaware River Port Authority, Ser 1995 (FGIC) ............................... 5.50         01/01/26        948,290
    1,500   New Jersey Highway Authority, Sr Parkway Refg 1992 Ser ....................... 6.25         01/01/14      1,560,045
    1,000   New Jersey Transportation Trust Authority, 1998 Ser A (FSA) .................. 4.50         06/15/19        829,730
    1,000   New Jersey Turnpike Authority, Ser 1991 C .................................... 5.75         01/01/11      1,002,750
    1,500   Port Authority of New York & New Jersey, Cons 99th Ser (AMT) (FGIC) .......... 5.75         05/01/15      1,506,210
 --------                                                                                                           -----------
    6,000                                                                                                             5,847,025
 --------                                                                                                           -----------
            Water & Sewer Revenue (12.7%)
    1,000   Atlantic City Municipal Utilities Authority, Refg Ser 1993 ................... 5.75         05/01/17        995,590
    1,000   Bergen County Utilities Authority, Water 1998 Ser A (FGIC) ................... 4.75         12/15/15        894,180
    1,000   Camden County Municipal Utilities Authority, Sewer Refg Ser 1997 (FGIC)....... 5.25         07/15/17        950,300
    1,000   Northwest Bergen County Utilities Authority, Refg 1992 Ser (MBIA) ............ 6.00         07/15/13      1,039,010
    1,000   Passaic Valley Sewerage Commissioners, Ser 1992 D (AMBAC) .................... 5.75         12/01/13      1,016,040
 --------                                                                                                           -----------
    5,000                                                                                                             4,895,120
 --------                                                                                                           -----------
   35,760   TOTAL NEW JERSEY TAX-EXEMPT MUNICIPAL BONDS
 --------   (Identified Cost $34,780,691) ......................................................................     34,582,832
                                                                                                                    -----------


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- NEW JERSEY
SERIES
PORTFOLIO OF INVESTMENTS November 30, 1999, continued



 PRINCIPAL
 AMOUNT IN                                                                               COUPON      MATURITY
 THOUSANDS                                                                                RATE         DATE          VALUE
-----------                                                                           ------------ ------------ --------------
            SHORT-TERM NEW JERSEY TAX-EXEMPT MUNICIPAL OBLIGATIONS (8.8%)
            New Jersey Economic Development Authority,
 $  1,500     Natural Gas Co Ser 1995 A (AMT) (AMBAC) (Demand 12/01/99) ............. 3.65*%          08/01/30   $ 1,500,000
    1,700     United Water Inc Ser 1996 B (AMBAC) (Demand 12/01/99) ................. 3.85*           11/01/25     1,700,000
      200   Union County Industrial Pollution Control Financing Authority, Exxon Corp
              Ser 1994 (Demand 12/01/99) ............................................ 3.15*           07/01/33       200,000
 --------                                                                                                        -----------
    3,400   TOTAL SHORT-TERM NEW JERSEY TAX-EXEMPT MUNICIPAL OBLIGATIONS
 --------   (Identified Cost $3,400,000) ....................................................................      3,400,000
                                                                                                                 -----------
 $ 39,160   TOTAL INVESTMENTS (Identified Cost $38,180,691) (a) ................................         98.5%    37,982,832
 ========
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES .....................................          1.5        583,550
                                                                                                     --------    -----------
            NET ASSETS .........................................................................        100.0%   $38,566,382
                                                                                                     ========    ===========



--------------
AMT       Alternative Minimum Tax.
*         Current coupon of variable rate demand obligation.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $908,720 and the aggregate gross unrealized depreciation is $1,106,579, resulting in net unrealized depreciation of $197,859.

Bond Insurance:

AMBAC     AMBAC Assurance Corporation.
FGIC      Financial Guaranty Insurance Company.
FSA       Financial Security Assurance Inc.
MBIA      Municipal Bond Investors Assurance Corporation.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- NEW YORK
SERIES
PORTFOLIO OF INVESTMENTS November 30, 1999



 PRINCIPAL
 AMOUNT IN                                                                            COUPON    MATURITY
 THOUSANDS                                                                             RATE       DATE         VALUE
-----------                                                                         ---------- ---------- --------------
              NEW YORK TAX-EXEMPT MUNICIPAL BONDS (88.2%)
              General Obligation (12.6%)
 $    500     New York City, 1995 Ser D (MBIA) .................................... 6.20%      02/01/07    $   536,110
      500     New York State, Refg Ser 1995 B ..................................... 5.70       08/15/13        506,855
      300     Puerto Rico, Public Improvement Refg Ser 1992 A ..................... 6.00       07/01/14        304,656
 --------                                                                                                  -----------
    1,300                                                                                                    1,347,621
 --------                                                                                                  -----------
              Educational Facilities Revenue (20.3%)
      500     Hempstead Industrial Development Agency, Hofstra University Ser 1996
                (MBIA) ............................................................ 5.80       07/01/15        505,695
              New York State Dormitory Authority,
      300      Cooper Union Ser 1996 (AMBAC) ...................................... 5.375      07/01/16        287,442
      400      Manhattan College Ser 1992 (AGRC) .................................. 6.50       07/01/19        410,948
      500      State University Ser 1993 A ........................................ 5.25       05/15/15        474,610
      500      University of Rochester Ser 1993 A ................................. 5.625      07/01/12        500,090
 --------                                                                                                  -----------
    2,200                                                                                                    2,178,785
 --------                                                                                                  -----------
              Electric Revenue (6.3%)
      300     Long Island Power Authority, Ser 1998 A (FSA) ....................... 5.125      12/01/22        267,138
      400     Puerto Rico Electric Power Authority, Power Ser X ................... 6.00       07/01/15        407,036
 --------                                                                                                  -----------
      700                                                                                                      674,174
 --------                                                                                                  -----------
              Industrial Development/Pollution Control Revenue (13.9%)
      400     New York City Industrial Development Agency, Japan Airlines Co 1991
                (AMT) (FSA) ....................................................... 6.00       11/01/15        416,096
    1,000     New York State Energy Research & Development Authority, Brooklyn
 --------       Union Gas Co 1991 Ser A & B (AMT) ................................. 6.952      07/01/26      1,074,180
                                                                                                           -----------
    1,400                                                                                                    1,490,276
 --------                                                                                                  -----------
              Mortgage Revenue - Single Family (4.9%)
      500     New York State Mortgage Agency, Homeowner Ser 27 .................... 6.90       04/01/15        529,225
 --------                                                                                                  -----------
              Nursing & Health Related Facilities Revenue (3.7%)
      500     New York City Industrial Development Agency, Lighthouse International
 --------      Ser 1998 (MBIA) .................................................... 4.50       07/01/23        399,555
                                                                                                           -----------
              Public Facilities Revenue (9.1%)
      500     New York City Cultural Resources Trust, The New York Botanical Garden
                Ser 1996 (MBIA) ................................................... 5.75       07/01/16        501,190
      500     New York State Urban Development Corporation, Correctional
                1998 Ser B (AMBAC) ................................................ 5.25       01/01/16        472,460
 --------                                                                                                  -----------
    1,000                                                                                                      973,650
 --------                                                                                                  -----------


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- NEW YORK
SERIES
PORTFOLIO OF INVESTMENTS November 30, 1999, continued



 PRINCIPAL
 AMOUNT IN                                                                                      COUPON      MATURITY
 THOUSANDS                                                                                       RATE         DATE          VALUE
-----------                                                                                  ------------ ------------ -------------
            Resource Recovery Revenue (4.9%)
  $   500   Oneida-Herkimer Solid Waste Management Authority, Ser 1992 ...................   6.65 %        04/01/05     $   528,020
  -------
            Transportation Facilities Revenue (8.7%)
      550   Buffalo & Fort Erie Public Bridge Authority, Toll Bridge Ser 1995 (MBIA) .....   5.75          01/01/25         534,331
      500   Puerto Rico Highway & Transportation Authority, Ser 1998 A ...................   4.75          07/01/38         395,935
  -------                                                                                                               -----------
    1,050                                                                                                                   930,266

            Water & Sewer Revenue (3.8%)
      500   New York City Municipal Water Finance Authority, 1999 Ser A (FGIC) ...........   4.75          06/15/31         405,545
  -------                                                                                                               -----------
    9,650   TOTAL NEW YORK TAX-EXEMPT MUNICIPAL BONDS
  -------   (Identified Cost $9,442,285)................................................                                  9,457,117
                                                                                                                          ---------

            SHORT-TERM NEW YORK TAX-EXEMPT MUNICIPAL OBLIGATIONS (9.3%)
      200   New York State Energy Research & Development Authority, New York
            State Electric & Gas Corp Ser 1994 C (Demand 12/01/99) .......................   3.60*         06/01/29         200,000
      500   Syracuse Industrial Development Agency, Syracuse University
            Eggers Hall Ser 1993 (Demand 12/01/99) .......................................
      300   Port Authority of New York & New Jersey, Special Obligation Ser 2                3.75*         03/01/23         500,000
            (Demand 12/01/99) ............................................................
  -------                                                                                    3.75*         05/01/19         300,000
                                                                                                                        -----------
    1,000   TOTAL SHORT-TERM NEW YORK TAX-EXEMPT MUNICIPAL OBLIGATIONS
  -------   (Identified Cost $1,000,000).............................................................................     1,000,000

  $10,650   TOTAL INVESTMENTS (Identified Cost $10,442,285) (a) ...........................                   97.5%      10,457,117
  =======
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES .............................                       2.5          262,272
                                                                                                             -----      -----------
            NET ASSETS .................................................................                     100.0%     $10,719,389
                                                                                                             ======     ===========



--------------
AMT     Alternative Minimum Tax.
*       Current coupon of variable rate demand obligation.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $291,556 and the aggregate gross unrealized depreciation is $276,724, resulting in net unrealized appreciation of $14,832.

Bond Insurance:
---------------
AGRC    Asset Guaranty Reinsurance Company.
AMBAC   AMBAC Assurance Corporation.
FGIC    Financial Guaranty Insurance Company.
FSA     Financial Security Assurance Inc.
MBIA    Municipal Bond Investors Assurance Corporation.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- OHIO SERIES PORTFOLIO OF INVESTMENTS November 30, 1999



 PRINCIPAL
 AMOUNT IN                                                                                COUPON      MATURITY
 THOUSANDS                                                                                 RATE         DATE           VALUE
-----------                                                                             ----------   ----------   --------------
              OHIO TAX-EXEMPT MUNICIPAL BONDS (93.2%)
              General Obligation (22.8%)
 $    300     Bedford School District, Ser 1993 .....................................   6.25%        12/01/13      $   313,452
      500     Dayton, Ltd Tax Ser 1998 (FGIC) .......................................   4.70         12/01/20          425,615
      500     Delaware City School District, Constr & Impr (FGIC) ...................   5.75         12/01/20          495,190
      500     Medina City School District, Ser 1999 (FGIC) ..........................   5.25         12/01/28          451,915
      500     North Olmsted, Various Purpose Impr Ltd Tax Ser 1996 (AMBAC) ..........   6.20         12/01/11          536,410
      500     Ohio, Infrastructure Improvement Ser 1998 B ...........................   4.75         02/01/18          437,400
      500     Rocky River City School District, Impr Ser 1998 .......................   5.375        12/01/17          481,310
      500     Puerto Rico, Public Impr Ser 1998 (Secondary MBIA) ....................   4.875        07/01/23          434,580
 --------                                                                                                          -----------
    3,800                                                                                                            3,575,872
 --------                                                                                                          -----------
              Educational Facilities Revenue (12.9%)
      500     Ohio Higher Educational Facility Commission, Case Western Reserve
                University Ser 1992 .................................................   6.00         10/01/22          504,535
      500     Ohio State University, General Receipts Ser 1999 A (WI) ...............   5.80         12/01/29          488,880
      500     University of Cincinnati, General Receipts Ser G ......................   7.00         06/01/11          526,945
      500     University of Toledo, Ser 1992 A (FGIC)** .............................   5.90         06/01/20          501,115
 --------                                                                                                          -----------
    2,000                                                                                                            2,021,475
 --------                                                                                                          -----------
              Electric Revenue (4.9%)
      500     Hamilton!, Refg 1992 Ser A (FGIC) .....................................   6.00         10/15/12          520,925
      300     Puerto Rico Electric Power Authority, Power Ser DD (FSA) ..............   4.50         07/01/19          250,674
 --------                                                                                                          -----------
      800                                                                                                              771,599
 --------                                                                                                          -----------
              Hospital Revenue (7.6%)
      700     Akron Bath & Copley Joint Township Hospital District, Summa Health
                Ser 1992 A ..........................................................   6.25         11/15/07          716,709
      475     Hamilton County, Bethesda Hospital Inc Ser 1986 A .....................   7.00         01/01/09          476,050
 --------                                                                                                          -----------
    1,175                                                                                                            1,192,759
 --------                                                                                                          -----------
              Industrial Development/Pollution Control Revenue (5.9%)
      400     Ashtabula County, Ashland Oil Inc Refg 1992 Ser A .....................   6.90         05/01/10          417,108
      500     Ohio Water Development Authority, Dayton Power & Light Co
                Collateralized Refg 1992 Ser A ......................................   6.40         08/15/27          506,815
 --------                                                                                                          -----------
      900                                                                                                              923,923
 --------                                                                                                          -----------
              Mortgage Revenue -- Single Family (9.5%)
              Ohio Housing Finance Agency,
      500      GNMA-Backed 1991 Ser A-1 & 2 (AMT) ...................................   6.903        03/01/31          516,070
      990      Residential 1996 Ser B-2 (AMT) .......................................   6.10         09/01/28          968,883
 --------                                                                                                          -----------
    1,490                                                                                                            1,484,953
 --------                                                                                                          -----------
              Public Facilities Revenue (3.0%)
      500     Ohio Building Authority, Adult Correctional 1999 Ser A ................   5.25         10/01/18          467,065
 --------                                                                                                          -----------


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- OHIO SERIES PORTFOLIO OF INVESTMENTS November 30, 1999, continued



 PRINCIPAL
 AMOUNT IN                                                                                COUPON      MATURITY
 THOUSANDS                                                                                 RATE         DATE          VALUE
-----------                                                                             ---------- ------------- --------------
            Transportation Facilities Revenue (4.1%)
 $    500   Ohio Turnpike Commission, Ser 1998 B (FGIC) ............................... 4.50 %        02/15/24    $   401,585
      300   Puerto Rico Highway & Transportation Authority, Ser 1998 A ................ 4.75          07/01/38        237,561
 --------                                                                                                         -----------
      800                                                                                                             639,146
 --------                                                                                                         -----------
            Water & Sewer Revenue (15.7%)
      800   Montgomery County, Water Ser 1992 (FGIC) .................................. 6.25          11/15/17        829,808
      800   Northeast Ohio Regional Sewer District, Wastewater Impr Refg
              Ser 1995 (AMBAC) ........................................................ 5.60          11/15/13        810,216
      800   Ohio Water Development Authority, Water Pollution Ser 1995 (MBIA) ......... 5.60          06/01/10        822,672
 --------                                                                                                         -----------
    2,400                                                                                                           2,462,696
 --------                                                                                                         -----------
            Refunded (6.8%)
    1,000   Clermont County, Mercy Health Ser 1991 (AMBAC) ............................ 6.733         09/25/01+     1,057,150
 --------                                                                                                         -----------
   14,865   TOTAL OHIO TAX-EXEMPT MUNICIPAL BONDS
 --------   (Identified Cost $14,681,956) ....................................................................     14,596,638
                                                                                                                  -----------
            SHORT-TERM OHIO TAX-EXEMPT MUNICIPAL OBLIGATIONS (6.4%)
      600   Cuyahoga County, University Hospital of Cleveland Ser 1985
             (Demand 12/01/99) ........................................................ 3.60*         01/01/16        600,000
      400   Ohio Water Development Authority, Mead Co Ser 1986 B
             (Demand 12/01/99) ........................................................ 3.60*         11/01/15        400,000
 --------                                                                                                         -----------
    1,000   TOTAL SHORT-TERM OHIO TAX-EXEMPT MUNICIPAL OBLIGATIONS
 --------   (Identified Cost $1,000,000) .....................................................................      1,000,000
                                                                                                                  -----------
 $ 15,865   TOTAL INVESTMENTS (Identified Cost $15,681,956) (a) ................................         99.6%     15,596,638
 ========
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES .....................................           0.4         62,702
                                                                                                      --------    -----------
            NET ASSETS .........................................................................        100.0%    $15,659,340
                                                                                                      ========    ===========



--------------
AMT      Alternative Minimum Tax.
+        Prerefunded to call date shown.
WI       Security purchased on a "when-issued" basis.
*        Current coupon of variable rate demand obligation.
** This security is segregated in connection with the purchase of a "when-issued" security.
(a) The aggregate cost of federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $319,941 and the aggregate gross unrealized depreciation is $405,259, resulting in net unrealized depreciation of $85,318.

Bond Insurance:
AMBAC    AMBAC Assurance Corporation.
FGIC     Financial Guaranty Insurance Company.
FSA      Financial Security Assurance Inc.
MBIA     Municipal Bond Investors Assurance Corporation.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- PENNSYLVANIA SERIES
PORTFOLIO OF INVESTMENTS November 30, 1999



 PRINCIPAL
 AMOUNT IN                                                                                COUPON    MATURITY
 THOUSANDS                                                                                 RATE       DATE         VALUE
-----------                                                                             ---------- ---------- --------------
            PENNSYLVANIA TAX-EXEMPT MUNICIPAL BONDS (90.1%)
            General Obligation (7.2%)
 $  2,000   Berks County, Second Ser 1992 (FGIC) ...................................... 5.75 %     11/15/12    $ 2,019,380
    1,000   Delaware County, Ser 1999 ................................................. 5.125      10/01/19        906,870
      600   Puerto Rico, Public Improvement Refg Ser 1992 A ........................... 6.00       07/01/14        609,312
 --------                                                                                                      -----------
    3,600                                                                                                        3,535,562
 --------                                                                                                      -----------
            Educational Facilities Revenue (12.3%)
    2,000   Delaware County Authority, Villanova University Ser 1995 (AMBAC) .......... 5.80       08/01/25      1,952,880
            Pennsylvania Higher Educational Facilities Authority,
    1,000     Allegheny College Refg Ser 1998 A (MBIA) ................................ 5.00       11/01/22        875,150
    1,000     University of Pennsylvania Ser 1998 ..................................... 4.625      07/15/30        787,330
    1,000   Pennsylvania State University, Second Refg Ser 1992 ....................... 5.50       08/15/16        970,160
      790   Swarthmore Borough Authority, Swarthmore College Ser 1992 ................. 6.00       09/15/20        793,500
      655   University of Pittsburgh, Cap 1992 Ser A (MBIA) ........................... 6.125      06/01/21        660,240
 --------                                                                                                      -----------
    6,445                                                                                                        6,039,260
 --------                                                                                                      -----------
            Electric Revenue (3.5%)
            Puerto Rico Electric Power Authority,
    1,000     Power Ser DD (FSA) ...................................................... 4.50       07/01/19        835,580
    1,000     Ser GG (FSA) ............................................................ 4.75       07/01/21        861,690
 --------                                                                                                      -----------
    2,000                                                                                                        1,697,270
 --------                                                                                                      -----------
            Hospital Revenue (15.4%)
            Allegheny County Hospital Development Authority,
    1,000     Catholic Health East Health Ser 1998 A (AMBAC) .......................... 4.875      11/15/26        824,080
    1,000     Presbyterian University Health Inc Ser 1992 B (MBIA) .................... 6.00       11/01/12      1,042,200
    2,000   Delaware County Authority, Catholic Health East Health Ser 1998 A
              (AMBAC) ................................................................. 4.875      11/15/26      1,648,160
            Philadelphia Hospitals & Higher Education Facilities Authority,
    1,750     Chestnut Hill Hospital Ser of 1992 ...................................... 6.375      11/15/11      1,751,033
    1,000     Children's Hospital of Philadelphia Ser A of 1993 ....................... 5.375      02/15/14        933,010
    1,250   Sayre Health Care Facilities Authority, Ser 1985 (AMBAC) .................. 7.15       12/01/10      1,328,525
 --------                                                                                                      -----------
    8,000                                                                                                        7,527,008
 --------                                                                                                      -----------
            Mortgage Revenue -- Multi-Family (2.0%)
    1,000   Pennsylvania Housing Finance Agency, Ser 1992-35 D (AMT) .................. 6.20       04/01/25        999,890
 --------                                                                                                      -----------
            Mortgage Revenue -- Single Family (5.6%)
    2,000   Pennsylvania Housing Finance Agency, Ser 1991-31 C (AMT) .................. 7.00       10/01/23      2,077,280
      635   Puerto Rico Housing Finance Corporation, Portfolio One GNMA-Backed
              Ser C ................................................................... 6.85       10/15/23        663,346
 --------                                                                                                      -----------
    2,635                                                                                                        2,740,626
 --------                                                                                                      -----------


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- PENNSYLVANIA SERIES
PORTFOLIO OF INVESTMENTS November 30, 1999, continued



 PRINCIPAL
 AMOUNT IN                                                                                COUPON    MATURITY
 THOUSANDS                                                                                 RATE       DATE         VALUE
-----------                                                                             ---------- ---------- --------------
            Recreational Facilities Revenue (3.4%)
 $  2,000   Philadelphia Industrial Development Authority, The Franklin Institute
 --------     Ser 1998 ................................................................ 5.20 %     06/15/26    $ 1,688,680
                                                                                                               -----------
            Resource Recovery Revenue (2.1%)
    1,000   Montgomery County Industrial Development Authority, Ser 1989 .............. 7.50       01/01/12      1,042,180
 --------                                                                                                      -----------
            Student Loan Revenue (4.2%)
            Pennsylvania Higher Education Assistance Agency,
    1,000     1988 Ser D (AMT) (AMBAC) ................................................ 6.05       01/01/19      1,000,870
    1,000     1991 Ser B (AMT) (AMBAC) ................................................ 6.854      09/01/26      1,076,100
 --------                                                                                                      -----------
    2,000                                                                                                        2,076,970
 --------                                                                                                      -----------
            Transportation Facilities Revenue (23.8%)
    1,000   Guam, Highway 1992 Ser A (FSA) ............................................ 6.30       05/01/12      1,049,550
            Allegheny County, Greater Pittsburgh Int'l Airport
    1,000     Ser 1997 B (MBIA) ....................................................... 5.00       01/01/19        888,250
      500     Ser 1992 (AMT) (FSA) .................................................... 6.625      01/01/22        521,020
    2,000   Delaware River Port Authority, Ser 1995 (FGIC) ............................ 5.50       01/01/26      1,896,580
            Pennsylvania Turnpike Commission,
    2,000     Ser O 1992 (FGIC) ....................................................... 6.00       12/01/12      2,076,820
    2,000     Ser A 1998 (AMBAC) ...................................................... 4.75       12/01/27      1,638,500
    1,000   Philadelphia Industrial Development Authority, Philadelphia Airport
              Ser 1998 A (AMT) (FGIC) ................................................. 5.00       07/01/23        855,550
    1,000   Pittsburgh Public Parking Authority, Ser 1992 A (FGIC) .................... 5.875      12/01/12      1,023,220
    1,000   Southeastern Pennsylvania Transportation Authority, Ser A 1999 (FGIC) ..... 5.25       03/01/18        931,020
    1,000   Puerto Rico Highway & Transportation Authority, Ser 1998 A ................ 4.75       07/01/38        791,870
 --------                                                                                                      -----------
   12,500                                                                                                       11,672,380
 --------                                                                                                      -----------
            Water & Sewer Revenue (6.9%)
    2,000   Philadelphia, Water & Wastewater Ser 1995 (MBIA) .......................... 6.25       08/01/11      2,174,520
    2,000   Pittsburgh Water & Sewer Authority, 1998 Ser B (FGIC) ..................... 0.00       09/01/28        337,320
    1,000   West Mifflin Sanitary Sewer Municipal Authority, Ser 1998 (MBIA) .......... 5.00       08/01/23        872,100
 --------                                                                                                      -----------
    5,000                                                                                                        3,383,940
 --------                                                                                                      -----------
            Other Revenue (3.3%)
    1,500   Pennsylvania Finance Authority, Cap Impr Refg Ser 1993 .................... 6.60       11/01/09      1,600,800
 --------                                                                                                      -----------
            Refunded (0.4%)
      200   Lehigh County Industrial Development Authority, Strawbridge & Clothier
 --------
              Refg Ser of 1991 (ETM) .................................................. 7.20       12/15/01        205,972
                                                                                                               -----------
   47,880   TOTAL PENNSYLVANIA TAX-EXEMPT MUNICIPAL BONDS
 --------   (Identified Cost $45,499,777)..................................................................     44,210,538
                                                                                                               -----------


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- PENNSYLVANIA SERIES
PORTFOLIO OF INVESTMENTS November 30, 1999, continued



 PRINCIPAL
 AMOUNT IN                                                                                 COUPON      MATURITY
 THOUSANDS                                                                                  RATE         DATE          VALUE
-----------                                                                             ------------ ------------ --------------
            SHORT-TERM PENNSYLVANIA TAX-EXEMPT MUNICIPAL OBLIGATIONS (8.4%)
 $  2,000   Lehigh County General Purpose Authority, Lehigh Valley Hospital 1997 A
              (AMBAC) (Demand 12/01/99) ............................................... 3.65*%         07/01/28    $ 2,000,000
      800   Philadelphia Hospital and Higher Education Facilities Authority, Children's
              Hospital of Philadelphia Ser 1992 (Demand 12/01/99) ..................... 3.75*          03/01/27        800,000
    1,300   Philadelphia Industrial Development Authority, The Fox Chase Center
              Ser 1997 (Demand 12/01/99) .............................................. 3.75*          07/01/25      1,300,000
 --------                                                                                                          -----------
    4,100   TOTAL SHORT-TERM PENNSYLVANIA TAX-EXEMPT MUNICIPAL OBLIGATIONS
 --------   (Identified Cost $4,100,000).......................................................................      4,100,000
                                                                                                                   -----------
 $ 51,980   TOTAL INVESTMENTS (Identified Cost $49,599,777) (a) ..................................         98.5%    48,310,538
 ========
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES .......................................          1.5        748,576
                                                                                                       --------    -----------
            NET ASSETS ...........................................................................        100.0%   $49,059,114
                                                                                                       ========    ===========



--------------
AMT      Alternative Minimum Tax.
ETM      Escrowed to maturity.
*        Current coupon of variable rate demand obligation.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $931,110 and the aggregate gross unrealized depreciation is $2,220,349, resulting in net unrealized depreciation of $1,289,239.

Bond Insurance:
AMBAC    AMBAC Assurance Corporation.
FGIC     Financial Guaranty Insurance Company.
FSA      Financial Security Assurance Inc.
MBIA     Municipal Bond Investors Assurance Corporation.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
November 30, 1999



                                                                ARIZONA      CALIFORNIA       FLORIDA     MASSACHUSETTS
                                                            -------------- -------------- -------------- --------------
ASSETS :
Investments in securities, at value* ......................  $36,114,335    $94,212,723    $51,623,842    $11,794,132
Cash ......................................................       40,663         93,484      1,574,593         29,189
Receivable for :
  Investments sold ........................................           --             --             --         10,275
  Interest ................................................      747,734      1,294,841        631,872        219,162
  Shares of beneficial interest sold ......................           --         97,230         54,639            509
Prepaid expenses and other assets .........................       10,092         10,886          9,064          1,392
                                                             -----------    -----------    -----------    -----------
  TOTAL ASSETS ............................................   36,912,824     95,709,164     53,894,010     12,054,659
                                                             -----------    -----------    -----------    -----------
LIABILITIES :
Payable for:
  Investments purchased ...................................           --             --             --             --
  Shares of beneficial interest repurchased ...............           --         77,742        271,549          4,646
  Dividends to shareholders ...............................       19,711         52,395         28,609          6,258
  Investment management fee ...............................       11,375         29,414         16,578          3,749
  Plan of distribution fee ................................        3,167         12,606          7,105          1,337
Accrued expenses ..........................................       11,377         21,700         15,197         10,105
                                                             -----------    -----------    -----------    -----------
  TOTAL LIABILITIES .......................................       45,630        193,857        339,038         26,095
                                                             -----------    -----------    -----------    -----------
  NET ASSETS ..............................................  $36,867,194    $95,515,307    $53,554,972    $12,028,564
                                                             ===========    ===========    ===========    ===========
COMPOSITION OF NET ASSETS:
Paid-in-capital ...........................................  $37,416,253    $96,639,672    $53,907,814    $12,025,193
Accumulated net realized loss .............................      (69,118)      (292,805)      (165,730)      (130,711)
Net unrealized appreciation (depreciation) ................     (479,941)      (831,560)      (187,112)       134,082
                                                             -----------    -----------    -----------    -----------
  NET ASSETS ..............................................  $36,867,194    $95,515,307    $53,554,972    $12,028,564
                                                             ===========    ===========    ===========    ===========
  *IDENTIFIED COST ........................................  $36,594,276    $95,044,283    $51,810,954    $11,660,050
                                                             ===========    ===========    ===========    ===========
  SHARES OF BENEFICIAL INTEREST OUTSTANDING ...............    3,722,888      9,378,747      5,301,588      1,151,035
                                                             ===========    ===========    ===========    ===========
NET ASSET VALUE PER SHARE
 (unlimited authorized shares of $.01 par value)...........  $      9.90    $     10.18    $     10.10    $     10.45
MAXIMUM OFFERING PRICE PER SHARE
 (net asset value plus 4.17% of net asset value)** ........  $     10.31    $     10.60    $     10.52    $     10.89


--------------
**    On sales of $25,000 or more, the offering price is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

    MICHIGAN       MINNESOTA     NEW JERSEY      NEW YORK         OHIO        PENNSYLVANIA
---------------- ------------- -------------- -------------- -------------- ---------------
 $  14,906,029    $6,841,475    $37,982,832    $10,457,117    $15,596,638    $ 48,310,538
       372,146        61,193        113,449        103,661        326,665          19,130
            --            --             --             --             --          90,000
       157,170       129,177        646,433        172,693        233,457         740,485
        10,371            --         48,625             --         14,478           1,548
         3,940         1,994          8,378          3,791          5,158           8,863
 -------------    ----------    -----------    -----------    -----------    ------------
    15,449,656     7,033,839     38,799,717     10,737,262     16,176,396      49,170,564
 -------------    ----------    -----------    -----------    -----------    ------------
            --            --             --             --        493,005              --
            --            --        182,948             --             --          46,328
         8,062         3,410         21,164          5,736          8,440          27,023
         4,733         2,169         11,908          3,306          4,871          15,194
         2,028           929          5,103          1,417          2,088           6,197
         8,635         6,845         12,212          7,414          8,652          16,708
 -------------    ----------    -----------    -----------    -----------    ------------
        23,458        13,353        233,335         17,873        517,056         111,450
 -------------    ----------    -----------    -----------    -----------    ------------
 $  15,426,198    $7,020,486    $38,566,382    $10,719,389    $15,659,340    $ 49,059,114
 =============    ==========    ===========    ===========    ===========    ============
 $  15,624,705    $7,130,742    $38,833,385    $10,716,730    $15,786,140    $ 50,355,003
       (31,472)      (16,417)       (69,144)       (12,173)       (41,482)         (6,650)
      (167,035)      (93,839)      (197,859)        14,832        (85,318)     (1,289,239)
 -------------    ----------    -----------    -----------    -----------    ------------
 $  15,426,198    $7,020,486    $38,566,382    $10,719,389    $15,659,340    $ 49,059,114
 =============    ==========    ===========    ===========    ===========    ============
 $  15,073,064    $6,935,314    $38,180,691    $10,442,285    $15,681,956    $ 49,599,777
 =============    ==========    ===========    ===========    ===========    ============
     1,537,836       700,163      3,772,932      1,047,028      1,524,259       4,813,564
 =============    ==========    ===========    ===========    ===========    ============
 $       10.03    $    10.03    $     10.22    $     10.24    $     10.27    $      10.19
 $       10.45    $    10.45    $     10.65    $     10.67    $     10.70    $      10.61


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL STATEMENTS, continued




STATEMENTS OF OPERATIONS
For the year ended November 30, 1999



                                                    ARIZONA        CALIFORNIA        FLORIDA      MASSACHUSETTS
                                                --------------- ---------------- --------------- --------------
NET INVESTMENT INCOME :
INTEREST INCOME ...............................  $  2,164,365     $  5,524,666    $  3,087,284    $    777,513
                                                 ------------     ------------    ------------    ------------
EXPENSES
Investment management fee .....................       140,768          356,813         203,267          49,848
Plan of distribution fee ......................        56,078          150,122          82,273          20,384
Transfer agent fees and expenses ..............        11,777           34,144          19,332           5,708
Professional fees .............................        29,446           33,625          30,716          27,245
Shareholder reports and notices ...............        10,348           22,875          15,678           4,321
Trustees' fees and expenses ...................         1,895            5,050           2,661             533
Custodian fees ................................         2,460            5,076           3,295           1,222
Registration fees .............................         7,774            3,830           5,244           7,300
Other .........................................         6,190            9,047           7,204           4,991
                                                 ------------     ------------    ------------    ------------
  TOTAL EXPENSES ..............................       266,736          620,582         369,670         121,552
Less: expense offset ..........................        (2,456)          (5,067)         (3,289)         (1,222)
                                                 ------------     ------------    ------------    ------------
  NET EXPENSES ................................       264,280          615,515         366,381         120,330
                                                 ------------     ------------    ------------    ------------
  NET INVESTMENT INCOME .......................     1,900,085        4,909,151       2,720,903         657,183
                                                 ------------     ------------    ------------    ------------
NET REALIZED AND UNREALIZED LOSS :
Net realized loss .............................       (69,115)        (292,800)       (165,729)       (130,711)
Net change in unrealized appreciation .........    (2,859,823)      (7,760,961)     (4,099,311)       (872,696)
                                                 ------------     ------------    ------------    ------------
  NET LOSS ....................................    (2,928,938)      (8,053,761)     (4,265,040)     (1,003,407)
                                                 ------------     ------------    ------------    ------------
NET DECREASE ..................................  $ (1,028,853)    $ (3,144,610)   $ (1,544,137)   $   (346,224)
                                                 ============     ============    ============    ============


                       SEE NOTES TO FINANCIAL STATEMENTS

    MICHIGAN      MINNESOTA     NEW JERSEY      NEW YORK          OHIO        PENNSYLVANIA
--------------- ------------- -------------- -------------- --------------- ---------------
 $    898,388    $  426,128    $  2,205,912    $  623,723    $    963,133    $  2,870,676
 ------------    ----------    ------------    ----------    ------------    ------------
       58,834        27,901         142,574        40,185          61,383         183,815
       24,004        11,455          57,692        16,977          24,023          78,314
        9,277         3,713          19,960         4,862           9,163          16,616
       32,176        35,872          27,213        26,947          30,129          28,013
        7,359         2,980          16,397         3,824           6,915          13,266
          801           250           1,949           548             839           2,811
        1,457           830           2,308         1,052           1,539           2,761
        2,720         2,960           7,041         7,310           2,656           3,343
        5,195         4,459           6,326         4,490           5,188           7,381
 ------------    ----------    ------------    ----------    ------------    ------------
      141,823        90,420         281,460       106,195         141,835         336,320
       (1,457)         (830)         (2,305)       (1,052)         (1,539)         (2,756)
 ------------    ----------    ------------    ----------    ------------    ------------
      140,366        89,590         279,155       105,143         140,296         333,564
 ------------    ----------    ------------    ----------    ------------    ------------
      758,022       336,538       1,926,757       518,580         822,837       2,537,112
 ------------    ----------    ------------    ----------    ------------    ------------
      (31,471)      (16,416)        (69,142)      (12,174)        (39,851)         (6,646)
   (1,120,780)     (516,662)     (2,840,301)     (836,551)     (1,175,397)     (4,132,749)
 ------------    ----------    ------------    ----------    ------------    ------------
   (1,152,251)     (533,078)     (2,909,443)     (848,725)     (1,215,248)     (4,139,395)
 ------------    ----------    ------------    ----------    ------------    ------------
 $   (394,229)   $ (196,540)   $   (982,686)   $ (330,145)   $   (392,411)   $ (1,602,283)
 ============    ==========    ============    ==========    ============    ============




                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS


                                                                   ARIZONA                               CALIFORNIA
                                                   --------------------------------------- --------------------------------------
                                                       FOR THE YEAR        FOR THE YEAR        FOR THE YEAR       FOR THE YEAR
                                                          ENDED               ENDED               ENDED               ENDED
                                                    NOVEMBER 30, 1999   NOVEMBER 30, 1998   NOVEMBER 30, 1999   NOVEMBER 30, 1998
                                                   ------------------- ------------------- ------------------- ------------------
INCREASE (DECREASE) IN NET ASSETS :
OPERATIONS:
Net investment income ............................    $  1,900,085        $  1,958,982        $   4,909,151      $   5,098,849
Net realized gain (loss) .........................         (69,115)            725,798             (292,800)         2,241,204
Net change in unrealized appreciation ............      (2,859,823)            (57,712)          (7,760,961)           248,404
                                                      ------------        ------------        -------------      -------------
  NET INCREASE (DECREASE) ........................      (1,028,853)          2,627,068           (3,144,610)         7,588,457
                                                      ------------        ------------        -------------      -------------
DIVIDENDS AND DISTRIBUTIONS FROM :
Net investment income ............................      (1,900,085)         (1,970,313)          (4,909,151)        (5,127,716)
Net realized gain ................................        (609,152)                 --           (1,789,764)                --
                                                      ------------        ------------        -------------      -------------
  TOTAL DIVIDENDS AND DISTRIBUTIONS ..............      (2,509,237)         (1,970,313)          (6,698,915)        (5,127,716)
                                                      ------------        ------------        -------------      -------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
Net proceeds from sales ..........................       3,943,050           3,583,708            9,677,182          7,971,183
Reinvestment of dividends and distributions ......       1,325,710             956,419            3,315,487          2,300,541
Cost of shares repurchased .......................      (6,518,686)         (5,432,230)         (12,809,278)       (11,766,093)
                                                      ------------        ------------        -------------      -------------
  NET INCREASE (DECREASE) ........................      (1,249,926)           (892,103)             183,391         (1,494,369)
                                                      ------------        ------------        -------------      -------------
  TOTAL INCREASE (DECREASE) ......................      (4,788,016)           (235,348)          (9,660,134)           966,372
NET ASSETS:
Beginning of period ..............................      41,655,210          41,890,558          105,175,441        104,209,069
                                                      ------------        ------------        -------------      -------------
  END OF PERIOD ..................................    $ 36,867,194        $ 41,655,210        $  95,515,307      $ 105,175,441
                                                      ============        ============        =============      =============
SHARES ISSUED AND REPURCHASED :
Sold .............................................         375,871             333,041              896,986            718,169
Reinvestment of dividends and distributions ......         127,464              89,180              308,057            207,368
Repurchased ......................................        (632,656)           (506,438)          (1,202,334)        (1,061,263)
                                                      ------------        ------------        -------------      -------------
  NET INCREASE (DECREASE) ........................        (129,321)            (84,217)               2,709           (135,726)
                                                      ============        ============        =============      =============


                       SEE NOTES TO FINANCIAL STATEMENTS

                FLORIDA                              MASSACHUSETTS                             MICHIGAN
--------------------------------------- --------------------------------------- --------------------------------------
    FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR       FOR THE YEAR
       ENDED               ENDED               ENDED               ENDED               ENDED               ENDED
 NOVEMBER 30, 1999   NOVEMBER 30, 1998   NOVEMBER 30, 1999   NOVEMBER 30, 1998   NOVEMBER 30, 1999   NOVEMBER 30, 1998
------------------- ------------------- ------------------- ------------------- ------------------- ------------------
   $   2,720,903       $   2,983,488       $    657,183        $    670,436        $    758,022        $    876,689
        (165,729)          2,077,788           (130,711)            171,067             (31,471)            708,264
      (4,099,311)           (437,571)          (872,696)            170,653          (1,120,780)           (248,253)
   -------------       -------------       ------------        ------------        ------------        ------------
      (1,544,137)          4,623,705           (346,224)          1,012,156            (394,229)          1,336,700
   -------------       -------------       ------------        ------------        ------------        ------------
      (2,720,903)         (3,001,258)          (657,183)           (674,613)           (758,022)           (881,921)
      (1,997,025)                 --           (171,067)            (26,809)           (694,270)                 --
   -------------       -------------       ------------        ------------        ------------        ------------
      (4,717,928)         (3,001,258)          (828,250)           (701,422)         (1,452,292)           (881,921)
   -------------       -------------       ------------        ------------        ------------        ------------
       6,706,394           6,336,196          1,160,063           2,177,938           1,578,867           1,976,447
       1,979,787           1,065,444            502,570             398,624             939,478             488,182
     (10,131,177)        (12,850,195)        (3,695,685)         (2,212,481)         (3,004,836)         (4,672,568)
   -------------       -------------       ------------        ------------        ------------        ------------
      (1,444,996)         (5,448,555)        (2,033,052)            364,081            (486,491)         (2,207,939)
   -------------       -------------       ------------        ------------        ------------        ------------
      (7,707,061)         (3,826,108)        (3,207,526)            674,815          (2,333,012)         (1,753,160)
      61,262,033          65,088,141         15,236,090          14,561,275          17,759,210          19,512,370
   -------------       -------------       ------------        ------------        ------------        ------------
   $  53,554,972       $  61,262,033       $ 12,028,564        $ 15,236,090        $ 15,426,198        $ 17,759,210
   =============       =============       ============        ============        ============        ============
         623,037             569,452            107,144             193,348             148,075             178,504
         185,150              95,684             45,969              35,479              88,569              44,120
        (953,641)         (1,152,957)          (346,276)           (196,446)           (286,022)           (419,448)
   -------------       -------------       ------------        ------------        ------------        ------------
        (145,454)           (487,821)          (193,163)             32,381             (49,378)           (196,824)
   =============       =============       ============        ============        ============        ============






                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL STATEMENTS, continued


STATEMENT OF CHANGES IN NET ASSETS, continued




                                                                  MINNESOTA                              NEW JERSEY
                                                   --------------------------------------- --------------------------------------
                                                       FOR THE YEAR        FOR THE YEAR        FOR THE YEAR       FOR THE YEAR
                                                          ENDED               ENDED               ENDED               ENDED
                                                    NOVEMBER 30, 1999   NOVEMBER 30, 1998   NOVEMBER 30, 1999   NOVEMBER 30, 1998
                                                   ------------------- ------------------- ------------------- ------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ............................    $    336,538        $    385,482        $  1,926,757        $  1,969,062
Net realized gain (loss) .........................         (16,416)            152,552             (69,142)            614,679
Net change in unrealized appreciation ............        (516,662)            (55,068)         (2,840,301)            394,703
                                                      ------------        ------------        ------------        ------------
  NET INCREASE (DECREASE) ........................        (196,540)            482,966            (982,686)          2,978,444
                                                      ------------        ------------        ------------        ------------
DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ............................        (336,538)           (388,129)         (1,926,757)         (1,980,284)
Net realized gain ................................         (71,136)                 --            (609,503)                 --
                                                      ------------        ------------        ------------        ------------
  TOTAL DIVIDENDS AND DISTRIBUTIONS ..............        (407,674)           (388,129)         (2,536,260)         (1,980,284)
                                                      ------------        ------------        ------------        ------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
Net proceeds from sales ..........................         613,733             450,188           3,899,668           4,281,513
Reinvestment of dividends and distributions ......         197,150             205,051           1,486,480           1,110,422
Cost of shares repurchased .......................      (1,602,851)         (1,075,759)         (5,103,832)         (6,107,000)
                                                      ------------        ------------        ------------        ------------
  NET INCREASE (DECREASE) ........................        (791,968)           (420,520)            282,316            (715,065)
                                                      ------------        ------------        ------------        ------------
  TOTAL INCREASE (DECREASE) ......................      (1,396,182)           (325,683)         (3,236,630)            283,095
NET ASSETS:
Beginning of period ..............................       8,416,668           8,742,351          41,803,012          41,519,917
                                                      ------------        ------------        ------------        ------------
  END OF PERIOD ..................................    $  7,020,486        $  8,416,668        $ 38,566,382        $ 41,803,012
                                                      ============        ============        ============        ============
SHARES ISSUED AND REPURCHASED:
Sold .............................................          57,698              41,683             362,856             387,819
Reinvestment of dividends and distributions ......          18,774              19,052             138,573             100,683
Repurchased ......................................        (154,345)            (99,811)           (478,651)           (554,108)
                                                      ------------        ------------        ------------        ------------
  NET INCREASE (DECREASE) ........................         (77,873)            (39,076)             22,778             (65,606)
                                                      ============        ============        ============        ============




                       SEE NOTES TO FINANCIAL STATEMENTS

               NEW YORK                                  OHIO                                PENNSYLVANIA
--------------------------------------- --------------------------------------- --------------------------------------
    FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR       FOR THE YEAR
       ENDED               ENDED               ENDED               ENDED               ENDED               ENDED
 NOVEMBER 30, 1999   NOVEMBER 30, 1998   NOVEMBER 30, 1999   NOVEMBER 30, 1998   NOVEMBER 30, 1999   NOVEMBER 30, 1998
------------------- ------------------- ------------------- ------------------- ------------------- ------------------
   $    518,580        $    566,953        $    822,837        $    863,067        $  2,537,112        $  2,506,283
        (12,174)            408,044             (39,851)            388,407              (6,646)            578,722
       (836,551)            (77,877)         (1,175,397)            (29,432)         (4,132,749)            203,628
   ------------        ------------        ------------        ------------        ------------        ------------
       (330,145)            897,120            (392,411)          1,222,042          (1,602,283)          3,288,633
   ------------        ------------        ------------        ------------        ------------        ------------
       (518,580)           (570,172)           (822,837)           (870,982)         (2,537,112)         (2,518,046)
       (394,741)                 --            (219,842)                 --            (578,726)             (8,207)
   ------------        ------------        ------------        ------------        ------------        ------------
       (913,321)           (570,172)         (1,042,679)           (870,982)         (3,115,838)         (2,526,253)
   ------------        ------------        ------------        ------------        ------------        ------------
        637,143             656,120           2,664,054           2,170,150           3,894,419          12,831,070
        549,160             301,450             628,836             479,951           2,031,604           1,539,410
     (1,236,776)         (1,857,636)         (4,778,766)         (2,897,075)         (5,957,035)         (5,380,740)
   ------------        ------------        ------------        ------------        ------------        ------------
        (50,473)           (900,066)         (1,485,876)           (246,974)            (31,012)          8,989,740
   ------------        ------------        ------------        ------------        ------------        ------------
     (1,293,939)           (573,118)         (2,920,966)            104,086          (4,749,133)          9,752,120
     12,013,328          12,586,446          18,580,306          18,476,220          53,808,247          44,056,127
   ------------        ------------        ------------        ------------        ------------        ------------
   $ 10,719,389        $ 12,013,328        $ 15,659,340        $ 18,580,306        $ 49,059,114        $ 53,808,247
   ============        ============        ============        ============        ============        ============
         58,477              58,252             247,224             195,888             359,418           1,154,976
         50,586              26,721              58,442              43,444             189,500             139,044
       (115,169)           (164,456)           (447,444)           (262,446)           (560,476)           (485,530)
   ------------        ------------        ------------        ------------        ------------        ------------
         (6,106)            (79,483)           (141,778)            (23,114)            (11,558)            808,490
   ============        ============        ============        ============        ============        ============


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 1999



1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Multi-State Municipal Series Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The investment objective of each Series is to provide a high level of current income exempt from both Federal and the designated state income taxes consistent with preservation of capital.

The Fund, organized on October 29, 1990, as a Massachusetts business trust, is comprised of ten separate Series (the "Series"): the Arizona Series, the California Series, the Florida Series, the Massachusetts Series, the Michigan Series, the Minnesota Series, the New Jersey Series, the New York Series, the Ohio Series and the Pennsylvania Series. Each of the Series commenced operations on January 15, 1991, with the exception of the Arizona Series which commenced operations on April 30, 1991.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:


A. VALUATION OF INVESTMENTS -- Portfolio securities are valued by an outside independent pricing service approved by the Fund's Trustees. The pricing service has informed the Fund that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.


B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 1999, continued

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply individually for each Series with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

E. EXPENSES -- Direct expenses are charged to the respective Series and general corporate expenses are allocated on the basis of relative net assets or equally among the Series.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, each Series of the Fund pays Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") a management fee, accrued daily and payable monthly, by applying the annual rate of 0.35% to the daily net assets of each Series determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes office space and facilities, equipment, clerical, bookkeeping and certain legal services, and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 1999, continued

3. PLAN OF DISTRIBUTION

Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the distribution of shares of the Fund.

Under the Plan, the expenses of certain activities and services provided by Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of the Fund's shares or who service shareholder accounts, including overhead and telephone expenses incurred in connection with the distribution of the Fund's shares, are reimbursed.

Reimbursements for these expenses will be made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the year ended November 30, 1999, the distribution fees were accrued at the following annual rates:



                       ARIZONA   CALIFORNIA   FLORIDA   MASSACHUSETTS   MICHIGAN
                      --------- ------------ --------- --------------- ---------
Annual Rate ......... 0.14%     0.15%        0.14%     0.14%           0.14%
                      ====      ====         ====      ====            ====


 MINNESOTA   NEW JERSEY   NEW YORK     OHIO     PENNSYLVANIA
----------- ------------ ---------- ---------- -------------
0.14%       0.14%        0.15%      0.14%      0.15%
====        ====         ====       ====       ====

For the year ended November 30, 1999, the Distributor has informed the Fund that commissions from the sale of the Fund's shares of beneficial interest were as follows:



                       ARIZONA   CALIFORNIA    FLORIDA    MASSACHUSETTS   MICHIGAN
                      --------- ------------ ----------- --------------- ---------
 Commissions .........$94,093   $226,522     $170,528    $31,101         $52,759
                      =======   ========     ========    =======         =======


      MINNESOTA   NEW JERSEY   NEW YORK     OHIO     PENNSYLVANIA
     ----------- ------------ ---------- ---------- -------------
     $21,658     $98,116      $20,379    $53,226    $72,372
     =======     =======      =======    =======    =======

Such commissions are not an expense of the Fund; they are deducted from the proceeds of the sale of the shares of beneficial interest.

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 1999, continued

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from the sales of portfolio securities, excluding short-term investments, for the year ended November 30, 1999 were as follows:



                       ARIZONA      CALIFORNIA      FLORIDA     MASSACHUSETTS     MICHIGAN
                    ------------- -------------- ------------- --------------- -------------
 Purchases ......... $4,796,836    $26,282,780    $ 7,257,980  $         --     $1,548,121
                     ==========    ===========    ===========  ============     ==========

 Sales ............. $7,297,185    $30,187,123    $12,730,596     $2,245,135    $3,118,997
                     ==========    ===========    ===========  =============    ==========


                      MINNESOTA    NEW JERSEY     NEW YORK        OHIO      PENNSYLVANIA
                    ------------- ------------ ------------- ------------- -------------
Purchases .........  $1,079,153    $3,865,670   $  400,000    $2,574,361    $2,982,709
                     ==========    ==========   ==========    ==========    ==========
Sales .............  $1,716,705    $5,017,151   $1,173,408    $4,250,957    $4,861,725
                     ==========    ==========   ==========    ==========    ==========

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended November 30, 1999 included in Trustees' fees and expenses in the Statement of Operations and the accrued pension liability included in accrued expenses in the Statement of Assets and Liabilities for each of the respective Series were as follows:



                                   ARIZONA   CALIFORNIA   FLORIDA   MASSACHUSETTS   MICHIGAN
                                  --------- ------------ --------- --------------- ---------
Aggregate Pension Costs .........    $582      $1,437       $835         $198         $235
                                     ====      ======       ====         ====         ====




 MINNESOTA   NEW JERSEY   NEW YORK   OHIO   PENNSYLVANIA
----------- ------------ ---------- ------ -------------
    $107        $576        $157     $256       $710
    ====        ====        ====     ====       ====


                                     ARIZONA   CALIFORNIA   FLORIDA   MASSACHUSETTS   MICHIGAN
                                    --------- ------------ --------- --------------- ---------
Accrued Pension Liability .........  $4,366      $10,788    $6,594        $1,518      $1,934
                                     ======      =======    ======        ======      ======




      MINNESOTA   NEW JERSEY   NEW YORK     OHIO    PENNSYLVANIA
     ----------- ------------ ---------- --------- -------------
        $  973      $4,253      $1,305    $2,080       $4,848
        ======      ======      ======    ======       ======

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 1999, continued



Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At November 30, 1999, each of the Series had transfer agent fees and expenses payable as follows:




                                                 ARIZONA   CALIFORNIA   FLORIDA   MASSACHUSETTS   MICHIGAN
                                                --------- ------------ --------- --------------- ---------
 Transfer Agent Fees and Expenses Payable ......  $ --        $646        $253         $242         $150
                                                  =======     ====        ====         ====         ====




      MINNESOTA   NEW JERSEY   NEW YORK   OHIO   PENNSYLVANIA
     ----------- ------------ ---------- ------ -------------
         $24         $194        $ 85     $ 82       $468
         ===         ====        ====     ====       ====



5. FEDERAL INCOME TAX STATUS

At November 30, 1999, the following Series had approximate net capital loss carryovers which will be available through November 30, 2007 to offset future capital gains to the extent provided by regulations:




Arizona ...............  $ 69,000
California ............   243,000
Florida ...............   166,000
Massachusetts .........   131,000
Michigan ..............    31,000
Minnesota .............    16,000
New Jersey ............    69,000
New York ..............    12,000
Ohio ..................    14,000
Pennsylvania ..........     7,000



Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. The California and Ohio Series incurred and will elect to defer net capital losses during fiscal 1999 of approximately $50,000 and $28,000, respectively.


6. SUBSEQUENT EVENT -- SERIES MERGERS

On January 26, 2000, the Trustees of the Fund and of Morgan Stanley Dean Witter Tax-Exempt Securities Trust ("Tax-Exempt") approved four reorganization plans (the "Plans") whereby the Massachusetts Series, the Michigan Series, the Minnesota Series and the Ohio Series would each be merged into Tax-Exempt. Each respective Plan is subject to the consent of the Massachusetts Series', the Michigan Series', the Minnesota Series' and the Ohio Series' shareholders, respectively. If the Plans are approved by shareholders (each Plan is independent of the other and therefore, the effectiveness of each Plan is not dependent upon the approval of the other Plans) the assets of the Massachusetts Series, the Michigan

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 1999, continued


Series, the Minnesota Series and the Ohio Series would be combined with the assets of Tax-Exempt and shareholders of the Massachusetts Series, the Michigan Series, the Minnesota Series and the Ohio Series would become Class D shareholders of Tax-Exempt, receiving Class D shares of Tax-Exempt equal to the value of their holdings in the respective Series.

On January 26, 2000, the Trustees of the Fund and of Morgan Stanley Dean Witter California Tax-Free Income Fund ("California Tax-Free") approved a reorganization plan (the "Plan") whereby the California Series would be merged into California Tax-Free. The Plan is subject to the consent of the California Series' shareholders. If the Plan is approved by shareholders, the assets of the California Series would be combined with the assets of California Tax-Free and shareholders of the California Series would become Class D shareholders of California Tax-Free, receiving Class D shares of California Tax-Free equal to the value of their holdings in the California Series.

On January 26, 2000, the Trustees of the Fund and of Morgan Stanley Dean Witter New York Tax-Free Income Fund ("New York Tax-Free") approved a reorganization plan (the "Plan") whereby the New York Series would be merged into New York Tax-Free. The Plan is subject to the consent of the New York Series' shareholders. If the Plan is approved by shareholders, the assets of the New York Series would be combined with the assets of New York Tax-Free and shareholders of the New York Series would become Class D shareholders of New York Tax-Free, receiving Class D shares of New York Tax-Free equal to the value of their holdings in the New York Series.

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:





               NET ASSET                                                                                 TOTAL
     YEAR        VALUE         NET       NET REALIZED    TOTAL FROM                  DISTRIBUTIONS     DIVIDENDS
    ENDED      BEGINNING   INVESTMENT   AND UNREALIZED   INVESTMENT   DIVIDENDS TO         TO             AND
 NOVEMBER 30   OF PERIOD     INCOME       GAIN (LOSS)    OPERATIONS   SHAREHOLDERS    SHAREHOLDERS   DISTRIBUTIONS
------------- ----------- ------------ ---------------- ------------ -------------- --------------- --------------
ARIZONA SERIES
1995            $  9.42     $  0.54        $  1.23        $  1.77       $ (0.54)        $    --        $ (0.54)
1996              10.65        0.54          (0.06)          0.48         (0.54)             --          (0.54)
1997              10.59        0.53           0.05           0.58         (0.53)             --          (0.53)
1998              10.64        0.51           0.17           0.68         (0.51)             --          (0.51)
1999              10.81        0.49          (0.75)         (0.26)        (0.49)          (0.16)         (0.65)
CALIFORNIA SERIES
1995               9.38        0.56           1.29           1.85         (0.56)             --          (0.56)
1996              10.67        0.56           0.14           0.70         (0.56)             --          (0.56)
1997              10.81        0.55           0.15           0.70         (0.55)             --          (0.55)
1998              10.96        0.54           0.26           0.80         (0.54)             --          (0.54)
1999              11.22        0.52          (0.85)         (0.33)        (0.52)          (0.19)         (0.71)
FLORIDA SERIES
1995               9.60        0.56           1.28           1.84         (0.56)             --          (0.56)
1996              10.88        0.55          (0.02)          0.53         (0.55)             --          (0.55)
1997              10.86        0.54           0.11           0.65         (0.54)             --          (0.54)
1998              10.97        0.52           0.28           0.80         (0.52)             --          (0.52)
1999              11.25        0.50          (0.78)         (0.28)        (0.50)          (0.37)         (0.87)
MASSACHUSETTS SERIES
1995               9.60        0.57           1.37           1.94         (0.57)             --          (0.57)
1996              10.97        0.57          (0.03)          0.54         (0.57)          (0.02)         (0.59)
1997              10.92        0.53           0.18           0.71         (0.53)             --          (0.53)
1998              11.10        0.51           0.25           0.76         (0.51)          (0.02)         (0.53)
1999              11.33        0.50          (0.75)         (0.25)        (0.50)          (0.13)         (0.63)
MICHIGAN SERIES
1995               9.46        0.57           1.35           1.92         (0.57)             --          (0.57)
1996              10.81        0.56          (0.03)          0.53         (0.56)             --          (0.56)
1997              10.78        0.53           0.16           0.69         (0.53)             --          (0.53)
1998              10.94        0.51           0.25           0.76         (0.51)             --          (0.51)
1999              11.19        0.48          (0.73)         (0.25)        (0.48)          (0.43)         (0.91)

--------------
+ Does not reflect the deduction of sales load. Calculated based on the net asset value as of the last business day of the period.
(1)    Does not reflect the effect of expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                         RATIOS TO AVERAGE NET
                                                ASSETS
                                         (AFTER EXPENSES WERE      RATIOS TO AVERAGE NET ASSETS
                                               ASSUMED)           (BEFORE EXPENSES WERE ASSUMED)
  NET ASSET                NET ASSETS --------------------------- ------------------------------
    VALUE                    END OF                       NET                            NET      PORTFOLIO
    END OF       TOTAL       PERIOD                    INVESTMENT                    INVESTMENT   TURNOVER
    PERIOD      RETURN+     (000'S)       EXPENSES       INCOME        EXPENSES        INCOME       RATE
------------- ----------- ----------- --------------- ----------- ----------------- ------------ ----------
 $   10.65      19.21 %     $ 50,290      0.65%(1)        5.33 %      0.65  %(1)        5.33 %        6 %
     10.59       4.63         46,248      0.65 (1)        5.12        0.65   (1)        5.12          9
     10.64       5.64         41,891      0.66 (1)        5.04        0.66   (1)        5.04          2
     10.81       6.56         41,655      0.65 (1)        4.77        0.65   (1)        4.77         30
      9.90      (2.53)        36,867      0.66 (1)        4.72        0.66   (1)        4.72         13
     10.67      20.15        117,769      0.60 (1)        5.50        0.60   (1)        5.50          5
     10.81       6.76        113,859      0.59            5.28        0.59              5.28         19
     10.96       6.55        104,209      0.59            5.08        0.59              5.08         17
     11.22       7.58        105,175      0.59 (1)        4.87        0.59   (1)        4.87         24
     10.18      (3.10)        95,515      0.61 (1)        4.82        0.61   (1)        4.82         27
     10.88      19.54         74,058      0.63 (1)        5.34        0.63   (1)        5.34          8
     10.86       5.03         70,542      0.62 (1)        5.13        0.62   (1)        5.13         25
     10.97       6.10         65,088      0.62            5.02        0.62              5.02          7
     11.25       7.58         61,262      0.62 (1)        4.69        0.62   (1)        4.69         26
     10.10      (2.70)        53,555      0.64 (1)        4.69        0.64   (1)        4.69         13
     10.97      20.58         16,954      0.50 (1)        5.39        0.79   (1)        5.11          7
     10.92       5.07         16,021      0.50 (1)        5.23        0.82   (1)        4.91         11
     11.10       6.68         14,561      0.79 (1)        4.85        0.81   (1)        4.83         10
     11.33       7.03         15,236      0.83 (1)        4.55        0.83   (1)        4.55         31
     10.45      (2.29)        12,029      0.85 (1)        4.61        0.85   (1)        4.61         --
     10.81      20.69         21,673      0.50 (1)        5.49        0.77   (1)        5.22         22
     10.78       5.09         20,863      0.50 (1)        5.27        0.76   (1)        5.01          5
     10.94       6.52         19,512      0.72 (1)        4.95        0.74   (1)        4.93          3
     11.19       7.23         17,759      0.78 (1)        4.63        0.78   (1)        4.63         40
     10.03      (2.40)        15,426      0.84 (1)        4.51        0.84   (1)        4.51         10

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL HIGHLIGHTS, continued


               NET ASSET                                                                                 TOTAL
     YEAR        VALUE         NET       NET REALIZED    TOTAL FROM                  DISTRIBUTIONS     DIVIDENDS
    ENDED      BEGINNING   INVESTMENT   AND UNREALIZED   INVESTMENT   DIVIDENDS TO         TO             AND
 NOVEMBER 30   OF PERIOD     INCOME       GAIN (LOSS)    OPERATIONS   SHAREHOLDERS    SHAREHOLDERS   DISTRIBUTIONS
------------- ----------- ------------ ---------------- ------------ -------------- --------------- --------------
MINNESOTA SERIES
1995             $ 9.28       $0.54         $ 1.33         $ 1.87        $(0.54)        $    --         $(0.54)
1996              10.61        0.54          (0.01)          0.53         (0.54)             --          (0.54)
1997              10.60        0.49           0.10           0.59         (0.49)             --          (0.49)
1998              10.70        0.48           0.13           0.61         (0.49)             --          (0.49)
1999              10.82        0.44          (0.70)         (0.26)        (0.44)          (0.09)         (0.53)
NEW JERSEY SERIES
1995               9.47        0.56           1.26           1.82         (0.56)             --          (0.56)
1996              10.73        0.55          (0.03)          0.52         (0.55)             --          (0.55)
1997              10.70        0.53           0.18           0.71         (0.53)             --          (0.53)
1998              10.88        0.53           0.27           0.80         (0.53)             --          (0.53)
1999              11.15        0.51          (0.77)         (0.26)        (0.51)          (0.16)         (0.67)
NEW YORK SERIES
1995               9.46        0.56           1.42           1.98         (0.56)             --          (0.56)
1996              10.88        0.56           0.02           0.58         (0.56)             --          (0.56)
1997              10.90        0.53           0.21           0.74         (0.53)             --          (0.53)
1998              11.11        0.52           0.30           0.82         (0.52)             --          (0.52)
1999              11.41        0.49          (0.80)         (0.31)        (0.49)          (0.37)         (0.86)
OHIO SERIES
1995               9.42        0.56           1.38           1.94         (0.56)             --          (0.56)
1996              10.80        0.55          (0.03)          0.52         (0.55)             --          (0.55)
1997              10.77        0.53           0.17           0.70         (0.53)             --          (0.53)
1998              10.94        0.52           0.21           0.73         (0.52)             --          (0.52)
1999              11.15        0.50          (0.75)         (0.25)        (0.50)          (0.13)         (0.63)
PENNSYLVANIA SERIES
1995               9.56        0.55           1.29           1.84         (0.55)             --          (0.55)
1996              10.85        0.55             --           0.55         (0.55)             --          (0.55)
1997              10.85        0.54           0.14           0.68         (0.54)          (0.02)         (0.56)
1998              10.97        0.53           0.18           0.71         (0.53)             --          (0.53)
1999              11.15        0.52          (0.84)         (0.32)        (0.52)          (0.12)         (0.64)

--------------
+ Does not reflect the deduction of sales load. Calculated based on the net asset value as of the last business day of the period.
(1)    Does not reflect the effect of expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS


                                        RATIOS TO AVERAGE NET
                                               ASSETS            RATIOS TO AVERAGE NET ASSETS
                                        (AFTER EXPENSES WERE        (BEFORE EXPENSES WERE
                                              ASSUMED)                     ASSUMED)
  NET ASSET               NET ASSETS --------------------------- ----------------------------
    VALUE                   END OF                       NET                          NET      PORTFOLIO
    END OF       TOTAL      PERIOD                    INVESTMENT                  INVESTMENT   TURNOVER
    PERIOD     RETURN +    (000'S)       EXPENSES       INCOME       EXPENSES       INCOME       RATE
------------- ---------- ----------- --------------- ----------- --------------- ------------ ----------
      $10.61     20.60%    $11,230         0.50%(1)      5.35%         0.98%(1)       4.88%        3%
       10.60      5.21       9,923         0.50 (1)      5.21          0.96 (1)       4.75         5
       10.70      5.76       8,742         0.94 (1)      4.68          0.97 (1)       4.65        --
       10.82      5.77       8,417         0.99 (1)      4.49          0.99 (1)       4.49        20
       10.03     (2.46)      7,020         1.13 (1)      4.22          1.13 (1)       4.22        15
       10.73     19.60      47,889         0.67 (1)      5.42          0.67 (1)       5.42        14
       10.70      4.93      44,829         0.66 (1)      5.23          0.66 (1)       5.23         5
       10.88      6.99      41,520         0.66          5.02          0.66           5.02        14
       11.15      7.49      41,803         0.67 (1)      4.77          0.67 (1)       4.77        21
       10.22     (2.44)     38,566         0.69          4.73          0.69           4.73        10
       10.88     21.40      14,388         0.50 (1)      5.43          0.85 (1)       5.09        24
       10.90      5.46      14,020         0.50 (1)      5.25          0.84 (1)       4.91        22
       11.11      7.06      12,586         0.82 (1)      4.84          0.84 (1)       4.82         4
       11.41      7.50      12,013         0.84 (1)      4.57          0.84 (1)       4.57        33
       10.24     (2.90)     10,719         0.93 (1)      4.52          0.93 (1)       4.52         4
       10.80     21.02      23,104         0.50 (1)      5.42          0.77 (1)       5.16        19
       10.77      5.04      21,207         0.50 (1)      5.23          0.75 (1)       4.98        32
       10.94      6.67      18,476         0.73 (1)      4.90          0.74 (1)       4.89         5
       11.15      6.84      18,580         0.75 (1)      4.70          0.75 (1)       4.70        37
       10.27     (2.29)     15,659         0.81 (1)      4.69          0.81 (1)       4.69        16
       10.85     19.65      53,935         0.66 (1)      5.29          0.66 (1)       5.29         8
       10.85      5.27      47,055         0.65 (1)      5.17          0.65 (1)       5.17        --
       10.97      6.53      44,056         0.66          5.01          0.66           5.01         8
       11.15      6.60      53,808         0.64 (1)      4.75          0.64 (1)       4.75        26
       10.19     (3.02)     49,059         0.64 (1)      4.83          0.64 (1)       4.83         6

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
REPORT OF INDEPENDENT ACCOUNTANTS



TO THE SHAREHOLDERS AND TRUSTEES

OF MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Arizona Series, the California Series, the Florida Series, the Massachusetts Series, the Michigan Series, the Minnesota Series, the New Jersey Series, the New York Series, the Ohio Series, and the Pennsylvania Series (constituting the Morgan Stanley Dean Witter Multi-State Municipal Series Trust, hereafter referred to as the "Fund") at November 30, 1999, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

As described in Note 6 to the financial statements, the Fund's Trustees have approved reorganization plans whereby the Massachusetts Series, the Michigan Series, the Minnesota Series and the Ohio Series would each be merged into Morgan Stanley Dean Witter Tax-Exempt Securities Trust, the California Series would be merged into Morgan Stanley Dean Witter California Tax-Free Income Fund and the New York Series would be merged into Morgan Stanley Dean Witter New York Tax-Free Income Fund. Each respective Plan is subject to the consent of the respective Series' shareholders.



PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
January 26, 2000

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FEDERAL INCOME TAX NOTICE (unaudited)


During the year ended November 30, 1999, each Series paid to its shareholders the following per share amounts from tax-exempt income:





  ARIZONA    CALIFORNIA   FLORIDA   MASSACHUSETTS   MICHIGAN   MINNESOTA   NEW JERSEY   NEW YORK     OHIO     PENNSYLVANIA
----------- ------------ --------- --------------- ---------- ----------- ------------ ---------- ---------- -------------
   $0.49       $0.52       $0.50       $0.50          $0.48      $0.44        $0.51       $0.49      $0.50      $0.52



During the year ended November 30, 1999, each Series paid to its shareholders the following per share amounts from long-term capital gains:





  ARIZONA    CALIFORNIA   FLORIDA   MASSACHUSETTS   MICHIGAN   MINNESOTA   NEW JERSEY   NEW YORK     OHIO     PENNSYLVANIA
----------- ------------ --------- --------------- ---------- ----------- ------------ ---------- ---------- -------------
   $0.16       $0.19       $0.37       $0.11          $0.43      $0.09       $0.16        $0.36      $0.13      $0.12

APPENDIX
--------------------------------------------------------------------------------

RATINGS OF INVESTMENTS


MOODY'S INVESTORS SERVICE INC. ("MOODY'S")

                            MUNICIPAL BOND RATINGS

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated Baa are considered as medium grade obligation; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    Bonds rated Aaa, Aa, A and Baa are considered investment grade bonds.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca present obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    Conditional Rating: Bonds for which the security depends upon the completion of some act of the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

     Rating Refinements: Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its municipal bond rating system. The modifier 1 indicates a mid- range ranking; and a modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                            MUNICIPAL NOTE RATINGS

     Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). MIG 1 denotes best quality and means there is present strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. MIG 2 denotes high quality and means that margins of protection are ample although not as large as in MIG 1. MIG 3 denotes favorable quality and means that all security elements are accounted for but that the undeniable strength of the previous grades, MIG 1 and MIG 2, is lacking. MIG 4 denotes adequate quality and means that the protection commonly regarded as required of an investment security is present and that while the notes are not distinctly or predominantly speculative, there is specific risk.


                       VARIABLE RATE DEMAND OBLIGATIONS

     A short-term rating, in addition to the Bond or MIG ratings, designated VMIG may also be assigned to an issue having a demand feature. The assignment of the VMIG symbol reflects such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. The VMIG rating criteria are identical to the MIG criteria discussed above.


                           COMMERCIAL PAPER RATINGS

     Moody's Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. These ratings apply to Municipal commercial Paper as well as taxable Commercial Paper. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime-1, Prime-2, Prime-3.

     Issuers rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 have a strong capacity for repayment of short-term promissory obligations; and Issuers rated Prime-3 have an acceptable capacity for repayment of short-term promissory obligations. Issuers rated Not Prime do not fall within any of the Prime rating categories.


STANDARD & POOR'S CORPORATION ("STANDARD & POOR'S")


                            MUNICIPAL BOND RATINGS

     A Standard & Poor's municipal rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

     The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. The ratings are based, in varying degrees, on the following considerations: (1) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other reasons.

AAA Debt rated "AAA" has the highest rating assigned by Standard & Poor's.
    Capacity to pay interest and repay principal is extremely strong.

AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A Debt rated "A" has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

    Bonds rated AAA, AA, A and BBB are considered investment grade bonds.

BB Debt rated "BB" has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payment.

B Debt rated "B" has a greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

CCC Debt rated "CCC" has a current identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayments of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC The rating "CC" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC" rating.

C The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC" debt rating.

Cl The rating "Cl" is reserved for income bonds on which no interest is being paid.

D Debt rated "D" is in payment default. The `D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

NR Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

    Bonds rated "BB", "B", "CCC", "CC" and "C" are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. "BB" indicates the least degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

    Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major ratings categories.

    The foregoing ratings are sometimes followed by a "p" which indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood or risk of default upon failure of such completion.

                            MUNICIPAL NOTE RATINGS


     Commencing on July 27, 1984, Standard & Poor's instituted a new rating category with respect to certain municipal note issues with a maturity of less than three years. The new note ratings denote the following:


     SP-1 denotes a very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics are given a plus (+) designation (SP-1+).


     SP-2 denotes a satisfactory capacity to pay principal and interest.


     SP-3 denotes a speculative capacity to pay principal and interest.


                           COMMERCIAL PAPER RATINGS

     Standard and Poor's commerical paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based upon current information furnished by the issuer or obtained by S&P from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information. Ratings are graded into group categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The categories are as follows:

     Issues assigned A ratings are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation 1, 2 and 3 to indicate the relative degree of safety.

A-1 indicates that the degree of safety regarding timely payments is very strong.

A-2 indicates capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated "A-1".

A-3 indicates a satisfactory capacity for timely payment. Obligations carrying this designation are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

          MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND


                                    PART C
                               OTHER INFORMATION


ITEM 15. INDEMNIFICATION

     The response to this item is incorporated herein by reference to Exhibits 1 and 2 under Item 16 below and by reference to Item 27 of, Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A, dated February 22, 2000, which was filed electronically pursuant to Regulation S-T on February 17, 2000 as an amendment to Registrant's Registration Statement on Form N-1A (File Nos. 811-4020 and 2-91103) (the "Registration Statement").


ITEM 16. EXHIBITS

(1) Declaration of Trust dated April 9, 1984 ("Declaration") (incorporated herein by reference to Exhibit 1(a) of Registrant's Post-Effective Amendment No. 12 filed on February 23, 1996 ("Post-Effective Amendment No. 12")); Amendment to Declaration Establishing and Designating Additional Classes of Stock (incorporated herein by reference to Exhibit 1 to Post-Effective Amendment No. 14 filed on July 17, 1997 ("Post Effective Amendment No. 14"))

(2) Amended and Restated By-Laws of Registrant dated as of May 1, 1999 (incorporated herein by reference to Exhibit 2 to the Registrant's Post-Effective Amendment No. 17 filed on April 29, 1999 ("Post-Effective Amendment No. 17"))

(3) Not Applicable

(4) Copy of Agreement and Plan of Reorganization (filed herewith as Exhibit A to the Proxy Statement and Prospectus)

(5) Not Applicable

(6) Investment Management Agreement (incorporated herein by reference to
    Exhibit 4 to Post-Effective Amendment No. 16 filed on February 26, 1999 ("Post-Effective Amendment No. 16"))

(7) (a) Distribution Agreement between Registrant and Morgan Stanley Dean Witter Distributors Inc. (incorporated herein by reference to Exhibit 5(a) to Post-Effective Amendment No. 16)

    (b) Multiple Class Distribution Agreement between Registrant and Morgan Stanley Dean Witter Distributors, Inc. (incorporated herein by reference to Exhibit 6(b) of Post-Effective Amendment No. 14.

    (c) Form of Selected Dealer Agreement (incorporated herein by reference to
        Exhibit 5(b) to Registrant's Post-Effective Amendment No. 16

(8) Retirement Plan for Non-Interested Trustees or Directors (incorporated herein by reference to Exhibit 6 to Post-Effective Amendment No. 17.

(9) (a) Custody Agreement dated September 20, 1991 (incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 12)

    (b) Amended and Restated Transfer Agency and Services Agreement between Registrant and Morgan Stanley Dean Witter Trust FSB (incorporated herein by reference to Exhibit 7 of Post-Effective Amendment No. 16)

(10) (a) Amended and Restated Plan of Distribution pursuant to Rule 12b-1, dated July 28, 1997 (incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 14)

     (b) Morgan Stanley Dean Witter Funds Multiple Class Plan pursuant to Rule 18f-3 (incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 16)

(11) (a) Opinion and consent of Mayer, Brown & Platt

     (b) Opinion and consent of Lane Altman & Owens.

(12) Opinion and consent of Mayer, Brown & Platt regarding tax matters

(13) Form of Services Agreement between Morgan Stanley Dean Witter Advisors Inc. and Morgan Stanley Dean Witter Services Company Inc. (incorporated herein by reference to Exhibit 8(b) to Post-Effective Amendment No. 16)

(14) Consent of Independent Accountants

(15) Not Applicable

(16) Powers of Attorney

(17) (a) Registrant's Rule 24f-2 Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, for its fiscal year ended December 31, 1999 (incorporated herein by reference to Form 24f-2 filed with the Securities and Exchange Commission on February 4, 2000)

     (b) Form of Proxy

     (c) Voting Information Card (incorporated herein by reference to Exhibit 17 of the Initial Registration Statement on Form N-14).


ITEM 17. UNDERTAKINGS

     1. The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of the prospectus which is a part of this registration statement on Form N-14 by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     2. The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to this registration statement on Form N-14 and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                  SIGNATURES

     As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of New York and State of New York, on the 28th day of February, 2000.


                                 MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND


                                 By: /s/ Barry Fink
                                     Barry Fink
                                     Vice President and Secretary


     As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.





           SIGNATURE                             TITLE                         DATE
------------------------------   ------------------------------------   ------------------
1. Principal Executive Officer
  /s/ Charles A. Fiumefreddo     President, Chief Executive Officer,
  ............................
                                 Trustee and Chairman                   February 28, 2000
2. Principal Financial Officer
  /s/ Thomas F. Caloia           Treasurer and Principal
  ............................
                                 Accounting Officer                     February 28, 2000
3. Majority of Trustees
  /s/ Michael Bozic              Trustee                                February 28, 2000
  ............................
  /s/ Edwin J. Garn              Trustee                                February 28, 2000
  ............................
  /s/ Wayne E. Hedien            Trustee                                February 28, 2000
  ............................
  /s/ Manuel H. Johnson          Trustee                                February 28, 2000
  ............................
  /s/ Michael E. Nugent          Trustee                                February 28, 2000
  ............................
  /s/ John L. Schroeder          Trustee                                February 28, 2000
  ............................
  /s/ Philip J. Purcell          Trustee                                February 28, 2000
  ............................